UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 2054
9
FORM
N–CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21357
Franklin Limited Duration Income Trust
(Exact name of registrant as specified in charter)
One Franklin Parkway, San Mateo, CA 94403–1906
(Address of principal executive offices) (Zip code)
Alison Baur, One Franklin Parkway, San Mateo, CA 94403–1906
(Name and address of agent for service)
Registrant’s telephone number, including area code:(
650)312–2000
Date of fiscal year end:
12/31
Date of reporting period:
12/31/23

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

Not FDIC Insured	May Lose Value	No Bank Guarantee

Managed Distribution Policy
: Until December 31, 2023, the Fund employed a managed distribution policy whereby the Fund made distributions to common shareholders at an annual minimum fixed rate of 10%, based on the average monthly net asset value (NAV) of the Fund’s common shares. Effective January 1, 2024, the Board has implemented a new managed distribution plan where the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares. The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of the current distribution or from the terms of the Fund’s Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.
Please see the “Important Information to Shareholders” section for additional information.

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

franklintempleton.com	Annual Report	1

Franklin Limited Duration Income Trust

Dear Shareholder,
This annual report for Franklin Limited Duration Income Trust covers the fiscal year ended December 31, 2023.
Fund Overview
Q. What is the Fund’s investment strategy?
A.
The Fund seeks to provide high, current income, with a secondary objective of capital appreciation to the extent possible and consistent with the Fund’s primary objective, through a portfolio consisting primarily of high-yield corporate bonds, floating rate corporate loans and mortgage- and other asset-backed securities. We invest in a diversified mix of fixed income securities, primarily high-yield corporate bonds, senior secured floating rate corporate loans, and mortgage- and other asset-backed securities. The Fund may also invest a portion in marketplace loans. Our top-down analysis of macroeconomic trends combined with a bottom-up analysis of market sectors, industries and issuers drives our investment process. We seek to maintain a limited duration, or interest-rate sensitivity, to moderate the impact that fluctuating interest rates might have on the Fund’s fixed income portfolio. Within the corporate bond and corporate loan sectors, we seek securities trading at reasonable valuations from issuers with characteristics such as strong market positions, stable cash flows, reasonable capital structures, supportive asset values, strong sponsorship and improving credit fundamentals. In the mortgage- and other asset-backed securities sector, we look to capture an attractive income stream and total return through our analysis of security prepayment assumptions, potential pricing inefficiencies and underlying collateral characteristics.
Q. What were the overall market conditions during the Fund’s reporting period?
A.
Fixed income markets experienced a high-volatility environment as concerns over high levels of inflation and the U.S. Federal Reserve’s (Fed’s) policy response dominated the economic and market discussion. Yields changed rapidly in response to an evolving macroeconomic landscape and changing global monetary policies. Geopolitical risk remained an overhang to the market throughout the year as the war in Ukraine continued and a new conflict in the Middle East emerged, putting temporary pressure on global energy prices. Inflation increased through the summer months before the Consumer Price Index moderated towards the end of the year. By November 2023, the 12-month change dropped to 3.1%. While markets were unsettled during much of the year, corporate fundamentals continued on a robust pace, which benefited the Fund’s loan and bond holdings. The Fed came into the year pursuing their monetary policy tightening policies, increasing the fed funds rate by an additional 100 basis points (bps) before pausing at the September 2023 meeting and subsequent meetings. As part of the Fed’s Summary of Economic Projections released at their December 2023 meeting, participant’s median projection for the fed funds rate penciled in a total of three potential rate cuts in 2024. Ten-year U.S. Treasury (UST) yields traded in a wide range, peaking at 5.0% in October 2023 before falling, ending the year at 3.88%.
Q. How did we respond to these changing market conditions?
A.
While debate about the likelihood of a recession was a constant theme over the course of the year, no matter the outcome, the fact remains that the lower-end consumer has faced increasing pressure from inflation and high interest rates. We positioned the portfolio to minimize exposure to the lower-end consumer. For instance, within the marketplace loan portion of the portfolio, we shifted our exposure from consumer loans to small business loans, which was made via the Square program. With interest rates relatively high and volatile, yet with corporate fundamentals showing ongoing strength, we favored both leveraged loans and high-yield corporate bonds. With rates rising throughout much of the year, we maintained exposure to mortgage-backed securities at the low end of the typical range, and instead favored floating-rate collateralized loan obligation (CLO) debt in the asset-backed portion of the portfolio.
Portfolio Composition
12/31/23

% of Total Investments
Corporate Bonds	32.4%

Senior Floating Rate Interests	29.2%

Marketplace Loans	14.5%

Mortgage-Backed Securities	10.6%

Asset-Backed Securities*	9.8%

Commercial Mortgage-Backed Securities	0.7%

Other †	0.4%

Short-Term Investments	2.4%

*Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Categories within the Other category are listed in full in the Fund’s Schedule of Investments (SOI), which can be found later in this report.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 9.

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FRANKLIN LIMITED DURATION INCOME TRUST

Performance Overview
For the 12 months under review, the Fund posted cumulative total returns of +12.36% based on net asset value and +12.17% based on market price. The Fund’s benchmark, the blended 1/3 Credit Suisse (CS) High Yield Index + 1/3 CS Leveraged Loan Index + 1/3 Bloomberg Mortgage-Backed Securities (MBS) Index, posted a +10.56% cumulative total return.
1
Individually, the CS High Yield Index, which is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt traded in the U.S. credit market, posted a 13.55% cumulative total return.
2
While, the CS Leveraged Loan Index, which is designed to mirror the investable universe of the U.S. dollar-denominated leverage loan market, posted a 13.04% cumulative total return.
2
Additionally, Bloomberg MBS Index, which tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), posted a 5.05% cumulative total return.
2
Over the period, net asset value increased from $7.06 per share on December 31, 2022, to $7.18 at period-end, and the market price increased from $6.21 to $6.22 by period-end. You can find the Fund’s long-term performance data in the Performance Summary on page 5.
Until December 31, 2023, the Fund employed a managed distribution policy whereby the Fund made distributions to common shareholders at an annual minimum fixed rate of 10%, based on the average monthly net asset value (NAV) of the Fund’s common shares. Effective January 1, 2024, the Board has implemented a new managed distribution plan where the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so. Please see the “Important Information to Shareholders” section for additional information.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Q. What were the leading contributors to performance?
A.
The Fund’s corporate exposure, in the form of both leveraged loans and high-yield corporate bonds, contributed to performance as corporate fundamentals were resilient to the higher rate environment, which kept expectations for future defaults subdued. Within the asset-backed portion of the portfolio, CLO debt outperformed fixed-rate mortgage-backed securities.
Q. What were the leading detractors from performance?
A.
Mortgage-backed securities underperformed most of the Fund’s other asset classes, as they were more susceptible to the general rise in interest rates over the course of the year.
Q. Were there any significant changes to the Fund during the reporting period?
A.
There were no significant changes to the Fund. We have been favoring bank loans and high-yield corporates over mortgage-backed securities for some time. The shift to Square from consumer loans in the MPL portion of the portfolio has been ongoing, although we did increase our commitment to Square during the year.
Thank you for your continued participation in Franklin Limited Duration Income Trust. We look forward to serving your future investment needs.
Sincerely,
Sonal Desai, Ph.D.
Glenn I. Voyles, CFA
Justin Ma, CFA
Patrick A. Klein, Ph.D.
Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2023, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and

1. Source: Factset. The Blended Benchmark was calculated internally.
2. Source: Morningstar.
The indexes are unmanaged and includes reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
CFA
®
is a trademark owned by CFA Institute.

franklintempleton.com	Annual Report	3

FRANKLIN LIMITED DURATION INCOME TRUST

economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN LIMITED DURATION INCOME TRUST
Performance Summary as of December 31, 2023
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/23
1,2

	Cumulative Total Return 3		Average Annual Total Return 3
	Based on NAV 4	Based on market price 5	Based on NAV 4	Based on market price 5

1-Year	+12.36%	+12.17%	+12.36%	+12.17%
5-Year	+17.50%	+18.56%	+3.28%	+3.46%
10-Year	+22.15%	+24.87%	+2.02%	+2.25%
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices

Symbol: FTF	12/31/23	12/31/22	Change

Net Asset Value (NAV)	$7.18	$7.06	+$0.12
Market Price (NYSE)	$6.22	$6.21	+$0.01

See page 7 for Performance Summary footnotes.

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FRANKLIN LIMITED DURATION INCOME TRUST
PERFORMANCE SUMMARY
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
12/31/13–12/31/23

See page 7 for Performance Summary footnotes.

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FRANKLIN LIMITED DURATION INCOME TRUST
PERFORMANCE SUMMARY
Distributions
(1/1/23–12/31/23)

Net Investment Income	Tax Return of Capital	Total

$0.4081	$0.3014	$0.7095
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls.
Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks.
Low-rated, high-yield bonds
are subject to greater price volatility, illiquidity and possibility of default. The manager may consider environmental, social and governance (ESG) criteria
in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Figures are for common shares. As of 12/31/23, the Fund had leverage in the amount of 31.66% of the Fund’s total portfolio. The Fund employs leverage through participation in a Credit Facility, entering into reverse repurchase agreements, and purchase of Mortgage Dollar Rolls. The use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). The cost of leverage rises and falls with changes in short-term interest rates. Such increases/decreases in the cost of the Fund’s leverage may be offset by increased/decreased income from the Fund’s floating rate investments.
2. Gross expenses are the Fund’s total annual operating expenses as of the Fund’s annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
3. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Assumes reinvestment of distributions based on net asset value.
5. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
6. Sources: Bloomberg and Credit Suisse. The Blended Benchmark is calculated internally and is composed of 1/3 Credit Suisse (CS) High Yield Index, 1/3 CS Leveraged Loan Index and 1/3 Bloomberg MBS Index. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominnated high-yield debt traded in the U.S. credit market. The CS Leveraged Loan Index (CS LLI) is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Loans must be below investment-grade and rated no higher than Baa/BB+ or Ba1/BBB+ by Moody’s or S&P. The Bloomberg MBS Index tracks the performance of fixed-rate agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). Effective June 1, 2017, hybrid adjustable-rate mortgages were removed from the index.
Important data provider notices and terms available at www.franklintempletondatasources.com.

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FRANKLIN LIMITED DURATION INCOME TRUST

Financial Highlights

	Year Ended December 31,

	2023	2022	2021	2020	2019
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year	$7.06	$8.97	$9.43	$10.00	$10.11
Income from investment operations:
Net investment income a	0.65	0.62	0.52	0.51	0.53
Net realized and unrealized gains (losses)	0.18	(1.46)	(0.05)	(0.15)	0.39
Total from investment operations	0.83	(0.84)	0.47	0.36	0.92
Less distributions from:
Net investment income	(0.41)	(0.57)	(0.55)	(0.55)	(0.58)
Tax return of capital	(0.30)	(0.21)	(0.38)	(0.38)	(0.45)
Total distributions	(0.71)	(0.78)	(0.93)	(0.93)	(1.03)
Dilution effect of rights offering	—	(0.29) b	—	—	—
Net asset value, end of year	$7.18	$7.06	$8.97	$9.43	$10.00
Market value, end of year c	$6.22	$6.21	$9.09	$9.42	$9.59

Total return (based on net asset value per share) d	12.36%	(12.75)%	5.16%	4.26%	9.33%
Total return (based on market value per share) d	12.17%	(23.52)%	6.77%	9.43%	18.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates	4.07%	2.69%	1.76%	1.86%	2.16%
Expenses net of waiver and payments by affiliates e	4.06%	2.68%	1.75%	1.85%	2.15%
Net investment income	9.16%	8.16%	5.58%	5.51%	5.15%

Supplemental data
Net assets, end of year (000’s)	$290,198	$285,319	$270,437	$284,199	$301,452
Portfolio turnover rate	104.86%	95.50%	107.66%	106.46%	113.49%
Portfolio turnover rate excluding mortgage dollar rolls f	71.14%	52.93%	51.04%	60.46%	57.50%
Total credit facility and reverse repurchase agreementsoutstanding at end of year (000’s)	$109,652	$117,090	$116,359	$111,505	$107,117
Asset coverage per $1,000 of debt	$3,647	$3,437	$3,324	$3,549	$3,814

a
Based on average daily shares outstanding.
b
Represents the impact of Fund’s rights offering of 10,250,000 common shares in February 2022 as a subscription price per share based on a formula.
c
Based on the last sale on the NYSE American.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund’s net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
e
Benefit of expense reduction rounds to less than 0.01%.
f
See Note 1(e) regarding mortgage dollar rolls.

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FRANKLIN LIMITED DURATION INCOME TRUST

Schedule of Investments, December 31, 2023

	Country	Shares	Value

Common Stocks 0.6%
Hotels, Restaurants & Leisure 0.0% †
a 24 Hour Fitness Worldwide, Inc.	United States	24,950	$4,553

Independent Power and Renewable Electricity Producers 0.4%
a Talen Energy Corp.	United States	17,000	1,088,000
a Talen Energy Corp.	United States	3,338	213,632
			1,301,632

Metals & Mining 0.1%
a Petra Diamonds Ltd.	South Africa	331,401	295,729

Oil, Gas & Consumable Fuels 0.1%
a Amplify Energy Corp.	United States	281	1,666
Birch Permian Holdings, Inc.	United States	20,307	211,528
California Resources Corp.	United States	42	2,297
			215,491
Total Common Stocks (Cost $1,479,119)			1,817,405

Preferred Stocks 0.0% †
Hotels, Restaurants & Leisure 0.0% †
a 24 Hour Fitness Worldwide, Inc.	United States	59,089	886
Total Preferred Stocks (Cost $79,741)			886

		Warrants
Warrants 0.0% †

Oil, Gas & Consumable Fuels 0.0% †
a California Resources Corp., 10/27/24	United States	96	1,861
Total Warrants (Cost $–)			1,861

		Principal Amount *
Corporate Bonds 46.9%
Aerospace & Defense 0.3%
b,c TransDigm, Inc., Senior Secured Note, 144A, 6.25%, 3/15/26	United States	900,000	899,359

Automobile Components 1.3%
b,c Aerospace & Defense 0.3%
Senior Note, 144A, 8.25%, 4/15/31	United States	1,200,000	1,271,633
Senior Secured Note, 144A, 7%, 4/15/28	United States	400,000	413,705
b,c,d Dornoch Debt Merger Sub, Inc., Senior Note, 144A, 6.625%, 10/15/29	United States	1,100,000	993,101
c Goodyear Tire & Rubber Co. (The), Senior Note, 9.5%, 5/31/25	United States	1,000,000	1,015,345
			3,693,784

Automobiles 0.4%
b,c Jaguar Land Rover Automotive plc, Senior Note, 144A, 5.5%, 7/15/29	United Kingdom	1,300,000	1,268,423

Banks 0.5%
c,e,f JPMorgan Chase & Co., R, Junior Sub. Bond, FRN, 8.939%, (3-month SOFR + 3.562%), Perpetual	United States	1,500,000	1,516,875

Beverages 0.2%
b,c Primo Water Holdings, Inc., Senior Note, 144A, 4.375%, 4/30/29	Canada	700,000	645,783

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FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

Corporate Bonds (continued)
Biotechnology 0.1%
b Emergent BioSolutions, Inc., Senior Note, 144A, 3.875%, 8/15/28	United States	900,000	$369,193

Broadline Retail 0.3%
d Nordstrom, Inc., Senior Bond, 4%, 3/15/27	United States	1,000,000	932,585

Building Products 1.8%
b,c AmeriTex HoldCo Intermediate LLC, Senior Secured Note, 144A, 10.25%, 10/15/28	United States	600,000	615,750
b,c Camelot Return Merger Sub, Inc., Senior Secured Note, 144A, 8.75%, 8/01/28	United States	500,000	508,162
b,c Cornerstone Building Brands, Inc., Senior Note, 144A, 6.125%, 1/15/29	United States	1,000,000	821,025
b,c Eco Material Technologies, Inc., Senior Secured Note, 144A, 7.875%, 1/31/27	United States	1,000,000	1,001,250
b,c Emerald Debt Merger Sub LLC, Senior Secured Note, 144A, 6.625%, 12/15/30	United States	1,100,000	1,124,882
b Smyrna Ready Mix Concrete LLC, Senior Secured Note, 144A, 8.875%, 11/15/31	United States	1,200,000	1,262,731
			5,333,800

Capital Markets 0.2%
b,c Jane Street Group / JSG Finance, Inc., Senior Secured Note, 144A, 4.5%, 11/15/29	United States	500,000	466,819

Chemicals 2.2%
b,g,h Anagram Holdings LLC / Anagram International, Inc., Secured Note, 144A, PIK, 10%, 8/15/26	United States	166,428	3,328
b,c ASP Unifrax Holdings, Inc., Senior Secured Note, 144A, 5.25%, 9/30/28	United States	200,000	144,680
b Braskem Idesa SAPI, Senior Secured Bond, 144A, 6.99%, 2/20/32	Mexico	300,000	175,901
c Celanese US Holdings LLC, Senior Note, 6.33%, 7/15/29	United States	1,000,000	1,049,304
b,c Consolidated Energy Finance SA, Senior Note, 144A, 5.625%, 10/15/28	Switzerland	600,000	508,776
b,c Element Solutions, Inc., Senior Note, 144A, 3.875%, 9/01/28	United States	200,000	184,323
b,d GPD Cos., Inc., Senior Secured Note, 144A, 10.125%, 4/01/26	United States	1,500,000	1,388,250
b,c Illuminate Buyer LLC / Illuminate Holdings IV, Inc., Senior Note, 144A, 9%, 7/01/28	United States	1,000,000	957,400
b,g Kobe US Midco 2, Inc., Senior Note, 144A, PIK, 9.25%, 11/01/26	United States	210,000	153,167
b,c Rain Carbon, Inc., Senior Secured Note, 144A, 12.25%, 9/01/29	United States	1,000,000	978,750
b Rain CII Carbon LLC / CII Carbon Corp., Secured Note, 144A, 7.25%, 4/01/25	United States	22,000	21,326
b,d Vibrantz Technologies, Inc., Senior Note, 144A, 9%, 2/15/30	United States	1,000,000	794,221
			6,359,426

Commercial Services & Supplies 0.9%
b,c APX Group, Inc., Senior Note, 144A, 5.75%, 7/15/29	United States	800,000	746,831
b,c Enviri Corp., Senior Note, 144A, 5.75%, 7/31/27	United States	1,400,000	1,306,445
b,c Prime Security Services Borrower LLC / Prime Finance, Inc., Senior Secured Note, 144A, 3.375%, 8/31/27	United States	600,000	556,692
			2,609,968

Communications Equipment 0.1%
b Viasat, Inc., Senior Note, 144A, 7.5%, 5/30/31	United States	300,000	235,875

Construction & Engineering 0.4%
b,c Arcosa, Inc., Senior Note, 144A, 4.375%, 4/15/29	United States	300,000	279,735

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FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

Corporate Bonds (continued)

Construction & Engineering (continued)
b,c VM Consolidated, Inc., Senior Note, 144A, 5.5%, 4/15/29	United States	800,000	$756,211
			1,035,946

Consumer Finance 1.0%
c OneMain Finance Corp., Senior Note, 9%, 1/15/29	United States	1,500,000	1,587,118
b,c PROG Holdings, Inc., Senior Note, 144A, 6%, 11/15/29	United States	1,400,000	1,291,913
			2,879,031

Consumer Staples Distribution & Retail 0.2%
b,c US Foods, Inc., Senior Note, 144A, 6.875%, 9/15/28	United States	700,000	721,427

Containers & Packaging 2.9%
b,c Ardagh Metal Packaging Finance USA LLC / Ardagh Metal b,cArdagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, Senior Note, 144A, 4%, 9/01/29	United States	1,500,000	1,271,605
b Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.,
d Senior Note, 144A, 5.25%, 8/15/27	United States	600,000	466,824
c Senior Secured Note, 144A, 5.25%, 4/30/25	United States	600,000	584,005
c Crown Americas LLC / Crown Americas Capital Corp. VI, Senior Note, 4.75%, 2/01/26	United States	500,000	495,566
b,c LABL, Inc., Senior Secured Note, 144A, 9.5%, 11/01/28	United States	800,000	809,000
b,c Mauser Packaging Solutions Holding Co.,
Secured Note, 144A, 9.25%, 4/15/27	United States	1,500,000	1,473,960
Senior Secured Note, 144A, 7.875%, 8/15/26	United States	1,200,000	1,222,297
b,d Owens-Brockway Glass Container, Inc., Senior Note, 144A, 6.625%, 5/13/27	United States	375,000	375,499
b,c Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., Senior Secured Note, 144A, 4.375%, 10/15/28	United States	300,000	280,768
b,d Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, Senior Secured Note, 144A, 4%, 10/15/27	United States	1,200,000	1,122,750
b,c Trivium Packaging Finance BV, Senior Note, 144A, 8.5%, 8/15/27	Netherlands	400,000	392,651
			8,494,925

Distributors 0.3%
b,c Ritchie Bros Holdings, Inc.,
Senior Note, 144A, 7.75%, 3/15/31	Canada	500,000	533,680
Senior Secured Note, 144A, 6.75%, 3/15/28	Canada	300,000	309,247
			842,927

Diversified Consumer Services 0.4%
d Grand Canyon University, Secured Note, 5.125%, 10/01/28	United States	1,300,000	1,165,658

Diversified REITs 0.7%
b,c Global Net Lease, Inc. / Global Net Lease Operating Partnership LP, Senior Note, 144A, 3.75%, 12/15/27	United States	800,000	669,165
b,c Necessity Retail REIT, Inc. (The) / American Finance Operating Partner LP, Senior Note, 144A, 4.5%, 9/30/28	United States	900,000	758,871
b,c VICI Properties LP / VICI Note Co., Inc., Senior Note, 144A, 3.75%, 2/15/27	United States	700,000	661,205
			2,089,241

Diversified Telecommunication Services 0.3%
b,c CCO Holdings LLC / CCO Holdings Capital Corp., Senior Note, 144A, 6.375%, 9/01/29	United States	1,000,000	987,493

Electric 2Utilities 0.6%
b Vistra Operations Co. LLC,
c Senior Note, 144A, 5.625%, 2/15/27	United States	1,300,000	1,283,125

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	11

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

Corporate Bonds (continued)

Electric Utilities (continued)
b Vistra Operations Co. LLC, (continued)
d Senior Note, 144A, 4.375%, 5/01/29	United States	400,000	$373,847
			1,656,972

Electrical Equipment 0.7%
b,c Sensata Technologies BV, Senior Note, 144A, 4%, 4/15/29	United States	1,000,000	930,425
b,c,d Vertiv Group Corp., Senior Secured Note, 144A, 4.125%, 11/15/28	United States	1,300,000	1,220,498
			2,150,923

Electronic Equipment, Instruments & Components 0.3%
b,c TTM Technologies, Inc., Senior Note, 144A, 4%, 3/01/29	United States	1,000,000	909,590

Energy Equipment & Services 1.8%
b CSI Compressco LP / CSI Compressco Finance, Inc.,
g Secured Note, 144A, PIK, 10%, 4/01/26	United States	1,058,831	1,098,580
Senior Secured Note, 144A, 7.5%, 4/01/25	United States	325,000	324,974
b,c Enerflex Ltd., Senior Secured Note, 144A, 9%, 10/15/27	Canada	900,000	869,142
b,c Nabors Industries Ltd., Senior Note, 144A, 7.25%, 1/15/26	United States	1,000,000	962,220
b Oceaneering International, Inc., Senior Note, 144A, 6%, 2/01/28	United States	300,000	291,123
b Transocean Titan Financing Ltd., Senior Secured Note, 144A, 8.375%, 2/01/28	United States	100,000	103,818
b,c Transocean, Inc., Senior Secured Note, 144A, 8.75%, 2/15/30	United States	760,000	794,622
b,c Weatherford International Ltd., Senior Note, 144A, 8.625%, 4/30/30	United States	700,000	731,475
			5,175,954

Entertainment 0.4%
b,c Banijay Entertainment SASU, Senior Secured Note, 144A, 8.125%, 5/01/29	France	1,100,000	1,133,566

Financial Services 1.1%
b GGAM Finance Ltd.,
Senior Note, 144A, 8%, 2/15/27	Ireland	200,000	205,258
c Senior Note, 144A, 8%, 6/15/28	Ireland	700,000	725,000
b,c Jefferson Capital Holdings LLC, Senior Note, 144A, 6%, 8/15/26	United States	1,200,000	1,149,611
b,c PRA Group, Inc.,
Senior Note, 144A, 8.375%, 2/01/28	United States	600,000	578,004
Senior Note, 144A, 5%, 10/01/29	United States	300,000	247,980
b,c United Wholesale Mortgage LLC, Senior Note, 144A, 5.5%, 11/15/25	United States	400,000	397,834
			3,303,687

Food Products 0.7%
c B&G Foods, Inc.,
Senior Note, 5.25%, 4/01/25	United States	352,000	346,901
Senior Note, 5.25%, 9/15/27	United States	400,000	363,861
c Pilgrim’s Pride Corp., Senior Bond, 6.875%, 5/15/34	United States	1,100,000	1,188,917
			1,899,679

Ground Transportation 0.3%
b,c First Student Bidco, Inc. / First Transit Parent, Inc., Senior Secured Note, 144A, 4%, 7/31/29	United States	900,000	781,339

Health Care Equipment & Supplies 0.6%
b,c Bausch & Lomb Escrow Corp., Senior Secured Note, 144A, 8.375%, 10/01/28	United States	600,000	633,714
b,c Garden Spinco Corp., Senior Note, 144A, 8.625%, 7/20/30	United States	400,000	427,778
b,c Medline Borrower LP,
Senior Note, 144A, 5.25%, 10/01/29	United States	500,000	471,958

12	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

Corporate Bonds (continued)

Health Care Equipment & Supplies (continued)
b,c Medline Borrower LP, (continued)
Senior Secured Note, 144A, 3.875%, 4/01/29	United States	200,000	$181,071
			1,714,521

Health Care Providers & Services 2.1%
b CHS/Community Health Systems, Inc.,
d Secured Note, 144A, 6.125%, 4/01/30	United States	500,000	324,360
Senior Secured Note, 144A, 8%, 3/15/26	United States	247,000	246,399
c Senior Secured Note, 144A, 5.625%, 3/15/27	United States	400,000	372,177
Senior Secured Note, 144A, 10.875%, 1/15/32	United States	500,000	523,190
b,c DaVita, Inc., Senior Note, 144A, 4.625%, 6/01/30	United States	1,200,000	1,048,650
b,c Kedrion SpA, Senior Secured Note, 144A, 6.5%, 9/01/29	Italy	1,500,000	1,372,500
b,d MPH Acquisition Holdings LLC, Senior Note, 144A, 5.75%, 11/01/28	United States	1,100,000	894,957
c Tenet Healthcare Corp.,
Senior Secured Note, 4.875%, 1/01/26	United States	500,000	494,718
Senior Secured Note, 6.125%, 6/15/30	United States	700,000	708,636
			5,985,587

Hotel & Resort REITs 0.1%
b,c RHP Hotel Properties LP / RHP Finance Corp., Senior Note, 144A, 7.25%, 7/15/28	United States	300,000	312,093

Hotels, Restaurants & Leisure 4.1%
b,h,i 24 Hour Fitness Worldwide, Inc., Senior Note, 144A, 8%, 6/01/22	United States	1,500,000	—
b Allwyn Entertainment Financing UK plc, Senior Secured Note, 144A, 7.875%, 4/30/29	Czech Republic	800,000	818,000
b,c Boyne USA, Inc., Senior Note, 144A, 4.75%, 5/15/29	United States	300,000	282,436
b,c Carnival Corp.,
Senior Note, 144A, 7.625%, 3/01/26	United States	400,000	407,483
Senior Note, 144A, 5.75%, 3/01/27	United States	1,500,000	1,464,275
b,c Carnival Holdings Bermuda Ltd., Senior Note, 144A, 10.375%, 5/01/28	United States	400,000	435,677
b,c Everi Holdings, Inc., Senior Note, 144A, 5%, 7/15/29	United States	1,200,000	1,090,747
b,c Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
Senior Note, 144A, 6.75%, 1/15/30	United States	1,300,000	1,142,892
b,d NCL Corp. Ltd., Senior Note, 144A, 5.875%, 3/15/26	United States	300,000	293,356
b,c Royal Caribbean Cruises Ltd.,
Senior Note, 144A, 5.5%, 8/31/26	United States	500,000	495,386
Senior Note, 144A, 11.625%, 8/15/27	United States	700,000	762,212
b,c Station Casinos LLC, Senior Note, 144A, 4.5%, 2/15/28	United States	200,000	188,718
b Studio City Finance Ltd., Senior Note, 144A, 5%, 1/15/29	Macau	1,500,000	1,262,226
b,c Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Senior Bond, 144A, 5.5%, 3/01/25	United States	1,700,000	1,692,414
b,c Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., Senior Note, 144A, 7.125%, 2/15/31	United States	1,500,000	1,563,873
			11,899,695

Household Durables 1.2%
b,c Ashton Woods USA LLC / Ashton Woods Finance Co.,
Senior Note, 144A, 6.625%, 1/15/28	United States	500,000	487,840
Senior Note, 144A, 4.625%, 4/01/30	United States	1,000,000	897,561
b,c Dream Finders Homes, Inc., Senior Note, 144A, 8.25%, 8/15/28	United States	500,000	528,960
b LGI Homes, Inc., Senior Note, 144A, 8.75%, 12/15/28	United States	800,000	851,500
b,c Weekley Homes LLC / Weekley Finance Corp., Senior Note, 144A, 4.875%, 9/15/28	United States	800,000	746,818
			3,512,679

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	13

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

Corporate Bonds (continued)
Independent Power and Renewable Electricity Producers 1.1%
b,c Calpine Corp., Senior Note, 144A, 5.125%, 3/15/28	United States	1,500,000	$1,439,105
b,c Clearway Energy Operating LLC,
Senior Bond, 144A, 3.75%, 1/15/32	United States	400,000	348,943
Senior Note, 144A, 4.75%, 3/15/28	United States	300,000	289,255
Senior Note, 144A, 3.75%, 2/15/31	United States	200,000	176,395
b,c Leeward Renewable Energy Operations LLC, Senior Note, 144A, 4.25%, 7/01/29	United States	1,000,000	872,301
			3,125,999

Insurance 0.6%
b,c Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Senior Note, 144A, 6.75%, 10/15/27	United States	400,000	399,000
b,c Jones Deslauriers Insurance Management, Inc., Senior Note, 144A, 10.5%, 12/15/30	Canada	1,300,000	1,372,237
			1,771,237

IT Services 0.9%
b,c Cablevision Lightpath LLC, Senior Secured Note, 144A, 3.875%, 9/15/27	United States	700,000	615,391
b,c Gartner, Inc.,
Senior Note, 144A, 4.5%, 7/01/28	United States	500,000	474,476
Senior Note, 144A, 3.625%, 6/15/29	United States	200,000	180,735
b,c Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., Senior Note, 144A, 6%, 2/15/28	United States	1,100,000	1,018,090
b,c Presidio Holdings, Inc., Senior Note, 144A, 8.25%, 2/01/28	United States	400,000	404,521
			2,693,213

Life Sciences Tools & Services 0.3%
b,c Fortrea Holdings, Inc., Senior Secured Note, 144A, 7.5%, 7/01/30 .	United States	1,000,000	1,028,222

Machinery 1.1%
b,c ATS Corp., Senior Note, 144A, 4.125%, 12/15/28	Canada	1,300,000	1,196,560
b,c Calderys Financing LLC, Senior Secured Note, 144A, 11.25%, 6/01/28	France	800,000	838,912
b,c Chart Industries, Inc., Senior Secured Note, 144A, 7.5%, 1/01/30 .	United States	700,000	732,548
b Titan Acquisition Ltd. / Titan Co-Borrower LLC, Senior Note, 144A, 7.75%, 4/15/26	Canada	300,000	302,183
			3,070,203

Media 2.3%
b, c Clear Channel International BV, Senior Secured Note, 144A, 6.625%, 8/01/25	United Kingdom	300,000	301,693
b Clear Channel Outdoor Holdings, Inc.,
c Senior Note, 144A, 7.75%, 4/15/28	United States	300,000	258,946
c Senior Note, 144A, 7.5%, 6/01/29	United States	900,000	749,183
Senior Secured Note, 144A, 9%, 9/15/28	United States	500,000	522,095
c CSC Holdings LLC,
Senior Bond, 5.25%, 6/01/24	United States	500,000	489,821
b Senior Note, 144A, 11.25%, 5/15/28	United States	700,000	721,745
b,c ,hDiamond Sports Group LLC / Diamond Sports Finance Co.,
Senior Note, 144A, 6.625%, 8/15/27	United States	500,000	26,250
Senior Secured Note, 144A, 5.375%, 8/15/26	United States	800,000	41,000
b,c Directv Financing LLC / Directv Financing Co-Obligor, Inc., Senior Secured Note, 144A, 5.875%, 8/15/27	United States	200,000	188,079
b,c DISH DBS Corp., Senior Secured Note, 144A, 5.75%, 12/01/28	United States	1,000,000	799,475
b,d News Corp., Senior Note, 144A, 3.875%, 5/15/29	United States	1,200,000	1,104,570

14	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value
Corporate Bonds (continued)
Media (continued)
b Outfront Media Capital LLC / Outfront Media Capital Corp., Senior Bond, 144A, 4.625%, 3/15/30	United States	100,000	$89,266
b,c Scripps Escrow, Inc., Senior Note, 144A, 5.875%, 7/15/27	United States	500,000	444,682
b,c Sirius XM Radio, Inc., Senior Note, 144A, 4%, 7/15/28	United States	600,000	555,290
b,c Univision Communications, Inc., Senior Secured Note, 144A, 4.5%, 5/01/29	United States	400,000	357,353
			6,649,448

Metals & Mining 1.0%
c ATI, Inc., Senior Note, 7.25%, 8/15/30	United States	700,000	729,135
b,c Constellium SE, Senior Note, 144A, 3.75%, 4/15/29	United States	600,000	545,274
b,g Petra Diamonds US Treasury plc, Senior Secured Note, 144A, PIK, 9.75%, 3/08/26	South Africa	781,938	598,183
b,c SunCoke Energy, Inc., Senior Secured Note, 144A, 4.875%, 6/30/29	United States	1,100,000	991,136
			2,863,728

Mortgage Real Estate Investment Trusts (REITs) 0.7%
b,c Apollo Commercial Real Estate Finance, Inc., Senior Secured Note, 144A, 4.625%, 6/15/29	United States	1,500,000	1,263,528
b,c Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., Senior Note, 144A, 4.75%, 6/15/29	United States	800,000	722,440
			1,985,968

Oil, Gas & Consumable Fuels 4.9%
b,c Antero Resources Corp., Senior Note, 144A, 7.625%, 2/01/29	United States	166,000	170,487
b,c Calumet Specialty Products Partners LP / Calumet Finance Corp., Senior Note, 144A, 8.125%, 1/15/27	United States	900,000	885,127
Cheniere Energy Partners LP, Senior Note, 4.5%, 10/01/29	United States	400,000	383,101
b,c Chesapeake Energy Corp., Senior Note, 144A, 6.75%, 4/15/29	United States	500,000	505,187
b,c CITGO Petroleum Corp., Senior Secured Note, 144A, 8.375%, 1/15/29	United States	600,000	617,490
b,c Civitas Resources, Inc.,
Senior Note, 144A, 8.375%, 7/01/28	United States	700,000	731,636
Senior Note, 144A, 8.75%, 7/01/31	United States	700,000	746,058
b,c CrownRock LP / CrownRock Finance, Inc., Senior Note, 144A, 5%, 5/01/29	United States	300,000	292,845
b,c Endeavor Energy Resources LP / EER Finance, Inc., Senior Bond, 144A, 5.75%, 1/30/28	United States	800,000	801,255
b,c Energy Transfer LP, Senior Note, 144A, 8%, 4/01/29	United States	500,000	520,613
b,c EnLink Midstream LLC, Senior Note, 144A, 6.5%, 9/01/30	United States	800,000	817,689
b,c EQM Midstream Partners LP, Senior Note, 144A, 7.5%, 6/01/27	United States	100,000	103,102
b,c Harbour Energy plc, Senior Note, 144A, 5.5%, 10/15/26	United Kingdom	500,000	489,227
b,c Hilcorp Energy I LP / Hilcorp Finance Co., Senior Note, 144A, 5.75%, 2/01/29	United States	500,000	483,408
b,c Kinetik Holdings LP, Senior Note, 144A, 5.875%, 6/15/30	United States	600,000	589,423
b,c Martin Midstream Partners LP / Martin Midstream Finance Corp., Secured Note, 144A, 11.5%, 2/15/28	United States	1,800,000	1,850,664
b,g,h,i Murray Energy Corp., Secured Note, 144A, PIK, 12%, 4/15/24	United States	606,187	—
b PBF Holding Co. LLC / PBF Finance Corp., Senior Note, 144A, 7.875%, 9/15/30	United States	200,000	203,917
b,c Venture Global Calcasieu Pass LLC,
Senior Secured Bond, 144A, 4.125%, 8/15/31	United States	300,000	264,686
Senior Secured Note, 144A, 3.875%, 8/15/29	United States	300,000	272,535
b,c Venture Global LNG, Inc.,
Senior Secured Note, 144A, 8.125%, 6/01/28	United States	600,000	606,484
Senior Secured Note, 144A, 9.5%, 2/01/29	United States	500,000	529,396
Senior Secured Note, 144A, 8.375%, 6/01/31	United States	500,000	500,494

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	15

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

Corporate Bonds (continued)
Oil, Gas & Consumable Fuels (continued)
b,c Viper Energy, Inc., Senior Note, 144A, 7.375%, 11/01/31	United States	700,000	$725,291
c Vital Energy, Inc.,
Senior Note, 10.125%, 1/15/28	United States	500,000	514,157
Senior Note, 9.75%, 10/15/30	United States	500,000	518,713
			14,122,985

Paper & Forest Products 0.1%
b Glatfelter Corp., Senior Note, 144A, 4.75%, 11/15/29	United States	400,000	281,722

Passenger Airlines 0.4%
b,c American Airlines, Inc. / AAdvantage Loyalty IP Ltd., Senior Secured Note, 144A, 5.5%, 4/20/26	United States	833,333	827,935
b,c United Airlines, Inc.,
Senior Secured Note, 144A, 4.375%, 4/15/26	United States	100,000	97,519
Senior Secured Note, 144A, 4.625%, 4/15/29	United States	300,000	280,884
			1,206,338

Personal Care Products 0.2%
b,c Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, Senior Secured Note, 144A, 6.625%, 7/15/30	United States	600,000	616,761

Pharmaceuticals 0.8%
b,c 1375209 BC Ltd., Senior Secured Note, 144A, 9%, 1/30/28	Canada	327,000	319,105
b Bausch Health Cos., Inc.,
Secured Note, 144A, 14%, 10/15/30	United States	115,000	64,551
c Senior Secured Note, 144A, 11%, 9/30/28	United States	581,000	423,828
b,c,h Endo Dac / Endo Finance LLC / Endo Finco, Inc.,
Secured Note, 144A, 9.5%, 7/31/27	United States	492,000	35,055
Senior Note, 144A, 6%, 6/30/28	United States	613,000	43,676
b,c,h Endo Luxembourg Finance Co. I SARL / Endo US, Inc., Senior Secured Note, 144A, 6.125%, 4/01/29	United States	500,000	320,460
b,c,h Par Pharmaceutical, Inc., Senior Secured Note, 144A, 8.5%, 4/01/27	United States	203,000	130,126
c Teva Pharmaceutical Finance Netherlands III BV, Senior Note, 4.75%, 5/09/27	Israel	900,000	862,875
			2,199,676

Real Estate Management & Development 0.7%
b,c Five Point Operating Co. LP / Five Point Capital Corp., Senior Note, 144A, 7.875%, 11/15/25	United States	1,000,000	990,945
b,c Forestar Group, Inc., Senior Note, 144A, 3.85%, 5/15/26	United States	500,000	476,845
b Greystar Real Estate Partners LLC, Senior Secured Note, 144A, 7.75%, 9/01/30	United States	500,000	524,425
			1,992,215

Software 1.0%
b,c Camelot Finance SA, Senior Secured Note, 144A, 4.5%, 11/01/26	United States	700,000	683,932
b,d McAfee Corp., Senior Note, 144A, 7.375%, 2/15/30	United States	1,300,000	1,188,962
b,c Rocket Software, Inc., Senior Note, 144A, 6.5%, 2/15/29	United States	1,300,000	1,132,385
			3,005,279

Specialized REITs 0.4%
b,c Iron Mountain, Inc., Senior Note, 144A, 7%, 2/15/29	United States	1,000,000	1,028,503

Specialty Retail 0.7%
b,c Evergreen Acqco 1 LP / TVI, Inc., Senior Secured Note, 144A, 9.75%, 4/26/28	United States	720,000	767,365
b,c Gap, Inc. (The), Senior Note, 144A, 3.625%, 10/01/29	United States	700,000	599,358

16	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

Corporate Bonds (continued)
Specialty Retail (continued)
b Michaels Cos., Inc. (The),
d Senior Note, 144A, 7.875%, 5/01/29	United States	600,000	$378,393
c Senior Secured Note, 144A, 5.25%, 5/01/28	United States	300,000	237,399
b Party City Corp., Senior Secured Bond, 144A, 10.821%, (6-month USD LIBOR + 5%), 12/31/49	United States	239,415	27,952
			2,010,467

Textiles, Apparel & Luxury Goods 0.1%
b,c Hanesbrands, Inc., Senior Note, 144A, 9%, 2/15/31	United States	400,000	392,338

Trading Companies & Distributors 0.7%
b,c EquipmentShare.com, Inc., Secured Note, 144A, 9%, 5/15/28	United States	800,000	824,080
b,c H&E Equipment Services, Inc., Senior Note, 144A, 3.875%, 12/15/28	United States	1,200,000	1,092,025
			1,916,105

Wireless Telecommunication Services 0.4%
b Altice France Holding SA,
Senior Note, 144A, 6%, 2/15/28	Luxembourg	300,000	144,361
Senior Secured Note, 144A, 10.5%, 5/15/27	Luxembourg	1,700,000	1,102,687
Digicel Group Holdings Ltd., Zero Cpn., 11/17/33	Bermuda	36,500	1,923
			1,248,971
Total Corporate Bonds (Cost $146,383,588)			136,194,201

j Senior Floating Rate Interests 42.3%	United Kingdom	1,177,390	1,056,802

k Aerospace & Defense 0.7%
g Alloy FinCo Ltd., Term Loan, B, PIK, 14%, (3-month USD LIBOR + 0.5%), 3/06/25
Cobham Ultra SeniorCo SARL, Term Loan, B, 9.363%, (6-month SOFR + 3.5%), 8/03/29	Luxembourg	331,397	327,420
Dynasty Acquisition Co., Inc.,
2023 Specified Refinancing CME Term Loan, B-1, 9.356%, (1-month SOFR + 4%), 8/24/28	United States	141,182	141,724
2023 Specified Refinancing CME Term Loan, B-2, 9.356%, (1-month SOFR + 4%), 8/24/28	United States	60,507	60,739
Vertex Aerospace Services Corp., First Lien, Initial Term Loan, 8.706%, (1-month SOFR + 3.25%), 12/06/28	United States	545,223	546,491
			2,133,176

k Air Freight & Logistics 0.7%
Forward Air Corp., Covenant-Lite Senior Secured CME Term Loan, B, 9.856%, (1-month SOFR + 4%), 9/20/30	United States	411,765	391,518
Kenan Advantage Group, Inc. (The), U.S. Term Loan, B1, 9.22%, (1-month SOFR + 3.864%), 3/24/26	United States	1,300,330	1,297,944
Rand Parent LLC, First Lien, CME Term Loan, B, 9.598%, (3-month SOFR + 4.25%), 3/17/30	United States	359,177	358,503
			2,047,965

k Automobile Components 1.5%
Adient US LLC, CME Term Loan, B1, 8.72%, (1-month SOFR + 3.25%), 4/10/28	United States	474,655	476,978
DexKo Global, Inc.,
First Lien, 2023 Incremental CME Term Loan, 9.64%, (3-month SOFR + 4.25%), 10/04/28	United States	236,842	236,842

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	17

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

j Senior Floating Rate Interests (continued)
k Automobile Components (continued)
DexKo Global, Inc., (continued)
First Lien, Closing Date Term Loan, 9.402%, (3-month SOFR + 3.75%), 10/04/28	United States	472,356	$470,584
First Brands Group LLC,
2022-II Incremental CME Term Loan, 10.881%, (6-month SOFR + 5%), 3/30/27	United States	1,041,861	1,036,006
First Lien, 2021 CME Term Loan, 10.881%, (6-month SOFR + 5%), 3/30/27	United States	1,207,854	1,200,305
Highline Aftermarket Acquisition LLC, First Lien, Initial Term Loan, 9.956%, (1-month SOFR + 4.5%), 11/09/27	United States	534,654	535,991
Tenneco, Inc., First Lien, CME Term Loan, B, 10.469%, (3-month SOFR + 5%), 11/17/28	United States	327,225	289,615
			4,246,321

Automobiles 0.4%
k American Trailer World Corp., First Lien, Initial CME Term Loan, 9.206%, (1-month SOFR + 3.75%), 3/03/28	United States	1,135,380	1,115,670

k Beverages 0.3%
City Brewing Co. LLC, First Lien, Closing Date Term Loan, 9.164%, (3-month SOFR + 3.5%), 4/05/28	United States	466,667	371,000
Triton Water Holdings, Inc., First Lien, Initial Term Loan, 8.86%, (3-month SOFR + 3.25%), 3/31/28	United States	562,031	557,816
			928,816

Broadline Retail 0.1%
k Knot Worldwide, Inc. (The), First Lien, Amendment No.4 CME Term Loan, 9.876%, (1-month SOFR + 4.5%; 3-month SOFR + 4.5%), 1/31/28	United States	389,992	389,992

Capital Markets 1.7%
k Aretec Group, Inc., CME Term Loan, B1, 9.956%, (1-month SOFR + 4.5%), 8/09/30	United States	429,954	430,247
k Citadel Securities LP, CME Term Loan, 7.963%, (1-month SOFR + 2.5%), 7/29/30	United States	316,806	317,928
k Deerfield Dakota Holding LLC, First Lien, Initial Dollar CME Term Loan, 9.098%, (3-month SOFR + 3.75%), 4/09/27	United States	567,922	563,662
k Edelman Financial Engines Center LLC (The), First Lien, 2021 Initial Term Loan, 8.97%, (1-month SOFR + 3.5%), 4/07/28	United States	973,607	976,197
l,m GTCR W Merger Sub LLC, USD CME Term Loan, B, TBD, 9/20/30	United States	434,783	437,228
k Jane Street Group LLC, Dollar Term Loan, 8.22%, (1-month SOFR + 2.75%), 1/26/28	United States	534,834	537,733
k Osmosis Buyer Ltd., 2022 Refinancing CME Term Loan, B, 9.093%, (1-month SOFR + 3.75%), 7/31/28	United Kingdom	1,055,357	1,057,479
k Russell Investments US Institutional Holdco, Inc., 2025 CME Term Loan, 8.948%, (1-month SOFR + 3.5%), 5/30/25	United States	582,356	547,050
			4,867,524

k Chemicals 2.7%
CPC Acquisition Corp., First Lien, Initial Term Loan, 9.36%, (3-month SOFR + 3.75%), 12/29/27	United States	688,266	559,216
Cyanco Intermediate 2 Corp., Initial CME Term Loan, 10.106%, (1-month SOFR + 4.75%), 7/10/28	United States	177,886	178,701
Hexion Holdings Corp.,
First Lien, Initial CME Term Loan, 10.022%, (3-month SOFR + 4.5%), 3/15/29	United States	985,000	948,944

18	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

j Senior Floating Rate Interests (continued)
k Chemicals (continued)
Hexion Holdings Corp., (continued)
Second Lien, Initial CME Term Loan, 12.893%, (1-month SOFR + 7.438%), 3/15/30	United States	279,070	$236,861
INEOS US Finance LLC, 2027-II Dollar CME Term Loan, 9.206%, (1-month SOFR + 3.75%), 11/08/27	Luxembourg	317,600	319,090
INEOS US Petrochem LLC, USD CME Term Loan, 9.706%, (1-month SOFR + 4.25%), 4/02/29	United States	915,591	911,013
LSF11 A5 Holdco LLC, CME Term Loan, 8.97%, (1-month SOFR + 3.5%), 10/15/28	United States	619,731	622,058
Lummus Technology Holdings V LLC, 2021 Refinancing Term Loan, B, 8.97%, (1-month SOFR + 3.5%), 6/30/27	United States	910,897	913,689
Nouryon Finance BV,
2023 CME Term Loan, 9.441%, (1-month SOFR + 4%), 4/03/28	Netherlands	272,070	273,431
Extended Dollar CME Term Loan, 9.467%, (3-month SOFR + 4%), 4/03/28	Netherlands	505,000	507,603
PMHC II, Inc., Initial CME Term Loan, B, 9.807%, (3-month SOFR + 4.25%), 4/23/29	United States	1,185,000	1,138,465
SCIH Salt Holdings, Inc., First Lien, Incremental Term Loan, B1, 9.463%, (1-month SOFR + 4%), 3/16/27	United States	1,182,275	1,185,692
			7,794,763

k Commercial Services & Supplies 2.5%
Allied Universal Holdco LLC,
Amendment No. 3 CME Term Loan, 10.106%, (1-month SOFR + 4.75%), 5/12/28	United States	349,125	349,916
Initial U.S. Dollar CME Term Loan, 9.206%, (1-month SOFR + 3.75%), 5/12/28	United States	1,347,897	1,344,406
Amentum Government Services Holdings LLC, First Lien, CME Term Loan, 3, 9.358%, (1-month SOFR + 4%), 2/15/29	United States	1,050,154	1,052,517
CCI Buyer, Inc., First Lien, Initial CME Term Loan, 9.348%, (3-month SOFR + 4%), 12/17/27	United States	698,495	697,496
Madison IAQ LLC, Term Loan, 8.721%, (1-month USD LIBOR + 3.25%), 6/21/28	United States	791,678	790,328
Pitney Bowes, Inc., Refinancing CME Term Loan, B, 9.47%, (1-month SOFR + 4%), 3/17/28	United States	1,750,500	1,727,533
Prime Security Services Borrower LLC, First Lien, 2023 Refinancing CME Term Loan, B-1, 7.841%, (1-month SOFR + 2.5%), 10/13/30	United States	270,495	271,615
Spin Holdco, Inc., Initial Term Loan, 9.625%, (3-month SOFR + 4%), 3/04/28	United States	1,264,250	1,116,156
			7,349,967

Communications Equipment 0.1%
k CommScope, Inc., Initial Term Loan, 8.72%, (1-month SOFR + 3.25%), 4/06/26	United States	397,922	356,886

k Construction & Engineering 0.4%
Brown Group Holding LLC, Incremental CME Term Loan, B2, 9.129%, (1-month SOFR + 3.75%; 3-month SOFR + 3.75%), 7/02/29	United States	162,418	163,072
USIC Holdings, Inc., First Lien, Initial Term Loan, 8.963%, (1-month SOFR + 3.5%), 5/12/28	United States	660,655	656,691
Zekelman Industries, Inc., 2020 Term Loan, 7.476%, (1-month SOFR + 2%), 1/24/27	United States	395,373	396,487
			1,216,250

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	19

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

j Senior Floating Rate Interests (continued)
Consumer Finance 0.1%
k,m Nuvei Technologies Corp., Initial CME Term Loan, 7.963%, (1-month SOFR + 3%), 9/29/25	Canada	220,848	$221,090

k Consumer Staples Distribution & Retail 0.1%
GNC Holdings, Inc., Second Lien, CME Term Loan, 11.415%, (1-month SOFR + 6%), 10/07/26	United States	98,493	90,121
Shearer’s Foods LLC, First Lien, Refinancing CME Term Loan, 8.97%, (1-month SOFR + 3.5%), 9/23/27	United States	162,831	163,266
			253,387

k Containers & Packaging 1.6%
Charter Next Generation, Inc., First Lien, 2021 Initial Term Loan, 9.22%, (1-month SOFR + 3.75%), 12/01/27	United States	1,533,510	1,542,381
Kleopatra Finco SARL, USD CME Term Loan, B, 10.476%, (6-month SOFR + 4.725%), 2/12/26	Luxembourg	1,594,088	1,508,908
Mauser Packaging Solutions Holding Co., Initial CME Term Loan, 9.343%, (1-month SOFR + 4%), 8/14/26	United States	1,194,000	1,200,054
ProAmpac PG Borrower LLC, 2023-1 CME Term Loan, 9.881%, (3-month SOFR + 4.5%), 9/15/28	United States	485,185	486,701
			4,738,044

k Diversified Consumer Services 0.8%
KUEHG Corp., Initial CME Term Loan, 10.348%, (3-month SOFR + 5%), 6/12/30	United States	498,750	501,555
Pre-Paid Legal Services, Inc., First Lien, Initial Term Loan, 9.22%, (1-month SOFR + 3.75%), 12/15/28	United States	693,081	689,401
Sedgwick Claims Management Services, Inc., 2023 CME Term Loan, 9.106%, (1-month SOFR + 3.75%), 2/24/28	United States	844,298	847,932
m WW International, Inc., Initial Term Loan, 8.97%, (1-month SOFR + 3.5%), 4/13/28	United States	500,000	356,458
			2,395,346

k Diversified Telecommunication Services 0.8%
Altice France SA, USD CME Term Loan, B14, 10.894%, (3-month SOFR + 5.5%), 8/15/28	France	482,978	435,284
Global Tel*Link Corp., First Lien, CME Term Loan, 9.783%, (3-month SOFR + 4.25%), 11/29/25	United States	1,899,809	1,818,003
			2,253,287

Electrical Equipment 0.1%
k AZZ, Inc., Initial CME Term Loan, 9.106%, (1-month SOFR + 3.75%), 5/13/29	United States	255,645	257,174

Electronic Equipment, Instruments & Components 0.2%
k Roper Industrial Products Investment Co., First Lien, CME Term Loan, 9.348%, (3-month SOFR + 4%), 11/22/29	United States	556,711	558,626

k Entertainment 0.3%
Playtika Holding Corp., Term Loan, B1, 8.22%, (1-month SOFR + 2.75%), 3/13/28	United States	593,939	594,406
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC), First Lien, Term Loan, B1, 8.22%, (1-month SOFR + 2.75%), 5/18/25	United States	317,849	319,091
			913,497

k Financial Services 0.9%
Mercury Borrower, Inc., First Lien, Initial CME Term Loan, 8.97%, (1-month SOFR + 3.5%), 8/02/28	United States	804,258	803,655

20	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value
j Senior Floating Rate Interests (continued)
k Financial Services (continued)
Red Planet Borrower LLC, Initial CME Term Loan, 9.206%, (1-month SOFR + 3.75%), 10/02/28	United States	273,961	$263,876
Verscend Holding Corp., Term Loan, B1, 9.47%, (1-month SOFR + 4%), 8/27/25	United States	1,572,102	1,579,303
			2,646,834

k Food Products 0.2%
B&G Foods, Inc., Tranche Term Loan, B4, 7.848%, (1-month SOFR + 2.5%), 10/10/26	United States	314,833	312,793
Primary Products Finance LLC, CME Term Loan, B, 9.546%, (3-month SOFR + 4%), 4/01/29	United States	203,793	204,467
			517,260

k Ground Transportation 0.3%
Avis Budget Car Rental LLC, New CME Term Loan, C, 8.456%, (1-month SOFR + 3%), 3/16/29	United States	288,053	289,044
PECF USS Intermediate Holding III Corp., Initial Term Loan, 9.894%, (1-month SOFR + 4.25%; 3-month SOFR + 4.25%), 12/15/28	United States	570,545	448,203
			737,247

k Health Care Equipment & Supplies 0.5%
Bausch + Lomb Corp., Incremental CME Term Loan, 9.356%, (1-month SOFR + 4%), 9/29/28	United States	498,750	499,373
Medline Borrower LP, Initial Dollar Term Loan, 8.47%, (1-month SOFR + 3%), 10/23/28	United States	296,231	298,059
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 10.748%, (3-month SOFR + 5.25%), 12/15/27	United States	579,503	575,638
			1,373,070

Health Care Providers & Services 3.8%
ADMI Corp.,
l,m Amendment No. 10 Refinancing CME Term Loan, TBD, 12/13/27	United States	129,870	128,247
k Amendment No. 4 Refinancing Term Loan, 8.838%, (1-month SOFR + 3.375%), 12/23/27	United States	761,550	721,568
k Amendment No. 5 Incremental Term Loan, 9.213%, (1-month SOFR + 3.75%), 12/23/27	United States	205,146	195,529
k Aveanna Healthcare LLC, First Lien, 2021 Extended Term Loan, 9.238%, (3-month SOFR + 3.75%), 7/17/28	United States	416,492	388,826
k Charlotte Buyer, Inc., First Lien, Initial CME Term Loan, B, 10.607%, (1-month SOFR + 5.25%), 2/11/28	United States	711,780	715,634
k CNT Holdings I Corp., First Lien, Initial CME Term Loan, 8.926%, (3-month SOFR + 3.5%), 11/08/27	United States	146,125	146,592
k eResearchTechnology, Inc., First Lien, Initial CME Term Loan, 9.963%, (1-month SOFR + 4.5%), 2/04/27	United States	646,875	647,027
k FINThrive Software Intermediate Holdings, Inc., First Lien, Initial Term Loan, 9.47%, (1-month SOFR + 4%), 12/18/28	United States	623,433	498,435
k Global Medical Response, Inc., 2018 New Term Loan, 9.895%, (3-month SOFR + 4.25%), 3/14/25	United States	498,687	393,132
k Medical Solutions Holdings, Inc., First Lien, Initial Term Loan, 8.706%, (1-month SOFR + 3.25%), 11/01/28	United States	378,194	356,134
k MPH Acquisition Holdings LLC, Initial Term Loan, 9.9%, (3-month SOFR + 4.25%), 9/01/28	United States	626,133	605,392
k National Mentor Holdings, Inc., First Lien, Initial CME Term Loan, 9.24%, (3-month SOFR + 3.75%), 3/02/28	United States	1,486,815	1,358,265

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	21

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value
j Senior Floating Rate Interests (continued)

Health Care Providers & Services (continued)
k National Mentor Holdings, Inc., (continued)
First Lien, Initial Term Loan, C, 9.24%, (3-month SOFR + 3.75%), 3/02/28	United States	48,018	$43,867
k Owens & Minor, Inc., CME Term Loan, B1, 9.213%, (1-month SOFR + 3.75%; 3-month SOFR + 3.75%), 3/29/29	United States	129,900	130,305
k Pacific Dental Services LLC, Term Loan, 8.97%, (1-month SOFR + 3.5%), 5/05/28	United States	489,789	490,632
k Pathway Vet Alliance LLC, First Lien, 2021 Replacement Term Loan, 9.22%, (1-month SOFR + 3.75%), 3/31/27	United States	718,644	635,439
k Phoenix Newco, Inc., First Lien, Initial Term Loan, 8.72%, (1-month SOFR + 3.25%), 11/15/28	United States	253,548	255,355
k Pluto Acquisition I, Inc., First Lien, 2021 Term Loan, 9.65%, (3-month SOFR + 4%), 6/22/26	United States	540,455	425,160
k Radiology Partners, Inc., First Lien, CME Term Loan, B, 10.179%, (6-month SOFR + 4.25%), 7/09/25	United States	720,669	584,870
k Star Parent, Inc., CME Term Loan, 9.348%, (3-month SOFR + 4%), 9/27/30	United States	466,667	462,324
k,m Surgery Center Holdings, Inc., Initial CME Term Loan, 8.856%, (1-month SOFR + 3.5%), 12/19/30	United States	71,225	71,604
k U.S. Anesthesia Partners, Inc., First Lien, Initial Term Loan, 9.707%, (1-month SOFR + 4.25%), 10/01/28	United States	343,083	314,875
k Waystar Technologies, Inc., First Lien, Initial Term Loan, 9.47%, (1-month SOFR + 4%), 10/22/26	United States	1,537,636	1,545,324
			11,114,536

Health Care Technology 0.6%
k athenahealth Group, Inc., Initial CME Term Loan, 8.606%, (1-month SOFR + 3.25%), 2/15/29	United States	1,754,343	1,749,080

k Hotels, Restaurants & Leisure 2.0%
g 24 Hour Fitness Worldwide, Inc., Tranche 1 Term Loan, PIK, 10.61%, (3-month SOFR + 5%), 12/29/25	United States	1,251,192	537,491
Bally’s Corp., Term Loan, B, 8.927%, (3-month SOFR + 3.25%), 10/02/28	United States	982,985	934,307
Caesars Entertainment, Inc., 2023 Incremental CME Term Loan, B, 8.706%, (1-month SOFR + 3.25%), 2/06/30	United States	297,750	298,937
Fertitta Entertainment LLC, Initial CME Term Loan, B, 9.356%, (1-month SOFR + 4%), 1/27/29	United States	672,321	673,477
Flutter Entertainment plc, Third Amendment CME Term Loan, 2028 B, 8.902%, (3-month SOFR + 3.25%), 7/22/28	Ireland	58,689	58,967
Flynn Restaurant Group LP, First Lien, 2021 CME Term Loan, 9.72%, (1-month SOFR + 4.25%), 11/22/28	United States	765,696	770,482
Hilton Grand Vacations Borrower LLC, Initial Term Loan, 8.22%, (1-month SOFR + 2.75%), 8/02/28	United States	664,493	665,739
IRB Holding Corp., 2022 Replacement CME Term Loan, B, 8.448%, (1-month SOFR + 3%), 12/15/27	United States	348,248	349,242
Ontario Gaming GTA LP, CME Term Loan, B, 9.598%, (3-month SOFR + 4.25%), 8/01/30	Canada	181,928	182,935
Penn National Gaming, Inc., CME Term Loan, B, 8.198%, (1-month SOFR + 2.75%), 5/03/29	United States	108,562	108,957
Raptor Acquisition Corp., First Lien, Term Loan, B, 9.633%, (3-month SOFR + 4%), 11/01/26	United States	542,585	545,355
Scientific Games Holdings LP, First Lien, Initial Dollar CME Term Loan, 8.664%, (3-month SOFR + 3.25%), 4/04/29	United States	500,843	501,656
Scientific Games International, Inc., Initial CME Term Loan, B, 8.465%, (1-month SOFR + 3%), 4/14/29	United States	160,349	161,050

			5,788,595

22	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value
j Senior Floating Rate Interests (continued)

Household Durables 0.2%
l,m AI Aqua Merger Sub, Inc., Incremental CME Term Loan, TBD, 7/31/28	United States	158,730	$159,722
k Hunter Douglas Holding BV, CME Term Loan, B1, 8.88%, (3-month SOFR + 3.5%), 2/26/29	Netherlands	296,241	295,648
			455,370

Household Products 0.1%
k Energizer Holdings, Inc., 2020 Term Loan, 7.721%, (1-month SOFR + 2.25%), 12/22/27	United States	181,285	181,511

Independent Power and Renewable Electricity Producers 0.1%
k Talen Energy Supply LLC, Initial CME Term Loan, B, 9.869%, (3-month SOFR + 4.5%), 5/17/30	United States	209,260	210,743
Initial CME Term Loan, C, 9.869%, (3-month SOFR + 4.5%), 5/17/30	United States	49,735	50,088
			260,831

k Insurance 1.6%
Acrisure LLC,
First Lien, 2020 Term Loan, 9.15%, (3-month USD LIBOR + 3.5%), 2/15/27	United States	773,869	773,664
First Lien, 2021-1 Additional Term Loan, 9.4%, (3-month USD LIBOR + 3.75%), 2/15/27	United States	191,250	191,394
First Lien, 2021-2 Additional Term Loan, 9.9%, (3-month USD LIBOR + 4.25%), 2/15/27	United States	171,329	172,078
Alliant Holdings Intermediate LLC,
New CME Term Loan, B5, 8.835%, (1-month SOFR + 3.5%), 11/05/27	United States	100,175	100,745
New Term Loan, B4, 8.939%, (1-month USD LIBOR + 3.5%), 11/05/27	United States	491,360	494,155
AssuredPartners, Inc.,
2020 CME Term Loan, 8.856%, (1-month SOFR + 3.5%), 2/12/27	United States	400,156	401,557
2021 Term Loan, 8.97%, (1-month SOFR + 3.5%), 2/12/27	United States	241,206	242,111
2023 CME Term Loan, 9.098%, (1-month SOFR + 3.75%), 2/12/27	United States	658,728	662,140
Asurion LLC,
New CME Term Loan, B10, 9.456%, (1-month SOFR + 4%), 8/19/28	United States	395,000	393,888
Second Lien, New Term Loan, B3, 10.72%, (1-month SOFR + 5.25%), 1/31/28	United States	32,665	31,222
Second Lien, New Term Loan, B4, 10.72%, (1-month SOFR + 5.25%), 1/20/29	United States	1,085,259	1,026,839
HUB International Ltd., 2022 Incremental CME Term Loan, 9.369%, (3-month SOFR + 4%), 11/10/29	United States	256,034	257,315
			4,747,108

k IT Services 1.8%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 10.231%, (3-month USD LIBOR + 4.5%), 11/01/24	United States	1,906,451	1,484,057
Barracuda Parent LLC, First Lien, Initial CME Term Loan, 9.883%, (3-month SOFR + 4.5%), 8/15/29	United States	829,609	812,241
Gainwell Acquisition Corp., First Lien, Term Loan, B, 9.448%, (3-month SOFR + 4%), 10/01/27	United States	1,126,143	1,097,990
Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Amendment No. 6 CME Term Loan, 7.856%, (1-month SOFR + 2.5%), 11/09/29	United States	157,147	157,863
Peraton Corp., First Lien, Term Loan, B, 9.206%, (1-month SOFR + 3.75%), 2/01/28	United States	1,421,793	1,427,124

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	23

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value
j Senior Floating Rate Interests (continued)

k IT Services (continued)
Thrasio LLC, Initial Term Loan, 12.652%, (3-month SOFR + 7%), 12/18/26	United States	342,965	$166,909
			5,146,184

k Machinery 0.6%
ASP Blade Holdings, Inc., Initial Term Loan, 9.61%, (3-month SOFR + 4%), 10/13/28	United States	543,805	487,725
Tiger Acquisition LLC, First Lien, Initial CME Term Loan, 8.706%, (1-month SOFR + 3.25%), 6/01/28	United States	531,973	530,366
TK Elevator Midco GmbH, USD Term Loan, B1, 9.381%, (6-month SOFR + 3.5%), 7/30/27	Germany	697,487	699,928
			1,718,019

k Media 2.8%
Cengage Learning, Inc., First Lien, Term Loan, B, 10.405%, (3-month SOFR + 4.75%), 7/14/26	United States	973,414	977,731
Clear Channel Outdoor Holdings, Inc., Term Loan, B, 9.145%, (3-month SOFR + 3.5%), 8/21/26	United States	625,645	620,299
CSC Holdings LLC, March 2017 Refinancing Term Loan, 7.726%, (1-month USD LIBOR + 2.25%), 7/17/25	United States	779,488	768,774
Gray Television, Inc., Term Loan, D, 8.457%, (1-month SOFR + 3%), 12/01/28	United States	294,737	293,148
McGraw-Hill Education, Inc., Initial CME Term Loan, 10.22%, (1-month SOFR + 4.75%), 7/28/28	United States	988,373	988,685
MH Sub I LLC (Micro Holding Corp.), First Lien, 2023 May Incremental CME Term Loan, 9.606%, (1-month SOFR + 4.25%), 5/03/28	United States	1,087,454	1,071,142
Radiate Holdco LLC, Amendment No. 6 Term Loan, B, 8.72%, (1-month SOFR + 3.25%), 9/25/26	United States	1,748,662	1,408,495
Univision Communications, Inc., First Lien, 2021 Replacement Converted Term Loan, 8.72%, (1-month SOFR + 3.25%), 3/15/26	United States	958,555	961,556
First Lien, Initial Term Loan, B, 8.72%, (1-month SOFR + 3.25%), 1/31/29	United States	336,399	336,503
Virgin Media Bristol LLC, Term Loan, Q, 8.726%, (1-month SOFR + 3.25%), 1/31/29	United States	762,949	762,991

			8,189,324

Metals & Mining 0.1%
k Arsenal AIC Parent LLC, CME Term Loan, B, 9.856%, (1-month SOFR + 4.5%), 8/18/30	United States	377,523	379,647

k Passenger Airlines 1.7%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term Loan, 10.427%, (3-month SOFR + 4.75%), 4/20/28	United States	651,716	670,505
Air Canada, Term Loan, 9.139%, (3-month SOFR + 3.5%), 8/11/28	Canada	1,177,228	1,182,284
American Airlines, Inc., Initial CME Term Loan, 8.869%, (3-month SOFR + 3.5%), 6/04/29	United States	800,000	802,716
Kestrel Bidco, Inc., Term Loan, 8.455%, (1-month SOFR + 3%), 12/11/26	Canada	1,176,179	1,175,997
United Airlines, Inc., Term Loan, B, 9.22%, (1-month SOFR + 3.75%), 4/21/28	United States	993,039	998,004
			4,829,506

k Personal Care Products 0.5%
Conair Holdings LLC, First Lien, Initial Term Loan, 9.22%, (1-month SOFR + 3.75%), 5/17/28	United States	658,340	647,369

24	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

j Senior Floating Rate Interests (continued)

k Personal Care Products (continued)
Sunshine Luxembourg VII SARL, Term Loan, B3, 8.948%, (3-month SOFR + 3.5%), 10/01/26	Luxembourg	829,951	$835,362
			1,482,731

k Pharmaceuticals 0.6%
Grifols Worldwide Operations Ltd., Dollar Tranche Term Loan, B, 7.538%, (3-month SOFR + 2%), 11/15/27	Spain	498,701	499,325
Jazz Pharmaceuticals plc, Initial Dollar Term Loan, 8.97%, (1-month SOFR + 3.5%), 5/05/28	United States	627,304	631,353
Organon & Co., Dollar Term Loan, 8.472%, (1-month SOFR + 3%), 6/02/28	United States	675,709	678,247
			1,808,925

k Professional Services 0.5%
CCRR Parent, Inc., First Lien, Initial Term Loan, 9.22%, (1-month SOFR + 3.75%), 3/06/28	United States	779,237	758,782
CHG Healthcare Services, Inc.,
First Lien, 2023 Incremental CME Term Loan, 9.145%, (3-month SOFR + 3.75%), 9/29/28	United States	146,341	146,814
First Lien, Initial Term Loan, 8.72%, (1-month SOFR + 3.25%), 9/29/28	United States	421,077	422,224
			1,327,820

Real Estate Management & Development 0.0% †
k Greystar Real Estate Partners LLC, CME Term Loan, 9.125%, (3-month SOFR + 3.75%), 8/21/30	United States	126,066	126,381

Semiconductors & Semiconductor Equipment 0.4%
k MKS Instruments, Inc., 2023-1 Dollar CME Term Loan, B, 7.841%, (1-month SOFR + 2.5%), 8/17/29	United States	1,074,894	1,079,215

k Software 5.2%
Central Parent LLC, First Lien, 2023 Refinancing CME Term Loan, 9.348%, (3-month SOFR + 4%), 7/06/29	United States	1,254,209	1,262,763
Cloudera, Inc., First Lien, Initial CME Term Loan, 9.198%, (1-month SOFR + 3.75%), 10/08/28	United States	372,649	370,087
Cornerstone OnDemand, Inc., First Lien, Initial Term Loan, 9.22%, (1-month SOFR + 3.75%), 10/16/28	United States	643,559	624,253
DCert Buyer, Inc., First Lien, Initial CME Term Loan, 9.356%, (1-month SOFR + 4%), 10/16/26	United States	1,703,168	1,691,655
ECI Macola/MAX Holding LLC, First Lien, Initial Term Loan, 9.402%, (3-month SOFR + 3.75%), 11/09/27	United States	685,219	686,342
Epicor Software Corp.,
First Lien, Incremental CME Term Loan, 9.106%, (1-month SOFR + 3.75%), 7/30/27	United States	372,093	375,814
Term Loan, C, 8.72%, (1-month SOFR + 3.25%), 7/30/27	United States	652,143	655,231
Genesys Cloud Services Holdings I LLC, 2020 Initial Dollar CME Term Loan, 9.47%, (1-month SOFR + 4%), 12/01/27	United States	956,313	961,176
Idera, Inc., First Lien, CME Term Loan, B1, 9.277%, (3-month SOFR + 3.75%), 3/02/28	United States	1,162,486	1,158,853
IGT Holding IV AB, CME Term Loan, B2, 8.462%, (3-month SOFR + 3.4%), 3/31/28	Sweden	517,532	518,179
Ivanti Software, Inc.,
First Lien, 2021 Specified Refinancing Term Loan, 9.907%, (3-month SOFR + 4.25%), 12/01/27	United States	782,070	744,499
First Lien, First Amendment Term Loan, 9.668%, (3-month SOFR + 4%), 12/01/27	United States	57,304	54,451

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	25

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

j Senior Floating Rate Interests (continued)

k Software (continued)
McAfee Corp., CME Term Loan, B1, 9.193%, (1-month SOFR + 3.75%), 3/01/29	United States	781,841	$780,703
Mitchell International, Inc., First Lien, Initial Term Loan, 9.4%, (3-month SOFR + 3.75%), 10/15/28	United States	676,444	677,127
Polaris Newco LLC, First Lien, Dollar Term Loan, 9.47%, (1-month SOFR + 4%), 6/02/28	United States	1,407,817	1,390,747
Precisely Software, Inc., First Lien, Third Amendment Term Loan, 9.64%, (3-month SOFR + 4%), 4/24/28	United States	454,653	451,925
Project Alpha Intermediate Holding, Inc., Initial CME Term Loan, 10.106%, (1-month SOFR + 4.75%), 10/28/30	United States	600,000	604,437
m Project Boost Purchaser LLC, 2021 CME Term Loan, 2, 8.97%, (1-month SOFR + 3.5%), 5/30/26	United States	303,569	304,202
Quest Software US Holdings, Inc., First Lien, Initial CME Term Loan, 9.783%, (3-month SOFR + 4.25%), 2/01/29	United States	691,250	531,495
Rocket Software, Inc., Extended Dollar CME Term Loan, 10.106%, (1-month SOFR + 4.75%), 11/28/28	United States	411,257	404,831
Sovos Compliance LLC, First Lien, Initial Term Loan, 9.97%, (1-month SOFR + 4.5%), 8/11/28	United States	622,501	616,276
UKG, Inc., Second Lien, 2021 Incremental CME Term Loan, 10.764%, (3-month SOFR + 5.25%), 5/03/27	United States	270,096	271,134
			15,136,180

k Specialty Retail 2.0%
Evergreen AcqCo 1 LP, Initial CME Term Loan, 10.86%, (3-month SOFR + 5.25%), 4/26/28	United States	379,744	381,833
Great Outdoors Group LLC, Term Loan, B2, 9.36%, (3-month SOFR + 3.75%), 3/06/28	United States	757,373	758,320
Michaels Cos., Inc. (The), Term Loan, B, 9.86%, (3-month SOFR + 4.25%), 4/15/28	United States	994,990	829,821
Park River Holdings, Inc., First Lien, Initial Term Loan, 8.907%, (3-month SOFR + 3.25%), 12/28/27	United States	645,796	631,915
PetSmart LLC, Initial CME Term Loan, 9.206%, (1-month SOFR + 3.75%), 2/11/28	United States	506,469	501,658
RealTruck Group, Inc., Initial Term Loan, 8.97%, (1-month SOFR + 3.5%), 1/31/28	United States	794,064	785,461
SRS Distribution, Inc.,
2021 Refinancing Term Loan, 8.97%, (1-month SOFR + 3.5%), 6/02/28	United States	520,470	521,990
2022 Refinancing CME Term Loan, 8.956%, (1-month SOFR + 3.5%), 6/02/28	United States	23,446	23,483
Staples, Inc., 2019 Refinancing New Term Loan, B1, 10.457%, (1-month USD LIBOR + 5%), 4/16/26	United States	537,310	510,756
White Cap Supply Holdings LLC, Initial Closing Date CME Term Loan, 9.106%, (1-month SOFR + 3.75%), 10/19/27	United States	388,088	389,382
Woof Holdings, Inc., First Lien, Initial Term Loan, 9.36%, (3-month SOFR + 3.75%), 12/21/27	United States	520,105	423,792
			5,758,411

Technology Hardware, Storage & Peripherals 0.2%
k Magenta Buyer LLC, First Lien, Initial Term Loan, 10.645%, (3-month SOFR + 5%), 7/27/28	United States	779,487	557,820

Textiles, Apparel & Luxury Goods 0.1%
k Champ Acquisition Corp., First Lien, Initial Term Loan, 11.11%, (3-month SOFR + 5.5%), 12/19/25	United States	400,097	402,098

26	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

j Senior Floating Rate Interests (continued)
k Transportation Infrastructure 0.4%
First Student Bidco, Inc.,
Incremental CME Term Loan, B, 9.448%, (3-month SOFR + 4%), 7/21/28	United States	371,183	$370,951
Initial Term Loan, B, 8.652%, (3-month SOFR + 3%), 7/21/28	United States	352,174	350,340
Initial Term Loan, C, 8.652%, (3-month SOFR + 3%), 7/21/28	United States	106,521	105,967
LaserShip, Inc., First Lien, Initial CME Term Loan, 10.396%, (6-month SOFR + 4.5%), 5/07/28	United States	457,310	421,297
			1,248,555
Total Senior Floating Rate Interests (Cost $125,774,648)			122,800,039

n Marketplace Loans 21.1%
i Financial Services 21.1%
Total Marketplace Loans (Cost $66,141,940)			61,197,754

Asset-Backed Securities 14.2%
Capital Markets 0.0% †
c,k Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN, 9.595%, (1-month SOFR + 4.239%), 7/25/34	United States	33,301	12,982

Commercial Services & Supplies 0.5%
b,k KKR CLO 26 Ltd., CR, 144A, FRN, 7.855%, (3-month SOFR + 2.462%), 10/15/34	United States	1,500,000	1,503,135

Financial Services 13.7%
b,k AMMC CLO 22 Ltd., 2018-22A, C, 144A, FRN, 7.39%, (3-month SOFR + 2.012%), 4/25/31	United States	1,500,000	1,481,726
b,k BlueMountain CLO XXV Ltd., 2019-25A, CR, 144A, FRN, 7.905%, (3-month SOFR + 2.512%), 7/15/36	United States	1,500,000	1,477,652
b,c,k BlueMountain CLO XXVI Ltd., 2019-26A, CR, 144A, FRN, 7.877%, (3-month SOFR + 2.462%), 10/20/34	United States	2,000,000	1,931,147
b,k BlueMountain CLO XXXI Ltd., 2021-31A, D, 144A, FRN, 8.658%, (3-month SOFR + 3.262%), 4/19/34	United States	1,000,000	957,779
b,k BlueMountain CLO XXXV Ltd., 2022-35A, D, 144A, FRN, 9.412%, (3-month SOFR + 4%), 7/22/35	United States	1,500,000	1,498,304
b,k Carlyle Global Market Strategies CLO Ltd.,
2014-1A, CR2, 144A, FRN, 7.464%, (3-month SOFR + 2.062%), 4/17/31	United States	1,500,000	1,453,402
2014-1A, DR, 144A, FRN, 8.264%, (3-month SOFR + 2.862%), 4/17/31	United States	2,300,000	2,192,651
b,k Carlyle US CLO Ltd.,
2017-4A, C, 144A, FRN, 8.455%, (3-month SOFR + 3.062%), 1/15/30	United States	1,000,000	982,068
2019-1A, BR, 144A, FRN, 7.877%, (3-month SOFR + 2.462%), 4/20/31	United States	1,500,000	1,507,529
b,o Consumer Loan Underlying Bond Certificate Issuer Trust I,
2018-29, PT, 144A, FRN, 25.86%, 12/15/43	United States	772	722
2019-26, PT, 144A, FRN, 16.947%, 8/15/44	United States	30,812	28,746
2019-31, PT, 144A, FRN, 15.569%, 9/15/44	United States	28,504	26,045
2019-37, PT, 144A, FRN, 17.594%, 10/17/44	United States	33,336	31,458
2019-42, PT, 144A, FRN, 16.336%, 11/15/44	United States	32,057	29,966
2019-51, PT, 144A, FRN, 15.711%, 1/15/45	United States	39,962	37,647
2019-52, PT, 144A, FRN, 14.456%, 1/15/45	United States	36,688	34,489
2019-S1, PT, 144A, FRN, 0.677%, 4/15/44	United States	3,329	3,277
2019-S2, PT, 144A, FRN, 5.415%, 5/16/44	United States	7,341	6,839
2019-S3, PT, 144A, FRN, 8.081%, 6/15/44	United States	24,493	22,678

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	27

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

Asset-Backed Securities (continued)
Financial Services (continued)
b,o Consumer Loan Underlying Bond Certificate Issuer Trust I, (continued)
2019-S4, PT, 144A, FRN, 10.197%, 8/15/44	United States	18,542	$17,714
2019-S5, PT, 144A, FRN, 10.138%, 9/15/44	United States	21,166	19,671
2019-S6, PT, 144A, FRN, 10.489%, 10/17/44	United States	26,636	24,651
2019-S7, PT, 144A, FRN, 10.445%, 12/15/44	United States	18,638	17,358
2019-S8, PT, 144A, FRN, 9.691%, 1/15/45	United States	21,228	19,659
2020-2, PT, 144A, FRN, 14.837%, 3/15/45	United States	40,343	37,868
2020-7, PT, 144A, FRN, 15.323%, 4/17/45	United States	25,563	23,688
b,k Dryden 38 Senior Loan Fund, 2015-38A, DR, 144A, FRN, 8.655%, (3-month SOFR + 3.262%), 7/15/30	United States	2,500,000	2,423,528
b,k Dryden 42 Senior Loan Fund,
2016-42A, CR, 144A, FRN, 7.705%, (3-month SOFR + 2.312%), 7/15/30	United States	2,400,000	2,378,464
2016-42A, DR, 144A, FRN, 8.585%, (3-month SOFR + 3.192%), 7/15/30	United States	1,000,000	938,316
b,k Dryden 58 CLO Ltd., 2018-58A, C, 144A, FRN, 7.464%, (3-month SOFR + 2.062%), 7/17/31	United States	3,000,000	2,969,720
b,k KKR CLO 20 Ltd., C, 144A, FRN, 7.605%, (3-month SOFR + 2.212%), 10/16/30	United States	1,000,000	995,087
b,k Madison Park Funding XXXI Ltd., 2018-31A, D, 144A, FRN, 8.674%, (3-month SOFR + 3.262%), 1/23/31	United States	1,250,000	1,247,284
b,k Magnetite XXII Ltd., 2019-22A, DR, 144A, FRN, 8.755%, (3-month SOFR + 3.362%), 4/15/31	United States	1,000,000	1,001,658
c,k Morgan Stanley ABS Capital I, Inc. Trust, 2003-NC10, B1, FRN, 10.42%, (1-month SOFR + 5.064%), 10/25/33	United States	169,868	182,890
b,k Newark BSL CLO 1 Ltd., 2016-1A, CR, 144A, FRN, 8.649%, (3-month SOFR + 3.262%), 12/21/29	United States	1,000,000	979,977
b,k Octagon Investment Partners 32 Ltd., 2017-1A, CR, 144A, FRN, 7.705%, (3-month SOFR + 2.312%), 7/15/29	United States	1,500,000	1,497,001
b,k Octagon Investment Partners XXII Ltd., 2014-1A, CRR, 144A, FRN, 7.574%, (3-month SOFR + 2.162%), 1/22/30	United States	6,050,000	6,030,892
b,k OHA Credit Funding 9 Ltd., 2021-9A, D, 144A, FRN, 8.608%, (3-month SOFR + 3.212%), 7/19/35	United States	1,500,000	1,493,977
b,o Prosper Pass-Thru Trust III,
2020-PT1, A, 144A, FRN, 14.089%, 3/15/26	United States	21,618	20,930
2020-PT2, A, 144A, FRN, 12.177%, 4/15/26	United States	25,590	24,350
2020-PT3, A, 144A, FRN, 3.692%, 5/15/26	United States	7,267	6,282
c,k Structured Asset Investment Loan Trust, 2003-BC2, M3, FRN, 10.345%, (1-month SOFR + 4.989%), 4/25/33	United States	13,987	15,413
b,o Upgrade Master Pass-Thru Trust, 2019-PT2, A, 144A, FRN, 16.425%, 2/15/26	United States	20,523	19,997
b,k Voya CLO Ltd.,
2014-1A, BR2, 144A, FRN, 7.557%, (3-month SOFR + 2.162%), 4/18/31	United States	1,300,000	1,269,757
2014-1A, CR2, 144A, FRN, 8.457%, (3-month SOFR + 3.062%), 4/18/31	United States	500,000	471,379
2016-3A, CR, 144A, FRN, 8.907%, (3-month SOFR + 3.512%), 10/18/31	United States	2,000,000	1,865,639
			39,697,275
Total Asset-Backed Securities (Cost $41,212,823)			41,213,392

Commercial Mortgage-Backed Securities 1.0%
Financial Services 1.0%
d Citigroup Commercial Mortgage Trust, 2015-GC27, A5, 3.137%, 2/10/48	United States	1,520,000	1,483,481

28	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Principal Amount *	Value

Commercial Mortgage-Backed Securities (continued)
Financial Services (continued)
o Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 6.012%, 7/10/38	United States	194,980	$49,135
d JPMBB Commercial Mortgage Securities Trust, 2015-C28, A4, 3.227%, 10/15/48	United States	1,410,000	1,359,265
			2,891,881
Total Commercial Mortgage-Backed Securities (Cost $3,164,689)			2,891,881

Mortgage-Backed Securities 15.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.1%
c FHLMC Gold Pool, 20 Year, 6.5%, 8/01/27	United States	42,603	43,716
c FHLMC Gold Pool, 30 Year, 3.5%, 3/01/45	United States	8,914	8,334
c FHLMC Gold Pool, 30 Year, 3.5%, 12/01/48	United States	1,656,675	1,551,249
c FHLMC Gold Pool, 30 Year, 4%, 5/01/48	United States	1,175,494	1,136,853
c FHLMC Gold Pool, 30 Year, 6%, 7/01/28 - 11/01/36	United States	176,916	183,968
c FHLMC Gold Pool, 30 Year, 6.5%, 3/01/38	United States	5,597	5,865
c FHLMC Gold Pool, 30 Year, 7%, 9/01/27	United States	14,459	14,942
c FHLMC Gold Pool, 30 Year, 8.5%, 7/01/31	United States	48,576	51,095
			2,996,022

p Federal National Mortgage Association (FNMA) Adjustable Rate 0.0% †
FNMA, 5.665% - 7.475%, (6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS Margin), 6/01/32 - 7/01/34	United States	48,355	48,289
			48,289
Federal National Mortgage Association (FNMA) Fixed Rate 9.6%
FNMA, 3.5%, 7/01/56	United States	374,090	339,826
c FNMA, 15 Year, 2%, 9/01/35	United States	798,585	721,326
c FNMA, 15 Year, 3%, 8/01/27	United States	2,537	2,429
c FNMA, 15 Year, 3.5%, 1/01/26	United States	2,716	2,650
c FNMA, 20 Year, 4.5%, 5/01/24 - 9/01/29	United States	11,535	11,441
c FNMA, 30 Year, 3%, 10/01/50	United States	2,466,546	2,195,830
c FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45	United States	390,317	365,669
c FNMA, 30 Year, 4%, 10/01/47	United States	1,755,223	1,692,825
c FNMA, 30 Year, 4%, 11/01/44 - 1/01/48	United States	540,069	520,656
c FNMA, 30 Year, 4.5%, 3/01/44	United States	595	591
c FNMA, 30 Year, 5%, 5/01/38 - 7/01/39	United States	131,235	133,407
c FNMA, 30 Year, 5.5%, 6/01/37	United States	108,994	112,285
c FNMA, 30 Year, 6%, 4/01/33 - 6/01/38	United States	265,304	277,006
c FNMA, 30 Year, 6.5%, 8/01/32	United States	38,669	40,428
c FNMA, 30 Year, 6.5%, 11/01/53	United States	9,067,143	9,294,797
q FNMA, Single-family, 30 Year, 5.5%, 1/25/54	United States	12,136,000	12,189,095
			27,900,261
Government National Mortgage Association (GNMA) Fixed Rate 4.7%
c GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33	United States	148,377	154,656
c GNMA II, Single-family, 30 Year, 3.5%, 12/20/49	United States	674,700	634,904
q GNMA II, Single-family, 30 Year, 6%, 1/15/54	United States	6,950,000	7,067,553
q GNMA II, Single-family, 30 Year, 6.5%, 1/15/54	United States	5,640,000	5,774,170
c GNMA II, Single-family, 30 Year, 7%, 1/20/29	United States	5,411	5,566
c GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31	United States	31,651	33,156
			13,670,005
Total Mortgage-Backed Securities (Cost $45,179,486)			44,614,577

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	29

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

	Country	Shares	Value

Escrows and Litigation Trusts 0.0%
a,i Onsite Rental Group Operations Pty. Ltd., Escrow Account	Australia	522,133	$—

Total Escrows and Litigation Trusts (Cost $–)			—

Total Long Term Investments (Cost $429,416,034)			410,731,996

Short Term Investments 3.4%
	Country	Shares	Value

Money Market Funds 3.4%
r,s Institutional Fiduciary Trust - Money Market Portfolio, 5.034%	United States	9,910,192	9,910,192

Total Money Market Funds (Cost $9,910,192)			9,910,192

Total Short Term Investments (Cost $9,910,192)			9,910,192

Total Investments (Cost $439,326,226) 144.9%			$420,642,188
Reverse Repurchase Agreements (4.2)%			(12,335,804)
t Credit Facility (33.6)%			(97,500,000)
Other Assets, less Liabilities (7.1)%			(20,608,015)

Net Assets 100.0%			$290,198,369
		Amount Borrowed	Payable

u Reverse Repurchase Agreements (4.2)%
Counterparty UBS AG, 6.25%, 1/10/24		$994,500	$(1,009,521)
Counterparty UBS AG, 6.25%, 1/10/24		1,177,500	(1,195,284)
Counterparty UBS AG, 6.25%, 1/10/24		921,000	(934,911)
Counterparty UBS AG, 6.25%, 1/10/24		886,500	(899,890)
Counterparty UBS AG, 6.25%, 1/10/24		673,750	(683,926)
Counterparty UBS AG, 6.25%, 1/10/24		643,750	(653,473)
Counterparty UBS AG, 6.25%, 1/10/24		885,625	(899,002)
Counterparty UBS AG, 6.25%, 1/10/24		293,000	(297,426)
Counterparty UBS AG, 6.25%, 1/10/24		226,875	(230,302)
Counterparty UBS AG, 6.25%, 1/10/24		402,750	(408,833)
Counterparty UBS AG, 6.25%, 1/10/24		201,250	(204,290)
Counterparty UBS AG, 6.25%, 1/10/24		318,281	(323,089)
Counterparty UBS AG, 6.25%, 1/10/24		561,000	(569,473)
Counterparty UBS AG, 6.25%, 1/10/24		312,000	(316,713)
Counterparty UBS AG, 6.25%, 1/10/24		380,000	(385,740)
Counterparty UBS AG, 6.25%, 1/10/24		748,750	(760,059)
Counterparty UBS AG, 6.3%, 1/10/24		1,208,723	(1,227,125)
Counterparty UBS AG, 6.3%, 1/10/24		1,316,700	(1,336,747)
Total Reverse Repurchase Agreements (Proceeds $12,151,954)			$(12,335,804)
See Abbreviations on page 145.

30	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

* The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $162,831,099, representing 56.1% of net assets.
c
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
d
A portion or all of the security is designated as collateral for reverse repurchase agreements.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
Income may be received in additional securities and/or cash.
h
See Note 9 regarding credit risk and defaulted securities.
i
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
j
See Note 1(f) regarding senior floating rate interests.
k
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
l
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
m
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
n
See Note 1(g) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
q
Security purchased on a to-be-announced (TBA) basis. See Note 1(c).
r
See Note 5(c) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
See Note 3 regarding credit facility.
u
See Note 4 regarding reverse repurchase agreements.

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	31

FRANKLIN LIMITED DURATION INCOME TRUST

Schedule of Investments, December 31, 2023
Franklin Limited Duration Income Trust
At December 31, 2023, the Fund had the following marketplace loans outstanding. See Note 1(g).

Description	Principal Amount	Value
Marketplace Loans - 21.1%
Block, Inc.
5989835.SQ.FTS.B, Zero Cpn, 4/13/24	$3,543	$1,586
5989942.SQ.FTS.B, Zero Cpn, 4/13/24	4,240	2,789
5990519.SQ.FTS.B, Zero Cpn, 4/13/24	2,685	1,517
5993663.SQ.FTS.B, Zero Cpn, 4/14/24	2,868	725
5994040.SQ.FTS.B, Zero Cpn, 4/14/24	6,214	2,776
5994215.SQ.FTS.B, Zero Cpn, 4/14/24	618	429
5996345.SQ.FTS.B, Zero Cpn, 4/15/24	731	302
5996474.SQ.FTS.B, Zero Cpn, 4/15/24	17,017	3,485
5996762.SQ.FTS.B, Zero Cpn, 4/15/24	1,589	484
5997200.SQ.FTS.B, Zero Cpn, 4/16/24	2,782	930
5997223.SQ.FTS.B, Zero Cpn, 4/16/24	457	193
5997475.SQ.FTS.B, Zero Cpn, 4/16/24	1,656	1,177
5997562.SQ.FTS.B, Zero Cpn, 4/16/24	1,305	1,103
5997611.SQ.FTS.B, Zero Cpn, 4/16/24	2,569	605
5997689.SQ.FTS.B, Zero Cpn, 4/16/24	603	97
5998517.SQ.FTS.B, Zero Cpn, 4/17/24	155	139
6000301.SQ.FTS.B, Zero Cpn, 4/17/24	3,546	1,552
6001577.SQ.FTS.B, Zero Cpn, 4/18/24	1,056	451
6001892.SQ.FTS.B, Zero Cpn, 4/18/24	4,076	1,607
6003779.SQ.FTS.B, Zero Cpn, 4/18/24	2,488	988
6003889.SQ.FTS.B, Zero Cpn, 4/18/24	1,504	643
6003901.SQ.FTS.B, Zero Cpn, 4/18/24	1,608	699
6004196.SQ.FTS.B, Zero Cpn, 4/18/24	461	365
6004440.SQ.FTS.B, Zero Cpn, 4/18/24	1,108	203
6004621.SQ.FTS.B, Zero Cpn, 4/18/24	960	807
6007122.SQ.FTS.B, Zero Cpn, 4/19/24	17,976	11,277
6011390.SQ.FTS.B, Zero Cpn, 4/20/24	1,154	678
6012017.SQ.FTS.B, Zero Cpn, 4/20/24	4,327	3,445
6012758.SQ.FTS.B, Zero Cpn, 4/21/24	723	500
6012911.SQ.FTS.B, Zero Cpn, 4/21/24	2,149	528
6013492.SQ.FTS.B, Zero Cpn, 4/21/24	534	474
6013648.SQ.FTS.B, Zero Cpn, 4/21/24	1,455	432
6014070.SQ.FTS.B, Zero Cpn, 4/21/24	897	299
6014090.SQ.FTS.B, Zero Cpn, 4/21/24	1,266	709
6014484.SQ.FTS.B, Zero Cpn, 4/21/24	1,401	356
6014890.SQ.FTS.B, Zero Cpn, 4/21/24	9,174	2,833
6015092.SQ.FTS.B, Zero Cpn, 4/21/24	3,643	1,068
6015679.SQ.FTS.B, Zero Cpn, 4/21/24	212	209
6015930.SQ.FTS.B, Zero Cpn, 4/22/24	575	284
6016033.SQ.FTS.B, Zero Cpn, 4/22/24	616	361
6016148.SQ.FTS.B, Zero Cpn, 4/22/24	5,838	1,968
6016515.SQ.FTS.B, Zero Cpn, 4/22/24	387	101
6016613.SQ.FTS.B, Zero Cpn, 4/23/24	3,729	1,738
6016658.SQ.FTS.B, Zero Cpn, 4/23/24	4,732	3,438
6016785.SQ.FTS.B, Zero Cpn, 4/23/24	338	94
6017013.SQ.FTS.B, Zero Cpn, 4/23/24	1,385	507
6017113.SQ.FTS.B, Zero Cpn, 4/23/24	5,641	2,724
6017818.SQ.FTS.B, Zero Cpn, 4/24/24	1,515	618
6017943.SQ.FTS.B, Zero Cpn, 4/24/24	7,488	4,315
6020247.SQ.FTS.B, Zero Cpn, 4/24/24	1,619	996
6021095.SQ.FTS.B, Zero Cpn, 4/25/24	1,821	271
6022765.SQ.FTS.B, Zero Cpn, 4/25/24	4,447	1,392
6023252.SQ.FTS.B, Zero Cpn, 4/25/24	641	495
6024576.SQ.FTS.B, Zero Cpn, 4/26/24	1,276	323
6024861.SQ.FTS.B, Zero Cpn, 4/26/24	2,667	285
6025458.SQ.FTS.B, Zero Cpn, 4/26/24	1,141	919

Description	Principal Amount	Value

Block, Inc. (continued)
6026172.SQ.FTS.B, Zero Cpn, 4/26/24	$322	$62
6029319.SQ.FTS.B, Zero Cpn, 4/27/24	178	159
6029494.SQ.FTS.B, Zero Cpn, 4/27/24	1,527	526
6030087.SQ.FTS.B, Zero Cpn, 4/27/24	8,826	2,424
6030215.SQ.FTS.B, Zero Cpn, 4/27/24	478	447
6031754.SQ.FTS.B, Zero Cpn, 4/27/24	7,755	4,698
6032061.SQ.FTS.B, Zero Cpn, 4/27/24	680	113
6032658.SQ.FTS.B, Zero Cpn, 4/27/24	1,966	561
6032706.SQ.FTS.B, Zero Cpn, 4/27/24	1,225	459
6032730.SQ.FTS.B, Zero Cpn, 4/27/24	389	305
6035626.SQ.FTS.B, Zero Cpn, 4/28/24	8,559	4,410
6036691.SQ.FTS.B, Zero Cpn, 4/28/24	3,762	3,016
6037441.SQ.FTS.B, Zero Cpn, 4/29/24	1,034	752
6037579.SQ.FTS.B, Zero Cpn, 4/29/24	253	217
6037594.SQ.FTS.B, Zero Cpn, 4/29/24	550	300
6037922.SQ.FTS.B, Zero Cpn, 4/30/24	3,705	2,299
6041346.SQ.FTS.B, Zero Cpn, 4/30/24	1,333	442
6041494.SQ.FTS.B, Zero Cpn, 4/30/24	1,329	1,135
6043960.SQ.FTS.B, Zero Cpn, 5/01/24	15,277	6,081
6047068.SQ.FTS.B, Zero Cpn, 5/02/24	386	117
6048225.SQ.FTS.B, Zero Cpn, 5/02/24	8,442	1,379
6048454.SQ.FTS.B, Zero Cpn, 5/02/24	118	109
6053985.SQ.FTS.B, Zero Cpn, 5/03/24	793	196
6054550.SQ.FTS.B, Zero Cpn, 5/03/24	4,497	1,400
6054630.SQ.FTS.B, Zero Cpn, 5/03/24	622	172
6057387.SQ.FTS.B, Zero Cpn, 5/04/24	2,028	538
6058469.SQ.FTS.B, Zero Cpn, 5/05/24	1,557	307
6058566.SQ.FTS.B, Zero Cpn, 5/05/24	1,473	1,289
6061935.SQ.FTS.B, Zero Cpn, 5/07/24	484	476
6062778.SQ.FTS.B, Zero Cpn, 5/07/24	308	193
6064293.SQ.FTS.B, Zero Cpn, 5/08/24	1,549	911
6066411.SQ.FTS.B, Zero Cpn, 5/08/24	1,582	622
6120695.SQ.FTS.B, Zero Cpn, 5/09/24	16,890	1,696
6124160.SQ.FTS.B, Zero Cpn, 5/10/24	3,491	1,520
6125454.SQ.FTS.B, Zero Cpn, 5/11/24	3,336	1,763
6126546.SQ.FTS.B, Zero Cpn, 5/12/24	19,042	8,065
6126842.SQ.FTS.B, Zero Cpn, 5/13/24	637	194
6126949.SQ.FTS.B, Zero Cpn, 5/13/24	1,559	1,125
6127161.SQ.FTS.B, Zero Cpn, 5/13/24	2,329	1,081
6131519.SQ.FTS.B, Zero Cpn, 5/15/24	1,530	625
6131558.SQ.FTS.B, Zero Cpn, 5/15/24	8,198	4,422
6133045.SQ.FTS.B, Zero Cpn, 5/15/24	853	355
6133120.SQ.FTS.B, Zero Cpn, 5/15/24	1,496	1,316
6133881.SQ.FTS.B, Zero Cpn, 5/15/24	3,145	887
6134336.SQ.FTS.B, Zero Cpn, 5/15/24	1,810	833
6134817.SQ.FTS.B, Zero Cpn, 5/15/24	2,697	286
6135260.SQ.FTS.B, Zero Cpn, 5/16/24	1,443	503
6137211.SQ.FTS.B, Zero Cpn, 5/16/24	1,706	557
6137559.SQ.FTS.B, Zero Cpn, 5/16/24	5,593	2,649
6137598.SQ.FTS.B, Zero Cpn, 5/16/24	643	499
6137705.SQ.FTS.B, Zero Cpn, 5/16/24	361	169
6139905.SQ.FTS.B, Zero Cpn, 5/17/24	17,210	10,180
6143142.SQ.FTS.B, Zero Cpn, 5/17/24	2,658	1,652
6145832.SQ.FTS.B, Zero Cpn, 5/18/24	9,035	5,055
6146677.SQ.FTS.B, Zero Cpn, 5/18/24	8,942	3,367
6148823.SQ.FTS.B, Zero Cpn, 5/21/24	716	550

32	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6149304.SQ.FTS.B, Zero Cpn, 5/21/24	$471	$152
6150788.SQ.FTS.B, Zero Cpn, 5/21/24	14,529	7,774
6151394.SQ.FTS.B, Zero Cpn, 5/21/24	5,927	2,407
6153438.SQ.FTS.B, Zero Cpn, 5/22/24	7,548	4,853
6157628.SQ.FTS.B, Zero Cpn, 5/23/24	4,793	1,608
6157908.SQ.FTS.B, Zero Cpn, 5/23/24	4,938	2,275
6158205.SQ.FTS.B, Zero Cpn, 5/23/24	84	55
6159034.SQ.FTS.B, Zero Cpn, 5/23/24	7,919	3,324
6163607.SQ.FTS.B, Zero Cpn, 5/25/24	1,355	227
6164713.SQ.FTS.B, Zero Cpn, 5/25/24	459	100
6165270.SQ.FTS.B, Zero Cpn, 5/26/24	778	763
6165752.SQ.FTS.B, Zero Cpn, 5/27/24	1,207	491
6165844.SQ.FTS.B, Zero Cpn, 5/27/24	599	207
6165865.SQ.FTS.B, Zero Cpn, 5/27/24	1,499	414
6166008.SQ.FTS.B, Zero Cpn, 5/27/24	456	453
6166473.SQ.FTS.B, Zero Cpn, 5/28/24	6,722	3,852
6169281.SQ.FTS.B, Zero Cpn, 5/28/24	625	126
6169671.SQ.FTS.B, Zero Cpn, 5/29/24	2,687	1,219
6171528.SQ.FTS.B, Zero Cpn, 5/29/24	244	215
6172125.SQ.FTS.B, Zero Cpn, 5/29/24	3,361	2,672
6173152.SQ.FTS.B, Zero Cpn, 5/29/24	496	237
6173179.SQ.FTS.B, Zero Cpn, 5/29/24	2,092	978
6173941.SQ.FTS.B, Zero Cpn, 5/30/24	778	619
6174157.SQ.FTS.B, Zero Cpn, 5/30/24	1,917	567
6174486.SQ.FTS.B, Zero Cpn, 5/30/24	444	260
6174804.SQ.FTS.B, Zero Cpn, 5/30/24	2,819	1,968
6176070.SQ.FTS.B, Zero Cpn, 5/30/24	716	224
6176080.SQ.FTS.B, Zero Cpn, 5/30/24	1,109	565
6176406.SQ.FTS.B, Zero Cpn, 5/30/24	11,958	3,440
6178845.SQ.FTS.B, Zero Cpn, 6/01/24	1,200	1,125
6179452.SQ.FTS.B, Zero Cpn, 6/01/24	231	212
6179839.SQ.FTS.B, Zero Cpn, 6/01/24	5,592	5,357
6180859.SQ.FTS.B, Zero Cpn, 6/01/24	1,978	1,262
6180900.SQ.FTS.B, Zero Cpn, 6/01/24	2,443	1,541
6181153.SQ.FTS.B, Zero Cpn, 6/01/24	3,462	3,044
6183036.SQ.FTS.B, Zero Cpn, 6/02/24	1,503	677
6183364.SQ.FTS.B, Zero Cpn, 6/02/24	936	904
6183979.SQ.FTS.B, Zero Cpn, 6/02/24	3,382	2,477
6184220.SQ.FTS.B, Zero Cpn, 6/02/24	829	671
6186590.SQ.FTS.B, Zero Cpn, 6/04/24	976	882
6186681.SQ.FTS.B, Zero Cpn, 6/04/24	775	605
6187581.SQ.FTS.B, Zero Cpn, 6/05/24	3,182	2,729
6188827.SQ.FTS.B, Zero Cpn, 6/05/24	314	80
6190034.SQ.FTS.B, Zero Cpn, 6/05/24	215	190
6191126.SQ.FTS.B, Zero Cpn, 6/05/24	1,433	543
6191169.SQ.FTS.B, Zero Cpn, 6/06/24	1,219	1,141
6193278.SQ.FTS.B, Zero Cpn, 6/06/24	84	77
6193329.SQ.FTS.B, Zero Cpn, 6/06/24	4,613	937
6193576.SQ.FTS.B, Zero Cpn, 6/06/24	6,381	1,753
6193734.SQ.FTS.B, Zero Cpn, 6/06/24	27	24
6193772.SQ.FTS.B, Zero Cpn, 6/06/24	2,583	1,917
6194847.SQ.FTS.B, Zero Cpn, 6/06/24	3,396	1,709
6199807.SQ.FTS.B, Zero Cpn, 6/07/24	2,692	1,060
6200219.SQ.FTS.B, Zero Cpn, 6/07/24	830	656
6200483.SQ.FTS.B, Zero Cpn, 6/07/24	4,958	1,291
6204710.SQ.FTS.B, Zero Cpn, 6/08/24	7,518	2,292
6207163.SQ.FTS.B, Zero Cpn, 6/09/24	384	169
6207794.SQ.FTS.B, Zero Cpn, 6/09/24	1,521	236

Description	Principal Amount	Value

Block, Inc. (continued)
6207882.SQ.FTS.B, Zero Cpn, 6/09/24	$1,369	$527
6207918.SQ.FTS.B, Zero Cpn, 6/09/24	14,807	2,295
6208258.SQ.FTS.B, Zero Cpn, 6/09/24	403	378
6208363.SQ.FTS.B, Zero Cpn, 6/09/24	1,588	1,163
6210576.SQ.FTS.B, Zero Cpn, 6/11/24	139	127
6210686.SQ.FTS.B, Zero Cpn, 6/11/24	3,226	1,240
6210859.SQ.FTS.B, Zero Cpn, 6/11/24	1,111	271
6210921.SQ.FTS.B, Zero Cpn, 6/11/24	348	270
6212506.SQ.FTS.B, Zero Cpn, 6/12/24	3,976	3,678
6213041.SQ.FTS.B, Zero Cpn, 6/12/24	890	383
6213085.SQ.FTS.B, Zero Cpn, 6/12/24	267	111
6213956.SQ.FTS.B, Zero Cpn, 6/12/24	3,141	671
6214132.SQ.FTS.B, Zero Cpn, 6/12/24	3,271	2,036
6214585.SQ.FTS.B, Zero Cpn, 6/12/24	2,893	912
6217157.SQ.FTS.B, Zero Cpn, 6/13/24	272	162
6217578.SQ.FTS.B, Zero Cpn, 6/13/24	4,547	2,404
6220890.SQ.FTS.B, Zero Cpn, 6/14/24	11,147	6,052
6223684.SQ.FTS.B, Zero Cpn, 6/15/24	1,837	602
6224739.SQ.FTS.B, Zero Cpn, 6/15/24	67	54
6225158.SQ.FTS.B, Zero Cpn, 6/15/24	8,695	5,421
6226524.SQ.FTS.B, Zero Cpn, 6/15/24	2,241	1,158
6226697.SQ.FTS.B, Zero Cpn, 6/15/24	6,802	2,241
6227048.SQ.FTS.B, Zero Cpn, 6/16/24	917	864
6227108.SQ.FTS.B, Zero Cpn, 6/16/24	24	23
6227126.SQ.FTS.B, Zero Cpn, 6/16/24	856	396
6228233.SQ.FTS.B, Zero Cpn, 6/16/24	37	35
6228282.SQ.FTS.B, Zero Cpn, 6/16/24	1,974	1,589
6228983.SQ.FTS.B, Zero Cpn, 6/16/24	126	123
6229176.SQ.FTS.B, Zero Cpn, 6/16/24	4,816	1,069
6229351.SQ.FTS.B, Zero Cpn, 6/16/24	6,830	6,533
6234422.SQ.FTS.B, Zero Cpn, 6/16/24	7,794	7,159
6234975.SQ.FTS.B, Zero Cpn, 6/17/24	158	106
6234996.SQ.FTS.B, Zero Cpn, 6/17/24	704	685
6236022.SQ.FTS.B, Zero Cpn, 6/18/24	571	544
6236283.SQ.FTS.B, Zero Cpn, 6/18/24	119	118
6236524.SQ.FTS.B, Zero Cpn, 6/18/24	687	322
6238082.SQ.FTS.B, Zero Cpn, 6/19/24	907	430
6239020.SQ.FTS.B, Zero Cpn, 6/19/24	390	305
6239689.SQ.FTS.B, Zero Cpn, 6/19/24	793	481
6240450.SQ.FTS.B, Zero Cpn, 6/20/24	9,022	6,286
6242053.SQ.FTS.B, Zero Cpn, 6/20/24	3,405	340
6242376.SQ.FTS.B, Zero Cpn, 6/20/24	5,760	5,057
6245607.SQ.FTS.B, Zero Cpn, 6/21/24	717	348
6252808.SQ.FTS.B, Zero Cpn, 6/23/24	5,809	2,094
6253020.SQ.FTS.B, Zero Cpn, 6/23/24	4,329	2,677
6253221.SQ.FTS.B, Zero Cpn, 6/23/24	28,281	5,250
6253814.SQ.FTS.B, Zero Cpn, 6/23/24	6,393	3,620
6254118.SQ.FTS.B, Zero Cpn, 6/23/24	10,644	9,679
6254832.SQ.FTS.B, Zero Cpn, 6/23/24	2,498	756
6254961.SQ.FTS.B, Zero Cpn, 6/23/24	5,460	2,766
6255052.SQ.FTS.B, Zero Cpn, 6/24/24	1,168	376
6255882.SQ.FTS.B, Zero Cpn, 6/25/24	1,148	584
6256293.SQ.FTS.B, Zero Cpn, 6/26/24	284	235
6257152.SQ.FTS.B, Zero Cpn, 6/27/24	4,028	3,684
6257645.SQ.FTS.B, Zero Cpn, 6/27/24	968	414
6257833.SQ.FTS.B, Zero Cpn, 6/27/24	4,816	4,612
6258307.SQ.FTS.B, Zero Cpn, 6/27/24	165	159
6258738.SQ.FTS.B, Zero Cpn, 6/27/24	15,964	3,486

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	33

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6259129.SQ.FTS.B, Zero Cpn, 6/27/24	$178	$170
6259203.SQ.FTS.B, Zero Cpn, 6/27/24	445	402
6259245.SQ.FTS.B, Zero Cpn, 6/27/24	617	379
6259346.SQ.FTS.B, Zero Cpn, 6/27/24	5,264	4,667
6260850.SQ.FTS.B, Zero Cpn, 6/28/24	22,752	8,561
6261735.SQ.FTS.B, Zero Cpn, 6/28/24	1,936	1,906
6261882.SQ.FTS.B, Zero Cpn, 6/28/24	1,738	1,543
6262224.SQ.FTS.B, Zero Cpn, 6/28/24	868	712
6267148.SQ.FTS.B, Zero Cpn, 6/29/24	2,408	2,353
6267406.SQ.FTS.B, Zero Cpn, 6/29/24	6,092	633
6268142.SQ.FTS.B, Zero Cpn, 6/30/24	4,489	1,884
6268263.SQ.FTS.B, Zero Cpn, 6/30/24	2,015	642
6268433.SQ.FTS.B, Zero Cpn, 6/30/24	851	723
6269245.SQ.FTS.B, Zero Cpn, 6/30/24	4,558	3,396
6269741.SQ.FTS.B, Zero Cpn, 6/30/24	9,788	4,407
6270137.SQ.FTS.B, Zero Cpn, 6/30/24	6,722	4,350
6271064.SQ.FTS.B, Zero Cpn, 6/30/24	1,555	1,186
6271110.SQ.FTS.B, Zero Cpn, 6/30/24	791	341
6271247.SQ.FTS.B, Zero Cpn, 6/30/24	856	801
6271589.SQ.FTS.B, Zero Cpn, 7/01/24	4,588	1,208
6271709.SQ.FTS.B, Zero Cpn, 7/01/24	81	77
6272126.SQ.FTS.B, Zero Cpn, 7/02/24	13,411	11,698
6272614.SQ.FTS.B, Zero Cpn, 7/02/24	490	279
6272668.SQ.FTS.B, Zero Cpn, 7/02/24	4,149	3,835
6274032.SQ.FTS.B, Zero Cpn, 7/03/24	2,950	938
6277193.SQ.FTS.B, Zero Cpn, 7/04/24	1,122	128
6277212.SQ.FTS.B, Zero Cpn, 7/04/24	3,482	3,385
6277552.SQ.FTS.B, Zero Cpn, 7/04/24	2,717	2,589
6277703.SQ.FTS.B, Zero Cpn, 7/04/24	3,553	3,278
6280720.SQ.FTS.B, Zero Cpn, 7/05/24	1,492	1,364
6282655.SQ.FTS.B, Zero Cpn, 7/05/24	1,878	530
6284271.SQ.FTS.B, Zero Cpn, 7/06/24	4,490	2,904
6284407.SQ.FTS.B, Zero Cpn, 7/06/24	2,682	1,467
6284746.SQ.FTS.B, Zero Cpn, 7/06/24	1,231	524
6285358.SQ.FTS.B, Zero Cpn, 7/06/24	329	290
6285379.SQ.FTS.B, Zero Cpn, 7/06/24	295	171
6285826.SQ.FTS.B, Zero Cpn, 7/07/24	15,326	2,603
6285989.SQ.FTS.B, Zero Cpn, 7/07/24	691	439
6286324.SQ.FTS.B, Zero Cpn, 7/08/24	699	635
6286529.SQ.FTS.B, Zero Cpn, 7/08/24	439	147
6287596.SQ.FTS.B, Zero Cpn, 7/09/24	944	698
6287915.SQ.FTS.B, Zero Cpn, 7/09/24	16,261	4,554
6290558.SQ.FTS.B, Zero Cpn, 7/10/24	2,304	1,778
6290686.SQ.FTS.B, Zero Cpn, 7/10/24	730	324
6290705.SQ.FTS.B, Zero Cpn, 7/10/24	2,878	1,719
6290807.SQ.FTS.B, Zero Cpn, 7/10/24	1,215	1,185
6292303.SQ.FTS.B, Zero Cpn, 7/11/24	586	576
6293924.SQ.FTS.B, Zero Cpn, 7/11/24	1,517	1,133
6297973.SQ.FTS.B, Zero Cpn, 7/12/24	8,469	7,612
6299822.SQ.FTS.B, Zero Cpn, 7/12/24	19,889	12,840
6301004.SQ.FTS.B, Zero Cpn, 7/13/24	198	183
6301138.SQ.FTS.B, Zero Cpn, 7/13/24	1,452	1,068
6301313.SQ.FTS.B, Zero Cpn, 7/13/24	1,595	412
6301622.SQ.FTS.B, Zero Cpn, 7/13/24	529	525
6301794.SQ.FTS.B, Zero Cpn, 7/13/24	12,847	6,836
6302451.SQ.FTS.B, Zero Cpn, 7/13/24	48,924	12,919
6303731.SQ.FTS.B, Zero Cpn, 7/14/24	1,065	252
6305199.SQ.FTS.B, Zero Cpn, 7/16/24	399	206

Description	Principal Amount	Value

Block, Inc. (continued)
6305552.SQ.FTS.B, Zero Cpn, 7/16/24	$1,640	$631
6305711.SQ.FTS.B, Zero Cpn, 7/16/24	4,598	1,584
6307093.SQ.FTS.B, Zero Cpn, 7/17/24	344	240
6307646.SQ.FTS.B, Zero Cpn, 7/17/24	1,109	528
6307843.SQ.FTS.B, Zero Cpn, 7/17/24	53,032	12,676
6308517.SQ.FTS.B, Zero Cpn, 7/18/24	989	941
6308638.SQ.FTS.B, Zero Cpn, 7/18/24	12,615	2,741
6308867.SQ.FTS.B, Zero Cpn, 7/18/24	542	501
6309782.SQ.FTS.B, Zero Cpn, 7/18/24	5,323	4,557
6310777.SQ.FTS.B, Zero Cpn, 7/18/24	933	865
6313211.SQ.FTS.B, Zero Cpn, 7/19/24	1,423	1,039
6313277.SQ.FTS.B, Zero Cpn, 7/19/24	1,832	1,794
6317901.SQ.FTS.B, Zero Cpn, 7/20/24	6,093	3,801
6319473.SQ.FTS.B, Zero Cpn, 7/21/24	1,093	793
6319500.SQ.FTS.B, Zero Cpn, 7/21/24	1,273	1,208
6320015.SQ.FTS.B, Zero Cpn, 7/21/24	2,205	924
6321672.SQ.FTS.B, Zero Cpn, 7/23/24	756	229
6335477.SQ.FTS.B, Zero Cpn, 7/23/24	557	407
6351220.SQ.FTS.B, Zero Cpn, 7/23/24	7,497	2,611
6351314.SQ.FTS.B, Zero Cpn, 7/23/24	805	752
6351415.SQ.FTS.B, Zero Cpn, 7/23/24	1,845	1,819
6351923.SQ.FTS.B, Zero Cpn, 7/24/24	645	230
6353747.SQ.FTS.B, Zero Cpn, 7/24/24	53,369	28,775
6355080.SQ.FTS.B, Zero Cpn, 7/25/24	647	633
6359308.SQ.FTS.B, Zero Cpn, 7/26/24	1,800	1,753
6359818.SQ.FTS.B, Zero Cpn, 7/26/24	2,122	2,004
6360951.SQ.FTS.B, Zero Cpn, 7/26/24	2,205	2,035
6362559.SQ.FTS.B, Zero Cpn, 7/26/24	26,180	8,619
6362860.SQ.FTS.B, Zero Cpn, 7/27/24	3,011	2,734
6363846.SQ.FTS.B, Zero Cpn, 7/27/24	2,566	2,389
6364316.SQ.FTS.B, Zero Cpn, 7/27/24	3,460	3,337
6365238.SQ.FTS.B, Zero Cpn, 7/27/24	2,087	1,741
6365338.SQ.FTS.B, Zero Cpn, 7/27/24	1,279	1,201
6365589.SQ.FTS.B, Zero Cpn, 7/27/24	16,357	15,291
6366011.SQ.FTS.B, Zero Cpn, 7/28/24	11,360	10,228
6368537.SQ.FTS.B, Zero Cpn, 7/30/24	276	250
6369532.SQ.FTS.B, Zero Cpn, 7/30/24	413	399
6369651.SQ.FTS.B, Zero Cpn, 7/30/24	2,382	1,725
6369707.SQ.FTS.B, Zero Cpn, 7/30/24	81	80
6369816.SQ.FTS.B, Zero Cpn, 7/30/24	300	298
6369918.SQ.FTS.B, Zero Cpn, 7/30/24	956	474
6371193.SQ.FTS.B, Zero Cpn, 7/31/24	1,848	765
6372459.SQ.FTS.B, Zero Cpn, 7/31/24	2,642	2,575
6373935.SQ.FTS.B, Zero Cpn, 8/01/24	6,267	5,819
6374829.SQ.FTS.B, Zero Cpn, 8/01/24	5,779	2,887
6375258.SQ.FTS.B, Zero Cpn, 8/01/24	4,177	1,988
6375409.SQ.FTS.B, Zero Cpn, 8/01/24	1,703	1,487
6375782.SQ.FTS.B, Zero Cpn, 8/01/24	3,258	2,637
6375880.SQ.FTS.B, Zero Cpn, 8/01/24	740	714
6376252.SQ.FTS.B, Zero Cpn, 8/01/24	1,202	534
6376382.SQ.FTS.B, Zero Cpn, 8/01/24	1	1
6376430.SQ.FTS.B, Zero Cpn, 8/01/24	2,964	2,540
6379217.SQ.FTS.B, Zero Cpn, 8/02/24	478	459
6381071.SQ.FTS.B, Zero Cpn, 8/02/24	2,571	1,633
6381758.SQ.FTS.B, Zero Cpn, 8/02/24	2,586	2,051
6382230.SQ.FTS.B, Zero Cpn, 8/03/24	1,124	722
6382270.SQ.FTS.B, Zero Cpn, 8/03/24	949	846
6382392.SQ.FTS.B, Zero Cpn, 8/03/24	649	594

34	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6385173.SQ.FTS.B, Zero Cpn, 8/03/24	$1,563	$1,466
6385533.SQ.FTS.B, Zero Cpn, 8/04/24	883	821
6385708.SQ.FTS.B, Zero Cpn, 8/04/24	1,261	1,222
6386107.SQ.FTS.B, Zero Cpn, 8/05/24	300	251
6386123.SQ.FTS.B, Zero Cpn, 8/05/24	3,613	1,073
6388188.SQ.FTS.B, Zero Cpn, 8/06/24	906	813
6388334.SQ.FTS.B, Zero Cpn, 8/06/24	784	769
6388839.SQ.FTS.B, Zero Cpn, 8/06/24	3,266	1,512
6389692.SQ.FTS.B, Zero Cpn, 8/06/24	4,795	4,328
6389937.SQ.FTS.B, Zero Cpn, 8/06/24	4,041	3,796
6390236.SQ.FTS.B, Zero Cpn, 8/07/24	6,363	6,209
6391119.SQ.FTS.B, Zero Cpn, 8/07/24	8,903	5,222
6391376.SQ.FTS.B, Zero Cpn, 8/07/24	2,057	521
6391785.SQ.FTS.B, Zero Cpn, 8/07/24	334	324
6392541.SQ.FTS.B, Zero Cpn, 8/07/24	7,616	6,822
6392804.SQ.FTS.B, Zero Cpn, 8/07/24	7,857	6,648
6394656.SQ.FTS.B, Zero Cpn, 8/08/24	718	683
6394978.SQ.FTS.B, Zero Cpn, 8/08/24	3,045	1,214
6395225.SQ.FTS.B, Zero Cpn, 8/08/24	4,335	4,239
6395381.SQ.FTS.B, Zero Cpn, 8/08/24	1,358	1,255
6395473.SQ.FTS.B, Zero Cpn, 8/08/24	786	753
6397785.SQ.FTS.B, Zero Cpn, 8/09/24	56	54
6399623.SQ.FTS.B, Zero Cpn, 8/09/24	3,629	2,048
6399808.SQ.FTS.B, Zero Cpn, 8/09/24	5,425	1,540
6401143.SQ.FTS.B, Zero Cpn, 8/10/24	1,204	1,199
6401578.SQ.FTS.B, Zero Cpn, 8/10/24	2,297	2,154
6402002.SQ.FTS.B, Zero Cpn, 8/10/24	738	724
6404013.SQ.FTS.B, Zero Cpn, 8/11/24	1,738	192
6404470.SQ.FTS.B, Zero Cpn, 8/11/24	11,152	2,394
6404711.SQ.FTS.B, Zero Cpn, 8/12/24	2,111	244
6404986.SQ.FTS.B, Zero Cpn, 8/12/24	698	677
6405225.SQ.FTS.B, Zero Cpn, 8/12/24	5,045	3,143
6407421.SQ.FTS.B, Zero Cpn, 8/13/24	1,963	1,388
6407869.SQ.FTS.B, Zero Cpn, 8/13/24	820	676
6408411.SQ.FTS.B, Zero Cpn, 8/13/24	2,939	2,807
6408982.SQ.FTS.B, Zero Cpn, 8/14/24	2,687	845
6409817.SQ.FTS.B, Zero Cpn, 8/14/24	21,148	16,131
6410779.SQ.FTS.B, Zero Cpn, 8/14/24	2,221	2,134
6411928.SQ.FTS.B, Zero Cpn, 8/14/24	17,251	16,767
6412065.SQ.FTS.B, Zero Cpn, 8/15/24	2,988	1,058
6412205.SQ.FTS.B, Zero Cpn, 8/15/24	1,420	1,170
6412313.SQ.FTS.B, Zero Cpn, 8/15/24	1,764	1,366
6412494.SQ.FTS.B, Zero Cpn, 8/15/24	1,353	1,310
6414176.SQ.FTS.B, Zero Cpn, 8/15/24	5,785	5,305
6414417.SQ.FTS.B, Zero Cpn, 8/15/24	1,424	745
6417918.SQ.FTS.B, Zero Cpn, 8/16/24	595	378
6417951.SQ.FTS.B, Zero Cpn, 8/16/24	5,876	4,078
6418930.SQ.FTS.B, Zero Cpn, 8/16/24	2,492	2,468
6419394.SQ.FTS.B, Zero Cpn, 8/16/24	9,101	2,687
6420400.SQ.FTS.B, Zero Cpn, 8/16/24	422	410
6421972.SQ.FTS.B, Zero Cpn, 8/17/24	1,585	1,467
6422299.SQ.FTS.B, Zero Cpn, 8/17/24	904	886
6423457.SQ.FTS.B, Zero Cpn, 8/17/24	665	132
6424183.SQ.FTS.B, Zero Cpn, 8/18/24	1,296	1,287
6424352.SQ.FTS.B, Zero Cpn, 8/18/24	225	209
6425215.SQ.FTS.B, Zero Cpn, 8/19/24	1,887	1,831
6425500.SQ.FTS.B, Zero Cpn, 8/19/24	634	605
6425535.SQ.FTS.B, Zero Cpn, 8/20/24	9,372	8,469

Description	Principal Amount	Value

Block, Inc. (continued)
6426717.SQ.FTS.B, Zero Cpn, 8/20/24	$1,691	$1,594
6427032.SQ.FTS.B, Zero Cpn, 8/21/24	1,472	430
6427051.SQ.FTS.B, Zero Cpn, 8/21/24	7,857	3,453
6427445.SQ.FTS.B, Zero Cpn, 8/21/24	6,571	2,697
6427754.SQ.FTS.B, Zero Cpn, 8/21/24	2,526	1,301
6428886.SQ.FTS.B, Zero Cpn, 8/21/24	1,864	1,738
6429072.SQ.FTS.B, Zero Cpn, 8/21/24	513	444
6431296.SQ.FTS.B, Zero Cpn, 8/22/24	920	838
6431499.SQ.FTS.B, Zero Cpn, 8/22/24	451	290
6432592.SQ.FTS.B, Zero Cpn, 8/22/24	4,933	4,224
6433271.SQ.FTS.B, Zero Cpn, 8/22/24	3,084	1,175
6435246.SQ.FTS.B, Zero Cpn, 8/23/24	16,041	15,695
6436620.SQ.FTS.B, Zero Cpn, 8/23/24	3,776	2,688
6436847.SQ.FTS.B, Zero Cpn, 8/23/24	3,544	3,085
6439336.SQ.FTS.B, Zero Cpn, 8/23/24	10,031	2,653
6439799.SQ.FTS.B, Zero Cpn, 8/23/24	493	456
6439919.SQ.FTS.B, Zero Cpn, 8/23/24	4,906	3,478
6440056.SQ.FTS.B, Zero Cpn, 8/23/24	2,022	1,603
6440087.SQ.FTS.B, Zero Cpn, 8/23/24	1,016	992
6440247.SQ.FTS.B, Zero Cpn, 8/23/24	2,100	2,048
6443705.SQ.FTS.B, Zero Cpn, 8/24/24	1,309	134
6443722.SQ.FTS.B, Zero Cpn, 8/24/24	11,723	6,512
6443946.SQ.FTS.B, Zero Cpn, 8/24/24	2,284	783
6444409.SQ.FTS.B, Zero Cpn, 8/25/24	2,651	2,632
6446832.SQ.FTS.B, Zero Cpn, 8/27/24	1,541	1,495
6447362.SQ.FTS.B, Zero Cpn, 8/27/24	10,354	6,555
6449069.SQ.FTS.B, Zero Cpn, 8/27/24	1,289	1,107
6449442.SQ.FTS.B, Zero Cpn, 8/28/24	10,638	10,237
6450204.SQ.FTS.B, Zero Cpn, 8/28/24	2,599	2,040
6450586.SQ.FTS.B, Zero Cpn, 8/28/24	6,195	4,530
6450873.SQ.FTS.B, Zero Cpn, 8/28/24	759	713
6450914.SQ.FTS.B, Zero Cpn, 8/28/24	6,838	6,562
6451649.SQ.FTS.B, Zero Cpn, 8/28/24	9,620	8,211
6452781.SQ.FTS.B, Zero Cpn, 8/28/24	626	619
6454149.SQ.FTS.B, Zero Cpn, 9/01/24	455	443
6454476.SQ.FTS.B, Zero Cpn, 9/01/24	12,930	7,818
6457335.SQ.FTS.B, Zero Cpn, 9/02/24	1,059	708
6458143.SQ.FTS.B, Zero Cpn, 9/02/24	2,028	1,888
6458308.SQ.FTS.B, Zero Cpn, 9/02/24	824	733
6458371.SQ.FTS.B, Zero Cpn, 9/02/24	3,870	2,645
6459191.SQ.FTS.B, Zero Cpn, 9/02/24	293	282
6459855.SQ.FTS.B, Zero Cpn, 9/02/24	1,743	1,497
6460082.SQ.FTS.B, Zero Cpn, 9/02/24	4,111	3,727
6460963.SQ.FTS.B, Zero Cpn, 9/03/24	8,331	7,514
6462265.SQ.FTS.B, Zero Cpn, 9/03/24	4,607	4,568
6462700.SQ.FTS.B, Zero Cpn, 9/03/24	2,871	2,435
6463025.SQ.FTS.B, Zero Cpn, 9/03/24	855	823
6463165.SQ.FTS.B, Zero Cpn, 9/03/24	1,267	1,026
6463274.SQ.FTS.B, Zero Cpn, 9/03/24	17,484	16,382
6463708.SQ.FTS.B, Zero Cpn, 9/04/24	597	557
6463746.SQ.FTS.B, Zero Cpn, 9/04/24	1,388	1,356
6463795.SQ.FTS.B, Zero Cpn, 9/04/24	253	246
6463826.SQ.FTS.B, Zero Cpn, 9/04/24	46	41
6464055.SQ.FTS.B, Zero Cpn, 9/04/24	740	736
6465179.SQ.FTS.B, Zero Cpn, 9/05/24	8,443	7,560
6467182.SQ.FTS.B, Zero Cpn, 9/06/24	2,321	2,173
6468712.SQ.FTS.B, Zero Cpn, 9/06/24	598	403
6468827.SQ.FTS.B, Zero Cpn, 9/06/24	1,718	1,522

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	35

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6469473.SQ.FTS.B, Zero Cpn, 9/07/24	$1,158	$1,110
6469565.SQ.FTS.B, Zero Cpn, 9/07/24	1,168	1,047
6470042.SQ.FTS.B, Zero Cpn, 9/07/24	4,140	3,620
6471142.SQ.FTS.B, Zero Cpn, 9/07/24	184	163
6471145.SQ.FTS.B, Zero Cpn, 9/07/24	3,746	2,703
6472563.SQ.FTS.B, Zero Cpn, 9/07/24	1,124	815
6472660.SQ.FTS.B, Zero Cpn, 9/08/24	3,554	3,451
6474103.SQ.FTS.B, Zero Cpn, 9/08/24	17,089	16,688
6475632.SQ.FTS.B, Zero Cpn, 9/08/24	11,673	9,485
6480025.SQ.FTS.B, Zero Cpn, 9/09/24	6,855	3,573
6481471.SQ.FTS.B, Zero Cpn, 9/10/24	56,731	16,202
6483524.SQ.FTS.B, Zero Cpn, 9/10/24	224	219
6483676.SQ.FTS.B, Zero Cpn, 9/10/24	1,876	1,820
6483811.SQ.FTS.B, Zero Cpn, 9/10/24	18,279	16,282
6484457.SQ.FTS.B, Zero Cpn, 9/10/24	436	426
6484508.SQ.FTS.B, Zero Cpn, 9/10/24	907	377
6484644.SQ.FTS.B, Zero Cpn, 9/10/24	9,385	9,018
6484990.SQ.FTS.B, Zero Cpn, 9/11/24	8,174	3,761
6485599.SQ.FTS.B, Zero Cpn, 9/11/24	3,350	2,170
6485654.SQ.FTS.B, Zero Cpn, 9/11/24	12,120	11,206
6486754.SQ.FTS.B, Zero Cpn, 9/13/24	12,875	7,407
6488534.SQ.FTS.B, Zero Cpn, 9/13/24	4,069	2,405
6488780.SQ.FTS.B, Zero Cpn, 9/13/24	27,770	25,933
6490032.SQ.FTS.B, Zero Cpn, 9/13/24	1,366	493
6491102.SQ.FTS.B, Zero Cpn, 9/14/24	346	309
6493336.SQ.FTS.B, Zero Cpn, 9/14/24	4,117	3,840
6493558.SQ.FTS.B, Zero Cpn, 9/14/24	946	841
6493703.SQ.FTS.B, Zero Cpn, 9/14/24	738	708
6493807.SQ.FTS.B, Zero Cpn, 9/15/24	798	559
6493862.SQ.FTS.B, Zero Cpn, 9/15/24	232	216
6493901.SQ.FTS.B, Zero Cpn, 9/15/24	2,297	2,162
6494303.SQ.FTS.B, Zero Cpn, 9/15/24	7,802	7,513
6495272.SQ.FTS.B, Zero Cpn, 9/15/24	2,996	2,227
6495825.SQ.FTS.B, Zero Cpn, 9/15/24	22,440	21,484
6496824.SQ.FTS.B, Zero Cpn, 9/15/24	1,687	1,331
6497045.SQ.FTS.B, Zero Cpn, 9/15/24	1,506	928
6497072.SQ.FTS.B, Zero Cpn, 9/15/24	19,493	10,848
6499066.SQ.FTS.B, Zero Cpn, 9/16/24	3,326	1,452
6499262.SQ.FTS.B, Zero Cpn, 9/16/24	1,322	1,293
6499390.SQ.FTS.B, Zero Cpn, 9/16/24	2,373	1,012
6499466.SQ.FTS.B, Zero Cpn, 9/16/24	2,687	1,937
6501269.SQ.FTS.B, Zero Cpn, 9/16/24	255	248
6501304.SQ.FTS.B, Zero Cpn, 9/16/24	7,564	4,170
6501466.SQ.FTS.B, Zero Cpn, 9/16/24	2,658	2,244
6502410.SQ.FTS.B, Zero Cpn, 9/16/24	81	80
6502500.SQ.FTS.B, Zero Cpn, 9/16/24	1,065	1,026
6502619.SQ.FTS.B, Zero Cpn, 9/17/24	9,755	9,176
6503613.SQ.FTS.B, Zero Cpn, 9/17/24	2,267	2,224
6504146.SQ.FTS.B, Zero Cpn, 9/17/24	1,090	868
6504331.SQ.FTS.B, Zero Cpn, 9/17/24	16,006	9,044
6505651.SQ.FTS.B, Zero Cpn, 9/17/24	15,776	9,050
6506335.SQ.FTS.B, Zero Cpn, 9/18/24	8,208	7,226
6506691.SQ.FTS.B, Zero Cpn, 9/19/24	2,518	1,877
6508226.SQ.FTS.B, Zero Cpn, 9/20/24	1,748	1,703
6508733.SQ.FTS.B, Zero Cpn, 9/20/24	12,994	11,200
6509842.SQ.FTS.B, Zero Cpn, 9/20/24	5,661	1,200
6509983.SQ.FTS.B, Zero Cpn, 9/20/24	3,876	3,452
6510199.SQ.FTS.B, Zero Cpn, 9/20/24	9,765	4,004

Description	Principal Amount	Value

Block, Inc. (continued)
6510343.SQ.FTS.B, Zero Cpn, 9/20/24	$4,622	$4,480
6510720.SQ.FTS.B, Zero Cpn, 9/20/24	965	937
6510764.SQ.FTS.B, Zero Cpn, 9/21/24	2,685	2,525
6511065.SQ.FTS.B, Zero Cpn, 9/21/24	2,692	2,665
6511915.SQ.FTS.B, Zero Cpn, 9/21/24	329	287
6512121.SQ.FTS.B, Zero Cpn, 9/21/24	252	242
6512152.SQ.FTS.B, Zero Cpn, 9/21/24	948	932
6512555.SQ.FTS.B, Zero Cpn, 9/21/24	25,963	20,064
6513435.SQ.FTS.B, Zero Cpn, 9/21/24	2,255	2,219
6513671.SQ.FTS.B, Zero Cpn, 9/21/24	3,652	2,664
6514830.SQ.FTS.B, Zero Cpn, 9/22/24	2,477	2,397
6514993.SQ.FTS.B, Zero Cpn, 9/22/24	11,666	6,678
6515316.SQ.FTS.B, Zero Cpn, 9/22/24	2,630	2,401
6515734.SQ.FTS.B, Zero Cpn, 9/22/24	7,764	7,489
6516245.SQ.FTS.B, Zero Cpn, 9/22/24	1,208	1,060
6516894.SQ.FTS.B, Zero Cpn, 9/22/24	1,690	1,668
6516963.SQ.FTS.B, Zero Cpn, 9/22/24	694	685
6516986.SQ.FTS.B, Zero Cpn, 9/22/24	4,292	4,115
6519159.SQ.FTS.B, Zero Cpn, 9/23/24	390	372
6519784.SQ.FTS.B, Zero Cpn, 9/23/24	752	731
6520559.SQ.FTS.B, Zero Cpn, 9/23/24	2,500	2,426
6521426.SQ.FTS.B, Zero Cpn, 9/23/24	3,734	3,506
6522679.SQ.FTS.B, Zero Cpn, 9/24/24	9,583	9,113
6523612.SQ.FTS.B, Zero Cpn, 9/24/24	2,214	1,486
6523865.SQ.FTS.B, Zero Cpn, 9/24/24	836	830
6524043.SQ.FTS.B, Zero Cpn, 9/24/24	558	536
6524093.SQ.FTS.B, Zero Cpn, 9/24/24	2,051	2,000
6524904.SQ.FTS.B, Zero Cpn, 9/24/24	1,013	1,001
6525996.SQ.FTS.B, Zero Cpn, 9/25/24	8,147	7,339
6526395.SQ.FTS.B, Zero Cpn, 9/26/24	1,243	939
6526438.SQ.FTS.B, Zero Cpn, 9/26/24	2,043	684
6526512.SQ.FTS.B, Zero Cpn, 9/26/24	2,302	2,108
6526594.SQ.FTS.B, Zero Cpn, 9/26/24	5,119	4,721
6526719.SQ.FTS.B, Zero Cpn, 9/26/24	7,822	7,536
6527233.SQ.FTS.B, Zero Cpn, 9/27/24	531	332
6527937.SQ.FTS.B, Zero Cpn, 9/27/24	1,185	1,028
6528470.SQ.FTS.B, Zero Cpn, 9/27/24	7,059	5,235
6529069.SQ.FTS.B, Zero Cpn, 9/27/24	5,796	1,557
6529479.SQ.FTS.B, Zero Cpn, 9/27/24	15,856	9,597
6531083.SQ.FTS.B, Zero Cpn, 9/28/24	1,903	1,862
6531610.SQ.FTS.B, Zero Cpn, 9/28/24	9,005	8,380
6532625.SQ.FTS.B, Zero Cpn, 9/28/24	1,322	1,262
6532833.SQ.FTS.B, Zero Cpn, 9/28/24	4,688	4,504
6533389.SQ.FTS.B, Zero Cpn, 9/28/24	1,970	1,791
6533471.SQ.FTS.B, Zero Cpn, 9/28/24	5,455	1,837
6533609.SQ.FTS.B, Zero Cpn, 9/28/24	407	395
6533664.SQ.FTS.B, Zero Cpn, 9/28/24	8,327	8,199
6534234.SQ.FTS.B, Zero Cpn, 9/29/24	401	395
6534741.SQ.FTS.B, Zero Cpn, 9/29/24	1,989	1,938
6536620.SQ.FTS.B, Zero Cpn, 9/29/24	5,702	5,506
6537793.SQ.FTS.B, Zero Cpn, 9/29/24	4,315	2,449
6537833.SQ.FTS.B, Zero Cpn, 9/29/24	4,274	2,764
6537896.SQ.FTS.B, Zero Cpn, 9/29/24	2,648	2,601
6539774.SQ.FTS.B, Zero Cpn, 9/30/24	8,136	4,141
6540744.SQ.FTS.B, Zero Cpn, 9/30/24	1,307	1,286
6541605.SQ.FTS.B, Zero Cpn, 9/30/24	7,564	7,514
6542910.SQ.FTS.B, Zero Cpn, 9/30/24	18,163	15,690
6543248.SQ.FTS.B, Zero Cpn, 9/30/24	678	503

36	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6543660.SQ.FTS.B, Zero Cpn, 9/30/24	$1,309	$1,102
6543823.SQ.FTS.B, Zero Cpn, 9/30/24	6,162	4,846
6545006.SQ.FTS.B, Zero Cpn, 9/30/24	260	221
6545017.SQ.FTS.B, Zero Cpn, 9/30/24	5,706	2,145
6545555.SQ.FTS.B, Zero Cpn, 9/30/24	31,054	24,294
6546339.SQ.FTS.B, Zero Cpn, 9/30/24	3,311	3,153
6547200.SQ.FTS.B, Zero Cpn, 10/01/24	5,521	5,390
6547519.SQ.FTS.B, Zero Cpn, 10/02/24	4,211	3,533
6547675.SQ.FTS.B, Zero Cpn, 10/02/24	958	941
6547839.SQ.FTS.B, Zero Cpn, 10/02/24	2,061	1,988
6547912.SQ.FTS.B, Zero Cpn, 10/02/24	4,462	2,334
6549708.SQ.FTS.B, Zero Cpn, 10/03/24	445	426
6550180.SQ.FTS.B, Zero Cpn, 10/03/24	4,162	3,894
6550386.SQ.FTS.B, Zero Cpn, 10/03/24	9,652	8,358
6550936.SQ.FTS.B, Zero Cpn, 10/03/24	1,416	1,298
6551062.SQ.FTS.B, Zero Cpn, 10/03/24	631	608
6551100.SQ.FTS.B, Zero Cpn, 10/03/24	3,763	3,497
6551310.SQ.FTS.B, Zero Cpn, 10/03/24	1,637	427
6551325.SQ.FTS.B, Zero Cpn, 10/03/24	2,281	1,075
6551364.SQ.FTS.B, Zero Cpn, 10/03/24	4,278	2,378
6551473.SQ.FTS.B, Zero Cpn, 10/03/24	5,524	5,386
6551899.SQ.FTS.B, Zero Cpn, 10/04/24	6,168	4,600
6552075.SQ.FTS.B, Zero Cpn, 10/04/24	1,622	1,591
6552179.SQ.FTS.B, Zero Cpn, 10/04/24	1,236	849
6552210.SQ.FTS.B, Zero Cpn, 10/04/24	2,141	2,084
6552833.SQ.FTS.B, Zero Cpn, 10/04/24	1,922	491
6553327.SQ.FTS.B, Zero Cpn, 10/04/24	15,678	10,636
6553758.SQ.FTS.B, Zero Cpn, 10/04/24	1,378	1,351
6553988.SQ.FTS.B, Zero Cpn, 10/04/24	1,669	1,121
6554035.SQ.FTS.B, Zero Cpn, 10/04/24	1,673	1,646
6554254.SQ.FTS.B, Zero Cpn, 10/04/24	981	907
6554698.SQ.FTS.B, Zero Cpn, 10/04/24	5,365	5,329
6556308.SQ.FTS.B, Zero Cpn, 10/05/24	1,015	588
6556334.SQ.FTS.B, Zero Cpn, 10/05/24	11,936	11,526
6557212.SQ.FTS.B, Zero Cpn, 10/05/24	1,456	1,123
6557353.SQ.FTS.B, Zero Cpn, 10/05/24	6,745	6,238
6557673.SQ.FTS.B, Zero Cpn, 10/05/24	12,026	5,358
6560669.SQ.FTS.B, Zero Cpn, 10/06/24	1,425	1,029
6561570.SQ.FTS.B, Zero Cpn, 10/06/24	498	467
6561882.SQ.FTS.B, Zero Cpn, 10/06/24	1,195	1,184
6562135.SQ.FTS.B, Zero Cpn, 10/06/24	741	358
6563144.SQ.FTS.B, Zero Cpn, 10/07/24	1,362	1,331
6563378.SQ.FTS.B, Zero Cpn, 10/07/24	909	849
6563463.SQ.FTS.B, Zero Cpn, 10/07/24	4,276	3,962
6563811.SQ.FTS.B, Zero Cpn, 10/07/24	3,843	2,957
6564200.SQ.FTS.B, Zero Cpn, 10/07/24	4,592	3,018
6565265.SQ.FTS.B, Zero Cpn, 10/07/24	1,237	1,190
6565297.SQ.FTS.B, Zero Cpn, 10/07/24	2,764	1,819
6566183.SQ.FTS.B, Zero Cpn, 10/08/24	190	187
6566308.SQ.FTS.B, Zero Cpn, 10/08/24	635	591
6566320.SQ.FTS.B, Zero Cpn, 10/08/24	1,311	1,064
6566462.SQ.FTS.B, Zero Cpn, 10/08/24	6,468	6,363
6566839.SQ.FTS.B, Zero Cpn, 10/08/24	16,351	14,081
6567613.SQ.FTS.B, Zero Cpn, 10/10/24	20,555	16,057
6568498.SQ.FTS.B, Zero Cpn, 10/10/24	11,250	8,491
6568787.SQ.FTS.B, Zero Cpn, 10/10/24	3,081	2,357
6568887.SQ.FTS.B, Zero Cpn, 10/10/24	5,378	5,292
6569379.SQ.FTS.B, Zero Cpn, 10/10/24	6,083	2,561

Description	Principal Amount	Value

Block, Inc. (continued)
6569436.SQ.FTS.B, Zero Cpn, 10/10/24	$2,037	$1,987
6569513.SQ.FTS.B, Zero Cpn, 10/10/24	2,753	2,720
6570606.SQ.FTS.B, Zero Cpn, 10/10/24	1,475	983
6570635.SQ.FTS.B, Zero Cpn, 10/10/24	347	333
6570747.SQ.FTS.B, Zero Cpn, 10/10/24	124	123
6570850.SQ.FTS.B, Zero Cpn, 10/10/24	3,641	3,417
6570932.SQ.FTS.B, Zero Cpn, 10/10/24	1,315	1,297
6571863.SQ.FTS.B, Zero Cpn, 10/11/24	3,835	3,035
6572671.SQ.FTS.B, Zero Cpn, 10/11/24	3,238	3,192
6573048.SQ.FTS.B, Zero Cpn, 10/11/24	3,847	3,749
6573298.SQ.FTS.B, Zero Cpn, 10/11/24	963	953
6573435.SQ.FTS.B, Zero Cpn, 10/11/24	434	409
6574031.SQ.FTS.B, Zero Cpn, 10/11/24	949	936
6574100.SQ.FTS.B, Zero Cpn, 10/11/24	640	504
6574600.SQ.FTS.B, Zero Cpn, 10/12/24	741	586
6575505.SQ.FTS.B, Zero Cpn, 10/12/24	1,667	1,113
6575554.SQ.FTS.B, Zero Cpn, 10/12/24	4,167	2,033
6575711.SQ.FTS.B, Zero Cpn, 10/12/24	754	741
6575921.SQ.FTS.B, Zero Cpn, 10/12/24	2,811	1,221
6576074.SQ.FTS.B, Zero Cpn, 10/12/24	2,618	2,593
6576379.SQ.FTS.B, Zero Cpn, 10/12/24	1,557	1,538
6576801.SQ.FTS.B, Zero Cpn, 10/12/24	3,443	3,359
6576942.SQ.FTS.B, Zero Cpn, 10/12/24	2,262	982
6577417.SQ.FTS.B, Zero Cpn, 10/12/24	943	634
6577454.SQ.FTS.B, Zero Cpn, 10/12/24	1,479	1,443
6579848.SQ.FTS.B, Zero Cpn, 10/13/24	195	194
6580139.SQ.FTS.B, Zero Cpn, 10/13/24	662	644
6580189.SQ.FTS.B, Zero Cpn, 10/13/24	5,601	2,582
6580568.SQ.FTS.B, Zero Cpn, 10/13/24	4,519	4,293
6580960.SQ.FTS.B, Zero Cpn, 10/13/24	837	809
6580994.SQ.FTS.B, Zero Cpn, 10/13/24	765	741
6581139.SQ.FTS.B, Zero Cpn, 10/13/24	797	771
6581363.SQ.FTS.B, Zero Cpn, 10/13/24	7,539	5,503
6581602.SQ.FTS.B, Zero Cpn, 10/13/24	209	192
6582973.SQ.FTS.B, Zero Cpn, 10/13/24	4,350	3,468
6583130.SQ.FTS.B, Zero Cpn, 10/13/24	4,598	2,777
6583381.SQ.FTS.B, Zero Cpn, 10/13/24	1,860	1,287
6584064.SQ.FTS.B, Zero Cpn, 10/14/24	4,002	2,195
6584210.SQ.FTS.B, Zero Cpn, 10/14/24	2,047	1,934
6584507.SQ.FTS.B, Zero Cpn, 10/14/24	2,546	1,546
6584703.SQ.FTS.B, Zero Cpn, 10/14/24	3,214	3,138
6585055.SQ.FTS.B, Zero Cpn, 10/14/24	612	597
6585297.SQ.FTS.B, Zero Cpn, 10/14/24	4,792	4,677
6586628.SQ.FTS.B, Zero Cpn, 10/15/24	774	732
6586986.SQ.FTS.B, Zero Cpn, 10/15/24	10,149	9,644
6587681.SQ.FTS.B, Zero Cpn, 10/16/24	6,242	6,090
6587881.SQ.FTS.B, Zero Cpn, 10/16/24	259	247
6588233.SQ.FTS.B, Zero Cpn, 10/17/24	1,211	1,043
6588360.SQ.FTS.B, Zero Cpn, 10/17/24	953	941
6588657.SQ.FTS.B, Zero Cpn, 10/17/24	1,742	936
6588814.SQ.FTS.B, Zero Cpn, 10/17/24	10,420	9,799
6589375.SQ.FTS.B, Zero Cpn, 10/17/24	1,274	1,254
6589496.SQ.FTS.B, Zero Cpn, 10/17/24	9,064	8,925
6589928.SQ.FTS.B, Zero Cpn, 10/17/24	520	504
6590159.SQ.FTS.B, Zero Cpn, 10/17/24	2,358	2,328
6590283.SQ.FTS.B, Zero Cpn, 10/17/24	2,628	2,556
6590374.SQ.FTS.B, Zero Cpn, 10/17/24	5,004	4,840
6591557.SQ.FTS.B, Zero Cpn, 10/18/24	22,190	14,780

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	37

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6592520.SQ.FTS.B, Zero Cpn, 10/18/24	$4,198	$3,163
6592677.SQ.FTS.B, Zero Cpn, 10/18/24	1,453	1,367
6592955.SQ.FTS.B, Zero Cpn, 10/18/24	537	503
6593615.SQ.FTS.B, Zero Cpn, 10/18/24	25,767	24,293
6594417.SQ.FTS.B, Zero Cpn, 10/18/24	3,035	2,966
6594576.SQ.FTS.B, Zero Cpn, 10/19/24	31,539	27,525
6596089.SQ.FTS.B, Zero Cpn, 10/19/24	2,530	2,513
6596616.SQ.FTS.B, Zero Cpn, 10/19/24	2,070	2,032
6596708.SQ.FTS.B, Zero Cpn, 10/19/24	14,990	13,471
6597179.SQ.FTS.B, Zero Cpn, 10/19/24	2,159	1,983
6599062.SQ.FTS.B, Zero Cpn, 10/20/24	411	390
6599868.SQ.FTS.B, Zero Cpn, 10/20/24	2,120	1,722
6599932.SQ.FTS.B, Zero Cpn, 10/20/24	1,393	1,291
6600942.SQ.FTS.B, Zero Cpn, 10/20/24	9,579	7,052
6601133.SQ.FTS.B, Zero Cpn, 10/20/24	1,089	1,076
6601226.SQ.FTS.B, Zero Cpn, 10/20/24	2,487	2,431
6601578.SQ.FTS.B, Zero Cpn, 10/20/24	1,171	548
6601641.SQ.FTS.B, Zero Cpn, 10/20/24	5,140	4,212
6601952.SQ.FTS.B, Zero Cpn, 10/21/24	4,230	4,139
6602369.SQ.FTS.B, Zero Cpn, 10/21/24	2,672	2,330
6602708.SQ.FTS.B, Zero Cpn, 10/21/24	20,691	14,375
6603320.SQ.FTS.B, Zero Cpn, 10/21/24	2,096	1,870
6603490.SQ.FTS.B, Zero Cpn, 10/21/24	5,842	5,727
6603872.SQ.FTS.B, Zero Cpn, 10/21/24	599	584
6604390.SQ.FTS.B, Zero Cpn, 10/22/24	10,265	5,909
6604551.SQ.FTS.B, Zero Cpn, 10/22/24	1,136	1,068
6604668.SQ.FTS.B, Zero Cpn, 10/22/24	3,088	2,999
6604745.SQ.FTS.B, Zero Cpn, 10/22/24	10,317	9,903
6605032.SQ.FTS.B, Zero Cpn, 10/23/24	6,419	6,281
6606355.SQ.FTS.B, Zero Cpn, 10/24/24	3,197	2,889
6606708.SQ.FTS.B, Zero Cpn, 10/24/24	3,540	2,372
6606972.SQ.FTS.B, Zero Cpn, 10/24/24	2,981	2,417
6607191.SQ.FTS.B, Zero Cpn, 10/24/24	3,694	3,481
6607380.SQ.FTS.B, Zero Cpn, 10/24/24	9,059	8,523
6607699.SQ.FTS.B, Zero Cpn, 10/24/24	22,775	21,518
6608433.SQ.FTS.B, Zero Cpn, 10/24/24	8,294	6,852
6608761.SQ.FTS.B, Zero Cpn, 10/25/24	529	338
6608821.SQ.FTS.B, Zero Cpn, 10/25/24	2,645	2,252
6608920.SQ.FTS.B, Zero Cpn, 10/25/24	7,835	6,208
6609054.SQ.FTS.B, Zero Cpn, 10/25/24	4,541	4,500
6609798.SQ.FTS.B, Zero Cpn, 10/25/24	2,540	2,296
6610249.SQ.FTS.B, Zero Cpn, 10/25/24	1,420	1,398
6610365.SQ.FTS.B, Zero Cpn, 10/25/24	2,604	2,166
6610472.SQ.FTS.B, Zero Cpn, 10/25/24	1,457	978
6610546.SQ.FTS.B, Zero Cpn, 10/25/24	2,806	812
6610649.SQ.FTS.B, Zero Cpn, 10/25/24	1,094	1,065
6610669.SQ.FTS.B, Zero Cpn, 10/25/24	145	144
6610691.SQ.FTS.B, Zero Cpn, 10/25/24	1,555	910
6610757.SQ.FTS.B, Zero Cpn, 10/25/24	386	380
6610859.SQ.FTS.B, Zero Cpn, 10/25/24	2,985	1,586
6610893.SQ.FTS.B, Zero Cpn, 10/25/24	2,865	2,789
6611467.SQ.FTS.B, Zero Cpn, 10/25/24	3,137	3,076
6611766.SQ.FTS.B, Zero Cpn, 10/26/24	358	349
6611834.SQ.FTS.B, Zero Cpn, 10/26/24	6,514	3,977
6612679.SQ.FTS.B, Zero Cpn, 10/26/24	3,150	3,081
6613062.SQ.FTS.B, Zero Cpn, 10/26/24	1,749	1,727
6613242.SQ.FTS.B, Zero Cpn, 10/26/24	1,001	899
6613302.SQ.FTS.B, Zero Cpn, 10/26/24	13,299	11,867

Description	Principal Amount	Value

Block, Inc. (continued)
6616878.SQ.FTS.B, Zero Cpn, 10/27/24	$4,514	$1,280
6617214.SQ.FTS.B, Zero Cpn, 10/27/24	3,245	3,130
6619853.SQ.FTS.B, Zero Cpn, 10/27/24	14,222	13,994
6620492.SQ.FTS.B, Zero Cpn, 10/28/24	2,987	2,495
6620628.SQ.FTS.B, Zero Cpn, 10/28/24	1,434	1,328
6621177.SQ.FTS.B, Zero Cpn, 10/28/24	428	354
6621277.SQ.FTS.B, Zero Cpn, 10/28/24	646	325
6621488.SQ.FTS.B, Zero Cpn, 10/28/24	2,694	2,611
6621683.SQ.FTS.B, Zero Cpn, 10/28/24	1,292	1,255
6622405.SQ.FTS.B, Zero Cpn, 10/28/24	229	228
6622782.SQ.FTS.B, Zero Cpn, 10/28/24	8,121	3,812
6622989.SQ.FTS.B, Zero Cpn, 10/28/24	11,172	7,968
6623306.SQ.FTS.B, Zero Cpn, 10/28/24	6,900	6,605
6623576.SQ.FTS.B, Zero Cpn, 10/28/24	5,033	2,374
6623816.SQ.FTS.B, Zero Cpn, 10/28/24	640	627
6623886.SQ.FTS.B, Zero Cpn, 10/28/24	3,000	2,780
6624096.SQ.FTS.B, Zero Cpn, 10/28/24	4,545	4,118
6624130.SQ.FTS.B, Zero Cpn, 10/29/24	971	952
6624216.SQ.FTS.B, Zero Cpn, 10/29/24	4,416	4,160
6624697.SQ.FTS.B, Zero Cpn, 10/29/24	1,515	1,503
6626622.SQ.FTS.B, Zero Cpn, 11/01/24	6,395	6,208
6626954.SQ.FTS.B, Zero Cpn, 11/01/24	1,479	1,336
6626988.SQ.FTS.B, Zero Cpn, 11/01/24	1,021	422
6627023.SQ.FTS.B, Zero Cpn, 11/01/24	9,110	4,280
6627435.SQ.FTS.B, Zero Cpn, 11/01/24	2,150	2,117
6628093.SQ.FTS.B, Zero Cpn, 11/01/24	6,540	5,665
6628287.SQ.FTS.B, Zero Cpn, 11/01/24	519	340
6628291.SQ.FTS.B, Zero Cpn, 11/01/24	681	645
6628683.SQ.FTS.B, Zero Cpn, 11/01/24	198	165
6628857.SQ.FTS.B, Zero Cpn, 11/01/24	2,678	2,267
6629071.SQ.FTS.B, Zero Cpn, 11/01/24	189	181
6629563.SQ.FTS.B, Zero Cpn, 11/01/24	905	621
6629803.SQ.FTS.B, Zero Cpn, 11/02/24	10,597	8,908
6630805.SQ.FTS.B, Zero Cpn, 11/02/24	883	839
6630852.SQ.FTS.B, Zero Cpn, 11/02/24	3,643	3,555
6631079.SQ.FTS.B, Zero Cpn, 11/02/24	945	934
6631536.SQ.FTS.B, Zero Cpn, 11/02/24	717	681
6631597.SQ.FTS.B, Zero Cpn, 11/02/24	6,152	4,749
6632193.SQ.FTS.B, Zero Cpn, 11/02/24	761	729
6632217.SQ.FTS.B, Zero Cpn, 11/02/24	1,841	1,755
6632672.SQ.FTS.B, Zero Cpn, 11/02/24	1,043	1,029
6632935.SQ.FTS.B, Zero Cpn, 11/02/24	1,675	969
6632956.SQ.FTS.B, Zero Cpn, 11/02/24	440	370
6632986.SQ.FTS.B, Zero Cpn, 11/02/24	1,646	1,600
6633229.SQ.FTS.B, Zero Cpn, 11/03/24	124	122
6633291.SQ.FTS.B, Zero Cpn, 11/03/24	9,373	8,991
6633840.SQ.FTS.B, Zero Cpn, 11/03/24	2,713	2,581
6633957.SQ.FTS.B, Zero Cpn, 11/03/24	3,318	3,146
6634320.SQ.FTS.B, Zero Cpn, 11/03/24	29,065	28,079
6635247.SQ.FTS.B, Zero Cpn, 11/03/24	3,565	3,418
6635542.SQ.FTS.B, Zero Cpn, 11/03/24	556	444
6635792.SQ.FTS.B, Zero Cpn, 11/03/24	3,472	3,279
6635855.SQ.FTS.B, Zero Cpn, 11/03/24	12,466	11,922
6637931.SQ.FTS.B, Zero Cpn, 11/04/24	2,563	2,518
6638387.SQ.FTS.B, Zero Cpn, 11/04/24	10,454	6,227
6639250.SQ.FTS.B, Zero Cpn, 11/04/24	15,765	15,617
6640836.SQ.FTS.B, Zero Cpn, 11/04/24	4,791	4,586
6640951.SQ.FTS.B, Zero Cpn, 11/04/24	4,937	4,517

38	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6641106.SQ.FTS.B, Zero Cpn, 11/04/24	$6,207	$5,899
6641506.SQ.FTS.B, Zero Cpn, 11/05/24	1,749	1,599
6642363.SQ.FTS.B, Zero Cpn, 11/05/24	544	534
6642443.SQ.FTS.B, Zero Cpn, 11/05/24	1,132	726
6642494.SQ.FTS.B, Zero Cpn, 11/05/24	2,440	2,092
6642683.SQ.FTS.B, Zero Cpn, 11/05/24	2,544	2,426
6642786.SQ.FTS.B, Zero Cpn, 11/05/24	3,931	2,040
6642839.SQ.FTS.B, Zero Cpn, 11/05/24	53	51
6642924.SQ.FTS.B, Zero Cpn, 11/05/24	918	214
6642953.SQ.FTS.B, Zero Cpn, 11/05/24	3,875	2,863
6643070.SQ.FTS.B, Zero Cpn, 11/05/24	2,669	2,409
6643269.SQ.FTS.B, Zero Cpn, 11/05/24	24,184	21,893
6644035.SQ.FTS.B, Zero Cpn, 11/05/24	171	164
6644229.SQ.FTS.B, Zero Cpn, 11/05/24	3,353	3,292
6644424.SQ.FTS.B, Zero Cpn, 11/05/24	27,721	23,530
6644589.SQ.FTS.B, Zero Cpn, 11/06/24	3,184	2,911
6644691.SQ.FTS.B, Zero Cpn, 11/06/24	2,468	2,436
6644831.SQ.FTS.B, Zero Cpn, 11/06/24	3,520	3,475
6645434.SQ.FTS.B, Zero Cpn, 11/07/24	213	210
6645686.SQ.FTS.B, Zero Cpn, 11/07/24	267	243
6645710.SQ.FTS.B, Zero Cpn, 11/07/24	3,692	3,669
6647009.SQ.FTS.B, Zero Cpn, 11/08/24	2,539	2,378
6647219.SQ.FTS.B, Zero Cpn, 11/08/24	4,933	4,392
6647368.SQ.FTS.B, Zero Cpn, 11/08/24	65	63
6647408.SQ.FTS.B, Zero Cpn, 11/08/24	1,306	1,169
6647503.SQ.FTS.B, Zero Cpn, 11/08/24	571	414
6647522.SQ.FTS.B, Zero Cpn, 11/08/24	1,497	1,456
6647681.SQ.FTS.B, Zero Cpn, 11/08/24	2,683	2,410
6648824.SQ.FTS.B, Zero Cpn, 11/08/24	9,958	9,714
6649348.SQ.FTS.B, Zero Cpn, 11/08/24	7,096	6,634
6649650.SQ.FTS.B, Zero Cpn, 11/09/24	15,319	11,393
6650425.SQ.FTS.B, Zero Cpn, 11/09/24	607	581
6650783.SQ.FTS.B, Zero Cpn, 11/09/24	3,592	3,438
6651043.SQ.FTS.B, Zero Cpn, 11/09/24	3,354	3,195
6651196.SQ.FTS.B, Zero Cpn, 11/09/24	4,547	4,436
6652684.SQ.FTS.B, Zero Cpn, 11/09/24	6,934	6,495
6655017.SQ.FTS.B, Zero Cpn, 11/10/24	6,082	5,554
6655324.SQ.FTS.B, Zero Cpn, 11/10/24	3,220	2,953
6655765.SQ.FTS.B, Zero Cpn, 11/10/24	22,725	7,396
6658757.SQ.FTS.B, Zero Cpn, 11/11/24	1,049	1,005
6659753.SQ.FTS.B, Zero Cpn, 11/11/24	3,032	2,870
6659902.SQ.FTS.B, Zero Cpn, 11/11/24	6,209	1,490
6660038.SQ.FTS.B, Zero Cpn, 11/11/24	5,004	3,174
6660224.SQ.FTS.B, Zero Cpn, 11/11/24	356	284
6660432.SQ.FTS.B, Zero Cpn, 11/11/24	2,214	2,194
6661547.SQ.FTS.B, Zero Cpn, 11/11/24	1,219	1,167
6661803.SQ.FTS.B, Zero Cpn, 11/12/24	748	736
6661932.SQ.FTS.B, Zero Cpn, 11/12/24	2,271	2,157
6662049.SQ.FTS.B, Zero Cpn, 11/12/24	3,831	3,767
6662402.SQ.FTS.B, Zero Cpn, 11/12/24	16,704	12,111
6662851.SQ.FTS.B, Zero Cpn, 11/12/24	867	673
6663839.SQ.FTS.B, Zero Cpn, 11/12/24	943	243
6664058.SQ.FTS.B, Zero Cpn, 11/12/24	4,113	3,817
6664234.SQ.FTS.B, Zero Cpn, 11/12/24	27,606	26,385
6664879.SQ.FTS.B, Zero Cpn, 11/13/24	434	426
6665182.SQ.FTS.B, Zero Cpn, 11/13/24	2,147	2,052
6665278.SQ.FTS.B, Zero Cpn, 11/13/24	45	44
6665298.SQ.FTS.B, Zero Cpn, 11/13/24	2,937	2,544

Description	Principal Amount	Value

Block, Inc. (continued)
6665806.SQ.FTS.B, Zero Cpn, 11/14/24	$7,142	$6,938
6666383.SQ.FTS.B, Zero Cpn, 11/15/24	1,467	1,372
6666620.SQ.FTS.B, Zero Cpn, 11/15/24	4,770	4,563
6666966.SQ.FTS.B, Zero Cpn, 11/15/24	1,985	1,949
6667210.SQ.FTS.B, Zero Cpn, 11/15/24	813	758
6667444.SQ.FTS.B, Zero Cpn, 11/15/24	14,341	9,185
6667839.SQ.FTS.B, Zero Cpn, 11/15/24	4,653	4,044
6668063.SQ.FTS.B, Zero Cpn, 11/15/24	2,281	1,431
6668614.SQ.FTS.B, Zero Cpn, 11/15/24	2,828	2,783
6668973.SQ.FTS.B, Zero Cpn, 11/15/24	2,774	2,720
6669104.SQ.FTS.B, Zero Cpn, 11/15/24	4,585	4,499
6669319.SQ.FTS.B, Zero Cpn, 11/15/24	5,754	4,022
6669601.SQ.FTS.B, Zero Cpn, 11/15/24	1,875	1,150
6669990.SQ.FTS.B, Zero Cpn, 11/15/24	2,054	932
6670082.SQ.FTS.B, Zero Cpn, 11/16/24	3,067	3,037
6671220.SQ.FTS.B, Zero Cpn, 11/16/24	31,731	30,704
6672633.SQ.FTS.B, Zero Cpn, 11/16/24	964	951
6672685.SQ.FTS.B, Zero Cpn, 11/16/24	9,657	3,148
6672873.SQ.FTS.B, Zero Cpn, 11/16/24	2,315	1,748
6672984.SQ.FTS.B, Zero Cpn, 11/16/24	4,394	3,842
6673193.SQ.FTS.B, Zero Cpn, 11/16/24	4,465	4,049
6673364.SQ.FTS.B, Zero Cpn, 11/16/24	226	222
6673470.SQ.FTS.B, Zero Cpn, 11/16/24	3,395	3,355
6673620.SQ.FTS.B, Zero Cpn, 11/17/24	454	434
6673661.SQ.FTS.B, Zero Cpn, 11/17/24	2,498	2,184
6674173.SQ.FTS.B, Zero Cpn, 11/17/24	4,322	4,182
6675519.SQ.FTS.B, Zero Cpn, 11/17/24	9,352	6,303
6675866.SQ.FTS.B, Zero Cpn, 11/17/24	3,544	3,136
6675965.SQ.FTS.B, Zero Cpn, 11/17/24	2,074	2,011
6676305.SQ.FTS.B, Zero Cpn, 11/17/24	6,003	5,821
6678248.SQ.FTS.B, Zero Cpn, 11/18/24	7,041	6,727
6678686.SQ.FTS.B, Zero Cpn, 11/18/24	1,708	1,694
6678969.SQ.FTS.B, Zero Cpn, 11/18/24	1,375	1,310
6679174.SQ.FTS.B, Zero Cpn, 11/18/24	2,619	2,571
6680117.SQ.FTS.B, Zero Cpn, 11/18/24	1,529	970
6680134.SQ.FTS.B, Zero Cpn, 11/18/24	9,298	9,119
6680574.SQ.FTS.B, Zero Cpn, 11/18/24	3,621	3,540
6681160.SQ.FTS.B, Zero Cpn, 11/18/24	10,995	7,382
6681453.SQ.FTS.B, Zero Cpn, 11/18/24	3,869	3,570
6681505.SQ.FTS.B, Zero Cpn, 11/18/24	1,922	1,849
6681576.SQ.FTS.B, Zero Cpn, 11/18/24	2,334	2,033
6681713.SQ.FTS.B, Zero Cpn, 11/19/24	4,188	1,182
6681892.SQ.FTS.B, Zero Cpn, 11/19/24	5,794	5,000
6682514.SQ.FTS.B, Zero Cpn, 11/19/24	2,765	2,537
6682726.SQ.FTS.B, Zero Cpn, 11/19/24	2,139	1,913
6682799.SQ.FTS.B, Zero Cpn, 11/19/24	5,744	5,330
6683291.SQ.FTS.B, Zero Cpn, 11/19/24	6,871	5,227
6683903.SQ.FTS.B, Zero Cpn, 11/19/24	2,314	727
6683953.SQ.FTS.B, Zero Cpn, 11/19/24	873	857
6684258.SQ.FTS.B, Zero Cpn, 11/19/24	5,219	3,099
6684307.SQ.FTS.B, Zero Cpn, 11/19/24	159	153
6684432.SQ.FTS.B, Zero Cpn, 11/19/24	10,890	10,066
6684729.SQ.FTS.B, Zero Cpn, 11/19/24	1,709	1,351
6684752.SQ.FTS.B, Zero Cpn, 11/19/24	4,093	3,499
6684883.SQ.FTS.B, Zero Cpn, 11/19/24	4,175	4,077
6685159.SQ.FTS.B, Zero Cpn, 11/20/24	10,158	8,766
6685416.SQ.FTS.B, Zero Cpn, 11/20/24	182	178
6685457.SQ.FTS.B, Zero Cpn, 11/20/24	306	286

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	39

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6685537.SQ.FTS.B, Zero Cpn, 11/20/24	$1,352	$1,299
6685588.SQ.FTS.B, Zero Cpn, 11/20/24	5,640	4,965
6685843.SQ.FTS.B, Zero Cpn, 11/21/24	1,738	1,366
6685974.SQ.FTS.B, Zero Cpn, 11/21/24	326	302
6686130.SQ.FTS.B, Zero Cpn, 11/21/24	8,783	8,160
6687098.SQ.FTS.B, Zero Cpn, 11/22/24	1,311	1,290
6687486.SQ.FTS.B, Zero Cpn, 11/22/24	1,208	1,124
6688395.SQ.FTS.B, Zero Cpn, 11/22/24	14,251	13,741
6688955.SQ.FTS.B, Zero Cpn, 11/22/24	3,350	3,220
6689300.SQ.FTS.B, Zero Cpn, 11/22/24	12,554	9,991
6689606.SQ.FTS.B, Zero Cpn, 11/22/24	19,673	19,397
6689861.SQ.FTS.B, Zero Cpn, 11/23/24	3,821	3,383
6690020.SQ.FTS.B, Zero Cpn, 11/23/24	6,210	6,039
6690377.SQ.FTS.B, Zero Cpn, 11/23/24	408	277
6690395.SQ.FTS.B, Zero Cpn, 11/23/24	6,798	6,601
6691088.SQ.FTS.B, Zero Cpn, 11/23/24	1,115	907
6691152.SQ.FTS.B, Zero Cpn, 11/23/24	11,972	11,630
6691958.SQ.FTS.B, Zero Cpn, 11/23/24	141	136
6692249.SQ.FTS.B, Zero Cpn, 11/23/24	4,540	4,490
6693426.SQ.FTS.B, Zero Cpn, 11/24/24	1,163	1,147
6693537.SQ.FTS.B, Zero Cpn, 11/24/24	12,291	10,278
6693905.SQ.FTS.B, Zero Cpn, 11/24/24	5,302	5,245
6694528.SQ.FTS.B, Zero Cpn, 11/24/24	4,500	4,288
6694760.SQ.FTS.B, Zero Cpn, 11/24/24	2,900	2,789
6694918.SQ.FTS.B, Zero Cpn, 11/24/24	14,857	9,110
6695590.SQ.FTS.B, Zero Cpn, 11/24/24	31,811	31,236
6699812.SQ.FTS.B, Zero Cpn, 11/25/24	7,033	6,824
6701151.SQ.FTS.B, Zero Cpn, 11/25/24	3,830	3,685
6701552.SQ.FTS.B, Zero Cpn, 11/25/24	4,180	3,539
6701879.SQ.FTS.B, Zero Cpn, 11/25/24	946	582
6702173.SQ.FTS.B, Zero Cpn, 11/25/24	19,019	18,028
6703045.SQ.FTS.B, Zero Cpn, 11/25/24	2,336	1,930
6705690.SQ.FTS.B, Zero Cpn, 11/26/24	4,229	4,059
6705993.SQ.FTS.B, Zero Cpn, 11/26/24	3,907	1,469
6706951.SQ.FTS.B, Zero Cpn, 11/26/24	1,617	1,376
6706998.SQ.FTS.B, Zero Cpn, 11/26/24	4,568	3,026
6707438.SQ.FTS.B, Zero Cpn, 11/27/24	1,386	1,361
6707492.SQ.FTS.B, Zero Cpn, 11/27/24	3,159	3,103
6707788.SQ.FTS.B, Zero Cpn, 11/27/24	3,703	3,339
6708167.SQ.FTS.B, Zero Cpn, 11/28/24	2,824	2,710
6708252.SQ.FTS.B, Zero Cpn, 11/28/24	2,781	2,632
6708335.SQ.FTS.B, Zero Cpn, 11/28/24	861	762
6708353.SQ.FTS.B, Zero Cpn, 11/28/24	1,080	973
6708382.SQ.FTS.B, Zero Cpn, 11/28/24	290	274
6708398.SQ.FTS.B, Zero Cpn, 11/28/24	4,230	4,109
6708592.SQ.FTS.B, Zero Cpn, 11/28/24	4,107	3,649
6708765.SQ.FTS.B, Zero Cpn, 11/29/24	22,644	15,789
6709139.SQ.FTS.B, Zero Cpn, 11/29/24	3,156	1,898
6709178.SQ.FTS.B, Zero Cpn, 11/29/24	1,628	1,051
6709217.SQ.FTS.B, Zero Cpn, 11/29/24	1,457	1,406
6709254.SQ.FTS.B, Zero Cpn, 11/29/24	4,938	4,605
6709428.SQ.FTS.B, Zero Cpn, 11/29/24	9,869	6,911
6713041.SQ.FTS.B, Zero Cpn, 11/30/24	1,739	778
6713072.SQ.FTS.B, Zero Cpn, 11/30/24	213	205
6713490.SQ.FTS.B, Zero Cpn, 11/30/24	6,847	6,806
6715927.SQ.FTS.B, Zero Cpn, 11/30/24	8,447	7,897
6716386.SQ.FTS.B, Zero Cpn, 11/30/24	14,513	11,797
6717878.SQ.FTS.B, Zero Cpn, 12/01/24	9,033	7,591

Description	Principal Amount	Value

Block, Inc. (continued)
6718145.SQ.FTS.B, Zero Cpn, 12/01/24	$1,640	$1,399
6718221.SQ.FTS.B, Zero Cpn, 12/01/24	1,032	1,005
6718331.SQ.FTS.B, Zero Cpn, 12/01/24	3,933	3,055
6718564.SQ.FTS.B, Zero Cpn, 12/01/24	3,535	1,931
6718911.SQ.FTS.B, Zero Cpn, 12/01/24	727	691
6718949.SQ.FTS.B, Zero Cpn, 12/01/24	7,681	6,591
6719242.SQ.FTS.B, Zero Cpn, 12/01/24	6,433	6,298
6719978.SQ.FTS.B, Zero Cpn, 12/01/24	14,427	14,147
6721290.SQ.FTS.B, Zero Cpn, 12/01/24	2,189	2,136
6721560.SQ.FTS.B, Zero Cpn, 12/01/24	724	655
6721588.SQ.FTS.B, Zero Cpn, 12/01/24	1,627	1,610
6721650.SQ.FTS.B, Zero Cpn, 12/01/24	13,234	12,959
6723064.SQ.FTS.B, Zero Cpn, 12/02/24	558	484
6723114.SQ.FTS.B, Zero Cpn, 12/02/24	5,351	5,220
6723654.SQ.FTS.B, Zero Cpn, 12/02/24	4,453	2,998
6724267.SQ.FTS.B, Zero Cpn, 12/02/24	1,524	1,503
6724412.SQ.FTS.B, Zero Cpn, 12/02/24	2,944	2,188
6724523.SQ.FTS.B, Zero Cpn, 12/02/24	14,037	13,686
6725475.SQ.FTS.B, Zero Cpn, 12/02/24	2,866	2,744
6725598.SQ.FTS.B, Zero Cpn, 12/03/24	18,471	16,278
6725990.SQ.FTS.B, Zero Cpn, 12/03/24	3,406	3,331
6726195.SQ.FTS.B, Zero Cpn, 12/04/24	1,477	826
6726243.SQ.FTS.B, Zero Cpn, 12/04/24	866	846
6726273.SQ.FTS.B, Zero Cpn, 12/04/24	16,240	15,124
6727203.SQ.FTS.B, Zero Cpn, 12/05/24	2,007	1,859
6727516.SQ.FTS.B, Zero Cpn, 12/05/24	572	562
6727887.SQ.FTS.B, Zero Cpn, 12/05/24	895	876
6727976.SQ.FTS.B, Zero Cpn, 12/05/24	1,609	1,496
6728257.SQ.FTS.B, Zero Cpn, 12/05/24	4,563	4,226
6728372.SQ.FTS.B, Zero Cpn, 12/05/24	485	473
6728464.SQ.FTS.B, Zero Cpn, 12/05/24	11,209	10,795
6728832.SQ.FTS.B, Zero Cpn, 12/05/24	963	942
6728878.SQ.FTS.B, Zero Cpn, 12/05/24	1,316	1,093
6728900.SQ.FTS.B, Zero Cpn, 12/05/24	5,952	5,883
6729193.SQ.FTS.B, Zero Cpn, 12/05/24	299	281
6729382.SQ.FTS.B, Zero Cpn, 12/05/24	3,514	3,371
6730021.SQ.FTS.B, Zero Cpn, 12/05/24	1,463	1,403
6730247.SQ.FTS.B, Zero Cpn, 12/06/24	1,359	1,296
6730619.SQ.FTS.B, Zero Cpn, 12/06/24	2,011	1,962
6730706.SQ.FTS.B, Zero Cpn, 12/06/24	813	588
6730739.SQ.FTS.B, Zero Cpn, 12/06/24	1,317	1,276
6731212.SQ.FTS.B, Zero Cpn, 12/06/24	7,639	7,459
6731584.SQ.FTS.B, Zero Cpn, 12/06/24	10,058	8,066
6732279.SQ.FTS.B, Zero Cpn, 12/06/24	4,879	4,679
6733839.SQ.FTS.B, Zero Cpn, 12/07/24	868	855
6733916.SQ.FTS.B, Zero Cpn, 12/07/24	719	691
6733962.SQ.FTS.B, Zero Cpn, 12/07/24	1,654	1,577
6734123.SQ.FTS.B, Zero Cpn, 12/07/24	467	462
6734360.SQ.FTS.B, Zero Cpn, 12/07/24	3,576	2,933
6735518.SQ.FTS.B, Zero Cpn, 12/07/24	2,812	2,695
6735675.SQ.FTS.B, Zero Cpn, 12/07/24	809	772
6735929.SQ.FTS.B, Zero Cpn, 12/07/24	11,343	4,507
6736151.SQ.FTS.B, Zero Cpn, 12/07/24	1,618	1,463
6736189.SQ.FTS.B, Zero Cpn, 12/07/24	808	787
6736973.SQ.FTS.B, Zero Cpn, 12/07/24	19,574	18,829
6739672.SQ.FTS.B, Zero Cpn, 12/08/24	702	684
6739737.SQ.FTS.B, Zero Cpn, 12/08/24	464	458
6739956.SQ.FTS.B, Zero Cpn, 12/08/24	3,365	3,152

40	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6740201.SQ.FTS.B, Zero Cpn, 12/08/24	$584	$572
6741238.SQ.FTS.B, Zero Cpn, 12/08/24	1,165	1,119
6741295.SQ.FTS.B, Zero Cpn, 12/08/24	5,460	5,097
6741515.SQ.FTS.B, Zero Cpn, 12/08/24	1,509	1,478
6741627.SQ.FTS.B, Zero Cpn, 12/08/24	1,291	1,256
6741768.SQ.FTS.B, Zero Cpn, 12/08/24	1,242	1,002
6741879.SQ.FTS.B, Zero Cpn, 12/08/24	1,543	885
6743270.SQ.FTS.B, Zero Cpn, 12/09/24	1,569	1,417
6743380.SQ.FTS.B, Zero Cpn, 12/09/24	8,256	7,313
6744125.SQ.FTS.B, Zero Cpn, 12/09/24	26,925	26,173
6746144.SQ.FTS.B, Zero Cpn, 12/09/24	4,873	4,073
6746276.SQ.FTS.B, Zero Cpn, 12/09/24	1,548	1,524
6746391.SQ.FTS.B, Zero Cpn, 12/09/24	5,777	5,559
6746846.SQ.FTS.B, Zero Cpn, 12/10/24	561	449
6746881.SQ.FTS.B, Zero Cpn, 12/10/24	8,567	8,246
6747248.SQ.FTS.B, Zero Cpn, 12/10/24	1,303	1,275
6747289.SQ.FTS.B, Zero Cpn, 12/10/24	5,840	4,265
6747386.SQ.FTS.B, Zero Cpn, 12/11/24	2,976	2,892
6747476.SQ.FTS.B, Zero Cpn, 12/11/24	1,417	1,363
6747633.SQ.FTS.B, Zero Cpn, 12/11/24	1,214	1,098
6747650.SQ.FTS.B, Zero Cpn, 12/11/24	3,308	3,259
6747940.SQ.FTS.B, Zero Cpn, 12/11/24	1,876	1,838
6748006.SQ.FTS.B, Zero Cpn, 12/11/24	815	801
6748347.SQ.FTS.B, Zero Cpn, 12/12/24	711	470
6748412.SQ.FTS.B, Zero Cpn, 12/12/24	4,566	4,002
6748685.SQ.FTS.B, Zero Cpn, 12/12/24	3,084	3,002
6748923.SQ.FTS.B, Zero Cpn, 12/12/24	4,937	4,597
6749151.SQ.FTS.B, Zero Cpn, 12/12/24	3,151	3,024
6749419.SQ.FTS.B, Zero Cpn, 12/12/24	642	588
6749489.SQ.FTS.B, Zero Cpn, 12/12/24	4,166	3,993
6749687.SQ.FTS.B, Zero Cpn, 12/12/24	931	845
6749790.SQ.FTS.B, Zero Cpn, 12/12/24	14,159	13,568
6750446.SQ.FTS.B, Zero Cpn, 12/12/24	19,333	19,017
6751154.SQ.FTS.B, Zero Cpn, 12/12/24	30,506	29,371
6751963.SQ.FTS.B, Zero Cpn, 12/13/24	2,498	2,436
6752465.SQ.FTS.B, Zero Cpn, 12/13/24	2,085	2,001
6753157.SQ.FTS.B, Zero Cpn, 12/13/24	949	559
6753170.SQ.FTS.B, Zero Cpn, 12/13/24	409	399
6753232.SQ.FTS.B, Zero Cpn, 12/13/24	1,844	1,806
6753345.SQ.FTS.B, Zero Cpn, 12/13/24	536	522
6753691.SQ.FTS.B, Zero Cpn, 12/13/24	2,113	1,790
6753999.SQ.FTS.B, Zero Cpn, 12/13/24	19,624	18,838
6754631.SQ.FTS.B, Zero Cpn, 12/13/24	391	379
6754679.SQ.FTS.B, Zero Cpn, 12/13/24	2,851	2,805
6755154.SQ.FTS.B, Zero Cpn, 12/13/24	7,871	6,549
6755529.SQ.FTS.B, Zero Cpn, 12/14/24	3,237	2,391
6755599.SQ.FTS.B, Zero Cpn, 12/14/24	3,652	2,489
6755745.SQ.FTS.B, Zero Cpn, 12/14/24	2,554	1,733
6755867.SQ.FTS.B, Zero Cpn, 12/14/24	2,609	2,549
6756551.SQ.FTS.B, Zero Cpn, 12/14/24	5,099	4,826
6756754.SQ.FTS.B, Zero Cpn, 12/14/24	44,456	41,488
6758108.SQ.FTS.B, Zero Cpn, 12/14/24	14,865	14,709
6763133.SQ.FTS.B, Zero Cpn, 12/15/24	977	941
6763891.SQ.FTS.B, Zero Cpn, 12/15/24	7,768	7,665
6764435.SQ.FTS.B, Zero Cpn, 12/15/24	4,238	4,196
6765372.SQ.FTS.B, Zero Cpn, 12/15/24	1,133	1,004
6765455.SQ.FTS.B, Zero Cpn, 12/15/24	2,260	1,683
6765716.SQ.FTS.B, Zero Cpn, 12/16/24	2,196	2,128

Description	Principal Amount	Value

Block, Inc. (continued)
6765978.SQ.FTS.B, Zero Cpn, 12/16/24	$3,834	$1,650
6766125.SQ.FTS.B, Zero Cpn, 12/16/24	3,785	3,733
6766669.SQ.FTS.B, Zero Cpn, 12/16/24	7,558	7,368
6767297.SQ.FTS.B, Zero Cpn, 12/16/24	1,636	1,220
6767344.SQ.FTS.B, Zero Cpn, 12/16/24	1,598	1,358
6767513.SQ.FTS.B, Zero Cpn, 12/16/24	4,658	3,953
6767719.SQ.FTS.B, Zero Cpn, 12/16/24	569	555
6767913.SQ.FTS.B, Zero Cpn, 12/16/24	3,731	3,622
6768092.SQ.FTS.B, Zero Cpn, 12/16/24	3,741	3,435
6768480.SQ.FTS.B, Zero Cpn, 12/16/24	6,891	6,859
6768974.SQ.FTS.B, Zero Cpn, 12/17/24	9,736	8,517
6769287.SQ.FTS.B, Zero Cpn, 12/17/24	3,215	3,022
6769374.SQ.FTS.B, Zero Cpn, 12/17/24	935	907
6769419.SQ.FTS.B, Zero Cpn, 12/17/24	2,508	2,228
6769489.SQ.FTS.B, Zero Cpn, 12/17/24	2,864	2,719
6769628.SQ.FTS.B, Zero Cpn, 12/18/24	5,434	5,307
6769902.SQ.FTS.B, Zero Cpn, 12/18/24	5,427	4,993
6770088.SQ.FTS.B, Zero Cpn, 12/18/24	528	524
6770294.SQ.FTS.B, Zero Cpn, 12/19/24	1,307	451
6770314.SQ.FTS.B, Zero Cpn, 12/19/24	928	748
6770333.SQ.FTS.B, Zero Cpn, 12/19/24	426	383
6770494.SQ.FTS.B, Zero Cpn, 12/19/24	1,865	1,808
6770538.SQ.FTS.B, Zero Cpn, 12/19/24	2,958	2,885
6770622.SQ.FTS.B, Zero Cpn, 12/19/24	128	126
6770673.SQ.FTS.B, Zero Cpn, 12/19/24	4,878	4,453
6770792.SQ.FTS.B, Zero Cpn, 12/19/24	3,049	2,925
6770865.SQ.FTS.B, Zero Cpn, 12/19/24	4,256	3,112
6770950.SQ.FTS.B, Zero Cpn, 12/19/24	3,158	2,894
6771055.SQ.FTS.B, Zero Cpn, 12/19/24	1,502	1,459
6771080.SQ.FTS.B, Zero Cpn, 12/19/24	3,094	2,985
6771628.SQ.FTS.B, Zero Cpn, 12/20/24	13,665	9,542
6772432.SQ.FTS.B, Zero Cpn, 12/20/24	3,675	2,781
6772769.SQ.FTS.B, Zero Cpn, 12/20/24	9,384	9,210
6773205.SQ.FTS.B, Zero Cpn, 12/20/24	3,785	3,621
6773299.SQ.FTS.B, Zero Cpn, 12/20/24	2,157	2,088
6773346.SQ.FTS.B, Zero Cpn, 12/20/24	1,791	1,753
6773444.SQ.FTS.B, Zero Cpn, 12/20/24	2,423	2,367
6773882.SQ.FTS.B, Zero Cpn, 12/20/24	19,082	18,604
6774309.SQ.FTS.B, Zero Cpn, 12/20/24	1,934	1,775
6774627.SQ.FTS.B, Zero Cpn, 12/20/24	2,511	2,444
6774726.SQ.FTS.B, Zero Cpn, 12/20/24	1,248	1,221
6774845.SQ.FTS.B, Zero Cpn, 12/20/24	782	771
6774867.SQ.FTS.B, Zero Cpn, 12/20/24	22,736	21,334
6775831.SQ.FTS.B, Zero Cpn, 12/21/24	1,047	986
6775859.SQ.FTS.B, Zero Cpn, 12/21/24	5,238	2,874
6775946.SQ.FTS.B, Zero Cpn, 12/21/24	965	335
6775959.SQ.FTS.B, Zero Cpn, 12/21/24	749	723
6777532.SQ.FTS.B, Zero Cpn, 12/21/24	2,715	2,665
6777712.SQ.FTS.B, Zero Cpn, 12/21/24	948	922
6777789.SQ.FTS.B, Zero Cpn, 12/21/24	1,093	1,078
6780392.SQ.FTS.B, Zero Cpn, 12/22/24	506	496
6780403.SQ.FTS.B, Zero Cpn, 12/22/24	11,966	11,521
6781042.SQ.FTS.B, Zero Cpn, 12/22/24	22,263	21,791
6782244.SQ.FTS.B, Zero Cpn, 12/22/24	5,746	5,481
6782677.SQ.FTS.B, Zero Cpn, 12/22/24	394	389
6782796.SQ.FTS.B, Zero Cpn, 12/22/24	6,185	5,558
6785814.SQ.FTS.B, Zero Cpn, 12/23/24	3,173	1,769
6785949.SQ.FTS.B, Zero Cpn, 12/24/24	58,663	54,165

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	41

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6788178.SQ.FTS.B, Zero Cpn, 12/26/24	$11,154	$10,611
6788693.SQ.FTS.B, Zero Cpn, 12/26/24	2,884	2,760
6788822.SQ.FTS.B, Zero Cpn, 12/26/24	5,687	5,273
6789037.SQ.FTS.B, Zero Cpn, 12/26/24	1,743	1,474
6789128.SQ.FTS.B, Zero Cpn, 12/26/24	7,278	6,754
6789389.SQ.FTS.B, Zero Cpn, 12/26/24	2,048	1,992
6789467.SQ.FTS.B, Zero Cpn, 12/26/24	3,775	3,680
6789729.SQ.FTS.B, Zero Cpn, 12/26/24	23,615	19,198
6790557.SQ.FTS.B, Zero Cpn, 12/26/24	1,413	1,266
6790594.SQ.FTS.B, Zero Cpn, 12/26/24	1,882	1,835
6790865.SQ.FTS.B, Zero Cpn, 12/26/24	3,506	3,416
6791003.SQ.FTS.B, Zero Cpn, 12/27/24	3,974	3,808
6791344.SQ.FTS.B, Zero Cpn, 12/27/24	5,440	5,306
6791651.SQ.FTS.B, Zero Cpn, 12/27/24	1,842	1,701
6792371.SQ.FTS.B, Zero Cpn, 12/27/24	431	309
6792382.SQ.FTS.B, Zero Cpn, 12/27/24	7,931	7,060
6792899.SQ.FTS.B, Zero Cpn, 12/27/24	21,578	15,484
6794344.SQ.FTS.B, Zero Cpn, 12/27/24	1,577	1,362
6794372.SQ.FTS.B, Zero Cpn, 12/27/24	306	300
6794378.SQ.FTS.B, Zero Cpn, 12/27/24	2,676	2,555
6795070.SQ.FTS.B, Zero Cpn, 12/27/24	2,107	2,057
6795337.SQ.FTS.B, Zero Cpn, 12/28/24	6,441	6,219
6795789.SQ.FTS.B, Zero Cpn, 12/28/24	859	846
6795851.SQ.FTS.B, Zero Cpn, 12/28/24	14,043	6,629
6796208.SQ.FTS.B, Zero Cpn, 12/28/24	1,194	1,139
6796277.SQ.FTS.B, Zero Cpn, 12/28/24	4,666	4,150
6796406.SQ.FTS.B, Zero Cpn, 12/28/24	349	342
6796454.SQ.FTS.B, Zero Cpn, 12/28/24	6,365	6,223
6796709.SQ.FTS.B, Zero Cpn, 12/28/24	38,869	37,316
6797488.SQ.FTS.B, Zero Cpn, 12/28/24	1,649	1,536
6797588.SQ.FTS.B, Zero Cpn, 12/28/24	6,274	6,091
6800051.SQ.FTS.B, Zero Cpn, 12/29/24	3,506	3,418
6800164.SQ.FTS.B, Zero Cpn, 12/29/24	1,088	768
6800808.SQ.FTS.B, Zero Cpn, 12/29/24	4,674	1,485
6801023.SQ.FTS.B, Zero Cpn, 12/29/24	18,273	17,544
6801650.SQ.FTS.B, Zero Cpn, 12/29/24	4,982	4,045
6801798.SQ.FTS.B, Zero Cpn, 12/29/24	2,071	1,982
6801907.SQ.FTS.B, Zero Cpn, 12/29/24	6,334	5,462
6802028.SQ.FTS.B, Zero Cpn, 12/29/24	18,749	18,431
6802747.SQ.FTS.B, Zero Cpn, 12/29/24	941	876
6802819.SQ.FTS.B, Zero Cpn, 12/29/24	517	489
6803211.SQ.FTS.B, Zero Cpn, 12/29/24	26,432	20,937
6804906.SQ.FTS.B, Zero Cpn, 12/30/24	1,806	1,746
6804970.SQ.FTS.B, Zero Cpn, 12/30/24	1,321	1,297
6805036.SQ.FTS.B, Zero Cpn, 12/30/24	5,342	4,923
6805294.SQ.FTS.B, Zero Cpn, 12/30/24	4,325	4,230
6805472.SQ.FTS.B, Zero Cpn, 12/30/24	3,757	3,630
6805712.SQ.FTS.B, Zero Cpn, 12/30/24	1,011	999
6805829.SQ.FTS.B, Zero Cpn, 12/30/24	3,060	2,944
6806039.SQ.FTS.B, Zero Cpn, 12/30/24	1,540	1,421
6806108.SQ.FTS.B, Zero Cpn, 12/30/24	1,837	1,814
6806298.SQ.FTS.B, Zero Cpn, 12/30/24	5,256	5,181
6806611.SQ.FTS.B, Zero Cpn, 12/30/24	1,663	1,634
6806965.SQ.FTS.B, Zero Cpn, 12/30/24	2,990	2,910
6807255.SQ.FTS.B, Zero Cpn, 12/30/24	4,825	2,686
6807351.SQ.FTS.B, Zero Cpn, 12/30/24	3,090	3,002
6808014.SQ.FTS.B, Zero Cpn, 12/30/24	51,943	48,477
6808142.SQ.FTS.B, Zero Cpn, 1/01/25	53,006	46,489

Description	Principal Amount	Value

Block, Inc. (continued)
6810819.SQ.FTS.B, Zero Cpn, 1/03/25	$2,990	$2,915
6810919.SQ.FTS.B, Zero Cpn, 1/03/25	9,551	9,172
6811198.SQ.FTS.B, Zero Cpn, 1/03/25	8,238	5,546
6811681.SQ.FTS.B, Zero Cpn, 1/03/25	1,152	379
6811703.SQ.FTS.B, Zero Cpn, 1/03/25	8,808	6,974
6811965.SQ.FTS.B, Zero Cpn, 1/03/25	6,778	6,550
6812315.SQ.FTS.B, Zero Cpn, 1/03/25	1,796	1,749
6812362.SQ.FTS.B, Zero Cpn, 1/03/25	1,127	1,103
6812476.SQ.FTS.B, Zero Cpn, 1/03/25	3,869	3,473
6812718.SQ.FTS.B, Zero Cpn, 1/03/25	8,766	6,253
6812838.SQ.FTS.B, Zero Cpn, 1/03/25	4,748	3,422
6812932.SQ.FTS.B, Zero Cpn, 1/03/25	2,980	1,421
6813008.SQ.FTS.B, Zero Cpn, 1/03/25	2,078	1,810
6813154.SQ.FTS.B, Zero Cpn, 1/03/25	1,741	1,450
6813401.SQ.FTS.B, Zero Cpn, 1/04/25	1,134	1,117
6813445.SQ.FTS.B, Zero Cpn, 1/04/25	7,588	7,371
6813634.SQ.FTS.B, Zero Cpn, 1/04/25	4,627	4,322
6813882.SQ.FTS.B, Zero Cpn, 1/04/25	1,292	1,279
6813928.SQ.FTS.B, Zero Cpn, 1/04/25	2,696	2,571
6813993.SQ.FTS.B, Zero Cpn, 1/04/25	5,913	5,689
6814457.SQ.FTS.B, Zero Cpn, 1/05/25	231	223
6814508.SQ.FTS.B, Zero Cpn, 1/05/25	5,642	5,343
6814910.SQ.FTS.B, Zero Cpn, 1/05/25	1,320	1,299
6814997.SQ.FTS.B, Zero Cpn, 1/05/25	429	394
6815051.SQ.FTS.B, Zero Cpn, 1/05/25	4,366	4,234
6815212.SQ.FTS.B, Zero Cpn, 1/05/25	2,265	2,211
6815336.SQ.FTS.B, Zero Cpn, 1/05/25	1,094	696
6815365.SQ.FTS.B, Zero Cpn, 1/05/25	11,727	10,100
6815623.SQ.FTS.B, Zero Cpn, 1/05/25	4,607	3,374
6815745.SQ.FTS.B, Zero Cpn, 1/05/25	1,652	1,624
6815900.SQ.FTS.B, Zero Cpn, 1/05/25	5,362	4,843
6815980.SQ.FTS.B, Zero Cpn, 1/05/25	6,631	6,263
6816138.SQ.FTS.B, Zero Cpn, 1/05/25	4,817	4,760
6816388.SQ.FTS.B, Zero Cpn, 1/05/25	16,940	15,118
6816731.SQ.FTS.B, Zero Cpn, 1/05/25	3,021	2,932
6816795.SQ.FTS.B, Zero Cpn, 1/05/25	5,225	5,067
6817023.SQ.FTS.B, Zero Cpn, 1/05/25	5,810	5,015
6818929.SQ.FTS.B, Zero Cpn, 1/06/25	29,641	28,727
6820657.SQ.FTS.B, Zero Cpn, 1/06/25	4,164	4,104
6820862.SQ.FTS.B, Zero Cpn, 1/06/25	19,686	18,912
6822347.SQ.FTS.B, Zero Cpn, 1/06/25	755	744
6822367.SQ.FTS.B, Zero Cpn, 1/06/25	309	263
6822372.SQ.FTS.B, Zero Cpn, 1/06/25	201	198
6822775.SQ.FTS.B, Zero Cpn, 1/07/25	1,478	1,397
6822814.SQ.FTS.B, Zero Cpn, 1/07/25	4,793	4,037
6823017.SQ.FTS.B, Zero Cpn, 1/07/25	767	754
6823727.SQ.FTS.B, Zero Cpn, 1/07/25	5,890	5,764
6824075.SQ.FTS.B, Zero Cpn, 1/07/25	3,763	3,523
6824467.SQ.FTS.B, Zero Cpn, 1/07/25	2,632	2,534
6824878.SQ.FTS.B, Zero Cpn, 1/07/25	822	730
6824899.SQ.FTS.B, Zero Cpn, 1/07/25	11,318	11,025
6825584.SQ.FTS.B, Zero Cpn, 1/07/25	3,624	3,522
6825704.SQ.FTS.B, Zero Cpn, 1/07/25	2,457	2,360
6825762.SQ.FTS.B, Zero Cpn, 1/08/25	4,201	4,112
6825978.SQ.FTS.B, Zero Cpn, 1/08/25	1,096	1,054
6826036.SQ.FTS.B, Zero Cpn, 1/08/25	2,338	2,250
6826091.SQ.FTS.B, Zero Cpn, 1/08/25	511	417
6826111.SQ.FTS.B, Zero Cpn, 1/08/25	5,856	5,541

42	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6826279.SQ.FTS.B, Zero Cpn, 1/08/25	$6,098	$5,919
6826469.SQ.FTS.B, Zero Cpn, 1/08/25	13,252	12,960
6826861.SQ.FTS.B, Zero Cpn, 1/09/25	5,929	5,810
6827153.SQ.FTS.B, Zero Cpn, 1/09/25	2,565	2,378
6827214.SQ.FTS.B, Zero Cpn, 1/09/25	4,891	4,759
6827389.SQ.FTS.B, Zero Cpn, 1/10/25	477	452
6828098.SQ.FTS.B, Zero Cpn, 1/10/25	907	881
6828128.SQ.FTS.B, Zero Cpn, 1/10/25	1,476	1,419
6828190.SQ.FTS.B, Zero Cpn, 1/10/25	9,862	9,632
6828597.SQ.FTS.B, Zero Cpn, 1/10/25	2,544	1,471
6828637.SQ.FTS.B, Zero Cpn, 1/10/25	2,723	2,671
6829184.SQ.FTS.B, Zero Cpn, 1/10/25	3,598	3,524
6829457.SQ.FTS.B, Zero Cpn, 1/10/25	14,362	13,985
6829678.SQ.FTS.B, Zero Cpn, 1/10/25	1,154	1,145
6829778.SQ.FTS.B, Zero Cpn, 1/10/25	585	533
6829788.SQ.FTS.B, Zero Cpn, 1/10/25	1,226	736
6829803.SQ.FTS.B, Zero Cpn, 1/10/25	4,741	4,560
6830219.SQ.FTS.B, Zero Cpn, 1/10/25	2,021	2,004
6830316.SQ.FTS.B, Zero Cpn, 1/10/25	2,653	2,575
6830425.SQ.FTS.B, Zero Cpn, 1/10/25	1,050	418
6830676.SQ.FTS.B, Zero Cpn, 1/11/25	8,489	4,673
6830904.SQ.FTS.B, Zero Cpn, 1/11/25	2,872	2,762
6831028.SQ.FTS.B, Zero Cpn, 1/11/25	2,073	1,994
6831085.SQ.FTS.B, Zero Cpn, 1/11/25	2,409	2,316
6831234.SQ.FTS.B, Zero Cpn, 1/11/25	558	544
6831288.SQ.FTS.B, Zero Cpn, 1/11/25	1,614	1,066
6831473.SQ.FTS.B, Zero Cpn, 1/11/25	4,548	4,432
6831845.SQ.FTS.B, Zero Cpn, 1/11/25	17,403	16,952
6832349.SQ.FTS.B, Zero Cpn, 1/11/25	3,233	3,183
6832443.SQ.FTS.B, Zero Cpn, 1/11/25	2,941	2,856
6832538.SQ.FTS.B, Zero Cpn, 1/11/25	3,734	3,524
6832879.SQ.FTS.B, Zero Cpn, 1/11/25	2,380	1,708
6832951.SQ.FTS.B, Zero Cpn, 1/11/25	834	504
6832987.SQ.FTS.B, Zero Cpn, 1/11/25	2,706	2,458
6833081.SQ.FTS.B, Zero Cpn, 1/11/25	5,842	5,590
6833395.SQ.FTS.B, Zero Cpn, 1/11/25	3,913	3,744
6833516.SQ.FTS.B, Zero Cpn, 1/11/25	27,232	26,937
6833881.SQ.FTS.B, Zero Cpn, 1/12/25	4,248	3,953
6834115.SQ.FTS.B, Zero Cpn, 1/12/25	38,203	37,292
6835725.SQ.FTS.B, Zero Cpn, 1/12/25	6,526	6,270
6835899.SQ.FTS.B, Zero Cpn, 1/12/25	13,735	13,210
6836393.SQ.FTS.B, Zero Cpn, 1/12/25	1,335	1,281
6836432.SQ.FTS.B, Zero Cpn, 1/12/25	1,946	1,901
6836738.SQ.FTS.B, Zero Cpn, 1/12/25	2,668	2,254
6838461.SQ.FTS.B, Zero Cpn, 1/13/25	1,275	1,198
6838518.SQ.FTS.B, Zero Cpn, 1/13/25	11,480	10,104
6839202.SQ.FTS.B, Zero Cpn, 1/13/25	2,603	2,422
6839303.SQ.FTS.B, Zero Cpn, 1/13/25	13,291	13,089
6840162.SQ.FTS.B, Zero Cpn, 1/13/25	8,633	7,784
6840439.SQ.FTS.B, Zero Cpn, 1/13/25	3,345	2,355
6840509.SQ.FTS.B, Zero Cpn, 1/13/25	330	314
6840534.SQ.FTS.B, Zero Cpn, 1/13/25	1,360	1,302
6840563.SQ.FTS.B, Zero Cpn, 1/13/25	1,152	806
6840586.SQ.FTS.B, Zero Cpn, 1/13/25	5,618	5,429
6840796.SQ.FTS.B, Zero Cpn, 1/13/25	14,895	9,944
6841905.SQ.FTS.B, Zero Cpn, 1/13/25	4,592	4,387
6842206.SQ.FTS.B, Zero Cpn, 1/14/25	18,970	18,560
6843393.SQ.FTS.B, Zero Cpn, 1/14/25	697	656

Description	Principal Amount	Value

Block, Inc. (continued)
6843416.SQ.FTS.B, Zero Cpn, 1/14/25	$8,744	$7,956
6844691.SQ.FTS.B, Zero Cpn, 1/14/25	1,992	1,964
6844837.SQ.FTS.B, Zero Cpn, 1/14/25	16,124	12,660
6845312.SQ.FTS.B, Zero Cpn, 1/15/25	1,459	741
6845333.SQ.FTS.B, Zero Cpn, 1/15/25	10,229	10,010
6845652.SQ.FTS.B, Zero Cpn, 1/15/25	1,658	1,563
6845705.SQ.FTS.B, Zero Cpn, 1/15/25	3,077	1,398
6845782.SQ.FTS.B, Zero Cpn, 1/15/25	2,587	2,512
6845844.SQ.FTS.B, Zero Cpn, 1/15/25	2,264	1,990
6845878.SQ.FTS.B, Zero Cpn, 1/15/25	3,073	2,934
6845959.SQ.FTS.B, Zero Cpn, 1/15/25	1,522	793
6846122.SQ.FTS.B, Zero Cpn, 1/15/25	1,203	1,184
6846236.SQ.FTS.B, Zero Cpn, 1/16/25	1,014	903
6846256.SQ.FTS.B, Zero Cpn, 1/16/25	1,018	980
6846302.SQ.FTS.B, Zero Cpn, 1/16/25	1,597	1,364
6846331.SQ.FTS.B, Zero Cpn, 1/16/25	3,978	3,747
6846627.SQ.FTS.B, Zero Cpn, 1/16/25	11,019	10,823
6848212.SQ.FTS.B, Zero Cpn, 1/17/25	1,062	555
6848236.SQ.FTS.B, Zero Cpn, 1/17/25	14,191	9,552
6848459.SQ.FTS.B, Zero Cpn, 1/17/25	1,180	1,127
6848502.SQ.FTS.B, Zero Cpn, 1/17/25	1,560	1,512
6848548.SQ.FTS.B, Zero Cpn, 1/17/25	1,699	1,650
6848619.SQ.FTS.B, Zero Cpn, 1/17/25	1,905	1,851
6848722.SQ.FTS.B, Zero Cpn, 1/17/25	1,462	1,294
6848754.SQ.FTS.B, Zero Cpn, 1/17/25	6,111	5,995
6848939.SQ.FTS.B, Zero Cpn, 1/17/25	3,829	3,695
6849035.SQ.FTS.B, Zero Cpn, 1/17/25	1,749	659
6849099.SQ.FTS.B, Zero Cpn, 1/17/25	8,518	7,565
6849338.SQ.FTS.B, Zero Cpn, 1/17/25	5,369	5,220
6849491.SQ.FTS.B, Zero Cpn, 1/17/25	3,467	3,385
6849596.SQ.FTS.B, Zero Cpn, 1/17/25	17,665	16,461
6850024.SQ.FTS.B, Zero Cpn, 1/17/25	10,352	8,798
6850385.SQ.FTS.B, Zero Cpn, 1/18/25	9,620	9,403
6850977.SQ.FTS.B, Zero Cpn, 1/18/25	1,000	947
6851713.SQ.FTS.B, Zero Cpn, 1/18/25	415	407
6851728.SQ.FTS.B, Zero Cpn, 1/18/25	1,070	979
6851744.SQ.FTS.B, Zero Cpn, 1/18/25	10,372	9,685
6852050.SQ.FTS.B, Zero Cpn, 1/18/25	2,837	2,755
6852161.SQ.FTS.B, Zero Cpn, 1/18/25	1,057	1,001
6852444.SQ.FTS.B, Zero Cpn, 1/18/25	2,521	2,468
6852513.SQ.FTS.B, Zero Cpn, 1/18/25	14,939	14,471
6853010.SQ.FTS.B, Zero Cpn, 1/18/25	4,633	4,428
6853180.SQ.FTS.B, Zero Cpn, 1/18/25	8,237	7,988
6853512.SQ.FTS.B, Zero Cpn, 1/18/25	2,787	2,664
6853583.SQ.FTS.B, Zero Cpn, 1/18/25	5,466	5,237
6853687.SQ.FTS.B, Zero Cpn, 1/19/25	418	409
6853726.SQ.FTS.B, Zero Cpn, 1/19/25	1,542	1,493
6853793.SQ.FTS.B, Zero Cpn, 1/19/25	12,105	11,314
6854403.SQ.FTS.B, Zero Cpn, 1/19/25	7,049	6,826
6854636.SQ.FTS.B, Zero Cpn, 1/19/25	5,153	4,094
6854799.SQ.FTS.B, Zero Cpn, 1/19/25	6,110	5,945
6855110.SQ.FTS.B, Zero Cpn, 1/19/25	3,893	3,691
6855196.SQ.FTS.B, Zero Cpn, 1/19/25	4,085	3,987
6855356.SQ.FTS.B, Zero Cpn, 1/19/25	4,116	4,021
6855498.SQ.FTS.B, Zero Cpn, 1/19/25	28,508	27,687
6856461.SQ.FTS.B, Zero Cpn, 1/19/25	5,437	4,203
6858174.SQ.FTS.B, Zero Cpn, 1/20/25	29,799	28,992
6859704.SQ.FTS.B, Zero Cpn, 1/20/25	8,676	8,337

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	43

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6860121.SQ.FTS.B, Zero Cpn, 1/20/25	$216	$210
6860133.SQ.FTS.B, Zero Cpn, 1/20/25	1,729	1,703
6860842.SQ.FTS.B, Zero Cpn, 1/20/25	3,993	3,950
6861086.SQ.FTS.B, Zero Cpn, 1/20/25	4,686	4,561
6861181.SQ.FTS.B, Zero Cpn, 1/20/25	11,379	11,177
6861630.SQ.FTS.B, Zero Cpn, 1/21/25	4,087	3,979
6861871.SQ.FTS.B, Zero Cpn, 1/21/25	5,566	5,401
6862180.SQ.FTS.B, Zero Cpn, 1/21/25	7,748	7,108
6864613.SQ.FTS.B, Zero Cpn, 1/22/25	3,755	3,665
6864726.SQ.FTS.B, Zero Cpn, 1/22/25	1,424	1,339
6864766.SQ.FTS.B, Zero Cpn, 1/22/25	671	423
6864774.SQ.FTS.B, Zero Cpn, 1/22/25	13,972	12,774
6865041.SQ.FTS.B, Zero Cpn, 1/22/25	1,053	993
6865062.SQ.FTS.B, Zero Cpn, 1/22/25	2,626	2,351
6865091.SQ.FTS.B, Zero Cpn, 1/22/25	902	890
6865119.SQ.FTS.B, Zero Cpn, 1/22/25	2,855	2,704
6865193.SQ.FTS.B, Zero Cpn, 1/22/25	618	601
6865237.SQ.FTS.B, Zero Cpn, 1/22/25	622	563
6865247.SQ.FTS.B, Zero Cpn, 1/22/25	1,307	1,270
6865280.SQ.FTS.B, Zero Cpn, 1/22/25	1,581	1,520
6865328.SQ.FTS.B, Zero Cpn, 1/23/25	450	415
6865425.SQ.FTS.B, Zero Cpn, 1/23/25	1,563	1,161
6865692.SQ.FTS.B, Zero Cpn, 1/23/25	5,613	5,453
6865816.SQ.FTS.B, Zero Cpn, 1/23/25	3,157	3,036
6865936.SQ.FTS.B, Zero Cpn, 1/23/25	215	212
6866176.SQ.FTS.B, Zero Cpn, 1/24/25	3,637	2,755
6866307.SQ.FTS.B, Zero Cpn, 1/24/25	429	422
6866485.SQ.FTS.B, Zero Cpn, 1/24/25	2,854	2,810
6866939.SQ.FTS.B, Zero Cpn, 1/24/25	1,530	1,381
6866999.SQ.FTS.B, Zero Cpn, 1/24/25	4,071	3,908
6867106.SQ.FTS.B, Zero Cpn, 1/24/25	2,149	2,098
6867205.SQ.FTS.B, Zero Cpn, 1/24/25	1,247	945
6867235.SQ.FTS.B, Zero Cpn, 1/24/25	9,615	7,416
6867424.SQ.FTS.B, Zero Cpn, 1/24/25	4,517	3,781
6867504.SQ.FTS.B, Zero Cpn, 1/24/25	3,400	3,336
6867662.SQ.FTS.B, Zero Cpn, 1/24/25	544	539
6867718.SQ.FTS.B, Zero Cpn, 1/24/25	1,952	1,907
6867765.SQ.FTS.B, Zero Cpn, 1/24/25	4,215	4,105
6867885.SQ.FTS.B, Zero Cpn, 1/24/25	5,417	5,057
6867980.SQ.FTS.B, Zero Cpn, 1/24/25	4,545	4,396
6868051.SQ.FTS.B, Zero Cpn, 1/24/25	4,365	4,241
6868168.SQ.FTS.B, Zero Cpn, 1/24/25	1,849	1,793
6868205.SQ.FTS.B, Zero Cpn, 1/24/25	523	505
6868245.SQ.FTS.B, Zero Cpn, 1/24/25	958	933
6868264.SQ.FTS.B, Zero Cpn, 1/24/25	4,224	4,069
6868479.SQ.FTS.B, Zero Cpn, 1/24/25	9,517	9,308
6868730.SQ.FTS.B, Zero Cpn, 1/24/25	3,781	3,544
6868873.SQ.FTS.B, Zero Cpn, 1/24/25	2,240	2,113
6868948.SQ.FTS.B, Zero Cpn, 1/24/25	12,169	11,947
6869340.SQ.FTS.B, Zero Cpn, 1/24/25	491	473
6869370.SQ.FTS.B, Zero Cpn, 1/24/25	17,850	11,051
6869566.SQ.FTS.B, Zero Cpn, 1/25/25	18,738	18,019
6870788.SQ.FTS.B, Zero Cpn, 1/25/25	4,902	4,810
6870920.SQ.FTS.B, Zero Cpn, 1/25/25	440	347
6871337.SQ.FTS.B, Zero Cpn, 1/25/25	18,979	18,564
6871840.SQ.FTS.B, Zero Cpn, 1/25/25	1,540	1,470
6871868.SQ.FTS.B, Zero Cpn, 1/25/25	24,320	22,149
6872427.SQ.FTS.B, Zero Cpn, 1/25/25	3,002	2,952

Description	Principal Amount	Value

Block, Inc. (continued)
6872520.SQ.FTS.B, Zero Cpn, 1/25/25	$902	$879
6872554.SQ.FTS.B, Zero Cpn, 1/25/25	24,726	23,779
6872664.SQ.FTS.B, Zero Cpn, 1/26/25	123	121
6872701.SQ.FTS.B, Zero Cpn, 1/26/25	4,690	4,520
6872826.SQ.FTS.B, Zero Cpn, 1/26/25	5,608	5,108
6873034.SQ.FTS.B, Zero Cpn, 1/26/25	18,192	17,421
6873743.SQ.FTS.B, Zero Cpn, 1/26/25	1,387	1,070
6873763.SQ.FTS.B, Zero Cpn, 1/26/25	2,244	2,134
6873888.SQ.FTS.B, Zero Cpn, 1/26/25	4,749	4,295
6873935.SQ.FTS.B, Zero Cpn, 1/26/25	490	423
6873950.SQ.FTS.B, Zero Cpn, 1/26/25	1,382	1,361
6874006.SQ.FTS.B, Zero Cpn, 1/26/25	369	363
6874028.SQ.FTS.B, Zero Cpn, 1/26/25	638	609
6874098.SQ.FTS.B, Zero Cpn, 1/26/25	5,156	4,964
6874224.SQ.FTS.B, Zero Cpn, 1/26/25	13,161	12,817
6875163.SQ.FTS.B, Zero Cpn, 1/26/25	767	752
6875205.SQ.FTS.B, Zero Cpn, 1/26/25	3,640	3,313
6875305.SQ.FTS.B, Zero Cpn, 1/26/25	1,131	1,081
6875327.SQ.FTS.B, Zero Cpn, 1/26/25	1,709	1,570
6875408.SQ.FTS.B, Zero Cpn, 1/26/25	545	535
6875469.SQ.FTS.B, Zero Cpn, 1/26/25	7,261	4,670
6877246.SQ.FTS.B, Zero Cpn, 1/27/25	4,081	3,937
6877983.SQ.FTS.B, Zero Cpn, 1/27/25	4,140	2,940
6878097.SQ.FTS.B, Zero Cpn, 1/27/25	2,999	2,942
6878218.SQ.FTS.B, Zero Cpn, 1/27/25	4,986	4,718
6878385.SQ.FTS.B, Zero Cpn, 1/27/25	3,560	3,088
6878498.SQ.FTS.B, Zero Cpn, 1/27/25	15,839	15,102
6879215.SQ.FTS.B, Zero Cpn, 1/27/25	2,478	2,439
6879258.SQ.FTS.B, Zero Cpn, 1/27/25	1,257	615
6879276.SQ.FTS.B, Zero Cpn, 1/27/25	614	593
6879320.SQ.FTS.B, Zero Cpn, 1/27/25	14,335	13,656
6879922.SQ.FTS.B, Zero Cpn, 1/27/25	8,750	8,556
6880116.SQ.FTS.B, Zero Cpn, 1/27/25	9,443	8,918
6880319.SQ.FTS.B, Zero Cpn, 1/27/25	952	692
6880423.SQ.FTS.B, Zero Cpn, 1/27/25	5,817	5,430
6880580.SQ.FTS.B, Zero Cpn, 1/27/25	1,137	606
6880598.SQ.FTS.B, Zero Cpn, 1/27/25	833	790
6880642.SQ.FTS.B, Zero Cpn, 1/27/25	6,957	6,648
6880862.SQ.FTS.B, Zero Cpn, 1/28/25	4,604	4,461
6881521.SQ.FTS.B, Zero Cpn, 1/28/25	891	797
6882114.SQ.FTS.B, Zero Cpn, 1/28/25	5,226	4,878
6882392.SQ.FTS.B, Zero Cpn, 1/28/25	2,465	2,393
6882891.SQ.FTS.B, Zero Cpn, 1/28/25	2,153	2,100
6882983.SQ.FTS.B, Zero Cpn, 1/28/25	5,580	5,341
6883165.SQ.FTS.B, Zero Cpn, 1/28/25	4,801	4,607
6883387.SQ.FTS.B, Zero Cpn, 1/28/25	4,941	4,781
6883551.SQ.FTS.B, Zero Cpn, 1/28/25	5,616	5,384
6883683.SQ.FTS.B, Zero Cpn, 1/28/25	11,390	9,128
6883910.SQ.FTS.B, Zero Cpn, 1/28/25	52,638	50,630
6884079.SQ.FTS.B, Zero Cpn, 1/29/25	1,640	1,564
6884125.SQ.FTS.B, Zero Cpn, 1/29/25	12,825	12,141
6884611.SQ.FTS.B, Zero Cpn, 1/29/25	3,978	3,219
6885004.SQ.FTS.B, Zero Cpn, 1/30/25	2,630	2,606
6885216.SQ.FTS.B, Zero Cpn, 1/30/25	4,083	4,008
6885369.SQ.FTS.B, Zero Cpn, 1/30/25	2,918	2,842
6885478.SQ.FTS.B, Zero Cpn, 1/30/25	12,225	11,046
6886320.SQ.FTS.B, Zero Cpn, 1/31/25	14,299	10,451
6887199.SQ.FTS.B, Zero Cpn, 1/31/25	1,205	1,157

44	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6887254.SQ.FTS.B, Zero Cpn, 1/31/25	$2,228	$2,198
6887429.SQ.FTS.B, Zero Cpn, 1/31/25	22,037	21,576
6888596.SQ.FTS.B, Zero Cpn, 1/31/25	2,240	2,170
6888690.SQ.FTS.B, Zero Cpn, 1/31/25	10,112	9,242
6889042.SQ.FTS.B, Zero Cpn, 1/31/25	2,478	2,375
6889101.SQ.FTS.B, Zero Cpn, 1/31/25	4,097	3,887
6889386.SQ.FTS.B, Zero Cpn, 2/01/25	2,256	2,155
6889486.SQ.FTS.B, Zero Cpn, 2/01/25	3,849	3,677
6889627.SQ.FTS.B, Zero Cpn, 2/01/25	16,231	15,269
6890447.SQ.FTS.B, Zero Cpn, 2/01/25	5,047	4,845
6890605.SQ.FTS.B, Zero Cpn, 2/01/25	1,552	1,508
6890704.SQ.FTS.B, Zero Cpn, 2/01/25	5,559	5,093
6890858.SQ.FTS.B, Zero Cpn, 2/01/25	3,761	3,672
6890985.SQ.FTS.B, Zero Cpn, 2/01/25	633	597
6891172.SQ.FTS.B, Zero Cpn, 2/01/25	3,017	2,896
6891269.SQ.FTS.B, Zero Cpn, 2/01/25	7,178	6,674
6891549.SQ.FTS.B, Zero Cpn, 2/01/25	784	697
6891587.SQ.FTS.B, Zero Cpn, 2/01/25	4,317	4,132
6891704.SQ.FTS.B, Zero Cpn, 2/01/25	14,807	12,447
6892036.SQ.FTS.B, Zero Cpn, 2/01/25	3,596	3,415
6892218.SQ.FTS.B, Zero Cpn, 2/01/25	1,101	1,001
6892271.SQ.FTS.B, Zero Cpn, 2/01/25	22,016	20,532
6892741.SQ.FTS.B, Zero Cpn, 2/02/25	4,635	4,490
6892935.SQ.FTS.B, Zero Cpn, 2/02/25	1,879	1,839
6893028.SQ.FTS.B, Zero Cpn, 2/02/25	4,097	3,989
6893220.SQ.FTS.B, Zero Cpn, 2/02/25	3,953	3,741
6893427.SQ.FTS.B, Zero Cpn, 2/02/25	1,787	1,741
6893560.SQ.FTS.B, Zero Cpn, 2/02/25	1,599	1,406
6893601.SQ.FTS.B, Zero Cpn, 2/02/25	3,736	3,570
6893718.SQ.FTS.B, Zero Cpn, 2/02/25	2,491	2,388
6893793.SQ.FTS.B, Zero Cpn, 2/02/25	4,320	3,976
6893989.SQ.FTS.B, Zero Cpn, 2/02/25	11,116	7,207
6894198.SQ.FTS.B, Zero Cpn, 2/02/25	3,438	3,269
6894305.SQ.FTS.B, Zero Cpn, 2/02/25	1,590	1,489
6894382.SQ.FTS.B, Zero Cpn, 2/02/25	4,548	2,699
6894458.SQ.FTS.B, Zero Cpn, 2/02/25	9,666	9,422
6894900.SQ.FTS.B, Zero Cpn, 2/02/25	13,532	11,478
6895157.SQ.FTS.B, Zero Cpn, 2/02/25	1,109	1,083
6895193.SQ.FTS.B, Zero Cpn, 2/02/25	2,376	2,317
6895329.SQ.FTS.B, Zero Cpn, 2/02/25	582	554
6895374.SQ.FTS.B, Zero Cpn, 2/02/25	2,472	2,241
6895435.SQ.FTS.B, Zero Cpn, 2/02/25	1,885	1,828
6895494.SQ.FTS.B, Zero Cpn, 2/02/25	1,035	970
6895536.SQ.FTS.B, Zero Cpn, 2/02/25	30,225	29,305
6897605.SQ.FTS.B, Zero Cpn, 2/03/25	3,458	3,340
6897766.SQ.FTS.B, Zero Cpn, 2/03/25	8,724	8,430
6898271.SQ.FTS.B, Zero Cpn, 2/03/25	1,211	1,112
6898333.SQ.FTS.B, Zero Cpn, 2/03/25	22,519	20,638
6899258.SQ.FTS.B, Zero Cpn, 2/03/25	3,540	3,401
6899399.SQ.FTS.B, Zero Cpn, 2/03/25	1,854	1,836
6899630.SQ.FTS.B, Zero Cpn, 2/03/25	10,314	10,033
6900101.SQ.FTS.B, Zero Cpn, 2/03/25	21,591	20,622
6900978.SQ.FTS.B, Zero Cpn, 2/03/25	27,625	26,840
6901055.SQ.FTS.B, Zero Cpn, 2/04/25	8,448	6,916
6901450.SQ.FTS.B, Zero Cpn, 2/04/25	14,873	14,375
6902397.SQ.FTS.B, Zero Cpn, 2/04/25	2,087	2,015
6902541.SQ.FTS.B, Zero Cpn, 2/04/25	3,840	3,721
6904304.SQ.FTS.B, Zero Cpn, 2/05/25	1,545	1,512

Description	Principal Amount	Value

Block, Inc. (continued)
6904394.SQ.FTS.B, Zero Cpn, 2/05/25	$2,975	$2,895
6904477.SQ.FTS.B, Zero Cpn, 2/05/25	4,408	4,319
6904663.SQ.FTS.B, Zero Cpn, 2/05/25	4,627	4,487
6904834.SQ.FTS.B, Zero Cpn, 2/05/25	5,604	5,414
6904977.SQ.FTS.B, Zero Cpn, 2/05/25	3,923	3,722
6905084.SQ.FTS.B, Zero Cpn, 2/06/25	4,534	3,223
6905199.SQ.FTS.B, Zero Cpn, 2/06/25	225	223
6905278.SQ.FTS.B, Zero Cpn, 2/06/25	5,968	4,755
6905425.SQ.FTS.B, Zero Cpn, 2/06/25	1,642	1,087
6905447.SQ.FTS.B, Zero Cpn, 2/06/25	1,724	1,460
6905497.SQ.FTS.B, Zero Cpn, 2/06/25	5,627	5,386
6905613.SQ.FTS.B, Zero Cpn, 2/06/25	1,689	1,639
6905707.SQ.FTS.B, Zero Cpn, 2/06/25	502	490
6905725.SQ.FTS.B, Zero Cpn, 2/06/25	4,264	2,382
6906060.SQ.FTS.B, Zero Cpn, 2/07/25	2,954	2,876
6906389.SQ.FTS.B, Zero Cpn, 2/07/25	2,314	2,142
6907305.SQ.FTS.B, Zero Cpn, 2/07/25	11,667	10,959
6907682.SQ.FTS.B, Zero Cpn, 2/07/25	2,106	2,074
6907853.SQ.FTS.B, Zero Cpn, 2/07/25	318	314
6907881.SQ.FTS.B, Zero Cpn, 2/07/25	6,182	5,923
6908048.SQ.FTS.B, Zero Cpn, 2/07/25	1,489	1,447
6908102.SQ.FTS.B, Zero Cpn, 2/07/25	13,636	13,340
6908594.SQ.FTS.B, Zero Cpn, 2/07/25	345	310
6909062.SQ.FTS.B, Zero Cpn, 2/08/25	10,480	10,265
6909709.SQ.FTS.B, Zero Cpn, 2/08/25	1,096	836
6909805.SQ.FTS.B, Zero Cpn, 2/08/25	519	506
6909830.SQ.FTS.B, Zero Cpn, 2/08/25	1,854	1,785
6910258.SQ.FTS.B, Zero Cpn, 2/08/25	1,106	1,057
6910302.SQ.FTS.B, Zero Cpn, 2/08/25	584	577
6910405.SQ.FTS.B, Zero Cpn, 2/08/25	4,998	4,849
6910603.SQ.FTS.B, Zero Cpn, 2/08/25	9,864	8,978
6910812.SQ.FTS.B, Zero Cpn, 2/08/25	5,166	4,681
6910948.SQ.FTS.B, Zero Cpn, 2/08/25	2,657	2,332
6911034.SQ.FTS.B, Zero Cpn, 2/08/25	59,320	57,688
6912180.SQ.FTS.B, Zero Cpn, 2/09/25	6,417	6,065
6912328.SQ.FTS.B, Zero Cpn, 2/09/25	2,203	1,903
6912435.SQ.FTS.B, Zero Cpn, 2/09/25	8,118	7,027
6912895.SQ.FTS.B, Zero Cpn, 2/09/25	5,574	5,061
6913098.SQ.FTS.B, Zero Cpn, 2/09/25	860	824
6913129.SQ.FTS.B, Zero Cpn, 2/09/25	1,975	1,896
6913510.SQ.FTS.B, Zero Cpn, 2/09/25	677	671
6913617.SQ.FTS.B, Zero Cpn, 2/09/25	13,004	8,349
6913852.SQ.FTS.B, Zero Cpn, 2/09/25	1,845	1,783
6914094.SQ.FTS.B, Zero Cpn, 2/09/25	1,637	1,602
6914208.SQ.FTS.B, Zero Cpn, 2/09/25	749	727
6914244.SQ.FTS.B, Zero Cpn, 2/09/25	18,693	18,065
6916087.SQ.FTS.B, Zero Cpn, 2/10/25	1,844	1,814
6916179.SQ.FTS.B, Zero Cpn, 2/10/25	1,445	1,411
6916268.SQ.FTS.B, Zero Cpn, 2/10/25	3,410	3,301
6916456.SQ.FTS.B, Zero Cpn, 2/10/25	1,110	780
6916508.SQ.FTS.B, Zero Cpn, 2/10/25	905	889
6917357.SQ.FTS.B, Zero Cpn, 2/10/25	11,583	10,746
6917646.SQ.FTS.B, Zero Cpn, 2/10/25	2,738	2,626
6917741.SQ.FTS.B, Zero Cpn, 2/10/25	1,512	1,475
6917891.SQ.FTS.B, Zero Cpn, 2/10/25	3,433	3,226
6918090.SQ.FTS.B, Zero Cpn, 2/10/25	7,656	6,089
6918278.SQ.FTS.B, Zero Cpn, 2/10/25	2,744	2,623
6918399.SQ.FTS.B, Zero Cpn, 2/10/25	872	830

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	45

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6918421.SQ.FTS.B, Zero Cpn, 2/10/25	$1,105	$1,078
6918477.SQ.FTS.B, Zero Cpn, 2/10/25	795	305
6918515.SQ.FTS.B, Zero Cpn, 2/10/25	3,587	3,501
6918667.SQ.FTS.B, Zero Cpn, 2/10/25	1,719	1,694
6918894.SQ.FTS.B, Zero Cpn, 2/10/25	3,480	3,372
6919031.SQ.FTS.B, Zero Cpn, 2/11/25	6,292	5,534
6919126.SQ.FTS.B, Zero Cpn, 2/11/25	870	335
6919134.SQ.FTS.B, Zero Cpn, 2/11/25	4,404	4,007
6919208.SQ.FTS.B, Zero Cpn, 2/11/25	1,016	995
6919280.SQ.FTS.B, Zero Cpn, 2/11/25	730	634
6919314.SQ.FTS.B, Zero Cpn, 2/11/25	4,711	4,523
6919460.SQ.FTS.B, Zero Cpn, 2/11/25	3,186	3,113
6919576.SQ.FTS.B, Zero Cpn, 2/11/25	8,865	7,814
6919808.SQ.FTS.B, Zero Cpn, 2/11/25	2,438	2,383
6919881.SQ.FTS.B, Zero Cpn, 2/11/25	7,805	7,540
6920027.SQ.FTS.B, Zero Cpn, 2/11/25	7,195	6,179
6920207.SQ.FTS.B, Zero Cpn, 2/11/25	8,740	8,355
6920360.SQ.FTS.B, Zero Cpn, 2/11/25	302	289
6920374.SQ.FTS.B, Zero Cpn, 2/11/25	3,642	3,383
6920469.SQ.FTS.B, Zero Cpn, 2/11/25	8,894	8,434
6920536.SQ.FTS.B, Zero Cpn, 2/12/25	602	576
6920551.SQ.FTS.B, Zero Cpn, 2/12/25	549	537
6920579.SQ.FTS.B, Zero Cpn, 2/12/25	767	763
6920673.SQ.FTS.B, Zero Cpn, 2/12/25	3,442	3,293
6920728.SQ.FTS.B, Zero Cpn, 2/12/25	4,645	4,580
6920891.SQ.FTS.B, Zero Cpn, 2/12/25	5,106	5,006
6921007.SQ.FTS.B, Zero Cpn, 2/13/25	3,117	3,005
6921070.SQ.FTS.B, Zero Cpn, 2/13/25	2,073	2,020
6921125.SQ.FTS.B, Zero Cpn, 2/13/25	9,083	8,705
6921429.SQ.FTS.B, Zero Cpn, 2/13/25	9,225	5,460
6921820.SQ.FTS.B, Zero Cpn, 2/14/25	2,772	2,707
6921985.SQ.FTS.B, Zero Cpn, 2/14/25	19,782	19,107
6922380.SQ.FTS.B, Zero Cpn, 2/14/25	13,523	11,650
6922505.SQ.FTS.B, Zero Cpn, 2/14/25	24,197	23,467
6922924.SQ.FTS.B, Zero Cpn, 2/14/25	4,133	4,008
6923040.SQ.FTS.B, Zero Cpn, 2/14/25	3,907	3,594
6923080.SQ.FTS.B, Zero Cpn, 2/14/25	14,522	14,120
6923478.SQ.FTS.B, Zero Cpn, 2/15/25	2,543	2,435
6923803.SQ.FTS.B, Zero Cpn, 2/15/25	2,177	2,163
6924795.SQ.FTS.B, Zero Cpn, 2/15/25	3,981	3,938
6928633.SQ.FTS.B, Zero Cpn, 2/16/25	11,751	11,628
6933126.SQ.FTS.B, Zero Cpn, 2/17/25	7,710	7,433
6933302.SQ.FTS.B, Zero Cpn, 2/17/25	434	427
6933318.SQ.FTS.B, Zero Cpn, 2/17/25	2,551	2,463
6933378.SQ.FTS.B, Zero Cpn, 2/17/25	4,257	4,023
6933473.SQ.FTS.B, Zero Cpn, 2/17/25	4,965	4,090
6933546.SQ.FTS.B, Zero Cpn, 2/17/25	2,433	2,332
6933603.SQ.FTS.B, Zero Cpn, 2/17/25	12,219	11,961
6934075.SQ.FTS.B, Zero Cpn, 2/17/25	1,145	1,114
6934108.SQ.FTS.B, Zero Cpn, 2/17/25	10,936	9,601
6934280.SQ.FTS.B, Zero Cpn, 2/17/25	7,570	7,026
6934441.SQ.FTS.B, Zero Cpn, 2/17/25	1,550	1,425
6934565.SQ.FTS.B, Zero Cpn, 2/17/25	4,747	4,660
6934855.SQ.FTS.B, Zero Cpn, 2/17/25	883	849
6934875.SQ.FTS.B, Zero Cpn, 2/17/25	9,010	8,618
6935047.SQ.FTS.B, Zero Cpn, 2/17/25	3,463	2,817
6935209.SQ.FTS.B, Zero Cpn, 2/17/25	2,008	1,948
6935249.SQ.FTS.B, Zero Cpn, 2/17/25	1,030	941

Description	Principal Amount	Value

Block, Inc. (continued)
6935264.SQ.FTS.B, Zero Cpn, 2/17/25	$2,823	$2,744
6935330.SQ.FTS.B, Zero Cpn, 2/17/25	3,658	3,574
6935436.SQ.FTS.B, Zero Cpn, 2/17/25	21,339	20,642
6936029.SQ.FTS.B, Zero Cpn, 2/17/25	3,765	3,477
6936108.SQ.FTS.B, Zero Cpn, 2/17/25	672	633
6936118.SQ.FTS.B, Zero Cpn, 2/17/25	1,705	1,618
6936174.SQ.FTS.B, Zero Cpn, 2/17/25	713	700
6936187.SQ.FTS.B, Zero Cpn, 2/17/25	4,244	4,081
6936338.SQ.FTS.B, Zero Cpn, 2/17/25	22,585	20,855
6936682.SQ.FTS.B, Zero Cpn, 2/17/25	7,275	6,990
6936841.SQ.FTS.B, Zero Cpn, 2/17/25	1,069	1,027
6936932.SQ.FTS.B, Zero Cpn, 2/17/25	2,809	2,741
6936963.SQ.FTS.B, Zero Cpn, 2/18/25	3,370	3,255
6937023.SQ.FTS.B, Zero Cpn, 2/18/25	6,217	5,954
6937107.SQ.FTS.B, Zero Cpn, 2/18/25	3,639	3,486
6937184.SQ.FTS.B, Zero Cpn, 2/18/25	40	40
6937200.SQ.FTS.B, Zero Cpn, 2/18/25	1,510	1,189
6937253.SQ.FTS.B, Zero Cpn, 2/18/25	2,046	1,963
6937297.SQ.FTS.B, Zero Cpn, 2/18/25	4,787	4,174
6937441.SQ.FTS.B, Zero Cpn, 2/18/25	34	34
6937486.SQ.FTS.B, Zero Cpn, 2/18/25	7,547	7,362
6937643.SQ.FTS.B, Zero Cpn, 2/18/25	1,217	1,195
6937669.SQ.FTS.B, Zero Cpn, 2/18/25	3,106	2,772
6937723.SQ.FTS.B, Zero Cpn, 2/18/25	13,413	13,022
6937940.SQ.FTS.B, Zero Cpn, 2/18/25	2,970	2,910
6938495.SQ.FTS.B, Zero Cpn, 2/18/25	3,667	3,550
6938613.SQ.FTS.B, Zero Cpn, 2/18/25	859	567
6938664.SQ.FTS.B, Zero Cpn, 2/18/25	4,441	3,979
6938872.SQ.FTS.B, Zero Cpn, 2/18/25	9,883	9,356
6939326.SQ.FTS.B, Zero Cpn, 2/18/25	8,134	5,986
6939442.SQ.FTS.B, Zero Cpn, 2/18/25	1,504	1,481
6939497.SQ.FTS.B, Zero Cpn, 2/18/25	3,660	3,531
6939632.SQ.FTS.B, Zero Cpn, 2/18/25	1,488	1,472
6939746.SQ.FTS.B, Zero Cpn, 2/18/25	13,253	12,926
6940144.SQ.FTS.B, Zero Cpn, 2/18/25	1,388	1,366
6940304.SQ.FTS.B, Zero Cpn, 2/18/25	38,276	36,955
6941124.SQ.FTS.B, Zero Cpn, 2/19/25	3,737	3,608
6941211.SQ.FTS.B, Zero Cpn, 2/19/25	895	871
6941232.SQ.FTS.B, Zero Cpn, 2/19/25	21,128	13,914
6941469.SQ.FTS.B, Zero Cpn, 2/19/25	2,441	2,348
6941528.SQ.FTS.B, Zero Cpn, 2/19/25	1,603	1,568
6941564.SQ.FTS.B, Zero Cpn, 2/19/25	980	965
6941606.SQ.FTS.B, Zero Cpn, 2/19/25	2,594	2,554
6941710.SQ.FTS.B, Zero Cpn, 2/19/25	5,409	3,572
6941790.SQ.FTS.B, Zero Cpn, 2/19/25	2,236	2,173
6941866.SQ.FTS.B, Zero Cpn, 2/19/25	7,147	6,781
6942017.SQ.FTS.B, Zero Cpn, 2/20/25	1,324	1,047
6942041.SQ.FTS.B, Zero Cpn, 2/20/25	987	551
6942061.SQ.FTS.B, Zero Cpn, 2/20/25	3,234	3,186
6942191.SQ.FTS.B, Zero Cpn, 2/20/25	1,592	1,525
6942226.SQ.FTS.B, Zero Cpn, 2/20/25	2,430	2,303
6942277.SQ.FTS.B, Zero Cpn, 2/20/25	3,822	3,687
6942356.SQ.FTS.B, Zero Cpn, 2/20/25	5,383	5,023
6942538.SQ.FTS.B, Zero Cpn, 2/20/25	7,240	7,060
6942989.SQ.FTS.B, Zero Cpn, 2/21/25	4,046	3,862
6943307.SQ.FTS.B, Zero Cpn, 2/21/25	3,190	3,132
6943560.SQ.FTS.B, Zero Cpn, 2/21/25	13,371	12,900
6944049.SQ.FTS.B, Zero Cpn, 2/21/25	58,989	51,971

46	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6945238.SQ.FTS.B, Zero Cpn, 2/21/25	$1,032	$1,008
6945251.SQ.FTS.B, Zero Cpn, 2/21/25	15,137	14,667
6945698.SQ.FTS.B, Zero Cpn, 2/21/25	1,643	1,327
6945749.SQ.FTS.B, Zero Cpn, 2/21/25	1,873	1,843
6945879.SQ.FTS.B, Zero Cpn, 2/21/25	4,070	3,963
6945992.SQ.FTS.B, Zero Cpn, 2/21/25	1,470	1,373
6946019.SQ.FTS.B, Zero Cpn, 2/21/25	3,745	3,625
6946128.SQ.FTS.B, Zero Cpn, 2/21/25	3,171	3,004
6946196.SQ.FTS.B, Zero Cpn, 2/21/25	10,438	10,098
6946527.SQ.FTS.B, Zero Cpn, 2/21/25	2,950	2,741
6946564.SQ.FTS.B, Zero Cpn, 2/21/25	1,317	1,285
6946606.SQ.FTS.B, Zero Cpn, 2/22/25	1,646	1,584
6946678.SQ.FTS.B, Zero Cpn, 2/22/25	15,260	14,994
6947402.SQ.FTS.B, Zero Cpn, 2/22/25	14,894	14,152
6947839.SQ.FTS.B, Zero Cpn, 2/22/25	2,136	1,721
6947980.SQ.FTS.B, Zero Cpn, 2/22/25	13,917	13,344
6948400.SQ.FTS.B, Zero Cpn, 2/22/25	1,589	1,547
6948439.SQ.FTS.B, Zero Cpn, 2/22/25	2,930	2,803
6948508.SQ.FTS.B, Zero Cpn, 2/22/25	72,429	68,051
6950019.SQ.FTS.B, Zero Cpn, 2/23/25	20,138	19,065
6950885.SQ.FTS.B, Zero Cpn, 2/23/25	13,878	13,725
6951561.SQ.FTS.B, Zero Cpn, 2/23/25	28,169	27,584
6952253.SQ.FTS.B, Zero Cpn, 2/23/25	618	610
6952276.SQ.FTS.B, Zero Cpn, 2/23/25	11,919	11,578
6952587.SQ.FTS.B, Zero Cpn, 2/23/25	7,776	7,093
6952730.SQ.FTS.B, Zero Cpn, 2/23/25	12,393	12,051
6953060.SQ.FTS.B, Zero Cpn, 2/23/25	7,219	6,900
6954777.SQ.FTS.B, Zero Cpn, 2/24/25	3,265	3,191
6954954.SQ.FTS.B, Zero Cpn, 2/24/25	13,548	12,085
6955484.SQ.FTS.B, Zero Cpn, 2/24/25	6,871	6,717
6955783.SQ.FTS.B, Zero Cpn, 2/24/25	2,559	2,504
6955859.SQ.FTS.B, Zero Cpn, 2/24/25	2,210	2,152
6955949.SQ.FTS.B, Zero Cpn, 2/24/25	4,165	4,019
6956046.SQ.FTS.B, Zero Cpn, 2/24/25	10,026	9,207
6956245.SQ.FTS.B, Zero Cpn, 2/24/25	329	326
6956807.SQ.FTS.B, Zero Cpn, 2/24/25	8,310	7,866
6957047.SQ.FTS.B, Zero Cpn, 2/24/25	15,373	14,731
6957385.SQ.FTS.B, Zero Cpn, 2/24/25	2,108	2,052
6957471.SQ.FTS.B, Zero Cpn, 2/24/25	4,301	4,141
6957572.SQ.FTS.B, Zero Cpn, 2/24/25	2,935	2,793
6957668.SQ.FTS.B, Zero Cpn, 2/24/25	1,093	1,039
6957706.SQ.FTS.B, Zero Cpn, 2/24/25	1,108	665
6957735.SQ.FTS.B, Zero Cpn, 2/24/25	7,123	5,810
6957843.SQ.FTS.B, Zero Cpn, 2/24/25	6,635	4,756
6957994.SQ.FTS.B, Zero Cpn, 2/24/25	2,101	2,019
6958123.SQ.FTS.B, Zero Cpn, 2/24/25	8,287	7,985
6958280.SQ.FTS.B, Zero Cpn, 2/24/25	5,864	5,691
6958563.SQ.FTS.B, Zero Cpn, 2/25/25	3,946	3,812
6958696.SQ.FTS.B, Zero Cpn, 2/25/25	523	514
6958758.SQ.FTS.B, Zero Cpn, 2/25/25	1,300	629
6958893.SQ.FTS.B, Zero Cpn, 2/25/25	732	339
6958951.SQ.FTS.B, Zero Cpn, 2/25/25	2,553	2,461
6959272.SQ.FTS.B, Zero Cpn, 2/25/25	6,915	6,629
6959468.SQ.FTS.B, Zero Cpn, 2/25/25	3,659	3,517
6959605.SQ.FTS.B, Zero Cpn, 2/25/25	30,382	26,846
6960136.SQ.FTS.B, Zero Cpn, 2/25/25	2,383	1,942
6960263.SQ.FTS.B, Zero Cpn, 2/25/25	2,492	2,369
6960326.SQ.FTS.B, Zero Cpn, 2/25/25	11,414	11,133

Description	Principal Amount	Value

Block, Inc. (continued)
6960667.SQ.FTS.B, Zero Cpn, 2/25/25	$15,166	$14,678
6961821.SQ.FTS.B, Zero Cpn, 2/25/25	1,055	1,022
6961848.SQ.FTS.B, Zero Cpn, 2/25/25	3,171	2,804
6961959.SQ.FTS.B, Zero Cpn, 2/25/25	3,934	3,781
6962071.SQ.FTS.B, Zero Cpn, 2/25/25	1,845	1,769
6962097.SQ.FTS.B, Zero Cpn, 2/25/25	1,017	972
6962136.SQ.FTS.B, Zero Cpn, 2/25/25	1,990	1,961
6962309.SQ.FTS.B, Zero Cpn, 2/25/25	1,575	1,520
6962386.SQ.FTS.B, Zero Cpn, 2/26/25	1,653	1,420
6962449.SQ.FTS.B, Zero Cpn, 2/26/25	3,246	2,281
6962472.SQ.FTS.B, Zero Cpn, 2/26/25	4,739	4,615
6962595.SQ.FTS.B, Zero Cpn, 2/26/25	438	425
6962609.SQ.FTS.B, Zero Cpn, 2/26/25	4,446	4,295
6962665.SQ.FTS.B, Zero Cpn, 2/26/25	5,424	3,620
6962719.SQ.FTS.B, Zero Cpn, 2/26/25	12,862	12,545
6962948.SQ.FTS.B, Zero Cpn, 2/26/25	1,824	1,753
6962980.SQ.FTS.B, Zero Cpn, 2/26/25	8,515	8,223
6963215.SQ.FTS.B, Zero Cpn, 2/27/25	2,608	2,429
6963254.SQ.FTS.B, Zero Cpn, 2/27/25	1,434	1,383
6963283.SQ.FTS.B, Zero Cpn, 2/27/25	1,721	1,584
6963315.SQ.FTS.B, Zero Cpn, 2/27/25	378	370
6963324.SQ.FTS.B, Zero Cpn, 2/27/25	3,033	2,869
6963425.SQ.FTS.B, Zero Cpn, 2/27/25	11,476	8,965
6963617.SQ.FTS.B, Zero Cpn, 2/27/25	563	554
6963632.SQ.FTS.B, Zero Cpn, 2/27/25	2,818	2,535
6963671.SQ.FTS.B, Zero Cpn, 2/27/25	531	520
6963703.SQ.FTS.B, Zero Cpn, 2/27/25	9,313	4,687
6964133.SQ.FTS.B, Zero Cpn, 2/28/25	6,040	5,346
6964600.SQ.FTS.B, Zero Cpn, 2/28/25	3,762	3,574
6964719.SQ.FTS.B, Zero Cpn, 2/28/25	5,462	5,098
6964861.SQ.FTS.B, Zero Cpn, 2/28/25	23,572	22,931
6965538.SQ.FTS.B, Zero Cpn, 2/28/25	1,761	1,335
6965564.SQ.FTS.B, Zero Cpn, 2/28/25	11,746	11,213
6965741.SQ.FTS.B, Zero Cpn, 2/28/25	7,092	5,919
6965890.SQ.FTS.B, Zero Cpn, 2/28/25	2,724	2,650
6965997.SQ.FTS.B, Zero Cpn, 2/28/25	22,768	20,737
6966250.SQ.FTS.B, Zero Cpn, 2/28/25	4,591	4,487
6966352.SQ.FTS.B, Zero Cpn, 2/28/25	5,451	4,473
6966566.SQ.FTS.B, Zero Cpn, 2/28/25	2,317	2,168
6966607.SQ.FTS.B, Zero Cpn, 2/28/25	2,841	2,778
6966718.SQ.FTS.B, Zero Cpn, 2/28/25	748	403
6966730.SQ.FTS.B, Zero Cpn, 2/28/25	4,088	3,993
6966836.SQ.FTS.B, Zero Cpn, 2/28/25	4,149	4,084
6966986.SQ.FTS.B, Zero Cpn, 2/28/25	2,101	2,033
6967018.SQ.FTS.B, Zero Cpn, 2/28/25	47,010	45,309
6967852.SQ.FTS.B, Zero Cpn, 2/28/25	11,119	10,683
6968210.SQ.FTS.B, Zero Cpn, 2/28/25	4,778	3,927
6968433.SQ.FTS.B, Zero Cpn, 2/28/25	3,905	3,792
6968581.SQ.FTS.B, Zero Cpn, 2/28/25	2,707	2,593
6968688.SQ.FTS.B, Zero Cpn, 2/28/25	17,638	9,688
6969722.SQ.FTS.B, Zero Cpn, 2/28/25	1,797	1,745
6969892.SQ.FTS.B, Zero Cpn, 2/28/25	1,360	1,272
6969931.SQ.FTS.B, Zero Cpn, 2/28/25	14,456	13,902
6970262.SQ.FTS.B, Zero Cpn, 2/28/25	2,631	2,537
6970372.SQ.FTS.B, Zero Cpn, 2/28/25	1,850	1,812
6970424.SQ.FTS.B, Zero Cpn, 2/28/25	9,013	7,469
6970552.SQ.FTS.B, Zero Cpn, 2/28/25	6,843	6,579
6970669.SQ.FTS.B, Zero Cpn, 2/28/25	27,414	26,514

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	47

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6971102.SQ.FTS.B, Zero Cpn, 2/28/25	$3,860	$3,795
6971226.SQ.FTS.B, Zero Cpn, 2/28/25	730	718
6971235.SQ.FTS.B, Zero Cpn, 2/28/25	13,557	12,508
6971686.SQ.FTS.B, Zero Cpn, 2/28/25	7,939	7,207
6971997.SQ.FTS.B, Zero Cpn, 2/28/25	1,845	1,821
6972306.SQ.FTS.B, Zero Cpn, 2/28/25	215	213
6972318.SQ.FTS.B, Zero Cpn, 2/28/25	6,463	4,539
6972440.SQ.FTS.B, Zero Cpn, 2/28/25	15,671	14,664
6972733.SQ.FTS.B, Zero Cpn, 2/28/25	1,401	1,371
6972991.SQ.FTS.B, Zero Cpn, 2/28/25	2,745	2,648
6973064.SQ.FTS.B, Zero Cpn, 2/28/25	5,145	5,010
6973185.SQ.FTS.B, Zero Cpn, 2/28/25	5,925	5,610
6973397.SQ.FTS.B, Zero Cpn, 2/28/25	1,704	1,677
6973541.SQ.FTS.B, Zero Cpn, 2/28/25	1,278	1,224
6973674.SQ.FTS.B, Zero Cpn, 2/28/25	1,476	1,268
6973728.SQ.FTS.B, Zero Cpn, 2/28/25	1,009	917
6973772.SQ.FTS.B, Zero Cpn, 2/28/25	18,197	16,772
6974137.SQ.FTS.B, Zero Cpn, 2/28/25	2,149	2,073
6974172.SQ.FTS.B, Zero Cpn, 2/28/25	12,584	12,129
6977409.SQ.FTS.B, Zero Cpn, 2/28/25	9,904	7,593
6977645.SQ.FTS.B, Zero Cpn, 2/28/25	1,438	1,413
6977824.SQ.FTS.B, Zero Cpn, 2/28/25	4,705	4,501
6978110.SQ.FTS.B, Zero Cpn, 2/28/25	1,225	1,191
6978166.SQ.FTS.B, Zero Cpn, 2/28/25	1,395	1,341
6978589.SQ.FTS.B, Zero Cpn, 2/28/25	40,934	39,058
6979463.SQ.FTS.B, Zero Cpn, 2/28/25	25,531	24,382
6980025.SQ.FTS.B, Zero Cpn, 2/28/25	2,735	2,705
6980194.SQ.FTS.B, Zero Cpn, 2/28/25	8,641	6,679
6980386.SQ.FTS.B, Zero Cpn, 2/28/25	2,913	2,857
6980485.SQ.FTS.B, Zero Cpn, 2/28/25	6,174	4,522
6980613.SQ.FTS.B, Zero Cpn, 2/28/25	1,856	1,830
6980681.SQ.FTS.B, Zero Cpn, 2/28/25	37,641	36,319
6981275.SQ.FTS.B, Zero Cpn, 3/01/25	1,877	1,842
6981380.SQ.FTS.B, Zero Cpn, 3/01/25	2,572	2,316
6981506.SQ.FTS.B, Zero Cpn, 3/01/25	4,725	4,510
6981745.SQ.FTS.B, Zero Cpn, 3/01/25	727	428
6981776.SQ.FTS.B, Zero Cpn, 3/01/25	13,164	12,310
6982284.SQ.FTS.B, Zero Cpn, 3/01/25	4,236	4,140
6982468.SQ.FTS.B, Zero Cpn, 3/01/25	2,922	2,817
6982673.SQ.FTS.B, Zero Cpn, 3/01/25	2,719	2,580
6982848.SQ.FTS.B, Zero Cpn, 3/01/25	5,375	5,297
6983035.SQ.FTS.B, Zero Cpn, 3/01/25	973	896
6983062.SQ.FTS.B, Zero Cpn, 3/01/25	3,980	3,895
6983184.SQ.FTS.B, Zero Cpn, 3/01/25	8,249	7,826
6983455.SQ.FTS.B, Zero Cpn, 3/01/25	1,729	1,699
6983514.SQ.FTS.B, Zero Cpn, 3/01/25	5,801	5,583
6983613.SQ.FTS.B, Zero Cpn, 3/01/25	12,247	10,131
6983907.SQ.FTS.B, Zero Cpn, 3/01/25	5,990	3,904
6983996.SQ.FTS.B, Zero Cpn, 3/01/25	4,070	3,938
6984102.SQ.FTS.B, Zero Cpn, 3/01/25	29,569	28,581
6984714.SQ.FTS.B, Zero Cpn, 3/02/25	5,381	5,204
6984834.SQ.FTS.B, Zero Cpn, 3/02/25	1,011	997
6984868.SQ.FTS.B, Zero Cpn, 3/02/25	4,937	4,758
6984950.SQ.FTS.B, Zero Cpn, 3/02/25	23,581	23,101
6985494.SQ.FTS.B, Zero Cpn, 3/02/25	8,573	8,095
6985660.SQ.FTS.B, Zero Cpn, 3/03/25	4,813	4,546
6985758.SQ.FTS.B, Zero Cpn, 3/03/25	3,159	3,053
6985831.SQ.FTS.B, Zero Cpn, 3/03/25	7,931	7,674

Description	Principal Amount	Value

Block, Inc. (continued)
6985995.SQ.FTS.B, Zero Cpn, 3/03/25	$7,815	$7,527
6986150.SQ.FTS.B, Zero Cpn, 3/03/25	702	680
6986171.SQ.FTS.B, Zero Cpn, 3/03/25	1,039	1,005
6986183.SQ.FTS.B, Zero Cpn, 3/03/25	1,558	1,015
6986200.SQ.FTS.B, Zero Cpn, 3/03/25	2,809	2,724
6986343.SQ.FTS.B, Zero Cpn, 3/04/25	2,846	2,606
6986388.SQ.FTS.B, Zero Cpn, 3/04/25	5,192	4,863
6986475.SQ.FTS.B, Zero Cpn, 3/04/25	1,617	1,546
6986517.SQ.FTS.B, Zero Cpn, 3/04/25	1,688	1,618
6986549.SQ.FTS.B, Zero Cpn, 3/04/25	3,354	3,240
6986633.SQ.FTS.B, Zero Cpn, 3/04/25	26,993	25,864
6986991.SQ.FTS.B, Zero Cpn, 3/04/25	2,153	2,125
6987047.SQ.FTS.B, Zero Cpn, 3/04/25	4,114	2,658
6987073.SQ.FTS.B, Zero Cpn, 3/04/25	1,197	1,080
6987090.SQ.FTS.B, Zero Cpn, 3/04/25	4,071	3,848
6987169.SQ.FTS.B, Zero Cpn, 3/04/25	7,978	7,813
6987558.SQ.FTS.B, Zero Cpn, 3/05/25	1,746	1,652
6987582.SQ.FTS.B, Zero Cpn, 3/05/25	3,195	2,997
6987735.SQ.FTS.B, Zero Cpn, 3/05/25	5,857	5,626
6987953.SQ.FTS.B, Zero Cpn, 3/05/25	2,001	1,926
6988102.SQ.FTS.B, Zero Cpn, 3/05/25	1,820	1,771
6988171.SQ.FTS.B, Zero Cpn, 3/05/25	1,510	1,456
6988209.SQ.FTS.B, Zero Cpn, 3/05/25	4,350	3,988
6988554.SQ.FTS.B, Zero Cpn, 3/05/25	38	37
6988576.SQ.FTS.B, Zero Cpn, 3/05/25	6,599	6,277
6988706.SQ.FTS.B, Zero Cpn, 3/05/25	2,966	2,891
6988804.SQ.FTS.B, Zero Cpn, 3/05/25	26,120	20,306
6989373.SQ.FTS.B, Zero Cpn, 3/05/25	19,057	18,412
6989774.SQ.FTS.B, Zero Cpn, 3/05/25	2,542	2,469
6989803.SQ.FTS.B, Zero Cpn, 3/05/25	14,697	13,400
6989956.SQ.FTS.B, Zero Cpn, 3/05/25	472	465
6989970.SQ.FTS.B, Zero Cpn, 3/05/25	3,501	3,341
6990007.SQ.FTS.B, Zero Cpn, 3/05/25	6,215	5,803
6990065.SQ.FTS.B, Zero Cpn, 3/05/25	7,524	7,440
6990239.SQ.FTS.B, Zero Cpn, 3/05/25	5,000	2,805
6990277.SQ.FTS.B, Zero Cpn, 3/05/25	165	163
6990301.SQ.FTS.B, Zero Cpn, 3/05/25	2,555	2,437
6990319.SQ.FTS.B, Zero Cpn, 3/05/25	557	438
6990373.SQ.FTS.B, Zero Cpn, 3/05/25	1,091	1,056
6990467.SQ.FTS.B, Zero Cpn, 3/06/25	2,138	2,112
6990546.SQ.FTS.B, Zero Cpn, 3/06/25	4,928	4,707
6990630.SQ.FTS.B, Zero Cpn, 3/06/25	1,184	1,131
6990657.SQ.FTS.B, Zero Cpn, 3/06/25	2,670	2,558
6990719.SQ.FTS.B, Zero Cpn, 3/06/25	7,231	6,900
6990920.SQ.FTS.B, Zero Cpn, 3/06/25	5,570	4,614
6991025.SQ.FTS.B, Zero Cpn, 3/06/25	3,228	3,128
6991080.SQ.FTS.B, Zero Cpn, 3/06/25	904	885
6991121.SQ.FTS.B, Zero Cpn, 3/06/25	2,649	2,602
6991193.SQ.FTS.B, Zero Cpn, 3/06/25	52,670	47,929
6992646.SQ.FTS.B, Zero Cpn, 3/06/25	1,856	1,512
6992671.SQ.FTS.B, Zero Cpn, 3/06/25	2,846	2,674
6992725.SQ.FTS.B, Zero Cpn, 3/06/25	59,022	56,288
6995652.SQ.FTS.B, Zero Cpn, 3/07/25	3,690	3,561
6995763.SQ.FTS.B, Zero Cpn, 3/07/25	1,884	1,755
6995942.SQ.FTS.B, Zero Cpn, 3/07/25	16,261	15,689
6996456.SQ.FTS.B, Zero Cpn, 3/07/25	15,150	12,843
6996814.SQ.FTS.B, Zero Cpn, 3/07/25	11,439	10,629
6997123.SQ.FTS.B, Zero Cpn, 3/07/25	6,535	6,378

48	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
6997340.SQ.FTS.B, Zero Cpn, 3/07/25	$26,568	$25,990
6997974.SQ.FTS.B, Zero Cpn, 3/07/25	8,096	7,767
6999593.SQ.FTS.B, Zero Cpn, 3/08/25	1,450	1,378
6999659.SQ.FTS.B, Zero Cpn, 3/08/25	6,807	5,228
6999790.SQ.FTS.B, Zero Cpn, 3/08/25	40,811	39,220
7000525.SQ.FTS.B, Zero Cpn, 3/08/25	10,233	9,373
7000681.SQ.FTS.B, Zero Cpn, 3/08/25	11,343	11,129
7000908.SQ.FTS.B, Zero Cpn, 3/08/25	7,362	6,569
7001026.SQ.FTS.B, Zero Cpn, 3/08/25	384	376
7001052.SQ.FTS.B, Zero Cpn, 3/08/25	2,678	2,517
7001090.SQ.FTS.B, Zero Cpn, 3/08/25	8,432	8,129
7001353.SQ.FTS.B, Zero Cpn, 3/08/25	1,557	1,148
7001400.SQ.FTS.B, Zero Cpn, 3/08/25	8,558	8,112
7001610.SQ.FTS.B, Zero Cpn, 3/08/25	4,956	4,799
7001709.SQ.FTS.B, Zero Cpn, 3/08/25	9,803	9,358
7001833.SQ.FTS.B, Zero Cpn, 3/08/25	3,105	2,894
7001877.SQ.FTS.B, Zero Cpn, 3/08/25	961	941
7001897.SQ.FTS.B, Zero Cpn, 3/08/25	7,887	6,108
7001954.SQ.FTS.B, Zero Cpn, 3/08/25	30,416	28,760
7002327.SQ.FTS.B, Zero Cpn, 3/09/25	3,254	3,117
7002382.SQ.FTS.B, Zero Cpn, 3/09/25	10,740	9,971
7002545.SQ.FTS.B, Zero Cpn, 3/09/25	1,594	1,562
7002567.SQ.FTS.B, Zero Cpn, 3/09/25	4,837	4,683
7002691.SQ.FTS.B, Zero Cpn, 3/09/25	3,327	2,462
7002756.SQ.FTS.B, Zero Cpn, 3/09/25	3,021	2,822
7002796.SQ.FTS.B, Zero Cpn, 3/09/25	2,198	2,139
7002848.SQ.FTS.B, Zero Cpn, 3/09/25	6,837	6,554
7002989.SQ.FTS.B, Zero Cpn, 3/09/25	8,239	7,980
7003117.SQ.FTS.B, Zero Cpn, 3/09/25	814	478
7003132.SQ.FTS.B, Zero Cpn, 3/09/25	738	611
7003140.SQ.FTS.B, Zero Cpn, 3/09/25	9,050	8,660
7003279.SQ.FTS.B, Zero Cpn, 3/10/25	2,451	2,370
7003309.SQ.FTS.B, Zero Cpn, 3/10/25	45,964	44,253
7004198.SQ.FTS.B, Zero Cpn, 3/11/25	1,259	1,213
7004223.SQ.FTS.B, Zero Cpn, 3/11/25	5,375	3,106
7004376.SQ.FTS.B, Zero Cpn, 3/11/25	1,993	1,685
7004498.SQ.FTS.B, Zero Cpn, 3/11/25	13,120	12,699
7005032.SQ.FTS.B, Zero Cpn, 3/11/25	1,920	1,848
7005137.SQ.FTS.B, Zero Cpn, 3/11/25	4,041	3,905
7005238.SQ.FTS.B, Zero Cpn, 3/11/25	1,977	1,945
7005352.SQ.FTS.B, Zero Cpn, 3/11/25	1,846	1,772
7005390.SQ.FTS.B, Zero Cpn, 3/11/25	28,204	27,294
7006014.SQ.FTS.B, Zero Cpn, 3/11/25	4,877	4,747
7006163.SQ.FTS.B, Zero Cpn, 3/11/25	18,944	18,571
7006543.SQ.FTS.B, Zero Cpn, 3/11/25	6,656	6,358
7006720.SQ.FTS.B, Zero Cpn, 3/11/25	5,678	5,263
7006832.SQ.FTS.B, Zero Cpn, 3/11/25	11,380	8,599
7006966.SQ.FTS.B, Zero Cpn, 3/11/25	6,211	3,543
7007049.SQ.FTS.B, Zero Cpn, 3/11/25	2,619	2,524
7007109.SQ.FTS.B, Zero Cpn, 3/11/25	4,044	3,975
7007193.SQ.FTS.B, Zero Cpn, 3/11/25	420	400
7007213.SQ.FTS.B, Zero Cpn, 3/11/25	3,840	2,767
7007236.SQ.FTS.B, Zero Cpn, 3/11/25	2,083	1,788
7007272.SQ.FTS.B, Zero Cpn, 3/11/25	18,991	18,407
7007488.SQ.FTS.B, Zero Cpn, 3/12/25	29,629	28,655
7008615.SQ.FTS.B, Zero Cpn, 3/12/25	4,218	4,076
7008794.SQ.FTS.B, Zero Cpn, 3/12/25	72	72
7008797.SQ.FTS.B, Zero Cpn, 3/12/25	3,729	3,603

Description	Principal Amount	Value

Block, Inc. (continued)
7008867.SQ.FTS.B, Zero Cpn, 3/12/25	$785	$735
7008883.SQ.FTS.B, Zero Cpn, 3/12/25	5,714	5,401
7008953.SQ.FTS.B, Zero Cpn, 3/12/25	18,250	17,821
7009365.SQ.FTS.B, Zero Cpn, 3/12/25	18,504	15,606
7009604.SQ.FTS.B, Zero Cpn, 3/12/25	56,228	43,874
7010487.SQ.FTS.B, Zero Cpn, 3/12/25	19,061	18,206
7010981.SQ.FTS.B, Zero Cpn, 3/13/25	2,150	1,558
7011029.SQ.FTS.B, Zero Cpn, 3/13/25	13,102	11,516
7011532.SQ.FTS.B, Zero Cpn, 3/13/25	16,914	16,064
7012393.SQ.FTS.B, Zero Cpn, 3/13/25	2,252	2,146
7012466.SQ.FTS.B, Zero Cpn, 3/13/25	11,581	9,371
7012763.SQ.FTS.B, Zero Cpn, 3/13/25	496	483
7012774.SQ.FTS.B, Zero Cpn, 3/13/25	219	215
7012807.SQ.FTS.B, Zero Cpn, 3/13/25	1,305	1,108
7012854.SQ.FTS.B, Zero Cpn, 3/13/25	768	422
7012870.SQ.FTS.B, Zero Cpn, 3/13/25	4,219	4,040
7012977.SQ.FTS.B, Zero Cpn, 3/13/25	1,841	1,751
7013018.SQ.FTS.B, Zero Cpn, 3/13/25	7,071	6,507
7013153.SQ.FTS.B, Zero Cpn, 3/13/25	4,996	4,603
7013238.SQ.FTS.B, Zero Cpn, 3/13/25	1,573	1,558
7013288.SQ.FTS.B, Zero Cpn, 3/13/25	15,819	15,362
7013752.SQ.FTS.B, Zero Cpn, 3/13/25	6,893	6,753
7014038.SQ.FTS.B, Zero Cpn, 3/13/25	1,688	1,671
7014086.SQ.FTS.B, Zero Cpn, 3/13/25	39,439	37,753
7016330.SQ.FTS.B, Zero Cpn, 3/14/25	7,003	5,900
7016498.SQ.FTS.B, Zero Cpn, 3/14/25	2,760	2,647
7016571.SQ.FTS.B, Zero Cpn, 3/14/25	1,945	1,645
7016634.SQ.FTS.B, Zero Cpn, 3/14/25	7,401	7,211
7017252.SQ.FTS.B, Zero Cpn, 3/14/25	1,631	1,570
7017360.SQ.FTS.B, Zero Cpn, 3/14/25	11,218	10,805
7018204.SQ.FTS.B, Zero Cpn, 3/14/25	6,408	6,132
7018390.SQ.FTS.B, Zero Cpn, 3/14/25	5,497	5,300
7018554.SQ.FTS.B, Zero Cpn, 3/14/25	913	875
7018565.SQ.FTS.B, Zero Cpn, 3/14/25	1,446	1,389
7018597.SQ.FTS.B, Zero Cpn, 3/14/25	3,160	3,023
7018668.SQ.FTS.B, Zero Cpn, 3/14/25	450	427
7018697.SQ.FTS.B, Zero Cpn, 3/14/25	1,438	1,379
7018777.SQ.FTS.B, Zero Cpn, 3/14/25	8,413	8,172
7018984.SQ.FTS.B, Zero Cpn, 3/14/25	1,991	1,819
7019058.SQ.FTS.B, Zero Cpn, 3/14/25	9,522	8,648
7019223.SQ.FTS.B, Zero Cpn, 3/14/25	13,677	13,186
7019534.SQ.FTS.B, Zero Cpn, 3/14/25	10,679	10,048
7019772.SQ.FTS.B, Zero Cpn, 3/14/25	4,089	3,934
7019911.SQ.FTS.B, Zero Cpn, 3/14/25	14,036	13,784
7020229.SQ.FTS.B, Zero Cpn, 3/14/25	32,674	31,958
7020375.SQ.FTS.B, Zero Cpn, 3/15/25	816	742
7020416.SQ.FTS.B, Zero Cpn, 3/15/25	32,413	28,712
7021437.SQ.FTS.B, Zero Cpn, 3/15/25	11,692	10,968
7021770.SQ.FTS.B, Zero Cpn, 3/15/25	1,593	1,097
7022129.SQ.FTS.B, Zero Cpn, 3/15/25	6,213	5,821
7022264.SQ.FTS.B, Zero Cpn, 3/15/25	1,613	1,545
7022338.SQ.FTS.B, Zero Cpn, 3/15/25	1,269	1,166
7022376.SQ.FTS.B, Zero Cpn, 3/15/25	3,273	2,662
7022456.SQ.FTS.B, Zero Cpn, 3/15/25	6,608	6,346
7022642.SQ.FTS.B, Zero Cpn, 3/15/25	21,812	20,708
7023215.SQ.FTS.B, Zero Cpn, 3/15/25	9,198	8,826
7023433.SQ.FTS.B, Zero Cpn, 3/15/25	1,825	1,775
7023496.SQ.FTS.B, Zero Cpn, 3/15/25	7,310	6,819

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	49

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7024277.SQ.FTS.B, Zero Cpn, 3/15/25	$30,740	$28,918
7024639.SQ.FTS.B, Zero Cpn, 3/16/25	6,894	6,682
7024779.SQ.FTS.B, Zero Cpn, 3/16/25	9,182	8,371
7024914.SQ.FTS.B, Zero Cpn, 3/16/25	3,539	3,428
7025006.SQ.FTS.B, Zero Cpn, 3/16/25	1,360	1,328
7025037.SQ.FTS.B, Zero Cpn, 3/16/25	998	968
7025073.SQ.FTS.B, Zero Cpn, 3/16/25	9,737	8,736
7025200.SQ.FTS.B, Zero Cpn, 3/16/25	12,513	12,020
7025429.SQ.FTS.B, Zero Cpn, 3/16/25	2,872	2,696
7025472.SQ.FTS.B, Zero Cpn, 3/16/25	529	396
7025474.SQ.FTS.B, Zero Cpn, 3/16/25	5,550	5,353
7025583.SQ.FTS.B, Zero Cpn, 3/17/25	1,299	1,137
7025619.SQ.FTS.B, Zero Cpn, 3/17/25	2,390	2,061
7025657.SQ.FTS.B, Zero Cpn, 3/17/25	1,403	1,290
7025690.SQ.FTS.B, Zero Cpn, 3/17/25	4,925	4,787
7025829.SQ.FTS.B, Zero Cpn, 3/17/25	7,236	5,424
7025933.SQ.FTS.B, Zero Cpn, 3/17/25	3,574	2,854
7025985.SQ.FTS.B, Zero Cpn, 3/17/25	1,242	1,222
7026020.SQ.FTS.B, Zero Cpn, 3/17/25	1,144	1,067
7026038.SQ.FTS.B, Zero Cpn, 3/17/25	4,962	3,558
7026096.SQ.FTS.B, Zero Cpn, 3/17/25	2,605	2,529
7026146.SQ.FTS.B, Zero Cpn, 3/17/25	7,146	6,843
7026621.SQ.FTS.B, Zero Cpn, 3/18/25	1,567	1,535
7026704.SQ.FTS.B, Zero Cpn, 3/18/25	6,065	5,840
7027543.SQ.FTS.B, Zero Cpn, 3/18/25	640	625
7027572.SQ.FTS.B, Zero Cpn, 3/18/25	37,664	31,442
7028336.SQ.FTS.B, Zero Cpn, 3/18/25	2,592	1,581
7028404.SQ.FTS.B, Zero Cpn, 3/18/25	572	554
7028413.SQ.FTS.B, Zero Cpn, 3/18/25	441	414
7028434.SQ.FTS.B, Zero Cpn, 3/18/25	909	826
7028447.SQ.FTS.B, Zero Cpn, 3/18/25	6,648	6,415
7028563.SQ.FTS.B, Zero Cpn, 3/18/25	32,450	31,505
7029261.SQ.FTS.B, Zero Cpn, 3/18/25	10,183	9,639
7029506.SQ.FTS.B, Zero Cpn, 3/18/25	3,521	2,951
7029563.SQ.FTS.B, Zero Cpn, 3/18/25	2,372	2,196
7029635.SQ.FTS.B, Zero Cpn, 3/18/25	1,513	1,494
7029684.SQ.FTS.B, Zero Cpn, 3/18/25	712	610
7029706.SQ.FTS.B, Zero Cpn, 3/18/25	7,769	7,165
7029890.SQ.FTS.B, Zero Cpn, 3/18/25	8,596	4,565
7030024.SQ.FTS.B, Zero Cpn, 3/18/25	999	863
7030033.SQ.FTS.B, Zero Cpn, 3/18/25	1,109	1,069
7030119.SQ.FTS.B, Zero Cpn, 3/18/25	3,921	3,852
7030310.SQ.FTS.B, Zero Cpn, 3/18/25	4,610	4,336
7030382.SQ.FTS.B, Zero Cpn, 3/18/25	379	356
7030393.SQ.FTS.B, Zero Cpn, 3/18/25	26,166	25,356
7030479.SQ.FTS.B, Zero Cpn, 3/19/25	7,237	6,951
7030704.SQ.FTS.B, Zero Cpn, 3/19/25	86	85
7030732.SQ.FTS.B, Zero Cpn, 3/19/25	2,678	2,580
7030828.SQ.FTS.B, Zero Cpn, 3/19/25	1,243	1,198
7030904.SQ.FTS.B, Zero Cpn, 3/19/25	1,537	1,439
7031031.SQ.FTS.B, Zero Cpn, 3/19/25	933	922
7031123.SQ.FTS.B, Zero Cpn, 3/19/25	659	637
7031129.SQ.FTS.B, Zero Cpn, 3/19/25	26,166	24,684
7031871.SQ.FTS.B, Zero Cpn, 3/19/25	2,425	2,316
7031934.SQ.FTS.B, Zero Cpn, 3/19/25	10,031	8,159
7032161.SQ.FTS.B, Zero Cpn, 3/19/25	38,966	37,545
7032821.SQ.FTS.B, Zero Cpn, 3/19/25	8,407	8,064
7032947.SQ.FTS.B, Zero Cpn, 3/19/25	8,437	8,104

Description	Principal Amount	Value

Block, Inc. (continued)
7033094.SQ.FTS.B, Zero Cpn, 3/19/25	$50,114	$48,249
7033869.SQ.FTS.B, Zero Cpn, 3/19/25	2,895	2,646
7033914.SQ.FTS.B, Zero Cpn, 3/19/25	37,400	36,231
7034191.SQ.FTS.B, Zero Cpn, 3/20/25	1,538	1,504
7034277.SQ.FTS.B, Zero Cpn, 3/20/25	3,199	3,084
7034420.SQ.FTS.B, Zero Cpn, 3/20/25	1,536	1,463
7034472.SQ.FTS.B, Zero Cpn, 3/20/25	3,211	3,160
7034652.SQ.FTS.B, Zero Cpn, 3/20/25	8,135	6,700
7035000.SQ.FTS.B, Zero Cpn, 3/20/25	7,038	6,577
7035164.SQ.FTS.B, Zero Cpn, 3/20/25	20,311	19,607
7036165.SQ.FTS.B, Zero Cpn, 3/20/25	6,631	6,495
7036310.SQ.FTS.B, Zero Cpn, 3/20/25	4,129	3,933
7036403.SQ.FTS.B, Zero Cpn, 3/20/25	60,723	56,751
7037313.SQ.FTS.B, Zero Cpn, 3/20/25	28,035	26,072
7037884.SQ.FTS.B, Zero Cpn, 3/20/25	1,501	1,418
7037911.SQ.FTS.B, Zero Cpn, 3/20/25	10,921	10,326
7039779.SQ.FTS.B, Zero Cpn, 3/21/25	2,084	1,935
7039840.SQ.FTS.B, Zero Cpn, 3/21/25	937	853
7039844.SQ.FTS.B, Zero Cpn, 3/21/25	18,627	17,297
7040271.SQ.FTS.B, Zero Cpn, 3/21/25	41,243	32,984
7041550.SQ.FTS.B, Zero Cpn, 3/21/25	21,536	20,597
7042050.SQ.FTS.B, Zero Cpn, 3/21/25	9,099	8,680
7042991.SQ.FTS.B, Zero Cpn, 3/21/25	6,605	6,466
7043237.SQ.FTS.B, Zero Cpn, 3/21/25	9,195	8,698
7043505.SQ.FTS.B, Zero Cpn, 3/21/25	1,108	1,080
7043528.SQ.FTS.B, Zero Cpn, 3/21/25	8,230	8,058
7043841.SQ.FTS.B, Zero Cpn, 3/22/25	594	576
7043883.SQ.FTS.B, Zero Cpn, 3/22/25	3,398	2,801
7044061.SQ.FTS.B, Zero Cpn, 3/22/25	2,991	2,910
7044180.SQ.FTS.B, Zero Cpn, 3/22/25	2,856	2,772
7044311.SQ.FTS.B, Zero Cpn, 3/22/25	3,595	3,297
7044387.SQ.FTS.B, Zero Cpn, 3/22/25	15,002	14,421
7045028.SQ.FTS.B, Zero Cpn, 3/22/25	1,085	1,052
7045062.SQ.FTS.B, Zero Cpn, 3/22/25	23,459	22,357
7045710.SQ.FTS.B, Zero Cpn, 3/22/25	7,389	6,944
7045994.SQ.FTS.B, Zero Cpn, 3/22/25	2,039	1,988
7046070.SQ.FTS.B, Zero Cpn, 3/22/25	5,940	5,735
7046224.SQ.FTS.B, Zero Cpn, 3/22/25	8,694	7,786
7046389.SQ.FTS.B, Zero Cpn, 3/22/25	862	658
7046392.SQ.FTS.B, Zero Cpn, 3/22/25	3,127	2,965
7046493.SQ.FTS.B, Zero Cpn, 3/22/25	1,237	1,107
7046545.SQ.FTS.B, Zero Cpn, 3/22/25	19,590	18,847
7046821.SQ.FTS.B, Zero Cpn, 3/22/25	1,552	1,418
7046841.SQ.FTS.B, Zero Cpn, 3/22/25	916	885
7046858.SQ.FTS.B, Zero Cpn, 3/22/25	19,124	18,134
7047078.SQ.FTS.B, Zero Cpn, 3/23/25	2,457	2,341
7047122.SQ.FTS.B, Zero Cpn, 3/23/25	3,237	3,122
7047159.SQ.FTS.B, Zero Cpn, 3/23/25	8,453	8,129
7047271.SQ.FTS.B, Zero Cpn, 3/23/25	2,884	2,670
7047312.SQ.FTS.B, Zero Cpn, 3/23/25	3,899	3,721
7047385.SQ.FTS.B, Zero Cpn, 3/23/25	4,398	4,099
7047435.SQ.FTS.B, Zero Cpn, 3/23/25	6,040	5,836
7047531.SQ.FTS.B, Zero Cpn, 3/23/25	29,545	25,182
7048082.SQ.FTS.B, Zero Cpn, 3/24/25	5,263	5,034
7048214.SQ.FTS.B, Zero Cpn, 3/24/25	2,787	2,690
7048272.SQ.FTS.B, Zero Cpn, 3/24/25	3,248	3,057
7048331.SQ.FTS.B, Zero Cpn, 3/24/25	9,140	8,825
7048502.SQ.FTS.B, Zero Cpn, 3/24/25	7,940	7,766

50	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7048665.SQ.FTS.B, Zero Cpn, 3/24/25	$1,248	$1,193
7048690.SQ.FTS.B, Zero Cpn, 3/24/25	1,928	1,848
7048720.SQ.FTS.B, Zero Cpn, 3/24/25	4,219	4,023
7048994.SQ.FTS.B, Zero Cpn, 3/25/25	3,525	2,948
7049095.SQ.FTS.B, Zero Cpn, 3/25/25	12,362	12,024
7049571.SQ.FTS.B, Zero Cpn, 3/25/25	741	724
7049616.SQ.FTS.B, Zero Cpn, 3/25/25	1,752	1,685
7049703.SQ.FTS.B, Zero Cpn, 3/25/25	33,119	30,904
7050280.SQ.FTS.B, Zero Cpn, 3/25/25	1,085	1,016
7050291.SQ.FTS.B, Zero Cpn, 3/25/25	11,463	10,994
7050514.SQ.FTS.B, Zero Cpn, 3/25/25	382	368
7050520.SQ.FTS.B, Zero Cpn, 3/25/25	3,719	2,856
7050555.SQ.FTS.B, Zero Cpn, 3/25/25	14,711	14,163
7050699.SQ.FTS.B, Zero Cpn, 3/25/25	1,636	1,611
7050735.SQ.FTS.B, Zero Cpn, 3/25/25	424	320
7050844.SQ.FTS.B, Zero Cpn, 3/25/25	30,452	29,267
7051263.SQ.FTS.B, Zero Cpn, 3/25/25	46,473	45,228
7052133.SQ.FTS.B, Zero Cpn, 3/25/25	22,823	16,576
7052455.SQ.FTS.B, Zero Cpn, 3/25/25	12,599	12,116
7052659.SQ.FTS.B, Zero Cpn, 3/25/25	2,020	1,768
7052715.SQ.FTS.B, Zero Cpn, 3/26/25	7,746	7,248
7052845.SQ.FTS.B, Zero Cpn, 3/26/25	3,476	3,383
7052889.SQ.FTS.B, Zero Cpn, 3/26/25	987	924
7052909.SQ.FTS.B, Zero Cpn, 3/26/25	8,202	7,884
7053123.SQ.FTS.B, Zero Cpn, 3/26/25	1,010	928
7053160.SQ.FTS.B, Zero Cpn, 3/26/25	5,126	4,934
7053310.SQ.FTS.B, Zero Cpn, 3/26/25	13,545	12,568
7053791.SQ.FTS.B, Zero Cpn, 3/26/25	6,683	6,398
7053936.SQ.FTS.B, Zero Cpn, 3/26/25	4,279	4,082
7054028.SQ.FTS.B, Zero Cpn, 3/26/25	1,911	1,855
7054093.SQ.FTS.B, Zero Cpn, 3/26/25	24,984	23,680
7054475.SQ.FTS.B, Zero Cpn, 3/26/25	1,630	1,567
7054599.SQ.FTS.B, Zero Cpn, 3/26/25	14,223	13,167
7055837.SQ.FTS.B, Zero Cpn, 3/27/25	10,509	10,265
7056058.SQ.FTS.B, Zero Cpn, 3/27/25	5,837	5,629
7056143.SQ.FTS.B, Zero Cpn, 3/27/25	677	643
7056161.SQ.FTS.B, Zero Cpn, 3/27/25	37,554	35,977
7057253.SQ.FTS.B, Zero Cpn, 3/27/25	13,941	13,256
7057796.SQ.FTS.B, Zero Cpn, 3/27/25	7,112	6,617
7057925.SQ.FTS.B, Zero Cpn, 3/27/25	11,290	9,635
7058350.SQ.FTS.B, Zero Cpn, 3/27/25	2,116	2,019
7058362.SQ.FTS.B, Zero Cpn, 3/27/25	1,723	1,644
7058398.SQ.FTS.B, Zero Cpn, 3/27/25	4,989	4,711
7058518.SQ.FTS.B, Zero Cpn, 3/27/25	2,123	2,085
7058696.SQ.FTS.B, Zero Cpn, 3/27/25	2,804	2,716
7058745.SQ.FTS.B, Zero Cpn, 3/27/25	7,250	6,887
7060939.SQ.FTS.B, Zero Cpn, 3/28/25	4,176	3,651
7061046.SQ.FTS.B, Zero Cpn, 3/28/25	2,326	2,235
7061083.SQ.FTS.B, Zero Cpn, 3/28/25	3,579	3,431
7061181.SQ.FTS.B, Zero Cpn, 3/28/25	2,981	2,838
7061256.SQ.FTS.B, Zero Cpn, 3/28/25	6,701	6,367
7061383.SQ.FTS.B, Zero Cpn, 3/28/25	4,496	4,310
7061451.SQ.FTS.B, Zero Cpn, 3/28/25	10,499	9,629
7061555.SQ.FTS.B, Zero Cpn, 3/28/25	896	868
7061598.SQ.FTS.B, Zero Cpn, 3/28/25	342	329
7061616.SQ.FTS.B, Zero Cpn, 3/28/25	727	702
7061648.SQ.FTS.B, Zero Cpn, 3/28/25	13,566	12,815
7062042.SQ.FTS.B, Zero Cpn, 3/28/25	19,862	19,094

Description	Principal Amount	Value

Block, Inc. (continued)
7062519.SQ.FTS.B, Zero Cpn, 3/28/25	$11,645	$10,361
7062693.SQ.FTS.B, Zero Cpn, 3/28/25	34,416	33,209
7063310.SQ.FTS.B, Zero Cpn, 3/28/25	34,772	33,539
7063540.SQ.FTS.B, Zero Cpn, 3/28/25	22,090	21,080
7063951.SQ.FTS.B, Zero Cpn, 3/28/25	12,137	11,666
7064257.SQ.FTS.B, Zero Cpn, 3/28/25	1,597	1,524
7064274.SQ.FTS.B, Zero Cpn, 3/28/25	25,274	24,299
7064832.SQ.FTS.B, Zero Cpn, 3/29/25	3,544	3,418
7064938.SQ.FTS.B, Zero Cpn, 3/29/25	12,507	12,015
7065357.SQ.FTS.B, Zero Cpn, 3/29/25	2,930	2,765
7065493.SQ.FTS.B, Zero Cpn, 3/29/25	30,931	29,454
7066201.SQ.FTS.B, Zero Cpn, 3/29/25	2,489	2,177
7066220.SQ.FTS.B, Zero Cpn, 3/29/25	10,186	9,677
7066375.SQ.FTS.B, Zero Cpn, 3/29/25	1,387	1,350
7066416.SQ.FTS.B, Zero Cpn, 3/29/25	31,490	24,104
7066581.SQ.FTS.B, Zero Cpn, 3/29/25	24,856	23,753
7066794.SQ.FTS.B, Zero Cpn, 3/29/25	6,803	6,222
7066956.SQ.FTS.B, Zero Cpn, 3/29/25	1,782	1,616
7067009.SQ.FTS.B, Zero Cpn, 3/29/25	2,678	2,277
7067157.SQ.FTS.B, Zero Cpn, 3/29/25	3,006	2,887
7067185.SQ.FTS.B, Zero Cpn, 3/29/25	14,437	10,163
7067434.SQ.FTS.B, Zero Cpn, 3/29/25	8,883	8,489
7067782.SQ.FTS.B, Zero Cpn, 3/29/25	4,724	4,583
7067986.SQ.FTS.B, Zero Cpn, 3/29/25	1,778	1,689
7068055.SQ.FTS.B, Zero Cpn, 3/29/25	16,930	16,196
7068149.SQ.FTS.B, Zero Cpn, 3/30/25	4,313	4,129
7068193.SQ.FTS.B, Zero Cpn, 3/30/25	7,479	6,955
7068247.SQ.FTS.B, Zero Cpn, 3/30/25	5,561	5,366
7068308.SQ.FTS.B, Zero Cpn, 3/30/25	4,597	4,443
7068405.SQ.FTS.B, Zero Cpn, 3/30/25	1,896	1,839
7068427.SQ.FTS.B, Zero Cpn, 3/30/25	6,813	6,575
7068504.SQ.FTS.B, Zero Cpn, 3/30/25	8,492	8,235
7068672.SQ.FTS.B, Zero Cpn, 3/30/25	3,603	3,453
7068719.SQ.FTS.B, Zero Cpn, 3/30/25	23,172	21,268
7068937.SQ.FTS.B, Zero Cpn, 3/30/25	2,746	2,629
7068957.SQ.FTS.B, Zero Cpn, 3/30/25	506	481
7068991.SQ.FTS.B, Zero Cpn, 3/30/25	6,352	6,063
7069074.SQ.FTS.B, Zero Cpn, 4/01/25	7,231	6,637
7069154.SQ.FTS.B, Zero Cpn, 4/01/25	10,310	9,906
7069274.SQ.FTS.B, Zero Cpn, 4/01/25	291	283
7069279.SQ.FTS.B, Zero Cpn, 4/01/25	8,501	8,204
7069414.SQ.FTS.B, Zero Cpn, 4/01/25	4,103	3,953
7069474.SQ.FTS.B, Zero Cpn, 4/01/25	5,109	4,891
7069512.SQ.FTS.B, Zero Cpn, 4/01/25	5,142	4,942
7069563.SQ.FTS.B, Zero Cpn, 4/01/25	11,360	10,839
7069644.SQ.FTS.B, Zero Cpn, 4/01/25	1,122	1,068
7069658.SQ.FTS.B, Zero Cpn, 4/01/25	10,300	9,950
7069780.SQ.FTS.B, Zero Cpn, 4/01/25	2,624	2,493
7070100.SQ.FTS.B, Zero Cpn, 4/02/25	9,557	8,939
7070164.SQ.FTS.B, Zero Cpn, 4/02/25	14,810	14,141
7071088.SQ.FTS.B, Zero Cpn, 4/02/25	29,641	28,465
7071629.SQ.FTS.B, Zero Cpn, 4/02/25	11,803	10,363
7071799.SQ.FTS.B, Zero Cpn, 4/02/25	1,663	1,598
7071816.SQ.FTS.B, Zero Cpn, 4/02/25	11,565	11,150
7071976.SQ.FTS.B, Zero Cpn, 4/02/25	4,895	4,496
7072006.SQ.FTS.B, Zero Cpn, 4/02/25	14,255	13,502
7072124.SQ.FTS.B, Zero Cpn, 4/02/25	2,589	2,432
7072196.SQ.FTS.B, Zero Cpn, 4/02/25	1,350	1,315

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	51

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7072227.SQ.FTS.B, Zero Cpn, 4/02/25	$1,399	$1,344
7072264.SQ.FTS.B, Zero Cpn, 4/02/25	2,165	2,086
7072319.SQ.FTS.B, Zero Cpn, 4/02/25	13,766	13,325
7072580.SQ.FTS.B, Zero Cpn, 4/02/25	64,563	61,700
7073685.SQ.FTS.B, Zero Cpn, 4/02/25	9,760	9,378
7073763.SQ.FTS.B, Zero Cpn, 4/02/25	3,748	3,621
7074012.SQ.FTS.B, Zero Cpn, 4/03/25	5,027	4,839
7074076.SQ.FTS.B, Zero Cpn, 4/03/25	1,089	1,048
7074091.SQ.FTS.B, Zero Cpn, 4/03/25	6,199	5,991
7074155.SQ.FTS.B, Zero Cpn, 4/03/25	4,553	4,373
7074185.SQ.FTS.B, Zero Cpn, 4/03/25	37,063	35,494
7074942.SQ.FTS.B, Zero Cpn, 4/03/25	1,496	1,467
7075011.SQ.FTS.B, Zero Cpn, 4/03/25	6,038	5,818
7075160.SQ.FTS.B, Zero Cpn, 4/03/25	7,737	7,399
7075285.SQ.FTS.B, Zero Cpn, 4/03/25	15,725	14,964
7075539.SQ.FTS.B, Zero Cpn, 4/03/25	7,467	7,122
7075651.SQ.FTS.B, Zero Cpn, 4/03/25	5,251	4,616
7075721.SQ.FTS.B, Zero Cpn, 4/03/25	12,803	12,126
7075883.SQ.FTS.B, Zero Cpn, 4/03/25	23,686	21,667
7076212.SQ.FTS.B, Zero Cpn, 4/03/25	4,702	4,452
7076337.SQ.FTS.B, Zero Cpn, 4/03/25	3,351	3,247
7076426.SQ.FTS.B, Zero Cpn, 4/03/25	7,854	7,438
7076523.SQ.FTS.B, Zero Cpn, 4/03/25	8,417	8,156
7076846.SQ.FTS.B, Zero Cpn, 4/03/25	9,274	8,152
7076965.SQ.FTS.B, Zero Cpn, 4/03/25	17,179	16,449
7077186.SQ.FTS.B, Zero Cpn, 4/03/25	560	540
7077191.SQ.FTS.B, Zero Cpn, 4/03/25	7,305	7,032
7077244.SQ.FTS.B, Zero Cpn, 4/03/25	48,072	46,026
7077841.SQ.FTS.B, Zero Cpn, 4/04/25	1,420	1,328
7077874.SQ.FTS.B, Zero Cpn, 4/04/25	1,941	1,746
7077910.SQ.FTS.B, Zero Cpn, 4/04/25	2,618	2,449
7077940.SQ.FTS.B, Zero Cpn, 4/04/25	4,653	4,475
7078012.SQ.FTS.B, Zero Cpn, 4/04/25	3,473	3,055
7078070.SQ.FTS.B, Zero Cpn, 4/04/25	5,545	5,289
7078200.SQ.FTS.B, Zero Cpn, 4/04/25	9,027	8,591
7078421.SQ.FTS.B, Zero Cpn, 4/04/25	4,937	4,492
7078532.SQ.FTS.B, Zero Cpn, 4/04/25	770	748
7078561.SQ.FTS.B, Zero Cpn, 4/04/25	2,233	2,156
7078663.SQ.FTS.B, Zero Cpn, 4/04/25	1,396	1,271
7078692.SQ.FTS.B, Zero Cpn, 4/04/25	2,095	2,011
7078724.SQ.FTS.B, Zero Cpn, 4/04/25	2,978	2,878
7078789.SQ.FTS.B, Zero Cpn, 4/04/25	6,195	5,457
7078908.SQ.FTS.B, Zero Cpn, 4/04/25	7,003	6,701
7079036.SQ.FTS.B, Zero Cpn, 4/04/25	2,634	2,479
7079091.SQ.FTS.B, Zero Cpn, 4/04/25	4,792	4,519
7079186.SQ.FTS.B, Zero Cpn, 4/04/25	875	850
7079220.SQ.FTS.B, Zero Cpn, 4/04/25	412	398
7079295.SQ.FTS.B, Zero Cpn, 4/04/25	2,279	2,184
7079333.SQ.FTS.B, Zero Cpn, 4/04/25	28,035	26,821
7079644.SQ.FTS.B, Zero Cpn, 4/04/25	1,243	1,167
7079669.SQ.FTS.B, Zero Cpn, 4/04/25	2,569	2,493
7079720.SQ.FTS.B, Zero Cpn, 4/04/25	1,218	1,131
7079743.SQ.FTS.B, Zero Cpn, 4/04/25	11,152	10,773
7079893.SQ.FTS.B, Zero Cpn, 4/04/25	2,094	1,976
7079914.SQ.FTS.B, Zero Cpn, 4/04/25	28,136	27,138
7080218.SQ.FTS.B, Zero Cpn, 4/04/25	2,134	2,049
7080256.SQ.FTS.B, Zero Cpn, 4/04/25	10,871	10,408
7080379.SQ.FTS.B, Zero Cpn, 4/04/25	9,302	8,936

Description	Principal Amount	Value

Block, Inc. (continued)
7080513.SQ.FTS.B, Zero Cpn, 4/04/25	$6,989	$6,751
7080603.SQ.FTS.B, Zero Cpn, 4/04/25	41,996	35,986
7081152.SQ.FTS.B, Zero Cpn, 4/04/25	8,675	8,379
7084979.SQ.FTS.B, Zero Cpn, 4/05/25	2,841	2,701
7085123.SQ.FTS.B, Zero Cpn, 4/05/25	28,168	27,084
7085706.SQ.FTS.B, Zero Cpn, 4/05/25	4,260	4,090
7085866.SQ.FTS.B, Zero Cpn, 4/05/25	8,049	7,640
7086050.SQ.FTS.B, Zero Cpn, 4/05/25	2,006	1,938
7086115.SQ.FTS.B, Zero Cpn, 4/05/25	10,392	9,951
7086320.SQ.FTS.B, Zero Cpn, 4/05/25	3,264	2,919
7086396.SQ.FTS.B, Zero Cpn, 4/05/25	2,446	2,187
7086424.SQ.FTS.B, Zero Cpn, 4/05/25	3,092	2,977
7086495.SQ.FTS.B, Zero Cpn, 4/05/25	14,993	14,195
7086691.SQ.FTS.B, Zero Cpn, 4/05/25	2,572	2,118
7086727.SQ.FTS.B, Zero Cpn, 4/05/25	13,973	13,483
7086921.SQ.FTS.B, Zero Cpn, 4/05/25	2,535	2,425
7086959.SQ.FTS.B, Zero Cpn, 4/05/25	7,237	6,960
7087126.SQ.FTS.B, Zero Cpn, 4/05/25	473	384
7087146.SQ.FTS.B, Zero Cpn, 4/05/25	6,301	5,293
7087211.SQ.FTS.B, Zero Cpn, 4/05/25	8,194	7,888
7087393.SQ.FTS.B, Zero Cpn, 4/05/25	3,335	3,202
7087434.SQ.FTS.B, Zero Cpn, 4/05/25	1,237	1,188
7087454.SQ.FTS.B, Zero Cpn, 4/05/25	7,870	6,612
7087484.SQ.FTS.B, Zero Cpn, 4/05/25	3,664	3,525
7087577.SQ.FTS.B, Zero Cpn, 4/05/25	28,016	26,882
7087865.SQ.FTS.B, Zero Cpn, 4/05/25	3,144	3,053
7087936.SQ.FTS.B, Zero Cpn, 4/05/25	7,780	7,495
7088015.SQ.FTS.B, Zero Cpn, 4/05/25	4,310	4,165
7088106.SQ.FTS.B, Zero Cpn, 4/05/25	3,843	3,692
7088171.SQ.FTS.B, Zero Cpn, 4/05/25	3,605	3,467
7088207.SQ.FTS.B, Zero Cpn, 4/05/25	4,043	3,886
7088271.SQ.FTS.B, Zero Cpn, 4/05/25	4,614	4,395
7088370.SQ.FTS.B, Zero Cpn, 4/05/25	15,257	14,666
7088605.SQ.FTS.B, Zero Cpn, 4/05/25	20,192	19,375
7088952.SQ.FTS.B, Zero Cpn, 4/06/25	6,135	5,902
7089120.SQ.FTS.B, Zero Cpn, 4/06/25	989	949
7089133.SQ.FTS.B, Zero Cpn, 4/06/25	6,199	5,932
7089212.SQ.FTS.B, Zero Cpn, 4/06/25	43,223	40,272
7090190.SQ.FTS.B, Zero Cpn, 4/06/25	6,468	4,695
7090273.SQ.FTS.B, Zero Cpn, 4/06/25	1,749	1,682
7090338.SQ.FTS.B, Zero Cpn, 4/06/25	62,560	59,868
7090983.SQ.FTS.B, Zero Cpn, 4/06/25	46,926	44,900
7091480.SQ.FTS.B, Zero Cpn, 4/06/25	22,615	21,573
7091649.SQ.FTS.B, Zero Cpn, 4/06/25	9,731	9,352
7091768.SQ.FTS.B, Zero Cpn, 4/06/25	933	904
7091786.SQ.FTS.B, Zero Cpn, 4/06/25	5,220	5,022
7091881.SQ.FTS.B, Zero Cpn, 4/06/25	30,301	27,712
7092243.SQ.FTS.B, Zero Cpn, 4/06/25	2,219	2,092
7092309.SQ.FTS.B, Zero Cpn, 4/06/25	996	969
7092357.SQ.FTS.B, Zero Cpn, 4/07/25	4,976	4,781
7092465.SQ.FTS.B, Zero Cpn, 4/07/25	4,783	4,574
7092567.SQ.FTS.B, Zero Cpn, 4/07/25	2,655	2,591
7092668.SQ.FTS.B, Zero Cpn, 4/07/25	4,291	4,154
7092804.SQ.FTS.B, Zero Cpn, 4/07/25	1,127	1,083
7092824.SQ.FTS.B, Zero Cpn, 4/07/25	15,356	14,743
7093110.SQ.FTS.B, Zero Cpn, 4/07/25	2,230	2,153
7093282.SQ.FTS.B, Zero Cpn, 4/08/25	4,412	4,247
7093413.SQ.FTS.B, Zero Cpn, 4/08/25	3,509	3,368

52	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7093504.SQ.FTS.B, Zero Cpn, 4/08/25	$1,836	$1,720
7093549.SQ.FTS.B, Zero Cpn, 4/08/25	1,115	1,054
7093567.SQ.FTS.B, Zero Cpn, 4/08/25	3,253	3,123
7093652.SQ.FTS.B, Zero Cpn, 4/08/25	2,972	2,838
7093717.SQ.FTS.B, Zero Cpn, 4/08/25	2,007	1,907
7093756.SQ.FTS.B, Zero Cpn, 4/08/25	1,126	1,071
7093794.SQ.FTS.B, Zero Cpn, 4/08/25	2,460	2,205
7093904.SQ.FTS.B, Zero Cpn, 4/08/25	1,121	1,063
7093930.SQ.FTS.B, Zero Cpn, 4/09/25	2,931	2,832
7094104.SQ.FTS.B, Zero Cpn, 4/09/25	3,859	3,706
7094204.SQ.FTS.B, Zero Cpn, 4/09/25	2,107	2,026
7094242.SQ.FTS.B, Zero Cpn, 4/09/25	2,792	2,684
7094277.SQ.FTS.B, Zero Cpn, 4/09/25	4,352	4,184
7094350.SQ.FTS.B, Zero Cpn, 4/09/25	3,649	3,434
7094404.SQ.FTS.B, Zero Cpn, 4/09/25	2,622	2,523
7094477.SQ.FTS.B, Zero Cpn, 4/09/25	10,380	9,887
7094628.SQ.FTS.B, Zero Cpn, 4/09/25	11,221	10,790
7094790.SQ.FTS.B, Zero Cpn, 4/09/25	6,386	5,960
7094866.SQ.FTS.B, Zero Cpn, 4/09/25	5,326	4,357
7094902.SQ.FTS.B, Zero Cpn, 4/09/25	1,716	1,654
7094918.SQ.FTS.B, Zero Cpn, 4/09/25	4,552	4,367
7094993.SQ.FTS.B, Zero Cpn, 4/09/25	2,846	2,720
7095034.SQ.FTS.B, Zero Cpn, 4/09/25	4,825	4,646
7095103.SQ.FTS.B, Zero Cpn, 4/09/25	1,424	1,326
7095135.SQ.FTS.B, Zero Cpn, 4/09/25	1,997	1,919
7095173.SQ.FTS.B, Zero Cpn, 4/09/25	5,265	5,062
7095264.SQ.FTS.B, Zero Cpn, 4/09/25	4,611	4,160
7095328.SQ.FTS.B, Zero Cpn, 4/09/25	2,164	2,059
7095363.SQ.FTS.B, Zero Cpn, 4/09/25	12,709	12,214
7095782.SQ.FTS.B, Zero Cpn, 4/10/25	1,513	1,452
7095807.SQ.FTS.B, Zero Cpn, 4/10/25	2,044	1,949
7095854.SQ.FTS.B, Zero Cpn, 4/10/25	3,970	2,919
7095902.SQ.FTS.B, Zero Cpn, 4/10/25	31,624	30,354
7096903.SQ.FTS.B, Zero Cpn, 4/10/25	4,643	4,468
7097085.SQ.FTS.B, Zero Cpn, 4/10/25	8,909	8,563
7097323.SQ.FTS.B, Zero Cpn, 4/10/25	1,226	1,180
7097349.SQ.FTS.B, Zero Cpn, 4/10/25	3,295	2,889
7097404.SQ.FTS.B, Zero Cpn, 4/10/25	6,537	6,319
7097525.SQ.FTS.B, Zero Cpn, 4/10/25	17,458	16,994
7098143.SQ.FTS.B, Zero Cpn, 4/10/25	4,120	3,966
7098247.SQ.FTS.B, Zero Cpn, 4/10/25	31,706	30,573
7098896.SQ.FTS.B, Zero Cpn, 4/10/25	1,852	1,780
7098914.SQ.FTS.B, Zero Cpn, 4/10/25	1,227	1,189
7098927.SQ.FTS.B, Zero Cpn, 4/10/25	3,930	3,804
7099051.SQ.FTS.B, Zero Cpn, 4/10/25	1,978	1,843
7099111.SQ.FTS.B, Zero Cpn, 4/11/25	1,854	1,785
7099180.SQ.FTS.B, Zero Cpn, 4/11/25	1,483	1,432
7099200.SQ.FTS.B, Zero Cpn, 4/11/25	14,418	11,404
7099395.SQ.FTS.B, Zero Cpn, 4/11/25	2,228	2,128
7099435.SQ.FTS.B, Zero Cpn, 4/11/25	4,467	4,242
7099511.SQ.FTS.B, Zero Cpn, 4/11/25	1,664	1,606
7099566.SQ.FTS.B, Zero Cpn, 4/11/25	20,669	19,923
7099951.SQ.FTS.B, Zero Cpn, 4/11/25	7,416	6,086
7100019.SQ.FTS.B, Zero Cpn, 4/11/25	18,340	17,688
7100197.SQ.FTS.B, Zero Cpn, 4/11/25	2,953	2,821
7100221.SQ.FTS.B, Zero Cpn, 4/11/25	3,613	3,453
7100274.SQ.FTS.B, Zero Cpn, 4/11/25	6,112	5,869
7100345.SQ.FTS.B, Zero Cpn, 4/11/25	1,416	1,364

Description	Principal Amount	Value

Block, Inc. (continued)
7100381.SQ.FTS.B, Zero Cpn, 4/11/25	$28,060	$25,189
7101445.SQ.FTS.B, Zero Cpn, 4/11/25	651	631
7101458.SQ.FTS.B, Zero Cpn, 4/11/25	2,312	2,030
7101497.SQ.FTS.B, Zero Cpn, 4/11/25	2,367	2,276
7101514.SQ.FTS.B, Zero Cpn, 4/11/25	488	475
7101517.SQ.FTS.B, Zero Cpn, 4/11/25	2,555	2,333
7101547.SQ.FTS.B, Zero Cpn, 4/11/25	1,725	1,582
7101559.SQ.FTS.B, Zero Cpn, 4/11/25	34,296	33,107
7102201.SQ.FTS.B, Zero Cpn, 4/11/25	39,724	33,668
7102475.SQ.FTS.B, Zero Cpn, 4/11/25	2,503	2,348
7102598.SQ.FTS.B, Zero Cpn, 4/11/25	6,571	6,346
7102658.SQ.FTS.B, Zero Cpn, 4/11/25	6,633	6,117
7102688.SQ.FTS.B, Zero Cpn, 4/11/25	5,909	5,673
7102711.SQ.FTS.B, Zero Cpn, 4/11/25	37,529	35,772
7105125.SQ.FTS.B, Zero Cpn, 4/12/25	3,972	3,716
7105187.SQ.FTS.B, Zero Cpn, 4/12/25	383	373
7105202.SQ.FTS.B, Zero Cpn, 4/12/25	3,002	2,113
7105322.SQ.FTS.B, Zero Cpn, 4/12/25	17,221	16,454
7105586.SQ.FTS.B, Zero Cpn, 4/12/25	9,370	9,003
7105844.SQ.FTS.B, Zero Cpn, 4/12/25	3,582	3,471
7105967.SQ.FTS.B, Zero Cpn, 4/12/25	4,882	4,084
7106088.SQ.FTS.B, Zero Cpn, 4/12/25	2,340	2,273
7106207.SQ.FTS.B, Zero Cpn, 4/12/25	3,188	2,801
7106250.SQ.FTS.B, Zero Cpn, 4/12/25	8,550	7,396
7106347.SQ.FTS.B, Zero Cpn, 4/12/25	7,898	7,480
7106519.SQ.FTS.B, Zero Cpn, 4/12/25	6,133	5,657
7106639.SQ.FTS.B, Zero Cpn, 4/12/25	14,454	13,911
7106856.SQ.FTS.B, Zero Cpn, 4/12/25	2,842	2,684
7106904.SQ.FTS.B, Zero Cpn, 4/12/25	3,084	2,966
7106935.SQ.FTS.B, Zero Cpn, 4/12/25	38,311	36,803
7107390.SQ.FTS.B, Zero Cpn, 4/12/25	17,062	16,321
7107540.SQ.FTS.B, Zero Cpn, 4/12/25	1,646	1,584
7107557.SQ.FTS.B, Zero Cpn, 4/12/25	4,546	3,603
7107594.SQ.FTS.B, Zero Cpn, 4/12/25	15,406	14,865
7107852.SQ.FTS.B, Zero Cpn, 4/12/25	35,595	30,201
7108154.SQ.FTS.B, Zero Cpn, 4/12/25	1,478	1,391
7108192.SQ.FTS.B, Zero Cpn, 4/12/25	4,096	3,861
7108221.SQ.FTS.B, Zero Cpn, 4/12/25	1,672	1,447
7108252.SQ.FTS.B, Zero Cpn, 4/12/25	4,161	4,007
7108306.SQ.FTS.B, Zero Cpn, 4/12/25	5,492	5,257
7108363.SQ.FTS.B, Zero Cpn, 4/12/25	3,911	3,756
7108416.SQ.FTS.B, Zero Cpn, 4/12/25	14,782	14,072
7108631.SQ.FTS.B, Zero Cpn, 4/12/25	22,825	21,901
7108792.SQ.FTS.B, Zero Cpn, 4/13/25	2,972	2,851
7108842.SQ.FTS.B, Zero Cpn, 4/13/25	1,416	1,353
7108865.SQ.FTS.B, Zero Cpn, 4/13/25	1,036	997
7108878.SQ.FTS.B, Zero Cpn, 4/13/25	2,861	2,628
7108951.SQ.FTS.B, Zero Cpn, 4/13/25	44,602	42,932
7110054.SQ.FTS.B, Zero Cpn, 4/13/25	21,670	20,626
7110407.SQ.FTS.B, Zero Cpn, 4/13/25	1,023	939
7110432.SQ.FTS.B, Zero Cpn, 4/13/25	3,927	3,767
7110485.SQ.FTS.B, Zero Cpn, 4/13/25	40,787	39,206
7110949.SQ.FTS.B, Zero Cpn, 4/13/25	1,799	1,732
7110966.SQ.FTS.B, Zero Cpn, 4/13/25	274	266
7110969.SQ.FTS.B, Zero Cpn, 4/13/25	1,903	1,566
7110985.SQ.FTS.B, Zero Cpn, 4/13/25	6,486	6,235
7111018.SQ.FTS.B, Zero Cpn, 4/13/25	3,082	2,401
7111043.SQ.FTS.B, Zero Cpn, 4/13/25	3,364	3,157

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	53

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7111060.SQ.FTS.B, Zero Cpn, 4/13/25	$1,779	$1,720
7111089.SQ.FTS.B, Zero Cpn, 4/13/25	1,720	1,643
7111107.SQ.FTS.B, Zero Cpn, 4/13/25	6,272	5,910
7111151.SQ.FTS.B, Zero Cpn, 4/13/25	4,943	4,200
7111306.SQ.FTS.B, Zero Cpn, 4/13/25	1,771	1,703
7111321.SQ.FTS.B, Zero Cpn, 4/13/25	704	680
7111327.SQ.FTS.B, Zero Cpn, 4/13/25	1,367	1,335
7111344.SQ.FTS.B, Zero Cpn, 4/13/25	882	844
7111351.SQ.FTS.B, Zero Cpn, 4/13/25	4,337	4,158
7111382.SQ.FTS.B, Zero Cpn, 4/13/25	4,587	4,404
7111444.SQ.FTS.B, Zero Cpn, 4/13/25	6,250	5,886
7111729.SQ.FTS.B, Zero Cpn, 4/13/25	3,842	3,408
7111743.SQ.FTS.B, Zero Cpn, 4/13/25	6,423	6,159
7111785.SQ.FTS.B, Zero Cpn, 4/13/25	7,080	6,828
7112031.SQ.FTS.B, Zero Cpn, 4/14/25	1,016	947
7112058.SQ.FTS.B, Zero Cpn, 4/14/25	1,994	1,849
7112088.SQ.FTS.B, Zero Cpn, 4/14/25	6,924	6,649
7112185.SQ.FTS.B, Zero Cpn, 4/14/25	28,637	25,420
7112526.SQ.FTS.B, Zero Cpn, 4/14/25	1,303	1,253
7112553.SQ.FTS.B, Zero Cpn, 4/14/25	1,711	1,629
7112573.SQ.FTS.B, Zero Cpn, 4/14/25	2,089	2,019
7112613.SQ.FTS.B, Zero Cpn, 4/14/25	9,382	9,003
7112777.SQ.FTS.B, Zero Cpn, 4/14/25	1,118	1,071
7112790.SQ.FTS.B, Zero Cpn, 4/14/25	9,283	8,929
7112931.SQ.FTS.B, Zero Cpn, 4/14/25	5,910	5,654
7113014.SQ.FTS.B, Zero Cpn, 4/15/25	3,020	2,914
7113067.SQ.FTS.B, Zero Cpn, 4/15/25	3,790	3,547
7113125.SQ.FTS.B, Zero Cpn, 4/15/25	3,254	3,097
7113170.SQ.FTS.B, Zero Cpn, 4/15/25	2,922	2,490
7113219.SQ.FTS.B, Zero Cpn, 4/15/25	3,415	2,910
7113295.SQ.FTS.B, Zero Cpn, 4/15/25	10,753	10,229
7113472.SQ.FTS.B, Zero Cpn, 4/15/25	5,491	5,186
7113545.SQ.FTS.B, Zero Cpn, 4/15/25	4,786	4,464
7113614.SQ.FTS.B, Zero Cpn, 4/15/25	2,462	2,367
7113651.SQ.FTS.B, Zero Cpn, 4/15/25	623	585
7113660.SQ.FTS.B, Zero Cpn, 4/15/25	830	805
7113677.SQ.FTS.B, Zero Cpn, 4/15/25	897	846
7113692.SQ.FTS.B, Zero Cpn, 4/15/25	5,581	5,368
7113786.SQ.FTS.B, Zero Cpn, 4/15/25	358	347
7114087.SQ.FTS.B, Zero Cpn, 4/16/25	383	370
7114099.SQ.FTS.B, Zero Cpn, 4/16/25	2,728	2,555
7114140.SQ.FTS.B, Zero Cpn, 4/16/25	11,105	10,668
7114578.SQ.FTS.B, Zero Cpn, 4/16/25	1,608	1,550
7114687.SQ.FTS.B, Zero Cpn, 4/16/25	9,145	8,791
7115000.SQ.FTS.B, Zero Cpn, 4/16/25	5,090	4,917
7115137.SQ.FTS.B, Zero Cpn, 4/16/25	2,294	2,206
7115235.SQ.FTS.B, Zero Cpn, 4/16/25	2,770	2,665
7115279.SQ.FTS.B, Zero Cpn, 4/16/25	4,393	4,249
7115383.SQ.FTS.B, Zero Cpn, 4/16/25	26,473	25,472
7115864.SQ.FTS.B, Zero Cpn, 4/16/25	1,923	1,830
7115905.SQ.FTS.B, Zero Cpn, 4/16/25	7,293	6,622
7116002.SQ.FTS.B, Zero Cpn, 4/16/25	13,414	12,880
7116213.SQ.FTS.B, Zero Cpn, 4/16/25	758	724
7116229.SQ.FTS.B, Zero Cpn, 4/16/25	3,366	3,236
7116259.SQ.FTS.B, Zero Cpn, 4/16/25	852	823
7116269.SQ.FTS.B, Zero Cpn, 4/16/25	1,144	1,100
7116282.SQ.FTS.B, Zero Cpn, 4/16/25	34,853	33,421
7116806.SQ.FTS.B, Zero Cpn, 4/16/25	26,763	25,662

Description	Principal Amount	Value

Block, Inc. (continued)
7117161.SQ.FTS.B, Zero Cpn, 4/16/25	$12,064	$11,493
7117321.SQ.FTS.B, Zero Cpn, 4/16/25	1,131	1,084
7117360.SQ.FTS.B, Zero Cpn, 4/16/25	30,005	28,023
7117683.SQ.FTS.B, Zero Cpn, 4/17/25	5,322	5,060
7117787.SQ.FTS.B, Zero Cpn, 4/17/25	6,084	5,775
7117898.SQ.FTS.B, Zero Cpn, 4/17/25	1,341	1,288
7117918.SQ.FTS.B, Zero Cpn, 4/17/25	3,779	3,654
7118071.SQ.FTS.B, Zero Cpn, 4/17/25	31,943	30,273
7118828.SQ.FTS.B, Zero Cpn, 4/17/25	3,469	3,327
7118894.SQ.FTS.B, Zero Cpn, 4/17/25	1,171	1,134
7118903.SQ.FTS.B, Zero Cpn, 4/17/25	9,541	9,216
7119037.SQ.FTS.B, Zero Cpn, 4/17/25	5,306	4,820
7119077.SQ.FTS.B, Zero Cpn, 4/17/25	2,616	2,491
7119168.SQ.FTS.B, Zero Cpn, 4/17/25	2,713	2,430
7119240.SQ.FTS.B, Zero Cpn, 4/17/25	43,790	41,984
7119610.SQ.FTS.B, Zero Cpn, 4/17/25	5,616	5,365
7119643.SQ.FTS.B, Zero Cpn, 4/17/25	7,129	6,859
7119728.SQ.FTS.B, Zero Cpn, 4/17/25	1,581	1,523
7119770.SQ.FTS.B, Zero Cpn, 4/17/25	8,350	8,015
7119833.SQ.FTS.B, Zero Cpn, 4/17/25	56,823	54,345
7120298.SQ.FTS.B, Zero Cpn, 4/17/25	2,008	1,931
7120315.SQ.FTS.B, Zero Cpn, 4/17/25	2,104	2,030
7120331.SQ.FTS.B, Zero Cpn, 4/17/25	7,854	7,135
7120548.SQ.FTS.B, Zero Cpn, 4/17/25	4,195	4,055
7120628.SQ.FTS.B, Zero Cpn, 4/17/25	1,472	1,379
7120669.SQ.FTS.B, Zero Cpn, 4/17/25	1,185	1,136
7120695.SQ.FTS.B, Zero Cpn, 4/17/25	13,585	12,802
7120866.SQ.FTS.B, Zero Cpn, 4/17/25	1,538	1,479
7120882.SQ.FTS.B, Zero Cpn, 4/17/25	2,698	2,588
7120902.SQ.FTS.B, Zero Cpn, 4/17/25	4,190	4,017
7120963.SQ.FTS.B, Zero Cpn, 4/17/25	27,019	25,968
7121462.SQ.FTS.B, Zero Cpn, 4/17/25	1,542	1,497
7121541.SQ.FTS.B, Zero Cpn, 4/18/25	6,227	5,866
7121642.SQ.FTS.B, Zero Cpn, 4/18/25	5,336	5,097
7121744.SQ.FTS.B, Zero Cpn, 4/18/25	2,243	2,147
7121811.SQ.FTS.B, Zero Cpn, 4/18/25	4,323	4,154
7122055.SQ.FTS.B, Zero Cpn, 4/18/25	2,359	2,261
7122108.SQ.FTS.B, Zero Cpn, 4/18/25	2,361	2,258
7122142.SQ.FTS.B, Zero Cpn, 4/18/25	6,425	6,144
7122271.SQ.FTS.B, Zero Cpn, 4/18/25	6,105	5,848
7122582.SQ.FTS.B, Zero Cpn, 4/18/25	905	867
7122595.SQ.FTS.B, Zero Cpn, 4/18/25	11,707	11,247
7122792.SQ.FTS.B, Zero Cpn, 4/18/25	6,845	6,542
7122860.SQ.FTS.B, Zero Cpn, 4/18/25	15,624	14,082
7123016.SQ.FTS.B, Zero Cpn, 4/18/25	1,390	1,341
7123029.SQ.FTS.B, Zero Cpn, 4/18/25	2,538	2,431
7123045.SQ.FTS.B, Zero Cpn, 4/18/25	1,485	1,405
7123071.SQ.FTS.B, Zero Cpn, 4/18/25	3,290	2,815
7123089.SQ.FTS.B, Zero Cpn, 4/18/25	29,560	28,431
7123375.SQ.FTS.B, Zero Cpn, 4/18/25	3,179	3,037
7123398.SQ.FTS.B, Zero Cpn, 4/18/25	3,866	3,484
7123432.SQ.FTS.B, Zero Cpn, 4/18/25	1,633	1,553
7123459.SQ.FTS.B, Zero Cpn, 4/18/25	13,201	11,759
7123655.SQ.FTS.B, Zero Cpn, 4/18/25	5,065	4,411
7123746.SQ.FTS.B, Zero Cpn, 4/18/25	20,414	17,470
7124156.SQ.FTS.B, Zero Cpn, 4/18/25	87,624	83,178
7125736.SQ.FTS.B, Zero Cpn, 4/18/25	6,378	6,122
7125854.SQ.FTS.B, Zero Cpn, 4/18/25	1,987	1,909

54	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7125880.SQ.FTS.B, Zero Cpn, 4/18/25	$11,618	$10,945
7128421.SQ.FTS.B, Zero Cpn,4/19/25	9,706	9,298
7128614.SQ.FTS.B, Zero Cpn, 4/19/25	500	483
7128648.SQ.FTS.B, Zero Cpn, 4/19/25	2,338	2,239
7128743.SQ.FTS.B, Zero Cpn, 4/19/25	8,112	7,781
7129062.SQ.FTS.B, Zero Cpn, 4/19/25	4,687	4,519
7129421.SQ.FTS.B, Zero Cpn, 4/19/25	16,519	15,748
7131499.SQ.FTS.B, Zero Cpn, 4/19/25	4,765	4,572
7131771.SQ.FTS.B, Zero Cpn, 4/19/25	1,665	1,593
7131834.SQ.FTS.B, Zero Cpn, 4/19/25	5,168	4,937
7131951.SQ.FTS.B, Zero Cpn, 4/19/25	1,747	1,680
7132043.SQ.FTS.B, Zero Cpn, 4/19/25	14,629	13,983
7132624.SQ.FTS.B, Zero Cpn, 4/19/25	3,680	3,540
7132680.SQ.FTS.B, Zero Cpn, 4/19/25	7,888	7,521
7132787.SQ.FTS.B, Zero Cpn, 4/19/25	5,540	5,341
7132979.SQ.FTS.B, Zero Cpn, 4/19/25	7,509	6,434
7133104.SQ.FTS.B, Zero Cpn, 4/19/25	6,550	6,282
7133240.SQ.FTS.B, Zero Cpn, 4/19/25	886	855
7133251.SQ.FTS.B, Zero Cpn, 4/19/25	846	826
7133289.SQ.FTS.B, Zero Cpn, 4/19/25	5,283	5,046
7133404.SQ.FTS.B, Zero Cpn, 4/19/25	7,320	7,026
7133609.SQ.FTS.B, Zero Cpn, 4/19/25	908	863
7133613.SQ.FTS.B, Zero Cpn, 4/19/25	1,321	1,257
7133655.SQ.FTS.B, Zero Cpn, 4/19/25	7,615	7,301
7133796.SQ.FTS.B, Zero Cpn, 4/19/25	2,374	2,283
7133909.SQ.FTS.B, Zero Cpn, 4/19/25	2,745	2,627
7134005.SQ.FTS.B, Zero Cpn, 4/19/25	2,719	2,608
7134103.SQ.FTS.B, Zero Cpn, 4/19/25	3,525	3,390
7134178.SQ.FTS.B, Zero Cpn, 4/19/25	1,660	1,592
7134488.SQ.FTS.B, Zero Cpn, 4/19/25	29,001	25,825
7134924.SQ.FTS.B, Zero Cpn, 4/19/25	26,593	25,355
7135169.SQ.FTS.B, Zero Cpn, 4/19/25	3,552	3,345
7135204.SQ.FTS.B, Zero Cpn, 4/19/25	600	568
7135207.SQ.FTS.B, Zero Cpn, 4/19/25	2,730	2,611
7135243.SQ.FTS.B, Zero Cpn, 4/19/25	3,627	3,391
7135288.SQ.FTS.B, Zero Cpn, 4/19/25	4,047	3,901
7135332.SQ.FTS.B, Zero Cpn, 4/19/25	53,550	50,279
7135862.SQ.FTS.B, Zero Cpn, 4/20/25	1,016	987
7135923.SQ.FTS.B, Zero Cpn, 4/20/25	1,424	1,368
7135955.SQ.FTS.B, Zero Cpn, 4/20/25	3,512	3,347
7136141.SQ.FTS.B, Zero Cpn, 4/20/25	7,813	6,637
7136267.SQ.FTS.B, Zero Cpn, 4/20/25	2,741	2,597
7136338.SQ.FTS.B, Zero Cpn, 4/20/25	3,907	3,252
7136398.SQ.FTS.B, Zero Cpn, 4/20/25	4,990	4,799
7136475.SQ.FTS.B, Zero Cpn, 4/20/25	3,693	2,983
7136517.SQ.FTS.B, Zero Cpn, 4/20/25	27,187	26,070
7137115.SQ.FTS.B, Zero Cpn, 4/20/25	1,224	1,183
7137155.SQ.FTS.B, Zero Cpn, 4/20/25	7,322	6,998
7137270.SQ.FTS.B, Zero Cpn, 4/20/25	1,550	1,478
7137286.SQ.FTS.B, Zero Cpn, 4/20/25	2,143	2,060
7137338.SQ.FTS.B, Zero Cpn, 4/20/25	17,086	16,422
7137702.SQ.FTS.B, Zero Cpn, 4/20/25	28,508	27,115
7138338.SQ.FTS.B, Zero Cpn, 4/20/25	3,722	3,587
7138440.SQ.FTS.B, Zero Cpn, 4/20/25	1,170	800
7138461.SQ.FTS.B, Zero Cpn, 4/20/25	25,008	23,845
7138680.SQ.FTS.B, Zero Cpn, 4/20/25	2,227	2,142
7138694.SQ.FTS.B, Zero Cpn, 4/20/25	16,058	13,790
7139002.SQ.FTS.B, Zero Cpn, 4/20/25	5,086	4,768

Description	Principal Amount	Value

Block, Inc. (continued)
7139135.SQ.FTS.B, Zero Cpn, 4/20/25	$4,787	$4,578
7139343.SQ.FTS.B, Zero Cpn, 4/20/25	1,529	1,466
7139419.SQ.FTS.B, Zero Cpn, 4/20/25	14,790	14,251
7139937.SQ.FTS.B, Zero Cpn, 4/20/25	17,772	16,551
7140561.SQ.FTS.B, Zero Cpn, 4/20/25	17,183	16,476
7140814.SQ.FTS.B, Zero Cpn, 4/20/25	2,063	1,978
7140842.SQ.FTS.B, Zero Cpn, 4/20/25	7,722	7,393
7141033.SQ.FTS.B, Zero Cpn, 4/20/25	8,188	7,682
7141150.SQ.FTS.B, Zero Cpn, 4/20/25	8,976	6,808
7141276.SQ.FTS.B, Zero Cpn, 4/20/25	4,725	4,539
7141305.SQ.FTS.B, Zero Cpn, 4/20/25	7,205	6,915
7141398.SQ.FTS.B, Zero Cpn, 4/20/25	4,872	4,594
7141458.SQ.FTS.B, Zero Cpn, 4/21/25	6,803	6,594
7141641.SQ.FTS.B, Zero Cpn, 4/21/25	5,871	5,631
7141771.SQ.FTS.B, Zero Cpn, 4/21/25	1,043	1,007
7141807.SQ.FTS.B, Zero Cpn, 4/21/25	5,887	5,689
7141957.SQ.FTS.B, Zero Cpn, 4/21/25	1,925	1,838
7142000.SQ.FTS.B, Zero Cpn, 4/21/25	1,392	1,333
7142031.SQ.FTS.B, Zero Cpn, 4/21/25	18,178	16,406
7142339.SQ.FTS.B, Zero Cpn, 4/21/25	10,316	9,951
7142578.SQ.FTS.B, Zero Cpn, 4/22/25	1,761	1,470
7142613.SQ.FTS.B, Zero Cpn, 4/22/25	12,167	11,664
7142885.SQ.FTS.B, Zero Cpn, 4/22/25	535	513
7142890.SQ.FTS.B, Zero Cpn, 4/22/25	6,416	6,143
7143017.SQ.FTS.B, Zero Cpn, 4/22/25	1,705	1,594
7143040.SQ.FTS.B, Zero Cpn, 4/22/25	17,553	16,253
7143325.SQ.FTS.B, Zero Cpn, 4/22/25	3,087	2,972
7143395.SQ.FTS.B, Zero Cpn, 4/22/25	2,844	2,308
7143719.SQ.FTS.B, Zero Cpn, 4/23/25	4,737	4,536
7143790.SQ.FTS.B, Zero Cpn, 4/23/25	13,199	12,649
7144298.SQ.FTS.B, Zero Cpn, 4/23/25	727	702
7144312.SQ.FTS.B, Zero Cpn, 4/23/25	8,386	8,066
7144620.SQ.FTS.B, Zero Cpn, 4/23/25	14,791	13,369
7144942.SQ.FTS.B, Zero Cpn, 4/23/25	2,689	2,586
7145050.SQ.FTS.B, Zero Cpn, 4/23/25	3,625	3,479
7145139.SQ.FTS.B, Zero Cpn, 4/23/25	2,306	2,221
7145218.SQ.FTS.B, Zero Cpn, 4/23/25	1,866	1,799
7145269.SQ.FTS.B, Zero Cpn, 4/23/25	8,945	8,560
7145718.SQ.FTS.B, Zero Cpn, 4/23/25	2,053	1,670
7145751.SQ.FTS.B, Zero Cpn, 4/23/25	3,669	3,522
7145816.SQ.FTS.B, Zero Cpn, 4/23/25	2,952	2,753
7145917.SQ.FTS.B, Zero Cpn, 4/23/25	5,781	5,427
7145954.SQ.FTS.B, Zero Cpn, 4/23/25	42,419	40,789
7146593.SQ.FTS.B, Zero Cpn, 4/23/25	3,956	3,690
7146682.SQ.FTS.B, Zero Cpn, 4/23/25	23,869	22,934
7147190.SQ.FTS.B, Zero Cpn, 4/23/25	8,064	5,919
7147385.SQ.FTS.B, Zero Cpn, 4/23/25	9,750	9,320
7147574.SQ.FTS.B, Zero Cpn, 4/23/25	2,184	2,104
7147609.SQ.FTS.B, Zero Cpn, 4/23/25	3,007	2,687
7147677.SQ.FTS.B, Zero Cpn, 4/23/25	3,482	3,355
7147793.SQ.FTS.B, Zero Cpn, 4/24/25	2,711	2,586
7147845.SQ.FTS.B, Zero Cpn, 4/24/25	3,181	3,049
7147876.SQ.FTS.B, Zero Cpn, 4/24/25	19,134	18,281
7148066.SQ.FTS.B, Zero Cpn, 4/24/25	1,755	1,686
7148098.SQ.FTS.B, Zero Cpn, 4/24/25	679	502
7148114.SQ.FTS.B, Zero Cpn, 4/24/25	397	386
7148139.SQ.FTS.B, Zero Cpn, 4/24/25	987	891
7148154.SQ.FTS.B, Zero Cpn, 4/24/25	14,647	13,099

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	55

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7148349.SQ.FTS.B, Zero Cpn, 4/24/25	$13,878	$13,320
7148627.SQ.FTS.B, Zero Cpn, 4/24/25	1,244	1,202
7148649.SQ.FTS.B, Zero Cpn, 4/24/25	23,905	22,840
7149008.SQ.FTS.B, Zero Cpn, 4/24/25	1,852	1,747
7149025.SQ.FTS.B, Zero Cpn, 4/24/25	2,521	2,436
7149062.SQ.FTS.B, Zero Cpn, 4/24/25	20,402	18,244
7149288.SQ.FTS.B, Zero Cpn, 4/24/25	22,017	20,674
7149588.SQ.FTS.B, Zero Cpn, 4/24/25	26,177	25,116
7149934.SQ.FTS.B, Zero Cpn, 4/24/25	1,806	1,747
7149961.SQ.FTS.B, Zero Cpn, 4/24/25	10,110	9,224
7150056.SQ.FTS.B, Zero Cpn, 4/24/25	1,765	1,658
7150074.SQ.FTS.B, Zero Cpn, 4/24/25	3,468	3,339
7150100.SQ.FTS.B, Zero Cpn, 4/24/25	12,303	11,832
7150285.SQ.FTS.B, Zero Cpn, 4/24/25	10,978	10,520
7150443.SQ.FTS.B, Zero Cpn, 4/24/25	1,849	1,736
7150477.SQ.FTS.B, Zero Cpn, 4/24/25	2,190	1,618
7150495.SQ.FTS.B, Zero Cpn, 4/24/25	1,124	785
7150501.SQ.FTS.B, Zero Cpn, 4/24/25	3,190	2,443
7150531.SQ.FTS.B, Zero Cpn, 4/24/25	5,546	4,643
7150581.SQ.FTS.B, Zero Cpn, 4/24/25	1,365	1,246
7150606.SQ.FTS.B, Zero Cpn, 4/24/25	1,233	1,198
7150640.SQ.FTS.B, Zero Cpn, 4/24/25	2,862	2,714
7150696.SQ.FTS.B, Zero Cpn, 4/24/25	3,387	3,244
7150740.SQ.FTS.B, Zero Cpn, 4/24/25	2,435	2,341
7150789.SQ.FTS.B, Zero Cpn, 4/24/25	16,201	15,553
7150980.SQ.FTS.B, Zero Cpn, 4/24/25	26,250	24,978
7151277.SQ.FTS.B, Zero Cpn, 4/24/25	7,098	6,845
7151353.SQ.FTS.B, Zero Cpn, 4/24/25	3,219	2,938
7151373.SQ.FTS.B, Zero Cpn, 4/24/25	5,635	5,420
7151527.SQ.FTS.B, Zero Cpn, 4/25/25	9,181	8,794
7151675.SQ.FTS.B, Zero Cpn, 4/25/25	7,431	7,076
7151780.SQ.FTS.B, Zero Cpn, 4/25/25	2,962	2,851
7151823.SQ.FTS.B, Zero Cpn, 4/25/25	7,012	6,751
7151938.SQ.FTS.B, Zero Cpn, 4/25/25	9,574	9,029
7152069.SQ.FTS.B, Zero Cpn, 4/25/25	3,739	3,055
7152133.SQ.FTS.B, Zero Cpn, 4/25/25	2,459	2,362
7152210.SQ.FTS.B, Zero Cpn, 4/25/25	8,676	8,325
7152426.SQ.FTS.B, Zero Cpn, 4/25/25	21,922	19,241
7152605.SQ.FTS.B, Zero Cpn, 4/25/25	7,928	7,660
7152707.SQ.FTS.B, Zero Cpn, 4/25/25	317	306
7152708.SQ.FTS.B, Zero Cpn, 4/25/25	9,693	9,171
7152795.SQ.FTS.B, Zero Cpn, 4/25/25	10,338	8,664
7152883.SQ.FTS.B, Zero Cpn, 4/25/25	5,524	5,295
7152957.SQ.FTS.B, Zero Cpn, 4/25/25	15,010	14,239
7153061.SQ.FTS.B, Zero Cpn, 4/25/25	2,956	2,635
7153082.SQ.FTS.B, Zero Cpn, 4/25/25	18,963	18,097
7153258.SQ.FTS.B, Zero Cpn, 4/25/25	1,465	1,416
7153281.SQ.FTS.B, Zero Cpn, 4/25/25	1,772	1,709
7153298.SQ.FTS.B, Zero Cpn, 4/25/25	8,950	8,594
7153431.SQ.FTS.B, Zero Cpn, 4/25/25	57,965	55,122
7154149.SQ.FTS.B, Zero Cpn, 4/25/25	3,173	3,034
7154170.SQ.FTS.B, Zero Cpn, 4/25/25	12,392	11,770
7154298.SQ.FTS.B, Zero Cpn, 4/25/25	14,505	13,895
7154414.SQ.FTS.B, Zero Cpn, 4/25/25	5,658	5,352
7154470.SQ.FTS.B, Zero Cpn, 4/25/25	710	669
7154477.SQ.FTS.B, Zero Cpn, 4/25/25	3,110	2,987
7154495.SQ.FTS.B, Zero Cpn, 4/25/25	4,173	4,001
7154557.SQ.FTS.B, Zero Cpn, 4/25/25	1,282	1,229

Description	Principal Amount	Value

Block, Inc. (continued)
7154566.SQ.FTS.B, Zero Cpn, 4/25/25	$3,710	$3,572
7154592.SQ.FTS.B, Zero Cpn, 4/25/25	5,047	4,837
7154637.SQ.FTS.B, Zero Cpn, 4/25/25	10,571	10,064
7154741.SQ.FTS.B, Zero Cpn, 4/25/25	2,556	2,311
7154765.SQ.FTS.B, Zero Cpn, 4/25/25	5,331	5,113
7156755.SQ.FTS.B, Zero Cpn, 4/26/25	5,068	4,869
7156829.SQ.FTS.B, Zero Cpn, 4/26/25	15,353	14,710
7156976.SQ.FTS.B, Zero Cpn, 4/26/25	6,126	5,913
7157114.SQ.FTS.B, Zero Cpn, 4/26/25	6,595	6,285
7157191.SQ.FTS.B, Zero Cpn, 4/26/25	1,889	1,692
7157222.SQ.FTS.B, Zero Cpn, 4/26/25	2,301	2,207
7157262.SQ.FTS.B, Zero Cpn, 4/26/25	26,390	25,219
7157657.SQ.FTS.B, Zero Cpn, 4/26/25	11,096	10,366
7157781.SQ.FTS.B, Zero Cpn, 4/26/25	37,929	36,312
7158113.SQ.FTS.B, Zero Cpn, 4/26/25	3,419	3,249
7158151.SQ.FTS.B, Zero Cpn, 4/26/25	1,240	1,193
7158163.SQ.FTS.B, Zero Cpn, 4/26/25	12,150	11,612
7158271.SQ.FTS.B, Zero Cpn, 4/26/25	1,416	1,337
7158281.SQ.FTS.B, Zero Cpn, 4/26/25	9,969	9,584
7158338.SQ.FTS.B, Zero Cpn, 4/26/25	44,516	42,748
7159507.SQ.FTS.B, Zero Cpn, 4/26/25	1,956	1,859
7159515.SQ.FTS.B, Zero Cpn, 4/26/25	1,658	1,587
7159537.SQ.FTS.B, Zero Cpn, 4/26/25	8,752	7,688
7159634.SQ.FTS.B, Zero Cpn, 4/26/25	33,822	32,050
7159975.SQ.FTS.B, Zero Cpn, 4/26/25	5,294	5,045
7160022.SQ.FTS.B, Zero Cpn, 4/26/25	4,110	3,926
7160075.SQ.FTS.B, Zero Cpn, 4/26/25	9,365	8,748
7160196.SQ.FTS.B, Zero Cpn, 4/26/25	5,198	4,936
7160288.SQ.FTS.B, Zero Cpn, 4/26/25	4,920	4,489
7160380.SQ.FTS.B, Zero Cpn, 4/26/25	4,499	4,254
7160440.SQ.FTS.B, Zero Cpn, 4/26/25	1,327	1,268
7160461.SQ.FTS.B, Zero Cpn, 4/26/25	1,232	1,193
7160500.SQ.FTS.B, Zero Cpn, 4/26/25	2,850	2,720
7160533.SQ.FTS.B, Zero Cpn, 4/26/25	5,948	5,717
7160650.SQ.FTS.B, Zero Cpn, 4/26/25	2,967	2,854
7160700.SQ.FTS.B, Zero Cpn, 4/26/25	3,459	3,308
7160726.SQ.FTS.B, Zero Cpn, 4/27/25	4,025	3,864
7160770.SQ.FTS.B, Zero Cpn, 4/27/25	5,782	5,537
7160818.SQ.FTS.B, Zero Cpn, 4/27/25	6,616	4,934
7160999.SQ.FTS.B, Zero Cpn, 4/27/25	2,732	2,600
7161084.SQ.FTS.B, Zero Cpn, 4/27/25	300	292
7161096.SQ.FTS.B, Zero Cpn, 4/27/25	893	854
7161118.SQ.FTS.B, Zero Cpn, 4/27/25	9,753	9,355
7161332.SQ.FTS.B, Zero Cpn, 4/27/25	2,153	2,063
7161373.SQ.FTS.B, Zero Cpn, 4/27/25	693	669
7161388.SQ.FTS.B, Zero Cpn, 4/27/25	1,203	1,151
7161425.SQ.FTS.B, Zero Cpn, 4/27/25	9,138	8,637
7161589.SQ.FTS.B, Zero Cpn, 4/27/25	17,349	16,694
7161854.SQ.FTS.B, Zero Cpn, 4/27/25	5,750	5,504
7161978.SQ.FTS.B, Zero Cpn, 4/27/25	9,285	8,897
7162125.SQ.FTS.B, Zero Cpn, 4/27/25	11,069	10,398
7162299.SQ.FTS.B, Zero Cpn, 4/27/25	39,538	37,370
7162727.SQ.FTS.B, Zero Cpn, 4/27/25	4,574	4,370
7162772.SQ.FTS.B, Zero Cpn, 4/27/25	2,572	2,474
7162785.SQ.FTS.B, Zero Cpn, 4/27/25	5,770	5,511
7162819.SQ.FTS.B, Zero Cpn, 4/27/25	29,151	27,049
7162995.SQ.FTS.B, Zero Cpn, 4/27/25	13,250	12,660
7163172.SQ.FTS.B, Zero Cpn, 4/27/25	16,611	15,944

56	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7163320.SQ.FTS.B, Zero Cpn, 4/27/25	$1,448	$1,387
7163349.SQ.FTS.B, Zero Cpn, 4/27/25	3,266	3,162
7163428.SQ.FTS.B, Zero Cpn, 4/27/25	5,713	5,170
7163470.SQ.FTS.B, Zero Cpn, 4/27/25	452	437
7163473.SQ.FTS.B, Zero Cpn, 4/27/25	7,180	6,822
7163540.SQ.FTS.B, Zero Cpn, 4/27/25	21,656	20,970
7163843.SQ.FTS.B, Zero Cpn, 4/27/25	16,234	15,544
7163978.SQ.FTS.B, Zero Cpn, 4/27/25	1,626	1,559
7164004.SQ.FTS.B, Zero Cpn, 4/27/25	10,462	8,420
7164056.SQ.FTS.B, Zero Cpn, 4/27/25	2,309	2,108
7164081.SQ.FTS.B, Zero Cpn, 4/27/25	3,409	2,798
7164096.SQ.FTS.B, Zero Cpn, 4/27/25	1,315	1,013
7164106.SQ.FTS.B, Zero Cpn, 4/27/25	6,380	6,126
7164199.SQ.FTS.B, Zero Cpn, 4/28/25	33,672	31,729
7164640.SQ.FTS.B, Zero Cpn, 4/28/25	6,621	6,327
7164716.SQ.FTS.B, Zero Cpn, 4/28/25	13,119	12,505
7164824.SQ.FTS.B, Zero Cpn, 4/28/25	4,666	4,422
7164868.SQ.FTS.B, Zero Cpn, 4/28/25	2,971	2,736
7165308.SQ.FTS.B, Zero Cpn, 4/29/25	25,201	23,833
7165672.SQ.FTS.B, Zero Cpn, 4/29/25	1,826	1,744
7165694.SQ.FTS.B, Zero Cpn, 4/29/25	1,571	1,512
7165720.SQ.FTS.B, Zero Cpn, 4/29/25	2,690	2,575
7165777.SQ.FTS.B, Zero Cpn, 4/29/25	12,770	12,242
7165963.SQ.FTS.B, Zero Cpn, 4/29/25	853	779
7165974.SQ.FTS.B, Zero Cpn, 4/29/25	12,230	11,489
7166418.SQ.FTS.B, Zero Cpn, 4/30/25	5,063	4,806
7166622.SQ.FTS.B, Zero Cpn, 4/30/25	1,641	1,571
7166727.SQ.FTS.B, Zero Cpn, 4/30/25	9,141	8,479
7167043.SQ.FTS.B, Zero Cpn, 4/30/25	21,568	19,011
7167597.SQ.FTS.B, Zero Cpn, 4/30/25	5,844	5,633
7167753.SQ.FTS.B, Zero Cpn, 4/30/25	10,277	9,782
7167934.SQ.FTS.B, Zero Cpn, 4/30/25	2,650	2,507
7167962.SQ.FTS.B, Zero Cpn, 4/30/25	4,191	4,017
7168027.SQ.FTS.B, Zero Cpn, 4/30/25	3,606	3,445
7168084.SQ.FTS.B, Zero Cpn, 4/30/25	63,227	59,937
7169171.SQ.FTS.B, Zero Cpn, 4/30/25	47,024	45,023
7170235.SQ.FTS.B, Zero Cpn, 4/30/25	13,281	12,514
7170347.SQ.FTS.B, Zero Cpn, 4/30/25	1,512	1,402
7170367.SQ.FTS.B, Zero Cpn, 4/30/25	1,760	1,491
7170382.SQ.FTS.B, Zero Cpn, 4/30/25	1,881	1,466
7170401.SQ.FTS.B, Zero Cpn, 4/30/25	10,037	9,595
7170606.SQ.FTS.B, Zero Cpn, 4/30/25	6,770	6,454
7170716.SQ.FTS.B, Zero Cpn, 4/30/25	5,326	5,096
7170789.SQ.FTS.B, Zero Cpn, 4/30/25	2,148	2,058
7170816.SQ.FTS.B, Zero Cpn, 4/30/25	13,935	13,392
7171166.SQ.FTS.B, Zero Cpn, 4/30/25	8,772	7,741
7171279.SQ.FTS.B, Zero Cpn, 4/30/25	3,544	3,127
7171331.SQ.FTS.B, Zero Cpn, 4/30/25	4,056	3,829
7171392.SQ.FTS.B, Zero Cpn, 4/30/25	9,404	9,016
7171582.SQ.FTS.B, Zero Cpn, 4/30/25	6,631	6,336
7171697.SQ.FTS.B, Zero Cpn, 4/30/25	11,250	10,769
7171851.SQ.FTS.B, Zero Cpn, 4/30/25	4,146	3,978
7171919.SQ.FTS.B, Zero Cpn, 4/30/25	34,098	31,885
7172248.SQ.FTS.B, Zero Cpn, 4/30/25	1,924	1,850
7172269.SQ.FTS.B, Zero Cpn, 4/30/25	54,220	52,124
7172765.SQ.FTS.B, Zero Cpn, 4/30/25	57,600	54,171
7173176.SQ.FTS.B, Zero Cpn, 4/30/25	6,203	5,578
7173225.SQ.FTS.B, Zero Cpn, 4/30/25	890	864

Description	Principal Amount	Value

Block, Inc. (continued)
7173236.SQ.FTS.B, Zero Cpn, 4/30/25	$15,713	$15,034
7173420.SQ.FTS.B, Zero Cpn, 4/30/25	5,720	5,143
7173500.SQ.FTS.B, Zero Cpn, 4/30/25	1,991	1,892
7173521.SQ.FTS.B, Zero Cpn, 4/30/25	2,677	2,087
7173564.SQ.FTS.B, Zero Cpn, 4/30/25	4,737	4,560
7173662.SQ.FTS.B, Zero Cpn, 4/30/25	1,065	1,019
7173862.SQ.FTS.B, Zero Cpn, 5/01/25	2,146	2,053
7173884.SQ.FTS.B, Zero Cpn, 5/01/25	2,591	2,402
7173894.SQ.FTS.B, Zero Cpn, 5/01/25	3,365	3,201
7173915.SQ.FTS.B, Zero Cpn, 5/01/25	50,471	45,847
7174416.SQ.FTS.B, Zero Cpn, 5/01/25	2,141	2,053
7174460.SQ.FTS.B, Zero Cpn, 5/01/25	7,544	7,267
7174615.SQ.FTS.B, Zero Cpn, 5/01/25	2,929	2,432
7174674.SQ.FTS.B, Zero Cpn, 5/01/25	16,034	15,375
7175023.SQ.FTS.B, Zero Cpn, 5/01/25	1,159	1,103
7175060.SQ.FTS.B, Zero Cpn, 5/01/25	18,316	17,570
7175326.SQ.FTS.B, Zero Cpn, 5/01/25	17,088	16,539
7175634.SQ.FTS.B, Zero Cpn, 5/01/25	929	889
7175673.SQ.FTS.B, Zero Cpn, 5/01/25	43,447	39,676
7176198.SQ.FTS.B, Zero Cpn, 5/01/25	1,908	1,835
7176219.SQ.FTS.B, Zero Cpn, 5/01/25	1,443	1,382
7176240.SQ.FTS.B, Zero Cpn, 5/01/25	908	879
7176254.SQ.FTS.B, Zero Cpn, 5/01/25	938	898
7176280.SQ.FTS.B, Zero Cpn, 5/01/25	25,772	24,718
7176517.SQ.FTS.B, Zero Cpn, 5/01/25	1,343	1,296
7176536.SQ.FTS.B, Zero Cpn, 5/01/25	59,895	57,232
7177076.SQ.FTS.B, Zero Cpn, 5/01/25	9,168	8,828
7179257.SQ.FTS.B, Zero Cpn, 5/02/25	845	646
7179281.SQ.FTS.B, Zero Cpn, 5/02/25	7,343	7,031
7179383.SQ.FTS.B, Zero Cpn, 5/02/25	8,176	7,138
7179446.SQ.FTS.B, Zero Cpn, 5/02/25	1,656	1,583
7179459.SQ.FTS.B, Zero Cpn, 5/02/25	2,019	1,936
7179478.SQ.FTS.B, Zero Cpn, 5/02/25	12,853	11,926
7179594.SQ.FTS.B, Zero Cpn, 5/02/25	4,789	4,548
7179635.SQ.FTS.B, Zero Cpn, 5/02/25	6,474	6,098
7179755.SQ.FTS.B, Zero Cpn, 5/02/25	3,914	3,756
7179892.SQ.FTS.B, Zero Cpn, 5/02/25	2,101	2,012
7179967.SQ.FTS.B, Zero Cpn, 5/02/25	430	415
7179998.SQ.FTS.B, Zero Cpn, 5/02/25	4,470	4,247
7180045.SQ.FTS.B, Zero Cpn, 5/02/25	1,648	1,573
7180069.SQ.FTS.B, Zero Cpn, 5/02/25	1,234	1,047
7180080.SQ.FTS.B, Zero Cpn, 5/02/25	1,429	1,375
7180093.SQ.FTS.B, Zero Cpn, 5/02/25	14,803	14,104
7180257.SQ.FTS.B, Zero Cpn, 5/02/25	1,365	1,207
7180271.SQ.FTS.B, Zero Cpn, 5/02/25	14,347	13,742
7180418.SQ.FTS.B, Zero Cpn, 5/02/25	17,698	16,070
7180527.SQ.FTS.B, Zero Cpn, 5/02/25	18,581	17,762
7180661.SQ.FTS.B, Zero Cpn, 5/02/25	2,046	1,948
7180670.SQ.FTS.B, Zero Cpn, 5/02/25	2,712	2,123
7180680.SQ.FTS.B, Zero Cpn, 5/02/25	19,708	18,866
7180788.SQ.FTS.B, Zero Cpn, 5/02/25	2,154	2,065
7180801.SQ.FTS.B, Zero Cpn, 5/02/25	2,855	2,683
7180815.SQ.FTS.B, Zero Cpn, 5/02/25	100,098	94,912
7183242.SQ.FTS.B, Zero Cpn, 5/02/25	7,496	7,187
7183326.SQ.FTS.B, Zero Cpn, 5/02/25	5,089	4,879
7183400.SQ.FTS.B, Zero Cpn, 5/02/25	14,714	13,235
7183615.SQ.FTS.B, Zero Cpn, 5/02/25	17,322	16,509
7183985.SQ.FTS.B, Zero Cpn, 5/03/25	2,225	2,153

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	57

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7184106.SQ.FTS.B, Zero Cpn, 5/03/25	$4,334	$4,148
7184141.SQ.FTS.B, Zero Cpn, 5/03/25	4,233	4,060
7184201.SQ.FTS.B, Zero Cpn, 5/03/25	13,520	12,706
7184427.SQ.FTS.B, Zero Cpn, 5/03/25	882	827
7184447.SQ.FTS.B, Zero Cpn, 5/03/25	2,011	1,945
7184507.SQ.FTS.B, Zero Cpn, 5/03/25	4,327	4,018
7184598.SQ.FTS.B, Zero Cpn, 5/03/25	5,955	5,685
7184711.SQ.FTS.B, Zero Cpn, 5/03/25	35,577	32,960
7185194.SQ.FTS.B, Zero Cpn, 5/03/25	2,837	2,176
7185225.SQ.FTS.B, Zero Cpn, 5/03/25	4,915	4,753
7185286.SQ.FTS.B, Zero Cpn, 5/03/25	6,820	6,496
7185355.SQ.FTS.B, Zero Cpn, 5/03/25	6,204	5,985
7185431.SQ.FTS.B, Zero Cpn, 5/03/25	1,752	1,564
7185458.SQ.FTS.B, Zero Cpn, 5/03/25	4,068	3,896
7185501.SQ.FTS.B, Zero Cpn, 5/03/25	63,707	60,882
7186223.SQ.FTS.B, Zero Cpn, 5/03/25	5,838	5,577
7186290.SQ.FTS.B, Zero Cpn, 5/03/25	10,930	9,285
7186420.SQ.FTS.B, Zero Cpn, 5/03/25	16,867	16,134
7186736.SQ.FTS.B, Zero Cpn, 5/03/25	9,443	9,072
7186907.SQ.FTS.B, Zero Cpn, 5/03/25	5,561	5,328
7186952.SQ.FTS.B, Zero Cpn, 5/03/25	609	574
7186970.SQ.FTS.B, Zero Cpn, 5/03/25	9,933	9,541
7187091.SQ.FTS.B, Zero Cpn, 5/03/25	26,922	25,768
7187381.SQ.FTS.B, Zero Cpn, 5/03/25	5,137	4,699
7187432.SQ.FTS.B, Zero Cpn, 5/03/25	979	934
7187451.SQ.FTS.B, Zero Cpn, 5/03/25	8,699	7,832
7187557.SQ.FTS.B, Zero Cpn, 5/03/25	11,588	11,013
7187613.SQ.FTS.B, Zero Cpn, 5/04/25	4,384	4,209
7187702.SQ.FTS.B, Zero Cpn, 5/04/25	38,800	33,019
7188296.SQ.FTS.B, Zero Cpn, 5/04/25	1,849	1,741
7188328.SQ.FTS.B, Zero Cpn, 5/04/25	4,609	3,547
7188399.SQ.FTS.B, Zero Cpn, 5/04/25	5,415	5,192
7188510.SQ.FTS.B, Zero Cpn, 5/04/25	1,311	1,251
7188530.SQ.FTS.B, Zero Cpn, 5/04/25	6,266	6,009
7188649.SQ.FTS.B, Zero Cpn, 5/05/25	2,210	2,062
7188685.SQ.FTS.B, Zero Cpn, 5/05/25	21,924	20,914
7189069.SQ.FTS.B, Zero Cpn, 5/05/25	1,660	1,583
7189106.SQ.FTS.B, Zero Cpn, 5/05/25	1,487	1,377
7189133.SQ.FTS.B, Zero Cpn, 5/05/25	13,380	12,799
7189904.SQ.FTS.B, Zero Cpn, 5/06/25	4,770	4,553
7190059.SQ.FTS.B, Zero Cpn, 5/06/25	602	563
7190099.SQ.FTS.B, Zero Cpn, 5/06/25	26,033	24,929
7191218.SQ.FTS.B, Zero Cpn, 5/06/25	2,984	2,664
7191314.SQ.FTS.B, Zero Cpn, 5/06/25	11,854	11,175
7191548.SQ.FTS.B, Zero Cpn, 5/06/25	1,225	1,185
7191633.SQ.FTS.B, Zero Cpn, 5/06/25	4,522	4,255
7191692.SQ.FTS.B, Zero Cpn, 5/06/25	3,068	2,938
7191757.SQ.FTS.B, Zero Cpn, 5/06/25	835	806
7191779.SQ.FTS.B, Zero Cpn, 5/06/25	22,347	20,753
7192107.SQ.FTS.B, Zero Cpn, 5/06/25	1,931	1,852
7192176.SQ.FTS.B, Zero Cpn, 5/06/25	4,553	4,358
7192209.SQ.FTS.B, Zero Cpn, 5/06/25	19,708	18,612
7192430.SQ.FTS.B, Zero Cpn, 5/06/25	4,093	3,921
7192495.SQ.FTS.B, Zero Cpn, 5/06/25	11,595	10,773
7192584.SQ.FTS.B, Zero Cpn, 5/06/25	11,847	11,092
7192768.SQ.FTS.B, Zero Cpn, 5/06/25	17,101	16,328
7192996.SQ.FTS.B, Zero Cpn, 5/06/25	914	873
7193019.SQ.FTS.B, Zero Cpn, 5/06/25	1,312	1,251

Description	Principal Amount	Value

Block, Inc. (continued)
7193035.SQ.FTS.B, Zero Cpn, 5/06/25	$7,992	$7,686
7193207.SQ.FTS.B, Zero Cpn, 5/06/25	2,626	2,526
7193235.SQ.FTS.B, Zero Cpn, 5/06/25	1,432	1,365
7193282.SQ.FTS.B, Zero Cpn, 5/06/25	15,640	14,993
7193514.SQ.FTS.B, Zero Cpn, 5/06/25	14,599	13,864
7193716.SQ.FTS.B, Zero Cpn, 5/06/25	15,521	14,012
7193868.SQ.FTS.B, Zero Cpn, 5/07/25	11,507	10,103
7194006.SQ.FTS.B, Zero Cpn, 5/07/25	8,556	8,181
7194125.SQ.FTS.B, Zero Cpn, 5/07/25	2,680	2,581
7194158.SQ.FTS.B, Zero Cpn, 5/07/25	10,419	9,959
7194253.SQ.FTS.B, Zero Cpn, 5/07/25	591	552
7194265.SQ.FTS.B, Zero Cpn, 5/07/25	3,445	3,297
7194324.SQ.FTS.B, Zero Cpn, 5/07/25	19,560	18,540
7194771.SQ.FTS.B, Zero Cpn, 5/07/25	3,006	2,716
7194801.SQ.FTS.B, Zero Cpn, 5/07/25	1,644	1,585
7194845.SQ.FTS.B, Zero Cpn, 5/07/25	932	893
7194913.SQ.FTS.B, Zero Cpn, 5/07/25	1,109	1,040
7194960.SQ.FTS.B, Zero Cpn, 5/07/25	1,008	962
7194989.SQ.FTS.B, Zero Cpn, 5/07/25	5,212	5,024
7195117.SQ.FTS.B, Zero Cpn, 5/07/25	19,243	18,436
7195432.SQ.FTS.B, Zero Cpn, 5/07/25	7,216	6,907
7195543.SQ.FTS.B, Zero Cpn, 5/07/25	20,826	19,788
7195797.SQ.FTS.B, Zero Cpn, 5/07/25	5,548	5,345
7195903.SQ.FTS.B, Zero Cpn, 5/07/25	24,489	23,353
7196099.SQ.FTS.B, Zero Cpn, 5/07/25	4,800	4,616
7196149.SQ.FTS.B, Zero Cpn, 5/07/25	10,964	10,546
7196284.SQ.FTS.B, Zero Cpn, 5/07/25	60,244	57,499
7196842.SQ.FTS.B, Zero Cpn, 5/07/25	737	714
7196851.SQ.FTS.B, Zero Cpn, 5/07/25	988	957
7196867.SQ.FTS.B, Zero Cpn, 5/07/25	5,137	4,865
7196884.SQ.FTS.B, Zero Cpn, 5/07/25	1,294	1,253
7196933.SQ.FTS.B, Zero Cpn, 5/07/25	1,473	1,417
7196950.SQ.FTS.B, Zero Cpn, 5/07/25	4,838	4,583
7197003.SQ.FTS.B, Zero Cpn, 5/07/25	2,283	2,199
7197047.SQ.FTS.B, Zero Cpn, 5/07/25	4,784	4,444
7197105.SQ.FTS.B, Zero Cpn, 5/07/25	4,585	4,421
7197174.SQ.FTS.B, Zero Cpn, 5/07/25	2,430	2,329
7197195.SQ.FTS.B, Zero Cpn, 5/07/25	3,561	3,364
7197219.SQ.FTS.B, Zero Cpn, 5/07/25	28,768	26,200
7197530.SQ.FTS.B, Zero Cpn, 5/07/25	4,261	4,078
7197611.SQ.FTS.B, Zero Cpn, 5/07/25	1,556	1,468
7197669.SQ.FTS.B, Zero Cpn, 5/08/25	9,186	8,768
7197827.SQ.FTS.B, Zero Cpn, 5/08/25	2,560	2,462
7197871.SQ.FTS.B, Zero Cpn, 5/08/25	20,226	19,360
7198067.SQ.FTS.B, Zero Cpn, 5/08/25	6,076	5,809
7198144.SQ.FTS.B, Zero Cpn, 5/08/25	17,595	16,846
7198394.SQ.FTS.B, Zero Cpn, 5/08/25	630	613
7198412.SQ.FTS.B, Zero Cpn, 5/08/25	6,305	6,022
7198487.SQ.FTS.B, Zero Cpn, 5/08/25	696	665
7198501.SQ.FTS.B, Zero Cpn, 5/08/25	2,137	1,948
7198536.SQ.FTS.B, Zero Cpn, 5/08/25	3,221	3,072
7198601.SQ.FTS.B, Zero Cpn, 5/08/25	3,405	3,200
7198657.SQ.FTS.B, Zero Cpn, 5/08/25	15,675	15,005
7198886.SQ.FTS.B, Zero Cpn, 5/08/25	13,013	12,460
7199092.SQ.FTS.B, Zero Cpn, 5/08/25	3,529	3,366
7199118.SQ.FTS.B, Zero Cpn, 5/08/25	4,601	4,404
7199177.SQ.FTS.B, Zero Cpn, 5/08/25	14,222	13,587
7199276.SQ.FTS.B, Zero Cpn, 5/08/25	37,289	35,805

58	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7199802.SQ.FTS.B, Zero Cpn, 5/08/25	$36,523	$34,881
7200153.SQ.FTS.B, Zero Cpn, 5/08/25	16,216	14,662
7200286.SQ.FTS.B, Zero Cpn, 5/08/25	10,314	9,901
7200383.SQ.FTS.B, Zero Cpn, 5/08/25	3,456	3,298
7200423.SQ.FTS.B, Zero Cpn, 5/08/25	1,797	1,724
7200458.SQ.FTS.B, Zero Cpn, 5/08/25	12,343	11,159
7200553.SQ.FTS.B, Zero Cpn, 5/08/25	11,431	10,945
7200668.SQ.FTS.B, Zero Cpn, 5/08/25	2,332	2,213
7200684.SQ.FTS.B, Zero Cpn, 5/08/25	17,258	16,585
7200960.SQ.FTS.B, Zero Cpn, 5/08/25	483	459
7200975.SQ.FTS.B, Zero Cpn, 5/08/25	4,802	4,620
7201012.SQ.FTS.B, Zero Cpn, 5/08/25	9,918	9,485
7201144.SQ.FTS.B, Zero Cpn, 5/08/25	5,425	5,180
7203221.SQ.FTS.B, Zero Cpn, 5/09/25	11,023	10,549
7203333.SQ.FTS.B, Zero Cpn, 5/09/25	11,492	10,960
7203436.SQ.FTS.B, Zero Cpn, 5/09/25	2,069	1,973
7203456.SQ.FTS.B, Zero Cpn, 5/09/25	5,891	5,638
7203520.SQ.FTS.B, Zero Cpn, 5/09/25	17,043	16,276
7203679.SQ.FTS.B, Zero Cpn, 5/09/25	1,140	966
7203725.SQ.FTS.B, Zero Cpn, 5/09/25	3,747	3,524
7203777.SQ.FTS.B, Zero Cpn, 5/09/25	3,365	3,213
7203831.SQ.FTS.B, Zero Cpn, 5/09/25	931	901
7203860.SQ.FTS.B, Zero Cpn, 5/09/25	4,170	3,997
7203930.SQ.FTS.B, Zero Cpn, 5/09/25	12,840	12,267
7204308.SQ.FTS.B, Zero Cpn, 5/09/25	2,707	2,536
7204525.SQ.FTS.B, Zero Cpn, 5/09/25	2,806	2,691
7204620.SQ.FTS.B, Zero Cpn, 5/09/25	7,616	7,296
7204744.SQ.FTS.B, Zero Cpn, 5/09/25	1,151	1,110
7204771.SQ.FTS.B, Zero Cpn, 5/09/25	19,755	16,989
7204916.SQ.FTS.B, Zero Cpn, 5/09/25	3,155	2,990
7204945.SQ.FTS.B, Zero Cpn, 5/09/25	6,053	5,667
7204993.SQ.FTS.B, Zero Cpn, 5/09/25	2,768	2,645
7205002.SQ.FTS.B, Zero Cpn, 5/09/25	76,136	71,579
7205991.SQ.FTS.B, Zero Cpn, 5/09/25	11,117	10,558
7206094.SQ.FTS.B, Zero Cpn, 5/09/25	37,296	32,798
7206597.SQ.FTS.B, Zero Cpn, 5/09/25	4,354	3,688
7206678.SQ.FTS.B, Zero Cpn, 5/09/25	4,451	4,170
7206741.SQ.FTS.B, Zero Cpn, 5/09/25	6,095	5,514
7206811.SQ.FTS.B, Zero Cpn, 5/09/25	7,081	6,759
7206889.SQ.FTS.B, Zero Cpn, 5/09/25	8,303	7,811
7206980.SQ.FTS.B, Zero Cpn, 5/09/25	18,746	15,557
7207145.SQ.FTS.B, Zero Cpn, 5/09/25	6,047	5,801
7207194.SQ.FTS.B, Zero Cpn, 5/09/25	983	733
7207199.SQ.FTS.B, Zero Cpn, 5/09/25	5,608	5,314
7207251.SQ.FTS.B, Zero Cpn, 5/10/25	30,451	29,045
7207540.SQ.FTS.B, Zero Cpn, 5/10/25	25,851	24,765
7207887.SQ.FTS.B, Zero Cpn, 5/10/25	30,573	29,157
7208263.SQ.FTS.B, Zero Cpn, 5/10/25	1,373	1,223
7208299.SQ.FTS.B, Zero Cpn, 5/10/25	10,341	9,215
7208468.SQ.FTS.B, Zero Cpn, 5/10/25	10,876	10,406
7208659.SQ.FTS.B, Zero Cpn, 5/10/25	11,406	10,926
7208754.SQ.FTS.B, Zero Cpn, 5/10/25	12,673	12,177
7208967.SQ.FTS.B, Zero Cpn, 5/10/25	5,878	5,531
7209002.SQ.FTS.B, Zero Cpn, 5/10/25	689	663
7209013.SQ.FTS.B, Zero Cpn, 5/10/25	1,129	1,080
7209021.SQ.FTS.B, Zero Cpn, 5/10/25	65,716	62,402
7209741.SQ.FTS.B, Zero Cpn, 5/10/25	2,996	2,861
7209796.SQ.FTS.B, Zero Cpn, 5/10/25	76,883	73,508

Description	Principal Amount	Value

Block, Inc. (continued)
7210710.SQ.FTS.B, Zero Cpn, 5/10/25	$2,648	$2,359
7210754.SQ.FTS.B, Zero Cpn, 5/10/25	2,388	2,097
7210807.SQ.FTS.B, Zero Cpn, 5/10/25	5,333	5,084
7210908.SQ.FTS.B, Zero Cpn, 5/11/25	6,402	6,127
7211016.SQ.FTS.B, Zero Cpn, 5/11/25	8,800	8,432
7211142.SQ.FTS.B, Zero Cpn, 5/11/25	846	635
7211155.SQ.FTS.B, Zero Cpn, 5/11/25	7,006	6,697
7211240.SQ.FTS.B, Zero Cpn, 5/11/25	5,411	5,172
7211314.SQ.FTS.B, Zero Cpn, 5/11/25	2,164	2,062
7211346.SQ.FTS.B, Zero Cpn, 5/11/25	550	531
7211367.SQ.FTS.B, Zero Cpn, 5/11/25	1,425	1,317
7211382.SQ.FTS.B, Zero Cpn, 5/11/25	3,425	3,276
7211455.SQ.FTS.B, Zero Cpn, 5/11/25	14,766	14,209
7211717.SQ.FTS.B, Zero Cpn, 5/11/25	15,020	14,363
7211935.SQ.FTS.B, Zero Cpn, 5/12/25	11,317	10,788
7212175.SQ.FTS.B, Zero Cpn, 5/12/25	1,846	1,774
7212213.SQ.FTS.B, Zero Cpn, 5/12/25	13,794	13,181
7212464.SQ.FTS.B, Zero Cpn, 5/12/25	1,697	1,445
7212491.SQ.FTS.B, Zero Cpn, 5/12/25	13,026	11,813
7212658.SQ.FTS.B, Zero Cpn, 5/12/25	1,366	1,306
7212674.SQ.FTS.B, Zero Cpn, 5/12/25	2,405	2,258
7212718.SQ.FTS.B, Zero Cpn, 5/13/25	1,380	1,295
7212919.SQ.FTS.B, Zero Cpn, 5/13/25	1,758	1,613
7212962.SQ.FTS.B, Zero Cpn, 5/13/25	1,604	1,542
7213115.SQ.FTS.B, Zero Cpn, 5/13/25	14,817	14,159
7213655.SQ.FTS.B, Zero Cpn, 5/13/25	5,497	5,260
7213791.SQ.FTS.B, Zero Cpn, 5/13/25	1,364	1,302
7213843.SQ.FTS.B, Zero Cpn, 5/13/25	1,466	1,396
7213862.SQ.FTS.B, Zero Cpn, 5/13/25	859	832
7213905.SQ.FTS.B, Zero Cpn, 5/13/25	3,836	3,676
7213955.SQ.FTS.B, Zero Cpn, 5/13/25	1,100	880
7213988.SQ.FTS.B, Zero Cpn, 5/13/25	11,615	10,882
7214235.SQ.FTS.B, Zero Cpn, 5/13/25	15,570	14,867
7214530.SQ.FTS.B, Zero Cpn, 5/13/25	1,936	1,855
7214566.SQ.FTS.B, Zero Cpn, 5/13/25	9,568	9,192
7214825.SQ.FTS.B, Zero Cpn, 5/13/25	6,505	4,938
7214936.SQ.FTS.B, Zero Cpn, 5/13/25	36,017	34,491
7215473.SQ.FTS.B, Zero Cpn, 5/13/25	1,698	1,636
7215497.SQ.FTS.B, Zero Cpn, 5/13/25	5,636	5,367
7215558.SQ.FTS.B, Zero Cpn, 5/13/25	9,309	8,882
7215695.SQ.FTS.B, Zero Cpn, 5/13/25	14,061	13,453
7215910.SQ.FTS.B, Zero Cpn, 5/13/25	1,359	1,298
7215928.SQ.FTS.B, Zero Cpn, 5/13/25	2,164	2,043
7215936.SQ.FTS.B, Zero Cpn, 5/13/25	3,337	3,183
7215981.SQ.FTS.B, Zero Cpn, 5/13/25	26,911	25,766
7216372.SQ.FTS.B, Zero Cpn, 5/13/25	12,574	12,048
7216634.SQ.FTS.B, Zero Cpn, 5/13/25	5,368	5,157
7216721.SQ.FTS.B, Zero Cpn, 5/13/25	2,713	2,395
7216996.SQ.FTS.B, Zero Cpn, 5/14/25	7,915	7,628
7217153.SQ.FTS.B, Zero Cpn, 5/14/25	1,152	1,056
7217165.SQ.FTS.B, Zero Cpn, 5/14/25	41,750	39,758
7217837.SQ.FTS.B, Zero Cpn, 5/14/25	10,809	10,145
7218070.SQ.FTS.B, Zero Cpn, 5/14/25	795	766
7218088.SQ.FTS.B, Zero Cpn, 5/14/25	7,556	7,304
7218214.SQ.FTS.B, Zero Cpn, 5/14/25	31,414	30,014
7218522.SQ.FTS.B, Zero Cpn, 5/14/25	10,189	9,689
7218588.SQ.FTS.B, Zero Cpn, 5/14/25	2,119	1,989
7218599.SQ.FTS.B, Zero Cpn, 5/14/25	2,178	2,067

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	59

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7218613.SQ.FTS.B, Zero Cpn, 5/14/25	$444	$428
7218625.SQ.FTS.B, Zero Cpn, 5/14/25	45,935	42,015
7218886.SQ.FTS.B, Zero Cpn, 5/14/25	6,708	5,821
7218920.SQ.FTS.B, Zero Cpn, 5/14/25	1,702	1,602
7218927.SQ.FTS.B, Zero Cpn, 5/14/25	10,368	9,845
7218987.SQ.FTS.B, Zero Cpn, 5/14/25	2,302	2,037
7219006.SQ.FTS.B, Zero Cpn, 5/14/25	1,422	1,312
7219021.SQ.FTS.B, Zero Cpn, 5/14/25	7,241	6,914
7219083.SQ.FTS.B, Zero Cpn, 5/14/25	4,120	3,805
7219097.SQ.FTS.B, Zero Cpn, 5/14/25	1,882	1,802
7219118.SQ.FTS.B, Zero Cpn, 5/14/25	11,712	10,163
7219191.SQ.FTS.B, Zero Cpn, 5/14/25	228	221
7219193.SQ.FTS.B, Zero Cpn, 5/14/25	16,856	15,924
7219508.SQ.FTS.B, Zero Cpn, 5/14/25	4,241	4,066
7219920.SQ.FTS.B, Zero Cpn, 5/14/25	827	801
7220016.SQ.FTS.B, Zero Cpn, 5/14/25	6,570	5,339
7220190.SQ.FTS.B, Zero Cpn, 5/14/25	5,453	5,110
7220283.SQ.FTS.B, Zero Cpn, 5/14/25	10,400	9,959
7220388.SQ.FTS.B, Zero Cpn, 5/14/25	635	595
7220400.SQ.FTS.B, Zero Cpn, 5/14/25	5,805	5,532
7220452.SQ.FTS.B, Zero Cpn, 5/14/25	601	583
7220453.SQ.FTS.B, Zero Cpn, 5/14/25	15,456	14,389
7220578.SQ.FTS.B, Zero Cpn, 5/14/25	3,538	3,383
7220630.SQ.FTS.B, Zero Cpn, 5/14/25	1,500	1,435
7220661.SQ.FTS.B, Zero Cpn, 5/14/25	12,914	12,236
7220837.SQ.FTS.B, Zero Cpn, 5/14/25	3,582	3,303
7220917.SQ.FTS.B, Zero Cpn, 5/15/25	1,612	1,526
7220959.SQ.FTS.B, Zero Cpn, 5/15/25	697	678
7221011.SQ.FTS.B, Zero Cpn, 5/15/25	1,983	1,900
7221061.SQ.FTS.B, Zero Cpn, 5/15/25	3,220	3,080
7221085.SQ.FTS.B, Zero Cpn, 5/15/25	39,470	37,754
7221573.SQ.FTS.B, Zero Cpn, 5/15/25	2,538	2,458
7221673.SQ.FTS.B, Zero Cpn, 5/15/25	6,143	5,833
7221755.SQ.FTS.B, Zero Cpn, 5/15/25	4,607	4,427
7221870.SQ.FTS.B, Zero Cpn, 5/15/25	1,376	1,330
7221907.SQ.FTS.B, Zero Cpn, 5/15/25	1,450	1,315
7221936.SQ.FTS.B, Zero Cpn, 5/15/25	1,402	1,330
7221972.SQ.FTS.B, Zero Cpn, 5/15/25	3,197	3,086
7222007.SQ.FTS.B, Zero Cpn, 5/15/25	17,199	16,399
7222218.SQ.FTS.B, Zero Cpn, 5/15/25	1,127	1,085
7222228.SQ.FTS.B, Zero Cpn, 5/15/25	6,492	6,211
7222283.SQ.FTS.B, Zero Cpn, 5/15/25	2,808	2,678
7222376.SQ.FTS.B, Zero Cpn, 5/15/25	9,830	9,344
7222643.SQ.FTS.B, Zero Cpn, 5/15/25	17,108	16,097
7222839.SQ.FTS.B, Zero Cpn, 5/15/25	16,972	16,192
7223043.SQ.FTS.B, Zero Cpn, 5/15/25	7,072	6,701
7223135.SQ.FTS.B, Zero Cpn, 5/15/25	6,103	5,399
7223201.SQ.FTS.B, Zero Cpn, 5/15/25	43,997	42,138
7223668.SQ.FTS.B, Zero Cpn, 5/15/25	1,313	1,247
7223713.SQ.FTS.B, Zero Cpn, 5/15/25	3,323	3,174
7223750.SQ.FTS.B, Zero Cpn, 5/15/25	1,574	1,492
7223776.SQ.FTS.B, Zero Cpn, 5/15/25	17,244	16,600
7224003.SQ.FTS.B, Zero Cpn, 5/15/25	2,916	2,794
7224021.SQ.FTS.B, Zero Cpn, 5/15/25	18,374	17,489
7224227.SQ.FTS.B, Zero Cpn, 5/15/25	12,915	12,341
7224411.SQ.FTS.B, Zero Cpn, 5/15/25	6,217	5,978
7224507.SQ.FTS.B, Zero Cpn, 5/15/25	2,973	2,852
7224534.SQ.FTS.B, Zero Cpn, 5/15/25	1,371	1,284

Description	Principal Amount	Value

Block, Inc. (continued)
7224555.SQ.FTS.B, Zero Cpn, 5/15/25	$4,425	$4,200
7224622.SQ.FTS.B, Zero Cpn, 5/15/25	1,285	1,238
7224641.SQ.FTS.B, Zero Cpn, 5/15/25	6,210	5,939
7224704.SQ.FTS.B, Zero Cpn, 5/15/25	12,828	12,121
7226894.SQ.FTS.B, Zero Cpn, 5/16/25	3,112	2,979
7226949.SQ.FTS.B, Zero Cpn, 5/16/25	1,096	1,040
7226984.SQ.FTS.B, Zero Cpn, 5/16/25	5,850	5,603
7227083.SQ.FTS.B, Zero Cpn, 5/16/25	4,520	4,345
7227119.SQ.FTS.B, Zero Cpn, 5/16/25	6,070	5,796
7227198.SQ.FTS.B, Zero Cpn, 5/16/25	14,235	13,619
7227385.SQ.FTS.B, Zero Cpn, 5/16/25	5,521	5,273
7227517.SQ.FTS.B, Zero Cpn, 5/16/25	2,854	2,724
7227582.SQ.FTS.B, Zero Cpn, 5/16/25	6,315	5,957
7227644.SQ.FTS.B, Zero Cpn, 5/16/25	14,975	14,307
7227866.SQ.FTS.B, Zero Cpn, 5/16/25	3,350	2,915
7227981.SQ.FTS.B, Zero Cpn, 5/16/25	1,615	1,430
7228019.SQ.FTS.B, Zero Cpn, 5/16/25	1,217	936
7228039.SQ.FTS.B, Zero Cpn, 5/16/25	6,867	6,572
7228213.SQ.FTS.B, Zero Cpn, 5/16/25	4,311	4,093
7228293.SQ.FTS.B, Zero Cpn, 5/16/25	1,212	1,153
7228307.SQ.FTS.B, Zero Cpn, 5/16/25	10,279	9,869
7229541.SQ.FTS.B, Zero Cpn, 5/16/25	2,538	2,430
7229548.SQ.FTS.B, Zero Cpn, 5/16/25	16,093	14,415
7229686.SQ.FTS.B, Zero Cpn, 5/16/25	6,186	5,895
7229740.SQ.FTS.B, Zero Cpn, 5/16/25	4,947	4,674
7229762.SQ.FTS.B, Zero Cpn, 5/16/25	50,957	48,260
7229979.SQ.FTS.B, Zero Cpn, 5/16/25	1,999	1,897
7229991.SQ.FTS.B, Zero Cpn, 5/16/25	2,476	2,323
7229999.SQ.FTS.B, Zero Cpn, 5/16/25	5,435	5,237
7230021.SQ.FTS.B, Zero Cpn, 5/16/25	3,723	3,555
7230039.SQ.FTS.B, Zero Cpn, 5/16/25	11,927	11,382
7230095.SQ.FTS.B, Zero Cpn, 5/16/25	12,642	12,063
7230203.SQ.FTS.B, Zero Cpn, 5/16/25	4,605	4,363
7230219.SQ.FTS.B, Zero Cpn, 5/16/25	17,868	17,179
7230310.SQ.FTS.B, Zero Cpn, 5/16/25	1,869	1,782
7230314.SQ.FTS.B, Zero Cpn, 5/16/25	3,097	2,888
7230351.SQ.FTS.B, Zero Cpn, 5/16/25	4,058	3,824
7230369.SQ.FTS.B, Zero Cpn, 5/16/25	2,817	2,708
7230415.SQ.FTS.B, Zero Cpn, 5/16/25	34,787	33,227
7231188.SQ.FTS.B, Zero Cpn, 5/17/25	2,806	2,721
7231240.SQ.FTS.B, Zero Cpn, 5/17/25	6,426	6,209
7231465.SQ.FTS.B, Zero Cpn, 5/17/25	21,228	20,276
7231945.SQ.FTS.B, Zero Cpn, 5/17/25	8,330	7,931
7232120.SQ.FTS.B, Zero Cpn, 5/17/25	2,830	2,700
7232158.SQ.FTS.B, Zero Cpn, 5/17/25	1,347	1,297
7232195.SQ.FTS.B, Zero Cpn, 5/17/25	24,756	23,628
7232691.SQ.FTS.B, Zero Cpn, 5/17/25	59,491	56,592
7233417.SQ.FTS.B, Zero Cpn, 5/17/25	12,009	11,481
7233543.SQ.FTS.B, Zero Cpn, 5/17/25	1,305	1,253
7233554.SQ.FTS.B, Zero Cpn, 5/17/25	7,404	7,020
7233650.SQ.FTS.B, Zero Cpn, 5/17/25	1,437	1,375
7233660.SQ.FTS.B, Zero Cpn, 5/17/25	1,132	1,056
7233689.SQ.FTS.B, Zero Cpn, 5/17/25	2,386	2,271
7233732.SQ.FTS.B, Zero Cpn, 5/17/25	7,562	7,234
7233812.SQ.FTS.B, Zero Cpn, 5/17/25	943	868
7233827.SQ.FTS.B, Zero Cpn, 5/17/25	82,580	78,875
7234711.SQ.FTS.B, Zero Cpn, 5/18/25	15,588	14,875
7234867.SQ.FTS.B, Zero Cpn, 5/18/25	1,269	1,210

60	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7234879.SQ.FTS.B, Zero Cpn, 5/18/25	$10,659	$10,156
7235031.SQ.FTS.B, Zero Cpn, 5/18/25	8,347	7,644
7235126.SQ.FTS.B, Zero Cpn, 5/18/25	9,879	9,427
7235258.SQ.FTS.B, Zero Cpn, 5/18/25	10,306	9,780
7235394.SQ.FTS.B, Zero Cpn, 5/18/25	3,733	3,558
7235445.SQ.FTS.B, Zero Cpn, 5/18/25	1,667	1,598
7235467.SQ.FTS.B, Zero Cpn, 5/19/25	6,617	6,284
7235564.SQ.FTS.B, Zero Cpn, 5/19/25	999	951
7235581.SQ.FTS.B, Zero Cpn, 5/19/25	5,342	5,129
7235659.SQ.FTS.B, Zero Cpn, 5/19/25	10,342	9,904
7235815.SQ.FTS.B, Zero Cpn, 5/19/25	3,842	3,661
7235864.SQ.FTS.B, Zero Cpn, 5/19/25	3,956	3,784
7235908.SQ.FTS.B, Zero Cpn, 5/19/25	4,841	4,585
7235984.SQ.FTS.B, Zero Cpn, 5/19/25	3,714	3,484
7236041.SQ.FTS.B, Zero Cpn, 5/19/25	25,770	24,451
7236352.SQ.FTS.B, Zero Cpn, 5/19/25	2,077	1,982
7236378.SQ.FTS.B, Zero Cpn, 5/19/25	630	605
7236769.SQ.FTS.B, Zero Cpn, 5/20/25	17,825	16,962
7237449.SQ.FTS.B, Zero Cpn, 5/20/25	6,690	6,394
7237614.SQ.FTS.B, Zero Cpn, 5/20/25	12,907	12,360
7238020.SQ.FTS.B, Zero Cpn, 5/20/25	7,114	6,801
7238159.SQ.FTS.B, Zero Cpn, 5/20/25	1,978	1,761
7238194.SQ.FTS.B, Zero Cpn, 5/20/25	19,439	18,549
7238562.SQ.FTS.B, Zero Cpn, 5/20/25	13,311	12,714
7238714.SQ.FTS.B, Zero Cpn, 5/20/25	2,504	2,382
7238757.SQ.FTS.B, Zero Cpn, 5/20/25	11,677	10,876
7238914.SQ.FTS.B, Zero Cpn, 5/20/25	6,998	6,728
7238977.SQ.FTS.B, Zero Cpn, 5/20/25	62,543	59,701
7239665.SQ.FTS.B, Zero Cpn, 5/20/25	13,495	12,834
7239879.SQ.FTS.B, Zero Cpn, 5/20/25	36,950	35,063
7240314.SQ.FTS.B, Zero Cpn, 5/20/25	1,113	1,063
7240319.SQ.FTS.B, Zero Cpn, 5/20/25	3,340	3,164
7240356.SQ.FTS.B, Zero Cpn, 5/20/25	6,037	5,763
7240417.SQ.FTS.B, Zero Cpn, 5/20/25	3,670	3,513
7240455.SQ.FTS.B, Zero Cpn, 5/20/25	2,137	2,003
7240494.SQ.FTS.B, Zero Cpn, 5/20/25	10,967	10,510
7241906.SQ.FTS.B, Zero Cpn, 5/21/25	30,917	29,508
7242122.SQ.FTS.B, Zero Cpn, 5/21/25	904	736
7242145.SQ.FTS.B, Zero Cpn, 5/21/25	9,690	9,354
7242213.SQ.FTS.B, Zero Cpn, 5/21/25	931	894
7242233.SQ.FTS.B, Zero Cpn, 5/21/25	14,144	13,588
7242372.SQ.FTS.B, Zero Cpn, 5/21/25	5,613	5,104
7242439.SQ.FTS.B, Zero Cpn, 5/21/25	12,621	12,088
7242637.SQ.FTS.B, Zero Cpn, 5/21/25	7,830	6,785
7242752.SQ.FTS.B, Zero Cpn, 5/21/25	1,434	1,317
7242801.SQ.FTS.B, Zero Cpn, 5/21/25	5,737	5,437
7242870.SQ.FTS.B, Zero Cpn, 5/21/25	2,344	2,241
7242896.SQ.FTS.B, Zero Cpn, 5/21/25	13,473	12,866
7243018.SQ.FTS.B, Zero Cpn, 5/21/25	1,397	1,323
7243023.SQ.FTS.B, Zero Cpn, 5/21/25	5,078	4,773
7243052.SQ.FTS.B, Zero Cpn, 5/21/25	2,573	2,457
7243075.SQ.FTS.B, Zero Cpn, 5/21/25	5,030	4,807
7243127.SQ.FTS.B, Zero Cpn, 5/21/25	3,793	3,643
7243185.SQ.FTS.B, Zero Cpn, 5/21/25	22,218	21,165
7243311.SQ.FTS.B, Zero Cpn, 5/21/25	6,502	6,208
7243345.SQ.FTS.B, Zero Cpn, 5/21/25	10,588	10,140
7243425.SQ.FTS.B, Zero Cpn, 5/21/25	6,381	6,086
7243463.SQ.FTS.B, Zero Cpn, 5/21/25	1,082	1,033

Description	Principal Amount	Value

Block, Inc. (continued)
7243467.SQ.FTS.B, Zero Cpn, 5/21/25	$13,236	$12,436
7243518.SQ.FTS.B, Zero Cpn, 5/21/25	2,839	2,715
7243531.SQ.FTS.B, Zero Cpn, 5/21/25	7,977	7,613
7243558.SQ.FTS.B, Zero Cpn, 5/21/25	3,076	2,888
7243571.SQ.FTS.B, Zero Cpn, 5/21/25	8,371	7,944
7243608.SQ.FTS.B, Zero Cpn, 5/21/25	639	612
7243613.SQ.FTS.B, Zero Cpn, 5/21/25	3,241	3,101
7243632.SQ.FTS.B, Zero Cpn, 5/21/25	27,563	26,322
7243772.SQ.FTS.B, Zero Cpn, 5/21/25	5,203	4,973
7243793.SQ.FTS.B, Zero Cpn, 5/21/25	16,158	15,294
7243843.SQ.FTS.B, Zero Cpn, 5/21/25	5,616	5,366
7243874.SQ.FTS.B, Zero Cpn, 5/21/25	4,262	4,110
7243927.SQ.FTS.B, Zero Cpn, 5/21/25	2,792	2,548
7243958.SQ.FTS.B, Zero Cpn, 5/21/25	22,642	21,598
7244108.SQ.FTS.B, Zero Cpn, 5/21/25	3,630	3,423
7244138.SQ.FTS.B, Zero Cpn, 5/21/25	13,406	12,238
7244207.SQ.FTS.B, Zero Cpn, 5/21/25	18,765	16,881
7244363.SQ.FTS.B, Zero Cpn, 5/21/25	3,371	3,233
7247421.SQ.FTS.B, Zero Cpn, 5/22/25	5,939	5,636
7247506.SQ.FTS.B, Zero Cpn, 5/22/25	3,851	3,711
7247550.SQ.FTS.B, Zero Cpn, 5/22/25	31,737	30,099
7247814.SQ.FTS.B, Zero Cpn, 5/22/25	1,992	1,904
7247849.SQ.FTS.B, Zero Cpn, 5/22/25	1,971	1,851
7247870.SQ.FTS.B, Zero Cpn, 5/22/25	33,706	32,238
7248245.SQ.FTS.B, Zero Cpn, 5/22/25	4,580	4,367
7248337.SQ.FTS.B, Zero Cpn, 5/22/25	11,167	10,042
7248498.SQ.FTS.B, Zero Cpn, 5/22/25	5,127	4,916
7248561.SQ.FTS.B, Zero Cpn, 5/22/25	1,959	1,837
7248591.SQ.FTS.B, Zero Cpn, 5/22/25	2,514	2,285
7248608.SQ.FTS.B, Zero Cpn, 5/22/25	2,473	2,248
7248635.SQ.FTS.B, Zero Cpn, 5/22/25	7,024	6,704
7248727.SQ.FTS.B, Zero Cpn, 5/22/25	34,835	33,274
7248948.SQ.FTS.B, Zero Cpn, 5/22/25	1,503	1,434
7248957.SQ.FTS.B, Zero Cpn, 5/22/25	42,468	40,515
7249181.SQ.FTS.B, Zero Cpn, 5/22/25	15,406	14,617
7249274.SQ.FTS.B, Zero Cpn, 5/22/25	7,014	6,697
7249305.SQ.FTS.B, Zero Cpn, 5/22/25	7,363	6,950
7249357.SQ.FTS.B, Zero Cpn, 5/22/25	14,401	12,843
7249450.SQ.FTS.B, Zero Cpn, 5/22/25	9,994	9,242
7249505.SQ.FTS.B, Zero Cpn, 5/22/25	4,561	4,166
7249526.SQ.FTS.B, Zero Cpn, 5/22/25	5,854	5,599
7249554.SQ.FTS.B, Zero Cpn, 5/22/25	2,232	2,129
7249566.SQ.FTS.B, Zero Cpn, 5/22/25	1,894	1,826
7249579.SQ.FTS.B, Zero Cpn, 5/22/25	15,975	14,366
7249691.SQ.FTS.B, Zero Cpn, 5/22/25	3,821	3,664
7249871.SQ.FTS.B, Zero Cpn, 5/22/25	5,747	5,437
7250303.SQ.FTS.B, Zero Cpn, 5/22/25	9,257	8,827
7250953.SQ.FTS.B, Zero Cpn, 5/22/25	1,511	1,435
7250972.SQ.FTS.B, Zero Cpn, 5/22/25	2,017	1,924
7251021.SQ.FTS.B, Zero Cpn, 5/22/25	13,726	13,144
7251203.SQ.FTS.B, Zero Cpn, 5/22/25	5,618	4,924
7251283.SQ.FTS.B, Zero Cpn, 5/23/25	13,680	12,647
7251367.SQ.FTS.B, Zero Cpn, 5/23/25	11,552	10,787
7251446.SQ.FTS.B, Zero Cpn, 5/23/25	17,386	16,296
7251553.SQ.FTS.B, Zero Cpn, 5/23/25	1,981	1,842
7251566.SQ.FTS.B, Zero Cpn, 5/23/25	4,474	4,195
7251597.SQ.FTS.B, Zero Cpn, 5/23/25	643	599
7251601.SQ.FTS.B, Zero Cpn, 5/23/25	10,339	9,557

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	61

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7251651.SQ.FTS.B, Zero Cpn, 5/23/25	$7,850	$7,241
7251691.SQ.FTS.B, Zero Cpn, 5/23/25	1,488	1,391
7251706.SQ.FTS.B, Zero Cpn, 5/23/25	5,605	5,188
7251743.SQ.FTS.B, Zero Cpn, 5/23/25	2,919	2,713
7251773.SQ.FTS.B, Zero Cpn, 5/23/25	12,507	11,674
7251847.SQ.FTS.B, Zero Cpn, 5/23/25	2,111	1,965
7251857.SQ.FTS.B, Zero Cpn, 5/23/25	3,303	3,067
7251879.SQ.FTS.B, Zero Cpn, 5/23/25	1,276	1,176
7251888.SQ.FTS.B, Zero Cpn, 5/23/25	20,378	19,085
7252026.SQ.FTS.B, Zero Cpn, 5/23/25	31,518	29,558
7252735.SQ.FTS.B, Zero Cpn, 5/24/25	2,728	2,516
7252796.SQ.FTS.B, Zero Cpn, 5/24/25	2,088	1,950
7252869.SQ.FTS.B, Zero Cpn, 5/24/25	8,877	8,323
7253125.SQ.FTS.B, Zero Cpn, 5/24/25	26,303	24,188
7253951.SQ.FTS.B, Zero Cpn, 5/24/25	982	898
7254008.SQ.FTS.B, Zero Cpn, 5/24/25	15,646	14,617
7254497.SQ.FTS.B, Zero Cpn, 5/25/25	3,265	2,829
7254535.SQ.FTS.B, Zero Cpn, 5/25/25	733	643
7254541.SQ.FTS.B, Zero Cpn, 5/25/25	8,230	7,630
7254589.SQ.FTS.B, Zero Cpn, 5/25/25	3,931	3,620
7254611.SQ.FTS.B, Zero Cpn, 5/25/25	61,845	57,516
7254885.SQ.FTS.B, Zero Cpn, 5/25/25	2,575	2,380
7254898.SQ.FTS.B, Zero Cpn, 5/25/25	3,002	2,785
7254907.SQ.FTS.B, Zero Cpn, 5/25/25	4,500	4,133
7254930.SQ.FTS.B, Zero Cpn, 5/25/25	2,267	2,097
7254942.SQ.FTS.B, Zero Cpn, 5/25/25	3,140	2,917
7254957.SQ.FTS.B, Zero Cpn, 5/25/25	7,579	6,913
7254996.SQ.FTS.B, Zero Cpn, 5/25/25	14,651	13,741
7255051.SQ.FTS.B, Zero Cpn, 5/25/25	15,875	14,658
7255113.SQ.FTS.B, Zero Cpn, 5/25/25	3,047	2,789
7255130.SQ.FTS.B, Zero Cpn, 5/25/25	5,180	4,856
7255160.SQ.FTS.B, Zero Cpn, 5/25/25	2,078	1,909
7255167.SQ.FTS.B, Zero Cpn, 5/25/25	18,470	16,939
7255268.SQ.FTS.B, Zero Cpn, 5/25/25	998	912
7255280.SQ.FTS.B, Zero Cpn, 5/25/25	2,104	1,947
7255297.SQ.FTS.B, Zero Cpn, 5/25/25	5,440	4,930
7255323.SQ.FTS.B, Zero Cpn, 5/25/25	1,797	1,657
7255335.SQ.FTS.B, Zero Cpn, 5/25/25	8,176	7,426
7255379.SQ.FTS.B, Zero Cpn, 5/25/25	1,628	1,508
7255387.SQ.FTS.B, Zero Cpn, 5/25/25	7,682	7,119
7255455.SQ.FTS.B, Zero Cpn, 5/25/25	7,322	6,864
7255510.SQ.FTS.B, Zero Cpn, 5/25/25	5,479	5,137
7255558.SQ.FTS.B, Zero Cpn, 5/25/25	2,951	2,764
7255576.SQ.FTS.B, Zero Cpn, 5/25/25	5,460	5,003
7255610.SQ.FTS.B, Zero Cpn, 5/25/25	2,333	2,146
7255628.SQ.FTS.B, Zero Cpn, 5/25/25	13,820	12,949
7255712.SQ.FTS.B, Zero Cpn, 5/25/25	15,161	14,213
7255795.SQ.FTS.B, Zero Cpn, 5/25/25	7,166	6,718
7255837.SQ.FTS.B, Zero Cpn, 5/25/25	815	737
7255851.SQ.FTS.B, Zero Cpn, 5/25/25	995	918
7255860.SQ.FTS.B, Zero Cpn, 5/25/25	12,502	11,348
7255984.SQ.FTS.B, Zero Cpn, 5/25/25	1,956	1,798
7255987.SQ.FTS.B, Zero Cpn, 5/25/25	629	549
7255995.SQ.FTS.B, Zero Cpn, 5/25/25	1,870	1,716
7256004.SQ.FTS.B, Zero Cpn, 5/25/25	7,999	7,340
7256046.SQ.FTS.B, Zero Cpn, 5/25/25	4,123	3,844
7256072.SQ.FTS.B, Zero Cpn, 5/25/25	13,221	12,301
7256157.SQ.FTS.B, Zero Cpn, 5/25/25	545	476

Description	Principal Amount	Value

Block, Inc. (continued)
7256171.SQ.FTS.B, Zero Cpn, 5/26/25	$1,666	$1,547
7256180.SQ.FTS.B, Zero Cpn, 5/26/25	8,058	7,147
7256258.SQ.FTS.B, Zero Cpn, 5/26/25	5,394	5,036
7256287.SQ.FTS.B, Zero Cpn, 5/26/25	1,094	1,005
7256298.SQ.FTS.B, Zero Cpn, 5/26/25	8,752	8,146
7256370.SQ.FTS.B, Zero Cpn, 5/26/25	14,929	13,781
7256472.SQ.FTS.B, Zero Cpn, 5/26/25	8,361	7,769
7256517.SQ.FTS.B, Zero Cpn, 5/26/25	17,889	16,731
7256621.SQ.FTS.B, Zero Cpn, 5/26/25	34,792	32,611
7256805.SQ.FTS.B, Zero Cpn, 5/26/25	3,087	2,852
7256816.SQ.FTS.B, Zero Cpn, 5/26/25	1,541	1,400
7256825.SQ.FTS.B, Zero Cpn, 5/26/25	2,558	2,386
7256842.SQ.FTS.B, Zero Cpn, 5/26/25	1,220	1,119
7256851.SQ.FTS.B, Zero Cpn, 5/26/25	2,393	2,220
7256867.SQ.FTS.B, Zero Cpn, 5/26/25	2,715	2,466
7256887.SQ.FTS.B, Zero Cpn, 5/26/25	10,575	9,669
7257371.SQ.FTS.B, Zero Cpn, 5/27/25	1,932	1,723
7257431.SQ.FTS.B, Zero Cpn, 5/27/25	1,312	1,198
7257459.SQ.FTS.B, Zero Cpn, 5/27/25	1,631	1,513
7257487.SQ.FTS.B, Zero Cpn, 5/27/25	504	458
7257517.SQ.FTS.B, Zero Cpn, 5/27/25	1,092	1,004
7260912.SQ.FTS.B, Zero Cpn, 5/28/25	1,657	1,523
7260947.SQ.FTS.B, Zero Cpn, 5/28/25	30,558	28,444
7261105.SQ.FTS.B, Zero Cpn, 5/28/25	1,549	1,387
7261122.SQ.FTS.B, Zero Cpn, 5/28/25	5,088	4,746
7261180.SQ.FTS.B, Zero Cpn, 5/28/25	4,117	3,844
7261221.SQ.FTS.B, Zero Cpn, 5/28/25	1,502	1,380
7261225.SQ.FTS.B, Zero Cpn, 5/28/25	4,359	4,039
7261261.SQ.FTS.B, Zero Cpn, 5/28/25	14,242	13,205
7261469.SQ.FTS.B, Zero Cpn, 5/28/25	10,248	9,605
7261563.SQ.FTS.B, Zero Cpn, 5/28/25	15,138	14,145
7261699.SQ.FTS.B, Zero Cpn, 5/28/25	4,010	3,730
7261800.SQ.FTS.B, Zero Cpn, 5/28/25	1,635	1,483
7261827.SQ.FTS.B, Zero Cpn, 5/28/25	24,882	23,229
7262165.SQ.FTS.B, Zero Cpn, 5/28/25	44,669	41,868
7262587.SQ.FTS.B, Zero Cpn, 5/28/25	32,017	29,646
7262777.SQ.FTS.B, Zero Cpn, 5/28/25	5,441	5,019
7262794.SQ.FTS.B, Zero Cpn, 5/28/25	48,569	45,516
7263082.SQ.FTS.B, Zero Cpn, 5/28/25	8,359	7,836
7263122.SQ.FTS.B, Zero Cpn, 5/28/25	12,961	12,111
7263157.SQ.FTS.B, Zero Cpn, 5/28/25	29,631	27,598
7263363.SQ.FTS.B, Zero Cpn, 5/28/25	5,679	5,280
7263379.SQ.FTS.B, Zero Cpn, 5/28/25	17,572	16,234
7264074.SQ.FTS.B, Zero Cpn, 5/28/25	584	540
7264211.SQ.FTS.B, Zero Cpn, 5/29/25	7,233	6,564
7264350.SQ.FTS.B, Zero Cpn, 5/29/25	4,544	4,227
7264473.SQ.FTS.B, Zero Cpn, 5/29/25	1,913	1,771
7264567.SQ.FTS.B, Zero Cpn, 5/29/25	1,434	1,308
7264586.SQ.FTS.B, Zero Cpn, 5/29/25	2,090	1,927
7264599.SQ.FTS.B, Zero Cpn, 5/29/25	481	434
7264605.SQ.FTS.B, Zero Cpn, 5/29/25	2,551	2,362
7264627.SQ.FTS.B, Zero Cpn, 5/29/25	1,851	1,716
7264644.SQ.FTS.B, Zero Cpn, 5/29/25	990	892
7264654.SQ.FTS.B, Zero Cpn, 5/29/25	27,652	25,729
7265326.SQ.FTS.B, Zero Cpn, 5/29/25	18,051	16,517
7265483.SQ.FTS.B, Zero Cpn, 5/29/25	3,462	3,208
7265503.SQ.FTS.B, Zero Cpn, 5/29/25	2,127	1,936
7265512.SQ.FTS.B, Zero Cpn, 5/29/25	7,694	7,113

62	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7265686.SQ.FTS.B, Zero Cpn, 5/29/25	$1,652	$1,521
7265696.SQ.FTS.B, Zero Cpn, 5/29/25	4,679	4,339
7265763.SQ.FTS.B, Zero Cpn, 5/29/25	5,392	5,056
7265824.SQ.FTS.B, Zero Cpn, 5/29/25	6,157	5,715
7265852.SQ.FTS.B, Zero Cpn, 5/29/25	905	821
7265858.SQ.FTS.B, Zero Cpn, 5/29/25	12,108	11,268
7265959.SQ.FTS.B, Zero Cpn, 5/29/25	7,202	6,612
7266020.SQ.FTS.B, Zero Cpn, 5/29/25	1,064	978
7266031.SQ.FTS.B, Zero Cpn, 5/29/25	54,191	50,602
7266451.SQ.FTS.B, Zero Cpn, 5/29/25	32,771	30,435
7266769.SQ.FTS.B, Zero Cpn, 5/29/25	3,908	3,625
7266801.SQ.FTS.B, Zero Cpn, 5/29/25	28,785	26,577
7267074.SQ.FTS.B, Zero Cpn, 5/29/25	5,970	5,544
7267120.SQ.FTS.B, Zero Cpn, 5/29/25	5,470	5,126
7267209.SQ.FTS.B, Zero Cpn, 5/29/25	2,490	2,290
7267243.SQ.FTS.B, Zero Cpn, 5/29/25	1,444	1,321
7267254.SQ.FTS.B, Zero Cpn, 5/29/25	20,859	19,463
7269890.SQ.FTS.B, Zero Cpn, 5/30/25	1,143	1,071
7269934.SQ.FTS.B, Zero Cpn, 5/30/25	10,455	9,671
7270073.SQ.FTS.B, Zero Cpn, 5/30/25	68,488	63,929
7271633.SQ.FTS.B, Zero Cpn, 5/30/25	1,651	1,517
7271678.SQ.FTS.B, Zero Cpn, 5/30/25	10,422	9,764
7271826.SQ.FTS.B, Zero Cpn, 5/30/25	87,898	82,404
7273042.SQ.FTS.B, Zero Cpn, 5/30/25	5,390	4,939
7273080.SQ.FTS.B, Zero Cpn, 5/30/25	13,952	13,081
7273316.SQ.FTS.B, Zero Cpn, 5/30/25	14,525	13,382
7273451.SQ.FTS.B, Zero Cpn, 5/30/25	8,059	7,303
7273512.SQ.FTS.B, Zero Cpn, 5/30/25	25,056	23,302
7273775.SQ.FTS.B, Zero Cpn, 5/30/25	19,548	18,020
7273860.SQ.FTS.B, Zero Cpn, 6/01/25	2,522	2,314
7273927.SQ.FTS.B, Zero Cpn, 6/01/25	10,479	9,728
7274043.SQ.FTS.B, Zero Cpn, 6/01/25	1,605	1,484
7274066.SQ.FTS.B, Zero Cpn, 6/01/25	5,606	5,107
7274153.SQ.FTS.B, Zero Cpn, 6/01/25	24,429	22,457
7274499.SQ.FTS.B, Zero Cpn, 6/01/25	12,807	11,794
7274671.SQ.FTS.B, Zero Cpn, 6/01/25	4,401	4,063
7274744.SQ.FTS.B, Zero Cpn, 6/01/25	2,794	2,550
7274775.SQ.FTS.B, Zero Cpn, 6/01/25	4,907	4,473
7274826.SQ.FTS.B, Zero Cpn, 6/01/25	5,199	4,712
7274922.SQ.FTS.B, Zero Cpn, 6/01/25	12,983	12,117
7275094.SQ.FTS.B, Zero Cpn, 6/01/25	6,314	5,915
7275180.SQ.FTS.B, Zero Cpn, 6/01/25	3,568	3,315
7275252.SQ.FTS.B, Zero Cpn, 6/01/25	83,444	78,205
7276219.SQ.FTS.B, Zero Cpn, 6/01/25	8,881	8,258
7276376.SQ.FTS.B, Zero Cpn, 6/01/25	17,998	16,868
7276614.SQ.FTS.B, Zero Cpn, 6/01/25	627	564
7276626.SQ.FTS.B, Zero Cpn, 6/01/25	1,188	1,109
7276627.SQ.FTS.B, Zero Cpn, 6/01/25	5,248	4,916
7276670.SQ.FTS.B, Zero Cpn, 6/01/25	4,943	4,599
7276733.SQ.FTS.B, Zero Cpn, 6/01/25	2,339	2,167
7276776.SQ.FTS.B, Zero Cpn, 6/01/25	4,986	4,611
7276836.SQ.FTS.B, Zero Cpn, 6/01/25	13,206	12,201
7276980.SQ.FTS.B, Zero Cpn, 6/01/25	25,550	23,845
7277292.SQ.FTS.B, Zero Cpn, 6/01/25	9,840	9,153
7277395.SQ.FTS.B, Zero Cpn, 6/01/25	24,633	23,075
7277477.SQ.FTS.B, Zero Cpn, 6/02/25	7,885	7,302
7277543.SQ.FTS.B, Zero Cpn, 6/02/25	720	667
7277549.SQ.FTS.B, Zero Cpn, 6/02/25	1,840	1,699

Description	Principal Amount	Value

Block, Inc. (continued)
7277572.SQ.FTS.B, Zero Cpn, 6/02/25	$6,376	$5,974
7277620.SQ.FTS.B, Zero Cpn, 6/02/25	3,864	3,568
7277648.SQ.FTS.B, Zero Cpn, 6/02/25	2,469	2,281
7277669.SQ.FTS.B, Zero Cpn, 6/02/25	19,311	17,931
7277834.SQ.FTS.B, Zero Cpn, 6/02/25	3,101	2,884
7277852.SQ.FTS.B, Zero Cpn, 6/02/25	4,626	4,333
7277890.SQ.FTS.B, Zero Cpn, 6/02/25	14,712	13,494
7278058.SQ.FTS.B, Zero Cpn, 6/02/25	1,844	1,691
7278072.SQ.FTS.B, Zero Cpn, 6/02/25	6,485	6,050
7278160.SQ.FTS.B, Zero Cpn, 6/02/25	1,213	1,104
7278180.SQ.FTS.B, Zero Cpn, 6/02/25	7,292	6,727
7278233.SQ.FTS.B, Zero Cpn, 6/02/25	4,301	3,925
7278304.SQ.FTS.B, Zero Cpn, 6/02/25	7,919	7,343
7278375.SQ.FTS.B, Zero Cpn, 6/02/25	4,574	4,254
7278413.SQ.FTS.B, Zero Cpn, 6/02/25	20,840	19,519
7278599.SQ.FTS.B, Zero Cpn, 6/03/25	3,537	3,246
7278646.SQ.FTS.B, Zero Cpn, 6/03/25	1,525	1,407
7278658.SQ.FTS.B, Zero Cpn, 6/03/25	8,623	8,001
7278741.SQ.FTS.B, Zero Cpn, 6/03/25	4,727	4,410
7278796.SQ.FTS.B, Zero Cpn, 6/03/25	4,505	4,128
7278834.SQ.FTS.B, Zero Cpn, 6/03/25	14,454	13,329
7278984.SQ.FTS.B, Zero Cpn, 6/03/25	3,222	2,946
7279011.SQ.FTS.B, Zero Cpn, 6/03/25	10,514	9,614
7279099.SQ.FTS.B, Zero Cpn, 6/03/25	29,546	27,300
7279367.SQ.FTS.B, Zero Cpn, 6/03/25	973	886
7279383.SQ.FTS.B, Zero Cpn, 6/03/25	9,882	8,977
7279513.SQ.FTS.B, Zero Cpn, 6/03/25	24,384	22,530
7280169.SQ.FTS.B, Zero Cpn, 6/04/25	4,359	4,004
7280289.SQ.FTS.B, Zero Cpn, 6/04/25	1,294	1,191
7280329.SQ.FTS.B, Zero Cpn, 6/04/25	887	805
7280347.SQ.FTS.B, Zero Cpn, 6/04/25	1,773	1,660
7280387.SQ.FTS.B, Zero Cpn, 6/04/25	43,619	40,725
7281239.SQ.FTS.B, Zero Cpn, 6/04/25	2,677	2,482
7281310.SQ.FTS.B, Zero Cpn, 6/04/25	6,131	5,663
7281438.SQ.FTS.B, Zero Cpn, 6/04/25	14,220	13,196
7281625.SQ.FTS.B, Zero Cpn, 6/04/25	1,829	1,675
7281653.SQ.FTS.B, Zero Cpn, 6/04/25	5,329	4,993
7281741.SQ.FTS.B, Zero Cpn, 6/04/25	11,164	10,259
7281894.SQ.FTS.B, Zero Cpn, 6/04/25	2,550	2,319
7281920.SQ.FTS.B, Zero Cpn, 6/04/25	1,896	1,762
7281953.SQ.FTS.B, Zero Cpn, 6/04/25	46,179	43,241
7282433.SQ.FTS.B, Zero Cpn, 6/04/25	14,559	13,446
7282611.SQ.FTS.B, Zero Cpn, 6/04/25	5,128	4,708
7282654.SQ.FTS.B, Zero Cpn, 6/04/25	4,122	3,858
7282696.SQ.FTS.B, Zero Cpn, 6/04/25	1,542	1,440
7282706.SQ.FTS.B, Zero Cpn, 6/04/25	9,158	8,538
7282799.SQ.FTS.B, Zero Cpn, 6/04/25	2,079	1,916
7282828.SQ.FTS.B, Zero Cpn, 6/04/25	853	758
7282838.SQ.FTS.B, Zero Cpn, 6/04/25	3,040	2,813
7282863.SQ.FTS.B, Zero Cpn, 6/04/25	4,626	4,261
7282897.SQ.FTS.B, Zero Cpn, 6/04/25	5,059	4,651
7282955.SQ.FTS.B, Zero Cpn, 6/04/25	3,196	2,952
7282993.SQ.FTS.B, Zero Cpn, 6/04/25	1,072	986
7283003.SQ.FTS.B, Zero Cpn, 6/04/25	2,818	2,607
7283021.SQ.FTS.B, Zero Cpn, 6/04/25	2,771	2,555
7283031.SQ.FTS.B, Zero Cpn, 6/04/25	12,868	11,955
7283171.SQ.FTS.B, Zero Cpn, 6/04/25	15,578	14,204
7283394.SQ.FTS.B, Zero Cpn, 6/04/25	11,734	10,950

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	63

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7283556.SQ.FTS.B, Zero Cpn, 6/04/25	$3,094	$2,861
7283615.SQ.FTS.B, Zero Cpn, 6/04/25	12,735	11,808
7283768.SQ.FTS.B, Zero Cpn, 6/04/25	10,044	9,341
7283902.SQ.FTS.B, Zero Cpn, 6/04/25	2,618	2,408
7283927.SQ.FTS.B, Zero Cpn, 6/04/25	4,697	4,369
7283959.SQ.FTS.B, Zero Cpn, 6/04/25	2,097	1,897
7283988.SQ.FTS.B, Zero Cpn, 6/04/25	5,686	5,127
7284040.SQ.FTS.B, Zero Cpn, 6/05/25	2,965	2,755
7284080.SQ.FTS.B, Zero Cpn, 6/05/25	66,527	62,052
7284932.SQ.FTS.B, Zero Cpn, 6/05/25	5,581	5,074
7285035.SQ.FTS.B, Zero Cpn, 6/05/25	1,052	970
7285051.SQ.FTS.B, Zero Cpn, 6/05/25	1,982	1,825
7285092.SQ.FTS.B, Zero Cpn, 6/05/25	1,408	1,289
7285133.SQ.FTS.B, Zero Cpn, 6/05/25	18,164	16,939
7285475.SQ.FTS.B, Zero Cpn, 6/05/25	37,288	34,679
7285996.SQ.FTS.B, Zero Cpn, 6/05/25	82,007	75,639
7286697.SQ.FTS.B, Zero Cpn, 6/05/25	56,319	52,773
7287198.SQ.FTS.B, Zero Cpn, 6/05/25	11,252	10,464
7287295.SQ.FTS.B, Zero Cpn, 6/05/25	17,372	16,067
7287589.SQ.FTS.B, Zero Cpn, 6/05/25	2,312	2,113
7287609.SQ.FTS.B, Zero Cpn, 6/05/25	28,723	26,721
7287781.SQ.FTS.B, Zero Cpn, 6/06/25	2,675	2,506
7287841.SQ.FTS.B, Zero Cpn, 6/06/25	2,243	2,056
7287900.SQ.FTS.B, Zero Cpn, 6/06/25	13,421	12,469
7288056.SQ.FTS.B, Zero Cpn, 6/06/25	285	251
7288066.SQ.FTS.B, Zero Cpn, 6/06/25	2,902	2,689
7288104.SQ.FTS.B, Zero Cpn, 6/06/25	8,161	7,459
7288186.SQ.FTS.B, Zero Cpn, 6/06/25	3,755	3,517
7288271.SQ.FTS.B, Zero Cpn, 6/06/25	14,759	13,758
7288578.SQ.FTS.B, Zero Cpn, 6/06/25	6,461	6,055
7288709.SQ.FTS.B, Zero Cpn, 6/06/25	36,336	33,664
7289247.SQ.FTS.B, Zero Cpn, 6/06/25	4,879	4,503
7289286.SQ.FTS.B, Zero Cpn, 6/06/25	9,754	9,131
7289364.SQ.FTS.B, Zero Cpn, 6/06/25	7,592	7,084
7289457.SQ.FTS.B, Zero Cpn, 6/06/25	9,992	9,361
7289563.SQ.FTS.B, Zero Cpn, 6/06/25	1,587	1,463
7289576.SQ.FTS.B, Zero Cpn, 6/06/25	6,907	6,396
7289627.SQ.FTS.B, Zero Cpn, 6/06/25	3,858	3,582
7289643.SQ.FTS.B, Zero Cpn, 6/06/25	1,418	1,305
7289645.SQ.FTS.B, Zero Cpn, 6/06/25	34,172	31,878
7289856.SQ.FTS.B, Zero Cpn, 6/06/25	8,676	8,129
7289900.SQ.FTS.B, Zero Cpn, 6/06/25	3,052	2,823
7289912.SQ.FTS.B, Zero Cpn, 6/06/25	305	279
7289918.SQ.FTS.B, Zero Cpn, 6/06/25	7,347	6,824
7289995.SQ.FTS.B, Zero Cpn, 6/06/25	4,065	3,779
7290026.SQ.FTS.B, Zero Cpn, 6/06/25	12,380	11,487
7290221.SQ.FTS.B, Zero Cpn, 6/06/25	1,779	1,605
7290253.SQ.FTS.B, Zero Cpn, 6/06/25	2,188	2,007
7290349.SQ.FTS.B, Zero Cpn, 6/06/25	11,751	11,007
7290513.SQ.FTS.B, Zero Cpn, 6/06/25	2,767	2,559
7290537.SQ.FTS.B, Zero Cpn, 6/06/25	2,983	2,767
7290561.SQ.FTS.B, Zero Cpn, 6/06/25	46,911	43,765
7290981.SQ.FTS.B, Zero Cpn, 6/06/25	3,030	2,786
7291004.SQ.FTS.B, Zero Cpn, 6/06/25	2,200	2,033
7291015.SQ.FTS.B, Zero Cpn, 6/06/25	6,229	5,771
7291079.SQ.FTS.B, Zero Cpn, 6/06/25	5,229	4,817
7291136.SQ.FTS.B, Zero Cpn, 6/06/25	2,612	2,389
7291181.SQ.FTS.B, Zero Cpn, 6/06/25	2,488	2,272

Description	Principal Amount	Value

Block, Inc. (continued)
7291195.SQ.FTS.B, Zero Cpn, 6/06/25	$8,372	$7,678
7291242.SQ.FTS.B, Zero Cpn, 6/06/25	22,270	20,780
7293665.SQ.FTS.B, Zero Cpn, 6/07/25	9,427	8,623
7293850.SQ.FTS.B, Zero Cpn, 6/07/25	5,459	5,062
7293947.SQ.FTS.B, Zero Cpn, 6/07/25	21,673	20,297
7294308.SQ.FTS.B, Zero Cpn, 6/07/25	6,243	5,658
7294458.SQ.FTS.B, Zero Cpn, 6/07/25	330	309
7294462.SQ.FTS.B, Zero Cpn, 6/07/25	703	636
7294497.SQ.FTS.B, Zero Cpn, 6/07/25	4,843	4,487
7294605.SQ.FTS.B, Zero Cpn, 6/07/25	18,780	17,470
7294934.SQ.FTS.B, Zero Cpn, 6/07/25	6,885	6,348
7295082.SQ.FTS.B, Zero Cpn, 6/07/25	10,508	9,770
7295255.SQ.FTS.B, Zero Cpn, 6/07/25	21,766	20,235
7295581.SQ.FTS.B, Zero Cpn, 6/07/25	6,252	5,852
7295652.SQ.FTS.B, Zero Cpn, 6/07/25	9,154	8,565
7295721.SQ.FTS.B, Zero Cpn, 6/07/25	25,889	24,085
7296051.SQ.FTS.B, Zero Cpn, 6/07/25	6,697	6,186
7296102.SQ.FTS.B, Zero Cpn, 6/07/25	7,423	6,948
7296180.SQ.FTS.B, Zero Cpn, 6/07/25	5,908	5,404
7296248.SQ.FTS.B, Zero Cpn, 6/07/25	1,075	996
7296255.SQ.FTS.B, Zero Cpn, 6/07/25	2,137	1,966
7296273.SQ.FTS.B, Zero Cpn, 6/07/25	5,567	5,202
7296387.SQ.FTS.B, Zero Cpn, 6/07/25	21,628	19,719
7296679.SQ.FTS.B, Zero Cpn, 6/07/25	1,439	1,332
7296706.SQ.FTS.B, Zero Cpn, 6/07/25	2,510	2,309
7296734.SQ.FTS.B, Zero Cpn, 6/07/25	10,408	9,709
7296850.SQ.FTS.B, Zero Cpn, 6/07/25	64,697	60,587
7297503.SQ.FTS.B, Zero Cpn, 6/07/25	6,544	6,125
7297608.SQ.FTS.B, Zero Cpn, 6/07/25	5,133	4,783
7297685.SQ.FTS.B, Zero Cpn, 6/07/25	4,663	4,321
7297748.SQ.FTS.B, Zero Cpn, 6/07/25	10,305	9,597
7297882.SQ.FTS.B, Zero Cpn, 6/07/25	39,963	37,148
7297967.SQ.FTS.B, Zero Cpn, 6/08/25	10,278	9,627
7298128.SQ.FTS.B, Zero Cpn, 6/08/25	4,348	4,071
7298217.SQ.FTS.B, Zero Cpn, 6/08/25	3,459	3,216
7298307.SQ.FTS.B, Zero Cpn, 6/08/25	3,390	3,101
7298379.SQ.FTS.B, Zero Cpn, 6/08/25	22,341	20,653
7298884.SQ.FTS.B, Zero Cpn, 6/08/25	1,861	1,726
7298946.SQ.FTS.B, Zero Cpn, 6/08/25	4,308	3,976
7299033.SQ.FTS.B, Zero Cpn, 6/08/25	4,776	4,424
7299095.SQ.FTS.B, Zero Cpn, 6/08/25	1,291	1,189
7299120.SQ.FTS.B, Zero Cpn, 6/08/25	6,740	6,290
7299193.SQ.FTS.B, Zero Cpn, 6/08/25	5,458	5,111
7299243.SQ.FTS.B, Zero Cpn, 6/08/25	851	784
7299245.SQ.FTS.B, Zero Cpn, 6/08/25	3,404	3,111
7299309.SQ.FTS.B, Zero Cpn, 6/08/25	19,775	18,094
7299554.SQ.FTS.B, Zero Cpn, 6/08/25	2,412	2,250
7299577.SQ.FTS.B, Zero Cpn, 6/08/25	3,447	3,117
7299610.SQ.FTS.B, Zero Cpn, 6/08/25	4,031	3,775
7299619.SQ.FTS.B, Zero Cpn, 6/08/25	7,228	6,644
7299686.SQ.FTS.B, Zero Cpn, 6/08/25	2,009	1,857
7299704.SQ.FTS.B, Zero Cpn, 6/08/25	11,269	10,386
7299804.SQ.FTS.B, Zero Cpn, 6/08/25	82,433	77,125
7300533.SQ.FTS.B, Zero Cpn, 6/08/25	7,521	7,018
7300605.SQ.FTS.B, Zero Cpn, 6/08/25	3,048	2,820
7300619.SQ.FTS.B, Zero Cpn, 6/08/25	1,009	917
7300638.SQ.FTS.B, Zero Cpn, 6/08/25	19,669	17,960
7300855.SQ.FTS.B, Zero Cpn, 6/08/25	1,768	1,629

64	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7300878.SQ.FTS.B, Zero Cpn, 6/08/25	$3,118	$2,900
7300923.SQ.FTS.B, Zero Cpn, 6/08/25	86,063	79,190
7301564.SQ.FTS.B, Zero Cpn, 6/09/25	31,477	29,355
7301783.SQ.FTS.B, Zero Cpn, 6/09/25	11,244	10,431
7301900.SQ.FTS.B, Zero Cpn, 6/09/25	9,303	8,553
7301970.SQ.FTS.B, Zero Cpn, 6/09/25	2,694	2,490
7301997.SQ.FTS.B, Zero Cpn, 6/09/25	3,762	3,486
7302029.SQ.FTS.B, Zero Cpn, 6/09/25	6,727	6,190
7302116.SQ.FTS.B, Zero Cpn, 6/09/25	8,149	7,437
7302186.SQ.FTS.B, Zero Cpn, 6/09/25	1,167	1,074
7302209.SQ.FTS.B, Zero Cpn, 6/09/25	17,810	16,458
7302385.SQ.FTS.B, Zero Cpn, 6/09/25	5,695	5,256
7302444.SQ.FTS.B, Zero Cpn, 6/09/25	1,556	1,420
7302458.SQ.FTS.B, Zero Cpn, 6/09/25	2,046	1,890
7302477.SQ.FTS.B, Zero Cpn, 6/09/25	22,223	20,809
7302660.SQ.FTS.B, Zero Cpn, 6/10/25	1,768	1,619
7302672.SQ.FTS.B, Zero Cpn, 6/10/25	2,134	1,964
7302700.SQ.FTS.B, Zero Cpn, 6/10/25	16,005	14,982
7302833.SQ.FTS.B, Zero Cpn, 6/10/25	6,915	6,309
7303400.SQ.FTS.B, Zero Cpn, 6/10/25	6,378	5,882
7303472.SQ.FTS.B, Zero Cpn, 6/10/25	2,817	2,618
7303513.SQ.FTS.B, Zero Cpn, 6/10/25	661	608
7303517.SQ.FTS.B, Zero Cpn, 6/10/25	39,976	37,154
7304704.SQ.FTS.B, Zero Cpn, 6/11/25	4,644	4,249
7304890.SQ.FTS.B, Zero Cpn, 6/11/25	5,713	5,315
7305010.SQ.FTS.B, Zero Cpn, 6/11/25	4,480	4,144
7305144.SQ.FTS.B, Zero Cpn, 6/11/25	2,069	1,903
7305174.SQ.FTS.B, Zero Cpn, 6/11/25	1,939	1,777
7305225.SQ.FTS.B, Zero Cpn, 6/11/25	1,665	1,543
7305246.SQ.FTS.B, Zero Cpn, 6/11/25	16,636	15,573
7305517.SQ.FTS.B, Zero Cpn, 6/11/25	10,108	9,462
7305721.SQ.FTS.B, Zero Cpn, 6/11/25	2,288	2,102
7305792.SQ.FTS.B, Zero Cpn, 6/11/25	24,832	23,150
7306073.SQ.FTS.B, Zero Cpn, 6/11/25	1,110	1,031
7306097.SQ.FTS.B, Zero Cpn, 6/11/25	1,520	1,419
7306112.SQ.FTS.B, Zero Cpn, 6/11/25	55,642	51,711
7306825.SQ.FTS.B, Zero Cpn, 6/11/25	15,079	13,970
7306973.SQ.FTS.B, Zero Cpn, 6/11/25	13,035	12,210
7307129.SQ.FTS.B, Zero Cpn, 6/11/25	62,664	58,617
7308001.SQ.FTS.B, Zero Cpn, 6/11/25	1,208	1,110
7308015.SQ.FTS.B, Zero Cpn, 6/11/25	2,551	2,333
7308052.SQ.FTS.B, Zero Cpn, 6/11/25	14,047	13,039
7308090.SQ.FTS.B, Zero Cpn, 6/12/25	26,424	24,238
7308470.SQ.FTS.B, Zero Cpn, 6/12/25	1,611	1,478
7308476.SQ.FTS.B, Zero Cpn, 6/12/25	9,176	8,524
7308523.SQ.FTS.B, Zero Cpn, 6/12/25	16,433	15,283
7308751.SQ.FTS.B, Zero Cpn, 6/12/25	8,082	7,486
7308915.SQ.FTS.B, Zero Cpn, 6/12/25	19,370	18,142
7309335.SQ.FTS.B, Zero Cpn, 6/12/25	2,223	2,041
7309369.SQ.FTS.B, Zero Cpn, 6/12/25	14,042	13,108
7309564.SQ.FTS.B, Zero Cpn, 6/12/25	2,182	2,011
7309596.SQ.FTS.B, Zero Cpn, 6/12/25	13,941	12,962
7309774.SQ.FTS.B, Zero Cpn, 6/12/25	3,558	3,303
7309806.SQ.FTS.B, Zero Cpn, 6/12/25	836	779
7309810.SQ.FTS.B, Zero Cpn, 6/12/25	29,102	27,151
7312978.SQ.FTS.B, Zero Cpn, 6/12/25	15,912	14,839
7313105.SQ.FTS.B, Zero Cpn, 6/12/25	15,639	14,637
7313224.SQ.FTS.B, Zero Cpn, 6/12/25	6,790	6,327

Description	Principal Amount	Value

Block, Inc. (continued)
7313373.SQ.FTS.B, Zero Cpn, 6/12/25	$5,868	$5,452
7313455.SQ.FTS.B, Zero Cpn, 6/12/25	13,722	12,598
7313548.SQ.FTS.B, Zero Cpn, 6/12/25	34,946	32,596
7313826.SQ.FTS.B, Zero Cpn, 6/12/25	6,286	5,884
7313889.SQ.FTS.B, Zero Cpn, 6/12/25	1,807	1,675
7313901.SQ.FTS.B, Zero Cpn, 6/12/25	10,011	9,373
7313982.SQ.FTS.B, Zero Cpn, 6/12/25	10,976	10,277
7314056.SQ.FTS.B, Zero Cpn, 6/12/25	719	654
7314067.SQ.FTS.B, Zero Cpn, 6/12/25	8,149	7,546
7314149.SQ.FTS.B, Zero Cpn, 6/12/25	13,083	12,161
7314251.SQ.FTS.B, Zero Cpn, 6/12/25	2,370	2,192
7314271.SQ.FTS.B, Zero Cpn, 6/12/25	791	727
7314281.SQ.FTS.B, Zero Cpn, 6/12/25	16,664	15,544
7314451.SQ.FTS.B, Zero Cpn, 6/12/25	2,204	2,043
7314489.SQ.FTS.B, Zero Cpn, 6/12/25	6,106	5,695
7314537.SQ.FTS.B, Zero Cpn, 6/12/25	3,092	2,864
7314567.SQ.FTS.B, Zero Cpn, 6/12/25	640	597
7314568.SQ.FTS.B, Zero Cpn, 6/12/25	7,627	7,068
7314660.SQ.FTS.B, Zero Cpn, 6/13/25	43,744	40,943
7315208.SQ.FTS.B, Zero Cpn, 6/13/25	1,075	985
7315216.SQ.FTS.B, Zero Cpn, 6/13/25	3,607	3,310
7315244.SQ.FTS.B, Zero Cpn, 6/13/25	19,548	17,848
7315485.SQ.FTS.B, Zero Cpn, 6/13/25	2,755	2,534
7315515.SQ.FTS.B, Zero Cpn, 6/13/25	455	393
7315526.SQ.FTS.B, Zero Cpn, 6/13/25	3,488	3,176
7315642.SQ.FTS.B, Zero Cpn, 6/13/25	6,155	5,715
7315726.SQ.FTS.B, Zero Cpn, 6/13/25	29,195	27,104
7316050.SQ.FTS.B, Zero Cpn, 6/13/25	5,723	5,282
7316093.SQ.FTS.B, Zero Cpn, 6/13/25	1,925	1,763
7316119.SQ.FTS.B, Zero Cpn, 6/13/25	22,181	20,680
7316306.SQ.FTS.B, Zero Cpn, 6/13/25	3,831	3,571
7316351.SQ.FTS.B, Zero Cpn, 6/13/25	1,757	1,627
7316373.SQ.FTS.B, Zero Cpn, 6/13/25	10,397	9,731
7316512.SQ.FTS.B, Zero Cpn, 6/13/25	20,422	18,981
7316680.SQ.FTS.B, Zero Cpn, 6/13/25	4,374	4,095
7316695.SQ.FTS.B, Zero Cpn, 6/13/25	3,266	2,997
7316709.SQ.FTS.B, Zero Cpn, 6/13/25	11,185	10,315
7316762.SQ.FTS.B, Zero Cpn, 6/13/25	22,114	20,690
7316921.SQ.FTS.B, Zero Cpn, 6/13/25	4,351	4,027
7316956.SQ.FTS.B, Zero Cpn, 6/13/25	51,080	47,642
7317336.SQ.FTS.B, Zero Cpn, 6/13/25	982	891
7317351.SQ.FTS.B, Zero Cpn, 6/13/25	39,484	36,180
7317674.SQ.FTS.B, Zero Cpn, 6/13/25	12,735	11,752
7317765.SQ.FTS.B, Zero Cpn, 6/13/25	33,687	31,221
7320335.SQ.FTS.B, Zero Cpn, 6/14/25	4,351	4,024
7320409.SQ.FTS.B, Zero Cpn, 6/14/25	1,970	1,809
7320420.SQ.FTS.B, Zero Cpn, 6/14/25	8,614	7,998
7320531.SQ.FTS.B, Zero Cpn, 6/14/25	537	495
7320553.SQ.FTS.B, Zero Cpn, 6/14/25	7,949	7,382
7320673.SQ.FTS.B, Zero Cpn, 6/14/25	2,284	2,086
7320697.SQ.FTS.B, Zero Cpn, 6/14/25	7,180	6,674
7320823.SQ.FTS.B, Zero Cpn, 6/14/25	2,968	2,750
7320876.SQ.FTS.B, Zero Cpn, 6/14/25	1,388	1,268
7320914.SQ.FTS.B, Zero Cpn, 6/14/25	2,925	2,710
7320951.SQ.FTS.B, Zero Cpn, 6/14/25	1,414	1,289
7320968.SQ.FTS.B, Zero Cpn, 6/14/25	15,120	13,868
7321205.SQ.FTS.B, Zero Cpn, 6/14/25	463	425
7321218.SQ.FTS.B, Zero Cpn, 6/14/25	3,079	2,839

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	65

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7321278.SQ.FTS.B, Zero Cpn, 6/14/25	$11,642	$10,678
7321429.SQ.FTS.B, Zero Cpn, 6/14/25	2,868	2,661
7321547.SQ.FTS.B, Zero Cpn, 6/14/25	8,391	7,848
7321710.SQ.FTS.B, Zero Cpn, 6/14/25	7,613	7,028
7321799.SQ.FTS.B, Zero Cpn, 6/14/25	7,462	6,983
7321914.SQ.FTS.B, Zero Cpn, 6/14/25	1,333	1,210
7321925.SQ.FTS.B, Zero Cpn, 6/14/25	14,107	13,060
7322111.SQ.FTS.B, Zero Cpn, 6/14/25	6,433	5,926
7322155.SQ.FTS.B, Zero Cpn, 6/14/25	9,174	8,583
7322242.SQ.FTS.B, Zero Cpn, 6/14/25	1,538	1,402
7322262.SQ.FTS.B, Zero Cpn, 6/14/25	45,109	42,049
7322717.SQ.FTS.B, Zero Cpn, 6/14/25	9,776	9,017
7322841.SQ.FTS.B, Zero Cpn, 6/14/25	30,483	27,991
7323055.SQ.FTS.B, Zero Cpn, 6/14/25	8,089	7,540
7323201.SQ.FTS.B, Zero Cpn, 6/14/25	1,936	1,790
7323239.SQ.FTS.B, Zero Cpn, 6/14/25	88,130	82,475
7324137.SQ.FTS.B, Zero Cpn, 6/14/25	2,368	2,194
7324163.SQ.FTS.B, Zero Cpn, 6/14/25	2,938	2,729
7324227.SQ.FTS.B, Zero Cpn, 6/14/25	6,841	6,274
7324281.SQ.FTS.B, Zero Cpn, 6/14/25	8,533	7,985
7324359.SQ.FTS.B, Zero Cpn, 6/14/25	4,326	3,964
7324384.SQ.FTS.B, Zero Cpn, 6/14/25	1,112	1,030
7324392.SQ.FTS.B, Zero Cpn, 6/14/25	13,029	12,143
7324452.SQ.FTS.B, Zero Cpn, 6/14/25	13,058	12,170
7324502.SQ.FTS.B, Zero Cpn, 6/15/25	1,887	1,744
7324551.SQ.FTS.B, Zero Cpn, 6/15/25	6,312	5,865
7324667.SQ.FTS.B, Zero Cpn, 6/15/25	6,358	5,900
7324725.SQ.FTS.B, Zero Cpn, 6/15/25	7,193	6,702
7324812.SQ.FTS.B, Zero Cpn, 6/15/25	1,102	1,008
7324820.SQ.FTS.B, Zero Cpn, 6/15/25	1,346	1,237
7324843.SQ.FTS.B, Zero Cpn, 6/15/25	2,121	1,955
7324898.SQ.FTS.B, Zero Cpn, 6/15/25	840	785
7324922.SQ.FTS.B, Zero Cpn, 6/15/25	10,298	9,448
7325072.SQ.FTS.B, Zero Cpn, 6/15/25	1,198	1,102
7325082.SQ.FTS.B, Zero Cpn, 6/15/25	6,433	6,018
7325167.SQ.FTS.B, Zero Cpn, 6/15/25	12,112	11,336
7325445.SQ.FTS.B, Zero Cpn, 6/15/25	6,159	5,704
7325583.SQ.FTS.B, Zero Cpn, 6/15/25	1,086	1,016
7325592.SQ.FTS.B, Zero Cpn, 6/15/25	2,258	2,101
7325664.SQ.FTS.B, Zero Cpn, 6/15/25	101,651	94,402
7326549.SQ.FTS.B, Zero Cpn, 6/15/25	3,095	2,851
7326597.SQ.FTS.B, Zero Cpn, 6/15/25	2,913	2,706
7326679.SQ.FTS.B, Zero Cpn, 6/15/25	12,279	11,374
7326835.SQ.FTS.B, Zero Cpn, 6/15/25	3,181	2,977
7326850.SQ.FTS.B, Zero Cpn, 6/15/25	897	821
7326855.SQ.FTS.B, Zero Cpn, 6/15/25	1,031	944
7326872.SQ.FTS.B, Zero Cpn, 6/15/25	2,759	2,561
7326882.SQ.FTS.B, Zero Cpn, 6/15/25	11,136	10,292
7326989.SQ.FTS.B, Zero Cpn, 6/15/25	2,375	2,194
7327003.SQ.FTS.B, Zero Cpn, 6/15/25	3,381	3,074
7327032.SQ.FTS.B, Zero Cpn, 6/15/25	5,051	4,659
7327055.SQ.FTS.B, Zero Cpn, 6/15/25	4,368	3,993
7327121.SQ.FTS.B, Zero Cpn, 6/15/25	7,166	6,633
7327192.SQ.FTS.B, Zero Cpn, 6/15/25	32,872	30,764
7327611.SQ.FTS.B, Zero Cpn, 6/15/25	3,863	3,600
7327641.SQ.FTS.B, Zero Cpn, 6/15/25	56,186	51,804
7328067.SQ.FTS.B, Zero Cpn, 6/16/25	21,020	19,228
7328306.SQ.FTS.B, Zero Cpn, 6/16/25	4,099	3,789

Description	Principal Amount	Value

Block, Inc. (continued)
7328378.SQ.FTS.B, Zero Cpn, 6/16/25	$2,703	$2,502
7328416.SQ.FTS.B, Zero Cpn, 6/16/25	3,310	3,096
7328457.SQ.FTS.B, Zero Cpn, 6/16/25	5,499	5,106
7328518.SQ.FTS.B, Zero Cpn, 6/16/25	3,475	3,175
7328547.SQ.FTS.B, Zero Cpn, 6/16/25	2,887	2,688
7328581.SQ.FTS.B, Zero Cpn, 6/16/25	12,510	11,706
7328717.SQ.FTS.B, Zero Cpn, 6/16/25	2,031	1,862
7328739.SQ.FTS.B, Zero Cpn, 6/16/25	6,665	6,116
7328800.SQ.FTS.B, Zero Cpn, 6/16/25	4,705	4,308
7328848.SQ.FTS.B, Zero Cpn, 6/16/25	12,108	11,242
7329000.SQ.FTS.B, Zero Cpn, 6/16/25	3,046	2,792
7329042.SQ.FTS.B, Zero Cpn, 6/16/25	4,810	4,497
7329113.SQ.FTS.B, Zero Cpn, 6/17/25	27,299	25,342
7329424.SQ.FTS.B, Zero Cpn, 6/17/25	7,882	7,299
7329506.SQ.FTS.B, Zero Cpn, 6/17/25	7,079	6,524
7329592.SQ.FTS.B, Zero Cpn, 6/17/25	13,728	12,521
7329776.SQ.FTS.B, Zero Cpn, 6/17/25	1,114	1,016
7329790.SQ.FTS.B, Zero Cpn, 6/17/25	2,168	1,980
7329815.SQ.FTS.B, Zero Cpn, 6/17/25	2,680	2,439
7329845.SQ.FTS.B, Zero Cpn, 6/17/25	4,593	4,209
7329893.SQ.FTS.B, Zero Cpn, 6/17/25	12,223	11,350
7330370.SQ.FTS.B, Zero Cpn, 6/18/25	2,767	2,563
7330406.SQ.FTS.B, Zero Cpn, 6/18/25	21,092	19,486
7330811.SQ.FTS.B, Zero Cpn, 6/18/25	4,683	4,320
7331014.SQ.FTS.B, Zero Cpn, 6/18/25	2,110	1,963
7331075.SQ.FTS.B, Zero Cpn, 6/18/25	3,071	2,829
7331186.SQ.FTS.B, Zero Cpn, 6/18/25	11,291	10,352
7331471.SQ.FTS.B, Zero Cpn, 6/18/25	28,527	26,500
7331944.SQ.FTS.B, Zero Cpn, 6/18/25	11,243	10,522
7332139.SQ.FTS.B, Zero Cpn, 6/18/25	3,323	3,110
7332206.SQ.FTS.B, Zero Cpn, 6/18/25	17,235	15,777
7332409.SQ.FTS.B, Zero Cpn, 6/18/25	3,676	3,356
7332437.SQ.FTS.B, Zero Cpn, 6/18/25	1,067	997
7332453.SQ.FTS.B, Zero Cpn, 6/18/25	17,198	15,929
7332607.SQ.FTS.B, Zero Cpn, 6/18/25	9,610	8,960
7332756.SQ.FTS.B, Zero Cpn, 6/18/25	15,999	14,785
7332910.SQ.FTS.B, Zero Cpn, 6/18/25	4,987	4,632
7332960.SQ.FTS.B, Zero Cpn, 6/18/25	1,111	1,029
7332975.SQ.FTS.B, Zero Cpn, 6/18/25	2,986	2,761
7333017.SQ.FTS.B, Zero Cpn, 6/18/25	4,896	4,549
7333068.SQ.FTS.B, Zero Cpn, 6/18/25	1,867	1,698
7333089.SQ.FTS.B, Zero Cpn, 6/18/25	6,403	5,931
7333147.SQ.FTS.B, Zero Cpn, 6/18/25	6,301	5,776
7333242.SQ.FTS.B, Zero Cpn, 6/18/25	3,359	3,064
7333309.SQ.FTS.B, Zero Cpn, 6/18/25	22,208	20,624
7333631.SQ.FTS.B, Zero Cpn, 6/18/25	7,275	6,808
7333735.SQ.FTS.B, Zero Cpn, 6/18/25	4,277	3,953
7333807.SQ.FTS.B, Zero Cpn, 6/18/25	3,389	3,138
7333857.SQ.FTS.B, Zero Cpn, 6/18/25	1,979	1,828
7333884.SQ.FTS.B, Zero Cpn, 6/18/25	1,044	953
7333910.SQ.FTS.B, Zero Cpn, 6/18/25	10,460	9,671
7334033.SQ.FTS.B, Zero Cpn, 6/18/25	658	613
7334051.SQ.FTS.B, Zero Cpn, 6/18/25	1,839	1,682
7334073.SQ.FTS.B, Zero Cpn, 6/18/25	9,118	8,369
7334213.SQ.FTS.B, Zero Cpn, 6/18/25	2,769	2,578
7334262.SQ.FTS.B, Zero Cpn, 6/18/25	8,169	7,479
7334377.SQ.FTS.B, Zero Cpn, 6/18/25	8,698	8,039
7334461.SQ.FTS.B, Zero Cpn, 6/19/25	1,075	985

66	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7334475.SQ.FTS.B, Zero Cpn, 6/19/25	$1,907	$1,756
7334504.SQ.FTS.B, Zero Cpn, 6/19/25	8,537	7,988
7334601.SQ.FTS.B, Zero Cpn, 6/19/25	23,993	22,291
7334840.SQ.FTS.B, Zero Cpn, 6/19/25	1,519	1,406
7334849.SQ.FTS.B, Zero Cpn, 6/19/25	9,559	8,883
7334964.SQ.FTS.B, Zero Cpn, 6/19/25	28,642	26,784
7335358.SQ.FTS.B, Zero Cpn, 6/19/25	772	721
7335374.SQ.FTS.B, Zero Cpn, 6/19/25	1,142	1,048
7335391.SQ.FTS.B, Zero Cpn, 6/19/25	549	456
7335435.SQ.FTS.B, Zero Cpn, 6/19/25	13,075	12,185
7335700.SQ.FTS.B, Zero Cpn, 6/19/25	25,698	23,797
7335969.SQ.FTS.B, Zero Cpn, 6/19/25	6,632	6,204
7336005.SQ.FTS.B, Zero Cpn, 6/19/25	2,390	2,196
7336025.SQ.FTS.B, Zero Cpn, 6/19/25	53,410	49,976
7336392.SQ.FTS.B, Zero Cpn, 6/19/25	2,095	1,941
7336417.SQ.FTS.B, Zero Cpn, 6/19/25	8,875	8,270
7336480.SQ.FTS.B, Zero Cpn, 6/19/25	4,811	4,501
7336523.SQ.FTS.B, Zero Cpn, 6/19/25	44,236	41,062
7336762.SQ.FTS.B, Zero Cpn, 6/19/25	18,355	16,995
7336871.SQ.FTS.B, Zero Cpn, 6/19/25	11,455	10,615
7336918.SQ.FTS.B, Zero Cpn, 6/19/25	1,090	1,005
7336933.SQ.FTS.B, Zero Cpn, 6/19/25	3,312	3,060
7336953.SQ.FTS.B, Zero Cpn, 6/19/25	6,590	6,017
7336980.SQ.FTS.B, Zero Cpn, 6/19/25	1,274	1,167
7337001.SQ.FTS.B, Zero Cpn, 6/19/25	16,610	15,391
7337094.SQ.FTS.B, Zero Cpn, 6/19/25	4,330	4,002
7337125.SQ.FTS.B, Zero Cpn, 6/19/25	1,070	978
7337139.SQ.FTS.B, Zero Cpn, 6/19/25	24,987	23,091
7337369.SQ.FTS.B, Zero Cpn, 6/19/25	5,554	5,154
7337427.SQ.FTS.B, Zero Cpn, 6/19/25	5,301	4,925
7337485.SQ.FTS.B, Zero Cpn, 6/19/25	20,686	19,156
7337996.SQ.FTS.B, Zero Cpn, 6/19/25	6,957	6,460
7338102.SQ.FTS.B, Zero Cpn, 6/19/25	4,099	3,821
7338205.SQ.FTS.B, Zero Cpn, 6/19/25	1,799	1,637
7338342.SQ.FTS.B, Zero Cpn, 6/20/25	29,163	26,627
7338653.SQ.FTS.B, Zero Cpn, 6/20/25	1,684	1,575
7338672.SQ.FTS.B, Zero Cpn, 6/20/25	8,157	7,537
7338749.SQ.FTS.B, Zero Cpn, 6/20/25	8,209	7,679
7338810.SQ.FTS.B, Zero Cpn, 6/20/25	6,527	6,046
7338857.SQ.FTS.B, Zero Cpn, 6/20/25	12,632	11,756
7338952.SQ.FTS.B, Zero Cpn, 6/20/25	8,408	7,744
7339003.SQ.FTS.B, Zero Cpn, 6/20/25	1,604	1,470
7339028.SQ.FTS.B, Zero Cpn, 6/20/25	5,191	4,809
7339082.SQ.FTS.B, Zero Cpn, 6/20/25	15,700	14,582
7339254.SQ.FTS.B, Zero Cpn, 6/20/25	13,853	12,833
7339492.SQ.FTS.B, Zero Cpn, 6/20/25	18,570	17,370
7339627.SQ.FTS.B, Zero Cpn, 6/20/25	11,148	10,350
7339691.SQ.FTS.B, Zero Cpn, 6/20/25	4,450	4,112
7339721.SQ.FTS.B, Zero Cpn, 6/20/25	13,361	12,500
7339838.SQ.FTS.B, Zero Cpn, 6/20/25	3,073	2,843
7339850.SQ.FTS.B, Zero Cpn, 6/20/25	3,791	3,502
7339881.SQ.FTS.B, Zero Cpn, 6/20/25	16,655	15,468
7340009.SQ.FTS.B, Zero Cpn, 6/20/25	11,924	11,038
7340087.SQ.FTS.B, Zero Cpn, 6/20/25	9,055	8,470
7340124.SQ.FTS.B, Zero Cpn, 6/20/25	9,780	8,947
7340145.SQ.FTS.B, Zero Cpn, 6/20/25	45,131	42,058
7340393.SQ.FTS.B, Zero Cpn, 6/20/25	2,676	2,473
7340398.SQ.FTS.B, Zero Cpn, 6/20/25	3,396	3,137

Description	Principal Amount	Value

Block, Inc. (continued)
7340423.SQ.FTS.B, Zero Cpn, 6/20/25	$6,299	$5,805
7340440.SQ.FTS.B, Zero Cpn, 6/20/25	1,034	943
7340449.SQ.FTS.B, Zero Cpn, 6/20/25	5,848	5,360
7340466.SQ.FTS.B, Zero Cpn, 6/20/25	6,677	6,072
7340489.SQ.FTS.B, Zero Cpn, 6/20/25	78,869	72,280
7340854.SQ.FTS.B, Zero Cpn, 6/20/25	5,004	4,648
7340880.SQ.FTS.B, Zero Cpn, 6/20/25	4,265	3,895
7340973.SQ.FTS.B, Zero Cpn, 6/20/25	2,014	1,871
7344549.SQ.FTS.B, Zero Cpn, 6/21/25	2,250	2,095
7344567.SQ.FTS.B, Zero Cpn, 6/21/25	1,405	1,293
7344580.SQ.FTS.B, Zero Cpn, 6/21/25	4,997	4,561
7344615.SQ.FTS.B, Zero Cpn, 6/21/25	3,731	3,436
7344629.SQ.FTS.B, Zero Cpn, 6/21/25	5,897	5,514
7344686.SQ.FTS.B, Zero Cpn, 6/21/25	1,236	1,135
7344704.SQ.FTS.B, Zero Cpn, 6/21/25	3,908	3,614
7344741.SQ.FTS.B, Zero Cpn, 6/21/25	24,845	23,233
7344983.SQ.FTS.B, Zero Cpn, 6/21/25	2,397	2,195
7345007.SQ.FTS.B, Zero Cpn, 6/21/25	2,828	2,608
7345050.SQ.FTS.B, Zero Cpn, 6/21/25	1,126	1,032
7345056.SQ.FTS.B, Zero Cpn, 6/21/25	8,448	7,901
7345151.SQ.FTS.B, Zero Cpn, 6/21/25	13,829	12,801
7345363.SQ.FTS.B, Zero Cpn, 6/21/25	3,207	2,927
7345399.SQ.FTS.B, Zero Cpn, 6/21/25	112,267	104,970
7346247.SQ.FTS.B, Zero Cpn, 6/21/25	4,405	4,074
7346272.SQ.FTS.B, Zero Cpn, 6/21/25	11,279	10,547
7346362.SQ.FTS.B, Zero Cpn, 6/21/25	37,649	35,207
7346697.SQ.FTS.B, Zero Cpn, 6/21/25	2,556	2,355
7346755.SQ.FTS.B, Zero Cpn, 6/21/25	7,436	6,885
7346821.SQ.FTS.B, Zero Cpn, 6/21/25	1,771	1,634
7346837.SQ.FTS.B, Zero Cpn, 6/21/25	17,709	16,438
7347026.SQ.FTS.B, Zero Cpn, 6/21/25	11,156	10,273
7347121.SQ.FTS.B, Zero Cpn, 6/21/25	6,012	5,484
7347179.SQ.FTS.B, Zero Cpn, 6/21/25	11,502	10,591
7347295.SQ.FTS.B, Zero Cpn, 6/21/25	41,549	38,365
7347563.SQ.FTS.B, Zero Cpn, 6/21/25	3,116	2,885
7347578.SQ.FTS.B, Zero Cpn, 6/21/25	3,682	3,375
7347606.SQ.FTS.B, Zero Cpn, 6/21/25	4,987	4,663
7347636.SQ.FTS.B, Zero Cpn, 6/21/25	3,589	3,356
7347654.SQ.FTS.B, Zero Cpn, 6/21/25	12,682	11,772
7347931.SQ.FTS.B, Zero Cpn, 6/21/25	975	901
7348182.SQ.FTS.B, Zero Cpn, 6/22/25	16,681	15,481
7348288.SQ.FTS.B, Zero Cpn, 6/22/25	3,224	2,969
7348347.SQ.FTS.B, Zero Cpn, 6/22/25	6,963	6,510
7348443.SQ.FTS.B, Zero Cpn, 6/22/25	7,196	6,653
7348503.SQ.FTS.B, Zero Cpn, 6/22/25	33,826	31,625
7348795.SQ.FTS.B, Zero Cpn, 6/22/25	10,734	10,036
7348896.SQ.FTS.B, Zero Cpn, 6/22/25	3,101	2,844
7348922.SQ.FTS.B, Zero Cpn, 6/22/25	90,720	84,825
7350116.SQ.FTS.B, Zero Cpn, 6/22/25	11,455	10,604
7350255.SQ.FTS.B, Zero Cpn, 6/22/25	5,758	5,302
7350290.SQ.FTS.B, Zero Cpn, 6/22/25	4,532	4,237
7350364.SQ.FTS.B, Zero Cpn, 6/22/25	6,068	5,556
7350444.SQ.FTS.B, Zero Cpn, 6/22/25	18,303	16,750
7350640.SQ.FTS.B, Zero Cpn, 6/22/25	5,315	4,920
7350680.SQ.FTS.B, Zero Cpn, 6/22/25	2,194	2,025
7350697.SQ.FTS.B, Zero Cpn, 6/22/25	9,038	8,358
7350774.SQ.FTS.B, Zero Cpn, 6/22/25	11,531	10,514
7350879.SQ.FTS.B, Zero Cpn, 6/22/25	3,571	3,266

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	67

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Block, Inc. (continued)
7350920.SQ.FTS.B, Zero Cpn, 6/22/25	$8,591	$7,953
7351036.SQ.FTS.B, Zero Cpn, 6/22/25	3,323	3,043
7351079.SQ.FTS.B, Zero Cpn, 6/22/25	1,436	1,315
7351088.SQ.FTS.B, Zero Cpn, 6/22/25	7,446	6,892
7351140.SQ.FTS.B, Zero Cpn, 6/22/25	4,284	3,976
7351157.SQ.FTS.B, Zero Cpn, 6/22/25	2,015	1,856
7351184.SQ.FTS.B, Zero Cpn, 6/22/25	6,656	6,129
7351260.SQ.FTS.B, Zero Cpn, 6/22/25	1,301	1,198
7351274.SQ.FTS.B, Zero Cpn, 6/22/25	8,851	8,094
7351341.SQ.FTS.B, Zero Cpn, 6/22/25	5,801	5,402
7351399.SQ.FTS.B, Zero Cpn, 6/22/25	15,234	14,243
7351564.SQ.FTS.B, Zero Cpn, 6/23/25	4,721	4,347
7351601.SQ.FTS.B, Zero Cpn, 6/23/25	16,853	15,406
7351708.SQ.FTS.B, Zero Cpn, 6/23/25	13,116	12,139
7351791.SQ.FTS.B, Zero Cpn, 6/23/25	18,102	16,857
7351897.SQ.FTS.B, Zero Cpn, 6/23/25	1,635	1,527
7351905.SQ.FTS.B, Zero Cpn, 6/23/25	2,453	2,264
7351915.SQ.FTS.B, Zero Cpn, 6/23/25	9,647	8,906
7351964.SQ.FTS.B, Zero Cpn, 6/23/25	2,820	2,608
7351978.SQ.FTS.B, Zero Cpn, 6/23/25	7,542	6,944
7352037.SQ.FTS.B, Zero Cpn, 6/23/25	2,715	2,491
7352056.SQ.FTS.B, Zero Cpn, 6/23/25	8,408	7,827
7352111.SQ.FTS.B, Zero Cpn, 6/23/25	11,271	10,496
7352155.SQ.FTS.B, Zero Cpn, 6/23/25	4,799	4,379
7352176.SQ.FTS.B, Zero Cpn, 6/23/25	3,428	3,172
7352195.SQ.FTS.B, Zero Cpn, 6/23/25	15,825	14,736
7352296.SQ.FTS.B, Zero Cpn, 6/23/25	1,890	1,749
7352306.SQ.FTS.B, Zero Cpn, 6/23/25	4,354	3,971
7352326.SQ.FTS.B, Zero Cpn, 6/23/25	8,786	8,110
7352380.SQ.FTS.B, Zero Cpn, 6/23/25	18,066	16,887
7352455.SQ.FTS.B, Zero Cpn, 6/23/25	2,222	2,053
7352468.SQ.FTS.B, Zero Cpn, 6/23/25	2,691	2,476
7352486.SQ.FTS.B, Zero Cpn, 6/23/25	3,109	2,863
7352513.SQ.FTS.B, Zero Cpn, 6/23/25	10,759	10,019
7352575.SQ.FTS.B, Zero Cpn, 6/24/25	11,385	10,602
7352627.SQ.FTS.B, Zero Cpn, 6/24/25	4,704	4,365
7352642.SQ.FTS.B, Zero Cpn, 6/24/25	5,937	5,466
7352670.SQ.FTS.B, Zero Cpn, 6/24/25	14,436	13,289
7352747.SQ.FTS.B, Zero Cpn, 6/24/25	1,739	1,601
7352759.SQ.FTS.B, Zero Cpn, 6/24/25	5,148	4,760
7352786.SQ.FTS.B, Zero Cpn, 6/24/25	4,311	3,933
7352809.SQ.FTS.B, Zero Cpn, 6/24/25	2,461	2,300
7352831.SQ.FTS.B, Zero Cpn, 6/24/25	2,296	2,099
7352845.SQ.FTS.B, Zero Cpn, 6/24/25	9,094	8,408
7352905.SQ.FTS.B, Zero Cpn, 6/24/25	19,218	17,832
7353022.SQ.FTS.B, Zero Cpn, 6/24/25	14,175	13,252
7353092.SQ.FTS.B, Zero Cpn, 6/24/25	13,947	12,987
7353169.SQ.FTS.B, Zero Cpn, 6/24/25	1,116	1,041
7353177.SQ.FTS.B, Zero Cpn, 6/24/25	9,302	8,535
7353232.SQ.FTS.B, Zero Cpn, 6/24/25	1,297	1,187
7353242.SQ.FTS.B, Zero Cpn, 6/24/25	1,152	1,060
7353249.SQ.FTS.B, Zero Cpn, 6/24/25	18,443	17,069
7353365.SQ.FTS.B, Zero Cpn, 6/25/25	1,158	1,060
7353370.SQ.FTS.B, Zero Cpn, 6/25/25	7,960	7,263
7353428.SQ.FTS.B, Zero Cpn, 6/25/25	21,365	19,825
7353552.SQ.FTS.B, Zero Cpn, 6/25/25	3,747	3,478
7353579.SQ.FTS.B, Zero Cpn, 6/25/25	10,979	10,187
7353627.SQ.FTS.B, Zero Cpn, 6/25/25	63,309	57,887

Description	Principal Amount	Value

Block, Inc. (continued)
7353851.SQ.FTS.B, Zero Cpn, 6/25/25	$14,751	$13,735
7354687.SQ.FTS.B, Zero Cpn, 6/26/25	569	530

		27,872,015

Freedom Financial Asset Management LLC
APP-11442830.FP.FTS.B, 5.99%, 2/06/24	558	558
APP-11796839.FP.FTS.B, 23.99%, 2/11/24	536	537
APP-11799568.FP.FTS.B, 15.49%, 2/12/24	578	579
APP-12674457.FP.FTS.B, 5.99%, 2/25/24	1,046	1,049
APP-12675080.FP.FTS.B, 17.49%, 2/25/24	1,263	1,270
APP-12168376.FP.FTS.B, 5.99%, 3/01/24	886	887
APP-12544302.FP.FTS.B, 16.49%, 3/01/24	1,073	1,076
APP-13337202.FP.FTS.B, 5.99%, 3/15/24	1,287	1,291
APP-13420504.FP.FTS.B, 5.99%, 3/16/24	1,549	1,554
APP-13148703.FP.FTS.B, 17.49%, 3/16/24	2,147	2,160
APP-13360065.FP.FTS.B, 19.99%, 3/27/24	1,455	1,477
APP-12608313.FP.FTS.B, 5.99%, 4/10/24	1,008	1,011
APP-11798739.FP.FTS.B, 5.99%, 4/11/24	1,266	1,270
APP-12905173.FP.FTS.B, 5.99%, 4/15/24	1,320	1,325
APP-12933623.FP.FTS.B, 5.99%, 4/16/24	1,162	1,166
APP-12933592.FP.FTS.B, 12.74%, 4/18/24	2,074	2,082
APP-12933925.FP.FTS.B, 5.99%, 4/23/24	1,154	1,160
APP-12934108.FP.FTS.B, 5.99%, 4/23/24	1,423	1,430
APP-13026134.FP.FTS.B, 5.99%, 4/24/24	459	460
APP-13061207.FP.FTS.B, 5.99%, 4/30/24	1,389	1,393
APP-13432810.FP.FTS.B, 5.99%, 5/01/24	1,753	1,759
APP-13433208.FP.FTS.B, 5.99%, 5/01/24	1,424	1,430
APP-13323350.FP.FTS.B, 16.49%, 5/01/24	1,872	1,879
APP-13323276.FP.FTS.B, 5.99%, 5/05/24	1,435	1,440
APP-13323298.FP.FTS.B, 5.99%, 5/06/24	1,322	1,327
APP-13614056.FP.FTS.B, 15.99%, 5/11/24	1,892	1,901
APP-13270610.FP.FTS.B, 5.99%, 5/12/24	1,455	1,459
APP-13337251.FP.FTS.B, 5.99%, 5/13/24	2,041	2,051
APP-13438285.FP.FTS.B, 5.99%, 5/14/24	1,333	1,339
APP-13199267.FP.FTS.B, 5.99%, 5/15/24	1,334	1,340
APP-13301744.FP.FTS.B, 5.99%, 5/15/24	1,491	1,500
APP-13323228.FP.FTS.B, 5.99%, 5/15/24	1,616	1,623
APP-13628844.FP.FTS.B, 16.99%, 5/15/24	2,240	2,254
APP-13488078.FP.FTS.B, 5.99%, 5/23/24	1,807	1,817
APP-14264510.FP.FTS.B, 5.99%, 6/10/24	2,185	2,195
APP-14258833.FP.FTS.B, 18.49%, 6/10/24	2,256	2,273
APP-14387197.FP.FTS.B, 5.99%, 6/15/24	2,399	2,413
APP-14179087.FP.FTS.B, 5.99%, 6/23/24	2,227	2,242
APP-14491308.FP.FTS.B, 23.99%, 6/28/24	2,516	2,530
APP-14569696.FP.FTS.B, 5.99%, 7/07/24	3,035	3,052
APP-10156971.FP.FTS.B, 14.99%, 8/15/24	9,267	9,342
APP-15044905.FP.FTS.B, 5.99%, 8/25/24	2,326	2,345
APP-10561115.FP.FTS.B, 13.99%, 10/08/24	2,499	2,515
APP-10940707.FP.FTS.B, 8.49%, 10/15/24	5,591	5,629
APP-10932376.FP.FTS.B, 19.99%, 10/22/24	2,544	2,583
APP-10600138.FP.FTS.B, 10.49%, 10/29/24	9,314	9,362
APP-11023093.FP.FTS.B, 10.49%, 10/30/24	5,081	5,111
APP-10692850.FP.FTS.B, 13.24%, 11/12/24	13,225	13,331
APP-10670951.FP.FTS.B, 17.99%, 11/15/24	8,355	8,478
APP-10385583.FP.FTS.B, 12.24%, 11/22/24	3,996	4,033
APP-10481821.FP.FTS.B, 23.49%, 11/22/24	3,613	3,688

68	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-11040038.FP.FTS.B, 15.49%, 12/01/24	$9,244	$9,313
APP-11018721.FP.FTS.B, 23.99%, 12/01/24	6,626	6,680
APP-10991532.FP.FTS.B, 13.99%, 12/10/24	3,844	3,873
APP-11039981.FP.FTS.B, 12.74%, 12/13/24	4,840	4,877
APP-11025781.FP.FTS.B, 23.99%, 12/13/24	7,336	7,482
APP-11029317.FP.FTS.B, 23.99%, 12/13/24	5,685	1,390
APP-11036112.FP.FTS.B, 16.99%, 12/14/24	3,483	769
APP-10692602.FP.FTS.B, 17.99%, 12/14/24	3,229	3,262
APP-11720453.FP.FTS.B, 12.24%, 12/22/24	4,864	4,911
APP-11789211.FP.FTS.B, 6.99%, 12/29/24	12,064	12,144
APP-11694729.FP.FTS.B, 15.49%, 2/01/25	6,075	6,117
APP-11799631.FP.FTS.B, 9.74%, 2/02/25	6,396	6,437
APP-11751212.FP.FTS.B, 13.99%, 2/05/25	8,321	8,384
APP-11755781.FP.FTS.B, 16.99%, 2/05/25	4,086	4,118
APP-11693818.FP.FTS.B, 9.49%, 2/06/25	13,137	13,237
APP-11799362.FP.FTS.B, 9.74%, 2/10/25	7,195	7,253
APP-11237904.FP.FTS.B, 11.99%, 2/18/25	3,886	3,897
APP-12840850.FP.FTS.B, 9.49%, 2/21/25	2,097	2,100
APP-12413449.FP.FTS.B, 9.74%, 2/22/25	10,747	10,846
APP-12801527.FP.FTS.B, 11.74%, 2/22/25	8,708	8,786
APP-12674069.FP.FTS.B, 18.99%, 2/27/25	5,800	5,922
APP-12780140.FP.FTS.B, 9.74%, 3/01/25	5,529	5,570
APP-12076585.FP.FTS.B, 11.74%, 3/01/25	3,001	2,999
APP-12882137.FP.FTS.B, 12.49%, 3/01/25	23,096	23,259
APP-12139584.FP.FTS.B, 11.99%, 3/06/25	6,313	6,362
APP-12097231.FP.FTS.B, 9.49%, 3/11/25	12,140	12,245
APP-12139672.FP.FTS.B, 9.74%, 3/11/25	7,531	7,597
APP-12188198.FP.FTS.B, 16.99%, 3/11/25	3,438	3,470
APP-11811501.FP.FTS.B, 15.24%, 3/12/25	13,437	13,566
APP-12245609.FP.FTS.B, 25.49%, 3/12/25	5,574	5,618
APP-12934217.FP.FTS.B, 15.99%, 3/15/25	10,960	11,056
APP-13434461.FP.FTS.B, 9.49%, 3/20/25	4,787	4,803
APP-13337421.FP.FTS.B, 11.49%, 3/21/25	6,071	6,126
APP-13300513.FP.FTS.B, 17.99%, 3/24/25	3,588	3,630
APP-12776522.FP.FTS.B, 7.74%, 3/28/25	9,465	3,123
APP-13251266.FP.FTS.B, 7.74%, 3/28/25	8,001	8,056
APP-13381468.FP.FTS.B, 9.49%, 3/29/25	19,174	19,309
APP-13417584.FP.FTS.B, 12.49%, 3/30/25	23,212	23,352
APP-12798456.FP.FTS.B, 7.49%, 4/01/25	5,654	5,668
APP-12674971.FP.FTS.B, 10.49%, 4/01/25	22,647	22,812
APP-12544478.FP.FTS.B, 18.99%, 4/01/25	4,972	4,980
APP-12801328.FP.FTS.B, 11.74%, 4/03/25	16,654	16,752
APP-12786233.FP.FTS.B, 15.99%, 4/05/25	10,767	10,800
APP-12785793.FP.FTS.B, 11.74%, 4/06/25	15,496	15,582
APP-12675330.FP.FTS.B, 9.74%, 4/07/25	7,890	7,953
APP-12797301.FP.FTS.B, 19.99%, 4/07/25	5,700	5,750
APP-12975635.FP.FTS.B, 18.99%, 4/10/25	9,531	5,895
APP-13028127.FP.FTS.B, 21.49%, 4/10/25	21,822	21,870
APP-08960612.FP.FTS.B, 9.74%, 4/11/25	7,138	7,195
APP-12674201.FP.FTS.B, 15.49%, 4/12/25	5,828	5,878
APP-12800747.FP.FTS.B, 13.99%, 4/15/25	12,074	12,187
APP-12886570.FP.FTS.B, 17.49%, 4/15/25	8,380	8,348
APP-12869824.FP.FTS.B, 23.99%, 4/15/25	5,168	5,201
APP-13026280.FP.FTS.B, 23.99%, 4/15/25	7,650	7,692
APP-12767903.FP.FTS.B, 25.49%, 4/17/25	4,992	5,032
APP-13048345.FP.FTS.B, 7.74%, 4/18/25	6,693	6,751

Description	Principal Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-12934120.FP.FTS.B, 16.99%, 4/18/25	$4,836	$4,883
APP-13060301.FP.FTS.B, 9.49%, 4/20/25 .	12,064	1,462
APP-13044683.FP.FTS.B, 12.49%, 4/20/25	23,264	23,478
APP-12931531.FP.FTS.B, 21.49%, 4/21/25	4,372	4,416
APP-13023000.FP.FTS.B, 23.74%, 4/25/25	5,463	5,363
APP-13628483.FP.FTS.B, 16.49%, 4/29/25	5,733	4,388
APP-13161529.FP.FTS.B, 9.49%, 4/30/25	19,355	19,503
APP-14056236.FP.FTS.B, 13.24%, 4/30/25	19,132	19,183
APP-13427697.FP.FTS.B, 18.99%, 5/01/25	7,219	7,220
APP-13432774.FP.FTS.B, 21.49%, 5/01/25	3,936	3,926
APP-14271382.FP.FTS.B, 18.49%, 5/02/25	8,490	8,502
APP-13431511.FP.FTS.B, 9.74%, 5/04/25	6,612	6,661
APP-13352228.FP.FTS.B, 25.49%, 5/04/25	5,428	5,402
APP-13416512.FP.FTS.B, 9.49%, 5/05/25	19,250	19,397
APP-14179250.FP.FTS.B, 9.84%, 5/05/25	14,987	15,118
APP-13199149.FP.FTS.B, 9.74%, 5/10/25	6,627	6,685
APP-13408706.FP.FTS.B, 12.99%, 5/13/25	13,114	13,199
APP-13628220.FP.FTS.B, 15.49%, 5/13/25	5,804	5,847
APP-13679431.FP.FTS.B, 19.49%, 5/13/25	7,035	7,057
APP-13664871.FP.FTS.B, 24.99%, 5/13/25	4,568	1,657
APP-13333579.FP.FTS.B, 10.49%, 5/14/25	16,049	16,160
APP-13335711.FP.FTS.B, 14.49%, 5/14/25	8,247	8,305
APP-13336703.FP.FTS.B, 14.49%, 5/14/25	7,189	7,204
APP-14372135.FP.FTS.B, 10.49%, 5/15/25	8,107	8,179
APP-13437525.FP.FTS.B, 19.49%, 5/15/25	8,465	8,501
APP-13658658.FP.FTS.B, 11.84%, 5/18/25	5,988	6,042
APP-14286350.FP.FTS.B, 16.99%, 5/19/25	10,124	10,207
APP-14581247.FP.FTS.B, 12.74%, 5/20/25	8,039	8,115
APP-13625542.FP.FTS.B, 24.99%, 5/20/25	9,213	3,426
APP-12543097.FP.FTS.B, 10.09%, 5/23/25	6,142	6,205
APP-13658179.FP.FTS.B, 10.84%, 5/24/25	24,449	24,704
APP-13658871.FP.FTS.B, 9.84%, 5/25/25	19,406	19,613
APP-13639147.FP.FTS.B, 18.49%, 5/25/25	10,483	10,557
APP-13658257.FP.FTS.B, 10.09%, 5/26/25	7,876	7,962
APP-14229868.FP.FTS.B, 16.74%, 6/08/25	26,641	26,771
APP-14240775.FP.FTS.B, 20.49%, 6/08/25	5,524	5,544
APP-12795850.FP.FTS.B, 23.74%, 6/10/25	12,031	7,829
APP-12236101.FP.FTS.B, 20.99%, 6/11/25	8,922	8,889
APP-14384326.FP.FTS.B, 16.99%, 6/15/25	10,697	10,771
APP-14253378.FP.FTS.B, 18.49%, 6/15/25	5,725	5,753
APP-14276228.FP.FTS.B, 19.24%, 6/15/25	14,010	14,000
APP-14246643.FP.FTS.B, 14.99%, 6/17/25	14,048	14,128
APP-14179277.FP.FTS.B, 12.74%, 6/22/25	18,881	19,035
APP-14518951.FP.FTS.B, 15.49%, 6/22/25	3,962	3,987
APP-14179511.FP.FTS.B, 18.49%, 6/22/25	4,144	4,182
APP-14253507.FP.FTS.B, 10.84%, 6/23/25	31,575	3,864
APP-14477454.FP.FTS.B, 13.99%, 6/24/25	5,881	5,938
APP-14372095.FP.FTS.B, 14.99%, 6/25/25	13,241	13,421
APP-13435964.FP.FTS.B, 18.99%, 6/29/25	7,214	7,147
APP-14386049.FP.FTS.B, 22.24%, 6/29/25	7,410	7,319
APP-14440616.FP.FTS.B, 25.49%, 7/01/25	6,818	6,778
APP-14541502.FP.FTS.B, 16.49%, 7/06/25	8,092	8,000
APP-14558687.FP.FTS.B, 25.49%, 7/07/25	9,239	9,167
APP-14372326.FP.FTS.B, 10.24%, 7/08/25	14,939	15,084
APP-14523480.FP.FTS.B, 18.99%, 7/08/25	9,700	9,725
APP-14865343.FP.FTS.B, 10.24%, 7/21/25	19,273	19,465
APP-13767586.FP.FTS.B, 10.49%, 7/26/25	10,623	10,740
APP-14312204.FP.FTS.B, 25.49%, 7/29/25	6,329	6,225

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	69

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-14256949.FP.FTS.B, 16.24%, 8/23/25	$26,067	$26,194
APP-14580010.FP.FTS.B, 23.49%, 9/07/25	10,098	9,956
APP-10561160.FP.FTS.B, 18.99%, 9/13/25	10,855	11,339
APP-10551332.FP.FTS.B, 17.49%, 9/18/25	3,665	3,709
APP-10551426.FP.FTS.B, 10.99%, 9/21/25	12,230	12,406
APP-10671065.FP.FTS.B, 18.99%, 10/09/25	5,764	5,970
APP-10752759.FP.FTS.B, 18.99%, 10/17/25	14,447	14,938
APP-10617769.FP.FTS.B, 17.49%, 10/30/25	13,719	7,894
APP-10580212.FP.FTS.B, 18.49%, 11/03/25	9,238	9,538
APP-10561236.FP.FTS.B, 15.99%, 11/04/25	17,446	17,768
APP-10627143.FP.FTS.B, 16.99%, 11/09/25	7,184	7,371
APP-10671041.FP.FTS.B, 16.49%, 11/16/25	12,206	12,536
APP-10703763.FP.FTS.B, 14.49%, 11/20/25	12,366	12,717
APP-10727609.FP.FTS.B, 17.99%, 11/22/25	6,645	6,863
APP-10692670.FP.FTS.B, 18.49%, 11/22/25	5,575	5,742
APP-10776590.FP.FTS.B, 18.49%, 11/23/25	10,893	11,257
APP-10745958.FP.FTS.B, 8.99%, 11/30/25	7,237	7,334
APP-11008674.FP.FTS.B, 10.99%, 12/05/25	11,280	11,446
APP-11041391.FP.FTS.B, 11.49%, 12/10/25	20,623	20,927
APP-11039564.FP.FTS.B, 10.99%, 12/12/25	7,677	7,713
APP-11034532.FP.FTS.B, 8.99%, 12/13/25	17,069	17,332
APP-11020942.FP.FTS.B, 16.49%, 12/13/25	20,585	2,053
APP-10941172.FP.FTS.B, 10.99%, 12/14/25	13,818	14,033
APP-10293581.FP.FTS.B, 11.49%, 12/14/25	19,479	19,785
APP-10856578.FP.FTS.B, 18.49%, 12/14/25	5,800	5,958
APP-11701384.FP.FTS.B, 18.49%, 12/15/25	4,086	4,178
APP-11823260.FP.FTS.B, 11.99%, 12/16/25	7,260	7,365
APP-11031081.FP.FTS.B, 15.99%, 1/03/26	12,227	6,882
APP-12050720.FP.FTS.B, 18.99%, 1/16/26	6,047	6,234
APP-10571038.FP.FTS.B, 10.99%, 1/21/26	9,147	1,761
APP-12180264.FP.FTS.B, 10.24%, 1/26/26	8,111	8,242
APP-12231617.FP.FTS.B, 16.99%, 1/26/26	14,092	14,479
APP-12244001.FP.FTS.B, 13.24%, 1/27/26	5,856	5,955
APP-10775435.FP.FTS.B, 15.49%, 1/31/26	8,356	1,803
APP-11694088.FP.FTS.B, 17.74%, 2/01/26	18,829	18,970
APP-11740763.FP.FTS.B, 13.99%, 2/04/26	6,191	6,211
APP-11798624.FP.FTS.B, 17.99%, 2/04/26	12,228	12,539
APP-11822517.FP.FTS.B, 9.99%, 2/05/26	13,991	14,125
APP-11764476.FP.FTS.B, 13.24%, 2/05/26	6,022	6,124
APP-11754629.FP.FTS.B, 12.24%, 2/06/26	23,467	23,846
APP-11817911.FP.FTS.B, 18.74%, 2/13/26	5,558	5,534
APP-12887499.FP.FTS.B, 19.49%, 2/25/26	5,859	6,026
APP-12780048.FP.FTS.B, 8.24%, 2/28/26	11,124	11,267
APP-10561482.FP.FTS.B, 16.99%, 2/28/26	16,293	16,623
APP-12543851.FP.FTS.B, 12.74%, 3/01/26	17,376	17,586
APP-11746987.FP.FTS.B, 18.49%, 3/05/26	13,136	9,427
APP-12934173.FP.FTS.B, 10.24%, 3/08/26	11,257	11,416
APP-12244619.FP.FTS.B, 15.74%, 3/09/26	32,838	17,816
APP-10903724.FP.FTS.B, 9.99%, 3/12/26	20,982	21,315
APP-12253162.FP.FTS.B, 19.99%, 3/12/26	11,051	11,410
APP-12176269.FP.FTS.B, 16.49%, 3/13/26	15,744	16,233
APP-13161478.FP.FTS.B, 18.74%, 3/17/26	14,196	14,719
APP-13385202.FP.FTS.B, 24.99%, 3/19/26	1,534	1,515
APP-12675358.FP.FTS.B, 11.99%, 3/28/26	8,489	2,479

Description	Principal Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-11877668.FP.FTS.B, 16.49%, 3/28/26	$15,505	$15,883
APP-13414992.FP.FTS.B, 9.99%, 3/30/26	18,618	18,857
APP-12803304.FP.FTS.B, 18.24%, 3/31/26	19,502	19,863
APP-13645065.FP.FTS.B, 12.84%, 4/01/26	12,071	12,222
APP-12779873.FP.FTS.B, 9.49%, 4/03/26	18,875	19,125
APP-12886380.FP.FTS.B, 9.99%, 4/03/26	20,172	20,438
APP-12889924.FP.FTS.B, 18.74%, 4/03/26	16,309	16,717
APP-12744909.FP.FTS.B, 10.24%, 4/09/26	6,363	6,384
APP-12762134.FP.FTS.B, 20.49%, 4/09/26	33,373	34,259
APP-12993588.FP.FTS.B, 20.99%, 4/09/26	1,149	1,138
APP-12675383.FP.FTS.B, 12.24%, 4/10/26	15,025	15,258
APP-12787408.FP.FTS.B, 14.99%, 4/10/26	12,817	13,033
APP-12799632.FP.FTS.B, 15.99%, 4/10/26	17,933	18,300
APP-12786604.FP.FTS.B, 16.24%, 4/10/26	20,692	21,177
APP-13675444.FP.FTS.B, 18.99%, 4/10/26	2,465	1,097
APP-12991443.FP.FTS.B, 24.99%, 4/10/26	6,397	6,576
APP-12779696.FP.FTS.B, 10.99%, 4/11/26	28,306	28,708
APP-12795661.FP.FTS.B, 13.99%, 4/11/26	5,887	5,978
APP-12414665.FP.FTS.B, 17.49%, 4/11/26	7,583	7,721
APP-12792270.FP.FTS.B, 17.99%, 4/11/26	13,125	13,441
APP-13059570.FP.FTS.B, 8.24%, 4/12/26	9,637	9,776
APP-11694989.FP.FTS.B, 9.99%, 4/12/26	12,583	12,815
APP-13048169.FP.FTS.B, 10.24%, 4/12/26	9,061	9,190
APP-13021207.FP.FTS.B, 13.99%, 4/15/26	15,935	16,275
APP-12800863.FP.FTS.B, 17.49%, 4/15/26	10,284	10,586
APP-12856249.FP.FTS.B, 12.49%, 4/16/26	10,642	1,114
APP-13155578.FP.FTS.B, 12.74%, 4/17/26	16,297	16,545
APP-12858657.FP.FTS.B, 12.99%, 4/17/26	28,116	28,611
APP-13115033.FP.FTS.B, 19.49%, 4/17/26	6,587	6,742
APP-12911306.FP.FTS.B, 7.99%, 4/22/26	24,185	24,575
APP-13014947.FP.FTS.B, 14.99%, 4/23/26	13,191	13,442
APP-12859987.FP.FTS.B, 14.74%, 4/26/26	18,944	19,498
APP-12777585.FP.FTS.B, 19.49%, 4/29/26	8,872	5,217
APP-12949437.FP.FTS.B, 21.99%, 4/30/26	12,028	12,293
APP-13423683.FP.FTS.B, 9.99%, 5/01/26	17,366	17,598
APP-13396926.FP.FTS.B, 13.74%, 5/01/26	23,691	24,086
APP-13439922.FP.FTS.B, 16.99%, 5/01/26	10,749	10,966
APP-13431847.FP.FTS.B, 24.99%, 5/01/26	7,214	4,339
APP-13385444.FP.FTS.B, 19.49%, 5/02/26	11,237	1,119
APP-14385374.FP.FTS.B, 19.49%, 5/03/26	7,181	7,283
APP-13431225.FP.FTS.B, 16.99%, 5/04/26	11,186	11,382
APP-13429002.FP.FTS.B, 8.24%, 5/10/26	11,259	11,425
APP-13628390.FP.FTS.B, 19.99%, 5/11/26	9,604	9,840
APP-13649172.FP.FTS.B, 13.49%, 5/12/26	12,949	13,147
APP-13386894.FP.FTS.B, 7.99%, 5/14/26	15,631	15,872
APP-13441691.FP.FTS.B, 17.99%, 5/14/26	13,973	14,318
APP-13431194.FP.FTS.B, 18.49%, 5/14/26	15,021	15,481
APP-14371343.FP.FTS.B, 11.74%, 5/15/26	33,046	33,517
APP-14427608.FP.FTS.B, 11.74%, 5/15/26	32,926	33,401
APP-13644126.FP.FTS.B, 10.34%, 5/20/26	13,377	13,587
APP-13628557.FP.FTS.B, 18.49%, 5/27/26	12,987	13,201
APP-13441795.FP.FTS.B, 12.74%, 6/01/26	20,491	20,783
APP-14179201.FP.FTS.B, 12.34%, 6/08/26	8,210	8,327
APP-13657810.FP.FTS.B, 18.99%, 6/12/26	17,518	17,900
APP-14276082.FP.FTS.B, 10.34%, 6/15/26	16,455	16,698
APP-14398590.FP.FTS.B, 10.99%, 6/15/26	7,862	7,975
APP-14189728.FP.FTS.B, 17.74%, 6/15/26	35,663	36,356
APP-12886960.FP.FTS.B, 22.49%, 6/15/26	6,600	6,766

70	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-14306826.FP.FTS.B, 10.34%, 6/17/26	$16,844	$17,084
APP-14230815.FP.FTS.B, 10.34%, 6/20/26	16,405	16,666
APP-14203522.FP.FTS.B, 17.49%, 6/20/26	17,064	17,458
APP-13605261.FP.FTS.B, 13.74%, 6/21/26	23,138	23,634
APP-14531089.FP.FTS.B, 10.99%, 6/22/26	13,105	13,313
APP-14549001.FP.FTS.B, 21.49%, 6/23/26	19,356	19,870
APP-14241416.FP.FTS.B, 12.59%, 6/24/26	23,414	23,833
APP-14578298.FP.FTS.B, 23.24%, 6/24/26	9,733	977
APP-14372335.FP.FTS.B, 12.99%, 6/30/26	16,554	16,799
APP-14409335.FP.FTS.B, 18.49%, 7/01/26	7,131	7,238
APP-14491910.FP.FTS.B, 22.49%, 7/04/26	11,818	11,792
APP-15018518.FP.FTS.B, 11.24%, 7/11/26	6,604	6,650
APP-15020512.FP.FTS.B, 10.24%, 7/15/26	21,386	21,686
APP-13899724.FP.FTS.B, 11.24%, 7/18/26	11,033	11,199
APP-14698479.FP.FTS.B, 10.74%, 7/24/26	26,823	27,257
APP-14531002.FP.FTS.B, 17.74%, 8/05/26	22,262	22,543
APP-10179113.FP.FTS.B, 12.49%, 8/15/26	21,283	21,648
APP-10116903.FP.FTS.B, 14.24%, 8/15/26	15,219	15,499
APP-10063830.FP.FTS.B, 15.99%, 8/16/26	31,666	32,350
APP-10105795.FP.FTS.B, 23.49%, 8/17/26	15,308	16,031
APP-10557980.FP.FTS.B, 19.99%, 9/05/26	9,818	10,113
APP-10060652.FP.FTS.B, 11.99%, 9/12/26	8,113	8,246
APP-10571945.FP.FTS.B, 11.24%, 9/15/26	30,794	31,306
APP-10622378.FP.FTS.B, 13.24%, 9/15/26	31,196	31,658
APP-10190160.FP.FTS.B, 18.99%, 9/28/26	7,216	4,080
APP-10762836.FP.FTS.B, 15.49%, 10/03/26	32,661	33,160
APP-10769538.FP.FTS.B, 17.99%, 10/09/26	18,300	18,810
APP-11037126.FP.FTS.B, 17.99%, 10/18/26	7,095	7,216
APP-10173551.FP.FTS.B, 20.99%, 10/20/26	11,021	3,789
APP-10412146.FP.FTS.B, 20.49%, 10/21/26	16,741	17,405
APP-10610237.FP.FTS.B, 11.99%, 10/25/26	8,575	8,725
APP-10188481.FP.FTS.B, 20.49%, 10/25/26	6,128	978
APP-10583794.FP.FTS.B, 17.49%, 10/28/26	9,884	10,115
APP-10482503.FP.FTS.B, 17.99%, 10/28/26	5,417	5,519
APP-11040439.FP.FTS.B, 25.49%, 10/28/26	7,075	7,275
APP-10607213.FP.FTS.B, 16.49%, 10/29/26	9,237	9,371
APP-11029842.FP.FTS.B, 11.99%, 10/30/26	20,255	20,562
APP-11029798.FP.FTS.B, 17.49%, 10/30/26	12,034	12,237
APP-11036737.FP.FTS.B, 18.99%, 10/30/26	7,018	7,168
APP-10547265.FP.FTS.B, 22.49%, 10/31/26	21,171	21,827
APP-10567055.FP.FTS.B, 13.24%, 11/01/26	32,521	33,087
APP-10597275.FP.FTS.B, 14.49%, 11/01/26	7,209	7,330
APP-10561574.FP.FTS.B, 14.74%, 11/02/26	18,289	18,626
APP-10590862.FP.FTS.B, 11.99%, 11/05/26	12,412	12,618
APP-10599539.FP.FTS.B, 13.24%, 11/05/26	30,201	30,706
APP-10453183.FP.FTS.B, 17.49%, 11/07/26	27,063	27,610
APP-10623552.FP.FTS.B, 18.99%, 11/09/26	17,180	17,679
APP-10770659.FP.FTS.B, 21.49%, 11/10/26	15,066	15,646
APP-10781246.FP.FTS.B, 14.24%, 11/15/26	10,494	10,703

Description	Principal Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-10773777.FP.FTS.B, 16.99%, 11/15/26	$13,378	$13,653
APP-10780121.FP.FTS.B, 11.99%, 11/21/26	12,289	12,516
APP-10779675.FP.FTS.B, 21.49%, 11/21/26	12,047	12,518
APP-10756900.FP.FTS.B, 16.99%, 11/22/26	13,470	13,928
APP-10760354.FP.FTS.B, 11.99%, 11/23/26	12,862	13,111
APP-10508033.FP.FTS.B, 17.49%, 11/23/26	21,462	21,961
APP-10780937.FP.FTS.B, 16.49%, 11/24/26	5,306	5,424
APP-14420730.FP.FTS.B, 20.49%, 11/30/26	8,039	8,084
APP-10991025.FP.FTS.B, 19.49%, 12/05/26	9,344	9,587
APP-10551248.FP.FTS.B, 16.99%, 12/08/26	17,260	3,207
APP-11035966.FP.FTS.B, 21.99%, 12/13/26	5,820	6,002
APP-10916888.FP.FTS.B, 11.99%, 12/14/26	10,483	10,675
APP-11025771.FP.FTS.B, 11.99%, 12/14/26	16,813	17,120
APP-11743320.FP.FTS.B, 13.24%, 12/17/26	14,183	14,435
APP-11737338.FP.FTS.B, 13.24%, 12/22/26	21,878	22,258
APP-11755185.FP.FTS.B, 10.99%, 12/23/26	19,920	20,282
APP-11751486.FP.FTS.B, 11.24%, 12/23/26	12,602	12,830
APP-09447197.FP.FTS.B, 13.49%, 12/23/26	10,297	10,497
APP-11662515.FP.FTS.B, 14.24%, 12/23/26	10,518	1,243
APP-11609592.FP.FTS.B, 14.74%, 12/24/26	27,898	28,418
APP-11822223.FP.FTS.B, 10.99%, 12/30/26	14,721	14,936
APP-11806677.FP.FTS.B, 11.74%, 12/30/26	28,853	29,274
APP-11815677.FP.FTS.B, 13.74%, 12/30/26	18,010	18,286
APP-11820229.FP.FTS.B, 17.49%, 12/30/26	9,947	10,130
APP-11800117.FP.FTS.B, 19.99%, 12/30/26	9,909	10,085
APP-10997848.FP.FTS.B, 20.49%, 12/30/26	13,884	14,231
APP-10692390.FP.FTS.B, 16.49%, 12/31/26	10,264	10,448
APP-11753872.FP.FTS.B, 13.24%, 1/25/27	15,583	15,883
APP-12234684.FP.FTS.B, 16.74%, 1/26/27	35,471	36,236
APP-12242133.FP.FTS.B, 22.99%, 1/27/27	11,419	11,632
APP-11654600.FP.FTS.B, 10.49%, 1/28/27	28,378	7,983
APP-11752574.FP.FTS.B, 18.24%, 1/28/27	36,093	36,831
APP-12243752.FP.FTS.B, 19.99%, 1/28/27	12,712	12,933
APP-11704828.FP.FTS.B, 17.49%, 1/31/27	8,264	8,496
APP-11799569.FP.FTS.B, 19.99%, 2/02/27	7,909	8,073
APP-11730595.FP.FTS.B, 11.99%, 2/04/27	17,519	17,815
APP-11689702.FP.FTS.B, 10.49%, 2/05/27	26,402	26,845
APP-11693799.FP.FTS.B, 16.99%, 2/05/27	10,805	11,054
APP-11750215.FP.FTS.B, 18.24%, 2/05/27	25,333	25,929
APP-11693943.FP.FTS.B, 10.99%, 2/06/27	25,271	25,703
APP-11771449.FP.FTS.B, 9.74%, 2/10/27	33,797	34,376
APP-11799619.FP.FTS.B, 17.99%, 2/11/27	16,528	16,998
APP-11806403.FP.FTS.B, 19.99%, 2/11/27	15,475	15,921
APP-11443313.FP.FTS.B, 9.99%, 2/12/27	18,307	5,219
APP-11694094.FP.FTS.B, 11.24%, 2/12/27	9,789	9,977
APP-11816991.FP.FTS.B, 16.24%, 2/12/27	21,456	21,903
APP-11813343.FP.FTS.B, 11.74%, 2/13/27	34,450	35,083
APP-11804818.FP.FTS.B, 14.99%, 2/13/27	14,168	14,521
APP-11790590.FP.FTS.B, 17.74%, 2/13/27	21,668	22,265
APP-11814239.FP.FTS.B, 17.74%, 2/13/27	28,267	29,102
APP-11748155.FP.FTS.B, 14.24%, 2/15/27	24,482	24,946
APP-12801776.FP.FTS.B, 18.49%, 2/15/27	18,532	18,953
APP-12796607.FP.FTS.B, 17.74%, 2/16/27	23,766	24,461

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	71

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-12770843.FP.FTS.B, 18.24%, 2/17/27	$28,968	$29,661
APP-12797866.FP.FTS.B, 19.99%, 2/17/27	10,906	2,340
APP-12779435.FP.FTS.B, 10.49%, 2/18/27	21,509	21,833
APP-12543838.FP.FTS.B, 15.49%, 2/18/27	22,026	6,707
APP-12784633.FP.FTS.B, 22.99%, 2/21/27	13,547	13,887
APP-12677509.FP.FTS.B, 8.49%, 2/22/27	21,452	21,808
APP-12792566.FP.FTS.B, 16.49%, 2/25/27	11,072	11,281
APP-12793802.FP.FTS.B, 16.74%, 2/25/27	29,759	30,190
APP-12769457.FP.FTS.B, 17.99%, 2/25/27	6,018	5,953
APP-12883181.FP.FTS.B, 8.99%, 2/28/27	24,151	24,511
APP-12819064.FP.FTS.B, 10.99%, 2/28/27	29,270	14,968
APP-13022008.FP.FTS.B, 10.99%, 3/01/27	26,879	27,255
APP-12800786.FP.FTS.B, 11.24%, 3/01/27	14,681	14,917
APP-13018059.FP.FTS.B, 12.99%, 3/01/27	8,493	8,630
APP-12814994.FP.FTS.B, 13.74%, 3/01/27	7,240	7,348
APP-12846368.FP.FTS.B, 19.99%, 3/01/27	15,244	15,514
APP-12932776.FP.FTS.B, 16.49%, 3/02/27	9,403	9,521
APP-12243437.FP.FTS.B, 11.24%, 3/04/27	22,362	22,729
APP-12244716.FP.FTS.B, 19.99%, 3/05/27	18,671	19,089
APP-12116704.FP.FTS.B, 11.74%, 3/06/27	31,863	32,398
APP-12234254.FP.FTS.B, 11.24%, 3/10/27	10,886	11,078
APP-12213150.FP.FTS.B, 18.49%, 3/10/27	9,076	9,285
APP-12231685.FP.FTS.B, 19.74%, 3/10/27	31,000	18,335
APP-12243221.FP.FTS.B, 8.49%, 3/11/27	20,585	20,952
APP-12233502.FP.FTS.B, 16.49%, 3/11/27	18,345	18,721
APP-12232207.FP.FTS.B, 18.99%, 3/11/27	12,975	13,290
APP-12249171.FP.FTS.B, 13.49%, 3/12/27	5,657	5,679
APP-12132131.FP.FTS.B, 19.49%, 3/13/27	17,298	1,772
APP-13060467.FP.FTS.B, 11.74%, 3/15/27	35,692	36,271
APP-13155858.FP.FTS.B, 10.99%, 3/16/27	15,543	15,787
APP-13442368.FP.FTS.B, 11.49%, 3/16/27	11,892	12,075
APP-13061057.FP.FTS.B, 13.49%, 3/16/27	12,214	12,412
APP-13093148.FP.FTS.B, 19.74%, 3/16/27	29,032	29,816
APP-13253640.FP.FTS.B, 11.24%, 3/20/27	11,325	11,501
APP-13323349.FP.FTS.B, 16.49%, 3/25/27	10,698	10,899
APP-13430153.FP.FTS.B, 20.49%, 3/25/27	14,530	14,995
APP-13207096.FP.FTS.B, 19.49%, 3/26/27	13,500	13,965
APP-12782877.FP.FTS.B, 8.49%, 3/28/27	20,327	20,606
APP-12799003.FP.FTS.B, 10.99%, 3/28/27	13,889	14,084
APP-12778979.FP.FTS.B, 16.24%, 3/28/27	21,653	22,022
APP-12781429.FP.FTS.B, 17.74%, 3/28/27	26,155	26,610
APP-12771953.FP.FTS.B, 18.49%, 3/28/27	15,026	15,275
APP-13375770.FP.FTS.B, 19.24%, 3/28/27	16,300	16,516
APP-13370208.FP.FTS.B, 19.74%, 3/28/27	17,655	17,682
APP-12758093.FP.FTS.B, 8.99%, 3/29/27	14,002	14,205
APP-12767372.FP.FTS.B, 10.99%, 3/29/27	14,530	14,738
APP-12779388.FP.FTS.B, 10.99%, 3/29/27	28,406	28,811
APP-12791753.FP.FTS.B, 10.99%, 3/29/27	19,186	19,445
APP-12784176.FP.FTS.B, 11.24%, 3/29/27	24,953	25,294
APP-12798277.FP.FTS.B, 13.24%, 3/29/27	16,348	9,452
APP-12795625.FP.FTS.B, 13.49%, 3/29/27	14,317	14,523
APP-12674361.FP.FTS.B, 15.24%, 3/29/27	27,876	28,354
APP-12802958.FP.FTS.B, 16.49%, 3/29/27	18,351	18,665
APP-13402497.FP.FTS.B, 16.49%, 3/29/27	15,050	15,247
APP-12281515.FP.FTS.B, 17.49%, 3/29/27	11,370	11,560
APP-12802206.FP.FTS.B, 17.74%, 3/29/27	37,212	37,832
APP-13389764.FP.FTS.B, 17.74%, 3/29/27	22,789	23,084
APP-12801049.FP.FTS.B, 18.99%, 3/29/27	8,112	8,245

Description	Principal Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-12785988.FP.FTS.B, 19.99%, 3/29/27	$ 7,498	$1,180
APP-13251661.FP.FTS.B, 20.24%, 3/29/27	20,822	21,213
APP-12795571.FP.FTS.B, 22.49%, 3/29/27	27,608	28,106
APP-13009028.FP.FTS.B, 10.99%, 3/30/27	17,677	17,923
APP-12577391.FP.FTS.B, 11.74%, 3/30/27	35,723	36,210
APP-13421220.FP.FTS.B, 14.49%, 3/30/27	15,642	15,858
APP-13416410.FP.FTS.B, 18.49%, 3/30/27	9,146	9,268
APP-11799428.FP.FTS.B, 19.99%, 3/30/27	21,200	13,661
APP-13405408.FP.FTS.B, 23.24%, 3/30/27	15,994	16,188
APP-13630932.FP.FTS.B, 11.84%, 4/01/27	11,454	11,608
APP-12638350.FP.FTS.B, 13.24%, 4/01/27	18,070	18,330
APP-12674905.FP.FTS.B, 13.24%, 4/01/27	10,189	10,191
APP-12840175.FP.FTS.B, 15.49%, 4/01/27	8,618	8,773
APP-12761107.FP.FTS.B, 16.49%, 4/01/27	17,456	17,767
APP-12542914.FP.FTS.B, 20.49%, 4/01/27	10,190	10,349
APP-12674748.FP.FTS.B, 13.99%, 4/02/27	36,356	36,875
APP-12787387.FP.FTS.B, 16.49%, 4/02/27	10,628	10,783
APP-12882995.FP.FTS.B, 10.99%, 4/03/27	28,424	28,835
APP-12867499.FP.FTS.B, 13.74%, 4/03/27	7,249	7,354
APP-12887758.FP.FTS.B, 16.49%, 4/03/27	16,332	16,579
APP-12890485.FP.FTS.B, 18.99%, 4/03/27	11,044	11,226
APP-12784441.FP.FTS.B, 20.49%, 4/05/27	20,063	20,412
APP-12811031.FP.FTS.B, 20.99%, 4/05/27	14,682	15,094
APP-13538222.FP.FTS.B, 11.34%, 4/06/27	25,376	25,735
APP-12802041.FP.FTS.B, 13.99%, 4/06/27	36,400	36,969
APP-13673131.FP.FTS.B, 11.34%, 4/07/27	14,722	14,934
APP-11924087.FP.FTS.B, 13.49%, 4/07/27	12,857	13,062
APP-12801750.FP.FTS.B, 18.99%, 4/07/27	4,054	645
APP-12984273.FP.FTS.B, 8.99%, 4/08/27	28,135	28,639
APP-12804826.FP.FTS.B, 19.99%, 4/08/27	5,717	5,823
APP-12700449.FP.FTS.B, 24.99%, 4/09/27	39,633	40,260
APP-12736035.FP.FTS.B, 8.99%, 4/10/27	18,472	18,768
APP-12875152.FP.FTS.B, 8.99%, 4/10/27	11,539	11,584
APP-12758120.FP.FTS.B, 10.99%, 4/10/27	18,698	18,983
APP-13018537.FP.FTS.B, 10.99%, 4/10/27	17,765	18,035
APP-12795960.FP.FTS.B, 13.24%, 4/10/27	18,172	18,479
APP-12413477.FP.FTS.B, 15.49%, 4/10/27	8,872	9,041
APP-12637418.FP.FTS.B, 16.49%, 4/10/27	18,239	18,517
APP-12796424.FP.FTS.B, 17.99%, 4/10/27	11,295	11,527
APP-13016825.FP.FTS.B, 17.99%, 4/10/27	19,331	19,741
APP-13018575.FP.FTS.B, 18.74%, 4/10/27	37,503	38,223
APP-12770485.FP.FTS.B, 20.49%, 4/10/27	12,262	12,515
APP-12723310.FP.FTS.B, 22.99%, 4/10/27	12,473	12,736
APP-12971734.FP.FTS.B, 25.49%, 4/10/27	9,012	5,586
APP-13009797.FP.FTS.B, 25.49%, 4/10/27	8,991	9,178
APP-12801468.FP.FTS.B, 11.24%, 4/11/27	9,895	10,059
APP-13662283.FP.FTS.B, 11.59%, 4/11/27	12,742	12,923
APP-12735907.FP.FTS.B, 11.74%, 4/11/27	35,942	36,542
APP-12119588.FP.FTS.B, 13.74%, 4/11/27	8,563	8,708
APP-09096529.FP.FTS.B, 10.49%, 4/12/27	21,550	21,911
APP-12870868.FP.FTS.B, 13.24%, 4/12/27	21,704	22,094
APP-11872577.FP.FTS.B, 13.99%, 4/12/27	32,211	32,780
APP-12780320.FP.FTS.B, 14.99%, 4/12/27	13,461	13,708
APP-12794611.FP.FTS.B, 16.49%, 4/12/27	19,937	20,336
APP-12543186.FP.FTS.B, 21.49%, 4/12/27	11,019	11,264
APP-12674073.FP.FTS.B, 17.49%, 4/13/27	22,369	22,830
APP-12119732.FP.FTS.B, 22.49%, 4/13/27	8,290	8,534
APP-12819793.FP.FTS.B, 11.24%, 4/14/27	10,295	10,455

72	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-12933712.FP.FTS.B, 16.99%, 4/14/27	$13,059	$13,339
APP-12601811.FP.FTS.B, 10.49%, 4/15/27	8,680	8,699
APP-12847750.FP.FTS.B, 10.49%, 4/15/27	21,208	21,592
APP-12880291.FP.FTS.B, 10.99%, 4/15/27	19,347	19,689
APP-12884053.FP.FTS.B, 10.99%, 4/15/27	17,686	18,007
APP-12886061.FP.FTS.B, 10.99%, 4/15/27	17,873	18,188
APP-12890839.FP.FTS.B, 12.99%, 4/15/27	7,432	7,545
APP-12889697.FP.FTS.B, 14.49%, 4/15/27	17,048	17,379
APP-12879648.FP.FTS.B, 14.99%, 4/15/27	3,848	3,841
APP-12872440.FP.FTS.B, 16.49%, 4/15/27	8,952	9,156
APP-13062300.FP.FTS.B, 17.49%, 4/15/27	11,919	12,150
APP-12674259.FP.FTS.B, 19.99%, 4/15/27	7,622	7,772
APP-13008146.FP.FTS.B, 19.99%, 4/15/27	11,205	11,490
APP-12967750.FP.FTS.B, 21.24%, 4/15/27	19,418	19,830
APP-12780020.FP.FTS.B, 8.99%, 4/16/27	23,106	23,472
APP-12801088.FP.FTS.B, 10.99%, 4/16/27	19,027	19,367
APP-12831439.FP.FTS.B, 10.99%, 4/16/27	25,036	25,484
APP-12540590.FP.FTS.B, 14.49%, 4/16/27	21,920	22,353
APP-12845270.FP.FTS.B, 17.74%, 4/16/27	29,693	30,110
APP-12863914.FP.FTS.B, 19.49%, 4/16/27	13,281	13,625
APP-12848627.FP.FTS.B, 21.99%, 4/16/27	8,178	8,383
APP-13157103.FP.FTS.B, 9.24%, 4/17/27	10,519	10,688
APP-12779666.FP.FTS.B, 11.49%, 4/17/27	12,866	13,085
APP-12883157.FP.FTS.B, 13.74%, 4/17/27	8,047	8,199
APP-12800972.FP.FTS.B, 17.49%, 4/17/27	17,587	17,968
APP-12861690.FP.FTS.B, 17.74%, 4/17/27	10,489	1,656
APP-13156398.FP.FTS.B, 17.74%, 4/17/27	36,648	37,490
APP-12800643.FP.FTS.B, 19.74%, 4/17/27	30,999	31,779
APP-13158258.FP.FTS.B, 19.99%, 4/17/27	9,640	9,875
APP-12931503.FP.FTS.B, 13.24%, 4/18/27	18,149	18,480
APP-13061405.FP.FTS.B, 22.24%, 4/18/27	22,880	2,547
APP-13141094.FP.FTS.B, 10.99%, 4/20/27	28,467	28,945
APP-13083128.FP.FTS.B, 11.24%, 4/20/27	15,698	15,973
APP-12974063.FP.FTS.B, 19.99%, 4/20/27	19,814	20,317
APP-13009743.FP.FTS.B, 10.99%, 4/22/27	15,013	15,289
APP-12674727.FP.FTS.B, 13.24%, 4/22/27	24,088	24,558
APP-09645128.FP.FTS.B, 15.49%, 4/23/27	37,793	38,430
APP-13017812.FP.FTS.B, 16.49%, 4/23/27	4,839	4,830
APP-12910819.FP.FTS.B, 17.99%, 4/23/27	5,627	5,749
APP-12548143.FP.FTS.B, 19.99%, 4/23/27	21,372	21,963
APP-12997870.FP.FTS.B, 19.99%, 4/23/27	18,585	19,097
APP-12977040.FP.FTS.B, 20.49%, 4/23/27	13,564	13,997
APP-13166600.FP.FTS.B, 21.49%, 4/23/27	11,101	11,422
APP-12944703.FP.FTS.B, 22.49%, 4/23/27	8,778	8,973
APP-12933688.FP.FTS.B, 19.99%, 4/24/27	18,151	3,866
APP-12911189.FP.FTS.B, 20.49%, 4/24/27	4,193	4,132
APP-11888471.FP.FTS.B, 16.49%, 4/25/27	17,215	17,568
APP-13068321.FP.FTS.B, 18.24%, 4/25/27	34,660	35,588
APP-11022483.FP.FTS.B, 18.99%, 4/25/27	6,259	1,986
APP-13051587.FP.FTS.B, 19.99%, 4/25/27	20,209	2,338
APP-13057143.FP.FTS.B, 10.99%, 4/26/27	25,380	25,847
APP-13061655.FP.FTS.B, 13.24%, 4/26/27	25,472	25,967
APP-12933713.FP.FTS.B, 17.99%, 4/26/27	19,927	20,448
APP-13345325.FP.FTS.B, 19.99%, 4/26/27	8,786	8,696
APP-13106287.FP.FTS.B, 11.74%, 4/28/27	32,690	33,231
APP-13060974.FP.FTS.B, 19.74%, 4/28/27	25,527	25,884
APP-13155767.FP.FTS.B, 23.24%, 4/28/27	16,574	16,790
APP-13139319.FP.FTS.B, 11.24%, 4/30/27	17,981	18,274

Description	Principal Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-13060795.FP.FTS.B, 17.49%, 4/30/27	$ 3,831	$3,804
APP-12042791.FP.FTS.B, 18.74%, 4/30/27	39,580	39,991
APP-13134349.FP.FTS.B, 21.24%, 4/30/27	17,298	17,547
APP-13421715.FP.FTS.B, 10.99%, 5/01/27	19,235	19,511
APP-13423557.FP.FTS.B, 10.99%, 5/01/27	20,677	20,974
APP-13424293.FP.FTS.B, 10.99%, 5/01/27	15,437	15,659
APP-13431042.FP.FTS.B, 10.99%, 5/01/27	14,528	14,737
APP-13131348.FP.FTS.B, 13.74%, 5/01/27	19,479	19,825
APP-13439065.FP.FTS.B, 14.24%, 5/01/27	27,184	27,578
APP-13431253.FP.FTS.B, 16.49%, 5/01/27	16,876	17,121
APP-13408703.FP.FTS.B, 16.99%, 5/01/27	10,638	10,807
APP-13430747.FP.FTS.B, 17.49%, 5/01/27	11,980	12,153
APP-13154672.FP.FTS.B, 18.49%, 5/01/27	17,114	5,355
APP-13422992.FP.FTS.B, 18.99%, 5/01/27	22,197	22,514
APP-13430284.FP.FTS.B, 19.99%, 5/01/27	9,250	9,380
APP-13430327.FP.FTS.B, 19.99%, 5/01/27	7,704	7,814
APP-13441350.FP.FTS.B, 19.99%, 5/01/27	7,701	7,811
APP-13410577.FP.FTS.B, 22.99%, 5/01/27	11,445	11,600
APP-13440761.FP.FTS.B, 22.99%, 5/01/27	41,554	8,843
APP-14247820.FP.FTS.B, 11.34%, 5/02/27	18,485	18,726
APP-13073067.FP.FTS.B, 20.49%, 5/02/27	8,041	8,154
APP-13342784.FP.FTS.B, 21.99%, 5/02/27	9,087	9,273
APP-13308191.FP.FTS.B, 16.99%, 5/04/27	8,841	8,838
APP-13389512.FP.FTS.B, 13.24%, 5/05/27	15,506	15,744
APP-12270573.FP.FTS.B, 10.99%, 5/06/27	26,922	27,336
APP-13301897.FP.FTS.B, 16.49%, 5/06/27	9,733	9,892
APP-13311434.FP.FTS.B, 16.49%, 5/08/27	10,786	10,964
APP-13193722.FP.FTS.B, 11.24%, 5/09/27	16,792	17,066
APP-13641523.FP.FTS.B, 13.59%, 5/10/27	18,442	18,729
APP-12932857.FP.FTS.B, 18.99%, 5/10/27	7,525	7,665
APP-12775739.FP.FTS.B, 25.49%, 5/10/27	7,925	8,091
APP-13323183.FP.FTS.B, 18.74%, 5/11/27	26,393	26,922
APP-12412862.FP.FTS.B, 25.49%, 5/11/27	9,039	9,193
APP-13658270.FP.FTS.B, 9.34%, 5/12/27	23,661	24,016
APP-13418718.FP.FTS.B, 16.24%, 5/12/27	21,302	21,677
APP-12412882.FP.FTS.B, 17.74%, 5/12/27	24,203	24,681
APP-13208283.FP.FTS.B, 17.99%, 5/12/27	19,641	19,867
APP-12675250.FP.FTS.B, 19.99%, 5/12/27	20,445	20,805
APP-13416172.FP.FTS.B, 8.99%, 5/13/27	17,356	17,646
APP-13031523.FP.FTS.B, 10.99%, 5/13/27	29,205	29,709
APP-13439563.FP.FTS.B, 17.49%, 5/13/27	1,960	1,949
APP-13438034.FP.FTS.B, 17.99%, 5/13/27	5,748	5,858
APP-13416776.FP.FTS.B, 19.99%, 5/13/27	11,840	1,190
APP-13437001.FP.FTS.B, 8.49%, 5/14/27	21,489	21,850
APP-10823341.FP.FTS.B, 15.49%, 5/14/27	10,582	10,792
APP-13199989.FP.FTS.B, 16.74%, 5/14/27	35,831	36,562
APP-13436550.FP.FTS.B, 16.99%, 5/14/27	12,907	13,161
APP-13430567.FP.FTS.B, 17.49%, 5/14/27	13,706	13,959
APP-13417327.FP.FTS.B, 17.99%, 5/14/27	2,115	2,111
APP-13336406.FP.FTS.B, 18.49%, 5/14/27	17,470	17,834
APP-14356626.FP.FTS.B, 18.49%, 5/14/27	11,615	11,824
APP-13380372.FP.FTS.B, 21.99%, 5/14/27	26,931	9,230
APP-13431427.FP.FTS.B, 21.99%, 5/14/27	6,705	6,843
APP-13433077.FP.FTS.B, 21.99%, 5/14/27	2,657	2,626
APP-13318759.FP.FTS.B, 22.49%, 5/14/27	5,948	6,079
APP-13330852.FP.FTS.B, 22.49%, 5/14/27	29,495	6,414
APP-13443719.FP.FTS.B, 22.49%, 5/14/27	7,239	7,400
APP-14548548.FP.FTS.B, 22.99%, 5/14/27	7,087	7,205

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	73

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-13436993.FP.FTS.B, 8.99%, 5/15/27	$18,621	$18,940
APP-13396243.FP.FTS.B, 11.24%, 5/15/27	11,561	11,767
APP-13440554.FP.FTS.B, 11.24%, 5/15/27	10,680	10,887
APP-13394315.FP.FTS.B, 13.24%, 5/15/27	29,340	29,906
APP-13435327.FP.FTS.B, 13.24%, 5/15/27	18,273	18,613
APP-13663645.FP.FTS.B, 13.59%, 5/15/27	21,096	21,430
APP-13644113.FP.FTS.B, 14.34%, 5/15/27	37,189	37,792
APP-13319688.FP.FTS.B, 14.49%, 5/15/27	20,453	20,750
APP-13444523.FP.FTS.B, 16.99%, 5/15/27	20,591	20,980
APP-13672139.FP.FTS.B, 17.49%, 5/15/27	14,429	14,671
APP-13355854.FP.FTS.B, 18.99%, 5/15/27	3,104	3,088
APP-13433669.FP.FTS.B, 19.99%, 5/15/27	12,666	1,267
APP-13666596.FP.FTS.B, 20.49%, 5/15/27	11,834	12,030
APP-14254675.FP.FTS.B, 20.49%, 5/15/27	2,173	2,145
APP-14531705.FP.FTS.B, 22.99%, 5/15/27	7,568	7,699
APP-11924095.FP.FTS.B, 19.99%, 5/16/27	20,391	20,669
APP-13628585.FP.FTS.B, 20.49%, 5/16/27	15,750	16,068
APP-14366522.FP.FTS.B, 10.49%, 5/18/27	33,855	9,566
APP-13658420.FP.FTS.B, 19.99%, 5/18/27	15,477	15,803
APP-13484600.FP.FTS.B, 20.49%, 5/18/27	14,047	14,342
APP-13537074.FP.FTS.B, 9.34%, 5/20/27	14,387	14,629
APP-13678923.FP.FTS.B, 11.34%, 5/20/27	23,368	23,768
APP-13637703.FP.FTS.B, 14.09%, 5/21/27	20,651	21,016
APP-13680651.FP.FTS.B, 20.49%, 5/21/27	9,889	10,123
APP-14444232.FP.FTS.B, 21.49%, 5/21/27	11,247	11,375
APP-13624563.FP.FTS.B, 22.99%, 5/23/27	9,695	9,908
APP-13645609.FP.FTS.B, 9.34%, 5/24/27	28,822	29,334
APP-13629014.FP.FTS.B, 14.74%, 5/24/27	23,306	23,773
APP-13459107.FP.FTS.B, 19.99%, 5/24/27	7,161	7,333
APP-13659238.FP.FTS.B, 13.59%, 5/25/27	26,805	27,329
APP-13637168.FP.FTS.B, 15.24%, 5/25/27	33,461	34,149
APP-13337072.FP.FTS.B, 18.24%, 5/26/27	37,242	37,672
APP-13649694.FP.FTS.B, 19.49%, 5/26/27	11,890	12,046
APP-13051907.FP.FTS.B, 25.49%, 5/26/27	8,316	8,565
APP-13598334.FP.FTS.B, 11.34%, 5/27/27	18,321	18,605
APP-11810505.FP.FTS.B, 21.24%, 5/30/27	20,790	13,012
APP-14548905.FP.FTS.B, 18.99%, 5/31/27	10,236	10,100
APP-13162907.FP.FTS.B, 16.74%, 6/01/27	26,848	27,411
APP-13420080.FP.FTS.B, 21.99%, 6/01/27	27,612	28,018
APP-12851953.FP.FTS.B, 16.74%, 6/03/27	37,576	10,743
APP-14265376.FP.FTS.B, 20.49%, 6/03/27	12,294	12,466
APP-14227389.FP.FTS.B, 13.59%, 6/08/27	22,572	22,906
APP-14263084.FP.FTS.B, 20.49%, 6/10/27	3,286	3,226
APP-12782592.FP.FTS.B, 16.24%, 6/11/27	24,710	25,110
APP-14365422.FP.FTS.B, 11.99%, 6/15/27	7,832	7,924
APP-14343452.FP.FTS.B, 17.49%, 6/15/27	19,848	20,132
APP-14179022.FP.FTS.B, 17.99%, 6/15/27	11,933	12,117
APP-14257683.FP.FTS.B, 20.49%, 6/15/27	20,438	20,785
APP-14388011.FP.FTS.B, 20.99%, 6/15/27	8,279	8,165
APP-14253271.FP.FTS.B, 16.74%, 6/16/27	24,598	25,008
APP-14429358.FP.FTS.B, 13.74%, 6/17/27	3,621	3,621
APP-14252658.FP.FTS.B, 19.99%, 6/17/27	16,186	5,295
APP-13002914.FP.FTS.B, 18.99%, 6/20/27	14,525	14,695
APP-14177993.FP.FTS.B, 11.59%, 6/21/27	11,239	11,436
APP-14180064.FP.FTS.B, 11.59%, 6/21/27	14,431	14,683
APP-14236905.FP.FTS.B, 17.49%, 6/21/27	20,449	20,898
APP-14216604.FP.FTS.B, 17.74%, 6/21/27	31,195	31,813
APP-14439411.FP.FTS.B, 17.74%, 6/21/27	35,044	3,657

Description	Principal Amount	Value

Freedom Financial Asset Management LLC (continued)
APP-14547768.FP.FTS.B, 11.74%, 6/22/27	$29,372	$29,847
APP-14212566.FP.FTS.B, 16.74%, 6/22/27	27,757	28,295
APP-14196561.FP.FTS.B, 13.59%, 6/23/27	30,370	30,940
APP-13018067.FP.FTS.B, 18.99%, 6/23/27	15,463	4,969
APP-14178654.FP.FTS.B, 9.34%, 6/24/27	16,074	16,331
APP-14267906.FP.FTS.B, 11.59%, 6/24/27	11,832	12,049
APP-14588538.FP.FTS.B, 19.24%, 6/24/27	22,935	23,427
APP-14510576.FP.FTS.B, 22.74%, 6/24/27	9,543	9,742
APP-14427403.FP.FTS.B, 24.74%, 6/24/27	12,164	12,435
APP-14429127.FP.FTS.B, 11.74%, 6/25/27	21,987	22,370
APP-14369074.FP.FTS.B, 12.49%, 6/25/27	37,564	38,224
APP-09045394.FP.FTS.B, 13.74%, 6/25/27	9,054	9,205
APP-14578061.FP.FTS.B, 11.74%, 6/26/27	29,805	30,297
APP-14268521.FP.FTS.B, 10.09%, 6/27/27	36,966	37,488
APP-14145291.FP.FTS.B, 18.49%, 6/27/27	13,311	13,413
APP-14386005.FP.FTS.B, 11.74%, 6/28/27	23,539	4,152
APP-14413971.FP.FTS.B, 12.49%, 6/28/27	36,723	37,265
APP-14385312.FP.FTS.B, 17.24%, 6/28/27	27,595	27,987
APP-12794031.FP.FTS.B, 18.99%, 6/28/27	13,200	13,403
APP-14385385.FP.FTS.B, 19.24%, 6/28/27	24,806	25,036
APP-14391702.FP.FTS.B, 22.99%, 6/28/27	4,680	4,583
APP-14377174.FP.FTS.B, 12.24%, 6/29/27	14,559	14,768
APP-14409463.FP.FTS.B, 18.99%, 6/29/27	8,003	8,124
APP-14423027.FP.FTS.B, 13.99%, 6/30/27	25,910	26,310
APP-14420972.FP.FTS.B, 14.24%, 6/30/27	13,173	13,375
APP-13643702.FP.FTS.B, 18.99%, 6/30/27	17,229	17,320
APP-14541539.FP.FTS.B, 12.49%, 7/01/27	7,714	7,838
APP-14431213.FP.FTS.B, 18.49%, 7/01/27	14,787	14,970
APP-14421841.FP.FTS.B, 20.99%, 7/01/27	9,399	9,511
APP-14542132.FP.FTS.B, 20.99%, 7/02/27	8,495	2,674
APP-14595190.FP.FTS.B, 20.74%, 7/05/27	32,847	19,939
APP-14541253.FP.FTS.B, 13.99%, 7/06/27	31,014	31,503
APP-14550089.FP.FTS.B, 18.49%, 7/06/27	15,960	16,141
APP-14515585.FP.FTS.B, 20.49%, 7/07/27	10,350	10,477
APP-14568007.FP.FTS.B, 20.49%, 7/07/27	16,245	16,389
APP-14553043.FP.FTS.B, 11.99%, 7/08/27	30,633	31,120
APP-14177847.FP.FTS.B, 18.74%, 7/08/27	36,058	36,574
APP-13394495.FP.FTS.B, 11.49%, 7/13/27	11,943	7,288
APP-13423039.FP.FTS.B, 14.24%, 7/14/27	32,850	33,345
APP-13422792.FP.FTS.B, 14.49%, 7/15/27	7,716	7,850
APP-13061423.FP.FTS.B, 13.24%, 7/17/27	17,797	18,067
APP-13028479.FP.FTS.B, 21.74%, 7/23/27	21,490	21,746
APP-13403231.FP.FTS.B, 16.74%, 7/30/27	24,138	24,466
APP-14545674.FP.FTS.B, 26.99%, 8/03/27	8,353	8,416
APP-14561082.FP.FTS.B, 17.49%, 8/04/27	538	532
APP-14531076.FP.FTS.B, 23.24%, 8/07/27	15,370	15,462
APP-14569337.FP.FTS.B, 24.74%, 8/07/27	12,436	12,505
APP-14406359.FP.FTS.B, 21.24%, 8/16/27	41,961	42,313
APP-13484955.FP.FTS.B, 12.34%, 8/25/27	35,369	10,019
APP-13639283.FP.FTS.B, 20.74%, 8/25/27	38,033	37,820
APP-13652171.FP.FTS.B, 22.99%, 8/26/27	8,267	8,409
APP-13132268.FP.FTS.B, 16.74%, 9/01/27	26,285	26,626
APP-14439749.FP.FTS.B, 15.99%, 9/03/27	16,752	16,903
APP-13659468.FP.FTS.B, 26.49%, 9/12/27	8,721	8,715
APP-13657764.FP.FTS.B, 16.74%, 9/13/27	27,547	27,896
APP-13302140.FP.FTS.B, 17.99%, 9/25/27	9,476	9,659
APP-12804212.FP.FTS.B, 22.49%, 10/10/27	10,264	10,289

74	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Freedom Financial Asset Management LLC (continued)
APP-11816519.FP.FTS.B, 22.49%, 12/30/33	$446	$387
APP-12119879.FP.FTS.B, 5.99%, 1/22/34	516	517

		10,070,810

LendingClub Corp.
148110315.LC.FTS.B, 17.97%, 2/29/24	1,092	1,102
148295277.LC.FTS.B, 17.19%, 3/06/24	1,426	1,420
148478260.LC.FTS.B, 13.08%, 3/15/24	1,206	1,199
148784147.LC.FTS.B, 14.74%, 3/20/24	951	794
149640002.LC.FTS.B, 13.9%, 4/02/24	902	899
149742003.LC.FTS.B, 12.4%, 4/05/24	2,127	2,113
150215503.LC.FTS.B, 14.74%, 4/15/24	974	973
150867060.LC.FTS.B, 15.57%, 4/29/24	2,201	2,189
151088676.LC.FTS.B, 10.33%, 5/01/24	2,086	2,068
150672283.LC.FTS.B, 20%, 5/02/24	2,367	2,364
151465885.LC.FTS.B, 17.19%, 5/09/24	2,874	2,856
149608993.LC.FTS.B, 13.9%, 6/02/24	2,645	2,618
150611409.LC.FTS.B, 15.57%, 6/06/24	2,276	2,248
153285109.LC.FTS.B, Zero Cpn, 6/12/24	8,920	–
150330237.LC.FTS.B, 14.74%, 6/17/24	2,749	2,728
154685026.LC.FTS.B, 11.02%, 7/05/24	2,936	2,902
155959854.LC.FTS.B, 17.74%, 7/29/24	1,891	1,873
153352395.LC.FTS.B, 12.4%, 8/14/24	3,393	3,338
156702788.LC.FTS.B, 16.95%, 8/15/24	4,479	4,440
157083123.LC.FTS.B, 14.3%, 8/16/24	2,834	2,818
157256378.LC.FTS.B, 14.3%, 8/19/24	3,781	3,761
157448559.LC.FTS.B, 14.3%, 8/22/24	2,665	2,653
150890573.LC.FTS.B, 14.74%, 9/01/24	5,080	5,015
151157582.LC.FTS.B, 15.57%, 9/06/24	2,563	2,543
158155993.LC.FTS.B, 16.95%, 9/13/24	4,220	4,174
159124332.LC.FTS.B, 16.95%, 9/23/24	5,202	5,165
157983194.LC.FTS.B, 12.4%, 9/24/24	3,167	3,124
158299088.LC.FTS.B, 16.12%, 9/28/24	2,175	2,159
159322847.LC.FTS.B, 16.95%, 10/08/24	8,050	7,958
160749557.LC.FTS.B, 18.62%, 10/30/24	3,173	398
150429035.LC.FTS.B, 14.74%, 10/31/24	6,980	6,823
161333839.LC.FTS.B, 13.08%, 11/04/24	4,610	4,553
154211311.LC.FTS.B, 20%, 11/26/24	4,570	4,581
158790336.LC.FTS.B, 16.12%, 11/30/24	6,536	6,372
159978471.LC.FTS.B, 15.24%, 12/08/24	6,101	5,960
162809872.LC.FTS.B, 12.4%, 12/15/24	6,511	6,388
162773046.LC.FTS.B, 20.55%, 12/15/24	4,259	–
163847398.LC.FTS.B, 20.55%, 12/26/24	2,885	2,899
148228998.LC.FTS.B, 15.57%, 1/01/25	7,686	7,512
161536145.LC.FTS.B, 16.95%, 1/28/25	5,915	5,804
157113878.LC.FTS.B, 16.95%, 1/30/25	10,301	10,148
166192973.LC.FTS.B, 18.62%, 2/06/25	3,216	3,198
167221792.LC.FTS.B, 20.55%, 2/25/25	10,347	1,378
163266659.LC.FTS.B, 16.12%, 2/28/25	3,739	3,623
167773992.LC.FTS.B, 18.62%, 3/04/25	3,420	3,390
167777432.LC.FTS.B, 18.62%, 3/04/25	4,104	4,068
167809066.LC.FTS.B, Zero Cpn, 3/05/25	2,059	–
167823045.LC.FTS.B, 16.12%, 3/05/25	4,918	4,807
168199339.LC.FTS.B, 20.55%, 3/11/25	6,334	6,293
163432488.LC.FTS.B, 16.95%, 3/15/25	6,568	6,352
149326456.LC.FTS.B, 13.9%, 5/31/25	11,822	11,348
160673774.LC.FTS.B, 12.4%, 11/30/25	16,238	5,746
146644800.LC.FTS.B, Zero Cpn, 9/30/32	6,245	–

Description	Principal Amount	Value

LendingClub Corp. (continued)
167464307.LC.FTS.B, Zero Cpn, 9/30/33	$5,952	$–
143317674.LC.FTS.B, 10.72%, 11/09/33	3,374	2,914
144834703.LC.FTS.B, 12.98%, 12/19/33	2,415	2,400
143897911.LC.FTS.B, 10.33%, 12/31/33	420	420
145134172.LC.FTS.B, 10.33%, 12/31/33	1,473	1,463
145525007.LC.FTS.B, 10.33%, 12/31/33	8,577	8,408
145586016.LC.FTS.B, 11.8%, 12/31/33	303	303
145625511.LC.FTS.B, 10.72%, 1/02/34	500	500
145621023.LC.FTS.B, 10.72%, 1/15/34	300	300
146204474.LC.FTS.B, 11.8%, 1/15/34	263	263
146050977.LC.FTS.B, 15.02%, 1/17/34	1,111	1,110
146735125.LC.FTS.B, 11.8%, 1/28/34	3,875	–

		207,216

LendingClub Corp. - LCX
166607803.LC.FTS.B, Zero Cpn, 2/12/25	4,909	–
166491719.LC.FTS.B, 16.95%, 2/17/25	2,265	2,223
165922400.LC.FTS.B, 15.24%, 6/15/25	8,978	8,499

		10,722

LendingClub Corp. - LCX PM
174191708.LC.FTS.B, 18.44%, 2/02/24	128	127
185001085.LC.FTS.B, 13.44%, 1/14/25	3,465	3,403
184877151.LC.FTS.B, 15.99%, 1/14/25	2,085	2,055
184979568.LC.FTS.B, 16.49%, 1/14/25	2,449	2,443
184962324.LC.FTS.B, 15.19%, 1/20/25	2,070	2,067
185185967.LC.FTS.B, 15.99%, 1/20/25	2,461	2,420
185305116.LC.FTS.B, 16.19%, 1/20/25	4,177	4,155
185216192.LC.FTS.B, 18.99%, 1/20/25	8,562	8,545
185255256.LC.FTS.B, 18.99%, 1/20/25	1,283	1,281
185238815.LC.FTS.B, 19.99%, 1/20/25	4,311	4,338
185262402.LC.FTS.B, 18.19%, 1/23/25	1,514	1,512
185196514.LC.FTS.B, 12.49%, 1/24/25	9,009	8,833
185480688.LC.FTS.B, 23.99%, 1/26/25	4,284	4,359
185502282.LC.FTS.B, 12.74%, 1/28/25	1,419	1,419
185552695.LC.FTS.B, 16.99%, 1/28/25	10,514	10,514
185400546.LC.FTS.B, 20.49%, 1/28/25	10,822	10,909
185500985.LC.FTS.B, Zero Cpn, 2/01/25	17,713	–
185511719.LC.FTS.B, 15.99%, 2/01/25	6,248	6,220
185662657.LC.FTS.B, 18.99%, 2/01/25	4,570	4,550
185638468.LC.FTS.B, 22.99%, 2/01/25	4,685	4,696
185748684.LC.FTS.B, 19.94%, 2/03/25	4,344	4,347
185040393.LC.FTS.B, 15%, 2/07/25	3,166	2,537
185760406.LC.FTS.B, 16.69%, 2/07/25	18,145	17,812
185520172.LC.FTS.B, 17.44%, 2/07/25	8,906	838
185821539.LC.FTS.B, 19.99%, 2/07/25	5,532	5,531
186031262.LC.FTS.B, 14.49%, 2/09/25	3,525	1,347
185907398.LC.FTS.B, 16.49%, 2/09/25	4,064	4,051
186036682.LC.FTS.B, 18.99%, 2/09/25	8,930	8,896
185643067.LC.FTS.B, 14.99%, 2/10/25	4,184	4,170
186109333.LC.FTS.B, 18.99%, 2/11/25	2,713	317
186079988.LC.FTS.B, 20.99%, 2/11/25	6,913	6,937
186099444.LC.FTS.B, 20.99%, 2/11/25	12,593	12,543
185744461.LC.FTS.B, 19.99%, 2/12/25	3,507	3,513
185887741.LC.FTS.B, 15.99%, 2/14/25	4,488	4,476
185869462.LC.FTS.B, 14.99%, 2/15/25	2,213	2,209
185704535.LC.FTS.B, 16.49%, 2/15/25	15,528	735
186171654.LC.FTS.B, 22.99%, 2/15/25	11,784	11,982

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	75

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
LendingClub Corp. - LCX PM (continued)
185937500.LC.FTS.B, 22.49%, 2/20/25	$13,307	$13,517
186235317.LC.FTS.B, 15.99%, 2/21/25	3,823	3,817
185994726.LC.FTS.B, 18.49%, 2/26/25	6,146	6,139
187039985.LC.FTS.B, 18.99%, 3/10/25	4,860	4,844
187034378.LC.FTS.B, 14.49%, 3/11/25	16,436	16,281
187041967.LC.FTS.B, 17.99%, 3/11/25	3,630	3,611
187002032.LC.FTS.B, 7.59%, 3/14/25	17,776	17,343
186484159.LC.FTS.B, 12.49%, 3/14/25	14,768	14,601
187105654.LC.FTS.B, 23.19%, 3/14/25	3,859	3,917
187229799.LC.FTS.B, 13.19%, 3/15/25	8,077	8,057
186336075.LC.FTS.B, 11.49%, 3/16/25	16,077	15,777
186898312.LC.FTS.B, 12.49%, 3/16/25	16,255	15,990
187015036.LC.FTS.B, 12.49%, 3/16/25	16,270	16,151
187080057.LC.FTS.B, 15.99%, 3/17/25	3,325	3,319
187276072.LC.FTS.B, 21.79%, 3/17/25	4,909	4,987
187341073.LC.FTS.B, 16.99%, 3/21/25	1,197	1,195
187345204.LC.FTS.B, 15.44%, 3/23/25	6,160	6,135
187594459.LC.FTS.B, 16.39%, 3/25/25	8,580	8,549
187506074.LC.FTS.B, 17.39%, 3/25/25	19,211	18,866
187617463.LC.FTS.B, 23.99%, 3/25/25	3,500	3,527
187034706.LC.FTS.B, 5%, 3/31/25	17,199	13,680
187813540.LC.FTS.B, 15.99%, 3/31/25	2,710	2,688
187619723.LC.FTS.B, Zero Cpn, 4/01/25	7,531	–
187868633.LC.FTS.B, Zero Cpn, 4/01/25	2,609	–
187566584.LC.FTS.B, 12.49%, 4/01/25	12,266	12,206
187782892.LC.FTS.B, 15.29%, 4/01/25	3,506	2,858
187832626.LC.FTS.B, 21.79%, 4/01/25	2,101	2,116
187639145.LC.FTS.B, 20.79%, 4/03/25	10,457	10,416
188014514.LC.FTS.B, 14.49%, 4/06/25	5,976	5,951
188006789.LC.FTS.B, 17.99%, 4/06/25	5,108	5,087
188000200.LC.FTS.B, 22.99%, 4/06/25	13,249	13,360
186935631.LC.FTS.B, 15%, 6/21/25	2,181	1,859
187360350.LC.FTS.B, 13.99%, 7/28/25	8,707	–
185869166.LC.FTS.B, 22.99%, 8/07/25	7,774	–
171345622.LC.FTS.B, 16.08%, 10/19/25	6,923	6,726
173608489.LC.FTS.B, 17.3%, 2/02/26	11,647	11,311
174304247.LC.FTS.B, 20.99%, 2/02/26	16,274	16,180
185018593.LC.FTS.B, 18.99%, 1/14/27	15,887	15,195
184468285.LC.FTS.B, 16.99%, 1/15/27	10,864	510
184956364.LC.FTS.B, 18.99%, 1/16/27	10,854	10,230
185237685.LC.FTS.B, 18.49%, 1/20/27	5,171	5,031
185250357.LC.FTS.B, 19.99%, 1/20/27	12,363	12,216
185150236.LC.FTS.B, 14.99%, 1/24/27	12,622	12,228
185319960.LC.FTS.B, 19.49%, 1/24/27	18,124	17,912
185367638.LC.FTS.B, 21.49%, 1/24/27	17,634	17,435
185497213.LC.FTS.B, 20.49%, 1/26/27	8,757	8,664
185117236.LC.FTS.B, 20.99%, 1/26/27	17,574	17,386
185498696.LC.FTS.B, 26.49%, 1/26/27	18,700	18,463
184791777.LC.FTS.B, 13.74%, 1/28/27	8,335	8,086
185597588.LC.FTS.B, 16.24%, 1/28/27	9,202	8,987
185537726.LC.FTS.B, 17.24%, 1/28/27	5,647	5,498
185500402.LC.FTS.B, 17.74%, 1/28/27	22,150	20,834
185547681.LC.FTS.B, 19.99%, 1/28/27	7,090	7,022
185488281.LC.FTS.B, 28.99%, 1/29/27	5,537	5,633
184898062.LC.FTS.B, 21.49%, 1/31/27	7,664	7,520
184982732.LC.FTS.B, 16.99%, 2/01/27	10,895	10,567
185682815.LC.FTS.B, 23.99%, 2/01/27	8,690	8,569
185689957.LC.FTS.B, 23.99%, 2/01/27	7,605	7,499

Description	Principal Amount	Value

LendingClub Corp. - LCX PM (continued)
185699989.LC.FTS.B, 23.99%, 2/01/27	$7,606	$7,500
185544780.LC.FTS.B, 18.99%, 2/02/27	25,877	24,978
184678406.LC.FTS.B, 17.49%, 2/03/27	8,037	7,796
185716515.LC.FTS.B, 17.49%, 2/03/27	11,662	11,320
185662157.LC.FTS.B, 16.49%, 2/07/27	13,023	12,650
185742276.LC.FTS.B, 19.49%, 2/07/27	22,167	21,692
185835140.LC.FTS.B, 21.99%, 2/07/27	15,022	14,850
186031699.LC.FTS.B, 20.44%, 2/09/27	9,767	9,627
185970580.LC.FTS.B, 13.94%, 2/11/27	23,834	1,079
186099084.LC.FTS.B, 21.49%, 2/11/27	9,186	9,034
185846086.LC.FTS.B, 21.99%, 2/11/27	18,026	17,855
185738415.LC.FTS.B, 24.99%, 2/13/27	11,174	10,956
186241368.LC.FTS.B, 15.49%, 2/15/27	22,843	22,183
186058311.LC.FTS.B, 15.69%, 2/15/27	31,626	2,968
186203908.LC.FTS.B, 21.99%, 2/15/27	18,777	18,617
186007586.LC.FTS.B, 23.49%, 2/15/27	9,778	9,679
185942868.LC.FTS.B, 15.94%, 2/18/27	24,161	4,295
186027871.LC.FTS.B, 18.99%, 2/20/27	16,974	16,531
187054481.LC.FTS.B, 15%, 3/10/27	20,002	15,850
187037217.LC.FTS.B, 18.49%, 3/10/27	5,797	5,631
186901660.LC.FTS.B, Zero Cpn, 3/11/27	18,704	–
187071023.LC.FTS.B, 17.99%, 3/11/27	11,188	10,865
187032664.LC.FTS.B, 20.99%, 3/11/27	15,200	14,988
187074112.LC.FTS.B, 21.99%, 3/11/27	12,267	12,127
186654687.LC.FTS.B, 23.49%, 3/11/27	14,043	13,883
187106181.LC.FTS.B, 15%, 3/14/27	7,759	5,842
187126669.LC.FTS.B, 14.19%, 3/15/27	16,308	12,076
187035884.LC.FTS.B, 16.29%, 3/15/27	22,117	20,365
187202054.LC.FTS.B, 19.49%, 3/15/27	16,593	16,351
187178718.LC.FTS.B, 19.99%, 3/15/27	16,913	16,449
186624355.LC.FTS.B, 21.49%, 3/15/27	8,538	8,335
187248536.LC.FTS.B, 13.19%, 3/16/27	9,381	9,126
187147644.LC.FTS.B, 14.69%, 3/16/27	24,890	18,645
187028667.LC.FTS.B, 20.99%, 3/17/27	12,160	12,010
187080092.LC.FTS.B, 20.99%, 3/17/27	18,279	18,046
187192813.LC.FTS.B, 20.49%, 3/18/27	7,578	7,483
187318217.LC.FTS.B, 20.49%, 3/18/27	21,214	20,960
187235906.LC.FTS.B, 13.19%, 3/20/27	21,693	21,113
187352932.LC.FTS.B, Zero Cpn, 3/21/27	12,039	–
187350401.LC.FTS.B, 15.19%, 3/21/27	10,976	10,690
187159940.LC.FTS.B, 17.19%, 3/21/27	7,046	6,862
186875668.LC.FTS.B, 17.74%, 3/21/27	12,795	12,456
187402362.LC.FTS.B, 21.99%, 3/21/27	10,175	9,990
186943464.LC.FTS.B, 18.99%, 3/25/27	15,189	14,371
187492389.LC.FTS.B, 18.99%, 3/25/27	4,280	4,170
187598322.LC.FTS.B, 21.99%, 3/25/27	19,044	18,924
187547364.LC.FTS.B, 23.19%, 3/25/27	10,837	1,019
187430105.LC.FTS.B, 25.99%, 3/25/27	9,394	9,250
187600393.LC.FTS.B, 10%, 3/28/27	9,149	6,957
187593197.LC.FTS.B, 13.19%, 3/28/27	21,002	–
187611207.LC.FTS.B, 18.99%, 3/28/27	15,305	14,703
187609544.LC.FTS.B, 19.99%, 3/28/27	15,104	14,959
187644231.LC.FTS.B, 19.99%, 3/28/27	13,595	13,464
187621983.LC.FTS.B, 20.99%, 3/28/27	9,880	9,784
187670705.LC.FTS.B, 17.44%, 3/29/27	30,280	28,462
187264368.LC.FTS.B, 20.99%, 3/29/27	7,735	7,608
187353272.LC.FTS.B, 21.49%, 3/29/27	20,522	–
187764055.LC.FTS.B, 24.99%, 3/29/27	8,417	399

76	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
LendingClub Corp. - LCX PM (continued)
187349433.LC.FTS.B, Zero Cpn, 3/30/27	$16,557	$–
187772972.LC.FTS.B, 18.99%, 3/30/27	14,836	14,261
187581793.LC.FTS.B, 19.99%, 3/30/27	11,261	11,021
187751574.LC.FTS.B, 20.44%, 3/30/27	24,980	24,281
187614352.LC.FTS.B, 20.99%, 3/30/27	19,337	18,862
187775878.LC.FTS.B, 21.49%, 3/30/27	15,230	14,956
187792928.LC.FTS.B, 23.99%, 3/30/27	5,635	5,526
187804301.LC.FTS.B, 19.67%, 3/31/27	26,834	26,285
187535555.LC.FTS.B, 20.99%, 3/31/27	24,514	2,748
187660671.LC.FTS.B, 20.99%, 3/31/27	4,114	–
187819893.LC.FTS.B, 21.49%, 3/31/27	30,997	30,356
187754766.LC.FTS.B, 21.99%, 3/31/27	19,040	18,728
187835579.LC.FTS.B, 22.49%, 3/31/27	3,897	3,832
187829994.LC.FTS.B, 22.99%, 3/31/27	24,208	23,809
187818729.LC.FTS.B, 23.49%, 3/31/27	27,431	26,975
187832290.LC.FTS.B, 17.19%, 4/01/27	7,936	7,557
187864418.LC.FTS.B, 18.19%, 4/01/27	19,014	18,298
187825531.LC.FTS.B, 19.99%, 4/01/27	6,997	6,835
187845146.LC.FTS.B, 19.99%, 4/01/27	7,689	7,538
187585267.LC.FTS.B, 20.49%, 4/01/27	6,983	6,864
187865227.LC.FTS.B, 22.49%, 4/01/27	19,514	19,179
187651859.LC.FTS.B, 23.99%, 4/01/27	7,796	7,661
187860298.LC.FTS.B, 23.99%, 4/01/27	4,721	4,647
187818380.LC.FTS.B, 25.99%, 4/01/27	5,569	5,421
187860052.LC.FTS.B, 22.99%, 4/03/27	7,821	7,705
187917369.LC.FTS.B, 15%, 4/04/27	14,127	126
187095846.LC.FTS.B, 18.99%, 4/04/27	19,108	18,525
187891277.LC.FTS.B, 21.49%, 4/04/27	15,516	15,268
187787243.LC.FTS.B, 21.99%, 4/04/27	12,449	12,264
187765035.LC.FTS.B, 23.99%, 4/04/27	18,886	18,601
187819878.LC.FTS.B, 18.99%, 4/05/27	15,340	14,665
187826108.LC.FTS.B, 18.99%, 4/05/27	15,422	14,401
187948430.LC.FTS.B, 19.99%, 4/05/27	24,606	23,707
187967430.LC.FTS.B, 20.99%, 4/05/27	15,780	15,368
187981773.LC.FTS.B, 22.99%, 4/05/27	19,563	19,278
188031790.LC.FTS.B, 20.49%, 4/06/27	15,425	15,189
188023733.LC.FTS.B, 20.99%, 4/06/27	6,190	6,092
188040936.LC.FTS.B, 20.99%, 4/06/27	11,604	11,419
188026351.LC.FTS.B, 22.99%, 4/06/27	14,711	14,502
187683423.LC.FTS.B, 20.99%, 4/09/27	15,605	15,377
187944849.LC.FTS.B, 20.44%, 4/14/27	7,771	7,583
188025408.LC.FTS.B, 20.99%, 4/15/27	6,243	6,161
187995587.LC.FTS.B, 22.99%, 4/15/27	15,181	14,997
187298854.LC.FTS.B, 23.49%, 4/15/27	27,791	21,930
187875007.LC.FTS.B, 25.99%, 4/15/27	8,463	1,041
187337224.LC.FTS.B, 23.49%, 4/16/27	32,015	31,231
187946130.LC.FTS.B, 19.99%, 4/20/27	19,509	18,781
187906511.LC.FTS.B, 22.99%, 4/20/27	9,555	9,443
187945139.LC.FTS.B, 21.99%, 4/24/27	16,948	16,628
187744654.LC.FTS.B, 18.99%, 4/25/27	23,267	22,515
187345456.LC.FTS.B, 15%, 7/18/27	20,540	17,173
187587561.LC.FTS.B, 23.99%, 9/03/27	17,379	14,176
187785381.LC.FTS.B, 23.99%, 10/08/27	30,388	29,798
187316257.LC.FTS.B, 22.49%, 10/21/27	17,029	16,779
187417305.LC.FTS.B, 22.99%, 11/20/27	8,954	1,127
187403735.LC.FTS.B, 5%, 4/10/28	11,083	8,996
172186460.LC.FTS.B, 10.19%, 1/20/34	1,633	181
173411939.LC.FTS.B, 18.24%, 1/25/34	4,336	416

Description	Principal Amount	Value

LendingClub Corp. - LCX PM (continued)
171124101.LC.FTS.B, 10.81%, 1/27/34	$244	$51

		2,127,590

Prosper Funding LLC
1618560.PS.FTS.B, 24.6%, 8/20/24	640	647
1619001.PS.FTS.B, 13.56%, 8/23/24	5,144	5,101
1618176.PS.FTS.B, 15.1%, 8/23/24	794	788
1619013.PS.FTS.B, 16.1%, 8/23/24	929	923
1610345.PS.FTS.B, 19%, 8/24/24	547	549
1620576.PS.FTS.B, 16.6%, 8/25/24	1,338	1,329
1614934.PS.FTS.B, 13.4%, 8/26/24	902	895
1614493.PS.FTS.B, 14.89%, 8/31/24	736	730
1609517.PS.FTS.B, 15.2%, 8/31/24	5,950	5,901
1623869.PS.FTS.B, 14.19%, 9/21/24	1,461	1,448
1634202.PS.FTS.B, 17.49%, 9/21/24	6,911	6,867
1628368.PS.FTS.B, 20.57%, 9/22/24	6,038	6,065
1625354.PS.FTS.B, 13%, 9/23/24	4,022	3,980
1635849.PS.FTS.B, 13.59%, 9/23/24	2,312	2,299
1630159.PS.FTS.B, 12.3%, 9/24/24	856	847
1630150.PS.FTS.B, 15.03%, 9/24/24	1,173	1,167
1637430.PS.FTS.B, 14.7%, 9/27/24	2,485	2,474
1630435.PS.FTS.B, 16.9%, 9/27/24	7,059	7,029
1628009.PS.FTS.B, 15.5%, 9/28/24	1,629	1,619
1632463.PS.FTS.B, 16.5%, 9/29/24	3,285	3,258
1630306.PS.FTS.B, 11.7%, 9/30/24	4,721	4,656
1636029.PS.FTS.B, 13.7%, 9/30/24	1,608	1,585
1637622.PS.FTS.B, 16.6%, 10/02/24	995	986
1633995.PS.FTS.B, 19.8%, 10/04/24	3,588	3,588
1637586.PS.FTS.B, 16%, 10/10/24	3,369	3,338
1648303.PS.FTS.B, 16%, 10/26/24	4,749	–
1655001.PS.FTS.B, 16%, 10/26/24	655	657
1649506.PS.FTS.B, 14.56%, 10/28/24	5,293	5,302
1646441.PS.FTS.B, 11.7%, 10/29/24	5,208	5,094
1646834.PS.FTS.B, 15.4%, 10/29/24	12,079	11,824
1651180.PS.FTS.B, 14.89%, 11/01/24	7,014	6,892
1648862.PS.FTS.B, 20.34%, 11/02/24	2,785	2,764
1650980.PS.FTS.B, 12.29%, 11/05/24	6,619	6,485
1654294.PS.FTS.B, 14.56%, 11/05/24	5,287	5,190
1656375.PS.FTS.B, 17%, 11/05/24	1,088	1,090
1651811.PS.FTS.B, 14.6%, 11/08/24	1,587	1,563
1664823.PS.FTS.B, 16%, 11/08/24	716	703
1652738.PS.FTS.B, 10.8%, 11/09/24	1,379	1,352
1652447.PS.FTS.B, 12%, 11/09/24	380	375
1656186.PS.FTS.B, 13.41%, 11/10/24	6,021	5,956
1660369.PS.FTS.B, 15.89%, 11/10/24	8,422	8,340
1667217.PS.FTS.B, 9.71%, 11/15/24	2,704	2,653
1655423.PS.FTS.B, 15.39%, 11/15/24	7,103	7,036
1649965.PS.FTS.B, 17.2%, 11/18/24	3,686	3,641
1645250.PS.FTS.B, 13.7%, 11/30/24	1,673	1,646
1678333.PS.FTS.B, 12%, 12/14/24	2,436	2,387
1672694.PS.FTS.B, 13.36%, 12/14/24	1,892	1,857
1672271.PS.FTS.B, 13.59%, 12/14/24	3,602	3,549
1672679.PS.FTS.B, 15.12%, 12/14/24	769	757
1678708.PS.FTS.B, 16.7%, 12/14/24	3,898	3,840
1673333.PS.FTS.B, 13.96%, 12/15/24	3,043	2,989
1672931.PS.FTS.B, 16.9%, 12/15/24	3,314	3,274
1685940.PS.FTS.B, 17%, 12/15/24	778	776
1685934.PS.FTS.B, 18.41%, 12/15/24	1,583	1,560

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	77

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1673894.PS.FTS.B, 11.79%, 12/16/24	$2,611	$2,565
1680064.PS.FTS.B, 15.8%, 12/16/24	1,547	1,525
1680763.PS.FTS.B, 14%, 12/17/24	3,806	3,753
1684060.PS.FTS.B, 24.09%, 12/23/24	6,226	6,284
1688222.PS.FTS.B, 11.5%, 1/12/25	875	866
1700688.PS.FTS.B, 13%, 1/12/25	4,062	3,978
1700679.PS.FTS.B, 13.8%, 1/12/25	6,135	6,008
1688228.PS.FTS.B, 15.5%, 1/12/25	1,784	1,752
1694194.PS.FTS.B, 24.4%, 1/12/25	1,338	1,340
1701405.PS.FTS.B, 14.94%, 1/13/25	4,129	4,058
1695040.PS.FTS.B, 16.7%, 1/13/25	6,286	6,177
1689398.PS.FTS.B, 15.4%, 1/14/25	2,487	2,445
1689236.PS.FTS.B, 17.59%, 1/14/25	2,131	2,114
1695043.PS.FTS.B, 16.7%, 1/15/25	8,394	8,351
1690268.PS.FTS.B, 11.4%, 1/18/25	2,049	2,006
1690376.PS.FTS.B, 14.04%, 1/21/25	4,934	4,844
1704948.PS.FTS.B, 13.05%, 1/23/25	5,292	5,180
1698164.PS.FTS.B, 22.7%, 1/28/25	939	967
1705293.PS.FTS.B, 14.79%, 1/29/25	3,123	3,061
1695748.PS.FTS.B, 24.4%, 1/31/25	970	967
1694638.PS.FTS.B, 21.8%, 2/06/25	2,579	2,556
1707662.PS.FTS.B, 13.9%, 2/14/25	2,629	2,579
1721649.PS.FTS.B, 13.3%, 2/15/25	13,078	12,791
1721043.PS.FTS.B, 13.5%, 2/15/25	4,367	4,271
1708097.PS.FTS.B, 13.7%, 2/15/25	2,843	2,790
1714504.PS.FTS.B, 14.89%, 2/15/25	2,208	2,167
1714807.PS.FTS.B, 15.29%, 2/15/25	1,550	1,521
1720839.PS.FTS.B, 15.29%, 2/15/25	1,396	1,366
1714516.PS.FTS.B, 15.4%, 2/15/25	5,320	5,221
1721055.PS.FTS.B, 16%, 2/15/25	2,695	2,670
1708859.PS.FTS.B, 17%, 2/15/25	5,708	5,671
1708151.PS.FTS.B, 19.5%, 2/15/25	5,494	5,460
1721049.PS.FTS.B, 22%, 2/15/25	4,666	4,637
1716298.PS.FTS.B, 11.4%, 2/16/25	2,464	2,411
1722525.PS.FTS.B, 19.5%, 2/16/25	1,272	1,258
1717210.PS.FTS.B, 11.4%, 2/18/25	2,146	2,101
1717363.PS.FTS.B, 17.8%, 2/18/25	6,180	866
1709564.PS.FTS.B, 15.2%, 2/20/25	1,779	1,741
1718419.PS.FTS.B, 13.9%, 2/22/25	1,971	1,940
1718422.PS.FTS.B, 14.09%, 2/22/25	4,826	4,748
1718395.PS.FTS.B, 22.6%, 2/22/25	7,746	6,726
1720674.PS.FTS.B, 22.6%, 2/24/25	1,228	–
1714735.PS.FTS.B, 13.6%, 2/28/25	4,625	1,166
1722105.PS.FTS.B, 25.11%, 2/28/25	2,056	2,049
1739683.PS.FTS.B, 10.44%, 3/22/25	1,836	1,792
1732931.PS.FTS.B, 10.5%, 3/22/25	6,831	6,668
1733486.PS.FTS.B, 11.7%, 3/22/25	2,719	2,683
1732964.PS.FTS.B, 11.86%, 3/22/25	1,210	1,198
1740130.PS.FTS.B, 12.15%, 3/22/25	6,920	6,792
1732925.PS.FTS.B, 12.54%, 3/22/25	6,944	6,779
1740193.PS.FTS.B, 12.9%, 3/22/25	4,643	4,532
1733219.PS.FTS.B, 13%, 3/22/25	1,858	1,814
1733510.PS.FTS.B, 13%, 3/22/25	2,465	2,063
1739665.PS.FTS.B, 13.5%, 3/22/25	8,304	8,129
1742658.PS.FTS.B, 13.9%, 3/22/25	3,276	3,207
1742880.PS.FTS.B, 13.9%, 3/22/25	686	673
1740127.PS.FTS.B, 14.89%, 3/22/25	2,358	2,309
1742688.PS.FTS.B, 15.29%, 3/22/25	1,892	1,853

Description	Principal Amount	Value

Prosper Funding LLC (continued)
1743240.PS.FTS.B, 15.29%, 3/22/25	$3,312	$3,242
1742661.PS.FTS.B, 16%, 3/22/25	3,121	3,055
1732961.PS.FTS.B, 17.7%, 3/22/25	1,437	1,430
1742667.PS.FTS.B, 20.46%, 3/22/25	984	976
1743195.PS.FTS.B, 21%, 3/22/25	1,086	299
1740142.PS.FTS.B, 21.2%, 3/22/25	7,423	7,427
1740166.PS.FTS.B, 22.5%, 3/22/25	3,751	3,726
1742646.PS.FTS.B, 22.5%, 3/22/25	3,999	3,966
1733501.PS.FTS.B, 24.3%, 3/22/25	7,594	7,597
1739647.PS.FTS.B, 25.11%, 3/22/25	5,149	5,154
1743513.PS.FTS.B, 11.4%, 3/23/25	4,444	4,304
1740487.PS.FTS.B, 11.86%, 3/23/25	4,604	4,496
1734089.PS.FTS.B, 12.54%, 3/23/25	6,396	6,245
1733798.PS.FTS.B, 13.1%, 3/23/25	7,440	7,265
1740478.PS.FTS.B, 13.8%, 3/23/25	10,148	9,965
1740493.PS.FTS.B, 13.9%, 3/23/25	7,204	7,033
1733819.PS.FTS.B, 14.49%, 3/23/25	4,702	4,604
1734275.PS.FTS.B, 15%, 3/23/25	4,720	4,623
1733825.PS.FTS.B, 15.2%, 3/23/25	4,728	4,630
1740964.PS.FTS.B, 15.2%, 3/23/25	2,990	2,936
1733942.PS.FTS.B, 15.86%, 3/23/25	1,447	1,417
1733657.PS.FTS.B, 16%, 3/23/25	4,776	4,677
1734398.PS.FTS.B, 16%, 3/23/25	4,757	4,659
1733828.PS.FTS.B, 17%, 3/23/25	2,877	2,855
1743576.PS.FTS.B, 17.5%, 3/23/25	1,255	–
1743846.PS.FTS.B, 17.8%, 3/23/25	5,788	5,744
1740373.PS.FTS.B, 18.09%, 3/23/25	1,934	1,919
1741180.PS.FTS.B, 18.9%, 3/23/25	5,501	1,462
1734419.PS.FTS.B, 19.3%, 3/23/25	3,054	3,039
1740439.PS.FTS.B, 19.8%, 3/23/25	1,469	1,458
1743657.PS.FTS.B, 20.34%, 3/23/25	1,475	1,464
1744005.PS.FTS.B, 20.4%, 3/23/25	4,919	4,882
1734152.PS.FTS.B, 21.2%, 3/23/25	1,274	1,253
1740553.PS.FTS.B, 21.5%, 3/23/25	1,736	1,723
1740613.PS.FTS.B, 21.5%, 3/23/25	1,505	1,494
1743426.PS.FTS.B, 21.5%, 3/23/25	3,853	3,834
1743627.PS.FTS.B, 22.13%, 3/23/25	3,241	3,168
1733837.PS.FTS.B, 22.6%, 3/23/25	1,016	1,018
1740631.PS.FTS.B, 22.6%, 3/23/25	1,003	1,004
1743969.PS.FTS.B, 22.6%, 3/23/25	1,500	1,502
1744029.PS.FTS.B, 22.6%, 3/23/25	2,000	2,002
1743654.PS.FTS.B, 23.4%, 3/23/25	1,509	1,510
1743645.PS.FTS.B, 24.3%, 3/23/25	1,519	1,520
1734836.PS.FTS.B, 11.7%, 3/24/25	4,598	4,491
1744668.PS.FTS.B, 11.79%, 3/24/25	12	12
1734512.PS.FTS.B, 12.15%, 3/24/25	5,538	5,426
1734848.PS.FTS.B, 13.3%, 3/24/25	9,315	9,097
1741714.PS.FTS.B, 13.36%, 3/24/25	6,850	6,690
1744371.PS.FTS.B, 13.6%, 3/24/25	1,253	1,237
1741633.PS.FTS.B, 15%, 3/24/25	3,776	3,700
1744692.PS.FTS.B, 15.29%, 3/24/25	11,828	11,587
1734542.PS.FTS.B, 15.8%, 3/24/25	3,670	3,605
1734809.PS.FTS.B, 16.8%, 3/24/25	2,872	2,814
1734458.PS.FTS.B, 21%, 3/24/25	988	990
1741252.PS.FTS.B, 24.95%, 3/24/25	5,086	5,095
1741777.PS.FTS.B, 25.3%, 3/24/25	1,020	1,021
1735697.PS.FTS.B, 13.3%, 3/25/25	1,145	1,125
1742152.PS.FTS.B, 13.77%, 3/25/25	2,841	2,785

78	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1745604.PS.FTS.B, 14.09%, 3/25/25	$5,759	$–
1742521.PS.FTS.B, 14.39%, 3/25/25	1,822	1,745
1742158.PS.FTS.B, 16%, 3/25/25	6,228	1,623
1742509.PS.FTS.B, 16%, 3/25/25	13,999	1,924
1745583.PS.FTS.B, 17.8%, 3/25/25	1,043	150
1739659.PS.FTS.B, 22.03%, 3/25/25	1,643	1,626
1735364.PS.FTS.B, 22.6%, 3/25/25	1,059	1,059
1735736.PS.FTS.B, 24.99%, 3/25/25	987	992
1735709.PS.FTS.B, 25.4%, 3/25/25	1,710	1,714
1733924.PS.FTS.B, 11.79%, 3/26/25	2,521	2,453
1744236.PS.FTS.B, 19.8%, 3/27/25	3,383	3,360
1743310.PS.FTS.B, 15.1%, 3/28/25	5,716	5,706
1745970.PS.FTS.B, 18.5%, 3/28/25	934	927
1742851.PS.FTS.B, 19.5%, 3/28/25	1,991	2,014
1743232.PS.FTS.B, 19.5%, 3/28/25	5,173	5,231
1737404.PS.FTS.B, 11.5%, 3/29/25	1,950	1,889
1737719.PS.FTS.B, 16.2%, 3/29/25	1,010	987
1744693.PS.FTS.B, 19.91%, 3/29/25	5,645	5,536
1734161.PS.FTS.B, 19.5%, 3/30/25	622	617
1738949.PS.FTS.B, 24.4%, 3/30/25	3,747	3,688
1740886.PS.FTS.B, 16%, 3/31/25	5,404	3,191
1740157.PS.FTS.B, 17.8%, 3/31/25	5,133	5,078
1740421.PS.FTS.B, 10.5%, 4/01/25	2,916	2,841
1742691.PS.FTS.B, 25.4%, 4/03/25	2,500	2,498
1732979.PS.FTS.B, 12%, 4/05/25	6,181	6,020
1752543.PS.FTS.B, 18.09%, 4/05/25	7,748	7,602
1749466.PS.FTS.B, 24.4%, 4/05/25	2,673	2,641
1750219.PS.FTS.B, 11.86%, 4/06/25	5,862	5,690
1753443.PS.FTS.B, 12.5%, 4/06/25	3,899	3,798
1748103.PS.FTS.B, 15.84%, 4/06/25	6,096	5,903
1750210.PS.FTS.B, 15.86%, 4/06/25	649	636
1750243.PS.FTS.B, 15.86%, 4/06/25	5,033	4,887
1753404.PS.FTS.B, 18.2%, 4/06/25	8,061	317
1742473.PS.FTS.B, 22.6%, 4/06/25	2,743	46
1742670.PS.FTS.B, 22.6%, 4/06/25	3,718	2,338
1750216.PS.FTS.B, 24.86%, 4/06/25	1,057	1,048
1753449.PS.FTS.B, 25.11%, 4/06/25	4,513	4,461
1744583.PS.FTS.B, 12.02%, 4/07/25	978	950
1744388.PS.FTS.B, 13%, 4/07/25	7,638	7,415
1744562.PS.FTS.B, 13.36%, 4/07/25	2,718	2,638
1754340.PS.FTS.B, 13.5%, 4/07/25	4,946	4,804
1750510.PS.FTS.B, 15.12%, 4/07/25	449	443
1753821.PS.FTS.B, 16.29%, 4/07/25	2,396	323
1753815.PS.FTS.B, 18.9%, 4/07/25	4,652	4,568
1751035.PS.FTS.B, 19.41%, 4/07/25	11,361	11,154
1754517.PS.FTS.B, 13.3%, 4/08/25	9,235	8,969
1751986.PS.FTS.B, 13.4%, 4/08/25	2,224	2,161
1745267.PS.FTS.B, 13.6%, 4/08/25	10,147	9,816
1744877.PS.FTS.B, 14.6%, 4/08/25	1,289	1,260
1752052.PS.FTS.B, 16.4%, 4/08/25	12,633	12,274
1751287.PS.FTS.B, 17%, 4/08/25	1,456	132
1744745.PS.FTS.B, 17.8%, 4/08/25	3,573	3,516
1754331.PS.FTS.B, 15%, 4/10/25	281	278
1743668.PS.FTS.B, 23.4%, 4/10/25	2,406	2,379
1752310.PS.FTS.B, 16.2%, 4/11/25	4,541	4,469
1745684.PS.FTS.B, 21.8%, 4/11/25	4,201	4,133
1745741.PS.FTS.B, 22.6%, 4/11/25	7,921	7,855
1755867.PS.FTS.B, 24.4%, 4/11/25	2,406	2,386

Description	Principal Amount	Value

Prosper Funding LLC (continued)
1757481.PS.FTS.B, 12.1%, 4/12/25	$4,894	$4,758
1750204.PS.FTS.B, 15.29%, 4/12/25	6,537	6,347
1754131.PS.FTS.B, 18.26%, 4/12/25	7,683	7,475
1755058.PS.FTS.B, 15.29%, 4/13/25	1,392	347
1751041.PS.FTS.B, 13.3%, 4/15/25	6,305	5,289
1753977.PS.FTS.B, 15.29%, 4/15/25	4,167	–
1753974.PS.FTS.B, 16.5%, 4/15/25	1,018	1,000
1750502.PS.FTS.B, 24.3%, 4/15/25	2,619	2,669
1734008.PS.FTS.B, 13.36%, 4/16/25	1,020	994
1760856.PS.FTS.B, 22.03%, 4/18/25	1,841	1,818
1762404.PS.FTS.B, 16.1%, 4/19/25	5,042	4,919
1756317.PS.FTS.B, 17%, 4/20/25	2,561	2,522
1754352.PS.FTS.B, 11.4%, 4/21/25	4,203	239
1751911.PS.FTS.B, 17.8%, 4/21/25	1,324	–
1741156.PS.FTS.B, 16.3%, 4/22/25	3,352	3,319
1760931.PS.FTS.B, 13.3%, 4/25/25	2,482	2,421
1752298.PS.FTS.B, 15.8%, 4/25/25	7,071	1,685
1743577.PS.FTS.B, 18.8%, 4/28/25	4,562	2,626
1756672.PS.FTS.B, 14.6%, 5/08/25	4,793	4,657
1612918.PS.FTS.B, 20.9%, 6/30/25	8,088	3,965
1627091.PS.FTS.B, 16%, 8/27/25	6,492	6,263
1749472.PS.FTS.B, 19.8%, 1/05/26	4,577	596
1752361.PS.FTS.B, 25.4%, 1/11/26	4,532	611
1744674.PS.FTS.B, 21.8%, 2/23/26	5,096	1,296
1735376.PS.FTS.B, 19.5%, 2/25/26	11,983	3,034
1605548.PS.FTS.B, 12.3%, 8/16/26	7,910	7,704
1615743.PS.FTS.B, 12.3%, 8/16/26	8,823	8,593
1605551.PS.FTS.B, 18.3%, 8/16/26	8,158	8,194
1606481.PS.FTS.B, 15%, 8/17/26	6,869	6,714
1606805.PS.FTS.B, 15.5%, 8/17/26	9,410	9,198
1605848.PS.FTS.B, 19.6%, 8/17/26	6,250	6,245
1610149.PS.FTS.B, 14.2%, 8/18/26	6,197	6,038
1618068.PS.FTS.B, 17%, 8/19/26	13,482	450
1608413.PS.FTS.B, 17.24%, 8/20/26	4,462	4,365
1618512.PS.FTS.B, 18.5%, 8/20/26	5,802	5,675
1615561.PS.FTS.B, 15%, 8/27/26	2,145	2,107
1615977.PS.FTS.B, 12.7%, 8/31/26	15,376	14,956
1633734.PS.FTS.B, 16.63%, 9/20/26	2,427	2,374
1627891.PS.FTS.B, 15.1%, 9/21/26	9,473	9,276
1627885.PS.FTS.B, 15.29%, 9/21/26	12,189	11,938
1628383.PS.FTS.B, 12.87%, 9/22/26	4,916	4,798
1635534.PS.FTS.B, 16.5%, 9/23/26	9,726	9,531
1637625.PS.FTS.B, 11.6%, 9/28/26	17,111	16,886
1630147.PS.FTS.B, 14.38%, 9/30/26	16,480	16,034
1615740.PS.FTS.B, 16.63%, 10/02/26	10,179	9,909
1644863.PS.FTS.B, 9.99%, 10/26/26	5,014	4,890
1655727.PS.FTS.B, 10.9%, 10/27/26	9,720	9,481
1655355.PS.FTS.B, 12%, 10/27/26	22,900	22,335
1648957.PS.FTS.B, 14.29%, 10/27/26	6,672	6,538
1645616.PS.FTS.B, 16.63%, 10/27/26	6,664	6,526
1645247.PS.FTS.B, 17.1%, 10/27/26	8,753	8,777
1655334.PS.FTS.B, 25.67%, 10/27/26	4,368	4,508
1656210.PS.FTS.B, 9.45%, 10/28/26	22,387	22,029
1656198.PS.FTS.B, 10.71%, 10/28/26	4,811	618
1646063.PS.FTS.B, 12.62%, 10/28/26	6,578	6,489
1649497.PS.FTS.B, 12.8%, 10/28/26	17,262	17,031
1656189.PS.FTS.B, 13.7%, 10/28/26	7,967	7,904
1656201.PS.FTS.B, 14.68%, 10/28/26	2,343	2,315

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	79

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1647056.PS.FTS.B, 13.7%, 10/29/26	$3,652	$3,528
1647176.PS.FTS.B, 14.79%, 10/29/26	6,851	3,657
1647023.PS.FTS.B, 16.33%, 10/29/26	16,964	16,385
1647155.PS.FTS.B, 18.48%, 10/29/26	16,893	16,719
1657068.PS.FTS.B, 21.9%, 10/29/26	10,767	10,916
1657104.PS.FTS.B, 10.4%, 10/30/26	16,133	15,597
1650974.PS.FTS.B, 11.1%, 11/05/26	9,733	9,436
1660968.PS.FTS.B, 11.89%, 11/05/26	7,187	6,967
1648693.PS.FTS.B, 12.7%, 11/05/26	10,919	10,620
1650971.PS.FTS.B, 12.87%, 11/05/26	16,801	16,286
1651400.PS.FTS.B, 13.13%, 11/05/26	10,566	10,258
1650992.PS.FTS.B, 14.53%, 11/05/26	2,005	1,943
1651085.PS.FTS.B, 25.6%, 11/05/26	3,270	3,337
1651808.PS.FTS.B, 11.2%, 11/08/26	3,246	3,149
1664808.PS.FTS.B, 11.6%, 11/08/26	7,820	7,586
1665174.PS.FTS.B, 12.5%, 11/08/26	26,272	25,484
1658098.PS.FTS.B, 12.62%, 11/08/26	13,228	12,815
1658134.PS.FTS.B, 13.6%, 11/08/26	3,215	3,123
1651829.PS.FTS.B, 16.33%, 11/08/26	1,250	1,214
1653347.PS.FTS.B, 10.8%, 11/09/26	6,471	6,279
1666392.PS.FTS.B, 11.2%, 11/09/26	3,897	3,781
1653461.PS.FTS.B, 21%, 11/09/26	4,556	1,162
1651412.PS.FTS.B, 13.6%, 11/11/26	16,638	16,117
1654997.PS.FTS.B, 16%, 11/12/26	6,692	6,671
1664544.PS.FTS.B, 14.74%, 11/15/26	1,970	–
1651397.PS.FTS.B, 18.33%, 11/15/26	17,336	17,161
1652735.PS.FTS.B, 10.8%, 11/16/26	4,534	4,394
1657470.PS.FTS.B, 16.33%, 11/22/26	12,504	12,081
1654297.PS.FTS.B, 13.3%, 11/28/26	9,568	9,389
1658107.PS.FTS.B, 14.2%, 11/30/26	14,342	3,228
1658113.PS.FTS.B, 11.99%, 12/01/26	3,281	3,187
1654979.PS.FTS.B, 11.1%, 12/05/26	4,567	4,429
1685232.PS.FTS.B, 11.07%, 12/14/26	17,002	16,475
1678714.PS.FTS.B, 25.2%, 12/14/26	11,896	245
1685577.PS.FTS.B, 28.23%, 12/14/26	11,305	11,558
1685967.PS.FTS.B, 11.5%, 12/15/26	9,336	9,060
1685937.PS.FTS.B, 15.5%, 12/15/26	2,067	2,009
1679512.PS.FTS.B, 15.7%, 12/15/26	13,800	13,415
1685961.PS.FTS.B, 18.48%, 12/15/26	10,573	10,525
1686345.PS.FTS.B, 23%, 12/15/26	7,347	7,494
1679056.PS.FTS.B, 26.13%, 12/15/26	1,466	1,458
1673528.PS.FTS.B, 19%, 12/16/26	17,690	17,618
1674203.PS.FTS.B, 10.8%, 12/17/26	5,000	4,893
1674698.PS.FTS.B, 11.89%, 12/17/26	3,666	198
1680745.PS.FTS.B, 13.3%, 12/17/26	7,995	7,779
1687770.PS.FTS.B, 14.29%, 12/17/26	10,235	9,958
1687689.PS.FTS.B, 16%, 12/17/26	11,066	11,033
1674248.PS.FTS.B, 16.5%, 12/17/26	13,937	13,527
1654303.PS.FTS.B, 21.18%, 12/18/26	7,437	7,315
1688382.PS.FTS.B, 10.29%, 12/20/26	9,902	9,620
1674359.PS.FTS.B, 22.2%, 12/20/26	2,832	136
1691244.PS.FTS.B, 14.7%, 12/24/26	9,115	8,870
1685184.PS.FTS.B, 12.4%, 12/25/26	10,128	9,813
1685976.PS.FTS.B, 11.89%, 12/29/26	5,798	2,933
1685808.PS.FTS.B, 18.33%, 12/29/26	18,257	15,538
1676078.PS.FTS.B, 10.7%, 12/30/26	7,481	7,251
1681009.PS.FTS.B, 13.5%, 1/04/27	5,245	5,086
1679959.PS.FTS.B, 12.32%, 1/09/27	3,835	3,712

Description	Principal Amount	Value

Prosper Funding LLC (continued)
1693768.PS.FTS.B, 11.88%, 1/12/27	$11,029	$1,367
1687871.PS.FTS.B, 12.7%, 1/12/27	18,593	18,007
1693777.PS.FTS.B, 13.41%, 1/12/27	2,777	2,687
1688213.PS.FTS.B, 15.03%, 1/12/27	5,608	5,436
1693816.PS.FTS.B, 15.7%, 1/12/27	5,637	5,463
1688252.PS.FTS.B, 16.33%, 1/12/27	2,265	2,195
1701030.PS.FTS.B, 18.25%, 1/12/27	17,946	17,788
1687862.PS.FTS.B, 21.09%, 1/12/27	5,159	5,234
1694182.PS.FTS.B, 21.18%, 1/12/27	2,564	2,540
1688234.PS.FTS.B, 25.6%, 1/12/27	3,016	3,071
1701831.PS.FTS.B, 12.3%, 1/13/27	6,865	6,650
1701273.PS.FTS.B, 14.68%, 1/13/27	13,984	13,545
1688576.PS.FTS.B, 18.48%, 1/13/27	7,909	7,843
1701837.PS.FTS.B, 18.48%, 1/13/27	7,190	7,130
1689002.PS.FTS.B, 19.23%, 1/13/27	4,337	4,300
1701810.PS.FTS.B, 21.18%, 1/13/27	8,059	7,987
1689590.PS.FTS.B, 11.4%, 1/14/27	4,090	3,963
1695235.PS.FTS.B, 12.24%, 1/14/27	8,234	7,989
1689731.PS.FTS.B, 14%, 1/14/27	5,565	–
1702224.PS.FTS.B, 14.68%, 1/14/27	10,413	10,088
1695712.PS.FTS.B, 27.4%, 1/14/27	1,906	1,942
1701330.PS.FTS.B, 16.1%, 1/15/27	7,075	6,992
1703238.PS.FTS.B, 22.9%, 1/18/27	2,594	2,653
1698271.PS.FTS.B, 11.5%, 1/19/27	8,185	7,941
1698235.PS.FTS.B, 11.79%, 1/19/27	15,312	5,436
1692950.PS.FTS.B, 9.81%, 1/20/27	11,438	11,100
1692617.PS.FTS.B, 12.2%, 1/20/27	8,231	7,986
1700625.PS.FTS.B, 18.7%, 1/26/27	10,904	10,770
1689014.PS.FTS.B, 24.03%, 1/26/27	11,411	11,589
1701660.PS.FTS.B, 11.2%, 1/27/27	7,004	6,777
1700619.PS.FTS.B, 10.53%, 2/05/27	16,996	16,443
1707623.PS.FTS.B, 12.9%, 2/14/27	24,659	23,865
1714342.PS.FTS.B, 13.4%, 2/14/27	4,243	4,106
1714327.PS.FTS.B, 17.37%, 2/14/27	17,687	17,494
1707812.PS.FTS.B, 11.2%, 2/15/27	3,130	3,030
1714540.PS.FTS.B, 11.2%, 2/15/27	12,521	12,122
1720842.PS.FTS.B, 11.6%, 2/15/27	2,972	2,911
1707839.PS.FTS.B, 11.79%, 2/15/27	13,974	13,529
1708667.PS.FTS.B, 12.3%, 2/15/27	24,549	23,765
1708139.PS.FTS.B, 15.2%, 2/15/27	17,781	17,217
1708757.PS.FTS.B, 15.29%, 2/15/27	19,357	18,744
1709063.PS.FTS.B, 16.7%, 2/15/27	8,182	7,922
1714507.PS.FTS.B, 18.9%, 2/15/27	8,537	1,188
1714495.PS.FTS.B, 19%, 2/15/27	18,388	18,195
1716184.PS.FTS.B, 12.7%, 2/16/27	9,320	–
1708634.PS.FTS.B, 15%, 2/21/27	12,560	12,137
1709645.PS.FTS.B, 9.27%, 2/28/27	24,625	23,795
1710641.PS.FTS.B, 13.2%, 2/28/27	14,743	14,234
1722529.PS.FTS.B, 19%, 3/12/27	18,990	18,780
1733471.PS.FTS.B, 10.44%, 3/22/27	15,977	12,906
1732976.PS.FTS.B, 10.53%, 3/22/27	10,489	10,163
1740175.PS.FTS.B, 10.7%, 3/22/27	4,257	4,120
1732943.PS.FTS.B, 11.5%, 3/22/27	4,720	4,575
1740124.PS.FTS.B, 11.61%, 3/22/27	12,850	12,437
1733513.PS.FTS.B, 11.7%, 3/22/27	8,400	8,139
1732970.PS.FTS.B, 11.79%, 3/22/27	7,148	6,918
1732922.PS.FTS.B, 12.9%, 3/22/27	23,780	23,015
1733459.PS.FTS.B, 13.7%, 3/22/27	18,153	17,554

80	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1742640.PS.FTS.B, 14.39%, 3/22/27	$15,294	$14,788
1742679.PS.FTS.B, 15.2%, 3/22/27	3,662	3,541
1732916.PS.FTS.B, 16.18%, 3/22/27	23,391	3,151
1742682.PS.FTS.B, 16.33%, 3/22/27	9,225	8,919
1742649.PS.FTS.B, 16.8%, 3/22/27	14,809	14,317
1740148.PS.FTS.B, 18.33%, 3/22/27	11,221	11,063
1739653.PS.FTS.B, 18.48%, 3/22/27	14,975	14,765
1733495.PS.FTS.B, 21.69%, 3/22/27	11,464	11,597
1733480.PS.FTS.B, 24.03%, 3/22/27	11,432	11,611
1734128.PS.FTS.B, 10.08%, 3/23/27	7,201	6,977
1743894.PS.FTS.B, 10.29%, 3/23/27	28,275	27,373
1743546.PS.FTS.B, 10.5%, 3/23/27	10,620	10,281
1744077.PS.FTS.B, 10.8%, 3/23/27	7,397	1,590
1744092.PS.FTS.B, 10.8%, 3/23/27	6,032	5,839
1740970.PS.FTS.B, 11.2%, 3/23/27	7,117	6,890
1734281.PS.FTS.B, 11.4%, 3/23/27	7,484	7,245
1740508.PS.FTS.B, 11.6%, 3/23/27	5,608	5,434
1740943.PS.FTS.B, 11.6%, 3/23/27	10,707	10,365
1740955.PS.FTS.B, 11.79%, 3/23/27	17,870	17,300
1733702.PS.FTS.B, 11.89%, 3/23/27	3,495	3,387
1733807.PS.FTS.B, 12.32%, 3/23/27	8,611	8,336
1734272.PS.FTS.B, 13.08%, 3/23/27	11,305	10,961
1743558.PS.FTS.B, 13.32%, 3/23/27	8,889	8,506
1743561.PS.FTS.B, 13.4%, 3/23/27	14,463	13,906
1740880.PS.FTS.B, 13.5%, 3/23/27	8,023	7,678
1734077.PS.FTS.B, 14%, 3/23/27	5,665	5,480
1740496.PS.FTS.B, 14.19%, 3/23/27	7,009	6,817
1733816.PS.FTS.B, 15.1%, 3/23/27	14,588	14,141
1734278.PS.FTS.B, 15.2%, 3/23/27	7,324	7,084
1740958.PS.FTS.B, 15.8%, 3/23/27	18,386	17,783
1734263.PS.FTS.B, 16.33%, 3/23/27	14,753	14,269
1744071.PS.FTS.B, 16.33%, 3/23/27	10,260	9,923
1743348.PS.FTS.B, 16.43%, 3/23/27	16,840	16,618
1740997.PS.FTS.B, 16.8%, 3/23/27	14,809	14,322
1744065.PS.FTS.B, 16.8%, 3/23/27	14,809	14,322
1734284.PS.FTS.B, 16.9%, 3/23/27	1,482	1,462
1733993.PS.FTS.B, 17.2%, 3/23/27	8,892	8,810
1743540.PS.FTS.B, 17.29%, 3/23/27	12,597	12,480
1733831.PS.FTS.B, 18.59%, 3/23/27	12,245	–
1743573.PS.FTS.B, 18.78%, 3/23/27	7,127	7,030
1741006.PS.FTS.B, 19%, 3/23/27	5,259	5,188
1741000.PS.FTS.B, 25.67%, 3/23/27	11,628	11,819
1740316.PS.FTS.B, 28.23%, 3/23/27	7,940	8,026
1741357.PS.FTS.B, 10.5%, 3/24/27	4,956	4,799
1734563.PS.FTS.B, 11.2%, 3/24/27	11,031	10,682
1734560.PS.FTS.B, 13.5%, 3/24/27	18,087	17,502
1744257.PS.FTS.B, 14%, 3/24/27	3,152	3,056
1744611.PS.FTS.B, 14.38%, 3/24/27	7,465	7,331
1744812.PS.FTS.B, 14.7%, 3/24/27	14,174	13,742
1744299.PS.FTS.B, 15%, 3/24/27	6,582	6,369
1744656.PS.FTS.B, 15%, 3/24/27	9,142	8,846
1741336.PS.FTS.B, 25.9%, 3/24/27	5,603	5,645
1742146.PS.FTS.B, 10.7%, 3/25/27	6,382	6,181
1745565.PS.FTS.B, 12.42%, 3/25/27	10,771	10,428
1735826.PS.FTS.B, 13.19%, 3/25/27	17,331	16,645
1735664.PS.FTS.B, 14%, 3/25/27	18,157	17,576
1743180.PS.FTS.B, 11.2%, 3/27/27	10,928	10,577
1743544.PS.FTS.B, 16.4%, 3/28/27	26,349	25,900

Description	Principal Amount	Value

Prosper Funding LLC (continued)
1744585.PS.FTS.B, 17.29%, 3/29/27	$4,617	$4,492
1736876.PS.FTS.B, 19.3%, 3/29/27	7,667	7,439
1737779.PS.FTS.B, 21%, 3/29/27	6,972	6,919
1747200.PS.FTS.B, 27.4%, 3/29/27	9,636	9,549
1740187.PS.FTS.B, 15.1%, 4/01/27	3,748	3,616
1735847.PS.FTS.B, 21.18%, 4/01/27	7,799	7,670
1749478.PS.FTS.B, 11.5%, 4/05/27	6,071	5,868
1749460.PS.FTS.B, 11.7%, 4/05/27	5,104	4,916
1752540.PS.FTS.B, 11.7%, 4/05/27	14,582	14,047
1742810.PS.FTS.B, 16.7%, 4/05/27	3,015	2,892
1741168.PS.FTS.B, 18.93%, 4/05/27	17,242	623
1743101.PS.FTS.B, 10.5%, 4/06/27	2,892	2,787
1743137.PS.FTS.B, 10.5%, 4/06/27	14,459	13,932
1743134.PS.FTS.B, 13.3%, 4/06/27	12,584	4,579
1753416.PS.FTS.B, 13.6%, 4/06/27	9,222	8,867
1743128.PS.FTS.B, 14.68%, 4/06/27	21,038	–
1743143.PS.FTS.B, 14.68%, 4/06/27	4,550	2,291
1752909.PS.FTS.B, 14.68%, 4/06/27	7,259	7,000
1743125.PS.FTS.B, 14.7%, 4/06/27	14,882	14,282
1752906.PS.FTS.B, 16.33%, 4/06/27	10,529	10,102
1750213.PS.FTS.B, 25.6%, 4/06/27	1,610	1,606
1750876.PS.FTS.B, 10.29%, 4/07/27	25,266	24,351
1744037.PS.FTS.B, 10.5%, 4/07/27	10,845	10,452
1744580.PS.FTS.B, 11.2%, 4/07/27	6,539	6,302
1750624.PS.FTS.B, 11.2%, 4/07/27	7,048	6,793
1744538.PS.FTS.B, 11.7%, 4/07/27	15,398	14,839
1753818.PS.FTS.B, 11.7%, 4/07/27	10,936	10,540
1744568.PS.FTS.B, 12%, 4/07/27	8,767	8,450
1744571.PS.FTS.B, 12%, 4/07/27	7,306	7,041
1750606.PS.FTS.B, 12%, 4/07/27	6,594	6,332
1744541.PS.FTS.B, 12.2%, 4/07/27	25,607	24,677
1753842.PS.FTS.B, 12.2%, 4/07/27	7,316	7,051
1754325.PS.FTS.B, 12.2%, 4/07/27	25,607	24,678
1754328.PS.FTS.B, 13.1%, 4/07/27	7,173	6,920
1744715.PS.FTS.B, 13.3%, 4/07/27	23,220	22,295
1744277.PS.FTS.B, 14.39%, 4/07/27	7,426	7,129
1744553.PS.FTS.B, 14.53%, 4/07/27	7,402	7,139
1753656.PS.FTS.B, 14.6%, 4/07/27	18,590	17,847
1751044.PS.FTS.B, 14.7%, 4/07/27	18,602	17,858
1744559.PS.FTS.B, 14.89%, 4/07/27	7,450	7,152
1750597.PS.FTS.B, 16.33%, 4/07/27	4,374	4,275
1744574.PS.FTS.B, 19%, 4/07/27	2,312	2,255
1751047.PS.FTS.B, 19.3%, 4/07/27	19,030	18,626
1750600.PS.FTS.B, 23%, 4/07/27	11,228	11,232
1755057.PS.FTS.B, 11.2%, 4/08/27	25,429	24,513
1745642.PS.FTS.B, 12%, 4/08/27	7,306	7,043
1755147.PS.FTS.B, 12.6%, 4/08/27	10,957	10,571
1751995.PS.FTS.B, 15.62%, 4/08/27	11,088	10,668
1755237.PS.FTS.B, 16.02%, 4/08/27	8,631	8,423
1744907.PS.FTS.B, 17.59%, 4/08/27	1,893	1,855
1744880.PS.FTS.B, 19%, 4/08/27	11,471	11,189
1754712.PS.FTS.B, 19.38%, 4/08/27	19,163	18,690
1753413.PS.FTS.B, 18.48%, 4/10/27	7,086	70
1755429.PS.FTS.B, 10.5%, 4/11/27	7,230	6,974
1755984.PS.FTS.B, 11.2%, 4/11/27	5,086	4,906
1755501.PS.FTS.B, 11.89%, 4/11/27	6,936	6,690
1755927.PS.FTS.B, 11.89%, 4/11/27	6,571	6,338
1752289.PS.FTS.B, 16.5%, 4/11/27	15,057	14,473

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	81

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Prosper Funding LLC (continued)
1746119.PS.FTS.B, 18.13%, 4/11/27	$7,987	$7,676
1754125.PS.FTS.B, 10.62%, 4/12/27	3,634	3,506
1747364.PS.FTS.B, 11.16%, 4/12/27	10,000	124
1757454.PS.FTS.B, 11.89%, 4/12/27	7,222	–
1750198.PS.FTS.B, 11.99%, 4/12/27	11,804	11,387
1752915.PS.FTS.B, 12.5%, 4/12/27	18,374	17,703
1757922.PS.FTS.B, 14.67%, 4/13/27	7,439	7,157
1743234.PS.FTS.B, 17.23%, 4/14/27	6,347	6,136
1749839.PS.FTS.B, 25.6%, 4/14/27	11,917	11,931
1733504.PS.FTS.B, 11.6%, 4/15/27	9,553	9,236
1750612.PS.FTS.B, 11.79%, 4/15/27	10,218	9,847
1749974.PS.FTS.B, 23.31%, 4/15/27	5,139	5,156
1733450.PS.FTS.B, 18.13%, 4/16/27	19,418	18,698
1734857.PS.FTS.B, 10.5%, 4/17/27	2,124	2,057
1750927.PS.FTS.B, 11.4%, 4/17/27	9,498	9,153
1750621.PS.FTS.B, 17.37%, 4/17/27	7,620	7,433
1744034.PS.FTS.B, 19%, 4/17/27	8,810	8,614
1749754.PS.FTS.B, 25.9%, 4/17/27	8,208	8,097
1742819.PS.FTS.B, 11.7%, 4/19/27	9,180	8,843
1762974.PS.FTS.B, 11.2%, 4/20/27	5,103	4,933
1754278.PS.FTS.B, 24.42%, 4/20/27	10,484	10,466
1739641.PS.FTS.B, 14.7%, 4/21/27	11,300	10,906
1747212.PS.FTS.B, 13.48%, 4/22/27	18,673	17,957
1744227.PS.FTS.B, 16%, 4/22/27	13,756	13,534
1744730.PS.FTS.B, 16.02%, 4/24/27	6,818	6,654
1752903.PS.FTS.B, 21.18%, 4/30/27	18,873	18,246
1743944.PS.FTS.B, 24.2%, 4/30/27	3,278	3,238
1760306.PS.FTS.B, 22.5%, 5/06/27	6,270	6,224
1750849.PS.FTS.B, 16.64%, 5/15/27	2,745	2,688
1739848.PS.FTS.B, 21.9%, 9/22/27	5,989	3,201
1685217.PS.FTS.B, 10.5%, 10/03/27	17,272	6,336
1660965.PS.FTS.B, 14.29%, 10/05/27	12,280	11,895
1734827.PS.FTS.B, 13.23%, 2/24/28	13,142	–
1742816.PS.FTS.B, 14.2%, 3/05/28	8,824	4,651
1758402.PS.FTS.B, 13.2%, 3/08/28	21,492	2,792
1755876.PS.FTS.B, 19.3%, 3/15/28	13,915	13,179
1756383.PS.FTS.B, 19.3%, 3/26/28	24,386	822

		3,562,201

Upgrade, Inc.
24931814.UG.FTS.B, 29.69%, 12/17/24	9,164	9,722

Upgrade, Inc. - Card
991876422.UG.FTS.B, 28.48%, 2/04/24	1	–
991866170.UG.FTS.B, 28.48%, 2/24/24	65	66
992101724.UG.FTS.B, 28.48%, 2/24/24	25	25
991956731.UG.FTS.B, 29.48%, 2/24/24	166	–
991848028.UG.FTS.B, 29.49%, 2/24/24	14	14
991976510.UG.FTS.B, 29.49%, 2/24/24	7	8
992077761.UG.FTS.B, 29.49%, 2/24/24	9	9
991999276.UG.FTS.B, 18.71%, 2/25/24	45	3
992031845.UG.FTS.B, 21.48%, 2/25/24	219	4
991905614.UG.FTS.B, 29.49%, 2/25/24	11	11
991954495.UG.FTS.B, 29.49%, 2/25/24	70	71
991959713.UG.FTS.B, 29.49%, 2/25/24	119	–
991981134.UG.FTS.B, 29.49%, 2/25/24	17	17
992033544.UG.FTS.B, 29.49%, 2/25/24	12	12
992075988.UG.FTS.B, 29.49%, 2/25/24	31	32
991898242.UG.FTS.B, 18.47%, 2/26/24	56	56

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
991875647.UG.FTS.B, 28.48%, 2/26/24	$22	$22
991905180.UG.FTS.B, 28.48%, 2/26/24	124	125
991945566.UG.FTS.B, 29.49%, 2/26/24	44	45
992103144.UG.FTS.B, 29.49%, 2/26/24	31	32
991884866.UG.FTS.B, 28.48%, 2/28/24	6	6
991929191.UG.FTS.B, 16.49%, 3/03/24	18	18
991974320.UG.FTS.B, 15.47%, 3/04/24	18	18
992120686.UG.FTS.B, 17.47%, 3/04/24	27	27
992174667.UG.FTS.B, 29.49%, 3/08/24	4	4
992130218.UG.FTS.B, 14%, 3/09/24	19	19
991988243.UG.FTS.B, 19.99%, 3/09/24	11	11
991971995.UG.FTS.B, 28.48%, 3/09/24	3	3
992025146.UG.FTS.B, 28.48%, 3/09/24	41	41
992023316.UG.FTS.B, 29.48%, 3/09/24	113	114
991959995.UG.FTS.B, 29.49%, 3/09/24	95	14
991989211.UG.FTS.B, 29.49%, 3/09/24	6	6
992001036.UG.FTS.B, 29.49%, 3/09/24	47	48
992046656.UG.FTS.B, 29.49%, 3/09/24	8	8
992050277.UG.FTS.B, 29.49%, 3/09/24	19	19
992069159.UG.FTS.B, 29.49%, 3/09/24	9	9
992162012.UG.FTS.B, 29.49%, 3/09/24	19	19
992201836.UG.FTS.B, 29.49%, 3/09/24	34	34
992227421.UG.FTS.B, 29.49%, 3/09/24	137	137
992227559.UG.FTS.B, 29.49%, 3/09/24	87	87
992054320.UG.FTS.B, 17.49%, 3/10/24	27	27
991997335.UG.FTS.B, 28.48%, 3/10/24	29	29
991973313.UG.FTS.B, 29.48%, 3/10/24	57	57
991992482.UG.FTS.B, 29.48%, 3/10/24	55	55
992222620.UG.FTS.B, 29.48%, 3/10/24	10	11
992223848.UG.FTS.B, 29.48%, 3/10/24	33	33
991972731.UG.FTS.B, 29.49%, 3/10/24	44	44
991998219.UG.FTS.B, 29.49%, 3/10/24	30	30
992161920.UG.FTS.B, 29.49%, 3/10/24	29	29
992224418.UG.FTS.B, 29.49%, 3/10/24	26	26
992227731.UG.FTS.B, 29.49%, 3/10/24	73	73
992119104.UG.FTS.B, 19.99%, 3/11/24	154	–
992186911.UG.FTS.B, 19.99%, 3/11/24	53	52
992208649.UG.FTS.B, 19.99%, 3/11/24	55	55
991980660.UG.FTS.B, 26.44%, 3/11/24	2	2
991969535.UG.FTS.B, 27.99%, 3/11/24	7	7
992025302.UG.FTS.B, 28.48%, 3/11/24	49	49
992057368.UG.FTS.B, 28.48%, 3/11/24	217	217
992074328.UG.FTS.B, 28.48%, 3/11/24	109	109
992122493.UG.FTS.B, 28.48%, 3/11/24	71	71
992156171.UG.FTS.B, 28.48%, 3/11/24	2	2
992184956.UG.FTS.B, 28.48%, 3/11/24	579	267
992201771.UG.FTS.B, 28.48%, 3/11/24	25	25
991976338.UG.FTS.B, 29.47%, 3/11/24	85	85
992092631.UG.FTS.B, 29.47%, 3/11/24	80	80
991989904.UG.FTS.B, 29.48%, 3/11/24	108	109
992003825.UG.FTS.B, 29.48%, 3/11/24	32	32
992078333.UG.FTS.B, 29.48%, 3/11/24	34	34
992090036.UG.FTS.B, 29.48%, 3/11/24	20	20
992126882.UG.FTS.B, 29.48%, 3/11/24	70	–
992190424.UG.FTS.B, 29.48%, 3/11/24	26	26
991963105.UG.FTS.B, 29.49%, 3/11/24	72	72
991966512.UG.FTS.B, 29.49%, 3/11/24	49	49
991967978.UG.FTS.B, 29.49%, 3/11/24	–	–

82	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
991970831.UG.FTS.B, 29.49%, 3/11/24	$21	$21
991971759.UG.FTS.B, 29.49%, 3/11/24	9	9
991973597.UG.FTS.B, 29.49%, 3/11/24	41	41
991981361.UG.FTS.B, 29.49%, 3/11/24	24	24
991981798.UG.FTS.B, 29.49%, 3/11/24	86	42
991981843.UG.FTS.B, 29.49%, 3/11/24	38	38
991988472.UG.FTS.B, 29.49%, 3/11/24	24	1
991992026.UG.FTS.B, 29.49%, 3/11/24	2	2
992000404.UG.FTS.B, 29.49%, 3/11/24	20	10
992001112.UG.FTS.B, 29.49%, 3/11/24	7	7
992004460.UG.FTS.B, 29.49%, 3/11/24	17	17
992006161.UG.FTS.B, 29.49%, 3/11/24	25	25
992013145.UG.FTS.B, 29.49%, 3/11/24	32	32
992017553.UG.FTS.B, 29.49%, 3/11/24	62	62
992024260.UG.FTS.B, 29.49%, 3/11/24	62	63
992026353.UG.FTS.B, 29.49%, 3/11/24	–	–
992030279.UG.FTS.B, 29.49%, 3/11/24	6	6
992033526.UG.FTS.B, 29.49%, 3/11/24	18	18
992036879.UG.FTS.B, 29.49%, 3/11/24	10	10
992038753.UG.FTS.B, 29.49%, 3/11/24	42	42
992043326.UG.FTS.B, 29.49%, 3/11/24	16	16
992048623.UG.FTS.B, 29.49%, 3/11/24	34	34
992052684.UG.FTS.B, 29.49%, 3/11/24	42	41
992061984.UG.FTS.B, 29.49%, 3/11/24	12	12
992062881.UG.FTS.B, 29.49%, 3/11/24	76	76
992063046.UG.FTS.B, 29.49%, 3/11/24	28	28
992075123.UG.FTS.B, 29.49%, 3/11/24	77	78
992082907.UG.FTS.B, 29.49%, 3/11/24	48	49
992088919.UG.FTS.B, 29.49%, 3/11/24	21	10
992091878.UG.FTS.B, 29.49%, 3/11/24	160	161
992115212.UG.FTS.B, 29.49%, 3/11/24	15	15
992118667.UG.FTS.B, 29.49%, 3/11/24	–	–
992119262.UG.FTS.B, 29.49%, 3/11/24	85	85
992123633.UG.FTS.B, 29.49%, 3/11/24	64	64
992149062.UG.FTS.B, 29.49%, 3/11/24	25	25
992149734.UG.FTS.B, 29.49%, 3/11/24	–	–
992155445.UG.FTS.B, 29.49%, 3/11/24	46	4
992177545.UG.FTS.B, 29.49%, 3/11/24	29	29
992193276.UG.FTS.B, 29.49%, 3/11/24	28	28
992219983.UG.FTS.B, 29.49%, 3/11/24	79	79
992236288.UG.FTS.B, 29.49%, 3/11/24	15	15
992248438.UG.FTS.B, 29.49%, 3/11/24	30	2
992248545.UG.FTS.B, 29.49%, 3/11/24	17	17
991992429.UG.FTS.B, 25.44%, 3/12/24	98	98
992006543.UG.FTS.B, 25.44%, 3/12/24	34	34
991991960.UG.FTS.B, 25.45%, 3/12/24	34	34
992020392.UG.FTS.B, 26.44%, 3/12/24	63	63
992058481.UG.FTS.B, 26.44%, 3/12/24	84	–
992147248.UG.FTS.B, 26.44%, 3/12/24	69	–
992236108.UG.FTS.B, 27.95%, 3/12/24	89	89
992211131.UG.FTS.B, 27.99%, 3/12/24	63	5
991980478.UG.FTS.B, 28.48%, 3/12/24	67	67
991981861.UG.FTS.B, 28.48%, 3/12/24	47	47
991993059.UG.FTS.B, 28.48%, 3/12/24	62	62
991994714.UG.FTS.B, 28.48%, 3/12/24	60	60
992016115.UG.FTS.B, 28.48%, 3/12/24	44	21
992019599.UG.FTS.B, 28.48%, 3/12/24	27	27
992041058.UG.FTS.B, 28.48%, 3/12/24	43	43

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992064423.UG.FTS.B, 28.48%, 3/12/24	$34	$34
992089711.UG.FTS.B, 28.48%, 3/12/24	140	10
992108074.UG.FTS.B, 28.48%, 3/12/24	92	92
992128465.UG.FTS.B, 28.48%, 3/12/24	21	21
992140378.UG.FTS.B, 28.48%, 3/12/24	236	236
992227904.UG.FTS.B, 28.48%, 3/12/24	37	37
992245487.UG.FTS.B, 28.48%, 3/12/24	11	11
991977637.UG.FTS.B, 29.47%, 3/12/24	30	30
991994314.UG.FTS.B, 29.47%, 3/12/24	94	6
991990427.UG.FTS.B, 29.48%, 3/12/24	113	114
991993848.UG.FTS.B, 29.48%, 3/12/24	323	325
991996938.UG.FTS.B, 29.48%, 3/12/24	29	29
992036981.UG.FTS.B, 29.48%, 3/12/24	9	–
992091748.UG.FTS.B, 29.48%, 3/12/24	39	39
992092709.UG.FTS.B, 29.48%, 3/12/24	160	161
992116109.UG.FTS.B, 29.48%, 3/12/24	38	38
992159021.UG.FTS.B, 29.48%, 3/12/24	177	12
991980627.UG.FTS.B, 29.49%, 3/12/24	43	43
991983851.UG.FTS.B, 29.49%, 3/12/24	52	–
991985169.UG.FTS.B, 29.49%, 3/12/24	16	16
991987390.UG.FTS.B, 29.49%, 3/12/24	94	95
991988530.UG.FTS.B, 29.49%, 3/12/24	33	33
991989660.UG.FTS.B, 29.49%, 3/12/24	38	7
991991285.UG.FTS.B, 29.49%, 3/12/24	17	17
991992934.UG.FTS.B, 29.49%, 3/12/24	15	15
991996593.UG.FTS.B, 29.49%, 3/12/24	33	33
991998381.UG.FTS.B, 29.49%, 3/12/24	155	73
991999068.UG.FTS.B, 29.49%, 3/12/24	32	32
991999303.UG.FTS.B, 29.49%, 3/12/24	15	15
991999409.UG.FTS.B, 29.49%, 3/12/24	15	15
992004438.UG.FTS.B, 29.49%, 3/12/24	40	40
992005501.UG.FTS.B, 29.49%, 3/12/24	46	46
992010776.UG.FTS.B, 29.49%, 3/12/24	23	23
992015322.UG.FTS.B, 29.49%, 3/12/24	–	–
992019910.UG.FTS.B, 29.49%, 3/12/24	–	–
992020735.UG.FTS.B, 29.49%, 3/12/24	15	15
992021468.UG.FTS.B, 29.49%, 3/12/24	47	47
992024943.UG.FTS.B, 29.49%, 3/12/24	12	12
992025911.UG.FTS.B, 29.49%, 3/12/24	50	50
992029135.UG.FTS.B, 29.49%, 3/12/24	9	9
992033278.UG.FTS.B, 29.49%, 3/12/24	360	362
992037572.UG.FTS.B, 29.49%, 3/12/24	128	128
992039465.UG.FTS.B, 29.49%, 3/12/24	16	16
992056072.UG.FTS.B, 29.49%, 3/12/24	20	20
992067880.UG.FTS.B, 29.49%, 3/12/24	47	47
992069103.UG.FTS.B, 29.49%, 3/12/24	50	3
992071436.UG.FTS.B, 29.49%, 3/12/24	22	22
992128285.UG.FTS.B, 29.49%, 3/12/24	15	15
992134548.UG.FTS.B, 29.49%, 3/12/24	15	15
992136216.UG.FTS.B, 29.49%, 3/12/24	16	16
992137680.UG.FTS.B, 29.49%, 3/12/24	15	15
992150155.UG.FTS.B, 29.49%, 3/12/24	–	–
992150344.UG.FTS.B, 29.49%, 3/12/24	28	2
992152914.UG.FTS.B, 29.49%, 3/12/24	19	19
992159913.UG.FTS.B, 29.49%, 3/12/24	16	15
992164429.UG.FTS.B, 29.49%, 3/12/24	16	16
992198780.UG.FTS.B, 29.49%, 3/12/24	12	12
992233767.UG.FTS.B, 29.49%, 3/12/24	2	2

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	83

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992238974.UG.FTS.B, 29.49%, 3/12/24	$23	$23
992242905.UG.FTS.B, 29.49%, 3/12/24	14	14
992248637.UG.FTS.B, 29.49%, 3/12/24	72	2
992251449.UG.FTS.B, 29.49%, 3/12/24	16	16
992238746.UG.FTS.B, 27.99%, 3/13/24	39	39
992244001.UG.FTS.B, 29.48%, 3/13/24	42	42
992221497.UG.FTS.B, 29.49%, 3/13/24	22	22
992248601.UG.FTS.B, 29.49%, 3/13/24	28	12
992229986.UG.FTS.B, 28.48%, 3/14/24	61	61
992256645.UG.FTS.B, 29.48%, 3/14/24	36	36
992227885.UG.FTS.B, 29.49%, 3/14/24	11	11
992229543.UG.FTS.B, 29.49%, 3/14/24	38	38
992257016.UG.FTS.B, 21.48%, 3/15/24	32	32
992248857.UG.FTS.B, 28.48%, 3/15/24	17	17
992229492.UG.FTS.B, 29.49%, 3/15/24	13	13
992237964.UG.FTS.B, 29.49%, 3/15/24	111	112
992241471.UG.FTS.B, 29.49%, 3/15/24	17	17
992257450.UG.FTS.B, 29.49%, 3/15/24	41	41
992046727.UG.FTS.B, 17.71%, 3/18/24	188	189
992064804.UG.FTS.B, 29.49%, 3/18/24	2	2
992075141.UG.FTS.B, 19.99%, 3/20/24	6	6
992374806.UG.FTS.B, 19.99%, 3/20/24	31	31
992099572.UG.FTS.B, 28.48%, 3/20/24	2	2
992084647.UG.FTS.B, 29.49%, 3/20/24	10	10
992260894.UG.FTS.B, 15.47%, 3/21/24	–	–
992080667.UG.FTS.B, 29.48%, 3/21/24	17	17
992228997.UG.FTS.B, 29.48%, 3/21/24	26	26
992058652.UG.FTS.B, 29.49%, 3/21/24	24	24
992059391.UG.FTS.B, 29.49%, 3/21/24	48	48
992059518.UG.FTS.B, 29.49%, 3/21/24	41	42
992069331.UG.FTS.B, 29.49%, 3/21/24	16	17
992080861.UG.FTS.B, 29.49%, 3/21/24	113	115
992106222.UG.FTS.B, 29.49%, 3/21/24	15	15
992123946.UG.FTS.B, 29.49%, 3/21/24	39	40
992164644.UG.FTS.B, 29.49%, 3/21/24	65	66
992178504.UG.FTS.B, 29.49%, 3/21/24	22	22
992264002.UG.FTS.B, 29.49%, 3/21/24	46	3
992291699.UG.FTS.B, 29.49%, 3/21/24	22	22
992337929.UG.FTS.B, 29.49%, 3/21/24	17	17
992081106.UG.FTS.B, 28.48%, 3/22/24	15	16
992289485.UG.FTS.B, 29.47%, 3/22/24	16	16
992171922.UG.FTS.B, 29.48%, 3/22/24	39	39
992070230.UG.FTS.B, 29.49%, 3/22/24	86	87
992075057.UG.FTS.B, 29.49%, 3/22/24	69	69
992076874.UG.FTS.B, 29.49%, 3/22/24	54	55
992088821.UG.FTS.B, 29.49%, 3/22/24	13	13
992222932.UG.FTS.B, 29.49%, 3/22/24	14	14
992333164.UG.FTS.B, 29.49%, 3/22/24	–	–
992080099.UG.FTS.B, 17.71%, 3/23/24	143	26
992086082.UG.FTS.B, 18.96%, 3/23/24	196	197
992090289.UG.FTS.B, 19.47%, 3/23/24	–	–
992096028.UG.FTS.B, 19.99%, 3/23/24	73	74
992139604.UG.FTS.B, 19.99%, 3/23/24	45	46
992238542.UG.FTS.B, 19.99%, 3/23/24	568	41
992295280.UG.FTS.B, 19.99%, 3/23/24	23	23
992083040.UG.FTS.B, 21.47%, 3/23/24	10	10
992217305.UG.FTS.B, 21.47%, 3/23/24	19	19
992108038.UG.FTS.B, 22.45%, 3/23/24	22	22

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992102137.UG.FTS.B, 22.47%, 3/23/24	$87	$87
992229367.UG.FTS.B, 24.45%, 3/23/24	23	23
992082470.UG.FTS.B, 25.44%, 3/23/24	175	176
992110891.UG.FTS.B, 27.99%, 3/23/24	77	78
992077309.UG.FTS.B, 28.48%, 3/23/24	17	17
992078472.UG.FTS.B, 28.48%, 3/23/24	33	2
992080231.UG.FTS.B, 28.48%, 3/23/24	16	16
992089378.UG.FTS.B, 28.48%, 3/23/24	24	24
992115966.UG.FTS.B, 28.48%, 3/23/24	15	15
992143519.UG.FTS.B, 28.48%, 3/23/24	7	–
992144038.UG.FTS.B, 28.48%, 3/23/24	14	14
992157605.UG.FTS.B, 28.48%, 3/23/24	14	14
992178330.UG.FTS.B, 28.48%, 3/23/24	19	19
992182026.UG.FTS.B, 28.48%, 3/23/24	56	57
992199643.UG.FTS.B, 28.48%, 3/23/24	40	3
992238981.UG.FTS.B, 28.48%, 3/23/24	39	40
992125045.UG.FTS.B, 29.46%, 3/23/24	158	160
992144623.UG.FTS.B, 29.46%, 3/23/24	72	73
992322378.UG.FTS.B, 29.46%, 3/23/24	37	37
992084847.UG.FTS.B, 29.47%, 3/23/24	47	48
992093193.UG.FTS.B, 29.47%, 3/23/24	242	244
992137517.UG.FTS.B, 29.47%, 3/23/24	43	3
992075860.UG.FTS.B, 29.48%, 3/23/24	132	133
992093771.UG.FTS.B, 29.48%, 3/23/24	129	131
992106250.UG.FTS.B, 29.48%, 3/23/24	37	38
992114239.UG.FTS.B, 29.48%, 3/23/24	18	18
992115794.UG.FTS.B, 29.48%, 3/23/24	53	4
992117051.UG.FTS.B, 29.48%, 3/23/24	44	44
992128724.UG.FTS.B, 29.48%, 3/23/24	58	59
992172882.UG.FTS.B, 29.48%, 3/23/24	35	35
992188566.UG.FTS.B, 29.48%, 3/23/24	42	42
992197970.UG.FTS.B, 29.48%, 3/23/24	18	18
992302396.UG.FTS.B, 29.48%, 3/23/24	125	127
992313618.UG.FTS.B, 29.48%, 3/23/24	43	43
992075137.UG.FTS.B, 29.49%, 3/23/24	73	74
992076746.UG.FTS.B, 29.49%, 3/23/24	53	5
992078339.UG.FTS.B, 29.49%, 3/23/24	165	167
992079538.UG.FTS.B, 29.49%, 3/23/24	14	14
992079879.UG.FTS.B, 29.49%, 3/23/24	14	14
992082794.UG.FTS.B, 29.49%, 3/23/24	519	80
992082825.UG.FTS.B, 29.49%, 3/23/24	83	6
992084523.UG.FTS.B, 29.49%, 3/23/24	33	34
992088897.UG.FTS.B, 29.49%, 3/23/24	14	14
992095814.UG.FTS.B, 29.49%, 3/23/24	60	11
992104096.UG.FTS.B, 29.49%, 3/23/24	65	66
992112456.UG.FTS.B, 29.49%, 3/23/24	284	289
992114286.UG.FTS.B, 29.49%, 3/23/24	29	–
992122922.UG.FTS.B, 29.49%, 3/23/24	19	19
992125397.UG.FTS.B, 29.49%, 3/23/24	25	26
992127351.UG.FTS.B, 29.49%, 3/23/24	24	24
992135817.UG.FTS.B, 29.49%, 3/23/24	68	69
992139152.UG.FTS.B, 29.49%, 3/23/24	20	20
992143856.UG.FTS.B, 29.49%, 3/23/24	29	29
992143882.UG.FTS.B, 29.49%, 3/23/24	22	22
992143988.UG.FTS.B, 29.49%, 3/23/24	13	13
992147205.UG.FTS.B, 29.49%, 3/23/24	22	22
992151275.UG.FTS.B, 29.49%, 3/23/24	14	14
992157117.UG.FTS.B, 29.49%, 3/23/24	27	27

84	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992160977.UG.FTS.B, 29.49%, 3/23/24	$24	$24
992160990.UG.FTS.B, 29.49%, 3/23/24	14	15
992162403.UG.FTS.B, 29.49%, 3/23/24	48	49
992169160.UG.FTS.B, 29.49%, 3/23/24	18	18
992171230.UG.FTS.B, 29.49%, 3/23/24	30	30
992176662.UG.FTS.B, 29.49%, 3/23/24	47	47
992186235.UG.FTS.B, 29.49%, 3/23/24	24	24
992188685.UG.FTS.B, 29.49%, 3/23/24	25	25
992266562.UG.FTS.B, 29.49%, 3/23/24	29	29
992270720.UG.FTS.B, 29.49%, 3/23/24	15	16
992274808.UG.FTS.B, 29.49%, 3/23/24	18	18
992275022.UG.FTS.B, 29.49%, 3/23/24	22	22
992278366.UG.FTS.B, 29.49%, 3/23/24	19	19
992306475.UG.FTS.B, 29.49%, 3/23/24	1	1
992322922.UG.FTS.B, 29.49%, 3/23/24	41	3
992346864.UG.FTS.B, 29.49%, 3/23/24	112	113
992347139.UG.FTS.B, 29.49%, 3/23/24	214	217
992237108.UG.FTS.B, 15.49%, 3/30/24	3	3
992334506.UG.FTS.B, 17.49%, 3/30/24	42	1
992191348.UG.FTS.B, 19.96%, 3/30/24	143	9
992160172.UG.FTS.B, 16.49%, 4/01/24	47	47
992164011.UG.FTS.B, 16.49%, 4/01/24	22	22
992220561.UG.FTS.B, 18.71%, 4/01/24	39	39
992173268.UG.FTS.B, 21.48%, 4/01/24	63	63
992175960.UG.FTS.B, 21.48%, 4/01/24	126	128
992256633.UG.FTS.B, 16.49%, 4/02/24	52	51
992218531.UG.FTS.B, 17.49%, 4/02/24	662	48
992254008.UG.FTS.B, 17.49%, 4/02/24	63	63
992185159.UG.FTS.B, 17.71%, 4/02/24	76	76
992197461.UG.FTS.B, 18.47%, 4/02/24	87	4
992200403.UG.FTS.B, 18.47%, 4/02/24	206	206
992198075.UG.FTS.B, 18.71%, 4/02/24	39	39
992176203.UG.FTS.B, 21.48%, 4/02/24	345	25
992311725.UG.FTS.B, 17.47%, 4/03/24	19	19
992214077.UG.FTS.B, 17.49%, 4/03/24	70	70
992199899.UG.FTS.B, 19.3%, 4/03/24	144	144
992223237.UG.FTS.B, 19.3%, 4/03/24	49	49
992231024.UG.FTS.B, 19.3%, 4/03/24	7	7
992231175.UG.FTS.B, 20.47%, 4/03/24	244	243
992220214.UG.FTS.B, 21.47%, 4/03/24	113	112
992188122.UG.FTS.B, 23.45%, 4/03/24	107	107
992229115.UG.FTS.B, 17.49%, 4/04/24	59	59
992199364.UG.FTS.B, 18.47%, 4/04/24	178	178
992214349.UG.FTS.B, 19.3%, 4/04/24	52	4
992198683.UG.FTS.B, 20.96%, 4/04/24	14	14
992264265.UG.FTS.B, 15.47%, 4/05/24	88	88
992224386.UG.FTS.B, 19.3%, 4/05/24	83	83
992203477.UG.FTS.B, 25.45%, 4/05/24	153	152
992273098.UG.FTS.B, 15%, 4/06/24	24	23
992271907.UG.FTS.B, 16.49%, 4/06/24	18	18
992224003.UG.FTS.B, 17.47%, 4/06/24	236	236
992275288.UG.FTS.B, 17.49%, 4/06/24	57	57
992319179.UG.FTS.B, 16.49%, 4/08/24	158	159
992401186.UG.FTS.B, 14.47%, 4/09/24	11	11
992280719.UG.FTS.B, 17.49%, 4/09/24	28	28
992338360.UG.FTS.B, 17.49%, 4/09/24	11	11
992269238.UG.FTS.B, 17.71%, 4/09/24	13	13
992259589.UG.FTS.B, 16.49%, 4/10/24	36	36

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992319824.UG.FTS.B, 17.49%, 4/10/24	$16	$16
992350594.UG.FTS.B, 17.49%, 4/10/24	38	38
992294222.UG.FTS.B, 16.49%, 4/12/24	384	385
992265584.UG.FTS.B, 17.49%, 4/12/24	4	3
992324871.UG.FTS.B, 17.49%, 4/13/24	30	30
992295392.UG.FTS.B, 18.71%, 4/13/24	34	34
992291144.UG.FTS.B, 19.96%, 4/13/24	109	109
992408155.UG.FTS.B, 19.96%, 4/13/24	3	3
992438647.UG.FTS.B, 19.96%, 4/13/24	69	4
992281614.UG.FTS.B, 20.47%, 4/13/24	198	199
992280296.UG.FTS.B, 20.96%, 4/13/24	30	30
992319188.UG.FTS.B, 22.45%, 4/13/24	1	1
992290505.UG.FTS.B, 16.49%, 4/14/24	25	25
992293830.UG.FTS.B, 16.49%, 4/14/24	120	53
992288452.UG.FTS.B, 19.3%, 4/14/24	–	–
992295741.UG.FTS.B, 19.96%, 4/14/24	36	36
992285635.UG.FTS.B, 20.47%, 4/14/24	79	79
992314331.UG.FTS.B, 20.47%, 4/14/24	42	42
992295775.UG.FTS.B, 20.96%, 4/14/24	28	28
992306624.UG.FTS.B, 23.45%, 4/14/24	77	77
992288979.UG.FTS.B, 29.49%, 4/14/24	529	36
992309470.UG.FTS.B, 29.49%, 4/14/24	11	11
992348358.UG.FTS.B, 16.49%, 4/15/24	1,089	76
992311352.UG.FTS.B, 17.49%, 4/15/24	22	22
992497171.UG.FTS.B, 17.49%, 4/15/24	61	1
992294831.UG.FTS.B, 17.71%, 4/15/24	137	138
992298014.UG.FTS.B, 19.96%, 4/15/24	–	–
992298332.UG.FTS.B, 19.99%, 4/15/24	90	90
992296550.UG.FTS.B, 28.48%, 4/15/24	160	11
992299907.UG.FTS.B, 28.48%, 4/15/24	77	78
992298570.UG.FTS.B, 29.49%, 4/15/24	24	24
992305685.UG.FTS.B, 29.49%, 4/15/24	48	48
992307140.UG.FTS.B, 21.48%, 4/16/24	154	155
992307314.UG.FTS.B, 25.45%, 4/16/24	247	248
992306818.UG.FTS.B, 28.48%, 4/16/24	19	20
992307966.UG.FTS.B, 28.48%, 4/16/24	35	35
992309855.UG.FTS.B, 29.47%, 4/16/24	33	33
992304577.UG.FTS.B, 29.48%, 4/16/24	49	49
992304827.UG.FTS.B, 29.49%, 4/16/24	37	37
992305369.UG.FTS.B, 29.49%, 4/16/24	33	34
992306092.UG.FTS.B, 29.49%, 4/16/24	70	71
992306896.UG.FTS.B, 29.49%, 4/16/24	13	13
992307114.UG.FTS.B, 29.49%, 4/16/24	61	62
992307961.UG.FTS.B, 29.49%, 4/16/24	88	89
992308347.UG.FTS.B, 29.49%, 4/16/24	243	246
992308875.UG.FTS.B, 29.49%, 4/16/24	24	24
992308975.UG.FTS.B, 29.49%, 4/16/24	23	23
992309433.UG.FTS.B, 29.49%, 4/16/24	262	40
992330165.UG.FTS.B, 17.71%, 4/17/24	54	54
992560425.UG.FTS.B, 17.71%, 4/17/24	69	69
992361225.UG.FTS.B, 29.48%, 4/18/24	10	10
992337443.UG.FTS.B, 29.49%, 4/18/24	21	20
992445261.UG.FTS.B, 14.48%, 4/19/24	92	92
992368975.UG.FTS.B, 17.49%, 4/19/24	193	193
992415751.UG.FTS.B, 17.49%, 4/19/24	164	165
992454726.UG.FTS.B, 17.49%, 4/19/24	384	387
992336475.UG.FTS.B, 28.48%, 4/19/24	19	19
992355303.UG.FTS.B, 28.48%, 4/19/24	195	199

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	85

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992397817.UG.FTS.B, 28.48%, 4/19/24	$40	$41
992404979.UG.FTS.B, 28.48%, 4/19/24	125	126
992363936.UG.FTS.B, 29.49%, 4/19/24	30	30
992384552.UG.FTS.B, 29.49%, 4/19/24	181	182
992510143.UG.FTS.B, 29.49%, 4/19/24	42	43
992574074.UG.FTS.B, 29.49%, 4/19/24	31	31
992612415.UG.FTS.B, 29.49%, 4/19/24	56	9
992392448.UG.FTS.B, 26.44%, 4/20/24	324	324
992338915.UG.FTS.B, 28.48%, 4/20/24	23	23
992405045.UG.FTS.B, 28.48%, 4/20/24	29	29
992442265.UG.FTS.B, 28.48%, 4/20/24	25	25
992575704.UG.FTS.B, 28.48%, 4/20/24	35	36
992628071.UG.FTS.B, 28.48%, 4/20/24	16	16
992340126.UG.FTS.B, 29.45%, 4/20/24	67	68
992436051.UG.FTS.B, 29.46%, 4/20/24	98	99
992344302.UG.FTS.B, 29.48%, 4/20/24	186	188
992355773.UG.FTS.B, 29.48%, 4/20/24	128	9
992539324.UG.FTS.B, 29.48%, 4/20/24	8	8
992340315.UG.FTS.B, 29.49%, 4/20/24	30	30
992340795.UG.FTS.B, 29.49%, 4/20/24	94	15
992343678.UG.FTS.B, 29.49%, 4/20/24	47	48
992349101.UG.FTS.B, 29.49%, 4/20/24	18	18
992354733.UG.FTS.B, 29.49%, 4/20/24	39	39
992364036.UG.FTS.B, 29.49%, 4/20/24	22	22
992369622.UG.FTS.B, 29.49%, 4/20/24	151	152
992401273.UG.FTS.B, 29.49%, 4/20/24	40	40
992402850.UG.FTS.B, 29.49%, 4/20/24	5	5
992405803.UG.FTS.B, 29.49%, 4/20/24	101	102
992409797.UG.FTS.B, 29.49%, 4/20/24	7	7
992414337.UG.FTS.B, 29.49%, 4/20/24	53	54
992415082.UG.FTS.B, 29.49%, 4/20/24	63	64
992422684.UG.FTS.B, 29.49%, 4/20/24	67	68
992429421.UG.FTS.B, 29.49%, 4/20/24	13	13
992438671.UG.FTS.B, 29.49%, 4/20/24	20	20
992442696.UG.FTS.B, 29.49%, 4/20/24	74	74
992445119.UG.FTS.B, 29.49%, 4/20/24	105	106
992447012.UG.FTS.B, 29.49%, 4/20/24	30	30
992458939.UG.FTS.B, 29.49%, 4/20/24	76	77
992470838.UG.FTS.B, 29.49%, 4/20/24	28	28
992471190.UG.FTS.B, 29.49%, 4/20/24	168	169
992474001.UG.FTS.B, 29.49%, 4/20/24	45	46
992482557.UG.FTS.B, 29.49%, 4/20/24	31	31
992484285.UG.FTS.B, 29.49%, 4/20/24	148	150
992496648.UG.FTS.B, 29.49%, 4/20/24	39	40
992497391.UG.FTS.B, 29.49%, 4/20/24	11	11
992557990.UG.FTS.B, 29.49%, 4/20/24	33	33
992560754.UG.FTS.B, 29.49%, 4/20/24	47	48
992630723.UG.FTS.B, 29.49%, 4/20/24	6	6
992384978.UG.FTS.B, 19.99%, 4/21/24	108	109
992422470.UG.FTS.B, 19.99%, 4/21/24	130	11
992424287.UG.FTS.B, 19.99%, 4/21/24	37	3
992358579.UG.FTS.B, 25.45%, 4/21/24	32	32
992352071.UG.FTS.B, 28.48%, 4/21/24	4	4
992357677.UG.FTS.B, 28.48%, 4/21/24	10	10
992360281.UG.FTS.B, 28.48%, 4/21/24	23	24
992375055.UG.FTS.B, 28.48%, 4/21/24	21	21
992464830.UG.FTS.B, 28.48%, 4/21/24	–	–
992608528.UG.FTS.B, 28.48%, 4/21/24	100	101

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992353731.UG.FTS.B, 29.47%, 4/21/24	$86	$87
992563084.UG.FTS.B, 29.47%, 4/21/24	47	47
992356491.UG.FTS.B, 29.48%, 4/21/24	12	12
992419155.UG.FTS.B, 29.48%, 4/21/24	111	112
992433132.UG.FTS.B, 29.48%, 4/21/24	47	4
992349100.UG.FTS.B, 29.49%, 4/21/24	20	21
992352252.UG.FTS.B, 29.49%, 4/21/24	28	28
992352348.UG.FTS.B, 29.49%, 4/21/24	65	66
992353505.UG.FTS.B, 29.49%, 4/21/24	28	29
992361207.UG.FTS.B, 29.49%, 4/21/24	14	15
992363277.UG.FTS.B, 29.49%, 4/21/24	30	30
992365004.UG.FTS.B, 29.49%, 4/21/24	102	103
992365672.UG.FTS.B, 29.49%, 4/21/24	56	56
992367756.UG.FTS.B, 29.49%, 4/21/24	–	–
992374354.UG.FTS.B, 29.49%, 4/21/24	8	8
992376302.UG.FTS.B, 29.49%, 4/21/24	33	34
992387416.UG.FTS.B, 29.49%, 4/21/24	46	47
992402548.UG.FTS.B, 29.49%, 4/21/24	107	108
992443789.UG.FTS.B, 29.49%, 4/21/24	114	114
992456336.UG.FTS.B, 29.49%, 4/21/24	178	180
992464499.UG.FTS.B, 29.49%, 4/21/24	27	27
992364692.UG.FTS.B, 19.99%, 4/22/24	49	50
992369833.UG.FTS.B, 19.99%, 4/22/24	213	15
992491442.UG.FTS.B, 27.99%, 4/22/24	26	26
992382499.UG.FTS.B, 28.48%, 4/22/24	18	19
992385748.UG.FTS.B, 28.48%, 4/22/24	21	21
992412058.UG.FTS.B, 28.48%, 4/22/24	32	33
992416907.UG.FTS.B, 28.48%, 4/22/24	10	10
992424568.UG.FTS.B, 28.48%, 4/22/24	48	7
992427668.UG.FTS.B, 28.48%, 4/22/24	43	4
992431800.UG.FTS.B, 28.48%, 4/22/24	25	26
992448201.UG.FTS.B, 28.48%, 4/22/24	60	61
992455859.UG.FTS.B, 28.48%, 4/22/24	22	22
992486047.UG.FTS.B, 28.48%, 4/22/24	25	26
992505966.UG.FTS.B, 28.48%, 4/22/24	86	87
992522882.UG.FTS.B, 28.48%, 4/22/24	117	119
992589496.UG.FTS.B, 28.48%, 4/22/24	40	40
992602335.UG.FTS.B, 28.48%, 4/22/24	29	29
992573635.UG.FTS.B, 28.98%, 4/22/24	33	33
992390743.UG.FTS.B, 29.46%, 4/22/24	39	40
992399048.UG.FTS.B, 29.46%, 4/22/24	145	147
992425682.UG.FTS.B, 29.46%, 4/22/24	35	35
992388520.UG.FTS.B, 29.47%, 4/22/24	47	49
992392635.UG.FTS.B, 29.47%, 4/22/24	88	6
992460810.UG.FTS.B, 29.47%, 4/22/24	20	20
992363029.UG.FTS.B, 29.48%, 4/22/24	46	47
992364441.UG.FTS.B, 29.48%, 4/22/24	18	18
992367217.UG.FTS.B, 29.48%, 4/22/24	352	28
992368806.UG.FTS.B, 29.48%, 4/22/24	214	217
992381017.UG.FTS.B, 29.48%, 4/22/24	65	5
992406664.UG.FTS.B, 29.48%, 4/22/24	107	109
992411120.UG.FTS.B, 29.48%, 4/22/24	–	–
992442535.UG.FTS.B, 29.48%, 4/22/24	140	142
992583462.UG.FTS.B, 29.48%, 4/22/24	30	30
992362198.UG.FTS.B, 29.49%, 4/22/24	161	11
992365800.UG.FTS.B, 29.49%, 4/22/24	81	82
992367708.UG.FTS.B, 29.49%, 4/22/24	137	139
992372978.UG.FTS.B, 29.49%, 4/22/24	59	60

86	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992375978.UG.FTS.B, 29.49%, 4/22/24	$36	$36
992378163.UG.FTS.B, 29.49%, 4/22/24	382	388
992381453.UG.FTS.B, 29.49%, 4/22/24	25	25
992384283.UG.FTS.B, 29.49%, 4/22/24	41	42
992392486.UG.FTS.B, 29.49%, 4/22/24	22	22
992393895.UG.FTS.B, 29.49%, 4/22/24	30	31
992394285.UG.FTS.B, 29.49%, 4/22/24	1	1
992394919.UG.FTS.B, 29.49%, 4/22/24	99	101
992395126.UG.FTS.B, 29.49%, 4/22/24	20	21
992396949.UG.FTS.B, 29.49%, 4/22/24	163	11
992398795.UG.FTS.B, 29.49%, 4/22/24	9	9
992399923.UG.FTS.B, 29.49%, 4/22/24	27	27
992407616.UG.FTS.B, 29.49%, 4/22/24	39	40
992408959.UG.FTS.B, 29.49%, 4/22/24	52	53
992411219.UG.FTS.B, 29.49%, 4/22/24	66	67
992417840.UG.FTS.B, 29.49%, 4/22/24	96	97
992419162.UG.FTS.B, 29.49%, 4/22/24	104	106
992419762.UG.FTS.B, 29.49%, 4/22/24	23	23
992424876.UG.FTS.B, 29.49%, 4/22/24	73	74
992443674.UG.FTS.B, 29.49%, 4/22/24	43	3
992452791.UG.FTS.B, 29.49%, 4/22/24	108	109
992456646.UG.FTS.B, 29.49%, 4/22/24	32	32
992466186.UG.FTS.B, 29.49%, 4/22/24	26	26
992472499.UG.FTS.B, 29.49%, 4/22/24	46	47
992475729.UG.FTS.B, 29.49%, 4/22/24	–	–
992476533.UG.FTS.B, 29.49%, 4/22/24	144	147
992482688.UG.FTS.B, 29.49%, 4/22/24	38	39
992482970.UG.FTS.B, 29.49%, 4/22/24	28	28
992485368.UG.FTS.B, 29.49%, 4/22/24	93	95
992493485.UG.FTS.B, 29.49%, 4/22/24	33	34
992498054.UG.FTS.B, 29.49%, 4/22/24	38	38
992499024.UG.FTS.B, 29.49%, 4/22/24	36	36
992511791.UG.FTS.B, 29.49%, 4/22/24	33	33
992528399.UG.FTS.B, 29.49%, 4/22/24	21	21
992531260.UG.FTS.B, 29.49%, 4/22/24	103	104
992532101.UG.FTS.B, 29.49%, 4/22/24	7	7
992536091.UG.FTS.B, 29.49%, 4/22/24	342	346
992536205.UG.FTS.B, 29.49%, 4/22/24	33	33
992536234.UG.FTS.B, 29.49%, 4/22/24	168	169
992569703.UG.FTS.B, 29.49%, 4/22/24	109	110
992572323.UG.FTS.B, 29.49%, 4/22/24	167	168
992576869.UG.FTS.B, 29.49%, 4/22/24	184	186
992585426.UG.FTS.B, 29.49%, 4/22/24	63	64
992602886.UG.FTS.B, 29.49%, 4/22/24	308	311
992606898.UG.FTS.B, 29.49%, 4/22/24	24	24
992625838.UG.FTS.B, 29.49%, 4/22/24	13	13
992446560.UG.FTS.B, 29.48%, 5/16/24	17	16
992154424.UG.FTS.B, 27.99%, 5/18/24	26	23
992114050.UG.FTS.B, 29.49%, 5/20/24	43	44
992509371.UG.FTS.B, 29.49%, 5/20/24	28	28
991886867.UG.FTS.B, 29.49%, 5/23/24	147	151
991866886.UG.FTS.B, 18.47%, 5/24/24	245	247
992065171.UG.FTS.B, 29.49%, 6/07/24	153	155
991988264.UG.FTS.B, 29.49%, 6/08/24	116	104
992029501.UG.FTS.B, 29.49%, 6/08/24	26	27
991994214.UG.FTS.B, 29.48%, 6/09/24	271	275
992249113.UG.FTS.B, 29.49%, 6/11/24	9	9
992235610.UG.FTS.B, 28.48%, 6/12/24	21	19

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992371231.UG.FTS.B, 27.99%, 6/18/24	$46	$38
992177179.UG.FTS.B, 25.44%, 6/20/24	148	130
992634019.UG.FTS.B, 28.48%, 6/20/24	35	35
992142473.UG.FTS.B, 29.48%, 6/20/24	181	183
992094074.UG.FTS.B, 29.49%, 6/20/24	54	4
992103503.UG.FTS.B, 29.49%, 6/20/24	87	88
992190869.UG.FTS.B, 29.49%, 6/20/24	265	19
992480966.UG.FTS.B, 29.49%, 6/20/24	63	64
992102544.UG.FTS.B, 28.48%, 6/23/24	24	23
992202635.UG.FTS.B, 20.96%, 6/29/24	75	75
992214868.UG.FTS.B, 26.44%, 7/03/24	294	294
992282729.UG.FTS.B, 20.47%, 7/11/24	1,475	104
992308240.UG.FTS.B, 29.49%, 7/14/24	81	77
992308596.UG.FTS.B, 29.49%, 7/14/24	138	141
992609319.UG.FTS.B, 29.49%, 7/17/24	471	8
992362358.UG.FTS.B, 29.48%, 7/18/24	52	54
992353094.UG.FTS.B, 29.49%, 7/18/24	132	21
992359352.UG.FTS.B, 29.49%, 7/18/24	131	135
992356174.UG.FTS.B, 28.48%, 7/19/24	75	6
992401061.UG.FTS.B, 29.49%, 7/19/24	41	42
992538707.UG.FTS.B, 29.48%, 7/20/24	44	45
992167691.UG.FTS.B, 29.49%, 7/20/24	61	62
992416487.UG.FTS.B, 29.49%, 7/20/24	42	43
992494486.UG.FTS.B, 29.49%, 7/20/24	57	4
992077860.UG.FTS.B, 29.49%, 7/23/24	36	37
992078704.UG.FTS.B, 29.49%, 7/23/24	32	32
991991716.UG.FTS.B, 29.48%, 8/09/24	377	26
992211232.UG.FTS.B, 29.49%, 8/20/24	55	47
992203622.UG.FTS.B, 16.49%, 8/30/24	182	26
992205418.UG.FTS.B, 26.44%, 9/03/24	39	39
991953930.UG.FTS.B, 29.49%, 9/06/24	36	32
992091528.UG.FTS.B, 29.46%, 9/08/24	43	–
991995732.UG.FTS.B, 29.49%, 9/08/24	59	60
992082784.UG.FTS.B, 29.49%, 9/08/24	77	67
992298353.UG.FTS.B, 29.48%, 9/13/24	546	555
992196449.UG.FTS.B, 29.49%, 9/18/24	104	107
992485283.UG.FTS.B, 29.49%, 9/20/24	43	36
992192015.UG.FTS.B, 23.45%, 9/30/24	80	6
992146186.UG.FTS.B, 28.48%, 10/08/24	82	25
992367548.UG.FTS.B, 29.45%, 10/20/24	44	46
992074978.UG.FTS.B, 29.49%, 11/20/24	107	–
992616538.UG.FTS.B, 29.49%, 12/20/24	87	–
992179184.UG.FTS.B, 19.8%, 12/30/24	60	16
991980947.UG.FTS.B, 19.21%, 2/19/25	–	–
992521854.UG.FTS.B, 28.98%, 2/20/25	66	69
992456807.UG.FTS.B, 29.49%, 2/20/25	93	75
991848979.UG.FTS.B, 19.21%, 2/23/25	11	11
991951293.UG.FTS.B, 19.21%, 2/23/25	160	160
991870310.UG.FTS.B, 19.99%, 2/23/25	71	72
991958243.UG.FTS.B, 19.99%, 2/23/25	68	69
992099081.UG.FTS.B, 19.99%, 2/23/25	670	698
991898820.UG.FTS.B, 20.46%, 2/23/25	182	186
991857987.UG.FTS.B, 21.46%, 2/23/25	155	160
991850018.UG.FTS.B, 28.98%, 2/23/25	140	146
991850458.UG.FTS.B, 28.98%, 2/23/25	245	248
991855922.UG.FTS.B, 28.98%, 2/23/25	333	347
991857540.UG.FTS.B, 28.98%, 2/23/25	241	253
991862467.UG.FTS.B, 28.98%, 2/23/25	129	135

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	87

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
991883597.UG.FTS.B, 28.98%, 2/23/25	$73	$73
991885208.UG.FTS.B, 28.98%, 2/23/25	154	157
991942115.UG.FTS.B, 28.98%, 2/23/25	108	111
991947006.UG.FTS.B, 28.98%, 2/23/25	337	349
991949036.UG.FTS.B, 28.98%, 2/23/25	48	49
991964351.UG.FTS.B, 28.98%, 2/23/25	489	513
991979851.UG.FTS.B, 28.98%, 2/23/25	263	274
992080455.UG.FTS.B, 28.98%, 2/23/25	145	21
992097053.UG.FTS.B, 28.98%, 2/23/25	404	419
991847993.UG.FTS.B, 29.49%, 2/23/25	7	7
991858389.UG.FTS.B, 29.49%, 2/23/25	46	48
991859751.UG.FTS.B, 29.49%, 2/23/25	104	108
991877149.UG.FTS.B, 29.49%, 2/23/25	1,453	1,525
991879861.UG.FTS.B, 29.49%, 2/23/25	85	8
991898313.UG.FTS.B, 29.49%, 2/23/25	43	45
991955703.UG.FTS.B, 29.49%, 2/23/25	883	915
991990365.UG.FTS.B, 29.49%, 2/23/25	76	12
992055313.UG.FTS.B, 29.49%, 2/23/25	136	142
992100429.UG.FTS.B, 29.49%, 2/23/25	204	207
992102941.UG.FTS.B, 29.49%, 2/23/25	1,919	2,006
992103021.UG.FTS.B, 29.49%, 2/23/25	534	558
992095631.UG.FTS.B, 15%, 2/24/25	64	65
991875724.UG.FTS.B, 19.21%, 2/24/25	24	24
991858814.UG.FTS.B, 19.99%, 2/24/25	276	37
992022838.UG.FTS.B, 19.99%, 2/24/25	105	106
991917948.UG.FTS.B, 20.46%, 2/24/25	695	713
991861717.UG.FTS.B, 21.46%, 2/24/25	412	424
991881531.UG.FTS.B, 28.98%, 2/24/25	108	113
991950991.UG.FTS.B, 28.98%, 2/24/25	196	205
992070983.UG.FTS.B, 28.98%, 2/24/25	248	258
992095946.UG.FTS.B, 28.98%, 2/24/25	–	–
991856323.UG.FTS.B, 29.49%, 2/24/25	589	604
991857305.UG.FTS.B, 29.49%, 2/24/25	111	113
991857701.UG.FTS.B, 29.49%, 2/24/25	370	389
991864922.UG.FTS.B, 29.49%, 2/24/25	3	3
991996253.UG.FTS.B, 29.49%, 2/24/25	224	234
992017493.UG.FTS.B, 29.49%, 2/24/25	119	124
992051195.UG.FTS.B, 29.49%, 2/24/25	74	77
992103466.UG.FTS.B, 29.49%, 2/24/25	270	7
992102508.UG.FTS.B, 19.21%, 2/25/25	309	316
992085534.UG.FTS.B, 19.8%, 2/25/25	88	89
992101988.UG.FTS.B, 19.8%, 2/25/25	917	937
992062353.UG.FTS.B, 20.46%, 2/25/25	47	48
991868821.UG.FTS.B, 28.98%, 2/25/25	557	579
991885747.UG.FTS.B, 28.98%, 2/25/25	344	361
991918949.UG.FTS.B, 28.98%, 2/25/25	227	235
992022832.UG.FTS.B, 28.98%, 2/25/25	–	–
991884399.UG.FTS.B, 29.49%, 2/25/25	80	82
991930137.UG.FTS.B, 29.49%, 2/25/25	103	106
992099082.UG.FTS.B, 29.49%, 2/25/25	870	909
992102475.UG.FTS.B, 29.49%, 2/25/25	1,151	1,169
991896054.UG.FTS.B, 15.97%, 3/03/25	522	532
991953301.UG.FTS.B, 16.99%, 3/04/25	401	401
991901307.UG.FTS.B, 17.97%, 3/04/25	45	44
992003521.UG.FTS.B, 17.99%, 3/04/25	242	247
991972238.UG.FTS.B, 15.97%, 3/05/25	154	155
991911402.UG.FTS.B, 16.99%, 3/05/25	339	40
991938779.UG.FTS.B, 16.99%, 3/05/25	105	12

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
991933144.UG.FTS.B, 17.97%, 3/05/25	$125	$31
992030620.UG.FTS.B, 17.99%, 3/05/25	83	83
992082342.UG.FTS.B, 17.99%, 3/05/25	97	97
992122276.UG.FTS.B, 17.99%, 3/05/25	–	–
992176129.UG.FTS.B, 14.97%, 3/06/25	341	87
991934175.UG.FTS.B, 15%, 3/06/25	234	239
991965195.UG.FTS.B, 16.99%, 3/06/25	125	128
991976215.UG.FTS.B, 16.99%, 3/06/25	386	394
991992407.UG.FTS.B, 16.99%, 3/06/25	106	107
991932344.UG.FTS.B, 17.97%, 3/06/25	55	56
991964363.UG.FTS.B, 17.97%, 3/06/25	96	98
992007661.UG.FTS.B, 17.99%, 3/06/25	485	494
992104600.UG.FTS.B, 17.99%, 3/06/25	514	525
992187270.UG.FTS.B, 17.99%, 3/06/25	13	13
991960077.UG.FTS.B, 19.99%, 3/06/25	35	35
991955582.UG.FTS.B, 29.46%, 3/06/25	18	18
992138560.UG.FTS.B, 29.47%, 3/06/25	19	19
991945378.UG.FTS.B, 15%, 3/07/25	106	1
992092422.UG.FTS.B, 15.97%, 3/07/25	396	403
992148536.UG.FTS.B, 16.99%, 3/07/25	112	113
992024120.UG.FTS.B, 17.99%, 3/07/25	102	104
991991290.UG.FTS.B, 29.47%, 3/07/25	20	20
991992823.UG.FTS.B, 29.49%, 3/07/25	37	37
991999086.UG.FTS.B, 15.97%, 3/08/25	44	45
992067831.UG.FTS.B, 16.99%, 3/08/25	73	75
992167995.UG.FTS.B, 16.99%, 3/08/25	603	159
992204207.UG.FTS.B, 16.99%, 3/08/25	88	23
992054524.UG.FTS.B, 17.99%, 3/08/25	438	446
992120582.UG.FTS.B, 19.99%, 3/08/25	16	16
992148579.UG.FTS.B, 27.95%, 3/08/25	55	56
992023183.UG.FTS.B, 28.98%, 3/08/25	32	32
992025712.UG.FTS.B, 28.98%, 3/08/25	13	13
992058166.UG.FTS.B, 28.98%, 3/08/25	26	26
992134748.UG.FTS.B, 28.98%, 3/08/25	12	12
992157584.UG.FTS.B, 28.98%, 3/08/25	848	861
992226073.UG.FTS.B, 28.98%, 3/08/25	30	31
992239900.UG.FTS.B, 28.98%, 3/08/25	8	8
992027450.UG.FTS.B, 29.45%, 3/08/25	22	22
991967022.UG.FTS.B, 29.49%, 3/08/25	17	17
992040296.UG.FTS.B, 29.49%, 3/08/25	39	40
992043880.UG.FTS.B, 29.49%, 3/08/25	44	45
992176883.UG.FTS.B, 29.49%, 3/08/25	12	12
991962073.UG.FTS.B, 15.97%, 3/09/25	330	337
992045994.UG.FTS.B, 15.97%, 3/09/25	166	168
992093111.UG.FTS.B, 15.97%, 3/09/25	44	44
992088368.UG.FTS.B, 17.99%, 3/09/25	115	117
992158284.UG.FTS.B, 17.99%, 3/09/25	337	344
992185435.UG.FTS.B, 17.99%, 3/09/25	1,117	1,134
991951113.UG.FTS.B, 19.99%, 3/09/25	907	933
992214049.UG.FTS.B, 19.99%, 3/09/25	77	80
991990538.UG.FTS.B, 27.95%, 3/09/25	3	3
992005128.UG.FTS.B, 27.99%, 3/09/25	29	30
992221115.UG.FTS.B, 27.99%, 3/09/25	106	110
991946846.UG.FTS.B, 28.98%, 3/09/25	419	55
991946853.UG.FTS.B, 28.98%, 3/09/25	191	191
991947597.UG.FTS.B, 28.98%, 3/09/25	200	208
991951985.UG.FTS.B, 28.98%, 3/09/25	588	612
991953091.UG.FTS.B, 28.98%, 3/09/25	798	809

88	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
991956904.UG.FTS.B, 28.98%, 3/09/25	$42	$3
991958281.UG.FTS.B, 28.98%, 3/09/25	687	709
991961425.UG.FTS.B, 28.98%, 3/09/25	315	328
991990987.UG.FTS.B, 28.98%, 3/09/25	766	799
992010855.UG.FTS.B, 28.98%, 3/09/25	2,413	2,495
992051684.UG.FTS.B, 28.98%, 3/09/25	196	204
992072527.UG.FTS.B, 28.98%, 3/09/25	27	27
992085211.UG.FTS.B, 28.98%, 3/09/25	342	353
992087976.UG.FTS.B, 28.98%, 3/09/25	29	29
992151766.UG.FTS.B, 28.98%, 3/09/25	6	6
992211701.UG.FTS.B, 28.98%, 3/09/25	132	136
991989181.UG.FTS.B, 29.46%, 3/09/25	21	21
992001280.UG.FTS.B, 29.46%, 3/09/25	269	38
992221812.UG.FTS.B, 29.46%, 3/09/25	113	117
991953775.UG.FTS.B, 29.47%, 3/09/25	224	235
992058926.UG.FTS.B, 29.47%, 3/09/25	370	374
992226909.UG.FTS.B, 29.48%, 3/09/25	54	55
991948233.UG.FTS.B, 29.49%, 3/09/25	45	45
991949833.UG.FTS.B, 29.49%, 3/09/25	78	81
991951547.UG.FTS.B, 29.49%, 3/09/25	111	115
991952166.UG.FTS.B, 29.49%, 3/09/25	489	513
991954696.UG.FTS.B, 29.49%, 3/09/25	107	112
991971585.UG.FTS.B, 29.49%, 3/09/25	203	205
991980308.UG.FTS.B, 29.49%, 3/09/25	133	139
991983473.UG.FTS.B, 29.49%, 3/09/25	542	561
991998692.UG.FTS.B, 29.49%, 3/09/25	1,055	1,094
992001551.UG.FTS.B, 29.49%, 3/09/25	10	10
992059724.UG.FTS.B, 29.49%, 3/09/25	53	54
992088547.UG.FTS.B, 29.49%, 3/09/25	13	14
992132486.UG.FTS.B, 29.49%, 3/09/25	6	6
992147169.UG.FTS.B, 29.49%, 3/09/25	12	12
992205759.UG.FTS.B, 29.49%, 3/09/25	10	10
992211648.UG.FTS.B, 29.49%, 3/09/25	106	28
992212611.UG.FTS.B, 29.49%, 3/09/25	253	261
992253395.UG.FTS.B, 29.49%, 3/09/25	19	19
991997245.UG.FTS.B, 19.99%, 3/10/25	124	129
992032415.UG.FTS.B, 19.99%, 3/10/25	351	366
991957178.UG.FTS.B, 28.98%, 3/10/25	267	277
991958934.UG.FTS.B, 28.98%, 3/10/25	137	143
991968026.UG.FTS.B, 28.98%, 3/10/25	667	689
991974510.UG.FTS.B, 28.98%, 3/10/25	248	255
992027655.UG.FTS.B, 28.98%, 3/10/25	–	–
992033842.UG.FTS.B, 28.98%, 3/10/25	159	166
992060387.UG.FTS.B, 28.98%, 3/10/25	168	174
992143690.UG.FTS.B, 28.98%, 3/10/25	75	78
992229139.UG.FTS.B, 28.98%, 3/10/25	1,324	1,343
992234778.UG.FTS.B, 28.98%, 3/10/25	98	101
992061277.UG.FTS.B, 29.46%, 3/10/25	357	371
991959464.UG.FTS.B, 29.47%, 3/10/25	359	370
992061694.UG.FTS.B, 29.47%, 3/10/25	136	36
992139536.UG.FTS.B, 29.47%, 3/10/25	595	608
991954960.UG.FTS.B, 29.49%, 3/10/25	188	192
991957562.UG.FTS.B, 29.49%, 3/10/25	104	109
991960347.UG.FTS.B, 29.49%, 3/10/25	148	149
991972068.UG.FTS.B, 29.49%, 3/10/25	197	206
991972794.UG.FTS.B, 29.49%, 3/10/25	688	690
991986855.UG.FTS.B, 29.49%, 3/10/25	78	82
991986924.UG.FTS.B, 29.49%, 3/10/25	100	104

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
991987090.UG.FTS.B, 29.49%, 3/10/25	$169	$174
992024541.UG.FTS.B, 29.49%, 3/10/25	260	268
992084912.UG.FTS.B, 29.49%, 3/10/25	703	728
992189126.UG.FTS.B, 29.49%, 3/10/25	92	15
992222709.UG.FTS.B, 29.49%, 3/10/25	76	77
992229344.UG.FTS.B, 29.49%, 3/10/25	178	178
991968447.UG.FTS.B, 19.99%, 3/11/25	577	587
991968635.UG.FTS.B, 19.99%, 3/11/25	981	1,017
991970440.UG.FTS.B, 19.99%, 3/11/25	159	–
992025841.UG.FTS.B, 19.99%, 3/11/25	34	2
992026254.UG.FTS.B, 19.99%, 3/11/25	259	261
992028614.UG.FTS.B, 19.99%, 3/11/25	115	118
992029328.UG.FTS.B, 19.99%, 3/11/25	84	22
992030511.UG.FTS.B, 19.99%, 3/11/25	17	18
992034460.UG.FTS.B, 19.99%, 3/11/25	147	153
992049367.UG.FTS.B, 19.99%, 3/11/25	125	131
992119841.UG.FTS.B, 19.99%, 3/11/25	70	73
992156714.UG.FTS.B, 19.99%, 3/11/25	170	176
992159439.UG.FTS.B, 19.99%, 3/11/25	359	373
992172074.UG.FTS.B, 19.99%, 3/11/25	277	281
992208823.UG.FTS.B, 19.99%, 3/11/25	75	76
992238523.UG.FTS.B, 19.99%, 3/11/25	488	504
992240522.UG.FTS.B, 19.99%, 3/11/25	27	27
992244571.UG.FTS.B, 19.99%, 3/11/25	139	144
991969813.UG.FTS.B, 27.95%, 3/11/25	119	8
991977566.UG.FTS.B, 27.95%, 3/11/25	102	18
991981186.UG.FTS.B, 27.95%, 3/11/25	114	119
991993621.UG.FTS.B, 27.95%, 3/11/25	31	31
992012687.UG.FTS.B, 27.95%, 3/11/25	433	29
991971937.UG.FTS.B, 27.99%, 3/11/25	106	108
992004287.UG.FTS.B, 27.99%, 3/11/25	48	48
992027907.UG.FTS.B, 27.99%, 3/11/25	36	37
992048043.UG.FTS.B, 27.99%, 3/11/25	60	63
992145143.UG.FTS.B, 27.99%, 3/11/25	144	149
991967251.UG.FTS.B, 28.98%, 3/11/25	47	48
991968337.UG.FTS.B, 28.98%, 3/11/25	24	25
991968741.UG.FTS.B, 28.98%, 3/11/25	82	82
991969940.UG.FTS.B, 28.98%, 3/11/25	80	82
991970346.UG.FTS.B, 28.98%, 3/11/25	508	530
991970931.UG.FTS.B, 28.98%, 3/11/25	11	11
991971916.UG.FTS.B, 28.98%, 3/11/25	133	137
991972362.UG.FTS.B, 28.98%, 3/11/25	149	156
991973560.UG.FTS.B, 28.98%, 3/11/25	22	23
991974107.UG.FTS.B, 28.98%, 3/11/25	101	105
991974854.UG.FTS.B, 28.98%, 3/11/25	1,482	1,539
991975165.UG.FTS.B, 28.98%, 3/11/25	150	157
991978841.UG.FTS.B, 28.98%, 3/11/25	279	291
991978961.UG.FTS.B, 28.98%, 3/11/25	77	79
991980616.UG.FTS.B, 28.98%, 3/11/25	207	212
991980716.UG.FTS.B, 28.98%, 3/11/25	640	667
991981032.UG.FTS.B, 28.98%, 3/11/25	64	17
991982793.UG.FTS.B, 28.98%, 3/11/25	48	49
991984407.UG.FTS.B, 28.98%, 3/11/25	2	2
991989952.UG.FTS.B, 28.98%, 3/11/25	489	60
991995958.UG.FTS.B, 28.98%, 3/11/25	114	116
991997912.UG.FTS.B, 28.98%, 3/11/25	465	483
991999549.UG.FTS.B, 28.98%, 3/11/25	267	278
992000896.UG.FTS.B, 28.98%, 3/11/25	136	139

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	89

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992001193.UG.FTS.B, 28.98%, 3/11/25	$–	$–
992011471.UG.FTS.B, 28.98%, 3/11/25	478	494
992016038.UG.FTS.B, 28.98%, 3/11/25	108	110
992016258.UG.FTS.B, 28.98%, 3/11/25	326	337
992023534.UG.FTS.B, 28.98%, 3/11/25	62	63
992025833.UG.FTS.B, 28.98%, 3/11/25	15	15
992037045.UG.FTS.B, 28.98%, 3/11/25	335	342
992037522.UG.FTS.B, 28.98%, 3/11/25	159	162
992040822.UG.FTS.B, 28.98%, 3/11/25	595	621
992047309.UG.FTS.B, 28.98%, 3/11/25	791	825
992047615.UG.FTS.B, 28.98%, 3/11/25	811	835
992051819.UG.FTS.B, 28.98%, 3/11/25	23	23
992053296.UG.FTS.B, 28.98%, 3/11/25	357	368
992058151.UG.FTS.B, 28.98%, 3/11/25	127	128
992058413.UG.FTS.B, 28.98%, 3/11/25	144	151
992059286.UG.FTS.B, 28.98%, 3/11/25	126	130
992063791.UG.FTS.B, 28.98%, 3/11/25	202	211
992066045.UG.FTS.B, 28.98%, 3/11/25	632	659
992081943.UG.FTS.B, 28.98%, 3/11/25	487	494
992087191.UG.FTS.B, 28.98%, 3/11/25	71	74
992089935.UG.FTS.B, 28.98%, 3/11/25	326	328
992097011.UG.FTS.B, 28.98%, 3/11/25	78	80
992103031.UG.FTS.B, 28.98%, 3/11/25	447	–
992103102.UG.FTS.B, 28.98%, 3/11/25	919	952
992107143.UG.FTS.B, 28.98%, 3/11/25	127	132
992108750.UG.FTS.B, 28.98%, 3/11/25	51	52
992126188.UG.FTS.B, 28.98%, 3/11/25	2	2
992132545.UG.FTS.B, 28.98%, 3/11/25	131	137
992148737.UG.FTS.B, 28.98%, 3/11/25	226	229
992154044.UG.FTS.B, 28.98%, 3/11/25	24	24
992164863.UG.FTS.B, 28.98%, 3/11/25	110	115
992170854.UG.FTS.B, 28.98%, 3/11/25	–	–
992181823.UG.FTS.B, 28.98%, 3/11/25	252	261
992182107.UG.FTS.B, 28.98%, 3/11/25	244	252
992203919.UG.FTS.B, 28.98%, 3/11/25	36	37
992212028.UG.FTS.B, 28.98%, 3/11/25	201	208
992222254.UG.FTS.B, 28.98%, 3/11/25	8	8
992233151.UG.FTS.B, 28.98%, 3/11/25	6	6
992238338.UG.FTS.B, 28.98%, 3/11/25	102	7
992239076.UG.FTS.B, 28.98%, 3/11/25	249	257
992248314.UG.FTS.B, 28.98%, 3/11/25	259	268
992029745.UG.FTS.B, 29.45%, 3/11/25	58	60
991963425.UG.FTS.B, 29.46%, 3/11/25	199	112
991968571.UG.FTS.B, 29.46%, 3/11/25	236	235
991988255.UG.FTS.B, 29.46%, 3/11/25	174	182
991991096.UG.FTS.B, 29.46%, 3/11/25	183	190
991993331.UG.FTS.B, 29.46%, 3/11/25	177	182
992006452.UG.FTS.B, 29.46%, 3/11/25	268	275
992044734.UG.FTS.B, 29.46%, 3/11/25	247	65
992079289.UG.FTS.B, 29.46%, 3/11/25	66	66
992120587.UG.FTS.B, 29.46%, 3/11/25	122	127
992154627.UG.FTS.B, 29.46%, 3/11/25	96	97
992158845.UG.FTS.B, 29.46%, 3/11/25	203	208
992201881.UG.FTS.B, 29.46%, 3/11/25	177	181
991971148.UG.FTS.B, 29.47%, 3/11/25	609	173
991984009.UG.FTS.B, 29.47%, 3/11/25	377	395
991991818.UG.FTS.B, 29.47%, 3/11/25	95	7
992011703.UG.FTS.B, 29.47%, 3/11/25	126	131

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992017890.UG.FTS.B, 29.47%, 3/11/25	$59	$60
992100125.UG.FTS.B, 29.47%, 3/11/25	200	204
992214422.UG.FTS.B, 29.47%, 3/11/25	91	95
991967374.UG.FTS.B, 29.48%, 3/11/25	172	181
991980731.UG.FTS.B, 29.48%, 3/11/25	84	88
992029150.UG.FTS.B, 29.48%, 3/11/25	116	17
992063913.UG.FTS.B, 29.48%, 3/11/25	265	72
992070566.UG.FTS.B, 29.48%, 3/11/25	207	217
992072427.UG.FTS.B, 29.48%, 3/11/25	265	267
991964812.UG.FTS.B, 29.49%, 3/11/25	882	61
991965941.UG.FTS.B, 29.49%, 3/11/25	144	38
991966429.UG.FTS.B, 29.49%, 3/11/25	34	35
991966840.UG.FTS.B, 29.49%, 3/11/25	350	364
991967604.UG.FTS.B, 29.49%, 3/11/25	63	66
991967652.UG.FTS.B, 29.49%, 3/11/25	22	22
991969491.UG.FTS.B, 29.49%, 3/11/25	444	149
991970083.UG.FTS.B, 29.49%, 3/11/25	82	87
991970299.UG.FTS.B, 29.49%, 3/11/25	55	16
991973725.UG.FTS.B, 29.49%, 3/11/25	456	32
991978479.UG.FTS.B, 29.49%, 3/11/25	159	41
991979745.UG.FTS.B, 29.49%, 3/11/25	393	408
991980333.UG.FTS.B, 29.49%, 3/11/25	128	129
991983215.UG.FTS.B, 29.49%, 3/11/25	63	–
991984234.UG.FTS.B, 29.49%, 3/11/25	72	72
991987180.UG.FTS.B, 29.49%, 3/11/25	98	101
991988975.UG.FTS.B, 29.49%, 3/11/25	49	15
991992147.UG.FTS.B, 29.49%, 3/11/25	354	362
991995847.UG.FTS.B, 29.49%, 3/11/25	33	13
992000864.UG.FTS.B, 29.49%, 3/11/25	147	146
992001512.UG.FTS.B, 29.49%, 3/11/25	5	5
992003237.UG.FTS.B, 29.49%, 3/11/25	429	440
992005349.UG.FTS.B, 29.49%, 3/11/25	212	29
992007891.UG.FTS.B, 29.49%, 3/11/25	107	112
992011020.UG.FTS.B, 29.49%, 3/11/25	90	93
992020484.UG.FTS.B, 29.49%, 3/11/25	208	212
992021917.UG.FTS.B, 29.49%, 3/11/25	80	80
992024970.UG.FTS.B, 29.49%, 3/11/25	1,447	1,509
992025369.UG.FTS.B, 29.49%, 3/11/25	54	55
992027348.UG.FTS.B, 29.49%, 3/11/25	65	67
992028716.UG.FTS.B, 29.49%, 3/11/25	110	110
992035063.UG.FTS.B, 29.49%, 3/11/25	260	262
992036479.UG.FTS.B, 29.49%, 3/11/25	189	198
992037631.UG.FTS.B, 29.49%, 3/11/25	93	97
992042561.UG.FTS.B, 29.49%, 3/11/25	29	2
992046940.UG.FTS.B, 29.49%, 3/11/25	271	271
992065664.UG.FTS.B, 29.49%, 3/11/25	1,123	1,171
992066264.UG.FTS.B, 29.49%, 3/11/25	208	213
992071400.UG.FTS.B, 29.49%, 3/11/25	391	408
992073550.UG.FTS.B, 29.49%, 3/11/25	141	145
992074666.UG.FTS.B, 29.49%, 3/11/25	69	72
992081049.UG.FTS.B, 29.49%, 3/11/25	117	123
992082171.UG.FTS.B, 29.49%, 3/11/25	269	282
992084727.UG.FTS.B, 29.49%, 3/11/25	224	232
992085469.UG.FTS.B, 29.49%, 3/11/25	216	220
992086252.UG.FTS.B, 29.49%, 3/11/25	175	183
992086896.UG.FTS.B, 29.49%, 3/11/25	70	–
992088861.UG.FTS.B, 29.49%, 3/11/25	134	140
992093860.UG.FTS.B, 29.49%, 3/11/25	51	51

90	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992107551.UG.FTS.B, 29.49%, 3/11/25	$228	$233
992109311.UG.FTS.B, 29.49%, 3/11/25	197	201
992111302.UG.FTS.B, 29.49%, 3/11/25	8	8
992123707.UG.FTS.B, 29.49%, 3/11/25	1,049	1,089
992126616.UG.FTS.B, 29.49%, 3/11/25	81	34
992151581.UG.FTS.B, 29.49%, 3/11/25	28	28
992170616.UG.FTS.B, 29.49%, 3/11/25	166	171
992172061.UG.FTS.B, 29.49%, 3/11/25	98	99
992179156.UG.FTS.B, 29.49%, 3/11/25	13	13
992188521.UG.FTS.B, 29.49%, 3/11/25	231	65
992195040.UG.FTS.B, 29.49%, 3/11/25	76	78
992196015.UG.FTS.B, 29.49%, 3/11/25	1,096	1,114
992202400.UG.FTS.B, 29.49%, 3/11/25	97	101
992217835.UG.FTS.B, 29.49%, 3/11/25	157	163
992217989.UG.FTS.B, 29.49%, 3/11/25	1,460	1,516
992235769.UG.FTS.B, 29.49%, 3/11/25	81	84
992248004.UG.FTS.B, 29.49%, 3/11/25	780	809
991974684.UG.FTS.B, 19.99%, 3/12/25	89	93
991986121.UG.FTS.B, 19.99%, 3/12/25	1,038	1,083
991987773.UG.FTS.B, 19.99%, 3/12/25	2,450	2,554
991990312.UG.FTS.B, 19.99%, 3/12/25	937	978
991990562.UG.FTS.B, 19.99%, 3/12/25	146	153
991992249.UG.FTS.B, 19.99%, 3/12/25	1,879	1,895
991993356.UG.FTS.B, 19.99%, 3/12/25	354	355
991993747.UG.FTS.B, 19.99%, 3/12/25	102	106
991996094.UG.FTS.B, 19.99%, 3/12/25	130	133
991998238.UG.FTS.B, 19.99%, 3/12/25	2,786	2,858
991999661.UG.FTS.B, 19.99%, 3/12/25	315	329
992005951.UG.FTS.B, 19.99%, 3/12/25	485	491
992017079.UG.FTS.B, 19.99%, 3/12/25	87	11
992023200.UG.FTS.B, 19.99%, 3/12/25	296	309
992059475.UG.FTS.B, 19.99%, 3/12/25	270	19
992074963.UG.FTS.B, 19.99%, 3/12/25	37	15
992101937.UG.FTS.B, 19.99%, 3/12/25	12	12
992117451.UG.FTS.B, 19.99%, 3/12/25	66	69
992177562.UG.FTS.B, 19.99%, 3/12/25	1,129	1,175
992185573.UG.FTS.B, 19.99%, 3/12/25	294	306
992213000.UG.FTS.B, 19.99%, 3/12/25	27	–
991990658.UG.FTS.B, 25.95%, 3/12/25	628	631
991995347.UG.FTS.B, 25.95%, 3/12/25	859	114
991995390.UG.FTS.B, 26.94%, 3/12/25	783	804
992031773.UG.FTS.B, 26.94%, 3/12/25	204	14
992069949.UG.FTS.B, 26.94%, 3/12/25	80	20
991977693.UG.FTS.B, 28.98%, 3/12/25	535	548
991978502.UG.FTS.B, 28.98%, 3/12/25	174	55
991979961.UG.FTS.B, 28.98%, 3/12/25	90	13
991980708.UG.FTS.B, 28.98%, 3/12/25	414	425
991982221.UG.FTS.B, 28.98%, 3/12/25	383	26
991987046.UG.FTS.B, 28.98%, 3/12/25	91	93
991987070.UG.FTS.B, 28.98%, 3/12/25	504	505
991987508.UG.FTS.B, 28.98%, 3/12/25	–	–
991987883.UG.FTS.B, 28.98%, 3/12/25	137	140
991987890.UG.FTS.B, 28.98%, 3/12/25	144	150
991988065.UG.FTS.B, 28.98%, 3/12/25	287	298
991988716.UG.FTS.B, 28.98%, 3/12/25	75	77
991991251.UG.FTS.B, 28.98%, 3/12/25	–	–
991991706.UG.FTS.B, 28.98%, 3/12/25	429	447
991991798.UG.FTS.B, 28.98%, 3/12/25	416	111

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
991992864.UG.FTS.B, 28.98%, 3/12/25	$306	$89
991992907.UG.FTS.B, 28.98%, 3/12/25	907	125
991992965.UG.FTS.B, 28.98%, 3/12/25	483	503
991993120.UG.FTS.B, 28.98%, 3/12/25	45	46
991993141.UG.FTS.B, 28.98%, 3/12/25	601	627
991993852.UG.FTS.B, 28.98%, 3/12/25	5,294	5,526
991994281.UG.FTS.B, 28.98%, 3/12/25	1,442	97
991994329.UG.FTS.B, 28.98%, 3/12/25	618	630
991994726.UG.FTS.B, 28.98%, 3/12/25	578	603
991994997.UG.FTS.B, 28.98%, 3/12/25	1,139	1,189
991996150.UG.FTS.B, 28.98%, 3/12/25	463	483
991998887.UG.FTS.B, 28.98%, 3/12/25	383	390
991999636.UG.FTS.B, 28.98%, 3/12/25	28	2
992002963.UG.FTS.B, 28.98%, 3/12/25	34	34
992002976.UG.FTS.B, 28.98%, 3/12/25	266	277
992004292.UG.FTS.B, 28.98%, 3/12/25	3,179	3,318
992007915.UG.FTS.B, 28.98%, 3/12/25	85	88
992009447.UG.FTS.B, 28.98%, 3/12/25	159	46
992010449.UG.FTS.B, 28.98%, 3/12/25	184	192
992012310.UG.FTS.B, 28.98%, 3/12/25	79	79
992014247.UG.FTS.B, 28.98%, 3/12/25	60	61
992015058.UG.FTS.B, 28.98%, 3/12/25	206	213
992021489.UG.FTS.B, 28.98%, 3/12/25	122	17
992030698.UG.FTS.B, 28.98%, 3/12/25	1,638	1,694
992039233.UG.FTS.B, 28.98%, 3/12/25	247	34
992044157.UG.FTS.B, 28.98%, 3/12/25	314	321
992044551.UG.FTS.B, 28.98%, 3/12/25	381	387
992044814.UG.FTS.B, 28.98%, 3/12/25	208	209
992045450.UG.FTS.B, 28.98%, 3/12/25	204	28
992047191.UG.FTS.B, 28.98%, 3/12/25	1,003	1,044
992048204.UG.FTS.B, 28.98%, 3/12/25	76	78
992054695.UG.FTS.B, 28.98%, 3/12/25	68	–
992055434.UG.FTS.B, 28.98%, 3/12/25	462	482
992060145.UG.FTS.B, 28.98%, 3/12/25	92	95
992071635.UG.FTS.B, 28.98%, 3/12/25	122	123
992072262.UG.FTS.B, 28.98%, 3/12/25	520	520
992073366.UG.FTS.B, 28.98%, 3/12/25	98	100
992090336.UG.FTS.B, 28.98%, 3/12/25	210	218
992094662.UG.FTS.B, 28.98%, 3/12/25	37	37
992100185.UG.FTS.B, 28.98%, 3/12/25	1,324	1,368
992100442.UG.FTS.B, 28.98%, 3/12/25	23	23
992110250.UG.FTS.B, 28.98%, 3/12/25	157	164
992112480.UG.FTS.B, 28.98%, 3/12/25	313	327
992112886.UG.FTS.B, 28.98%, 3/12/25	136	141
992113271.UG.FTS.B, 28.98%, 3/12/25	502	121
992120153.UG.FTS.B, 28.98%, 3/12/25	682	698
992127800.UG.FTS.B, 28.98%, 3/12/25	91	94
992128185.UG.FTS.B, 28.98%, 3/12/25	394	407
992134637.UG.FTS.B, 28.98%, 3/12/25	56	57
992140611.UG.FTS.B, 28.98%, 3/12/25	66	69
992140679.UG.FTS.B, 28.98%, 3/12/25	350	47
992140683.UG.FTS.B, 28.98%, 3/12/25	591	606
992151456.UG.FTS.B, 28.98%, 3/12/25	45	46
992155285.UG.FTS.B, 28.98%, 3/12/25	784	818
992166477.UG.FTS.B, 28.98%, 3/12/25	312	325
992169826.UG.FTS.B, 28.98%, 3/12/25	68	9
992172709.UG.FTS.B, 28.98%, 3/12/25	74	77
992197128.UG.FTS.B, 28.98%, 3/12/25	315	320

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	91

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992202812.UG.FTS.B, 28.98%, 3/12/25	$28	$28
992204705.UG.FTS.B, 28.98%, 3/12/25	177	182
992228774.UG.FTS.B, 28.98%, 3/12/25	73	75
992229520.UG.FTS.B, 28.98%, 3/12/25	467	120
992247166.UG.FTS.B, 28.98%, 3/12/25	104	107
991989548.UG.FTS.B, 29.45%, 3/12/25	474	494
991990731.UG.FTS.B, 29.45%, 3/12/25	2,098	2,159
991991384.UG.FTS.B, 29.45%, 3/12/25	822	856
991986129.UG.FTS.B, 29.46%, 3/12/25	397	415
991989663.UG.FTS.B, 29.46%, 3/12/25	358	372
991994387.UG.FTS.B, 29.46%, 3/12/25	1,404	368
991994629.UG.FTS.B, 29.46%, 3/12/25	1,396	361
991995497.UG.FTS.B, 29.46%, 3/12/25	682	703
992006408.UG.FTS.B, 29.46%, 3/12/25	241	244
992007099.UG.FTS.B, 29.46%, 3/12/25	301	313
991989007.UG.FTS.B, 29.47%, 3/12/25	308	45
991994040.UG.FTS.B, 29.47%, 3/12/25	215	219
991994628.UG.FTS.B, 29.47%, 3/12/25	2,522	2,635
991995419.UG.FTS.B, 29.47%, 3/12/25	87	90
992025113.UG.FTS.B, 29.47%, 3/12/25	53	27
992055586.UG.FTS.B, 29.47%, 3/12/25	15	16
992066355.UG.FTS.B, 29.47%, 3/12/25	132	136
991987387.UG.FTS.B, 29.48%, 3/12/25	1,053	277
991987928.UG.FTS.B, 29.48%, 3/12/25	1,420	1,492
991990060.UG.FTS.B, 29.48%, 3/12/25	336	340
991991882.UG.FTS.B, 29.48%, 3/12/25	955	992
991994796.UG.FTS.B, 29.48%, 3/12/25	235	234
991994940.UG.FTS.B, 29.48%, 3/12/25	523	531
991995247.UG.FTS.B, 29.48%, 3/12/25	656	671
992133983.UG.FTS.B, 29.48%, 3/12/25	203	211
991977203.UG.FTS.B, 29.49%, 3/12/25	214	221
991980382.UG.FTS.B, 29.49%, 3/12/25	37	38
991980527.UG.FTS.B, 29.49%, 3/12/25	1,109	1,136
991983424.UG.FTS.B, 29.49%, 3/12/25	58	61
991983750.UG.FTS.B, 29.49%, 3/12/25	370	–
991987141.UG.FTS.B, 29.49%, 3/12/25	1,722	1,816
991988086.UG.FTS.B, 29.49%, 3/12/25	1,014	1,064
991989453.UG.FTS.B, 29.49%, 3/12/25	169	169
991990855.UG.FTS.B, 29.49%, 3/12/25	720	751
991991523.UG.FTS.B, 29.49%, 3/12/25	818	216
991991745.UG.FTS.B, 29.49%, 3/12/25	1,994	2,104
991991963.UG.FTS.B, 29.49%, 3/12/25	457	63
991993361.UG.FTS.B, 29.49%, 3/12/25	1,996	2,108
991994236.UG.FTS.B, 29.49%, 3/12/25	798	843
991994319.UG.FTS.B, 29.49%, 3/12/25	937	989
991994330.UG.FTS.B, 29.49%, 3/12/25	926	–
991995051.UG.FTS.B, 29.49%, 3/12/25	276	276
991995510.UG.FTS.B, 29.49%, 3/12/25	991	1,040
991997278.UG.FTS.B, 29.49%, 3/12/25	137	143
991997790.UG.FTS.B, 29.49%, 3/12/25	24	24
992000377.UG.FTS.B, 29.49%, 3/12/25	248	255
992000397.UG.FTS.B, 29.49%, 3/12/25	135	9
992000795.UG.FTS.B, 29.49%, 3/12/25	5	5
992002282.UG.FTS.B, 29.49%, 3/12/25	11	11
992004355.UG.FTS.B, 29.49%, 3/12/25	965	–
992005877.UG.FTS.B, 29.49%, 3/12/25	–	–
992007425.UG.FTS.B, 29.49%, 3/12/25	163	166
992008926.UG.FTS.B, 29.49%, 3/12/25	426	444

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992009637.UG.FTS.B, 29.49%, 3/12/25	$97	$14
992010263.UG.FTS.B, 29.49%, 3/12/25	210	211
992010952.UG.FTS.B, 29.49%, 3/12/25	51	53
992013223.UG.FTS.B, 29.49%, 3/12/25	418	431
992019142.UG.FTS.B, 29.49%, 3/12/25	6	6
992019716.UG.FTS.B, 29.49%, 3/12/25	59	61
992021257.UG.FTS.B, 29.49%, 3/12/25	337	348
992022552.UG.FTS.B, 29.49%, 3/12/25	85	89
992024088.UG.FTS.B, 29.49%, 3/12/25	129	130
992025987.UG.FTS.B, 29.49%, 3/12/25	107	28
992028970.UG.FTS.B, 29.49%, 3/12/25	141	10
992031894.UG.FTS.B, 29.49%, 3/12/25	450	475
992032191.UG.FTS.B, 29.49%, 3/12/25	41	41
992034628.UG.FTS.B, 29.49%, 3/12/25	277	282
992035645.UG.FTS.B, 29.49%, 3/12/25	92	97
992035786.UG.FTS.B, 29.49%, 3/12/25	1,588	1,677
992039343.UG.FTS.B, 29.49%, 3/12/25	262	269
992040849.UG.FTS.B, 29.49%, 3/12/25	10	10
992054780.UG.FTS.B, 29.49%, 3/12/25	145	151
992059917.UG.FTS.B, 29.49%, 3/12/25	1,245	1,297
992062759.UG.FTS.B, 29.49%, 3/12/25	152	155
992063028.UG.FTS.B, 29.49%, 3/12/25	300	316
992064759.UG.FTS.B, 29.49%, 3/12/25	68	71
992066033.UG.FTS.B, 29.49%, 3/12/25	62	64
992073351.UG.FTS.B, 29.49%, 3/12/25	36	37
992077273.UG.FTS.B, 29.49%, 3/12/25	158	167
992077869.UG.FTS.B, 29.49%, 3/12/25	266	267
992081543.UG.FTS.B, 29.49%, 3/12/25	26	26
992089447.UG.FTS.B, 29.49%, 3/12/25	32	33
992092159.UG.FTS.B, 29.49%, 3/12/25	1,051	1,109
992093151.UG.FTS.B, 29.49%, 3/12/25	173	179
992095056.UG.FTS.B, 29.49%, 3/12/25	120	127
992098219.UG.FTS.B, 29.49%, 3/12/25	514	542
992098441.UG.FTS.B, 29.49%, 3/12/25	792	823
992100561.UG.FTS.B, 29.49%, 3/12/25	53	53
992108295.UG.FTS.B, 29.49%, 3/12/25	25	10
992110271.UG.FTS.B, 29.49%, 3/12/25	70	71
992135434.UG.FTS.B, 29.49%, 3/12/25	–	–
992137600.UG.FTS.B, 29.49%, 3/12/25	545	571
992143879.UG.FTS.B, 29.49%, 3/12/25	120	122
992147400.UG.FTS.B, 29.49%, 3/12/25	55	57
992157569.UG.FTS.B, 29.49%, 3/12/25	171	177
992159029.UG.FTS.B, 29.49%, 3/12/25	264	18
992159120.UG.FTS.B, 29.49%, 3/12/25	335	341
992162823.UG.FTS.B, 29.49%, 3/12/25	84	87
992163923.UG.FTS.B, 29.49%, 3/12/25	75	79
992167273.UG.FTS.B, 29.49%, 3/12/25	105	110
992167277.UG.FTS.B, 29.49%, 3/12/25	526	541
992167738.UG.FTS.B, 29.49%, 3/12/25	475	497
992167986.UG.FTS.B, 29.49%, 3/12/25	33	34
992171416.UG.FTS.B, 29.49%, 3/12/25	94	97
992175112.UG.FTS.B, 29.49%, 3/12/25	27	28
992178667.UG.FTS.B, 29.49%, 3/12/25	84	6
992181548.UG.FTS.B, 29.49%, 3/12/25	208	217
992189183.UG.FTS.B, 29.49%, 3/12/25	2,574	2,601
992189290.UG.FTS.B, 29.49%, 3/12/25	183	193
992200227.UG.FTS.B, 29.49%, 3/12/25	48	49
992204979.UG.FTS.B, 29.49%, 3/12/25	476	481

92	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992230372.UG.FTS.B, 29.49%, 3/12/25	$217	$224
992237645.UG.FTS.B, 29.49%, 3/12/25	835	871
992257397.UG.FTS.B, 29.49%, 3/12/25	361	374
992221575.UG.FTS.B, 28.98%, 3/13/25	223	15
992223214.UG.FTS.B, 28.98%, 3/13/25	45	15
992228277.UG.FTS.B, 28.98%, 3/13/25	2,205	–
992252799.UG.FTS.B, 28.98%, 3/13/25	208	216
992256231.UG.FTS.B, 28.98%, 3/13/25	88	91
992257494.UG.FTS.B, 28.98%, 3/13/25	611	632
992223485.UG.FTS.B, 29.49%, 3/13/25	81	84
992223722.UG.FTS.B, 29.49%, 3/13/25	–	–
992230170.UG.FTS.B, 29.49%, 3/13/25	78	20
992236810.UG.FTS.B, 29.49%, 3/13/25	154	157
992253061.UG.FTS.B, 29.49%, 3/13/25	107	111
992223650.UG.FTS.B, 28.98%, 3/14/25	55	56
992243808.UG.FTS.B, 28.98%, 3/14/25	177	184
992249792.UG.FTS.B, 28.98%, 3/14/25	103	106
992236796.UG.FTS.B, 29.49%, 3/14/25	69	72
992236869.UG.FTS.B, 29.49%, 3/14/25	661	171
992240511.UG.FTS.B, 29.49%, 3/14/25	97	99
992247445.UG.FTS.B, 29.49%, 3/14/25	1,338	1,385
992220612.UG.FTS.B, 19.21%, 3/15/25	1,216	1,238
992228652.UG.FTS.B, 19.99%, 3/15/25	249	19
992241532.UG.FTS.B, 19.99%, 3/15/25	73	75
992238765.UG.FTS.B, 20.97%, 3/15/25	227	231
992256512.UG.FTS.B, 22.97%, 3/15/25	948	965
992235062.UG.FTS.B, 27.95%, 3/15/25	175	181
992235376.UG.FTS.B, 28.98%, 3/15/25	104	108
992249106.UG.FTS.B, 28.98%, 3/15/25	221	228
992256826.UG.FTS.B, 28.98%, 3/15/25	416	431
992256568.UG.FTS.B, 29.46%, 3/15/25	167	12
992246432.UG.FTS.B, 29.47%, 3/15/25	98	102
992221265.UG.FTS.B, 29.49%, 3/15/25	194	200
992225292.UG.FTS.B, 29.49%, 3/15/25	62	65
992230655.UG.FTS.B, 29.49%, 3/15/25	520	538
992234833.UG.FTS.B, 29.49%, 3/15/25	389	–
992086808.UG.FTS.B, 15.97%, 3/20/25	4	4
992085945.UG.FTS.B, 19.99%, 3/20/25	34	34
992326552.UG.FTS.B, 19.99%, 3/20/25	3	3
992260213.UG.FTS.B, 23.95%, 3/20/25	9	9
992163725.UG.FTS.B, 26.48%, 3/20/25	27	27
992075303.UG.FTS.B, 28.98%, 3/20/25	6	6
992086215.UG.FTS.B, 28.98%, 3/20/25	33	33
992146339.UG.FTS.B, 28.98%, 3/20/25	9	9
992185248.UG.FTS.B, 28.98%, 3/20/25	4	4
992088160.UG.FTS.B, 29.46%, 3/20/25	26	26
992104277.UG.FTS.B, 29.49%, 3/20/25	21	21
992110206.UG.FTS.B, 29.49%, 3/20/25	17	17
992100473.UG.FTS.B, 19.99%, 3/21/25	65	68
992109544.UG.FTS.B, 19.99%, 3/21/25	129	134
992162015.UG.FTS.B, 19.99%, 3/21/25	145	152
992179076.UG.FTS.B, 19.99%, 3/21/25	112	118
992073583.UG.FTS.B, 20.46%, 3/21/25	2,086	2,130
992207343.UG.FTS.B, 27.95%, 3/21/25	30	31
992071680.UG.FTS.B, 27.99%, 3/21/25	247	259
992060839.UG.FTS.B, 28.98%, 3/21/25	102	107
992063879.UG.FTS.B, 28.98%, 3/21/25	98	102
992069610.UG.FTS.B, 28.98%, 3/21/25	463	480

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992069661.UG.FTS.B, 28.98%, 3/21/25	$1,467	$213
992069739.UG.FTS.B, 28.98%, 3/21/25	95	95
992070914.UG.FTS.B, 28.98%, 3/21/25	568	595
992071845.UG.FTS.B, 28.98%, 3/21/25	143	143
992072135.UG.FTS.B, 28.98%, 3/21/25	712	730
992073866.UG.FTS.B, 28.98%, 3/21/25	172	176
992147792.UG.FTS.B, 28.98%, 3/21/25	143	146
992208341.UG.FTS.B, 28.98%, 3/21/25	130	135
992311154.UG.FTS.B, 28.98%, 3/21/25	1,200	82
992059747.UG.FTS.B, 29.45%, 3/21/25	1,190	1,221
992064315.UG.FTS.B, 29.46%, 3/21/25	121	–
992068733.UG.FTS.B, 29.46%, 3/21/25	306	311
992110512.UG.FTS.B, 29.46%, 3/21/25	129	135
992207607.UG.FTS.B, 29.47%, 3/21/25	632	654
992325863.UG.FTS.B, 29.47%, 3/21/25	155	158
992182855.UG.FTS.B, 29.48%, 3/21/25	223	227
992063598.UG.FTS.B, 29.49%, 3/21/25	164	170
992065896.UG.FTS.B, 29.49%, 3/21/25	45	46
992068103.UG.FTS.B, 29.49%, 3/21/25	512	–
992068136.UG.FTS.B, 29.49%, 3/21/25	–	–
992069095.UG.FTS.B, 29.49%, 3/21/25	863	903
992069341.UG.FTS.B, 29.49%, 3/21/25	1,255	1,290
992077562.UG.FTS.B, 29.49%, 3/21/25	77	81
992079050.UG.FTS.B, 29.49%, 3/21/25	87	91
992081940.UG.FTS.B, 29.49%, 3/21/25	87	89
992084472.UG.FTS.B, 29.49%, 3/21/25	353	365
992098239.UG.FTS.B, 29.49%, 3/21/25	82	87
992115851.UG.FTS.B, 29.49%, 3/21/25	144	151
992129802.UG.FTS.B, 29.49%, 3/21/25	713	741
992146320.UG.FTS.B, 29.49%, 3/21/25	121	124
992149772.UG.FTS.B, 29.49%, 3/21/25	362	380
992154745.UG.FTS.B, 29.49%, 3/21/25	37	–
992226859.UG.FTS.B, 29.49%, 3/21/25	68	69
992235469.UG.FTS.B, 29.49%, 3/21/25	402	414
992300395.UG.FTS.B, 29.49%, 3/21/25	710	729
992306353.UG.FTS.B, 29.49%, 3/21/25	79	83
992346285.UG.FTS.B, 29.49%, 3/21/25	1	1
992073990.UG.FTS.B, 19.99%, 3/22/25	175	176
992084950.UG.FTS.B, 19.99%, 3/22/25	406	425
992104704.UG.FTS.B, 19.99%, 3/22/25	45	45
992273958.UG.FTS.B, 27.95%, 3/22/25	25	26
992108469.UG.FTS.B, 27.99%, 3/22/25	201	210
992084233.UG.FTS.B, 28.98%, 3/22/25	837	874
992108895.UG.FTS.B, 28.98%, 3/22/25	177	185
992127587.UG.FTS.B, 28.98%, 3/22/25	243	255
992141907.UG.FTS.B, 28.98%, 3/22/25	102	106
992307933.UG.FTS.B, 28.98%, 3/22/25	55	57
992078127.UG.FTS.B, 29.45%, 3/22/25	–	–
992078559.UG.FTS.B, 29.45%, 3/22/25	38	38
992076170.UG.FTS.B, 29.46%, 3/22/25	230	239
992097805.UG.FTS.B, 29.46%, 3/22/25	2,308	333
992068177.UG.FTS.B, 29.47%, 3/22/25	783	797
992069850.UG.FTS.B, 29.47%, 3/22/25	88	90
992081607.UG.FTS.B, 29.48%, 3/22/25	607	618
992071257.UG.FTS.B, 29.49%, 3/22/25	16	16
992080495.UG.FTS.B, 29.49%, 3/22/25	160	166
992081357.UG.FTS.B, 29.49%, 3/22/25	410	433
992100390.UG.FTS.B, 29.49%, 3/22/25	79	83

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	93

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992135888.UG.FTS.B, 29.49%, 3/22/25	$121	$122
992161706.UG.FTS.B, 29.49%, 3/22/25	179	185
992192981.UG.FTS.B, 29.49%, 3/22/25	386	401
992332963.UG.FTS.B, 29.49%, 3/22/25	71	74
992334799.UG.FTS.B, 29.49%, 3/22/25	32	33
992344234.UG.FTS.B, 29.49%, 3/22/25	101	105
992203745.UG.FTS.B, 14%, 3/23/25	302	309
992075269.UG.FTS.B, 16.99%, 3/23/25	181	185
992090809.UG.FTS.B, 16.99%, 3/23/25	1,691	1,734
992103353.UG.FTS.B, 18.97%, 3/23/25	876	893
992294593.UG.FTS.B, 18.97%, 3/23/25	404	412
992088508.UG.FTS.B, 19.21%, 3/23/25	1,262	1,294
992076512.UG.FTS.B, 19.99%, 3/23/25	339	355
992078517.UG.FTS.B, 19.99%, 3/23/25	1,344	1,392
992080903.UG.FTS.B, 19.99%, 3/23/25	27	27
992084160.UG.FTS.B, 19.99%, 3/23/25	33	34
992084678.UG.FTS.B, 19.99%, 3/23/25	117	119
992085309.UG.FTS.B, 19.99%, 3/23/25	163	21
992086106.UG.FTS.B, 19.99%, 3/23/25	100	101
992094531.UG.FTS.B, 19.99%, 3/23/25	61	62
992103634.UG.FTS.B, 19.99%, 3/23/25	605	613
992114995.UG.FTS.B, 19.99%, 3/23/25	176	178
992118648.UG.FTS.B, 19.99%, 3/23/25	395	414
992120079.UG.FTS.B, 19.99%, 3/23/25	141	146
992139407.UG.FTS.B, 19.99%, 3/23/25	300	315
992141420.UG.FTS.B, 19.99%, 3/23/25	252	262
992147344.UG.FTS.B, 19.99%, 3/23/25	276	288
992183886.UG.FTS.B, 19.99%, 3/23/25	86	90
992214478.UG.FTS.B, 19.99%, 3/23/25	42	43
992222263.UG.FTS.B, 19.99%, 3/23/25	874	915
992229695.UG.FTS.B, 19.99%, 3/23/25	159	162
992284656.UG.FTS.B, 19.99%, 3/23/25	313	328
992321872.UG.FTS.B, 19.99%, 3/23/25	109	113
992092690.UG.FTS.B, 20.45%, 3/23/25	2,236	2,300
992090458.UG.FTS.B, 20.46%, 3/23/25	1,737	1,783
992090758.UG.FTS.B, 20.46%, 3/23/25	1,092	1,108
992092369.UG.FTS.B, 20.46%, 3/23/25	102	103
992117378.UG.FTS.B, 20.46%, 3/23/25	727	742
992089155.UG.FTS.B, 20.97%, 3/23/25	324	330
992091418.UG.FTS.B, 21.46%, 3/23/25	528	543
992092299.UG.FTS.B, 21.98%, 3/23/25	1,257	1,293
992101029.UG.FTS.B, 22.97%, 3/23/25	56	57
992082054.UG.FTS.B, 23.95%, 3/23/25	135	135
992090255.UG.FTS.B, 23.95%, 3/23/25	513	527
992299793.UG.FTS.B, 26.48%, 3/23/25	65	68
992090527.UG.FTS.B, 26.94%, 3/23/25	2,873	2,963
992092866.UG.FTS.B, 26.94%, 3/23/25	1,654	1,699
992083181.UG.FTS.B, 27.95%, 3/23/25	265	272
992085697.UG.FTS.B, 27.95%, 3/23/25	42	42
992127996.UG.FTS.B, 27.95%, 3/23/25	135	141
992172446.UG.FTS.B, 27.95%, 3/23/25	80	84
992173950.UG.FTS.B, 27.95%, 3/23/25	34	3
992227551.UG.FTS.B, 27.95%, 3/23/25	259	269
992248785.UG.FTS.B, 27.95%, 3/23/25	51	51
992253697.UG.FTS.B, 27.95%, 3/23/25	937	964
992261412.UG.FTS.B, 27.95%, 3/23/25	184	193
992076138.UG.FTS.B, 28.98%, 3/23/25	82	85
992076291.UG.FTS.B, 28.98%, 3/23/25	713	747

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992078321.UG.FTS.B, 28.98%, 3/23/25	$296	$24
992079604.UG.FTS.B, 28.98%, 3/23/25	428	439
992081513.UG.FTS.B, 28.98%, 3/23/25	52	54
992082410.UG.FTS.B, 28.98%, 3/23/25	751	787
992084885.UG.FTS.B, 28.98%, 3/23/25	233	234
992085160.UG.FTS.B, 28.98%, 3/23/25	144	148
992086210.UG.FTS.B, 28.98%, 3/23/25	1,002	1,049
992086845.UG.FTS.B, 28.98%, 3/23/25	175	183
992087922.UG.FTS.B, 28.98%, 3/23/25	1,553	1,628
992090957.UG.FTS.B, 28.98%, 3/23/25	189	198
992093517.UG.FTS.B, 28.98%, 3/23/25	91	95
992096907.UG.FTS.B, 28.98%, 3/23/25	18	18
992099728.UG.FTS.B, 28.98%, 3/23/25	82	86
992101005.UG.FTS.B, 28.98%, 3/23/25	53	55
992103758.UG.FTS.B, 28.98%, 3/23/25	96	97
992105540.UG.FTS.B, 28.98%, 3/23/25	818	833
992111381.UG.FTS.B, 28.98%, 3/23/25	191	200
992112512.UG.FTS.B, 28.98%, 3/23/25	313	328
992114867.UG.FTS.B, 28.98%, 3/23/25	32	33
992115078.UG.FTS.B, 28.98%, 3/23/25	83	87
992120216.UG.FTS.B, 28.98%, 3/23/25	128	134
992121451.UG.FTS.B, 28.98%, 3/23/25	222	228
992123440.UG.FTS.B, 28.98%, 3/23/25	793	826
992124776.UG.FTS.B, 28.98%, 3/23/25	28	28
992125987.UG.FTS.B, 28.98%, 3/23/25	85	–
992131302.UG.FTS.B, 28.98%, 3/23/25	33	34
992139646.UG.FTS.B, 28.98%, 3/23/25	87	90
992139915.UG.FTS.B, 28.98%, 3/23/25	366	384
992141770.UG.FTS.B, 28.98%, 3/23/25	503	522
992142185.UG.FTS.B, 28.98%, 3/23/25	738	761
992142312.UG.FTS.B, 28.98%, 3/23/25	93	97
992148319.UG.FTS.B, 28.98%, 3/23/25	219	229
992152825.UG.FTS.B, 28.98%, 3/23/25	413	434
992154713.UG.FTS.B, 28.98%, 3/23/25	26	27
992157302.UG.FTS.B, 28.98%, 3/23/25	106	110
992159141.UG.FTS.B, 28.98%, 3/23/25	263	275
992161777.UG.FTS.B, 28.98%, 3/23/25	–	–
992163634.UG.FTS.B, 28.98%, 3/23/25	162	–
992163686.UG.FTS.B, 28.98%, 3/23/25	464	486
992174066.UG.FTS.B, 28.98%, 3/23/25	1,303	1,364
992175330.UG.FTS.B, 28.98%, 3/23/25	317	332
992176589.UG.FTS.B, 28.98%, 3/23/25	211	221
992178085.UG.FTS.B, 28.98%, 3/23/25	21	21
992178200.UG.FTS.B, 28.98%, 3/23/25	84	84
992185135.UG.FTS.B, 28.98%, 3/23/25	526	552
992200304.UG.FTS.B, 28.98%, 3/23/25	224	233
992208856.UG.FTS.B, 28.98%, 3/23/25	104	107
992209732.UG.FTS.B, 28.98%, 3/23/25	161	168
992215052.UG.FTS.B, 28.98%, 3/23/25	154	161
992215525.UG.FTS.B, 28.98%, 3/23/25	82	85
992217550.UG.FTS.B, 28.98%, 3/23/25	146	152
992221459.UG.FTS.B, 28.98%, 3/23/25	260	272
992221788.UG.FTS.B, 28.98%, 3/23/25	129	135
992223285.UG.FTS.B, 28.98%, 3/23/25	83	87
992240272.UG.FTS.B, 28.98%, 3/23/25	419	425
992257313.UG.FTS.B, 28.98%, 3/23/25	366	383
992273158.UG.FTS.B, 28.98%, 3/23/25	419	438
992278830.UG.FTS.B, 28.98%, 3/23/25	678	710

94	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992284119.UG.FTS.B, 28.98%, 3/23/25	$79	$79
992292344.UG.FTS.B, 28.98%, 3/23/25	19	19
992295903.UG.FTS.B, 28.98%, 3/23/25	25	25
992300829.UG.FTS.B, 28.98%, 3/23/25	39	39
992302544.UG.FTS.B, 28.98%, 3/23/25	5	5
992312284.UG.FTS.B, 28.98%, 3/23/25	74	76
992312443.UG.FTS.B, 28.98%, 3/23/25	701	711
992318692.UG.FTS.B, 28.98%, 3/23/25	643	668
992321649.UG.FTS.B, 28.98%, 3/23/25	449	466
992322320.UG.FTS.B, 28.98%, 3/23/25	430	443
992331794.UG.FTS.B, 28.98%, 3/23/25	1,046	1,087
992345339.UG.FTS.B, 28.98%, 3/23/25	194	202
992091621.UG.FTS.B, 29.45%, 3/23/25	1,064	1,117
992091676.UG.FTS.B, 29.45%, 3/23/25	106	7
992092743.UG.FTS.B, 29.45%, 3/23/25	794	834
992094325.UG.FTS.B, 29.45%, 3/23/25	468	35
992095428.UG.FTS.B, 29.45%, 3/23/25	96	101
992107553.UG.FTS.B, 29.45%, 3/23/25	11	11
992131203.UG.FTS.B, 29.45%, 3/23/25	150	151
992154178.UG.FTS.B, 29.45%, 3/23/25	356	373
992159199.UG.FTS.B, 29.45%, 3/23/25	183	193
992219227.UG.FTS.B, 29.45%, 3/23/25	266	20
992260223.UG.FTS.B, 29.45%, 3/23/25	62	65
992075662.UG.FTS.B, 29.46%, 3/23/25	86	13
992079475.UG.FTS.B, 29.46%, 3/23/25	29	5
992080779.UG.FTS.B, 29.46%, 3/23/25	256	265
992085613.UG.FTS.B, 29.46%, 3/23/25	20	20
992089276.UG.FTS.B, 29.46%, 3/23/25	322	339
992099262.UG.FTS.B, 29.46%, 3/23/25	60	62
992234329.UG.FTS.B, 29.46%, 3/23/25	630	90
992236437.UG.FTS.B, 29.46%, 3/23/25	391	30
992093372.UG.FTS.B, 29.47%, 3/23/25	1,597	1,683
992098450.UG.FTS.B, 29.47%, 3/23/25	454	465
992128076.UG.FTS.B, 29.47%, 3/23/25	93	94
992173166.UG.FTS.B, 29.47%, 3/23/25	44	3
992230065.UG.FTS.B, 29.47%, 3/23/25	583	614
992092155.UG.FTS.B, 29.48%, 3/23/25	1,331	1,406
992100148.UG.FTS.B, 29.48%, 3/23/25	68	68
992115766.UG.FTS.B, 29.48%, 3/23/25	214	226
992119153.UG.FTS.B, 29.48%, 3/23/25	24	24
992269534.UG.FTS.B, 29.48%, 3/23/25	122	127
992270543.UG.FTS.B, 29.48%, 3/23/25	101	107
992075279.UG.FTS.B, 29.49%, 3/23/25	164	172
992075962.UG.FTS.B, 29.49%, 3/23/25	117	121
992076192.UG.FTS.B, 29.49%, 3/23/25	116	119
992076403.UG.FTS.B, 29.49%, 3/23/25	101	103
992076612.UG.FTS.B, 29.49%, 3/23/25	953	989
992076714.UG.FTS.B, 29.49%, 3/23/25	230	244
992077959.UG.FTS.B, 29.49%, 3/23/25	256	269
992079417.UG.FTS.B, 29.49%, 3/23/25	375	394
992079952.UG.FTS.B, 29.49%, 3/23/25	173	174
992081380.UG.FTS.B, 29.49%, 3/23/25	10	10
992081827.UG.FTS.B, 29.49%, 3/23/25	188	13
992083872.UG.FTS.B, 29.49%, 3/23/25	1,618	123
992084707.UG.FTS.B, 29.49%, 3/23/25	61	62
992084835.UG.FTS.B, 29.49%, 3/23/25	192	16
992085314.UG.FTS.B, 29.49%, 3/23/25	47	49
992085601.UG.FTS.B, 29.49%, 3/23/25	238	247

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992087323.UG.FTS.B, 29.49%, 3/23/25	$314	$331
992087535.UG.FTS.B, 29.49%, 3/23/25	495	513
992087878.UG.FTS.B, 29.49%, 3/23/25	146	155
992088239.UG.FTS.B, 29.49%, 3/23/25	2,093	2,220
992088639.UG.FTS.B, 29.49%, 3/23/25	67	69
992088753.UG.FTS.B, 29.49%, 3/23/25	12	12
992090945.UG.FTS.B, 29.49%, 3/23/25	900	946
992090965.UG.FTS.B, 29.49%, 3/23/25	17	17
992092544.UG.FTS.B, 29.49%, 3/23/25	745	787
992093347.UG.FTS.B, 29.49%, 3/23/25	2,112	2,217
992097000.UG.FTS.B, 29.49%, 3/23/25	17	17
992099804.UG.FTS.B, 29.49%, 3/23/25	304	323
992099891.UG.FTS.B, 29.49%, 3/23/25	52	54
992101342.UG.FTS.B, 29.49%, 3/23/25	111	8
992101765.UG.FTS.B, 29.49%, 3/23/25	548	578
992104677.UG.FTS.B, 29.49%, 3/23/25	187	197
992105922.UG.FTS.B, 29.49%, 3/23/25	67	70
992106241.UG.FTS.B, 29.49%, 3/23/25	70	71
992107332.UG.FTS.B, 29.49%, 3/23/25	78	82
992108103.UG.FTS.B, 29.49%, 3/23/25	150	157
992109564.UG.FTS.B, 29.49%, 3/23/25	234	237
992110292.UG.FTS.B, 29.49%, 3/23/25	64	67
992112463.UG.FTS.B, 29.49%, 3/23/25	104	105
992115025.UG.FTS.B, 29.49%, 3/23/25	101	14
992116093.UG.FTS.B, 29.49%, 3/23/25	195	206
992123182.UG.FTS.B, 29.49%, 3/23/25	211	224
992123466.UG.FTS.B, 29.49%, 3/23/25	112	118
992124518.UG.FTS.B, 29.49%, 3/23/25	62	65
992124733.UG.FTS.B, 29.49%, 3/23/25	23	23
992130283.UG.FTS.B, 29.49%, 3/23/25	91	96
992131223.UG.FTS.B, 29.49%, 3/23/25	630	634
992132653.UG.FTS.B, 29.49%, 3/23/25	755	115
992134100.UG.FTS.B, 29.49%, 3/23/25	126	133
992136810.UG.FTS.B, 29.49%, 3/23/25	351	374
992137745.UG.FTS.B, 29.49%, 3/23/25	152	156
992139886.UG.FTS.B, 29.49%, 3/23/25	77	5
992143800.UG.FTS.B, 29.49%, 3/23/25	141	21
992144043.UG.FTS.B, 29.49%, 3/23/25	8	8
992145625.UG.FTS.B, 29.49%, 3/23/25	103	108
992147037.UG.FTS.B, 29.49%, 3/23/25	82	86
992149128.UG.FTS.B, 29.49%, 3/23/25	212	225
992149809.UG.FTS.B, 29.49%, 3/23/25	193	203
992154893.UG.FTS.B, 29.49%, 3/23/25	246	258
992155143.UG.FTS.B, 29.49%, 3/23/25	103	108
992159160.UG.FTS.B, 29.49%, 3/23/25	41	35
992167628.UG.FTS.B, 29.49%, 3/23/25	564	597
992168335.UG.FTS.B, 29.49%, 3/23/25	170	178
992174056.UG.FTS.B, 29.49%, 3/23/25	202	213
992182513.UG.FTS.B, 29.49%, 3/23/25	200	–
992182554.UG.FTS.B, 29.49%, 3/23/25	50	52
992188338.UG.FTS.B, 29.49%, 3/23/25	106	111
992191296.UG.FTS.B, 29.49%, 3/23/25	209	219
992201970.UG.FTS.B, 29.49%, 3/23/25	233	16
992202006.UG.FTS.B, 29.49%, 3/23/25	583	599
992203124.UG.FTS.B, 29.49%, 3/23/25	767	809
992208250.UG.FTS.B, 29.49%, 3/23/25	71	71
992215462.UG.FTS.B, 29.49%, 3/23/25	173	181
992215505.UG.FTS.B, 29.49%, 3/23/25	66	70

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	95

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992219910.UG.FTS.B, 29.49%, 3/23/25	$210	$223
992221268.UG.FTS.B, 29.49%, 3/23/25	245	252
992222447.UG.FTS.B, 29.49%, 3/23/25	135	–
992222570.UG.FTS.B, 29.49%, 3/23/25	176	186
992226804.UG.FTS.B, 29.49%, 3/23/25	59	61
992229716.UG.FTS.B, 29.49%, 3/23/25	52	55
992231380.UG.FTS.B, 29.49%, 3/23/25	58	61
992231724.UG.FTS.B, 29.49%, 3/23/25	38	38
992239237.UG.FTS.B, 29.49%, 3/23/25	42	7
992255455.UG.FTS.B, 29.49%, 3/23/25	9	9
992268242.UG.FTS.B, 29.49%, 3/23/25	144	150
992270406.UG.FTS.B, 29.49%, 3/23/25	72	75
992271242.UG.FTS.B, 29.49%, 3/23/25	376	389
992287585.UG.FTS.B, 29.49%, 3/23/25	95	100
992293802.UG.FTS.B, 29.49%, 3/23/25	126	9
992303999.UG.FTS.B, 29.49%, 3/23/25	523	544
992318777.UG.FTS.B, 29.49%, 3/23/25	42	43
992328658.UG.FTS.B, 29.49%, 3/23/25	103	105
992331793.UG.FTS.B, 29.49%, 3/23/25	164	171
992347137.UG.FTS.B, 29.49%, 3/23/25	78	81
992349340.UG.FTS.B, 29.49%, 3/23/25	229	238
992348097.UG.FTS.B, 26.94%, 3/24/25	1,537	1,571
992348688.UG.FTS.B, 28.98%, 3/24/25	313	325
992348978.UG.FTS.B, 28.98%, 3/24/25	123	129
992344862.UG.FTS.B, 29.45%, 3/24/25	26	27
992346001.UG.FTS.B, 29.49%, 3/24/25	101	104
992349011.UG.FTS.B, 29.49%, 3/24/25	130	135
992350144.UG.FTS.B, 29.49%, 3/24/25	205	214
992093797.UG.FTS.B, 15.97%, 3/25/25	1,350	1,382
992100630.UG.FTS.B, 15.97%, 3/25/25	241	247
992091162.UG.FTS.B, 17.99%, 3/25/25	1,609	1,650
992229488.UG.FTS.B, 15.97%, 3/28/25	19	19
992149701.UG.FTS.B, 17.99%, 3/28/25	93	74
992161505.UG.FTS.B, 15.97%, 3/30/25	62	63
992151176.UG.FTS.B, 16.99%, 3/30/25	30	30
992220928.UG.FTS.B, 16.99%, 3/30/25	72	72
992149696.UG.FTS.B, 17.99%, 3/30/25	511	520
992164557.UG.FTS.B, 17.99%, 3/30/25	71	73
992236318.UG.FTS.B, 17.99%, 3/30/25	183	184
992227054.UG.FTS.B, 19.21%, 3/30/25	6	6
992196318.UG.FTS.B, 21.46%, 3/30/25	2	2
992149764.UG.FTS.B, 22.97%, 3/30/25	967	988
992300267.UG.FTS.B, 16.99%, 3/31/25	711	726
992232064.UG.FTS.B, 19.21%, 3/31/25	86	88
992177013.UG.FTS.B, 15%, 4/01/25	881	900
992385335.UG.FTS.B, 15%, 4/01/25	500	511
992192029.UG.FTS.B, 15.97%, 4/01/25	70	72
992256830.UG.FTS.B, 15.97%, 4/01/25	709	727
992169526.UG.FTS.B, 16.99%, 4/01/25	204	207
992191535.UG.FTS.B, 16.99%, 4/01/25	482	493
992318980.UG.FTS.B, 17.99%, 4/01/25	3,051	3,131
992393499.UG.FTS.B, 17.99%, 4/01/25	30	30
992160230.UG.FTS.B, 19.8%, 4/01/25	59	59
992235536.UG.FTS.B, 19.8%, 4/01/25	207	56
992192791.UG.FTS.B, 21.46%, 4/01/25	150	12
992202494.UG.FTS.B, 21.46%, 4/01/25	210	19
992201027.UG.FTS.B, 21.97%, 4/01/25	287	26
992279155.UG.FTS.B, 14.98%, 4/02/25	322	328

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992371293.UG.FTS.B, 15%, 4/02/25	$137	$138
992218853.UG.FTS.B, 15.97%, 4/02/25	1,314	1,339
992262276.UG.FTS.B, 15.97%, 4/02/25	192	196
992275068.UG.FTS.B, 15.97%, 4/02/25	190	193
992348574.UG.FTS.B, 15.97%, 4/02/25	1,311	1,336
992172915.UG.FTS.B, 16.99%, 4/02/25	389	396
992199181.UG.FTS.B, 16.99%, 4/02/25	652	664
992211134.UG.FTS.B, 16.99%, 4/02/25	70	70
992213440.UG.FTS.B, 16.99%, 4/02/25	329	336
992224483.UG.FTS.B, 16.99%, 4/02/25	171	12
992252139.UG.FTS.B, 16.99%, 4/02/25	159	162
992269575.UG.FTS.B, 16.99%, 4/02/25	680	681
992340432.UG.FTS.B, 16.99%, 4/02/25	328	333
992197966.UG.FTS.B, 17.99%, 4/02/25	189	188
992219195.UG.FTS.B, 17.99%, 4/02/25	381	379
992247549.UG.FTS.B, 17.99%, 4/02/25	236	58
992281998.UG.FTS.B, 17.99%, 4/02/25	73	72
992194074.UG.FTS.B, 19.21%, 4/02/25	425	424
992235684.UG.FTS.B, 19.21%, 4/02/25	179	12
992172657.UG.FTS.B, 19.8%, 4/02/25	224	229
992218660.UG.FTS.B, 19.8%, 4/02/25	398	402
992237579.UG.FTS.B, 19.8%, 4/02/25	1,563	1,594
992188005.UG.FTS.B, 20.46%, 4/02/25	253	256
992182027.UG.FTS.B, 20.97%, 4/02/25	13	13
992200970.UG.FTS.B, 21.46%, 4/02/25	124	127
992207780.UG.FTS.B, 21.46%, 4/02/25	85	86
992199234.UG.FTS.B, 21.98%, 4/02/25	133	136
992313879.UG.FTS.B, 17.99%, 4/03/25	1,292	1,317
992193179.UG.FTS.B, 18.97%, 4/03/25	191	189
992210631.UG.FTS.B, 18.97%, 4/03/25	82	83
992198438.UG.FTS.B, 20.97%, 4/03/25	2,334	2,382
992193789.UG.FTS.B, 21.46%, 4/03/25	1,286	1,296
992270030.UG.FTS.B, 14%, 4/04/25	77	79
992230337.UG.FTS.B, 14.98%, 4/04/25	502	509
992232001.UG.FTS.B, 15.97%, 4/04/25	106	108
992353155.UG.FTS.B, 15.97%, 4/04/25	65	66
992383612.UG.FTS.B, 16.99%, 4/04/25	143	17
992466354.UG.FTS.B, 16.99%, 4/04/25	39	5
992191130.UG.FTS.B, 17.97%, 4/04/25	405	411
992367030.UG.FTS.B, 17.97%, 4/04/25	167	41
992200137.UG.FTS.B, 17.99%, 4/04/25	656	666
992297432.UG.FTS.B, 17.99%, 4/04/25	47	47
992415824.UG.FTS.B, 17.99%, 4/04/25	292	296
992197132.UG.FTS.B, 19.8%, 4/04/25	56	56
992235065.UG.FTS.B, 19.8%, 4/04/25	194	198
992196124.UG.FTS.B, 21.46%, 4/04/25	223	223
992224958.UG.FTS.B, 15%, 4/05/25	181	185
992210521.UG.FTS.B, 15.97%, 4/05/25	152	154
992231286.UG.FTS.B, 15.99%, 4/05/25	1,236	1,254
992223411.UG.FTS.B, 17.97%, 4/05/25	94	96
992218905.UG.FTS.B, 19.21%, 4/05/25	781	797
992202719.UG.FTS.B, 21.46%, 4/05/25	265	271
992233548.UG.FTS.B, 21.46%, 4/05/25	192	191
992209626.UG.FTS.B, 14.97%, 4/06/25	383	383
992260529.UG.FTS.B, 14.98%, 4/06/25	56	56
992212912.UG.FTS.B, 15%, 4/06/25	70	1
992466445.UG.FTS.B, 15.97%, 4/06/25	935	949
992211451.UG.FTS.B, 16.99%, 4/06/25	393	402

96	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992267047.UG.FTS.B, 16.99%, 4/06/25	$156	$155
992268809.UG.FTS.B, 16.99%, 4/06/25	176	180
992319770.UG.FTS.B, 16.99%, 4/06/25	116	8
992214605.UG.FTS.B, 17.99%, 4/06/25	110	111
992224934.UG.FTS.B, 17.99%, 4/06/25	12	12
992247853.UG.FTS.B, 17.99%, 4/06/25	258	263
992345302.UG.FTS.B, 17.99%, 4/06/25	315	322
992221556.UG.FTS.B, 15.97%, 4/07/25	122	125
992243467.UG.FTS.B, 17.99%, 4/07/25	129	131
992298729.UG.FTS.B, 14.98%, 4/08/25	139	142
992368155.UG.FTS.B, 15.97%, 4/08/25	40	40
992394992.UG.FTS.B, 15.97%, 4/08/25	516	527
992239443.UG.FTS.B, 16.99%, 4/08/25	532	535
992320559.UG.FTS.B, 16.99%, 4/08/25	180	183
992321202.UG.FTS.B, 16.99%, 4/08/25	510	521
992350446.UG.FTS.B, 16.99%, 4/08/25	272	272
992236760.UG.FTS.B, 17.99%, 4/08/25	1,657	1,693
992254629.UG.FTS.B, 17.99%, 4/08/25	459	468
992310973.UG.FTS.B, 17.99%, 4/08/25	132	134
992429013.UG.FTS.B, 17.99%, 4/08/25	133	135
992484516.UG.FTS.B, 17.99%, 4/08/25	905	920
992242978.UG.FTS.B, 16.99%, 4/09/25	249	254
992384703.UG.FTS.B, 16.99%, 4/09/25	506	517
992408223.UG.FTS.B, 17.99%, 4/09/25	40	41
992271681.UG.FTS.B, 20.46%, 4/09/25	21	21
992033191.UG.FTS.B, 28.98%, 4/09/25	232	236
992263444.UG.FTS.B, 15.97%, 4/10/25	247	252
992487071.UG.FTS.B, 15.97%, 4/10/25	484	492
992335007.UG.FTS.B, 17.99%, 4/10/25	–	–
992290392.UG.FTS.B, 15.97%, 4/11/25	2	2
992302614.UG.FTS.B, 16.99%, 4/11/25	358	366
992442083.UG.FTS.B, 16.99%, 4/11/25	144	1
992372193.UG.FTS.B, 17.97%, 4/11/25	77	79
992286136.UG.FTS.B, 19.21%, 4/11/25	537	545
992363717.UG.FTS.B, 21.98%, 4/11/25	37	37
992297219.UG.FTS.B, 15.97%, 4/12/25	271	273
992267819.UG.FTS.B, 16.99%, 4/12/25	380	388
992336329.UG.FTS.B, 16.99%, 4/12/25	121	122
992347580.UG.FTS.B, 16.99%, 4/12/25	970	991
992354175.UG.FTS.B, 16.99%, 4/12/25	8	8
992307762.UG.FTS.B, 17.99%, 4/12/25	153	152
992295225.UG.FTS.B, 21.98%, 4/12/25	145	147
992322854.UG.FTS.B, 14%, 4/13/25	1,247	1,268
992513612.UG.FTS.B, 15.97%, 4/13/25	812	826
992537011.UG.FTS.B, 15.97%, 4/13/25	2,189	2,226
992275766.UG.FTS.B, 16.99%, 4/13/25	87	88
992277654.UG.FTS.B, 16.99%, 4/13/25	1,501	1,534
992287880.UG.FTS.B, 16.99%, 4/13/25	330	337
992322383.UG.FTS.B, 16.99%, 4/13/25	668	672
992274015.UG.FTS.B, 18.21%, 4/13/25	465	470
992297895.UG.FTS.B, 19.8%, 4/13/25	297	298
992317691.UG.FTS.B, 20.97%, 4/13/25	183	188
992337065.UG.FTS.B, 20.97%, 4/13/25	87	89
992275798.UG.FTS.B, 21.46%, 4/13/25	348	349
992297152.UG.FTS.B, 21.46%, 4/13/25	11	11
992307235.UG.FTS.B, 21.46%, 4/13/25	111	114
992355419.UG.FTS.B, 21.46%, 4/13/25	164	168
992293222.UG.FTS.B, 21.98%, 4/13/25	585	599

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992340474.UG.FTS.B, 15.97%, 4/14/25	$827	$845
992336097.UG.FTS.B, 15.99%, 4/14/25	197	201
992285725.UG.FTS.B, 16.83%, 4/14/25	1,293	1,322
992289110.UG.FTS.B, 16.83%, 4/14/25	1,148	1,174
992300816.UG.FTS.B, 16.99%, 4/14/25	57	57
992564416.UG.FTS.B, 16.99%, 4/14/25	556	566
992290644.UG.FTS.B, 17.88%, 4/14/25	186	15
992316285.UG.FTS.B, 17.99%, 4/14/25	301	308
992324578.UG.FTS.B, 17.99%, 4/14/25	273	278
992305826.UG.FTS.B, 18.97%, 4/14/25	93	94
992285945.UG.FTS.B, 19.21%, 4/14/25	221	–
992286128.UG.FTS.B, 19.8%, 4/14/25	292	297
992309878.UG.FTS.B, 19.8%, 4/14/25	1,012	1,028
992281600.UG.FTS.B, 20.46%, 4/14/25	502	510
992288833.UG.FTS.B, 20.97%, 4/14/25	75	76
992289091.UG.FTS.B, 20.97%, 4/14/25	127	20
992308779.UG.FTS.B, 21.46%, 4/14/25	–	–
992289187.UG.FTS.B, 28.98%, 4/14/25	128	32
992289614.UG.FTS.B, 28.98%, 4/14/25	219	50
992305613.UG.FTS.B, 28.98%, 4/14/25	222	233
992310447.UG.FTS.B, 28.98%, 4/14/25	291	301
992286120.UG.FTS.B, 29.49%, 4/14/25	837	267
992296626.UG.FTS.B, 29.49%, 4/14/25	25	25
992308681.UG.FTS.B, 29.49%, 4/14/25	82	85
992310266.UG.FTS.B, 29.49%, 4/14/25	25	25
992303123.UG.FTS.B, 14.98%, 4/15/25	1,003	1,026
992303883.UG.FTS.B, 15.99%, 4/15/25	959	980
992297524.UG.FTS.B, 16.99%, 4/15/25	838	857
992307848.UG.FTS.B, 16.99%, 4/15/25	138	141
992320370.UG.FTS.B, 16.99%, 4/15/25	786	799
992340458.UG.FTS.B, 16.99%, 4/15/25	55	55
992294877.UG.FTS.B, 17.99%, 4/15/25	109	111
992301536.UG.FTS.B, 17.99%, 4/15/25	77	79
992296404.UG.FTS.B, 19.8%, 4/15/25	1,147	1,166
992303407.UG.FTS.B, 23.95%, 4/15/25	117	118
992295308.UG.FTS.B, 28.98%, 4/15/25	104	109
992297340.UG.FTS.B, 28.98%, 4/15/25	565	590
992300707.UG.FTS.B, 28.98%, 4/15/25	487	499
992300880.UG.FTS.B, 28.98%, 4/15/25	420	436
992301426.UG.FTS.B, 28.98%, 4/15/25	211	220
992308046.UG.FTS.B, 28.98%, 4/15/25	114	9
992297156.UG.FTS.B, 29.46%, 4/15/25	223	224
992299371.UG.FTS.B, 29.46%, 4/15/25	734	52
992296907.UG.FTS.B, 29.49%, 4/15/25	126	128
992297557.UG.FTS.B, 29.49%, 4/15/25	559	564
992308453.UG.FTS.B, 29.49%, 4/15/25	97	101
992310696.UG.FTS.B, 29.49%, 4/15/25	182	183
992580136.UG.FTS.B, 15%, 4/16/25	85	86
992498711.UG.FTS.B, 15.97%, 4/16/25	98	100
992323983.UG.FTS.B, 16.99%, 4/16/25	46	47
992525722.UG.FTS.B, 16.99%, 4/16/25	1,267	1,297
992316046.UG.FTS.B, 17.99%, 4/16/25	182	186
992305308.UG.FTS.B, 19.99%, 4/16/25	196	206
992306261.UG.FTS.B, 19.99%, 4/16/25	181	182
992307581.UG.FTS.B, 19.99%, 4/16/25	322	337
992307679.UG.FTS.B, 19.99%, 4/16/25	210	28
992308797.UG.FTS.B, 19.99%, 4/16/25	42	43
992309236.UG.FTS.B, 19.99%, 4/16/25	544	18

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	97

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992309341.UG.FTS.B, 19.99%, 4/16/25	$1,101	$78
992310357.UG.FTS.B, 19.99%, 4/16/25	–	–
992305605.UG.FTS.B, 21.46%, 4/16/25	782	54
992381662.UG.FTS.B, 21.46%, 4/16/25	143	147
992309577.UG.FTS.B, 21.98%, 4/16/25	2,084	2,138
992309950.UG.FTS.B, 22.95%, 4/16/25	393	404
992304599.UG.FTS.B, 28.98%, 4/16/25	487	503
992305433.UG.FTS.B, 28.98%, 4/16/25	111	8
992306028.UG.FTS.B, 28.98%, 4/16/25	23	23
992306115.UG.FTS.B, 28.98%, 4/16/25	731	753
992307424.UG.FTS.B, 28.98%, 4/16/25	227	232
992308010.UG.FTS.B, 28.98%, 4/16/25	99	103
992308414.UG.FTS.B, 28.98%, 4/16/25	149	156
992308705.UG.FTS.B, 28.98%, 4/16/25	80	79
992309686.UG.FTS.B, 28.98%, 4/16/25	202	206
992310638.UG.FTS.B, 28.98%, 4/16/25	733	769
992304303.UG.FTS.B, 29.49%, 4/16/25	69	70
992304613.UG.FTS.B, 29.49%, 4/16/25	77	79
992304939.UG.FTS.B, 29.49%, 4/16/25	12	12
992305361.UG.FTS.B, 29.49%, 4/16/25	89	94
992305535.UG.FTS.B, 29.49%, 4/16/25	25	–
992306689.UG.FTS.B, 29.49%, 4/16/25	53	54
992308785.UG.FTS.B, 29.49%, 4/16/25	276	281
992308950.UG.FTS.B, 29.49%, 4/16/25	168	177
992310247.UG.FTS.B, 29.49%, 4/16/25	93	98
992355317.UG.FTS.B, 15%, 4/17/25	139	142
992327747.UG.FTS.B, 15.97%, 4/17/25	120	121
992597031.UG.FTS.B, 16.99%, 4/17/25	2	2
992372747.UG.FTS.B, 17.99%, 4/17/25	122	125
992380827.UG.FTS.B, 20.46%, 4/17/25	78	80
992345799.UG.FTS.B, 28.98%, 4/17/25	21	21
992422280.UG.FTS.B, 28.98%, 4/17/25	5	5
992394779.UG.FTS.B, 29.45%, 4/17/25	35	36
992396234.UG.FTS.B, 29.49%, 4/17/25	391	412
992421509.UG.FTS.B, 15%, 4/18/25	61	61
992345440.UG.FTS.B, 15.97%, 4/18/25	128	130
992397485.UG.FTS.B, 15.97%, 4/18/25	145	149
992484763.UG.FTS.B, 15.97%, 4/18/25	276	283
992546771.UG.FTS.B, 15.97%, 4/18/25	1,194	1,199
992356139.UG.FTS.B, 16.99%, 4/18/25	208	213
992387534.UG.FTS.B, 16.99%, 4/18/25	214	219
992324428.UG.FTS.B, 17.99%, 4/18/25	374	383
992347652.UG.FTS.B, 17.99%, 4/18/25	1,028	1,053
992403384.UG.FTS.B, 17.99%, 4/18/25	487	499
992402637.UG.FTS.B, 19.99%, 4/18/25	–	–
992407904.UG.FTS.B, 19.99%, 4/18/25	42	43
992474848.UG.FTS.B, 19.99%, 4/18/25	25	26
992322893.UG.FTS.B, 28.98%, 4/18/25	104	109
992322987.UG.FTS.B, 28.98%, 4/18/25	204	214
992325295.UG.FTS.B, 28.98%, 4/18/25	120	126
992327973.UG.FTS.B, 28.98%, 4/18/25	305	310
992341212.UG.FTS.B, 29.45%, 4/18/25	889	930
992323207.UG.FTS.B, 29.49%, 4/18/25	368	381
992323564.UG.FTS.B, 29.49%, 4/18/25	89	93
992323640.UG.FTS.B, 29.49%, 4/18/25	485	503
992340847.UG.FTS.B, 29.49%, 4/18/25	428	436
992341740.UG.FTS.B, 29.49%, 4/18/25	28	28
992351999.UG.FTS.B, 29.49%, 4/18/25	131	–

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992368603.UG.FTS.B, 29.49%, 4/18/25	$275	$286
992390575.UG.FTS.B, 29.49%, 4/18/25	55	55
992395473.UG.FTS.B, 29.49%, 4/18/25	17	3
992423259.UG.FTS.B, 29.49%, 4/18/25	97	99
992367233.UG.FTS.B, 15%, 4/19/25	384	393
992334963.UG.FTS.B, 15.97%, 4/19/25	1,955	2,000
992487984.UG.FTS.B, 15.97%, 4/19/25	215	220
992162625.UG.FTS.B, 16.99%, 4/19/25	70	53
992335615.UG.FTS.B, 16.99%, 4/19/25	1,363	1,389
992544000.UG.FTS.B, 16.99%, 4/19/25	128	130
992340040.UG.FTS.B, 17.99%, 4/19/25	529	534
992335335.UG.FTS.B, 19.21%, 4/19/25	337	342
992563597.UG.FTS.B, 19.8%, 4/19/25	322	327
992357699.UG.FTS.B, 19.99%, 4/19/25	112	117
992335621.UG.FTS.B, 20.46%, 4/19/25	586	587
992367825.UG.FTS.B, 20.46%, 4/19/25	408	408
992351332.UG.FTS.B, 26.94%, 4/19/25	697	701
992334959.UG.FTS.B, 28.98%, 4/19/25	96	96
992340621.UG.FTS.B, 28.98%, 4/19/25	167	171
992356069.UG.FTS.B, 28.98%, 4/19/25	31	31
992485761.UG.FTS.B, 28.98%, 4/19/25	862	903
992492586.UG.FTS.B, 28.98%, 4/19/25	336	25
992609572.UG.FTS.B, 28.98%, 4/19/25	80	6
992356350.UG.FTS.B, 29.46%, 4/19/25	98	99
992382302.UG.FTS.B, 29.48%, 4/19/25	549	38
992332787.UG.FTS.B, 29.49%, 4/19/25	219	230
992336209.UG.FTS.B, 29.49%, 4/19/25	248	258
992336355.UG.FTS.B, 29.49%, 4/19/25	1,506	1,585
992345740.UG.FTS.B, 29.49%, 4/19/25	237	249
992358044.UG.FTS.B, 29.49%, 4/19/25	90	95
992381989.UG.FTS.B, 29.49%, 4/19/25	312	5
992405258.UG.FTS.B, 29.49%, 4/19/25	14	1
992411323.UG.FTS.B, 29.49%, 4/19/25	34	35
992451835.UG.FTS.B, 29.49%, 4/19/25	2,110	2,214
992585077.UG.FTS.B, 29.49%, 4/19/25	146	151
992611397.UG.FTS.B, 29.49%, 4/19/25	110	8
992338902.UG.FTS.B, 15.97%, 4/20/25	381	386
992343511.UG.FTS.B, 18.97%, 4/20/25	356	365
992100188.UG.FTS.B, 19.99%, 4/20/25	468	33
992341718.UG.FTS.B, 19.99%, 4/20/25	919	963
992345097.UG.FTS.B, 19.99%, 4/20/25	178	186
992345531.UG.FTS.B, 19.99%, 4/20/25	–	–
992345537.UG.FTS.B, 19.99%, 4/20/25	18	18
992346384.UG.FTS.B, 19.99%, 4/20/25	196	206
992350961.UG.FTS.B, 19.99%, 4/20/25	521	546
992352431.UG.FTS.B, 19.99%, 4/20/25	904	925
992354565.UG.FTS.B, 19.99%, 4/20/25	140	145
992370620.UG.FTS.B, 19.99%, 4/20/25	212	217
992388112.UG.FTS.B, 19.99%, 4/20/25	70	71
992396003.UG.FTS.B, 19.99%, 4/20/25	176	184
992429650.UG.FTS.B, 19.99%, 4/20/25	513	538
992476651.UG.FTS.B, 19.99%, 4/20/25	8	9
992490816.UG.FTS.B, 19.99%, 4/20/25	320	332
992501372.UG.FTS.B, 19.99%, 4/20/25	16	16
992514020.UG.FTS.B, 19.99%, 4/20/25	171	175
992587068.UG.FTS.B, 25.95%, 4/20/25	259	–
992338075.UG.FTS.B, 27.95%, 4/20/25	304	313
992394027.UG.FTS.B, 27.95%, 4/20/25	950	65

98	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992362201.UG.FTS.B, 27.99%, 4/20/25	$114	$120
992366991.UG.FTS.B, 27.99%, 4/20/25	263	276
992613205.UG.FTS.B, 27.99%, 4/20/25	46	48
992619976.UG.FTS.B, 27.99%, 4/20/25	160	163
992338470.UG.FTS.B, 28.98%, 4/20/25	87	89
992338652.UG.FTS.B, 28.98%, 4/20/25	205	215
992340205.UG.FTS.B, 28.98%, 4/20/25	103	108
992340689.UG.FTS.B, 28.98%, 4/20/25	679	701
992341712.UG.FTS.B, 28.98%, 4/20/25	122	125
992342447.UG.FTS.B, 28.98%, 4/20/25	436	451
992343369.UG.FTS.B, 28.98%, 4/20/25	160	167
992345562.UG.FTS.B, 28.98%, 4/20/25	147	154
992346258.UG.FTS.B, 28.98%, 4/20/25	102	103
992346826.UG.FTS.B, 28.98%, 4/20/25	232	234
992350941.UG.FTS.B, 28.98%, 4/20/25	392	410
992352243.UG.FTS.B, 28.98%, 4/20/25	146	153
992355254.UG.FTS.B, 28.98%, 4/20/25	25	25
992355518.UG.FTS.B, 28.98%, 4/20/25	322	329
992355874.UG.FTS.B, 28.98%, 4/20/25	290	299
992358247.UG.FTS.B, 28.98%, 4/20/25	1,358	198
992359827.UG.FTS.B, 28.98%, 4/20/25	129	135
992361195.UG.FTS.B, 28.98%, 4/20/25	44	46
992362635.UG.FTS.B, 28.98%, 4/20/25	270	280
992363075.UG.FTS.B, 28.98%, 4/20/25	94	99
992371026.UG.FTS.B, 28.98%, 4/20/25	824	858
992374810.UG.FTS.B, 28.98%, 4/20/25	35	36
992377665.UG.FTS.B, 28.98%, 4/20/25	72	75
992379951.UG.FTS.B, 28.98%, 4/20/25	110	8
992384845.UG.FTS.B, 28.98%, 4/20/25	97	102
992390700.UG.FTS.B, 28.98%, 4/20/25	254	266
992394519.UG.FTS.B, 28.98%, 4/20/25	90	93
992394901.UG.FTS.B, 28.98%, 4/20/25	887	927
992395078.UG.FTS.B, 28.98%, 4/20/25	199	208
992397649.UG.FTS.B, 28.98%, 4/20/25	418	431
992399160.UG.FTS.B, 28.98%, 4/20/25	1,028	1,078
992400911.UG.FTS.B, 28.98%, 4/20/25	13	13
992402957.UG.FTS.B, 28.98%, 4/20/25	8	8
992404083.UG.FTS.B, 28.98%, 4/20/25	555	574
992404422.UG.FTS.B, 28.98%, 4/20/25	818	849
992405698.UG.FTS.B, 28.98%, 4/20/25	80	81
992406320.UG.FTS.B, 28.98%, 4/20/25	25	25
992407169.UG.FTS.B, 28.98%, 4/20/25	314	43
992410841.UG.FTS.B, 28.98%, 4/20/25	77	81
992422929.UG.FTS.B, 28.98%, 4/20/25	120	126
992423682.UG.FTS.B, 28.98%, 4/20/25	94	98
992428010.UG.FTS.B, 28.98%, 4/20/25	713	748
992433094.UG.FTS.B, 28.98%, 4/20/25	124	130
992455319.UG.FTS.B, 28.98%, 4/20/25	194	203
992473400.UG.FTS.B, 28.98%, 4/20/25	137	143
992475984.UG.FTS.B, 28.98%, 4/20/25	65	68
992500046.UG.FTS.B, 28.98%, 4/20/25	45	46
992573156.UG.FTS.B, 28.98%, 4/20/25	580	602
992581324.UG.FTS.B, 28.98%, 4/20/25	783	809
992633562.UG.FTS.B, 28.98%, 4/20/25	10	10
992339264.UG.FTS.B, 29.45%, 4/20/25	46	47
992357397.UG.FTS.B, 29.45%, 4/20/25	43	45
992363476.UG.FTS.B, 29.45%, 4/20/25	15	15
992370756.UG.FTS.B, 29.45%, 4/20/25	315	331

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992633878.UG.FTS.B, 29.45%, 4/20/25	$4	$4
992344089.UG.FTS.B, 29.46%, 4/20/25	123	125
992375682.UG.FTS.B, 29.46%, 4/20/25	26	26
992377954.UG.FTS.B, 29.46%, 4/20/25	193	203
992379948.UG.FTS.B, 29.46%, 4/20/25	238	244
992475659.UG.FTS.B, 29.46%, 4/20/25	87	91
992634015.UG.FTS.B, 29.46%, 4/20/25	195	198
992338247.UG.FTS.B, 29.47%, 4/20/25	323	22
992352682.UG.FTS.B, 29.47%, 4/20/25	185	186
992356513.UG.FTS.B, 29.47%, 4/20/25	213	225
992358512.UG.FTS.B, 29.47%, 4/20/25	446	466
992338159.UG.FTS.B, 29.48%, 4/20/25	1,300	1,374
992340990.UG.FTS.B, 29.48%, 4/20/25	73	77
992342047.UG.FTS.B, 29.48%, 4/20/25	677	94
992342055.UG.FTS.B, 29.48%, 4/20/25	419	438
992384921.UG.FTS.B, 29.48%, 4/20/25	212	224
992410239.UG.FTS.B, 29.48%, 4/20/25	262	276
992420021.UG.FTS.B, 29.48%, 4/20/25	176	28
992524698.UG.FTS.B, 29.48%, 4/20/25	409	28
992109266.UG.FTS.B, 29.49%, 4/20/25	92	71
992338435.UG.FTS.B, 29.49%, 4/20/25	103	106
992338515.UG.FTS.B, 29.49%, 4/20/25	179	180
992339181.UG.FTS.B, 29.49%, 4/20/25	87	–
992339584.UG.FTS.B, 29.49%, 4/20/25	361	376
992340153.UG.FTS.B, 29.49%, 4/20/25	578	612
992340868.UG.FTS.B, 29.49%, 4/20/25	100	107
992342384.UG.FTS.B, 29.49%, 4/20/25	170	12
992343488.UG.FTS.B, 29.49%, 4/20/25	160	165
992343701.UG.FTS.B, 29.49%, 4/20/25	83	12
992344842.UG.FTS.B, 29.49%, 4/20/25	91	92
992345224.UG.FTS.B, 29.49%, 4/20/25	754	57
992346255.UG.FTS.B, 29.49%, 4/20/25	213	213
992348941.UG.FTS.B, 29.49%, 4/20/25	1,630	1,692
992351476.UG.FTS.B, 29.49%, 4/20/25	1,173	1,233
992353212.UG.FTS.B, 29.49%, 4/20/25	131	136
992353485.UG.FTS.B, 29.49%, 4/20/25	67	67
992354907.UG.FTS.B, 29.49%, 4/20/25	85	89
992355055.UG.FTS.B, 29.49%, 4/20/25	1,310	1,361
992355688.UG.FTS.B, 29.49%, 4/20/25	146	155
992356441.UG.FTS.B, 29.49%, 4/20/25	–	–
992357961.UG.FTS.B, 29.49%, 4/20/25	573	86
992360516.UG.FTS.B, 29.49%, 4/20/25	112	118
992363009.UG.FTS.B, 29.49%, 4/20/25	96	102
992364226.UG.FTS.B, 29.49%, 4/20/25	330	340
992367719.UG.FTS.B, 29.49%, 4/20/25	23	–
992372295.UG.FTS.B, 29.49%, 4/20/25	168	174
992374591.UG.FTS.B, 29.49%, 4/20/25	68	72
992375064.UG.FTS.B, 29.49%, 4/20/25	1,972	2,057
992375769.UG.FTS.B, 29.49%, 4/20/25	24	24
992376938.UG.FTS.B, 29.49%, 4/20/25	140	147
992377400.UG.FTS.B, 29.49%, 4/20/25	198	15
992379117.UG.FTS.B, 29.49%, 4/20/25	539	566
992382960.UG.FTS.B, 29.49%, 4/20/25	394	410
992383092.UG.FTS.B, 29.49%, 4/20/25	207	220
992383252.UG.FTS.B, 29.49%, 4/20/25	99	104
992390098.UG.FTS.B, 29.49%, 4/20/25	82	82
992396638.UG.FTS.B, 29.49%, 4/20/25	416	429
992402039.UG.FTS.B, 29.49%, 4/20/25	5	5

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	99

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992404573.UG.FTS.B, 29.49%, 4/20/25	$20	$20
992405588.UG.FTS.B, 29.49%, 4/20/25	377	397
992406809.UG.FTS.B, 29.49%, 4/20/25	151	11
992406929.UG.FTS.B, 29.49%, 4/20/25	74	77
992409052.UG.FTS.B, 29.49%, 4/20/25	57	59
992410684.UG.FTS.B, 29.49%, 4/20/25	50	–
992413976.UG.FTS.B, 29.49%, 4/20/25	250	20
992415416.UG.FTS.B, 29.49%, 4/20/25	280	293
992419455.UG.FTS.B, 29.49%, 4/20/25	250	17
992420121.UG.FTS.B, 29.49%, 4/20/25	84	89
992431548.UG.FTS.B, 29.49%, 4/20/25	270	283
992442953.UG.FTS.B, 29.49%, 4/20/25	141	147
992444515.UG.FTS.B, 29.49%, 4/20/25	126	132
992444812.UG.FTS.B, 29.49%, 4/20/25	139	147
992452851.UG.FTS.B, 29.49%, 4/20/25	172	173
992467820.UG.FTS.B, 29.49%, 4/20/25	230	241
992475354.UG.FTS.B, 29.49%, 4/20/25	145	153
992483310.UG.FTS.B, 29.49%, 4/20/25	880	934
992483515.UG.FTS.B, 29.49%, 4/20/25	309	325
992484096.UG.FTS.B, 29.49%, 4/20/25	48	49
992494720.UG.FTS.B, 29.49%, 4/20/25	278	291
992502758.UG.FTS.B, 29.49%, 4/20/25	128	131
992559870.UG.FTS.B, 29.49%, 4/20/25	1,258	1,325
992573503.UG.FTS.B, 29.49%, 4/20/25	21	22
992596925.UG.FTS.B, 29.49%, 4/20/25	7	7
992351406.UG.FTS.B, 19.99%, 4/21/25	182	187
992351508.UG.FTS.B, 19.99%, 4/21/25	2,423	201
992359205.UG.FTS.B, 19.99%, 4/21/25	1,543	1,616
992366686.UG.FTS.B, 19.99%, 4/21/25	602	630
992371601.UG.FTS.B, 19.99%, 4/21/25	378	396
992372701.UG.FTS.B, 19.99%, 4/21/25	45	47
992387756.UG.FTS.B, 19.99%, 4/21/25	58	60
992443011.UG.FTS.B, 19.99%, 4/21/25	627	653
992450032.UG.FTS.B, 19.99%, 4/21/25	428	442
992636040.UG.FTS.B, 19.99%, 4/21/25	206	214
992501284.UG.FTS.B, 27.95%, 4/21/25	256	264
992361983.UG.FTS.B, 27.99%, 4/21/25	348	358
992400312.UG.FTS.B, 27.99%, 4/21/25	146	149
992352178.UG.FTS.B, 28.98%, 4/21/25	120	126
992352549.UG.FTS.B, 28.98%, 4/21/25	417	431
992355224.UG.FTS.B, 28.98%, 4/21/25	245	256
992355498.UG.FTS.B, 28.98%, 4/21/25	613	641
992357432.UG.FTS.B, 28.98%, 4/21/25	73	73
992365903.UG.FTS.B, 28.98%, 4/21/25	253	265
992367014.UG.FTS.B, 28.98%, 4/21/25	211	221
992369085.UG.FTS.B, 28.98%, 4/21/25	381	383
992371954.UG.FTS.B, 28.98%, 4/21/25	309	314
992374802.UG.FTS.B, 28.98%, 4/21/25	2,861	3,001
992381721.UG.FTS.B, 28.98%, 4/21/25	141	147
992389731.UG.FTS.B, 28.98%, 4/21/25	1,692	1,773
992393436.UG.FTS.B, 28.98%, 4/21/25	818	118
992395539.UG.FTS.B, 28.98%, 4/21/25	304	317
992400731.UG.FTS.B, 28.98%, 4/21/25	356	367
992406163.UG.FTS.B, 28.98%, 4/21/25	23	24
992421606.UG.FTS.B, 28.98%, 4/21/25	63	64
992424168.UG.FTS.B, 28.98%, 4/21/25	139	142
992430462.UG.FTS.B, 28.98%, 4/21/25	100	105
992442321.UG.FTS.B, 28.98%, 4/21/25	102	107

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992449049.UG.FTS.B, 28.98%, 4/21/25	$471	$22
992466997.UG.FTS.B, 28.98%, 4/21/25	70	73
992474567.UG.FTS.B, 28.98%, 4/21/25	67	70
992474971.UG.FTS.B, 28.98%, 4/21/25	323	339
992475529.UG.FTS.B, 28.98%, 4/21/25	77	80
992490876.UG.FTS.B, 28.98%, 4/21/25	257	267
992492521.UG.FTS.B, 28.98%, 4/21/25	353	365
992492615.UG.FTS.B, 28.98%, 4/21/25	86	89
992544590.UG.FTS.B, 28.98%, 4/21/25	109	113
992556960.UG.FTS.B, 28.98%, 4/21/25	546	565
992559324.UG.FTS.B, 28.98%, 4/21/25	214	223
992361323.UG.FTS.B, 29.46%, 4/21/25	728	764
992422302.UG.FTS.B, 29.46%, 4/21/25	21	21
992356316.UG.FTS.B, 29.48%, 4/21/25	231	16
992361782.UG.FTS.B, 29.48%, 4/21/25	221	234
992439403.UG.FTS.B, 29.48%, 4/21/25	279	294
992348141.UG.FTS.B, 29.49%, 4/21/25	121	–
992351042.UG.FTS.B, 29.49%, 4/21/25	147	151
992352023.UG.FTS.B, 29.49%, 4/21/25	129	11
992356432.UG.FTS.B, 29.49%, 4/21/25	39	40
992357742.UG.FTS.B, 29.49%, 4/21/25	103	1
992372228.UG.FTS.B, 29.49%, 4/21/25	137	140
992375667.UG.FTS.B, 29.49%, 4/21/25	460	484
992379817.UG.FTS.B, 29.49%, 4/21/25	150	156
992383421.UG.FTS.B, 29.49%, 4/21/25	163	173
992387229.UG.FTS.B, 29.49%, 4/21/25	718	759
992389361.UG.FTS.B, 29.49%, 4/21/25	104	110
992393754.UG.FTS.B, 29.49%, 4/21/25	40	41
992397379.UG.FTS.B, 29.49%, 4/21/25	129	136
992398418.UG.FTS.B, 29.49%, 4/21/25	1,096	1,137
992402711.UG.FTS.B, 29.49%, 4/21/25	38	3
992404163.UG.FTS.B, 29.49%, 4/21/25	193	203
992414821.UG.FTS.B, 29.49%, 4/21/25	159	168
992428173.UG.FTS.B, 29.49%, 4/21/25	22	23
992432150.UG.FTS.B, 29.49%, 4/21/25	276	289
992443019.UG.FTS.B, 29.49%, 4/21/25	135	142
992451088.UG.FTS.B, 29.49%, 4/21/25	69	72
992457548.UG.FTS.B, 29.49%, 4/21/25	204	215
992461461.UG.FTS.B, 29.49%, 4/21/25	109	115
992466482.UG.FTS.B, 29.49%, 4/21/25	889	943
992476858.UG.FTS.B, 29.49%, 4/21/25	108	114
992481160.UG.FTS.B, 29.49%, 4/21/25	389	407
992522366.UG.FTS.B, 29.49%, 4/21/25	503	517
992362597.UG.FTS.B, 19.99%, 4/22/25	175	182
992363953.UG.FTS.B, 19.99%, 4/22/25	295	310
992365869.UG.FTS.B, 19.99%, 4/22/25	–	–
992368413.UG.FTS.B, 19.99%, 4/22/25	605	630
992369131.UG.FTS.B, 19.99%, 4/22/25	3,127	3,282
992369769.UG.FTS.B, 19.99%, 4/22/25	1,110	1,150
992374956.UG.FTS.B, 19.99%, 4/22/25	1,059	1,101
992377233.UG.FTS.B, 19.99%, 4/22/25	120	125
992384882.UG.FTS.B, 19.99%, 4/22/25	418	438
992398836.UG.FTS.B, 19.99%, 4/22/25	451	474
992398999.UG.FTS.B, 19.99%, 4/22/25	134	138
992401584.UG.FTS.B, 19.99%, 4/22/25	624	655
992404382.UG.FTS.B, 19.99%, 4/22/25	164	172
992405095.UG.FTS.B, 19.99%, 4/22/25	97	–
992418623.UG.FTS.B, 19.99%, 4/22/25	103	108

100	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992438056.UG.FTS.B, 19.99%, 4/22/25	$293	$302
992447353.UG.FTS.B, 19.99%, 4/22/25	76	79
992480254.UG.FTS.B, 19.99%, 4/22/25	23	23
992514506.UG.FTS.B, 19.99%, 4/22/25	79	82
992522165.UG.FTS.B, 19.99%, 4/22/25	37	37
992529260.UG.FTS.B, 19.99%, 4/22/25	35	36
992552876.UG.FTS.B, 19.99%, 4/22/25	138	145
992561196.UG.FTS.B, 19.99%, 4/22/25	659	691
992600769.UG.FTS.B, 19.99%, 4/22/25	43	44
992621214.UG.FTS.B, 19.99%, 4/22/25	60	62
992629857.UG.FTS.B, 19.99%, 4/22/25	286	298
992390419.UG.FTS.B, 26.48%, 4/22/25	322	329
992363759.UG.FTS.B, 27.95%, 4/22/25	397	31
992387421.UG.FTS.B, 27.95%, 4/22/25	186	191
992418947.UG.FTS.B, 27.95%, 4/22/25	125	130
992464879.UG.FTS.B, 27.95%, 4/22/25	46	47
992542456.UG.FTS.B, 27.95%, 4/22/25	805	837
992409206.UG.FTS.B, 27.99%, 4/22/25	274	274
992543342.UG.FTS.B, 27.99%, 4/22/25	103	108
992361894.UG.FTS.B, 28.98%, 4/22/25	358	376
992362977.UG.FTS.B, 28.98%, 4/22/25	98	103
992363102.UG.FTS.B, 28.98%, 4/22/25	103	106
992363247.UG.FTS.B, 28.98%, 4/22/25	935	973
992365770.UG.FTS.B, 28.98%, 4/22/25	298	43
992367123.UG.FTS.B, 28.98%, 4/22/25	656	684
992367219.UG.FTS.B, 28.98%, 4/22/25	130	134
992367296.UG.FTS.B, 28.98%, 4/22/25	311	326
992368093.UG.FTS.B, 28.98%, 4/22/25	357	367
992368560.UG.FTS.B, 28.98%, 4/22/25	618	637
992369391.UG.FTS.B, 28.98%, 4/22/25	2,798	2,938
992369398.UG.FTS.B, 28.98%, 4/22/25	2,211	2,321
992369869.UG.FTS.B, 28.98%, 4/22/25	144	150
992370541.UG.FTS.B, 28.98%, 4/22/25	75	79
992370841.UG.FTS.B, 28.98%, 4/22/25	89	93
992372536.UG.FTS.B, 28.98%, 4/22/25	113	118
992373864.UG.FTS.B, 28.98%, 4/22/25	249	261
992375201.UG.FTS.B, 28.98%, 4/22/25	609	616
992376583.UG.FTS.B, 28.98%, 4/22/25	74	78
992377294.UG.FTS.B, 28.98%, 4/22/25	409	426
992377706.UG.FTS.B, 28.98%, 4/22/25	72	75
992381450.UG.FTS.B, 28.98%, 4/22/25	193	203
992381541.UG.FTS.B, 28.98%, 4/22/25	187	196
992381682.UG.FTS.B, 28.98%, 4/22/25	774	812
992385665.UG.FTS.B, 28.98%, 4/22/25	557	585
992387223.UG.FTS.B, 28.98%, 4/22/25	25	25
992387691.UG.FTS.B, 28.98%, 4/22/25	304	319
992393761.UG.FTS.B, 28.98%, 4/22/25	373	29
992395500.UG.FTS.B, 28.98%, 4/22/25	112	113
992396306.UG.FTS.B, 28.98%, 4/22/25	250	263
992398498.UG.FTS.B, 28.98%, 4/22/25	82	86
992401347.UG.FTS.B, 28.98%, 4/22/25	23	24
992405745.UG.FTS.B, 28.98%, 4/22/25	76	80
992411816.UG.FTS.B, 28.98%, 4/22/25	78	82
992412918.UG.FTS.B, 28.98%, 4/22/25	135	137
992416249.UG.FTS.B, 28.98%, 4/22/25	74	78
992417494.UG.FTS.B, 28.98%, 4/22/25	779	808
992418065.UG.FTS.B, 28.98%, 4/22/25	1,032	1,051
992420668.UG.FTS.B, 28.98%, 4/22/25	479	499

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992421488.UG.FTS.B, 28.98%, 4/22/25	$263	$272
992422193.UG.FTS.B, 28.98%, 4/22/25	111	111
992423598.UG.FTS.B, 28.98%, 4/22/25	284	298
992425148.UG.FTS.B, 28.98%, 4/22/25	209	219
992431395.UG.FTS.B, 28.98%, 4/22/25	–	–
992431746.UG.FTS.B, 28.98%, 4/22/25	241	252
992432797.UG.FTS.B, 28.98%, 4/22/25	131	138
992439548.UG.FTS.B, 28.98%, 4/22/25	187	194
992440124.UG.FTS.B, 28.98%, 4/22/25	90	93
992440865.UG.FTS.B, 28.98%, 4/22/25	214	220
992446297.UG.FTS.B, 28.98%, 4/22/25	183	192
992449500.UG.FTS.B, 28.98%, 4/22/25	199	209
992450447.UG.FTS.B, 28.98%, 4/22/25	80	84
992450751.UG.FTS.B, 28.98%, 4/22/25	64	67
992455341.UG.FTS.B, 28.98%, 4/22/25	210	213
992455451.UG.FTS.B, 28.98%, 4/22/25	216	219
992458748.UG.FTS.B, 28.98%, 4/22/25	144	152
992458755.UG.FTS.B, 28.98%, 4/22/25	92	96
992459453.UG.FTS.B, 28.98%, 4/22/25	232	–
992468827.UG.FTS.B, 28.98%, 4/22/25	575	598
992480717.UG.FTS.B, 28.98%, 4/22/25	268	273
992480960.UG.FTS.B, 28.98%, 4/22/25	30	30
992482020.UG.FTS.B, 28.98%, 4/22/25	2,793	2,932
992491464.UG.FTS.B, 28.98%, 4/22/25	1,473	1,536
992496078.UG.FTS.B, 28.98%, 4/22/25	1,936	2,033
992497455.UG.FTS.B, 28.98%, 4/22/25	330	342
992506218.UG.FTS.B, 28.98%, 4/22/25	331	–
992507230.UG.FTS.B, 28.98%, 4/22/25	93	95
992511280.UG.FTS.B, 28.98%, 4/22/25	73	76
992518430.UG.FTS.B, 28.98%, 4/22/25	136	143
992524050.UG.FTS.B, 28.98%, 4/22/25	178	185
992525490.UG.FTS.B, 28.98%, 4/22/25	69	72
992529617.UG.FTS.B, 28.98%, 4/22/25	69	71
992537398.UG.FTS.B, 28.98%, 4/22/25	926	963
992551231.UG.FTS.B, 28.98%, 4/22/25	10	10
992552775.UG.FTS.B, 28.98%, 4/22/25	219	230
992554445.UG.FTS.B, 28.98%, 4/22/25	552	575
992557834.UG.FTS.B, 28.98%, 4/22/25	121	126
992563615.UG.FTS.B, 28.98%, 4/22/25	226	16
992565533.UG.FTS.B, 28.98%, 4/22/25	197	203
992566101.UG.FTS.B, 28.98%, 4/22/25	26	27
992574303.UG.FTS.B, 28.98%, 4/22/25	43	44
992604122.UG.FTS.B, 28.98%, 4/22/25	176	181
992606495.UG.FTS.B, 28.98%, 4/22/25	350	–
992610089.UG.FTS.B, 28.98%, 4/22/25	962	995
992363342.UG.FTS.B, 29.45%, 4/22/25	115	121
992366977.UG.FTS.B, 29.45%, 4/22/25	206	216
992381102.UG.FTS.B, 29.45%, 4/22/25	140	142
992384475.UG.FTS.B, 29.45%, 4/22/25	78	5
992391759.UG.FTS.B, 29.45%, 4/22/25	39	40
992411409.UG.FTS.B, 29.45%, 4/22/25	69	70
992464088.UG.FTS.B, 29.45%, 4/22/25	18	18
992465290.UG.FTS.B, 29.45%, 4/22/25	172	181
992485001.UG.FTS.B, 29.45%, 4/22/25	560	42
992506221.UG.FTS.B, 29.45%, 4/22/25	12	12
992362219.UG.FTS.B, 29.46%, 4/22/25	665	695
992365556.UG.FTS.B, 29.46%, 4/22/25	151	158
992368238.UG.FTS.B, 29.46%, 4/22/25	895	930

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	101

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992377928.UG.FTS.B, 29.46%, 4/22/25	$38	$39
992389328.UG.FTS.B, 29.46%, 4/22/25	460	65
992392194.UG.FTS.B, 29.46%, 4/22/25	115	120
992392369.UG.FTS.B, 29.46%, 4/22/25	72	74
992394478.UG.FTS.B, 29.46%, 4/22/25	570	579
992395944.UG.FTS.B, 29.46%, 4/22/25	66	66
992418116.UG.FTS.B, 29.46%, 4/22/25	558	80
992470065.UG.FTS.B, 29.46%, 4/22/25	71	73
992479842.UG.FTS.B, 29.46%, 4/22/25	94	98
992533497.UG.FTS.B, 29.46%, 4/22/25	286	300
992584431.UG.FTS.B, 29.46%, 4/22/25	79	82
992366927.UG.FTS.B, 29.47%, 4/22/25	154	162
992417168.UG.FTS.B, 29.47%, 4/22/25	91	93
992468980.UG.FTS.B, 29.47%, 4/22/25	87	92
992516460.UG.FTS.B, 29.47%, 4/22/25	112	119
992519663.UG.FTS.B, 29.47%, 4/22/25	59	62
992363747.UG.FTS.B, 29.48%, 4/22/25	86	91
992365747.UG.FTS.B, 29.48%, 4/22/25	460	486
992367302.UG.FTS.B, 29.48%, 4/22/25	70	70
992368637.UG.FTS.B, 29.48%, 4/22/25	46	46
992376821.UG.FTS.B, 29.48%, 4/22/25	904	956
992528527.UG.FTS.B, 29.48%, 4/22/25	115	121
992583905.UG.FTS.B, 29.48%, 4/22/25	40	41
992624421.UG.FTS.B, 29.48%, 4/22/25	111	116
992361706.UG.FTS.B, 29.49%, 4/22/25	181	186
992362460.UG.FTS.B, 29.49%, 4/22/25	252	259
992362463.UG.FTS.B, 29.49%, 4/22/25	127	135
992363472.UG.FTS.B, 29.49%, 4/22/25	231	16
992364268.UG.FTS.B, 29.49%, 4/22/25	80	84
992364295.UG.FTS.B, 29.49%, 4/22/25	106	7
992364470.UG.FTS.B, 29.49%, 4/22/25	130	135
992365260.UG.FTS.B, 29.49%, 4/22/25	266	273
992366019.UG.FTS.B, 29.49%, 4/22/25	27	28
992366822.UG.FTS.B, 29.49%, 4/22/25	1,400	1,470
992367245.UG.FTS.B, 29.49%, 4/22/25	–	–
992368082.UG.FTS.B, 29.49%, 4/22/25	542	564
992369526.UG.FTS.B, 29.49%, 4/22/25	223	228
992369764.UG.FTS.B, 29.49%, 4/22/25	1,075	1,116
992373418.UG.FTS.B, 29.49%, 4/22/25	129	136
992376987.UG.FTS.B, 29.49%, 4/22/25	72	75
992377029.UG.FTS.B, 29.49%, 4/22/25	38	39
992377107.UG.FTS.B, 29.49%, 4/22/25	937	974
992380732.UG.FTS.B, 29.49%, 4/22/25	217	229
992382341.UG.FTS.B, 29.49%, 4/22/25	60	9
992382649.UG.FTS.B, 29.49%, 4/22/25	144	151
992382696.UG.FTS.B, 29.49%, 4/22/25	97	7
992385494.UG.FTS.B, 29.49%, 4/22/25	112	112
992387430.UG.FTS.B, 29.49%, 4/22/25	122	130
992387814.UG.FTS.B, 29.49%, 4/22/25	59	61
992388932.UG.FTS.B, 29.49%, 4/22/25	124	132
992390198.UG.FTS.B, 29.49%, 4/22/25	19	19
992390795.UG.FTS.B, 29.49%, 4/22/25	96	101
992392038.UG.FTS.B, 29.49%, 4/22/25	15	15
992393084.UG.FTS.B, 29.49%, 4/22/25	104	105
992395091.UG.FTS.B, 29.49%, 4/22/25	163	171
992395985.UG.FTS.B, 29.49%, 4/22/25	458	464
992396468.UG.FTS.B, 29.49%, 4/22/25	338	356
992399453.UG.FTS.B, 29.49%, 4/22/25	163	170

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992402040.UG.FTS.B, 29.49%, 4/22/25	$401	$28
992404011.UG.FTS.B, 29.49%, 4/22/25	33	34
992410164.UG.FTS.B, 29.49%, 4/22/25	1,164	80
992410696.UG.FTS.B, 29.49%, 4/22/25	73	73
992414935.UG.FTS.B, 29.49%, 4/22/25	556	585
992416396.UG.FTS.B, 29.49%, 4/22/25	174	12
992416748.UG.FTS.B, 29.49%, 4/22/25	372	396
992419369.UG.FTS.B, 29.49%, 4/22/25	196	202
992419799.UG.FTS.B, 29.49%, 4/22/25	95	99
992420242.UG.FTS.B, 29.49%, 4/22/25	118	124
992420248.UG.FTS.B, 29.49%, 4/22/25	100	106
992422521.UG.FTS.B, 29.49%, 4/22/25	81	84
992427395.UG.FTS.B, 29.49%, 4/22/25	93	98
992427949.UG.FTS.B, 29.49%, 4/22/25	74	78
992432910.UG.FTS.B, 29.49%, 4/22/25	1,770	122
992435188.UG.FTS.B, 29.49%, 4/22/25	136	137
992444712.UG.FTS.B, 29.49%, 4/22/25	1,759	1,874
992445035.UG.FTS.B, 29.49%, 4/22/25	558	584
992445486.UG.FTS.B, 29.49%, 4/22/25	195	208
992448379.UG.FTS.B, 29.49%, 4/22/25	98	105
992451074.UG.FTS.B, 29.49%, 4/22/25	29	29
992451949.UG.FTS.B, 29.49%, 4/22/25	–	–
992454195.UG.FTS.B, 29.49%, 4/22/25	35	36
992455844.UG.FTS.B, 29.49%, 4/22/25	2,917	421
992464276.UG.FTS.B, 29.49%, 4/22/25	131	133
992475726.UG.FTS.B, 29.49%, 4/22/25	101	106
992477452.UG.FTS.B, 29.49%, 4/22/25	399	418
992477516.UG.FTS.B, 29.49%, 4/22/25	67	70
992479682.UG.FTS.B, 29.49%, 4/22/25	163	172
992484017.UG.FTS.B, 29.49%, 4/22/25	367	52
992485527.UG.FTS.B, 29.49%, 4/22/25	167	175
992487374.UG.FTS.B, 29.49%, 4/22/25	125	129
992487705.UG.FTS.B, 29.49%, 4/22/25	360	27
992488959.UG.FTS.B, 29.49%, 4/22/25	250	262
992494128.UG.FTS.B, 29.49%, 4/22/25	164	172
992495417.UG.FTS.B, 29.49%, 4/22/25	102	108
992496171.UG.FTS.B, 29.49%, 4/22/25	278	293
992502694.UG.FTS.B, 29.49%, 4/22/25	119	122
992508820.UG.FTS.B, 29.49%, 4/22/25	186	196
992515474.UG.FTS.B, 29.49%, 4/22/25	154	155
992515660.UG.FTS.B, 29.49%, 4/22/25	195	206
992519259.UG.FTS.B, 29.49%, 4/22/25	152	157
992519839.UG.FTS.B, 29.49%, 4/22/25	223	234
992525909.UG.FTS.B, 29.49%, 4/22/25	210	221
992529240.UG.FTS.B, 29.49%, 4/22/25	194	13
992532351.UG.FTS.B, 29.49%, 4/22/25	413	437
992534566.UG.FTS.B, 29.49%, 4/22/25	466	490
992541032.UG.FTS.B, 29.49%, 4/22/25	53	55
992545069.UG.FTS.B, 29.49%, 4/22/25	97	98
992552564.UG.FTS.B, 29.49%, 4/22/25	279	291
992552626.UG.FTS.B, 29.49%, 4/22/25	297	44
992564506.UG.FTS.B, 29.49%, 4/22/25	245	252
992564584.UG.FTS.B, 29.49%, 4/22/25	549	559
992567188.UG.FTS.B, 29.49%, 4/22/25	50	4
992573800.UG.FTS.B, 29.49%, 4/22/25	132	138
992594428.UG.FTS.B, 29.49%, 4/22/25	613	–
992595569.UG.FTS.B, 29.49%, 4/22/25	301	314
992602719.UG.FTS.B, 29.49%, 4/22/25	284	297

102	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992607665.UG.FTS.B, 29.49%, 4/22/25	$72	$76
992611652.UG.FTS.B, 29.49%, 4/22/25	50	51
992622043.UG.FTS.B, 29.49%, 4/22/25	426	430
992622644.UG.FTS.B, 29.49%, 4/22/25	663	688
992624887.UG.FTS.B, 29.49%, 4/22/25	220	229
992625452.UG.FTS.B, 29.49%, 4/22/25	9	9
992626537.UG.FTS.B, 29.49%, 4/22/25	84	85
992626804.UG.FTS.B, 29.49%, 4/22/25	85	87
992631098.UG.FTS.B, 29.49%, 4/22/25	516	535
992239074.UG.FTS.B, 28.98%, 5/08/25	108	110
992182530.UG.FTS.B, 19.99%, 5/09/25	115	116
992135526.UG.FTS.B, 28.98%, 5/09/25	1,095	1,130
992491615.UG.FTS.B, 29.49%, 5/20/25	900	684
992071158.UG.FTS.B, 18.97%, 5/23/25	426	7
991849042.UG.FTS.B, 21.97%, 5/23/25	125	95
992096689.UG.FTS.B, 28.98%, 5/23/25	157	165
992083964.UG.FTS.B, 29.49%, 6/08/25	80	11
992282384.UG.FTS.B, 16.99%, 6/09/25	338	343
991984189.UG.FTS.B, 28.98%, 6/09/25	179	141
991992424.UG.FTS.B, 28.98%, 6/09/25	238	61
992034556.UG.FTS.B, 28.98%, 6/09/25	470	105
992069346.UG.FTS.B, 28.98%, 6/09/25	84	65
992287169.UG.FTS.B, 19.99%, 6/12/25	75	58
992085973.UG.FTS.B, 19.99%, 6/20/25	146	123
992080652.UG.FTS.B, 28.98%, 6/20/25	165	172
992141070.UG.FTS.B, 28.98%, 6/20/25	448	–
992277450.UG.FTS.B, 28.98%, 6/20/25	182	138
992615760.UG.FTS.B, 29.49%, 6/20/25	209	156
991851118.UG.FTS.B, 29.49%, 6/23/25	204	14
991942743.UG.FTS.B, 29.49%, 6/23/25	214	147
992101807.UG.FTS.B, 29.49%, 6/23/25	886	934
992237498.UG.FTS.B, 15.97%, 6/30/25	4,972	5,067
992348109.UG.FTS.B, 16.99%, 7/06/25	576	588
991963921.UG.FTS.B, 28.98%, 7/08/25	624	652
992134379.UG.FTS.B, 29.49%, 7/08/25	901	62
991994702.UG.FTS.B, 28.98%, 7/09/25	559	432
992021973.UG.FTS.B, 28.98%, 7/09/25	3,151	–
992039680.UG.FTS.B, 28.98%, 7/09/25	92	6
992061641.UG.FTS.B, 28.98%, 7/09/25	102	14
992089048.UG.FTS.B, 28.98%, 7/09/25	157	–
992189172.UG.FTS.B, 28.98%, 7/09/25	1,243	1,282
992030038.UG.FTS.B, 29.45%, 7/09/25	128	104
991984558.UG.FTS.B, 29.49%, 7/09/25	213	218
991994026.UG.FTS.B, 29.49%, 7/09/25	1,700	1,295
992018172.UG.FTS.B, 29.49%, 7/09/25	385	394
992157039.UG.FTS.B, 29.49%, 7/09/25	360	378
992246618.UG.FTS.B, 28.98%, 7/11/25	90	64
992335446.UG.FTS.B, 17.97%, 7/13/25	323	330
992323905.UG.FTS.B, 16.99%, 7/15/25	3,550	34
992339462.UG.FTS.B, 29.49%, 7/17/25	691	47
992510309.UG.FTS.B, 28.98%, 7/18/25	533	72
992057082.UG.FTS.B, 29.46%, 7/18/25	65	65
992497464.UG.FTS.B, 19.99%, 7/20/25	87	92
992395262.UG.FTS.B, 28.98%, 7/20/25	468	–
992452731.UG.FTS.B, 28.98%, 7/20/25	137	142
992120728.UG.FTS.B, 29.46%, 7/20/25	78	5
992172097.UG.FTS.B, 29.46%, 7/20/25	86	90
992176106.UG.FTS.B, 29.46%, 7/20/25	1,066	73

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992093233.UG.FTS.B, 29.47%, 7/20/25	$1,364	$1,022
992374140.UG.FTS.B, 29.47%, 7/20/25	200	14
992083215.UG.FTS.B, 29.49%, 7/20/25	98	101
992085153.UG.FTS.B, 29.49%, 7/20/25	3,109	3,292
992263600.UG.FTS.B, 29.49%, 7/20/25	320	244
992347993.UG.FTS.B, 29.49%, 7/21/25	409	427
992183546.UG.FTS.B, 24.95%, 7/30/25	189	49
992288991.UG.FTS.B, 29.49%, 8/12/25	101	7
992306919.UG.FTS.B, 21.46%, 8/13/25	148	–
992400112.UG.FTS.B, 19.99%, 8/17/25	299	315
992422411.UG.FTS.B, 28.98%, 8/17/25	1,176	1,220
992365288.UG.FTS.B, 28.98%, 8/18/25	1,455	1,477
992347761.UG.FTS.B, 29.48%, 8/18/25	352	–
992607178.UG.FTS.B, 29.48%, 8/18/25	219	–
992077359.UG.FTS.B, 29.49%, 8/18/25	137	143
992368154.UG.FTS.B, 29.49%, 8/18/25	269	202
992385483.UG.FTS.B, 29.49%, 8/18/25	204	215
992486021.UG.FTS.B, 29.49%, 8/18/25	974	839
992367696.UG.FTS.B, 28.98%, 8/19/25	143	19
992371850.UG.FTS.B, 28.98%, 8/19/25	172	180
992427768.UG.FTS.B, 29.46%, 8/19/25	93	13
992401655.UG.FTS.B, 29.49%, 8/19/25	817	869
992404107.UG.FTS.B, 29.49%, 8/19/25	223	227
992124027.UG.FTS.B, 22.97%, 8/20/25	397	402
992413480.UG.FTS.B, 28.98%, 8/20/25	660	–
992496033.UG.FTS.B, 28.98%, 8/20/25	123	91
992434681.UG.FTS.B, 29.46%, 8/20/25	104	7
992474651.UG.FTS.B, 29.46%, 8/20/25	370	23
992600132.UG.FTS.B, 29.46%, 8/20/25	123	129
992583285.UG.FTS.B, 29.48%, 8/20/25	38	38
992377212.UG.FTS.B, 29.49%, 8/20/25	178	135
992380897.UG.FTS.B, 29.49%, 8/20/25	208	–
992514855.UG.FTS.B, 29.49%, 8/20/25	91	93
991889019.UG.FTS.B, 29.49%, 8/24/25	292	214
992013511.UG.FTS.B, 29.47%, 9/08/25	73	55
992019770.UG.FTS.B, 29.49%, 9/08/25	328	23
991981036.UG.FTS.B, 29.49%, 9/09/25	162	11
992335769.UG.FTS.B, 19.21%, 9/11/25	1,671	116
992344998.UG.FTS.B, 19.99%, 9/18/25	1,175	1,198
992338857.UG.FTS.B, 29.49%, 9/18/25	273	285
992218353.UG.FTS.B, 28.98%, 9/20/25	1,256	1,320
992032851.UG.FTS.B, 29.49%, 10/08/25	1,061	764
992131355.UG.FTS.B, 29.49%, 10/08/25	236	243
992495731.UG.FTS.B, 28.98%, 10/20/25	658	693
992508696.UG.FTS.B, 29.48%, 10/20/25	71	54
992218057.UG.FTS.B, 18.97%, 10/31/25	214	147
992100757.UG.FTS.B, 29.48%, 11/09/25	298	313
992448816.UG.FTS.B, 28.98%, 11/18/25	639	484
992452704.UG.FTS.B, 19.99%, 11/19/25	177	129
992573827.UG.FTS.B, 19.99%, 11/19/25	1,566	1,146
992093069.UG.FTS.B, 28.98%, 11/20/25	159	22
992405476.UG.FTS.B, 29.45%, 11/20/25	255	188
991873289.UG.FTS.B, 19.21%, 11/25/25	1,716	118
992386280.UG.FTS.B, 15.97%, 12/06/25	2,960	3,018
992385553.UG.FTS.B, 29.49%, 12/18/25	121	90
992075322.UG.FTS.B, 19.99%, 12/20/25	206	215
992382150.UG.FTS.B, 29.49%, 12/20/25	303	320
992159329.UG.FTS.B, 21.98%, 12/29/25	185	132

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	103

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992038832.UG.FTS.B, 28.98%, 1/09/26	$995	$1,031
991978077.UG.FTS.B, 29.49%, 1/09/26	262	18
992011909.UG.FTS.B, 29.49%, 1/09/26	353	362
992331622.UG.FTS.B, 23.95%, 1/10/26	216	–
992255191.UG.FTS.B, 29.49%, 1/11/26	248	17
992287298.UG.FTS.B, 29.49%, 1/12/26	215	225
992079044.UG.FTS.B, 29.46%, 1/18/26	2,081	144
992177492.UG.FTS.B, 28.98%, 1/20/26	570	592
992379331.UG.FTS.B, 15.97%, 2/06/26	1,547	990
992394877.UG.FTS.B, 29.49%, 2/17/26	127	92
992343611.UG.FTS.B, 29.46%, 2/18/26	1,758	121
992430690.UG.FTS.B, 29.49%, 2/18/26	626	436
992092477.UG.FTS.B, 22.95%, 2/20/26	4,462	4,522
992596176.UG.FTS.B, 28.98%, 2/20/26	416	427
992391876.UG.FTS.B, 29.49%, 2/20/26	181	125
992099175.UG.FTS.B, 29.49%, 2/24/26	223	–
992168147.UG.FTS.B, 19.99%, 3/08/26	1,598	1,655
992133652.UG.FTS.B, 28.98%, 3/08/26	122	78
992238462.UG.FTS.B, 29.49%, 3/20/26	188	13
992410221.UG.FTS.B, 27.95%, 4/20/26	369	25
992368754.UG.FTS.B, 29.45%, 4/20/26	2,747	–
992120732.UG.FTS.B, 29.49%, 4/20/26	418	–
992397329.UG.FTS.B, 29.49%, 4/20/26	143	147
992434494.UG.FTS.B, 29.49%, 4/20/26	169	12
992597371.UG.FTS.B, 29.49%, 4/20/26	221	226
992088318.UG.FTS, 0.17%, 6/01/26	90	89
991965134.UG.FTS.B, 28.98%, 6/08/26	146	99
992002435.UG.FTS.B, 28.98%, 6/08/26	243	169
992434362.UG.FTS.B, 29.48%, 6/20/26	184	13
992236730.UG.FTS.B, 29.49%, 7/09/26	195	130
991995550.UG.FTS.B, 26.94%, 8/09/26	1,663	1,133
992089191.UG.FTS.B, 29.48%, 8/20/26	405	264
992349348.UG.FTS.B, 16.99%, 9/08/26	282	–
992156587.UG.FTS.B, 29.49%, 9/09/26	220	45
992238434.UG.FTS.B, 28.98%, 9/12/26	708	720
992120980.UG.FTS.B, 29.49%, 9/19/26	553	568
992225456.UG.FTS.B, 22.36%, 3/12/27	637	664
992058890.UG.FTS.B, 29.49%, 3/18/27	110	72
992220224.UG.FTS.B, 19.99%, 4/04/27	2,173	2,271
992227359.UG.FTS.B, 19.99%, 4/04/27	63	65
992239940.UG.FTS.B, 15.99%, 4/08/27	945	988
992277625.UG.FTS.B, 15.99%, 4/13/27	1,098	1,139
992296704.UG.FTS.B, 16.99%, 4/15/27	2,045	2,142
992451656.UG.FTS.B, 16.99%, 4/15/27	729	730
992388025.UG.FTS.B, 21.99%, 4/15/27	1,012	–
992355043.UG.FTS.B, 28.98%, 4/19/27	1,547	997
992394335.UG.FTS.B, 19.99%, 4/20/27	95	97
992413089.UG.FTS.B, 19.99%, 4/21/27	3,617	3,605
992367182.UG.FTS.B, Zero Cpn, 6/18/27	–	–
992250137.UG.FTS.B, Zero Cpn, 7/09/27	–	–
991996130.UG.FTS.B, 29.49%, 10/09/27	–	–
992468268.UG.FTS.B, 29.49%, 10/19/27	–	–
992553647.UG.FTS.B, Zero Cpn, 10/20/27	–	–
992384297.UG.FTS.B, 29.49%, 10/20/27	–	–
992109536.UG.FTS.B, 29.49%, 11/20/27	–	–
992138635.UG.FTS.B, 29.49%, 11/20/27	–	–
992193819.UG.FTS.B, 22.36%, 11/29/27	117	122
992131978.UG.FTS.B, 29.46%, 12/08/27	–	–

Description	Principal Amount	Value

Upgrade, Inc. - Card (continued)
992298625.UG.FTS.B, 20.47%, 12/12/27	$–	$–
992588454.UG.FTS.B, 29.49%, 12/17/27	–	–
992548955.UG.FTS.B, 28.98%, 12/20/27	–	–
992309051.UG.FTS.B, 29.49%, 12/20/27	–	–
992451388.UG.FTS.B, 29.49%, 12/20/27	–	–
991864614.UG.FTS.B, 29.49%, 12/24/27	–	–
992214041.UG.FTS.B, 21.46%, 1/01/28	–	–
992141694.UG.FTS.B, 29.49%, 1/08/28	–	–
992074861.UG.FTS.B, 28.98%, 1/09/28	–	–
992052748.UG.FTS.B, 29.49%, 1/09/28	–	–
992140000.UG.FTS.B, 29.49%, 1/20/28	–	–
992494028.UG.FTS.B, 29.49%, 1/20/28	–	–
992003469.UG.FTS.B, 29.49%, 2/08/28	–	–
992443633.UG.FTS.B, 28.98%, 2/18/28	–	–
992365170.UG.FTS.B, 29.48%, 2/20/28	–	–
992375134.UG.FTS.B, 29.48%, 2/20/28	–	–
992615020.UG.FTS.B, 29.48%, 2/20/28	–	–
992420593.UG.FTS.B, 29.49%, 2/20/28	–	–
992501719.UG.FTS.B, 29.49%, 2/20/28	–	–
991879489.UG.FTS.B, 28.98%, 2/25/28	24	4
992307006.UG.FTS.B, 29.49%, 7/12/28	19	1
992075525.UG.FTS.B, 19.99%, 7/20/28	–	–
992512527.UG.FTS.B, 29.48%, 8/20/28	–	–
992363968.UG.FTS.B, 29.49%, 8/20/28	–	–
992561430.UG.FTS.B, 29.49%, 8/20/28	2	–
992015249.UG.FTS.B, 28.98%, 9/09/28	7	–
991993705.UG.FTS.B, 29.48%, 9/09/28	34	2
992244370.UG.FTS.B, 29.46%, 9/12/28	4	–
992451594.UG.FTS.B, 28.48%, 9/18/28	–	–
992488893.UG.FTS.B, 28.98%, 9/20/28	7	–
992584780.UG.FTS.B, 29.49%, 9/20/28	2	–
992192257.UG.FTS.B, 21.46%, 9/29/28	1	–
992258586.UG.FTS.B, 14%, 10/04/28	1	–
992035947.UG.FTS.B, 29.49%, 10/09/28	4	–
992466757.UG.FTS.B, 29.49%, 10/18/28	18	1
992418247.UG.FTS.B, 29.49%, 10/20/28	15	–
992196736.UG.FTS.B, 28.98%, 11/09/28	11	–
992491125.UG.FTS.B, 29.49%, 11/17/28	7	–
992345757.UG.FTS.B, 19.99%, 11/18/28	14	–
992069928.UG.FTS.B, 29.49%, 11/19/28	–	–
992079769.UG.FTS.B, 28.98%, 11/20/28	–	–
992100366.UG.FTS.B, 29.49%, 11/20/28	65	–
992333149.UG.FTS.B, 29.49%, 11/20/28	1	–
992385650.UG.FTS.B, 29.49%, 11/20/28	–	–
992102898.UG.FTS.B, 29.49%, 11/24/28	–	–
992175153.UG.FTS.B, 29.47%, 12/08/28	18	3
992257356.UG.FTS.B, 19.99%, 12/10/28	15	–
992238871.UG.FTS.B, 29.49%, 12/10/28	–	–
992229305.UG.FTS.B, 29.49%, 12/11/28	6	1
992322780.UG.FTS.B, 29.49%, 12/16/28	5	5
992388123.UG.FTS.B, 29.49%, 12/18/28	2	–
992075192.UG.FTS.B, 28.48%, 12/20/28	6	1
991978892.UG.FTS.B, 28.98%, 1/06/29	4	4
991996702.UG.FTS.B, 29.49%, 1/08/29	3	3
992145911.UG.FTS.B, 19.99%, 1/09/29	–	–
992009155.UG.FTS.B, 29.49%, 1/09/29	1	1
992232418.UG.FTS.B, 29.49%, 1/11/29	4	4
992473599.UG.FTS.B, 29.49%, 1/18/29	1	1

104	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upgrade, Inc. - Card (continued)
992287768.UG.FTS.B, 19.99%, 1/20/29	$–	$–
992088139.UG.FTS.B, 28.48%, 1/20/29	2	2
992528734.UG.FTS.B, 29.45%, 1/20/29	28	2
992431463.UG.FTS.B, 29.46%, 1/20/29	18	1
992507470.UG.FTS.B, 29.48%, 1/20/29	1	1
992617618.UG.FTS.B, 29.48%, 1/20/29	26	2
992195932.UG.FTS.B, 29.49%, 1/20/29	1	1
992228318.UG.FTS.B, 29.49%, 1/20/29	6	6
992254291.UG.FTS.B, 29.49%, 1/20/29	1	1
992405962.UG.FTS.B, 29.49%, 1/20/29	4	5
992469449.UG.FTS.B, 29.49%, 1/20/29	3	4
992514658.UG.FTS.B, 29.49%, 1/20/29	2	2
991933958.UG.FTS.B, 29.49%, 1/23/29	2	2
992072585.UG.FTS.B, 27.95%, 4/08/32	30	–
991989457.UG.FTS.B, 29.49%, 4/08/32	6	6
992078124.UG.FTS.B, 29.49%, 4/08/32	7	7
992339560.UG.FTS.B, 15%, 6/29/32	8	8

		625,621

Upstart Network, Inc.
L1720742.UP.FTS.B, 7.25%, 9/16/24	974	967
L1721566.UP.FTS.B, 14.24%, 9/16/24	2,327	2,348
L1714038.UP.FTS.B, 16.16%, 9/16/24	474	479
L1720892.UP.FTS.B, 21.47%, 9/16/24	510	37
FW1721072.UP.FTS.B, 27.91%, 9/16/24	1,658	1,672
FW1720347.UP.FTS.B, 28.7%, 9/16/24	462	465
FW1722168.UP.FTS.B, 28.72%, 9/16/24	1,672	1,687
L1894225.UP.FTS.B, 6.03%, 10/21/24	10,366	10,288
L1894457.UP.FTS.B, 10.23%, 10/21/24	1,175	1,172
L1895825.UP.FTS.B, 11.61%, 10/21/24	2,194	2,193
L1894309.UP.FTS.B, 13.29%, 10/21/24	1,115	1,117
L1895049.UP.FTS.B, 13.93%, 10/21/24	2,018	311
L1891692.UP.FTS.B, 14.71%, 10/21/24	821	793
L1878535.UP.FTS.B, 15.12%, 10/21/24	1,616	1,633
L1890791.UP.FTS.B, 16.66%, 10/21/24	1,647	1,659
L1893536.UP.FTS.B, 16.96%, 10/21/24	1,805	1,744
L1893727.UP.FTS.B, 17.94%, 10/21/24	566	572
FW1892688.UP.FTS.B, 18.33%, 10/21/24	5,257	5,310
FW1892653.UP.FTS.B, 19.01%, 10/21/24	1,078	1,086
L1892162.UP.FTS.B, 19.36%, 10/21/24	2,271	2,285
L1892628.UP.FTS.B, 19.64%, 10/21/24	1,540	1,552
FW1891505.UP.FTS.B, 21.84%, 10/21/24	1,153	1,164
FW1892240.UP.FTS.B, 22.75%, 10/21/24	1,384	1,398
FW1891670.UP.FTS.B, 25.4%, 10/21/24	1,212	1,223
FW1893899.UP.FTS.B, 29.21%, 10/21/24	3,470	3,492
FW1893137.UP.FTS.B, 29.93%, 10/21/24	1,857	1,875
L2018233.UP.FTS.B, 7.02%, 11/10/24	2,451	2,432
L2015136.UP.FTS.B, 8.39%, 11/10/24	12,334	12,303
L2016728.UP.FTS.B, 9.29%, 11/10/24	2,045	2,037
L2016577.UP.FTS.B, 10.96%, 11/10/24	681	680
L2016209.UP.FTS.B, 12.12%, 11/10/24	1,033	1,033
L2015678.UP.FTS.B, 12.54%, 11/10/24	3,490	3,482
L1985791.UP.FTS.B, 12.67%, 11/10/24	750	748
FW2016328.UP.FTS.B, 12.86%, 11/10/24	1,041	1,040
L2018339.UP.FTS.B, 13.97%, 11/10/24	1,928	1,927
L2017406.UP.FTS.B, 14.45%, 11/10/24	2,289	2,287
FW2001495.UP.FTS.B, 15.25%, 11/10/24	463	462
L2017093.UP.FTS.B, 16.12%, 11/10/24	429	432

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2018393.UP.FTS.B, 21.57%, 11/10/24	$2,252	$2,263
FW2016840.UP.FTS.B, 22.02%, 11/10/24	678	682
L2016819.UP.FTS.B, 23.01%, 11/10/24	760	766
L2016119.UP.FTS.B, 23.12%, 11/10/24	1,218	1,224
L2016919.UP.FTS.B, 23.32%, 11/10/24	531	534
FW2017274.UP.FTS.B, 23.62%, 11/10/24	955	960
FW2018024.UP.FTS.B, 26.15%, 11/10/24	1,034	1,036
FW2015791.UP.FTS.B, 26.34%, 11/10/24	391	393
FW2016457.UP.FTS.B, 29.16%, 11/10/24	1,121	1,127
L2111723.UP.FTS.B, 6.93%, 11/24/24	1,429	1,418
L2111318.UP.FTS.B, 8.45%, 11/24/24	2,942	2,938
L2111794.UP.FTS.B, 11.5%, 11/24/24	3,345	3,349
L2111648.UP.FTS.B, 14.96%, 11/24/24	779	787
L2110559.UP.FTS.B, 17.14%, 11/24/24	1,563	1,578
FW2112100.UP.FTS.B, 17.32%, 11/24/24	2,891	2,923
L2111135.UP.FTS.B, 21.95%, 11/24/24	1,943	299
L2110276.UP.FTS.B, 22.36%, 11/24/24	191	190
FW2109663.UP.FTS.B, 25.71%, 11/24/24	553	552
FW2111730.UP.FTS.B, 27.96%, 11/24/24	1,321	1,331
FW2110571.UP.FTS.B, 29.18%, 11/24/24	817	814
FW2111612.UP.FTS.B, 21.02%, 11/26/24	3,850	277
L2261401.UP.FTS.B, 6.66%, 12/16/24	3,541	3,514
L2261540.UP.FTS.B, 8.28%, 12/16/24	2,347	2,342
L2216224.UP.FTS.B, 8.42%, 12/16/24	1,916	1,912
L2229763.UP.FTS.B, 9.3%, 12/16/24	365	364
L2266512.UP.FTS.B, 9.35%, 12/16/24	9,884	9,864
L2265007.UP.FTS.B, 9.44%, 12/16/24	548	546
L2265915.UP.FTS.B, 9.6%, 12/16/24	1,270	359
FW2264785.UP.FTS.B, 11.52%, 12/16/24	930	50
L2259209.UP.FTS.B, 12.08%, 12/16/24	1,870	1,870
L2262614.UP.FTS.B, 13.43%, 12/16/24	3,787	3,779
L2259776.UP.FTS.B, 16.46%, 12/16/24	2,932	2,820
L2261925.UP.FTS.B, 16.82%, 12/16/24	846	852
L2266042.UP.FTS.B, 17.15%, 12/16/24	3,740	3,598
FW2264850.UP.FTS.B, 18.52%, 12/16/24	1,366	389
L2262131.UP.FTS.B, 19.12%, 12/16/24	2,388	2,408
L2261606.UP.FTS.B, 19.86%, 12/16/24	2,404	2,424
L2265833.UP.FTS.B, 20.21%, 12/16/24	603	606
L2250028.UP.FTS.B, 23.42%, 12/16/24	1,898	1,915
FW2264809.UP.FTS.B, 24.15%, 12/16/24	446	428
FW2263709.UP.FTS.B, 25.03%, 12/16/24	1,677	1,681
FW2266287.UP.FTS.B, 26.84%, 12/16/24	871	7
FW2262386.UP.FTS.B, 27.26%, 12/16/24	426	429
FW2266872.UP.FTS.B, 27.8%, 12/16/24	2,139	2,152
FW2266624.UP.FTS.B, 28.53%, 12/16/24	558	561
L2270141.UP.FTS.B, 5.94%, 12/17/24	1,766	1,752
L2268969.UP.FTS.B, 7.2%, 12/17/24	1,257	1,247
L2267343.UP.FTS.B, 7.39%, 12/17/24	537	535
L2271135.UP.FTS.B, 7.67%, 12/17/24	718	717
L2269231.UP.FTS.B, 7.89%, 12/17/24	7,037	6,864
L2267347.UP.FTS.B, 8.86%, 12/17/24	728	726
L2269156.UP.FTS.B, 9.26%, 12/17/24	729	727
L2269100.UP.FTS.B, 10.48%, 12/17/24	2,212	2,212
FW2269087.UP.FTS.B, 11.05%, 12/17/24	6,673	6,660
FW2268004.UP.FTS.B, 12.87%, 12/17/24	625	624
L2269551.UP.FTS.B, 13.05%, 12/17/24	944	942
L2270701.UP.FTS.B, 13.05%, 12/17/24	944	942
L2268204.UP.FTS.B, 14.83%, 12/17/24	384	384

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	105

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2268289.UP.FTS.B, 15.32%, 12/17/24.	$770	$774
FW2269010.UP.FTS.B, 16.43%, 12/17/24	3,116	3,133
FW2269098.UP.FTS.B, 17.2%, 12/17/24	392	394
L2270546.UP.FTS.B, 18.98%, 12/17/24	1,988	2,005
FW2270407.UP.FTS.B, 19.41%, 12/17/24	1,825	1,836
FW2271067.UP.FTS.B, 26.83%, 12/17/24	1,697	1,708
FW2269631.UP.FTS.B, 28.28%, 12/17/24	2,859	2,877
FW2265384.UP.FTS.B, 29.1%, 12/17/24	837	5
FW2271142.UP.FTS.B, 29.18%, 12/17/24	433	435
L2262060.UP.FTS.B, 13.31%, 12/22/24	1,328	1,326
L2268276.UP.FTS.B, 21.79%, 12/23/24	2,038	2,051
L2473725.UP.FTS.B, 7.25%, 1/20/25	1,041	1,033
L2472694.UP.FTS.B, 7.39%, 1/20/25	6,226	6,214
L2474338.UP.FTS.B, 7.49%, 1/20/25	2,859	403
FW2474019.UP.FTS.B, 7.98%, 1/20/25	1,412	1,352
L2471304.UP.FTS.B, 8.33%, 1/20/25	390	389
L2473962.UP.FTS.B, 9.13%, 1/20/25	4,003	292
L2475664.UP.FTS.B, 9.31%, 1/20/25	1,967	1,963
L2473468.UP.FTS.B, 13.72%, 1/20/25	12,262	12,264
L2470533.UP.FTS.B, 13.91%, 1/20/25	782	780
L2474001.UP.FTS.B, 17.2%, 1/20/25	16,505	4,739
FW2471736.UP.FTS.B, 17.65%, 1/20/25	1,399	1,409
L2471359.UP.FTS.B, 19.95%, 1/20/25	2,336	169
FW2474339.UP.FTS.B, 22.4%, 1/20/25	297	296
L2475291.UP.FTS.B, 22.47%, 1/20/25	869	874
FW2471424.UP.FTS.B, 26.66%, 1/20/25	1,451	1,397
FW2473893.UP.FTS.B, 26.7%, 1/20/25	499	502
L2477325.UP.FTS.B, 5.03%, 1/21/25	16,997	16,873
FW2481417.UP.FTS.B, 5.45%, 1/21/25	8,362	8,295
L2480101.UP.FTS.B, 5.52%, 1/21/25	1,331	1,321
L2477182.UP.FTS.B, 5.56%, 1/21/25	571	566
L2479581.UP.FTS.B, 5.69%, 1/21/25	1,589	1,575
L2480415.UP.FTS.B, 6.21%, 1/21/25	1,478	1,467
FW2476655.UP.FTS.B, 6.3%, 1/21/25	4,594	4,561
L2455913.UP.FTS.B, 6.4%, 1/21/25	5,269	386
L2480190.UP.FTS.B, 6.98%, 1/21/25	2,311	2,295
L2480122.UP.FTS.B, 7.02%, 1/21/25	645	640
L2478511.UP.FTS.B, 7.09%, 1/21/25	1,739	1,725
FW2478250.UP.FTS.B, 7.15%, 1/21/25	3,858	3,830
FW2480938.UP.FTS.B, 7.33%, 1/21/25	2,234	639
L2479650.UP.FTS.B, 7.87%, 1/21/25	1,555	1,550
L2481282.UP.FTS.B, 9.2%, 1/21/25	323	322
FW2478471.UP.FTS.B, 9.25%, 1/21/25	1,573	1,570
L2480424.UP.FTS.B, 9.27%, 1/21/25	5,897	5,887
L2475861.UP.FTS.B, 9.49%, 1/21/25	3,931	3,924
L2476979.UP.FTS.B, 9.95%, 1/21/25	2,375	2,368
L2480429.UP.FTS.B, 10.33%, 1/21/25	1,371	1,305
L2477601.UP.FTS.B, 10.36%, 1/21/25	398	396
L2480719.UP.FTS.B, 10.39%, 1/21/25	3,971	3,964
FW2481731.UP.FTS.B, 11.13%, 1/21/25	1,638	236
FW2479385.UP.FTS.B, 11.38%, 1/21/25	4,006	4,007
L2474988.UP.FTS.B, 11.93%, 1/21/25	5,728	5,728
L2478459.UP.FTS.B, 12.7%, 1/21/25	1,897	177
L2476209.UP.FTS.B, 13.15%, 1/21/25	158	157
L2479789.UP.FTS.B, 13.9%, 1/21/25	4,011	4,012
L2474275.UP.FTS.B, 16.61%, 1/21/25	1,005	1,014
L2478515.UP.FTS.B, 17.23%, 1/21/25	6,693	6,751
FW2475769.UP.FTS.B, 19.11%, 1/21/25	2,351	2,372

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2477321.UP.FTS.B, 21.33%, 1/21/25	$867	$872
FW2480050.UP.FTS.B, 22.48%, 1/21/25	615	616
L2475641.UP.FTS.B, 23.24%, 1/21/25	425	427
FW2476942.UP.FTS.B, 24.18%, 1/21/25	1,925	1,848
FW2481245.UP.FTS.B, 25.29%, 1/21/25	1,347	1,356
FW2475936.UP.FTS.B, 29.09%, 1/21/25	2,630	2,646
L2653951.UP.FTS.B, 6.48%, 2/18/25	2,601	2,580
FW2655218.UP.FTS.B, 7.75%, 2/18/25	2,907	206
L2655641.UP.FTS.B, 8.17%, 2/18/25	4,186	4,170
L2653470.UP.FTS.B, 9.9%, 2/18/25	636	634
L2653301.UP.FTS.B, 10.24%, 2/18/25	1,277	355
FW2653772.UP.FTS.B, 12.73%, 2/18/25	1,964	1,960
L2655802.UP.FTS.B, 13.7%, 2/18/25	18,599	18,585
FW2657387.UP.FTS.B, 15.36%, 2/18/25	2,659	2,679
L2617545.UP.FTS.B, 16.16%, 2/18/25	5,558	5,592
FW2655306.UP.FTS.B, 16.76%, 2/18/25	448	452
L2653186.UP.FTS.B, 16.89%, 2/18/25	2,737	2,747
FW2657575.UP.FTS.B, 20.06%, 2/18/25	828	834
FW2653011.UP.FTS.B, 20.27%, 2/18/25	1,009	1,008
L2655839.UP.FTS.B, 20.67%, 2/18/25	2,341	2,353
L2656549.UP.FTS.B, 21.62%, 2/18/25	4,281	4,112
FW2657763.UP.FTS.B, 25.51%, 2/18/25	959	963
FW2655547.UP.FTS.B, 26.23%, 2/18/25	8,262	8,076
FW2651300.UP.FTS.B, 26.41%, 2/18/25	4,618	4,631
FW2653018.UP.FTS.B, 28.19%, 2/18/25	3,114	2,984
FW2655008.UP.FTS.B, 28.32%, 2/18/25	1,956	1,965
L1720797.UP.FTS.B, 13.29%, 2/22/25	1,230	1,226
L2789474.UP.FTS.B, 5.35%, 3/14/25	21,820	21,628
L2789842.UP.FTS.B, 5.91%, 3/14/25	636	631
L2783988.UP.FTS.B, 5.98%, 3/14/25	2,069	2,052
FW2782638.UP.FTS.B, 6.35%, 3/14/25	1,320	1,309
L2789162.UP.FTS.B, 6.79%, 3/14/25	2,421	2,402
L2781429.UP.FTS.B, 7.28%, 3/14/25	2,008	1,991
L2790004.UP.FTS.B, 7.29%, 3/14/25	488	484
FW2780242.UP.FTS.B, 7.32%, 3/14/25	2,662	2,639
L2780817.UP.FTS.B, 8.23%, 3/14/25	7,171	6,805
L2779758.UP.FTS.B, 8.44%, 3/14/25	4,792	4,768
L2708925.UP.FTS.B, 8.54%, 3/14/25	7,171	7,135
L2783157.UP.FTS.B, 8.64%, 3/14/25	1,330	1,318
L2782839.UP.FTS.B, 8.65%, 3/14/25	8,568	8,526
L2790033.UP.FTS.B, 8.96%, 3/14/25	3,329	3,312
L2788652.UP.FTS.B, 9.29%, 3/14/25	15,712	15,658
FW2780431.UP.FTS.B, 9.37%, 3/14/25	902	898
L2786390.UP.FTS.B, 9.45%, 3/14/25	4,178	4,160
L2787312.UP.FTS.B, 9.5%, 3/14/25	2,385	2,376
FW2789186.UP.FTS.B, 9.55%, 3/14/25	2,260	2,249
L2785539.UP.FTS.B, 9.79%, 3/14/25	395	393
L2782831.UP.FTS.B, 9.91%, 3/14/25	18,104	18,044
L2787472.UP.FTS.B, 9.97%, 3/14/25	4,172	4,152
L2787034.UP.FTS.B, 10%, 3/14/25	7,381	7,346
L2784267.UP.FTS.B, 10.12%, 3/14/25	953	949
L2784498.UP.FTS.B, 10.44%, 3/14/25	22,762	22,652
FW2790618.UP.FTS.B, 11.07%, 3/14/25	1,373	1,367
L2784868.UP.FTS.B, 11.13%, 3/14/25	2,211	2,201
L2783479.UP.FTS.B, 11.22%, 3/14/25	4,828	4,812
FW2785947.UP.FTS.B, 11.48%, 3/14/25	1,974	1,964
L2785788.UP.FTS.B, 11.62%, 3/14/25	20,221	20,138
FW2782834.UP.FTS.B, 11.66%, 3/14/25	5,002	4,989

106	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2788361.UP.FTS.B, 11.71%, 3/14/25	$3,975	$1,098
FW2789650.UP.FTS.B, 11.79%, 3/14/25	460	458
L2782511.UP.FTS.B, 12.01%, 3/14/25	1,521	1,515
L2783638.UP.FTS.B, 12.12%, 3/14/25	3,691	3,676
L2781981.UP.FTS.B, 12.17%, 3/14/25	461	460
FW2790770.UP.FTS.B, 12.38%, 3/14/25	3,930	3,911
L2785153.UP.FTS.B, 12.45%, 3/14/25	3,053	3,041
L2785167.UP.FTS.B, 12.55%, 3/14/25	4,630	4,611
L2779841.UP.FTS.B, 13.12%, 3/14/25	4,698	4,680
FW2788740.UP.FTS.B, 13.18%, 3/14/25	4,071	4,054
L2786541.UP.FTS.B, 13.29%, 3/14/25	5,589	5,566
L2781476.UP.FTS.B, 13.87%, 3/14/25	15,014	14,369
L2785233.UP.FTS.B, 13.96%, 3/14/25	1,395	1,392
L2785794.UP.FTS.B, 14%, 3/14/25	1,200	1,142
L2782270.UP.FTS.B, 14.18%, 3/14/25	703	701
L2783992.UP.FTS.B, 14.35%, 3/14/25	2,348	2,339
L2783494.UP.FTS.B, 14.52%, 3/14/25	6,537	6,511
L2789562.UP.FTS.B, 14.72%, 3/14/25	2,808	2,821
FW2782628.UP.FTS.B, 14.81%, 3/14/25	4,041	4,060
FW2784953.UP.FTS.B, 14.86%, 3/14/25	7,217	7,231
FW2785548.UP.FTS.B, 14.88%, 3/14/25	2,028	2,019
L2781813.UP.FTS.B, 14.88%, 3/14/25	3,829	3,847
L2781432.UP.FTS.B, 14.97%, 3/14/25	4,651	4,640
L2786094.UP.FTS.B, 14.97%, 3/14/25	1,780	1,776
L2781532.UP.FTS.B, 15.01%, 3/14/25	2,832	2,821
FW2788311.UP.FTS.B, 15.07%, 3/14/25	3,400	3,407
L2782136.UP.FTS.B, 15.09%, 3/14/25	937	935
L2778950.UP.FTS.B, 15.29%, 3/14/25	4,353	4,361
FW2783963.UP.FTS.B, 15.58%, 3/14/25	10,431	10,456
L2789802.UP.FTS.B, 15.69%, 3/14/25	1,187	1,190
L2782299.UP.FTS.B, 15.8%, 3/14/25	502	504
L2783447.UP.FTS.B, 16.16%, 3/14/25	7,145	7,117
L2784731.UP.FTS.B, 16.18%, 3/14/25	10,148	10,108
FW2788810.UP.FTS.B, 16.29%, 3/14/25	1,192	1,194
FW2785887.UP.FTS.B, 16.41%, 3/14/25	1,480	1,483
FW2783979.UP.FTS.B, 16.68%, 3/14/25	3,255	3,249
L2784318.UP.FTS.B, 16.69%, 3/14/25	2,870	2,857
L2784821.UP.FTS.B, 16.79%, 3/14/25	5,286	5,294
L2783908.UP.FTS.B, 16.9%, 3/14/25	2,635	2,640
FW2784509.UP.FTS.B, 16.95%, 3/14/25	4,487	327
FW2782202.UP.FTS.B, 17.05%, 3/14/25	480	481
L2783618.UP.FTS.B, 17.2%, 3/14/25	2,881	2,887
L2786224.UP.FTS.B, 17.23%, 3/14/25	5,237	5,248
L2786989.UP.FTS.B, 17.31%, 3/14/25	4,800	694
FW2779702.UP.FTS.B, 17.41%, 3/14/25	3,174	3,181
L2786076.UP.FTS.B, 17.41%, 3/14/25	4,328	4,337
L2781269.UP.FTS.B, 17.46%, 3/14/25	2,399	2,412
L2788162.UP.FTS.B, 17.53%, 3/14/25	2,696	388
L2786774.UP.FTS.B, 18.02%, 3/14/25	1,604	1,607
FW2789882.UP.FTS.B, 18.22%, 3/14/25	59	–
L2766917.UP.FTS.B, 18.31%, 3/14/25	245	243
FW2789731.UP.FTS.B, 18.32%, 3/14/25	2,421	2,426
L2786748.UP.FTS.B, 18.37%, 3/14/25	5,184	5,195
L2788322.UP.FTS.B, 18.8%, 3/14/25	1,386	54
L2783772.UP.FTS.B, 19.16%, 3/14/25	4,873	4,884
L2780057.UP.FTS.B, 19.94%, 3/14/25	2,344	2,353
L2780437.UP.FTS.B, 20.28%, 3/14/25	729	723
L2785203.UP.FTS.B, 20.46%, 3/14/25	2,886	2,762

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2780756.UP.FTS.B, 20.48%, 3/14/25	$489	$490
L2781043.UP.FTS.B, 20.76%, 3/14/25	5,858	5,874
FW2783539.UP.FTS.B, 20.82%, 3/14/25	4,037	4,030
L2780491.UP.FTS.B, 20.92%, 3/14/25	9,911	9,682
L2786126.UP.FTS.B, 20.92%, 3/14/25	3,603	3,612
FW2782841.UP.FTS.B, 20.97%, 3/14/25	7,077	7,075
FW2783839.UP.FTS.B, 21.06%, 3/14/25	494	493
L2785016.UP.FTS.B, 21.17%, 3/14/25	1,005	1,003
FW2781273.UP.FTS.B, 21.18%, 3/14/25	3,711	3,702
L2782241.UP.FTS.B, 21.23%, 3/14/25	1,735	1,741
FW2784134.UP.FTS.B, 21.24%, 3/14/25	1,089	1,086
L2785725.UP.FTS.B, 21.29%, 3/14/25	743	744
L2787109.UP.FTS.B, 21.35%, 3/14/25	3,416	3,418
L2782350.UP.FTS.B, 21.46%, 3/14/25	744	742
L2781274.UP.FTS.B, 21.7%, 3/14/25	1,093	1,090
L2787578.UP.FTS.B, 21.76%, 3/14/25	2,981	2,974
L2764146.UP.FTS.B, 21.8%, 3/14/25	2,983	2,990
L2784966.UP.FTS.B, 21.92%, 3/14/25	251	249
L2782964.UP.FTS.B, 22.07%, 3/14/25	996	994
L2782582.UP.FTS.B, 22.37%, 3/14/25	2,746	2,739
L2782645.UP.FTS.B, 22.52%, 3/14/25	7,496	7,478
FW2785697.UP.FTS.B, 22.53%, 3/14/25	2,399	2,393
FW2787008.UP.FTS.B, 22.54%, 3/14/25	1,417	1,405
FW2787563.UP.FTS.B, 22.68%, 3/14/25	1,501	1,497
L2782764.UP.FTS.B, 22.75%, 3/14/25	7,398	532
FW2785249.UP.FTS.B, 22.94%, 3/14/25	3,483	3,486
FW2780300.UP.FTS.B, 22.97%, 3/14/25	3,669	3,644
FW2780584.UP.FTS.B, 23.25%, 3/14/25	617	610
L2789538.UP.FTS.B, 23.38%, 3/14/25	12,654	12,688
L2780571.UP.FTS.B, 23.44%, 3/14/25	2,166	2,161
FW2780513.UP.FTS.B, 24.57%, 3/14/25	15,311	15,278
FW2783940.UP.FTS.B, 24.74%, 3/14/25	463	464
FW2788926.UP.FTS.B, 24.92%, 3/14/25	7,241	517
FW2790447.UP.FTS.B, 25.02%, 3/14/25	1,774	1,692
L2783518.UP.FTS.B, 25.17%, 3/14/25	3,464	3,456
FW2788009.UP.FTS.B, 25.24%, 3/14/25	14,862	14,874
FW2784542.UP.FTS.B, 25.52%, 3/14/25	2,460	175
FW2789028.UP.FTS.B, 25.9%, 3/14/25	2,530	2,532
FW2785977.UP.FTS.B, 25.94%, 3/14/25	5,584	5,572
FW2789498.UP.FTS.B, 26.58%, 3/14/25	916	914
FW2786035.UP.FTS.B, 26.63%, 3/14/25	2,875	2,871
FW2779777.UP.FTS.B, 26.66%, 3/14/25	3,047	218
FW2785381.UP.FTS.B, 26.83%, 3/14/25	855	855
L2780006.UP.FTS.B, 27.11%, 3/14/25	3,874	3,866
L2781349.UP.FTS.B, 28.09%, 3/14/25	3,173	3,168
FW2787819.UP.FTS.B, 28.48%, 3/14/25	574	572
FW2788507.UP.FTS.B, 29.01%, 3/14/25	2,990	2,990
FW2784820.UP.FTS.B, 29.05%, 3/14/25	1,568	1,564
FW2779949.UP.FTS.B, 29.18%, 3/14/25	3,144	3,138
FW2783771.UP.FTS.B, 32.99%, 3/14/25	1,183	1,181
FW2789039.UP.FTS.B, 33.98%, 3/14/25	3,627	3,620
FW1895268.UP.FTS.B, 18.48%, 3/21/25	2,133	2,143
FW1892377.UP.FTS.B, 22.87%, 3/21/25	1,469	118
FW1893365.UP.FTS.B, 26.97%, 3/21/25	4,643	4,658
L2781446.UP.FTS.B, 21.97%, 3/27/25	4,511	4,517
FW2781202.UP.FTS.B, 9.95%, 3/28/25	3,875	3,862
L2785522.UP.FTS.B, 24.27%, 3/28/25	5,263	5,268
FW2785447.UP.FTS.B, 24.58%, 3/28/25	1,648	1,649

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	107

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2787085.UP.FTS.B, 24.9%, 3/28/25	$1,542	$1,544
L2017667.UP.FTS.B, 9.13%, 4/10/25	995	137
L2018006.UP.FTS.B, 14.87%, 4/10/25	859	862
L2016139.UP.FTS.B, 16.33%, 4/10/25	9,787	5,860
L2932200.UP.FTS.B, 5.67%, 4/11/25	512	507
L2932027.UP.FTS.B, 6.02%, 4/11/25	3,035	3,007
L2929905.UP.FTS.B, 6.33%, 4/11/25	1,165	1,155
FW2932159.UP.FTS.B, 6.87%, 4/11/25	7,051	6,986
L2932158.UP.FTS.B, 7.54%, 4/11/25	2,008	1,989
L2928687.UP.FTS.B, 8.44%, 4/11/25	7,097	7,060
L2881416.UP.FTS.B, 8.75%, 4/11/25	3,343	3,324
L2932299.UP.FTS.B, 9.07%, 4/11/25	574	570
L2929932.UP.FTS.B, 9.99%, 4/11/25	5,438	5,412
L2931770.UP.FTS.B, 10.22%, 4/11/25	1,737	1,727
FW2928017.UP.FTS.B, 10.52%, 4/11/25	2,563	2,548
L2931320.UP.FTS.B, 11.14%, 4/11/25	1,458	1,449
L2929414.UP.FTS.B, 11.34%, 4/11/25	819	814
L2930901.UP.FTS.B, 12.11%, 4/11/25	1,117	1,113
L2929881.UP.FTS.B, 12.38%, 4/11/25	3,731	3,712
L2932133.UP.FTS.B, 13.25%, 4/11/25	1,086	1,080
L2930188.UP.FTS.B, 13.77%, 4/11/25	1,686	1,677
FW2928039.UP.FTS.B, 14.66%, 4/11/25	1,455	204
L2931839.UP.FTS.B, 14.95%, 4/11/25	2,993	3,002
FW2931434.UP.FTS.B, 17.18%, 4/11/25	844	846
L2930012.UP.FTS.B, 17.63%, 4/11/25	4,743	4,743
L2931233.UP.FTS.B, 18.54%, 4/11/25	11,137	11,138
L2930233.UP.FTS.B, 18.91%, 4/11/25	5,139	5,155
FW2932065.UP.FTS.B, 19.22%, 4/11/25	1,039	1,039
L2927973.UP.FTS.B, 20.64%, 4/11/25	1,729	476
L2930402.UP.FTS.B, 20.69%, 4/11/25	4,100	2,457
L2930083.UP.FTS.B, 20.84%, 4/11/25	567	566
L2929619.UP.FTS.B, 21.46%, 4/11/25	1,585	1,578
L2931062.UP.FTS.B, 21.64%, 4/11/25	3,366	2,021
FW2930608.UP.FTS.B, 21.67%, 4/11/25	14,824	14,872
L2929114.UP.FTS.B, 22.42%, 4/11/25	2,837	2,845
FW2928704.UP.FTS.B, 22.56%, 4/11/25	4,693	4,701
FW2927971.UP.FTS.B, 22.83%, 4/11/25	1,719	252
L2930633.UP.FTS.B, 23.01%, 4/11/25	849	845
FW2927993.UP.FTS.B, 24.47%, 4/11/25	1,070	1,071
FW2929588.UP.FTS.B, 24.98%, 4/11/25	2,898	2,884
FW2929190.UP.FTS.B, 25.18%, 4/11/25	991	979
FW2929319.UP.FTS.B, 26.2%, 4/11/25	2,327	1,424
L2928046.UP.FTS.B, 27.24%, 4/11/25	5,973	3,656
FW2929773.UP.FTS.B, 27.44%, 4/11/25	5,457	5,431
FW2927991.UP.FTS.B, 28.1%, 4/11/25	4,835	4,809
FW2924920.UP.FTS.B, 28.52%, 4/11/25	471	469
FW2930422.UP.FTS.B, 29.23%, 4/11/25	4,598	4,576
L2936152.UP.FTS.B, 6.5%, 4/12/25	2,530	2,508
FW2936118.UP.FTS.B, 7.86%, 4/12/25	946	938
L2934109.UP.FTS.B, 8%, 4/12/25	2,371	2,358
L2932714.UP.FTS.B, 8.81%, 4/12/25	3,102	3,084
L2933699.UP.FTS.B, 9.94%, 4/12/25	5,151	5,122
L2933980.UP.FTS.B, 10%, 4/12/25	2,408	2,394
L2933392.UP.FTS.B, 10.34%, 4/12/25	1,479	1,471
L2934235.UP.FTS.B, 10.92%, 4/12/25	5,190	5,161
L2932547.UP.FTS.B, 10.94%, 4/12/25	3,091	3,078
L2932991.UP.FTS.B, 11.24%, 4/12/25	535	532
L2933998.UP.FTS.B, 12.66%, 4/12/25	2,581	2,570

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2934843.UP.FTS.B, 12.97%, 4/12/25	$822	$819
L2934103.UP.FTS.B, 13.2%, 4/12/25	4,310	4,295
L2933972.UP.FTS.B, 13.4%, 4/12/25	3,877	3,860
L2933861.UP.FTS.B, 13.75%, 4/12/25	1,586	1,578
L2933133.UP.FTS.B, 13.94%, 4/12/25	15,862	15,789
FW2933363.UP.FTS.B, 14.89%, 4/12/25	1,519	1,512
FW2932473.UP.FTS.B, 15.91%, 4/12/25	8,208	8,167
L2934820.UP.FTS.B, 17.41%, 4/12/25	6,043	6,063
L2935513.UP.FTS.B, 17.97%, 4/12/25	3,578	3,579
L2931304.UP.FTS.B, 18.2%, 4/12/25	2,253	2,242
L2933460.UP.FTS.B, 18.4%, 4/12/25	1,282	1,282
L2928766.UP.FTS.B, 18.41%, 4/12/25	3,056	3,066
L2934158.UP.FTS.B, 18.51%, 4/12/25	1,561	1,563
L2933159.UP.FTS.B, 18.53%, 4/12/25	9,527	9,539
FW2933691.UP.FTS.B, 18.64%, 4/12/25	7,027	1,012
L2935652.UP.FTS.B, 19.04%, 4/12/25	5,150	5,152
FW2934964.UP.FTS.B, 19.17%, 4/12/25	1,134	1,129
L2933024.UP.FTS.B, 19.59%, 4/12/25	2,276	2,277
L2933730.UP.FTS.B, 20.46%, 4/12/25	775	38
FW2933966.UP.FTS.B, 21.23%, 4/12/25	5,231	5,207
FW2935725.UP.FTS.B, 21.56%, 4/12/25	9,280	9,237
L2934180.UP.FTS.B, 22.43%, 4/12/25	816	809
FW2934705.UP.FTS.B, 22.66%, 4/12/25	4,619	4,577
FW2933074.UP.FTS.B, 22.74%, 4/12/25	7,137	7,104
FW2932854.UP.FTS.B, 25.66%, 4/12/25	8,686	8,672
FW2900575.UP.FTS.B, 25.78%, 4/12/25	3,802	3,789
FW2931971.UP.FTS.B, 25.79%, 4/12/25	1,772	1,770
FW2932613.UP.FTS.B, 27%, 4/12/25	2,720	2,708
FW2783344.UP.FTS.B, 32.05%, 4/14/25	1,310	–
L2929252.UP.FTS.B, 25.98%, 4/15/25	3,467	3,462
FW2931763.UP.FTS.B, 17.53%, 4/18/25	1,885	1,799
L2018443.UP.FTS.B, 13.86%, 4/23/25	798	793
L2110121.UP.FTS.B, 7.71%, 4/24/25	8,120	8,096
FW2110774.UP.FTS.B, 28.89%, 4/24/25	6,820	6,824
L2112331.UP.FTS.B, 15.71%, 5/08/25	1,227	339
L2260646.UP.FTS.B, 11.94%, 5/16/25	3,294	241
L2265667.UP.FTS.B, 19.73%, 5/16/25	11,075	11,102
L2265891.UP.FTS.B, 23.63%, 5/16/25	2,071	2,065
FW2262628.UP.FTS.B, 27.26%, 5/16/25	1,692	1,697
FW2262409.UP.FTS.B, 28.42%, 5/16/25	2,670	2,659
FW2166539.UP.FTS.B, 28.95%, 5/16/25	9,061	9,050
FW2472771.UP.FTS.B, 28.59%, 6/20/25	1,198	1,194
L2481166.UP.FTS.B, 5.6%, 6/21/25	7,226	667
L2480634.UP.FTS.B, 10.14%, 6/21/25	5,621	5,314
FW2481101.UP.FTS.B, 11.5%, 6/21/25	1,157	1,098
L2478954.UP.FTS.B, 13.18%, 6/21/25	2,146	156
FW2656373.UP.FTS.B, 28.99%, 7/18/25	2,192	110
L2789819.UP.FTS.B, 14.63%, 8/14/25	8,658	8,208
L2782850.UP.FTS.B, 16.52%, 8/14/25	5,355	5,349
L2785530.UP.FTS.B, 18.7%, 8/14/25	3,195	3,176
L2785622.UP.FTS.B, 19.86%, 8/14/25	4,499	4,270
L2781760.UP.FTS.B, 22.09%, 8/14/25	7,365	7,328
FW2781316.UP.FTS.B, 22.36%, 8/14/25	12,120	11,976
FW2787195.UP.FTS.B, 24.53%, 8/14/25	7,389	7,325
FW2780476.UP.FTS.B, 28.97%, 8/14/25	4,532	4,494
L2017782.UP.FTS.B, 13.67%, 9/10/25	1,836	1,820
L2928094.UP.FTS.B, 14.5%, 9/11/25	1,343	1,332
FW2930025.UP.FTS.B, 24.38%, 9/11/25	4,551	329

108	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2928685.UP.FTS.B, 30.47%, 9/11/25	$2,058	$2,041
L2262597.UP.FTS.B, 16.24%, 10/16/25	2,349	2,346
FW2263191.UP.FTS.B, 28.73%, 10/16/25	3,177	3,193
L2269599.UP.FTS.B, 7.84%, 10/17/25	1,578	425
FW2267398.UP.FTS.B, 15.02%, 10/17/25	2,790	2,805
FW2268218.UP.FTS.B, 21.52%, 10/17/25	1,454	1,450
L2474828.UP.FTS.B, 10.25%, 11/21/25	1,699	506
L2477335.UP.FTS.B, 9.18%, 12/06/25	8,646	8,574
L2783169.UP.FTS.B, 6.72%, 1/14/26	16,601	2,256
L2782966.UP.FTS.B, 11.1%, 1/14/26	780	739
FW2780647.UP.FTS.B, 19.08%, 1/14/26	5,990	5,963
FW2787943.UP.FTS.B, 23.37%, 1/14/26	7,061	507
L2931052.UP.FTS.B, 15.78%, 2/11/26	2,645	2,601
L1695146.UP.FTS.B, 9.05%, 9/16/26	9,630	9,582
L1721236.UP.FTS.B, 9.48%, 9/16/26	7,291	7,255
FW1721203.UP.FTS.B, 9.61%, 9/16/26	4,850	4,826
FW1720766.UP.FTS.B, 10.27%, 9/16/26	9,185	9,156
L1721509.UP.FTS.B, 11.2%, 9/16/26	12,379	12,328
FW1720612.UP.FTS.B, 11.37%, 9/16/26	7,425	7,402
L1722234.UP.FTS.B, 12.18%, 9/16/26	6,245	6,219
FW1721436.UP.FTS.B, 14.47%, 9/16/26	15,381	15,323
L1720338.UP.FTS.B, 15.39%, 9/16/26	9,869	9,369
L1721497.UP.FTS.B, 16.37%, 9/16/26	5,181	5,181
FW1720748.UP.FTS.B, 16.61%, 9/16/26	3,246	3,246
L1721580.UP.FTS.B, 17.18%, 9/16/26	1,002	951
FW1721771.UP.FTS.B, 20.18%, 9/16/26	4,015	4,059
L1722523.UP.FTS.B, 21.72%, 9/16/26	2,371	2,397
FW1722389.UP.FTS.B, 21.83%, 9/16/26	17,163	17,327
L1722117.UP.FTS.B, 23.46%, 9/16/26	6,869	6,945
L1719755.UP.FTS.B, 25.09%, 9/16/26	2,285	2,287
FW1720056.UP.FTS.B, 25.74%, 9/16/26	7,927	1,202
FW1720865.UP.FTS.B, 26.03%, 9/16/26	1,681	1,700
L1701780.UP.FTS.B, 26.48%, 9/16/26	6,892	6,966
FW1721156.UP.FTS.B, 26.95%, 9/16/26	15,513	15,687
FW1720620.UP.FTS.B, 27.29%, 9/16/26	5,655	5,719
FW1720421.UP.FTS.B, 27.95%, 9/16/26	4,280	4,319
FW1722591.UP.FTS.B, 28.03%, 9/16/26	4,327	308
FW1722554.UP.FTS.B, 28.88%, 9/16/26	1,186	1,197
FW1700325.UP.FTS.B, 30.13%, 9/16/26	901	262
FW1720986.UP.FTS.B, 30.57%, 9/16/26	656	660
FW1720294.UP.FTS.B, 30.66%, 9/16/26	1,810	1,830
FW1720288.UP.FTS.B, 31.89%, 9/16/26	5,041	–
FW1716737.UP.FTS.B, 16.3%, 9/23/26	2,133	308
L1859672.UP.FTS.B, 7.74%, 10/21/26	9,203	9,153
L1892951.UP.FTS.B, 14.33%, 10/21/26	2,871	2,782
L1893967.UP.FTS.B, 14.49%, 10/21/26	1,266	1,262
FW1892411.UP.FTS.B, 14.52%, 10/21/26	16,325	16,266
L1894936.UP.FTS.B, 16.25%, 10/21/26	3,985	3,979
FW1895480.UP.FTS.B, 16.41%, 10/21/26	8,628	8,622
L1890982.UP.FTS.B, 16.75%, 10/21/26	4,659	4,660
FW1894387.UP.FTS.B, 17.87%, 10/21/26	4,002	4,007
FW1894844.UP.FTS.B, 18.47%, 10/21/26	15,550	15,541
L1894129.UP.FTS.B, 19.51%, 10/21/26	2,207	2,206
L1892072.UP.FTS.B, 19.65%, 10/21/26	4,171	238
L1889041.UP.FTS.B, 19.76%, 10/21/26	1,023	1,023
L1892098.UP.FTS.B, 20.43%, 10/21/26	4,033	–
L1890899.UP.FTS.B, 20.85%, 10/21/26	7,727	560
L1894090.UP.FTS.B, 22.26%, 10/21/26	7,037	6,851

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L1891077.UP.FTS.B, 23.49%, 10/21/26	$13,766	$13,498
L1895099.UP.FTS.B, 24.25%, 10/21/26	3,390	3,386
L1893140.UP.FTS.B, 24.95%, 10/21/26	1,405	1,421
L1893569.UP.FTS.B, 25.34%, 10/21/26	1,438	1,425
L1890870.UP.FTS.B, 25.37%, 10/21/26	3,732	3,770
L1896072.UP.FTS.B, 25.44%, 10/21/26	2,502	2,527
L1890828.UP.FTS.B, 25.46%, 10/21/26	3,184	927
L1896094.UP.FTS.B, 25.49%, 10/21/26	6,058	433
FW1892106.UP.FTS.B, 26.33%, 10/21/26	3,588	3,623
FW1893402.UP.FTS.B, 27.14%, 10/21/26	4,326	4,368
L1892234.UP.FTS.B, 27.37%, 10/21/26	8,665	8,750
FW1891795.UP.FTS.B, 28.39%, 10/21/26	7,723	7,424
FW1892884.UP.FTS.B, 28.78%, 10/21/26	1,733	1,753
FW1893982.UP.FTS.B, 28.82%, 10/21/26	3,065	3,095
FW1891950.UP.FTS.B, 29.07%, 10/21/26	37,389	35,995
FW1890284.UP.FTS.B, 30.97%, 10/21/26	1,504	1,450
FW1894842.UP.FTS.B, 31.16%, 10/21/26	3,281	3,161
L1890702.UP.FTS.B, 25.43%, 11/05/26	4,328	4,364
L2015861.UP.FTS.B, 9.46%, 11/10/26	6,074	6,040
L2016805.UP.FTS.B, 10.63%, 11/10/26	5,816	5,789
L2016181.UP.FTS.B, 10.7%, 11/10/26	3,456	472
L2015997.UP.FTS.B, 10.83%, 11/10/26	4,691	1,191
L2000658.UP.FTS.B, 11.67%, 11/10/26	12,122	12,056
FW2017263.UP.FTS.B, 13.09%, 11/10/26	16,338	16,261
L2016863.UP.FTS.B, 13.15%, 11/10/26	3,302	3,287
L2017795.UP.FTS.B, 13.15%, 11/10/26	3,302	3,287
FW2015303.UP.FTS.B, 13.44%, 11/10/26	33,222	33,043
L2016861.UP.FTS.B, 14.32%, 11/10/26	11,005	10,957
L2016549.UP.FTS.B, 14.78%, 11/10/26	3,841	3,821
L2016090.UP.FTS.B, 15.07%, 11/10/26	8,421	8,388
L2016450.UP.FTS.B, 15.84%, 11/10/26	5,201	5,185
FW2017922.UP.FTS.B, 16.45%, 11/10/26	10,154	10,110
FW2016602.UP.FTS.B, 16.55%, 11/10/26	8,152	8,128
FW2018016.UP.FTS.B, 16.76%, 11/10/26	13,518	13,476
L2017432.UP.FTS.B, 16.76%, 11/10/26	2,460	2,449
L2016124.UP.FTS.B, 17.83%, 11/10/26	5,048	1,385
L2015741.UP.FTS.B, 18.37%, 11/10/26	3,171	1,861
L2015870.UP.FTS.B, 19.02%, 11/10/26	1,059	608
L2017365.UP.FTS.B, 19.49%, 11/10/26	20,854	20,802
L2018057.UP.FTS.B, 20.23%, 11/10/26	13,848	13,940
L2012751.UP.FTS.B, 20.27%, 11/10/26	7,936	7,900
L2015880.UP.FTS.B, 20.5%, 11/10/26	30,822	31,045
L2018362.UP.FTS.B, 20.61%, 11/10/26	2,114	2,104
FW2017939.UP.FTS.B, 21.1%, 11/10/26	5,320	118
L2018199.UP.FTS.B, 22.27%, 11/10/26	7,252	4,274
L2016472.UP.FTS.B, 22.49%, 11/10/26	8,174	8,154
L2016591.UP.FTS.B, 22.73%, 11/10/26	3,635	2,089
L2015725.UP.FTS.B, 22.82%, 11/10/26	1,126	1,133
FW2007819.UP.FTS.B, 23.25%, 11/10/26	7,067	7,114
L2018147.UP.FTS.B, 23.34%, 11/10/26	10,395	10,414
L2018074.UP.FTS.B, 23.36%, 11/10/26	4,293	4,324
FW2018046.UP.FTS.B, 23.73%, 11/10/26	2,594	2,608
L2018486.UP.FTS.B, 23.79%, 11/10/26	14,210	14,172
L2010804.UP.FTS.B, 24.21%, 11/10/26	10,794	10,873
L2017277.UP.FTS.B, 24.63%, 11/10/26	1,444	1,454
L2016414.UP.FTS.B, 24.87%, 11/10/26	738	435
L2017556.UP.FTS.B, 25.05%, 11/10/26	2,819	2,839
L2016122.UP.FTS.B, 25.2%, 11/10/26	2,898	2,891

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	109

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2017313.UP.FTS.B, 25.23%, 11/10/26	$3,189	$3,212
L2016934.UP.FTS.B, 25.28%, 11/10/26	620	43
L2016288.UP.FTS.B, 25.3%, 11/10/26	6,896	1,972
L1992755.UP.FTS.B, 25.36%, 11/10/26	1,161	1,170
L2016960.UP.FTS.B, 25.39%, 11/10/26	798	804
L2017166.UP.FTS.B, 25.5%, 11/10/26	3,546	3,544
L2018078.UP.FTS.B, 25.62%, 11/10/26	3,181	473
FW2017120.UP.FTS.B, 25.88%, 11/10/26	5,734	407
FW2017724.UP.FTS.B, 26.2%, 11/10/26	2,885	2,904
FW2017665.UP.FTS.B, 26.79%, 11/10/26	8,790	8,855
FW2017448.UP.FTS.B, 26.97%, 11/10/26	1,433	1,442
FW2017995.UP.FTS.B, 27.09%, 11/10/26	4,405	4,437
FW2017395.UP.FTS.B, 27.53%, 11/10/26	4,281	4,307
FW2018112.UP.FTS.B, 27.81%, 11/10/26	9,399	444
FW2018097.UP.FTS.B, 28.2%, 11/10/26	1,310	1,318
FW2017468.UP.FTS.B, 28.36%, 11/10/26	1,534	440
FW2017627.UP.FTS.B, 28.75%, 11/10/26	5,834	410
FW2018328.UP.FTS.B, 28.94%, 11/10/26	939	136
FW2017283.UP.FTS.B, 29.28%, 11/10/26	3,723	3,751
FW2016668.UP.FTS.B, 29.41%, 11/10/26	5,288	5,321
FW2016853.UP.FTS.B, 29.43%, 11/10/26	342	337
FW2016021.UP.FTS.B, 29.96%, 11/10/26	11,204	11,289
FW2017531.UP.FTS.B, 30.14%, 11/10/26	5,615	5,657
FW2015923.UP.FTS.B, 30.28%, 11/10/26	5,995	6,040
FW2016098.UP.FTS.B, 30.28%, 11/10/26	1,199	1,208
FW2015746.UP.FTS.B, 30.57%, 11/10/26	2,183	2,195
FW2017369.UP.FTS.B, 30.83%, 11/10/26	2,256	2,273
FW2016238.UP.FTS.B, 30.97%, 11/10/26	1,691	1,699
FW2014044.UP.FTS.B, 31.01%, 11/10/26	3,016	3,032
FW2016392.UP.FTS.B, 31.01%, 11/10/26	512	319
FW2015895.UP.FTS.B, 31.02%, 11/10/26	2,120	150
FW2017963.UP.FTS.B, 31.1%, 11/10/26	7,323	2,108
FW2015165.UP.FTS.B, 31.13%, 11/10/26	1,364	1,371
FW2016440.UP.FTS.B, 31.16%, 11/10/26	3,281	951
FW2015784.UP.FTS.B, 31.24%, 11/10/26	1,734	1,747
FW2016681.UP.FTS.B, 31.25%, 11/10/26	4,148	4,179
FW2018216.UP.FTS.B, 32.18%, 11/10/26	2,786	2,806
FW2015624.UP.FTS.B, 24.49%, 11/15/26	4,328	4,350
FW2018137.UP.FTS.B, 31.23%, 11/15/26	15,153	15,266
FW2110828.UP.FTS.B, 6%, 11/24/26	1,207	1,223
L2111539.UP.FTS.B, 8.17%, 11/24/26	5,055	5,033
L2112207.UP.FTS.B, 9.52%, 11/24/26	8,723	1,205
FW2112522.UP.FTS.B, 10.63%, 11/24/26	793	788
L2112534.UP.FTS.B, 11.65%, 11/24/26	18,386	18,338
L2110925.UP.FTS.B, 12.01%, 11/24/26	20,090	20,022
L2112036.UP.FTS.B, 13.1%, 11/24/26	990	988
L2109723.UP.FTS.B, 14.71%, 11/24/26	30,515	30,416
L2112445.UP.FTS.B, 15.34%, 11/24/26	2,018	2,019
L2112051.UP.FTS.B, 15.48%, 11/24/26	10,104	10,108
L2111566.UP.FTS.B, 15.86%, 11/24/26	3,378	3,379
L2111428.UP.FTS.B, 15.89%, 11/24/26	3,455	3,451
FW2111859.UP.FTS.B, 16.21%, 11/24/26	5,758	5,761
L2111758.UP.FTS.B, 16.63%, 11/24/26	27,048	26,984
FW2111175.UP.FTS.B, 16.64%, 11/24/26	4,611	4,609
L2111907.UP.FTS.B, 16.75%, 11/24/26	2,041	2,042
FW2111473.UP.FTS.B, 17.42%, 11/24/26	2,660	2,661
FW2112554.UP.FTS.B, 17.97%, 11/24/26	20,646	20,622
FW2103098.UP.FTS.B, 18.1%, 11/24/26	2,751	2,755

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2112204.UP.FTS.B, 18.12%, 11/24/26	$3,790	$3,785
L2110989.UP.FTS.B, 18.58%, 11/24/26	4,832	4,839
L2111999.UP.FTS.B, 18.81%, 11/24/26	5,432	5,386
FW2111909.UP.FTS.B, 19.23%, 11/24/26	2,329	2,331
L2111433.UP.FTS.B, 19.56%, 11/24/26	3,481	3,479
FW2111564.UP.FTS.B, 19.87%, 11/24/26	3,347	3,352
L2110920.UP.FTS.B, 20%, 11/24/26	9,267	9,274
L2110840.UP.FTS.B, 20.27%, 11/24/26	3,499	3,533
FW2112337.UP.FTS.B, 20.38%, 11/24/26	6,974	7,057
FW2103854.UP.FTS.B, 20.73%, 11/24/26	11,866	11,818
L2111070.UP.FTS.B, 20.97%, 11/24/26	2,437	2,466
FW2110697.UP.FTS.B, 21.79%, 11/24/26	9,457	9,537
L2111001.UP.FTS.B, 22.12%, 11/24/26	1,409	1,426
L2109591.UP.FTS.B, 22.25%, 11/24/26	15,039	4,397
L2112213.UP.FTS.B, 22.37%, 11/24/26	5,309	826
FW2111879.UP.FTS.B, 22.64%, 11/24/26	11,900	858
L2111918.UP.FTS.B, 22.67%, 11/24/26	14,081	14,243
L2111808.UP.FTS.B, 23.39%, 11/24/26	2,439	174
L2111770.UP.FTS.B, 23.69%, 11/24/26	1,603	1,587
L2111688.UP.FTS.B, 25.07%, 11/24/26	1,810	1,832
L2110949.UP.FTS.B, 25.25%, 11/24/26	2,216	157
FW2111387.UP.FTS.B, 25.36%, 11/24/26	4,624	4,666
L2112349.UP.FTS.B, 25.4%, 11/24/26	7,256	7,345
L2111206.UP.FTS.B, 25.46%, 11/24/26	1,452	1,469
L2112241.UP.FTS.B, 25.52%, 11/24/26	4,125	652
L2111177.UP.FTS.B, 25.59%, 11/24/26	5,524	5,572
L2111103.UP.FTS.B, 25.8%, 11/24/26	1,618	1,627
FW2110882.UP.FTS.B, 25.83%, 11/24/26	5,825	5,896
FW2108311.UP.FTS.B, 26.95%, 11/24/26	3,227	227
FW2110829.UP.FTS.B, 27.91%, 11/24/26	11,505	11,587
FW2111301.UP.FTS.B, 28.21%, 11/24/26	4,025	282
FW2109993.UP.FTS.B, 28.34%, 11/24/26	3,700	3,746
FW2112225.UP.FTS.B, 30.05%, 11/24/26	1,422	1,439
FW2111978.UP.FTS.B, 30.35%, 11/24/26	2,697	19
FW2112451.UP.FTS.B, 30.73%, 11/24/26	1,353	1,370
FW2111816.UP.FTS.B, 30.78%, 11/24/26	1,729	1,750
FW2111709.UP.FTS.B, 31.03%, 11/24/26	6,212	437
FW2111832.UP.FTS.B, 31.16%, 11/24/26	8,132	8,175
FW2104466.UP.FTS.B, 31.47%, 11/24/26	3,382	105
FW2112102.UP.FTS.B, 31.76%, 11/24/26	6,088	6,162
L2262825.UP.FTS.B, 7.69%, 12/16/26	9,680	9,619
FW2264096.UP.FTS.B, 8.01%, 12/16/26	5,825	5,789
L2266515.UP.FTS.B, 8.1%, 12/16/26	4,840	4,813
L2264632.UP.FTS.B, 8.24%, 12/16/26	13,008	12,929
L2233679.UP.FTS.B, 10.15%, 12/16/26	4,285	4,262
L2256936.UP.FTS.B, 11.09%, 12/16/26	13,291	13,232
L2261890.UP.FTS.B, 11.17%, 12/16/26	9,980	9,925
L2265566.UP.FTS.B, 11.83%, 12/16/26	10,264	9,687
FW2263431.UP.FTS.B, 12.09%, 12/16/26	4,692	4,666
L2264084.UP.FTS.B, 12.97%, 12/16/26	1,523	393
L2262690.UP.FTS.B, 13.04%, 12/16/26	5,742	5,711
L2261612.UP.FTS.B, 13.93%, 12/16/26	1,361	1,354
FW2263216.UP.FTS.B, 14.33%, 12/16/26	683	680
FW2263771.UP.FTS.B, 14.5%, 12/16/26	5,140	5,113
FW2262525.UP.FTS.B, 14.73%, 12/16/26	20,541	20,454
L2266678.UP.FTS.B, 14.84%, 12/16/26	8,909	8,872
L2266887.UP.FTS.B, 15.02%, 12/16/26	4,804	4,791
FW2266772.UP.FTS.B, 15.05%, 12/16/26	5,466	5,449

110	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2262094.UP.FTS.B, 15.17%, 12/16/26	$3,436	$3,421
L2261820.UP.FTS.B, 15.32%, 12/16/26	34,122	33,971
FW2265961.UP.FTS.B, 16.27%, 12/16/26	4,151	4,139
L2265506.UP.FTS.B, 16.32%, 12/16/26	9,690	9,151
L2261462.UP.FTS.B, 16.62%, 12/16/26	2,293	2,287
L2262249.UP.FTS.B, 16.91%, 12/16/26	5,675	409
L2262304.UP.FTS.B, 17.3%, 12/16/26	9,082	9,058
L2261255.UP.FTS.B, 17.42%, 12/16/26	26,708	26,602
FW2265856.UP.FTS.B, 17.99%, 12/16/26	6,240	6,220
L2260722.UP.FTS.B, 18.02%, 12/16/26	2,110	2,101
L2262594.UP.FTS.B, 18.44%, 12/16/26	705	702
L2265320.UP.FTS.B, 18.67%, 12/16/26	706	704
L2262520.UP.FTS.B, 19.39%, 12/16/26	3,628	3,612
L2261512.UP.FTS.B, 19.6%, 12/16/26	7,107	7,089
L2261469.UP.FTS.B, 19.7%, 12/16/26	2,277	2,267
L2260922.UP.FTS.B, 19.74%, 12/16/26	4,981	5,008
L2265533.UP.FTS.B, 19.85%, 12/16/26	7,341	6,963
L2262271.UP.FTS.B, 20.02%, 12/16/26	6,847	6,822
FW2262822.UP.FTS.B, 20.38%, 12/16/26	2,144	2,161
L2262115.UP.FTS.B, 20.57%, 12/16/26	1,730	1,721
L2264912.UP.FTS.B, 20.76%, 12/16/26	2,867	2,860
L2263510.UP.FTS.B, 21.37%, 12/16/26	2,056	1,949
FW2263533.UP.FTS.B, 21.45%, 12/16/26	3,616	3,602
FW2266413.UP.FTS.B, 21.62%, 12/16/26	10,724	10,694
L2266172.UP.FTS.B, 21.62%, 12/16/26	2,524	2,543
FW2265342.UP.FTS.B, 21.77%, 12/16/26	2,577	2,596
L2264438.UP.FTS.B, 21.8%, 12/16/26	3,560	3,549
FW2242546.UP.FTS.B, 21.96%, 12/16/26	7,880	7,862
FW2265692.UP.FTS.B, 22.08%, 12/16/26	5,435	5,412
L2262151.UP.FTS.B, 23.18%, 12/16/26	15,910	15,999
L2262515.UP.FTS.B, 23.26%, 12/16/26	33,183	31,803
L2263677.UP.FTS.B, 23.33%, 12/16/26	10,937	11,022
L2266895.UP.FTS.B, 23.57%, 12/16/26	2,924	2,947
L2262668.UP.FTS.B, 24.03%, 12/16/26	2,420	2,439
L2160603.UP.FTS.B, 24.28%, 12/16/26	2,350	2,369
L2263485.UP.FTS.B, 24.71%, 12/16/26	1,473	1,485
FW2263757.UP.FTS.B, 24.74%, 12/16/26	5,520	5,563
FW2263559.UP.FTS.B, 24.81%, 12/16/26	5,750	5,508
FW2266843.UP.FTS.B, 24.86%, 12/16/26	2,212	2,207
L2262190.UP.FTS.B, 25.35%, 12/16/26	3,034	3,050
L2264771.UP.FTS.B, 25.35%, 12/16/26	1,432	1,372
L2262592.UP.FTS.B, 25.43%, 12/16/26	847	844
L2236916.UP.FTS.B, 25.5%, 12/16/26	2,962	2,979
L2266958.UP.FTS.B, 25.5%, 12/16/26	815	819
FW2265341.UP.FTS.B, 25.64%, 12/16/26	7,411	7,469
FW2259738.UP.FTS.B, 26.14%, 12/16/26	2,547	26
FW2263939.UP.FTS.B, 26.78%, 12/16/26	2,987	3,010
FW2262376.UP.FTS.B, 27.09%, 12/16/26	1,496	1,508
FW2266619.UP.FTS.B, 27.46%, 12/16/26	2,775	2,797
FW2265289.UP.FTS.B, 27.87%, 12/16/26	2,757	2,643
FW2262621.UP.FTS.B, 27.92%, 12/16/26	5,642	5,686
FW2264546.UP.FTS.B, 28.23%, 12/16/26	2,263	2,275
FW2260718.UP.FTS.B, 28.56%, 12/16/26	1,511	1,519
FW2263509.UP.FTS.B, 28.65%, 12/16/26	7,942	7,987
FW2265850.UP.FTS.B, 28.76%, 12/16/26	4,846	5
FW2177600.UP.FTS.B, 28.89%, 12/16/26	1,665	1,678
FW2264712.UP.FTS.B, 28.97%, 12/16/26	1,907	1,919
FW2265353.UP.FTS.B, 29.01%, 12/16/26	10,477	10,553

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2264681.UP.FTS.B, 29.13%, 12/16/26	$3,032	$3,056
FW2258081.UP.FTS.B, 30.3%, 12/16/26	3,722	3,745
FW2261708.UP.FTS.B, 30.67%, 12/16/26	2,335	2,346
FW2266558.UP.FTS.B, 30.86%, 12/16/26	1,532	1,541
FW2266459.UP.FTS.B, 30.98%, 12/16/26	891	897
FW2260770.UP.FTS.B, 31.08%, 12/16/26	1,150	1,159
FW2264279.UP.FTS.B, 31.14%, 12/16/26	1,472	1,481
FW2266925.UP.FTS.B, 31.22%, 12/16/26	14,850	14,221
FW2266682.UP.FTS.B, 31.23%, 12/16/26	3,636	3,489
FW2267010.UP.FTS.B, 31.33%, 12/16/26	2,235	2,249
FW2270153.UP.FTS.B, 7.21%, 12/17/26	2,881	2,865
FW2269719.UP.FTS.B, 7.26%, 12/17/26	7,611	7,161
L2269403.UP.FTS.B, 7.47%, 12/17/26	9,629	9,575
L2269259.UP.FTS.B, 8.25%, 12/17/26	1,946	1,934
L2268096.UP.FTS.B, 8.29%, 12/17/26	15,567	15,482
L2267269.UP.FTS.B, 8.51%, 12/17/26	9,750	9,691
L2269424.UP.FTS.B, 8.98%, 12/17/26	7,179	7,140
L2271105.UP.FTS.B, 9.17%, 12/17/26	22,013	21,892
FW2267252.UP.FTS.B, 9.41%, 12/17/26	5,098	5,069
L2266480.UP.FTS.B, 10.61%, 12/17/26	2,316	2,306
FW2269561.UP.FTS.B, 11.28%, 12/17/26	4,260	4,242
L2263798.UP.FTS.B, 11.32%, 12/17/26	17,900	17,823
L2270002.UP.FTS.B, 11.76%, 12/17/26	3,007	2,995
L2269004.UP.FTS.B, 11.83%, 12/17/26	8,694	8,648
L2270705.UP.FTS.B, 12.61%, 12/17/26	6,731	6,702
L2269154.UP.FTS.B, 12.96%, 12/17/26	14,037	13,258
L2267510.UP.FTS.B, 13.34%, 12/17/26	7,312	7,282
FW2269825.UP.FTS.B, 13.55%, 12/17/26	3,380	3,365
L2264006.UP.FTS.B, 13.57%, 12/17/26	6,990	6,600
L2269188.UP.FTS.B, 14.18%, 12/17/26	3,681	3,666
FW2259052.UP.FTS.B, 14.44%, 12/17/26	4,782	4,758
L2269061.UP.FTS.B, 14.52%, 12/17/26	3,056	3,043
L2268637.UP.FTS.B, 14.78%, 12/17/26	3,220	3,194
L2267899.UP.FTS.B, 15.39%, 12/17/26	6,883	6,856
FW2269286.UP.FTS.B, 15.6%, 12/17/26	19,658	19,560
L2269989.UP.FTS.B, 15.72%, 12/17/26	20,708	20,621
L2269665.UP.FTS.B, 16.5%, 12/17/26	11,255	11,225
L2267902.UP.FTS.B, 16.76%, 12/17/26	8,822	8,787
L2269419.UP.FTS.B, 17%, 12/17/26	6,910	6,893
L2267913.UP.FTS.B, 17.09%, 12/17/26	3,469	3,454
L2270652.UP.FTS.B, 17.8%, 12/17/26	1,963	1,959
FW2267256.UP.FTS.B, 17.83%, 12/17/26	7,300	1,071
FW2270802.UP.FTS.B, 17.83%, 12/17/26	701	700
L2268164.UP.FTS.B, 18.3%, 12/17/26	4,224	4,206
L2270265.UP.FTS.B, 18.3%, 12/17/26	1,408	1,402
L2267799.UP.FTS.B, 18.33%, 12/17/26	5,037	4,770
FW2267424.UP.FTS.B, 18.94%, 12/17/26	3,195	3,178
FW2268753.UP.FTS.B, 19.71%, 12/17/26	3,578	3,565
L2268708.UP.FTS.B, 19.88%, 12/17/26	3,561	3,554
L2267364.UP.FTS.B, 20.36%, 12/17/26	1,572	1,569
L2268745.UP.FTS.B, 20.6%, 12/17/26	3,153	3,140
L2268926.UP.FTS.B, 20.65%, 12/17/26	19,733	18,713
L2268079.UP.FTS.B, 20.72%, 12/17/26	2,853	2,875
L2256028.UP.FTS.B, 20.74%, 12/17/26	4,304	4,286
L2270132.UP.FTS.B, 20.75%, 12/17/26	1,075	1,071
L2244360.UP.FTS.B, 20.77%, 12/17/26	1,198	86
L2270631.UP.FTS.B, 21.07%, 12/17/26	9,099	2,558
L2269703.UP.FTS.B, 21.08%, 12/17/26	2,708	78

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	111

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2268043.UP.FTS.B, 21.67%, 12/17/26	$37,167	$ 35,266
FW2269279.UP.FTS.B, 21.88%, 12/17/26	10,413	10,477
FW2268457.UP.FTS.B, 22.16%, 12/17/26	8,325	8,392
FW2263842.UP.FTS.B, 22.41%, 12/17/26	10,894	10,958
L2214006.UP.FTS.B, 22.76%, 12/17/26	1,021	1,026
FW2267880.UP.FTS.B, 23.11%, 12/17/26	7,287	7,273
FW2271155.UP.FTS.B, 23.14%, 12/17/26	8,746	8,817
FW2270621.UP.FTS.B, 23.29%, 12/17/26	3,443	3,462
L2267371.UP.FTS.B, 23.36%, 12/17/26	949	957
FW2270716.UP.FTS.B, 24.09%, 12/17/26	3,668	3,698
L2269612.UP.FTS.B, 24.24%, 12/17/26	2,801	200
FW2268352.UP.FTS.B, 24.36%, 12/17/26	3,570	3,569
L2269673.UP.FTS.B, 24.46%, 12/17/26	735	741
L2269335.UP.FTS.B, 24.65%, 12/17/26	1,767	1,782
L2269672.UP.FTS.B, 24.89%, 12/17/26	4,739	4,549
L2268401.UP.FTS.B, 25.14%, 12/17/26	2,527	2,542
L2270209.UP.FTS.B, 25.15%, 12/17/26	1,552	1,564
L2268106.UP.FTS.B, 25.26%, 12/17/26	16,680	16,815
L2267192.UP.FTS.B, 25.29%, 12/17/26	1,582	1,520
L2269322.UP.FTS.B, 25.3%, 12/17/26	2,145	2,158
L2267659.UP.FTS.B, 25.42%, 12/17/26	1,581	458
FW2268057.UP.FTS.B, 25.81%, 12/17/26	1,484	1,493
FW2271111.UP.FTS.B, 26.4%, 12/17/26	4,514	4,334
FW2268918.UP.FTS.B, 26.51%, 12/17/26	2,082	149
FW2267544.UP.FTS.B, 26.57%, 12/17/26	8,221	587
FW2265199.UP.FTS.B, 27.31%, 12/17/26	3,990	4,015
FW2258741.UP.FTS.B, 27.63%, 12/17/26	2,027	2,044
FW2267234.UP.FTS.B, 28.03%, 12/17/26	858	863
FW2271113.UP.FTS.B, 29.49%, 12/17/26	2,677	2,694
FW2268163.UP.FTS.B, 29.95%, 12/17/26	2,999	2,994
FW2260471.UP.FTS.B, 30.04%, 12/17/26	5,746	5,777
FW2260486.UP.FTS.B, 30.33%, 12/17/26	11,451	11,545
FW2266749.UP.FTS.B, 30.39%, 12/17/26	993	1,001
FW2270615.UP.FTS.B, 30.87%, 12/17/26	1,227	1,234
FW2269601.UP.FTS.B, 30.92%, 12/17/26	1,379	1,390
FW2269865.UP.FTS.B, 30.96%, 12/17/26	1,073	1,082
FW2269782.UP.FTS.B, 31.05%, 12/17/26	6,211	6,262
FW2270320.UP.FTS.B, 31.1%, 12/17/26	1,384	1,392
FW2267969.UP.FTS.B, 31.13%, 12/17/26	3,146	3,172
FW2269656.UP.FTS.B, 31.22%, 12/17/26	1,229	1,237
FW2269622.UP.FTS.B, 31.24%, 12/17/26	844	851
FW2266605.UP.FTS.B, 31.38%, 12/17/26	1,844	1,860
FW2266148.UP.FTS.B, 14.03%, 12/21/26	3,409	3,395
FW2262301.UP.FTS.B, 30.52%, 12/22/26	3,759	3,786
FW2270167.UP.FTS.B, 27.42%, 12/25/26	11,775	3,440
FW2269726.UP.FTS.B, 9.71%, 12/28/26	9,881	9,823
FW2267947.UP.FTS.B, 20.33%, 12/28/26	4,421	4,450
L2265697.UP.FTS.B, 23.5%, 12/28/26	2,267	2,277
FW2268908.UP.FTS.B, 29.95%, 12/28/26	26,336	1,838
FW2270884.UP.FTS.B, 17.41%, 1/01/27	11,501	11,440
FW2475907.UP.FTS.B, 4.84%, 1/20/27	27,016	26,845
L2474579.UP.FTS.B, 4.95%, 1/20/27	15,275	15,174
L2474331.UP.FTS.B, 5.25%, 1/20/27	6,456	6,415
L2471525.UP.FTS.B, 5.57%, 1/20/27	25,963	25,795
L2475396.UP.FTS.B, 5.61%, 1/20/27	32,461	32,258
L2474959.UP.FTS.B, 5.82%, 1/20/27	5,203	5,171
L2475014.UP.FTS.B, 5.92%, 1/20/27	678	673
L2472984.UP.FTS.B, 6.81%, 1/20/27	1,635	1,622

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2475429.UP.FTS.B, 7.27%, 1/20/27	$4,248	$4,216
FW2473269.UP.FTS.B, 7.61%, 1/20/27	2,433	2,418
L2473931.UP.FTS.B, 7.74%, 1/20/27	11,233	11,171
L2475724.UP.FTS.B, 7.86%, 1/20/27	6,573	6,536
L2473450.UP.FTS.B, 8.65%, 1/20/27	16,658	16,567
FW2473955.UP.FTS.B, 8.68%, 1/20/27	2,597	2,583
FW2473331.UP.FTS.B, 9.04%, 1/20/27	11,466	11,095
L2473688.UP.FTS.B, 9.31%, 1/20/27	6,700	6,664
L2474865.UP.FTS.B, 9.49%, 1/20/27	2,737	2,719
L2474080.UP.FTS.B, 9.61%, 1/20/27	6,334	6,299
L2472065.UP.FTS.B, 9.95%, 1/20/27	5,051	5,024
L2473817.UP.FTS.B, 10.77%, 1/20/27	11,363	2,910
FW2472488.UP.FTS.B, 10.89%, 1/20/27	3,845	281
FW2475584.UP.FTS.B, 10.93%, 1/20/27	3,932	286
L2473418.UP.FTS.B, 10.96%, 1/20/27	12,775	3,270
L2474933.UP.FTS.B, 11.24%, 1/20/27	19,739	19,651
L2473427.UP.FTS.B, 11.29%, 1/20/27	13,619	13,559
L2473112.UP.FTS.B, 11.72%, 1/20/27	3,402	3,386
L2475887.UP.FTS.B, 12.32%, 1/20/27	7,619	551
L2471859.UP.FTS.B, 12.54%, 1/20/27	10,318	10,273
L2474658.UP.FTS.B, 12.78%, 1/20/27	3,446	3,431
L2471497.UP.FTS.B, 12.88%, 1/20/27	5,856	426
L2471480.UP.FTS.B, 13.4%, 1/20/27	2,039	1,984
L2474789.UP.FTS.B, 13.64%, 1/20/27	17,347	17,272
L2474173.UP.FTS.B, 13.96%, 1/20/27	2,748	2,736
L2473476.UP.FTS.B, 14%, 1/20/27	4,493	4,468
L2471439.UP.FTS.B, 14.4%, 1/20/27	768	764
L2472468.UP.FTS.B, 14.46%, 1/20/27	4,188	4,171
L2474447.UP.FTS.B, 14.59%, 1/20/27	3,075	3,061
L2475352.UP.FTS.B, 14.64%, 1/20/27	12,722	12,668
L2475028.UP.FTS.B, 14.75%, 1/20/27	3,498	3,483
FW2471019.UP.FTS.B, 15.35%, 1/20/27	764	761
L2474491.UP.FTS.B, 15.9%, 1/20/27	3,102	3,094
L2471752.UP.FTS.B, 16.14%, 1/20/27	4,241	4,229
L2471789.UP.FTS.B, 16.78%, 1/20/27	21,190	21,100
L2471603.UP.FTS.B, 17.27%, 1/20/27	4,491	4,478
FW2472357.UP.FTS.B, 18.64%, 1/20/27	14,382	14,345
FW2472703.UP.FTS.B, 18.76%, 1/20/27	5,043	5,031
L2472163.UP.FTS.B, 19.55%, 1/20/27	3,062	3,051
L2471471.UP.FTS.B, 19.65%, 1/20/27	5,048	5,034
L2474729.UP.FTS.B, 20.39%, 1/20/27	7,286	7,343
FW2472361.UP.FTS.B, 20.41%, 1/20/27	7,725	7,785
L2473064.UP.FTS.B, 21.2%, 1/20/27	959	955
L2473306.UP.FTS.B, 21.55%, 1/20/27	4,409	4,398
FW2475846.UP.FTS.B, 23.25%, 1/20/27	3,346	3,364
FW2474184.UP.FTS.B, 23.79%, 1/20/27	3,429	3,455
FW2473402.UP.FTS.B, 24.11%, 1/20/27	13,443	13,548
FW2471587.UP.FTS.B, 24.31%, 1/20/27	1,496	1,507
L2475345.UP.FTS.B, 24.61%, 1/20/27	3,821	3,622
L2472023.UP.FTS.B, 24.83%, 1/20/27	2,026	2,042
L2473063.UP.FTS.B, 25.05%, 1/20/27	837	60
L2475329.UP.FTS.B, 25.09%, 1/20/27	3,758	3,787
L2470742.UP.FTS.B, 25.25%, 1/20/27	2,013	585
L2471521.UP.FTS.B, 25.28%, 1/20/27	614	44
L2471728.UP.FTS.B, 25.34%, 1/20/27	7,812	7,872
L2471667.UP.FTS.B, 25.39%, 1/20/27	5,873	5,919
L2474715.UP.FTS.B, 25.42%, 1/20/27	2,240	159
L2474965.UP.FTS.B, 25.47%, 1/20/27	1,359	209

112	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2472226.UP.FTS.B, 25.56%, 1/20/27	$2,658	$ 40
FW2472820.UP.FTS.B, 25.64%, 1/20/27	2,380	362
L2471756.UP.FTS.B, 26.47%, 1/20/27	826	806
L2474425.UP.FTS.B, 26.68%, 1/20/27	3,795	3,825
FW2472110.UP.FTS.B, 27.03%, 1/20/27	9,887	9,965
FW2475280.UP.FTS.B, 27.6%, 1/20/27	9,540	9,615
L2475015.UP.FTS.B, 27.6%, 1/20/27	4,903	1,449
FW2473211.UP.FTS.B, 27.91%, 1/20/27	4,664	4,701
FW2475609.UP.FTS.B, 28.57%, 1/20/27	4,607	4,500
FW2472042.UP.FTS.B, 29.53%, 1/20/27	2,907	2,928
FW2475302.UP.FTS.B, 30.28%, 1/20/27	3,724	3,753
FW2474444.UP.FTS.B, 30.39%, 1/20/27	3,701	1,099
FW2471876.UP.FTS.B, 30.6%, 1/20/27	1,320	1,331
FW2473987.UP.FTS.B, 30.82%, 1/20/27	4,666	4,702
FW2471934.UP.FTS.B, 30.86%, 1/20/27	1,895	1,820
FW2473631.UP.FTS.B, 30.87%, 1/20/27	925	931
FW2474925.UP.FTS.B, 31.01%, 1/20/27	1,278	1,249
FW2470766.UP.FTS.B, 31.08%, 1/20/27	1,014	1,022
FW2475230.UP.FTS.B, 31.1%, 1/20/27	1,205	1,157
FW2471006.UP.FTS.B, 31.15%, 1/20/27	1,234	1,239
FW2470630.UP.FTS.B, 31.2%, 1/20/27	1,513	105
FW2473891.UP.FTS.B, 31.57%, 1/20/27	5,812	5,845
FW2473201.UP.FTS.B, 31.68%, 1/20/27	11,682	11,224
L2481582.UP.FTS.B, 4.62%, 1/21/27	25,737	25,575
L2478241.UP.FTS.B, 4.87%, 1/21/27	13,544	13,459
L2477575.UP.FTS.B, 4.96%, 1/21/27	6,981	6,934
L2478449.UP.FTS.B, 5.07%, 1/21/27	35,615	2,621
FW2478227.UP.FTS.B, 5.11%, 1/21/27	7,109	7,065
L2478495.UP.FTS.B, 5.12%, 1/21/27	6,465	6,423
L2446259.UP.FTS.B, 5.18%, 1/21/27	6,463	6,423
L2478632.UP.FTS.B, 5.24%, 1/21/27	14,220	1,101
L2477767.UP.FTS.B, 5.31%, 1/21/27	9,713	9,652
L2478466.UP.FTS.B, 5.39%, 1/21/27	7,117	7,072
L2478450.UP.FTS.B, 5.42%, 1/21/27	3,889	3,865
L2480061.UP.FTS.B, 5.73%, 1/21/27	7,735	7,685
L2459372.UP.FTS.B, 5.76%, 1/21/27	9,740	9,680
L2477090.UP.FTS.B, 5.84%, 1/21/27	3,903	3,879
L2477803.UP.FTS.B, 6.01%, 1/21/27	27,222	27,053
L2477744.UP.FTS.B, 6.17%, 1/21/27	24,139	23,991
L2476427.UP.FTS.B, 6.24%, 1/21/27	6,528	6,488
L2477424.UP.FTS.B, 6.43%, 1/21/27	13,077	12,997
L2480644.UP.FTS.B, 6.59%, 1/21/27	16,369	16,269
L2480479.UP.FTS.B, 6.6%, 1/21/27	4,191	4,165
L2480622.UP.FTS.B, 6.63%, 1/21/27	20,960	20,832
L2479361.UP.FTS.B, 6.78%, 1/21/27	13,773	13,689
L2478485.UP.FTS.B, 6.81%, 1/21/27	7,785	7,730
L2478510.UP.FTS.B, 7.06%, 1/21/27	979	944
L2461602.UP.FTS.B, 7.51%, 1/21/27	32,998	32,817
L2478233.UP.FTS.B, 7.75%, 1/21/27	2,646	2,631
FW2480389.UP.FTS.B, 7.87%, 1/21/27	4,965	4,938
L2476700.UP.FTS.B, 8.05%, 1/21/27	2,579	2,560
L2482145.UP.FTS.B, 8.06%, 1/21/27	12,918	12,168
FW2479918.UP.FTS.B, 8.11%, 1/21/27	1,324	1,316
L2477326.UP.FTS.B, 8.52%, 1/21/27	16,641	16,551
L2480346.UP.FTS.B, 8.56%, 1/21/27	1,572	1,563
L2481499.UP.FTS.B, 9.01%, 1/21/27	2,462	2,449
L2477347.UP.FTS.B, 9.48%, 1/21/27	1,141	1,135
FW2478172.UP.FTS.B, 9.55%, 1/21/27	4,131	3,891

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2477329.UP.FTS.B, 9.62%, 1/21/27	$6,046	$6,014
L2477858.UP.FTS.B, 9.8%, 1/21/27	16,486	16,398
L2450265.UP.FTS.B, 9.85%, 1/21/27	2,678	2,663
L2480599.UP.FTS.B, 9.99%, 1/21/27	15,780	14,896
FW2479183.UP.FTS.B, 10.05%, 1/21/27	5,730	5,705
L2480405.UP.FTS.B, 10.65%, 1/21/27	4,065	4,047
FW2478301.UP.FTS.B, 10.7%, 1/21/27	5,015	4,989
L2476472.UP.FTS.B, 10.79%, 1/21/27	3,389	3,375
FW2480584.UP.FTS.B, 10.82%, 1/21/27	4,047	4,029
L2476577.UP.FTS.B, 11.24%, 1/21/27	2,721	2,709
FW2480576.UP.FTS.B, 11.26%, 1/21/27	16,068	15,998
L2477410.UP.FTS.B, 11.79%, 1/21/27	8,764	8,706
FW2477060.UP.FTS.B, 11.89%, 1/21/27	20,499	20,411
L2481328.UP.FTS.B, 12.51%, 1/21/27	3,438	3,423
L2479402.UP.FTS.B, 12.63%, 1/21/27	5,164	5,143
FW2481147.UP.FTS.B, 12.81%, 1/21/27	7,343	1,028
FW2480666.UP.FTS.B, 12.82%, 1/21/27	13,785	13,727
L2480627.UP.FTS.B, 13.09%, 1/21/27	4,421	4,402
L2479108.UP.FTS.B, 13.57%, 1/21/27	16,639	16,570
L2480894.UP.FTS.B, 14.25%, 1/21/27	8,232	8,190
L2481349.UP.FTS.B, 14.92%, 1/21/27	5,323	5,302
FW2476598.UP.FTS.B, 14.99%, 1/21/27	7,024	6,988
FW2479747.UP.FTS.B, 15%, 1/21/27	3,505	3,491
FW2476545.UP.FTS.B, 15.04%, 1/21/27	7,012	6,983
FW2476940.UP.FTS.B, 15.14%, 1/21/27	2,048	2,036
L2472995.UP.FTS.B, 15.34%, 1/21/27	2,108	2,103
L2476780.UP.FTS.B, 15.94%, 1/21/27	3,529	3,520
FW2477987.UP.FTS.B, 16%, 1/21/27	5,220	1,423
L2478528.UP.FTS.B, 16.29%, 1/21/27	2,923	2,902
L2480206.UP.FTS.B, 16.56%, 1/21/27	24,818	24,719
L2480635.UP.FTS.B, 16.62%, 1/21/27	3,547	3,538
L2481665.UP.FTS.B, 17.36%, 1/21/27	2,853	2,846
FW2476814.UP.FTS.B, 17.49%, 1/21/27	3,465	3,454
FW2480097.UP.FTS.B, 18.93%, 1/21/27	2,308	2,303
L2482226.UP.FTS.B, 19.47%, 1/21/27	11,585	11,560
FW2477756.UP.FTS.B, 19.8%, 1/21/27	1,227	1,212
FW2470384.UP.FTS.B, 19.99%, 1/21/27	4,450	4,220
FW2478138.UP.FTS.B, 20.35%, 1/21/27	14,525	14,641
L2481444.UP.FTS.B, 20.35%, 1/21/27	5,986	5,744
FW2478527.UP.FTS.B, 20.76%, 1/21/27	16,415	16,352
FW2479867.UP.FTS.B, 21.17%, 1/21/27	2,344	2,363
L2481616.UP.FTS.B, 22.8%, 1/21/27	2,352	2,370
FW2477308.UP.FTS.B, 23.41%, 1/21/27	6,664	1,884
L2476876.UP.FTS.B, 23.51%, 1/21/27	3,638	3,496
FW2476171.UP.FTS.B, 24.01%, 1/21/27	2,688	2,710
L2476196.UP.FTS.B, 24.05%, 1/21/27	1,336	1,335
L2480692.UP.FTS.B, 24.23%, 1/21/27	822	829
L2480153.UP.FTS.B, 24.26%, 1/21/27	999	1,004
FW2476307.UP.FTS.B, 24.31%, 1/21/27	1,196	1,206
L2481353.UP.FTS.B, 24.94%, 1/21/27	6,500	6,247
L2477192.UP.FTS.B, 25.1%, 1/21/27	5,200	4,993
L2477602.UP.FTS.B, 25.12%, 1/21/27	3,007	3,000
L2450581.UP.FTS.B, 25.25%, 1/21/27	3,461	3,489
L2480444.UP.FTS.B, 25.32%, 1/21/27	1,504	1,501
L2480238.UP.FTS.B, 25.42%, 1/21/27	828	827
L2477171.UP.FTS.B, 25.43%, 1/21/27	3,012	3,037
L2477959.UP.FTS.B, 25.85%, 1/21/27	7,551	7,613
L2478675.UP.FTS.B, 25.98%, 1/21/27	14,369	14,459

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	113

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2476870.UP.FTS.B, 26.94%, 1/21/27	$2,281	$2,276
FW2477621.UP.FTS.B, 27.45%, 1/21/27	4,880	4,920
FW2480795.UP.FTS.B, 27.7%, 1/21/27	2,138	2,156
FW2476474.UP.FTS.B, 28.03%, 1/21/27	1,913	1,929
FW2476707.UP.FTS.B, 28.1%, 1/21/27	6,064	6,110
FW2477133.UP.FTS.B, 28.1%, 1/21/27	6,508	6,561
FW2481757.UP.FTS.B, 28.3%, 1/21/27	5,748	5,795
FW2478384.UP.FTS.B, 28.67%, 1/21/27	1,478	1,488
FW2479323.UP.FTS.B, 28.7%, 1/21/27	1,152	1,162
FW2480886.UP.FTS.B, 29.21%, 1/21/27	22,158	21,237
FW2480439.UP.FTS.B, 29.92%, 1/21/27	2,708	2,699
FW2476060.UP.FTS.B, 30.53%, 1/21/27	4,659	4,697
FW2481370.UP.FTS.B, 30.57%, 1/21/27	1,024	1,031
FW2476388.UP.FTS.B, 30.81%, 1/21/27	6,894	6,619
FW2476651.UP.FTS.B, 30.87%, 1/21/27	1,016	–
FW2479214.UP.FTS.B, 30.9%, 1/21/27	8,582	8,624
FW2481906.UP.FTS.B, 30.96%, 1/21/27	856	863
FW2476779.UP.FTS.B, 31.12%, 1/21/27	922	64
FW2479381.UP.FTS.B, 31.12%, 1/21/27	5,537	5,568
FW2477761.UP.FTS.B, 31.16%, 1/21/27	1,945	137
FW2482179.UP.FTS.B, 31.16%, 1/21/27	1,464	434
FW2478875.UP.FTS.B, 31.18%, 1/21/27	3,361	236
FW2477853.UP.FTS.B, 31.19%, 1/21/27	10,429	10,513
FW2482047.UP.FTS.B, 32.18%, 1/21/27	11,396	11,467
FW2478961.UP.FTS.B, 33.21%, 1/21/27	1,502	–
L2477998.UP.FTS.B, 10.21%, 1/26/27	13,711	13,626
FW2474738.UP.FTS.B, 27.15%, 1/28/27	2,144	2,162
FW2479301.UP.FTS.B, 31.22%, 1/28/27	858	864
FW2472901.UP.FTS.B, 21.26%, 2/01/27	7,519	7,550
L2480452.UP.FTS.B, 14.24%, 2/02/27	3,575	3,554
FW2478647.UP.FTS.B, 31.06%, 2/02/27	3,755	3,773
L2476447.UP.FTS.B, 8.62%, 2/05/27	7,196	430
FW2480948.UP.FTS.B, 11.69%, 2/05/27	17,469	17,380
L2476441.UP.FTS.B, 22.74%, 2/06/27	4,187	4,206
L1722493.UP.FTS.B, 18.38%, 2/16/27	10,061	9,511
L1720140.UP.FTS.B, 22.6%, 2/16/27	14,698	14,763
L1712934.UP.FTS.B, 25.32%, 2/16/27	7,025	7,058
FW1720537.UP.FTS.B, 25.44%, 2/16/27	4,200	639
L1721003.UP.FTS.B, 25.67%, 2/16/27	751	741
L1722725.UP.FTS.B, 25.76%, 2/16/27	1,301	1,248
L1716847.UP.FTS.B, 26.49%, 2/16/27	5,107	361
L1722547.UP.FTS.B, 26.6%, 2/16/27	2,542	2,525
FW1721612.UP.FTS.B, 26.87%, 2/16/27	3,828	3,848
FW1722580.UP.FTS.B, 28.29%, 2/16/27	2,701	2,555
FW1722218.UP.FTS.B, 29.06%, 2/16/27	4,630	4,465
FW1720737.UP.FTS.B, 29.83%, 2/16/27	2,326	2,217
FW1720488.UP.FTS.B, 29.98%, 2/16/27	899	64
L2656149.UP.FTS.B, 4.9%, 2/18/27	27,638	27,465
L2656376.UP.FTS.B, 5.08%, 2/18/27	8,823	8,756
L2654934.UP.FTS.B, 6.41%, 2/18/27	8,241	8,188
FW2657802.UP.FTS.B, 7.01%, 2/18/27	4,040	4,014
L2657504.UP.FTS.B, 7.74%, 2/18/27	5,753	5,720
L2653066.UP.FTS.B, 9.34%, 2/18/27	668	645
FW2653627.UP.FTS.B, 9.99%, 2/18/27	3,628	3,607
FW2657543.UP.FTS.B, 10.25%, 2/18/27	1,412	1,330
FW2657532.UP.FTS.B, 10.48%, 2/18/27	13,006	12,919
FW2657539.UP.FTS.B, 10.96%, 2/18/27	7,619	7,580
FW2653836.UP.FTS.B, 10.99%, 2/18/27	2,163	2,148

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2656455.UP.FTS.B, 11.03%, 2/18/27	$12,768	$12,052
L2655850.UP.FTS.B, 11.44%, 2/18/27	18,799	18,704
FW2655412.UP.FTS.B, 11.77%, 2/18/27	10,067	9,497
L2657392.UP.FTS.B, 12.09%, 2/18/27	9,734	9,685
L2655901.UP.FTS.B, 12.32%, 2/18/27	4,911	4,886
L2654898.UP.FTS.B, 12.38%, 2/18/27	18,711	17,650
L2653887.UP.FTS.B, 12.55%, 2/18/27	2,600	2,587
L2654736.UP.FTS.B, 12.58%, 2/18/27	7,323	7,281
FW2654132.UP.FTS.B, 12.73%, 2/18/27	15,312	14,445
FW2653495.UP.FTS.B, 12.88%, 2/18/27	6,076	439
L2653291.UP.FTS.B, 12.9%, 2/18/27	2,698	2,683
FW2654033.UP.FTS.B, 13.1%, 2/18/27	5,059	5,029
FW2655119.UP.FTS.B, 13.31%, 2/18/27	8,714	8,221
FW2653830.UP.FTS.B, 13.35%, 2/18/27	10,674	10,622
FW2656357.UP.FTS.B, 13.79%, 2/18/27	7,588	7,551
FW2657507.UP.FTS.B, 13.96%, 2/18/27	2,272	2,261
L2655146.UP.FTS.B, 14.16%, 2/18/27	5,148	5,120
FW2657544.UP.FTS.B, 14.38%, 2/18/27	13,746	13,679
FW2656039.UP.FTS.B, 14.43%, 2/18/27	1,639	1,631
FW2655411.UP.FTS.B, 14.47%, 2/18/27	1,909	1,899
L2655911.UP.FTS.B, 14.57%, 2/18/27	10,698	10,646
FW2653497.UP.FTS.B, 14.59%, 2/18/27	11,413	11,358
L2653926.UP.FTS.B, 14.76%, 2/18/27	11,036	10,975
FW2655361.UP.FTS.B, 14.81%, 2/18/27	4,644	4,622
FW2656874.UP.FTS.B, 15.48%, 2/18/27	2,369	2,359
L2657406.UP.FTS.B, 15.83%, 2/18/27	11,514	11,467
L2656610.UP.FTS.B, 15.94%, 2/18/27	10,805	10,754
FW2657294.UP.FTS.B, 16.22%, 2/18/27	15,649	15,574
FW2652611.UP.FTS.B, 16.26%, 2/18/27	1,773	129
FW2655943.UP.FTS.B, 16.38%, 2/18/27	795	791
FW2655801.UP.FTS.B, 16.39%, 2/18/27	3,902	3,886
L2655952.UP.FTS.B, 16.47%, 2/18/27	8,675	8,641
L2657168.UP.FTS.B, 16.47%, 2/18/27	1,446	1,440
FW2656762.UP.FTS.B, 16.73%, 2/18/27	18,104	18,032
FW2654911.UP.FTS.B, 16.77%, 2/18/27	1,728	1,719
L2656088.UP.FTS.B, 16.82%, 2/18/27	3,980	581
L2657493.UP.FTS.B, 17.25%, 2/18/27	18,912	5,125
FW2655755.UP.FTS.B, 17.36%, 2/18/27	6,230	6,201
L2656274.UP.FTS.B, 17.4%, 2/18/27	1,455	1,449
FW2656859.UP.FTS.B, 17.55%, 2/18/27	5,462	5,441
L2648053.UP.FTS.B, 17.58%, 2/18/27	4,724	4,705
FW2655219.UP.FTS.B, 17.61%, 2/18/27	19,495	19,408
FW2654968.UP.FTS.B, 17.64%, 2/18/27	2,843	2,831
FW2657700.UP.FTS.B, 17.81%, 2/18/27	9,399	9,345
L2656742.UP.FTS.B, 17.82%, 2/18/27	3,990	3,973
FW2655696.UP.FTS.B, 17.99%, 2/18/27	4,092	1,137
L2653109.UP.FTS.B, 18.03%, 2/18/27	1,096	1,092
L2653689.UP.FTS.B, 18.18%, 2/18/27	2,583	2,569
L2653164.UP.FTS.B, 18.21%, 2/18/27	8,048	8,016
FW2654520.UP.FTS.B, 18.49%, 2/18/27	2,419	2,409
L2657353.UP.FTS.B, 18.73%, 2/18/27	11,098	11,039
FW2654489.UP.FTS.B, 18.88%, 2/18/27	206	204
L2654519.UP.FTS.B, 19.08%, 2/18/27	309	304
L2654570.UP.FTS.B, 19.68%, 2/18/27	814	810
FW2656424.UP.FTS.B, 19.82%, 2/18/27	2,440	2,430
L2656336.UP.FTS.B, 20.22%, 2/18/27	1,291	1,222
FW2654532.UP.FTS.B, 20.37%, 2/18/27	6,382	6,349
FW2657187.UP.FTS.B, 20.48%, 2/18/27	15,151	15,090

114	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2657677.UP.FTS.B, 20.65%, 2/18/27	$4,089	$4,073
FW2654620.UP.FTS.B, 20.83%, 2/18/27	3,820	3,830
L2656191.UP.FTS.B, 20.98%, 2/18/27	3,545	3,558
FW2657310.UP.FTS.B, 21.81%, 2/18/27	2,597	2,611
L2655942.UP.FTS.B, 21.87%, 2/18/27	8,993	8,958
L2655022.UP.FTS.B, 22.08%, 2/18/27	2,784	2,750
FW2657679.UP.FTS.B, 22.17%, 2/18/27	5,561	265
FW2653768.UP.FTS.B, 22.47%, 2/18/27	22,433	22,562
L2656980.UP.FTS.B, 22.68%, 2/18/27	6,026	6,063
L2657169.UP.FTS.B, 22.71%, 2/18/27	11,068	11,124
FW2657375.UP.FTS.B, 23.29%, 2/18/27	2,117	2,130
FW2657769.UP.FTS.B, 24.23%, 2/18/27	9,039	9,094
FW2653982.UP.FTS.B, 24.33%, 2/18/27	8,217	8,268
L2657363.UP.FTS.B, 24.67%, 2/18/27	4,498	4,526
FW2656497.UP.FTS.B, 24.83%, 2/18/27	2,712	195
FW2656918.UP.FTS.B, 25.32%, 2/18/27	4,592	4,620
L2657540.UP.FTS.B, 25.32%, 2/18/27	1,303	1,311
L2655238.UP.FTS.B, 25.36%, 2/18/27	2,651	190
FW2654552.UP.FTS.B, 25.75%, 2/18/27	4,144	4,169
FW2656585.UP.FTS.B, 25.76%, 2/18/27	4,227	4,254
FW2653266.UP.FTS.B, 26.59%, 2/18/27	5,397	5,431
FW2656738.UP.FTS.B, 26.73%, 2/18/27	8,625	8,261
L2655310.UP.FTS.B, 26.89%, 2/18/27	8,452	603
FW2657625.UP.FTS.B, 26.98%, 2/18/27	5,687	5,717
FW2653485.UP.FTS.B, 27.32%, 2/18/27	7,743	7,791
L2655961.UP.FTS.B, 27.71%, 2/18/27	1,359	1,365
FW2655208.UP.FTS.B, 28.11%, 2/18/27	35,957	176
FW2656127.UP.FTS.B, 28.24%, 2/18/27	2,024	2,036
FW2653273.UP.FTS.B, 28.29%, 2/18/27	20,396	3,078
FW2657275.UP.FTS.B, 28.44%, 2/18/27	3,020	3,021
FW2657124.UP.FTS.B, 28.84%, 2/18/27	7,230	7,249
FW2657590.UP.FTS.B, 29.26%, 2/18/27	4,007	4,021
FW2654804.UP.FTS.B, 29.69%, 2/18/27	5,508	5,531
FW2656448.UP.FTS.B, 29.81%, 2/18/27	4,082	4,108
FW2654690.UP.FTS.B, 30.25%, 2/18/27	870	874
FW2652797.UP.FTS.B, 30.47%, 2/18/27	1,339	1,348
FW2655034.UP.FTS.B, 30.5%, 2/18/27	3,067	3,085
FW2657689.UP.FTS.B, 30.56%, 2/18/27	11,494	3,406
FW2656342.UP.FTS.B, 30.71%, 2/18/27	806	808
FW2657094.UP.FTS.B, 30.81%, 2/18/27	4,623	697
FW2655259.UP.FTS.B, 30.9%, 2/18/27	3,948	3,973
FW2655652.UP.FTS.B, 30.92%, 2/18/27	25,112	25,013
FW2653746.UP.FTS.B, 30.93%, 2/18/27	1,659	1,669
FW2654029.UP.FTS.B, 30.99%, 2/18/27	1,697	118
FW2654823.UP.FTS.B, 31.05%, 2/18/27	2,086	2,090
FW2656038.UP.FTS.B, 31.06%, 2/18/27	1,108	1,115
FW2652957.UP.FTS.B, 31.1%, 2/18/27	922	926
FW2656050.UP.FTS.B, 31.14%, 2/18/27	1,819	1,831
FW2653443.UP.FTS.B, 31.19%, 2/18/27	11,942	11,993
FW2657050.UP.FTS.B, 31.21%, 2/18/27	3,357	3,213
FW2653784.UP.FTS.B, 31.22%, 2/18/27	4,230	4,219
FW2653299.UP.FTS.B, 31.23%, 2/18/27	3,404	3,425
FW2620309.UP.FTS.B, 31.31%, 2/18/27	13,689	13,775
FW2656784.UP.FTS.B, 31.34%, 2/18/27	2,994	467
FW2652650.UP.FTS.B, 31.46%, 2/18/27	3,959	3,983
FW2656739.UP.FTS.B, 31.47%, 2/18/27	2,144	2,053
L2656270.UP.FTS.B, 28.21%, 2/21/27	6,405	1,871
FW2655382.UP.FTS.B, 29.8%, 2/25/27	5,497	5,531

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2782778.UP.FTS.B, 5.38%, 3/14/27	$13,583	$13,495
FW2779815.UP.FTS.B, 5.52%, 3/14/27	4,480	4,448
FW2785873.UP.FTS.B, 5.67%, 3/14/27	18,342	18,220
L2786047.UP.FTS.B, 5.71%, 3/14/27	3,410	3,388
FW2785225.UP.FTS.B, 5.78%, 3/14/27	13,308	13,219
L2785472.UP.FTS.B, 5.82%, 3/14/27	5,462	5,425
L2785533.UP.FTS.B, 5.87%, 3/14/27	7,970	7,918
FW2725624.UP.FTS.B, 5.92%, 3/14/27	34,174	33,947
L2782378.UP.FTS.B, 5.98%, 3/14/27	34,147	33,927
L2785586.UP.FTS.B, 6.13%, 3/14/27	35,015	32,919
L2785761.UP.FTS.B, 6.14%, 3/14/27	27,377	27,195
L2788888.UP.FTS.B, 6.14%, 3/14/27	6,416	6,372
L2781494.UP.FTS.B, 6.32%, 3/14/27	8,076	8,024
L2783749.UP.FTS.B, 6.39%, 3/14/27	4,787	4,753
L2786287.UP.FTS.B, 6.48%, 3/14/27	1,094	1,085
L2789358.UP.FTS.B, 6.49%, 3/14/27	34,188	33,967
L2784003.UP.FTS.B, 6.62%, 3/14/27	11,336	11,261
L2789856.UP.FTS.B, 6.67%, 3/14/27	6,255	6,214
L2786197.UP.FTS.B, 6.8%, 3/14/27	4,441	4,412
L2776276.UP.FTS.B, 6.89%, 3/14/27	16,601	16,492
L2785513.UP.FTS.B, 6.9%, 3/14/27	11,087	11,014
L2781885.UP.FTS.B, 7.11%, 3/14/27	13,151	13,067
L2783455.UP.FTS.B, 7.28%, 3/14/27	28,113	27,929
L2784258.UP.FTS.B, 7.29%, 3/14/27	6,880	6,836
L2781599.UP.FTS.B, 7.38%, 3/14/27	3,733	3,708
L2784013.UP.FTS.B, 7.38%, 3/14/27	13,671	13,577
FW2784023.UP.FTS.B, 7.45%, 3/14/27	26,074	25,904
L2781125.UP.FTS.B, 7.45%, 3/14/27	5,187	5,153
L2783926.UP.FTS.B, 7.49%, 3/14/27	12,661	12,578
L2781938.UP.FTS.B, 7.6%, 3/14/27	34,622	34,397
FW2780236.UP.FTS.B, 7.69%, 3/14/27	24,253	24,081
FW2788438.UP.FTS.B, 7.69%, 3/14/27	1,524	1,515
L2788290.UP.FTS.B, 7.73%, 3/14/27	6,606	6,560
L2781769.UP.FTS.B, 7.86%, 3/14/27	14,847	14,742
L2784113.UP.FTS.B, 7.9%, 3/14/27	7,635	7,581
L2769930.UP.FTS.B, 7.96%, 3/14/27	21,525	21,373
FW2784974.UP.FTS.B, 8.13%, 3/14/27	32,448	32,220
L2780083.UP.FTS.B, 8.23%, 3/14/27	31,248	31,044
FW2781791.UP.FTS.B, 8.25%, 3/14/27	21,382	21,243
L2789155.UP.FTS.B, 8.26%, 3/14/27	17,401	17,279
L2780176.UP.FTS.B, 8.31%, 3/14/27	34,813	34,568
L2764977.UP.FTS.B, 8.36%, 3/14/27	7,522	7,469
L2779428.UP.FTS.B, 8.36%, 3/14/27	7,314	7,263
L2784617.UP.FTS.B, 8.41%, 3/14/27	14,843	14,738
L2782254.UP.FTS.B, 8.42%, 3/14/27	5,575	5,539
L2782003.UP.FTS.B, 8.5%, 3/14/27	15,969	15,864
L2787246.UP.FTS.B, 8.5%, 3/14/27	1,743	1,731
L2784591.UP.FTS.B, 8.72%, 3/14/27	34,926	34,681
FW2780109.UP.FTS.B, 8.73%, 3/14/27	10,466	10,398
L2789064.UP.FTS.B, 8.75%, 3/14/27	13,865	13,769
L2789316.UP.FTS.B, 8.8%, 3/14/27	34,954	34,709
L2786540.UP.FTS.B, 8.81%, 3/14/27	3,774	3,748
FW2782565.UP.FTS.B, 8.84%, 3/14/27	10,487	10,414
L2783739.UP.FTS.B, 8.99%, 3/14/27	5,845	5,806
L2785284.UP.FTS.B, 9.11%, 3/14/27	3,783	3,757
L2785081.UP.FTS.B, 9.13%, 3/14/27	12,332	12,246
L2780310.UP.FTS.B, 9.24%, 3/14/27	12,623	12,535
L2782105.UP.FTS.B, 9.39%, 3/14/27	35,106	34,862

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	115

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2780047.UP.FTS.B, 9.4%, 3/14/27	$18,733	$18,613
L2780296.UP.FTS.B, 9.41%, 3/14/27	22,609	22,452
FW2782447.UP.FTS.B, 9.67%, 3/14/27	15,479	15,371
L2784348.UP.FTS.B, 9.7%, 3/14/27	5,883	5,845
FW2783021.UP.FTS.B, 9.72%, 3/14/27	9,080	9,017
L2779827.UP.FTS.B, 9.72%, 3/14/27	8,817	8,756
L2780798.UP.FTS.B, 9.77%, 3/14/27	6,337	6,293
L2784962.UP.FTS.B, 9.82%, 3/14/27	21,111	20,976
L2788004.UP.FTS.B, 9.9%, 3/14/27	14,097	13,999
FW2780201.UP.FTS.B, 9.94%, 3/14/27	26,586	26,402
FW2783844.UP.FTS.B, 10%, 3/14/27	3,540	3,516
L2781395.UP.FTS.B, 10.07%, 3/14/27	19,125	18,983
L2789352.UP.FTS.B, 10.18%, 3/14/27	9,181	9,113
L2785217.UP.FTS.B, 10.21%, 3/14/27	19,905	19,776
FW2779711.UP.FTS.B, 10.28%, 3/14/27	18,710	18,526
FW2780436.UP.FTS.B, 10.28%, 3/14/27	4,170	4,142
L2784387.UP.FTS.B, 10.32%, 3/14/27	18,666	18,527
L2785592.UP.FTS.B, 10.32%, 3/14/27	12,020	11,931
L2782038.UP.FTS.B, 10.33%, 3/14/27	35,352	35,109
FW2781353.UP.FTS.B, 10.54%, 3/14/27	22,663	22,507
FW2781880.UP.FTS.B, 10.6%, 3/14/27	14,880	14,770
L2780112.UP.FTS.B, 10.7%, 3/14/27	7,091	7,038
L2784328.UP.FTS.B, 10.71%, 3/14/27	31,520	29,687
FW2780382.UP.FTS.B, 10.8%, 3/14/27	3,832	3,804
FW2784241.UP.FTS.B, 10.82%, 3/14/27	7,356	7,305
FW2783122.UP.FTS.B, 10.84%, 3/14/27	2,839	2,818
L2785568.UP.FTS.B, 10.89%, 3/14/27	7,597	7,541
L2785551.UP.FTS.B, 10.91%, 3/14/27	8,309	8,248
FW2781725.UP.FTS.B, 11.04%, 3/14/27	8,530	8,467
FW2786689.UP.FTS.B, 11.07%, 3/14/27	2,347	2,329
L2787329.UP.FTS.B, 11.09%, 3/14/27	2,489	2,470
L2786414.UP.FTS.B, 11.1%, 3/14/27	4,623	4,589
L2785769.UP.FTS.B, 11.11%, 3/14/27	11,416	11,333
L2780313.UP.FTS.B, 11.15%, 3/14/27	35,574	35,311
FW2790608.UP.FTS.B, 11.2%, 3/14/27	5,321	5,286
L2786841.UP.FTS.B, 11.25%, 3/14/27	7,119	7,067
FW2784513.UP.FTS.B, 11.29%, 3/14/27	20,254	20,035
FW2783670.UP.FTS.B, 11.3%, 3/14/27	7,126	7,073
FW2787754.UP.FTS.B, 11.35%, 3/14/27	14,946	14,849
L2780596.UP.FTS.B, 11.42%, 3/14/27	8,776	8,716
L2785637.UP.FTS.B, 11.46%, 3/14/27	4,991	4,955
L2785144.UP.FTS.B, 11.47%, 3/14/27	7,134	7,081
L2784105.UP.FTS.B, 11.55%, 3/14/27	10,703	10,624
FW2782127.UP.FTS.B, 11.62%, 3/14/27	8,211	8,150
L2782114.UP.FTS.B, 11.62%, 3/14/27	4,998	4,961
L2787996.UP.FTS.B, 11.64%, 3/14/27	11,068	10,993
L2789734.UP.FTS.B, 11.68%, 3/14/27	12,618	12,523
L2785328.UP.FTS.B, 11.77%, 3/14/27	4,860	4,824
L2779976.UP.FTS.B, 11.78%, 3/14/27	4,575	4,543
L2782264.UP.FTS.B, 11.8%, 3/14/27	4,647	4,613
L2781320.UP.FTS.B, 11.83%, 3/14/27	21,593	21,435
L2782425.UP.FTS.B, 11.95%, 3/14/27	5,375	5,336
L2784459.UP.FTS.B, 12.04%, 3/14/27	5,299	5,260
L2784249.UP.FTS.B, 12.05%, 3/14/27	24,979	24,817
L2779695.UP.FTS.B, 12.07%, 3/14/27	17,190	17,064
L2786241.UP.FTS.B, 12.07%, 3/14/27	17,907	17,775
L2781389.UP.FTS.B, 12.12%, 3/14/27	14,330	14,225
L2785480.UP.FTS.B, 12.19%, 3/14/27	12,831	12,747

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2783293.UP.FTS.B, 12.24%, 3/14/27	$10,757	$10,678
L2781089.UP.FTS.B, 12.27%, 3/14/27	3,802	3,774
L2781183.UP.FTS.B, 12.35%, 3/14/27	25,985	25,799
FW2781045.UP.FTS.B, 12.41%, 3/14/27	5,307	5,273
L2789411.UP.FTS.B, 12.41%, 3/14/27	6,039	440
L2785022.UP.FTS.B, 12.43%, 3/14/27	14,363	14,266
L2789283.UP.FTS.B, 12.43%, 3/14/27	14,708	14,615
L2783693.UP.FTS.B, 12.45%, 3/14/27	4,597	4,563
L2784664.UP.FTS.B, 12.45%, 3/14/27	7,757	7,701
L2782955.UP.FTS.B, 12.51%, 3/14/27	11,498	11,414
L2784478.UP.FTS.B, 12.55%, 3/14/27	2,850	2,822
L2781845.UP.FTS.B, 12.57%, 3/14/27	14,191	13,366
L2784205.UP.FTS.B, 12.6%, 3/14/27	8,629	8,566
L2782900.UP.FTS.B, 12.63%, 3/14/27	8,513	8,457
L2785749.UP.FTS.B, 12.65%, 3/14/27	10,789	10,711
FW2785256.UP.FTS.B, 12.69%, 3/14/27	34,658	34,419
FW2786124.UP.FTS.B, 12.69%, 3/14/27	6,836	6,787
L2784017.UP.FTS.B, 12.7%, 3/14/27	1,736	1,724
L2783427.UP.FTS.B, 12.77%, 3/14/27	5,198	4,898
L2779872.UP.FTS.B, 12.82%, 3/14/27	1,387	1,377
L2780197.UP.FTS.B, 12.84%, 3/14/27	10,804	10,725
FW2784873.UP.FTS.B, 12.88%, 3/14/27	10,995	10,917
FW2780429.UP.FTS.B, 12.96%, 3/14/27	4,597	4,568
L2757291.UP.FTS.B, 12.97%, 3/14/27	2,979	2,958
L2781348.UP.FTS.B, 12.98%, 3/14/27	11,104	11,023
L2787912.UP.FTS.B, 12.99%, 3/14/27	4,615	4,581
L2789648.UP.FTS.B, 12.99%, 3/14/27	4,326	4,295
L2759372.UP.FTS.B, 13%, 3/14/27	37,447	9,715
L2785427.UP.FTS.B, 13.01%, 3/14/27	1,792	1,780
L2786071.UP.FTS.B, 13.02%, 3/14/27	4,705	4,671
L2785265.UP.FTS.B, 13.07%, 3/14/27	3,102	3,080
L2789482.UP.FTS.B, 13.14%, 3/14/27	13,715	13,616
L2763346.UP.FTS.B, 13.17%, 3/14/27	2,432	2,290
L2781033.UP.FTS.B, 13.19%, 3/14/27	5,305	5,243
L2789300.UP.FTS.B, 13.2%, 3/14/27	9,346	9,286
L2783463.UP.FTS.B, 13.21%, 3/14/27	7,728	7,676
L2785549.UP.FTS.B, 13.25%, 3/14/27	4,839	4,808
L2785339.UP.FTS.B, 13.26%, 3/14/27	9,391	9,323
FW2787932.UP.FTS.B, 13.27%, 3/14/27	2,222	2,206
FW2775855.UP.FTS.B, 13.32%, 3/14/27	36,089	35,860
L2789460.UP.FTS.B, 13.33%, 3/14/27	13,033	12,939
FW2780715.UP.FTS.B, 13.35%, 3/14/27	7,877	434
L2762745.UP.FTS.B, 13.39%, 3/14/27	12,879	12,796
FW2785848.UP.FTS.B, 13.4%, 3/14/27	9,161	9,096
FW2787165.UP.FTS.B, 13.47%, 3/14/27	7,223	7,177
FW2789036.UP.FTS.B, 13.51%, 3/14/27	18,455	18,322
L2780870.UP.FTS.B, 13.52%, 3/14/27	3,017	2,997
L2785005.UP.FTS.B, 13.54%, 3/14/27	10,858	10,779
L2778983.UP.FTS.B, 13.58%, 3/14/27	6,950	6,900
FW2785775.UP.FTS.B, 13.59%, 3/14/27	17,157	17,046
L2785594.UP.FTS.B, 13.62%, 3/14/27	2,752	2,732
FW2789945.UP.FTS.B, 13.77%, 3/14/27	6,889	500
L2784118.UP.FTS.B, 13.78%, 3/14/27	17,490	17,374
L2785890.UP.FTS.B, 13.83%, 3/14/27	9,919	1,367
L2782918.UP.FTS.B, 13.85%, 3/14/27	3,337	3,313
L2785818.UP.FTS.B, 13.87%, 3/14/27	5,007	4,971
FW2783338.UP.FTS.B, 13.88%, 3/14/27	11,623	11,539
L2780785.UP.FTS.B, 13.88%, 3/14/27	12,116	1,674

116	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2776854.UP.FTS.B, 13.89%, 3/14/27	$18,150	$18,018
L2780968.UP.FTS.B, 13.89%, 3/14/27	5,422	5,387
L2787639.UP.FTS.B, 13.93%, 3/14/27	4,678	4,647
FW2781533.UP.FTS.B, 13.96%, 3/14/27	18,514	18,380
L2785675.UP.FTS.B, 14.06%, 3/14/27	5,042	5,009
L2780420.UP.FTS.B, 14.17%, 3/14/27	8,679	8,623
FW2784641.UP.FTS.B, 14.18%, 3/14/27	11,500	11,424
FW2789366.UP.FTS.B, 14.19%, 3/14/27	36,362	36,099
L2783211.UP.FTS.B, 14.21%, 3/14/27	21,822	21,664
L2787992.UP.FTS.B, 14.22%, 3/14/27	5,280	383
FW2788869.UP.FTS.B, 14.25%, 3/14/27	5,384	5,345
L2787570.UP.FTS.B, 14.25%, 3/14/27	2,631	2,611
FW2789260.UP.FTS.B, 14.31%, 3/14/27	15,504	15,392
L2783095.UP.FTS.B, 14.33%, 3/14/27	1,963	1,950
FW2785433.UP.FTS.B, 14.35%, 3/14/27	4,691	4,660
L2782210.UP.FTS.B, 14.35%, 3/14/27	3,641	3,614
L2788746.UP.FTS.B, 14.35%, 3/14/27	7,718	7,662
FW2787191.UP.FTS.B, 14.4%, 3/14/27	22,060	21,907
FW2783492.UP.FTS.B, 14.41%, 3/14/27	10,926	10,847
FW2790249.UP.FTS.B, 14.41%, 3/14/27	5,352	5,317
FW2784749.UP.FTS.B, 14.42%, 3/14/27	9,397	9,329
L2782049.UP.FTS.B, 14.43%, 3/14/27	10,292	10,219
L2783057.UP.FTS.B, 14.44%, 3/14/27	19,188	19,057
L2782438.UP.FTS.B, 14.45%, 3/14/27	660	654
L2780531.UP.FTS.B, 14.47%, 3/14/27	36,208	35,976
L2784886.UP.FTS.B, 14.47%, 3/14/27	7,994	7,943
L2790181.UP.FTS.B, 14.49%, 3/14/27	20,179	20,036
L2779895.UP.FTS.B, 14.52%, 3/14/27	10,205	10,132
L2780675.UP.FTS.B, 14.56%, 3/14/27	865	39
FW2780644.UP.FTS.B, 14.57%, 3/14/27	1,823	1,810
L2787542.UP.FTS.B, 14.57%, 3/14/27	7,317	7,265
FW2783925.UP.FTS.B, 14.6%, 3/14/27	8,388	8,328
L2785260.UP.FTS.B, 14.63%, 3/14/27	19,260	19,122
L2779917.UP.FTS.B, 14.65%, 3/14/27	7,660	7,605
FW2790537.UP.FTS.B, 14.66%, 3/14/27	18,241	18,109
L2779718.UP.FTS.B, 14.69%, 3/14/27	15,980	1,148
FW2787310.UP.FTS.B, 14.7%, 3/14/27	727	723
L2785114.UP.FTS.B, 14.72%, 3/14/27	8,789	8,727
L2785570.UP.FTS.B, 14.73%, 3/14/27	29,200	28,991
FW2785300.UP.FTS.B, 14.74%, 3/14/27	36,502	36,239
L2784692.UP.FTS.B, 14.74%, 3/14/27	5,110	5,074
L2783467.UP.FTS.B, 14.77%, 3/14/27	7,819	7,763
L2781163.UP.FTS.B, 14.78%, 3/14/27	5,894	5,857
L2780444.UP.FTS.B, 14.82%, 3/14/27	19,568	19,428
L2783852.UP.FTS.B, 14.83%, 3/14/27	4,355	4,327
L2788260.UP.FTS.B, 14.88%, 3/14/27	3,142	3,119
L2788586.UP.FTS.B, 14.9%, 3/14/27	1,915	493
L2784500.UP.FTS.B, 14.95%, 3/14/27	3,923	3,898
L2790437.UP.FTS.B, 14.98%, 3/14/27	18,281	18,150
FW2783542.UP.FTS.B, 14.99%, 3/14/27	24,134	23,961
L2786162.UP.FTS.B, 15.01%, 3/14/27	21,943	21,786
L2789724.UP.FTS.B, 15.01%, 3/14/27	3,145	3,123
L2785803.UP.FTS.B, 15.06%, 3/14/27	5,121	5,085
L2787981.UP.FTS.B, 15.07%, 3/14/27	1,408	1,397
L2790024.UP.FTS.B, 15.07%, 3/14/27	1,455	1,446
L2788608.UP.FTS.B, 15.09%, 3/14/27	4,028	3,794
L2789351.UP.FTS.B, 15.12%, 3/14/27	10,980	10,901
FW2779319.UP.FTS.B, 15.17%, 3/14/27	1,391	1,380

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2783642.UP.FTS.B, 15.18%, 3/14/27	$2,417	$2,399
L2785487.UP.FTS.B, 15.19%, 3/14/27	29,294	29,085
L2781288.UP.FTS.B, 15.2%, 3/14/27	2,197	2,182
L2787335.UP.FTS.B, 15.22%, 3/14/27	2,344	2,327
L2782134.UP.FTS.B, 15.23%, 3/14/27	8,644	8,576
L2782167.UP.FTS.B, 15.28%, 3/14/27	25,654	1,103
L2782707.UP.FTS.B, 15.34%, 3/14/27	32,096	31,888
L2786073.UP.FTS.B, 15.34%, 3/14/27	31,157	30,935
L2782112.UP.FTS.B, 15.35%, 3/14/27	625	619
FW2788688.UP.FTS.B, 15.38%, 3/14/27	7,943	7,887
L2781912.UP.FTS.B, 15.44%, 3/14/27	6,280	5,920
FW2783726.UP.FTS.B, 15.47%, 3/14/27	6,311	6,261
L2782475.UP.FTS.B, 15.49%, 3/14/27	8,346	2,255
L2787379.UP.FTS.B, 15.51%, 3/14/27	11,817	11,724
L2780102.UP.FTS.B, 15.53%, 3/14/27	10,131	10,059
L2752868.UP.FTS.B, 15.54%, 3/14/27	16,482	15,525
L2785752.UP.FTS.B, 15.55%, 3/14/27	9,154	9,095
FW2785292.UP.FTS.B, 15.63%, 3/14/27	3,030	3,007
FW2781102.UP.FTS.B, 15.67%, 3/14/27	19,676	19,550
L2779187.UP.FTS.B, 15.67%, 3/14/27	23,441	23,255
FW2780435.UP.FTS.B, 15.71%, 3/14/27	3,969	3,941
L2782787.UP.FTS.B, 15.71%, 3/14/27	16,757	16,637
L2787103.UP.FTS.B, 15.71%, 3/14/27	27,488	27,292
FW2780573.UP.FTS.B, 15.72%, 3/14/27	6,085	6,046
FW2785320.UP.FTS.B, 15.73%, 3/14/27	2,940	2,919
L2788269.UP.FTS.B, 15.76%, 3/14/27	3,897	3,869
L2785537.UP.FTS.B, 15.78%, 3/14/27	2,479	2,463
L2780255.UP.FTS.B, 15.79%, 3/14/27	31,576	31,375
L2781597.UP.FTS.B, 15.79%, 3/14/27	19,782	19,641
L2788017.UP.FTS.B, 15.83%, 3/14/27	4,193	4,160
L2787854.UP.FTS.B, 15.85%, 3/14/27	2,324	2,306
L2786790.UP.FTS.B, 15.86%, 3/14/27	3,973	3,945
L2785504.UP.FTS.B, 15.88%, 3/14/27	1,826	1,813
FW2720638.UP.FTS.B, 15.89%, 3/14/27	14,814	14,700
FW2782452.UP.FTS.B, 15.89%, 3/14/27	7,362	7,309
L2779778.UP.FTS.B, 15.94%, 3/14/27	12,515	12,416
L2782963.UP.FTS.B, 15.98%, 3/14/27	5,891	5,844
L2789937.UP.FTS.B, 15.99%, 3/14/27	3,704	3,677
L2790390.UP.FTS.B, 15.99%, 3/14/27	2,945	2,924
L2780035.UP.FTS.B, 16.03%, 3/14/27	4,062	4,031
FW2789245.UP.FTS.B, 16.05%, 3/14/27	6,378	6,335
L2781166.UP.FTS.B, 16.07%, 3/14/27	7,884	7,821
L2782280.UP.FTS.B, 16.08%, 3/14/27	10,162	9,572
FW2781445.UP.FTS.B, 16.12%, 3/14/27	8,035	7,983
L2779021.UP.FTS.B, 16.32%, 3/14/27	5,167	5,126
L2783945.UP.FTS.B, 16.32%, 3/14/27	7,451	7,400
L2784177.UP.FTS.B, 16.34%, 3/14/27	4,724	4,687
L2781334.UP.FTS.B, 16.44%, 3/14/27	7,398	7,340
L2785542.UP.FTS.B, 16.46%, 3/14/27	4,067	3,837
FW2787232.UP.FTS.B, 16.47%, 3/14/27	2,586	2,565
L2788530.UP.FTS.B, 16.48%, 3/14/27	18,486	18,341
L2781937.UP.FTS.B, 16.51%, 3/14/27	8,913	8,851
L2785787.UP.FTS.B, 16.51%, 3/14/27	3,583	3,560
L2781470.UP.FTS.B, 16.53%, 3/14/27	8,375	8,319
L2782699.UP.FTS.B, 16.54%, 3/14/27	20,696	20,563
L2788921.UP.FTS.B, 16.56%, 3/14/27	6,194	6,156
L2784909.UP.FTS.B, 16.61%, 3/14/27	3,226	3,204
L2781123.UP.FTS.B, 16.65%, 3/14/27	7,549	7,112

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	117

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2786140.UP.FTS.B, 16.66%, 3/14/27	$2,150	$ 2,125
FW2788768.UP.FTS.B, 16.66%, 3/14/27	15,165	15,057
L2781826.UP.FTS.B, 16.66%, 3/14/27	1,776	1,763
L2785121.UP.FTS.B, 16.67%, 3/14/27	20,521	19,368
L2786003.UP.FTS.B, 16.71%, 3/14/27	2,442	2,422
L2782816.UP.FTS.B, 16.73%, 3/14/27	4,995	1,343
FW2785133.UP.FTS.B, 16.75%, 3/14/27	15,173	15,066
L2786728.UP.FTS.B, 16.78%, 3/14/27	7,403	7,344
FW2782269.UP.FTS.B, 16.79%, 3/14/27	3,158	3,138
L2783630.UP.FTS.B, 16.79%, 3/14/27	20,364	20,203
L2790588.UP.FTS.B, 16.81%, 3/14/27	2,962	2,941
FW2790218.UP.FTS.B, 16.82%, 3/14/27	2,592	2,574
FW2783290.UP.FTS.B, 16.83%, 3/14/27	6,051	227
FW2787453.UP.FTS.B, 16.84%, 3/14/27	4,740	4,707
L2781471.UP.FTS.B, 16.84%, 3/14/27	815	809
L2790374.UP.FTS.B, 16.87%, 3/14/27	5,852	5,806
L2780924.UP.FTS.B, 16.96%, 3/14/27	5,166	5,133
L2783856.UP.FTS.B, 16.96%, 3/14/27	2,891	2,868
L2783224.UP.FTS.B, 16.97%, 3/14/27	2,813	2,786
L2781842.UP.FTS.B, 17.01%, 3/14/27	5,562	5,518
FW2779871.UP.FTS.B, 17.03%, 3/14/27	11,861	11,768
FW2781271.UP.FTS.B, 17.06%, 3/14/27	5,637	5,593
L2787213.UP.FTS.B, 17.06%, 3/14/27	34,046	33,806
L2782031.UP.FTS.B, 17.07%, 3/14/27	11,810	1,686
L2780352.UP.FTS.B, 17.09%, 3/14/27	7,420	7,362
FW2780002.UP.FTS.B, 17.17%, 3/14/27	2,284	2,156
L2788261.UP.FTS.B, 17.17%, 3/14/27	965	958
FW2779719.UP.FTS.B, 17.2%, 3/14/27	4,826	4,788
L2785657.UP.FTS.B, 17.24%, 3/14/27	3,268	3,242
FW2785239.UP.FTS.B, 17.27%, 3/14/27	2,214	2,200
FW2782814.UP.FTS.B, 17.3%, 3/14/27	5,227	376
L2785928.UP.FTS.B, 17.3%, 3/14/27	36,665	36,420
L2781008.UP.FTS.B, 17.34%, 3/14/27	5,712	1,487
L2783179.UP.FTS.B, 17.39%, 3/14/27	6,691	6,631
L2783901.UP.FTS.B, 17.4%, 3/14/27	13,032	950
L2780286.UP.FTS.B, 17.43%, 3/14/27	14,128	14,016
L2785862.UP.FTS.B, 17.44%, 3/14/27	29,745	29,535
L2790752.UP.FTS.B, 17.44%, 3/14/27	3,273	3,247
FW2781874.UP.FTS.B, 17.45%, 3/14/27	744	738
L2780295.UP.FTS.B, 17.55%, 3/14/27	4,020	3,989
L2789286.UP.FTS.B, 17.58%, 3/14/27	6,879	6,492
FW2780850.UP.FTS.B, 17.6%, 3/14/27	11,167	11,080
FW2783200.UP.FTS.B, 17.6%, 3/14/27	10,433	10,364
L2780580.UP.FTS.B, 17.7%, 3/14/27	2,607	2,587
L2785162.UP.FTS.B, 17.72%, 3/14/27	14,900	14,767
FW2783998.UP.FTS.B, 17.89%, 3/14/27	1,485	1,475
FW2784396.UP.FTS.B, 17.89%, 3/14/27	2,909	2,883
FW2779862.UP.FTS.B, 17.93%, 3/14/27	746	740
L2785495.UP.FTS.B, 17.96%, 3/14/27	2,761	2,739
L2783820.UP.FTS.B, 17.99%, 3/14/27	28,238	28,048
L2784843.UP.FTS.B, 18.02%, 3/14/27	9,659	1,354
FW2781007.UP.FTS.B, 18.03%, 3/14/27	7,636	7,210
L2780829.UP.FTS.B, 18.05%, 3/14/27	7,168	7,111
FW2781770.UP.FTS.B, 18.09%, 3/14/27	2,436	2,420
L2785717.UP.FTS.B, 18.12%, 3/14/27	11,952	11,845
FW2771881.UP.FTS.B, 18.18%, 3/14/27	3,736	3,703
FW2780394.UP.FTS.B, 18.18%, 3/14/27	7,102	7,039
L2781185.UP.FTS.B, 18.2%, 3/14/27	2,936	2,911

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2762731.UP.FTS.B, 18.21%, 3/14/27	$4,858	$4,824
L2785773.UP.FTS.B, 18.25%, 3/14/27	10,094	10,015
L2786738.UP.FTS.B, 18.29%, 3/14/27	1,626	1,614
L2784355.UP.FTS.B, 18.3%, 3/14/27	2,319	2,300
L2781131.UP.FTS.B, 18.34%, 3/14/27	7,854	7,799
L2781333.UP.FTS.B, 18.4%, 3/14/27	13,097	12,988
L2782423.UP.FTS.B, 18.4%, 3/14/27	9,805	9,728
L2789502.UP.FTS.B, 18.42%, 3/14/27	27,327	27,121
L2781963.UP.FTS.B, 18.43%, 3/14/27	8,159	8,086
L2789078.UP.FTS.B, 18.45%, 3/14/27	2,921	2,895
FW2786891.UP.FTS.B, 18.46%, 3/14/27	5,901	426
FW2783747.UP.FTS.B, 18.48%, 3/14/27	61	60
FW2788462.UP.FTS.B, 18.48%, 3/14/27	7,487	7,420
FW2780658.UP.FTS.B, 18.49%, 3/14/27	11,410	11,326
L2761321.UP.FTS.B, 18.5%, 3/14/27	2,099	2,081
L2779732.UP.FTS.B, 18.53%, 3/14/27	7,714	7,646
L2788795.UP.FTS.B, 18.58%, 3/14/27	7,493	7,498
L2785399.UP.FTS.B, 18.59%, 3/14/27	10,515	10,383
L2789629.UP.FTS.B, 18.6%, 3/14/27	4,121	4,084
L2780206.UP.FTS.B, 18.66%, 3/14/27	7,497	7,430
L2789624.UP.FTS.B, 18.67%, 3/14/27	11,996	11,902
FW2780229.UP.FTS.B, 18.68%, 3/14/27	1,874	1,858
FW2786391.UP.FTS.B, 18.72%, 3/14/27	6,025	5,979
L2783944.UP.FTS.B, 18.73%, 3/14/27	7,363	7,298
FW2784433.UP.FTS.B, 18.76%, 3/14/27	5,155	5,121
L2783654.UP.FTS.B, 18.81%, 3/14/27	9,778	9,695
L2784627.UP.FTS.B, 18.83%, 3/14/27	7,830	7,588
L2782107.UP.FTS.B, 18.88%, 3/14/27	8,258	8,184
L2782929.UP.FTS.B, 18.95%, 3/14/27	1,525	1,508
FW2787024.UP.FTS.B, 19%, 3/14/27	37,565	37,230
L2784145.UP.FTS.B, 19.03%, 3/14/27	4,133	4,096
L2779673.UP.FTS.B, 19.08%, 3/14/27	4,886	4,843
L2789238.UP.FTS.B, 19.09%, 3/14/27	6,817	6,759
L2785730.UP.FTS.B, 19.13%, 3/14/27	18,808	18,679
FW2754559.UP.FTS.B, 19.14%, 3/14/27	18,800	18,653
FW2787713.UP.FTS.B, 19.15%, 3/14/27	6,391	6,336
FW2780787.UP.FTS.B, 19.16%, 3/14/27	10,529	10,436
FW2785207.UP.FTS.B, 19.16%, 3/14/27	19,316	5,358
L2783530.UP.FTS.B, 19.22%, 3/14/27	3,762	3,729
FW2779984.UP.FTS.B, 19.29%, 3/14/27	6,050	6,006
L2779286.UP.FTS.B, 19.31%, 3/14/27	4,517	4,477
L2780702.UP.FTS.B, 19.32%, 3/14/27	16,998	16,032
L2785478.UP.FTS.B, 19.34%, 3/14/27	37,652	37,316
FW2784356.UP.FTS.B, 19.36%, 3/14/27	9,511	8,961
L2788944.UP.FTS.B, 19.36%, 3/14/27	37,652	37,357
L2781072.UP.FTS.B, 19.38%, 3/14/27	3,662	264
L2787510.UP.FTS.B, 19.38%, 3/14/27	16,182	16,062
L2780753.UP.FTS.B, 19.39%, 3/14/27	17,105	16,975
L2784108.UP.FTS.B, 19.4%, 3/14/27	16,138	16,012
L2785370.UP.FTS.B, 19.45%, 3/14/27	16,429	16,283
FW2785518.UP.FTS.B, 19.46%, 3/14/27	12,586	11,880
L2780125.UP.FTS.B, 19.47%, 3/14/27	16,705	16,581
L2790127.UP.FTS.B, 19.48%, 3/14/27	8,629	409
L2784181.UP.FTS.B, 19.58%, 3/14/27	18,723	18,585
L2782824.UP.FTS.B, 19.61%, 3/14/27	8,222	8,148
L2785354.UP.FTS.B, 19.65%, 3/14/27	3,095	3,070
FW2780425.UP.FTS.B, 19.66%, 3/14/27	11,317	11,229
L2780913.UP.FTS.B, 19.68%, 3/14/27	4,830	4,792

118	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2787013.UP.FTS.B, 19.7%, 3/14/27	$6,495	$6,437
L2790185.UP.FTS.B, 19.71%, 3/14/27	8,696	8,630
L2789528.UP.FTS.B, 19.75%, 3/14/27	2,325	2,287
L2776323.UP.FTS.B, 19.76%, 3/14/27	12,034	11,944
L2789061.UP.FTS.B, 19.78%, 3/14/27	554	545
FW2786060.UP.FTS.B, 19.8%, 3/14/27	3,245	232
L2784343.UP.FTS.B, 19.81%, 3/14/27	3,776	3,743
L2780611.UP.FTS.B, 19.83%, 3/14/27	6,572	6,513
L2781737.UP.FTS.B, 19.91%, 3/14/27	3,765	3,741
L2782045.UP.FTS.B, 19.92%, 3/14/27	11,907	11,831
L2782730.UP.FTS.B, 19.94%, 3/14/27	7,558	7,491
L2784726.UP.FTS.B, 19.97%, 3/14/27	12,402	12,410
L2785429.UP.FTS.B, 20%, 3/14/27	3,300	3,276
L2784927.UP.FTS.B, 20.04%, 3/14/27	2,325	2,289
FW2785877.UP.FTS.B, 20.08%, 3/14/27	4,010	3,979
FW2787084.UP.FTS.B, 20.12%, 3/14/27	4,919	4,875
L2780471.UP.FTS.B, 20.16%, 3/14/27	4,542	4,501
L2785428.UP.FTS.B, 20.21%, 3/14/27	3,065	2,895
L2779074.UP.FTS.B, 20.27%, 3/14/27	4,561	1,269
L2782852.UP.FTS.B, 20.32%, 3/14/27	834	835
L2789071.UP.FTS.B, 20.34%, 3/14/27	11,981	1,744
L2781217.UP.FTS.B, 20.42%, 3/14/27	9,798	9,818
L2789118.UP.FTS.B, 20.49%, 3/14/27	11,327	11,255
FW2783065.UP.FTS.B, 20.52%, 3/14/27	3,366	3,370
L2788741.UP.FTS.B, 20.54%, 3/14/27	4,249	4,211
FW2784389.UP.FTS.B, 20.56%, 3/14/27	2,504	2,506
L2782942.UP.FTS.B, 20.56%, 3/14/27	8,044	7,972
L2784645.UP.FTS.B, 20.66%, 3/14/27	1,590	1,544
FW2785996.UP.FTS.B, 20.67%, 3/14/27	4,101	4,064
FW2782809.UP.FTS.B, 20.69%, 3/14/27	4,535	325
L2781794.UP.FTS.B, 20.69%, 3/14/27	10,080	9,990
FW2781564.UP.FTS.B, 20.75%, 3/14/27	2,508	2,485
FW2785244.UP.FTS.B, 20.75%, 3/14/27	5,767	5,726
L2785821.UP.FTS.B, 20.75%, 3/14/27	3,343	3,313
FW2785451.UP.FTS.B, 20.8%, 3/14/27	20,817	20,643
FW2780653.UP.FTS.B, 20.84%, 3/14/27	8,277	8,216
L2786023.UP.FTS.B, 20.84%, 3/14/27	5,322	5,325
L2786517.UP.FTS.B, 20.9%, 3/14/27	12,300	12,194
L2790205.UP.FTS.B, 20.92%, 3/14/27	1,293	1,282
L2784917.UP.FTS.B, 20.96%, 3/14/27	26,628	26,391
L2780447.UP.FTS.B, 21.03%, 3/14/27	2,852	2,832
FW2783376.UP.FTS.B, 21.04%, 3/14/27	3,121	3,092
L2762778.UP.FTS.B, 21.15%, 3/14/27	4,570	4,529
L2783728.UP.FTS.B, 21.18%, 3/14/27	2,514	2,492
L2778435.UP.FTS.B, 21.2%, 3/14/27	1,690	1,676
FW2783359.UP.FTS.B, 21.23%, 3/14/27	12,955	12,840
FW2780777.UP.FTS.B, 21.29%, 3/14/27	2,503	2,485
L2780757.UP.FTS.B, 21.34%, 3/14/27	1,297	1,297
L2785878.UP.FTS.B, 21.36%, 3/14/27	1,144	1,145
FW2781871.UP.FTS.B, 21.39%, 3/14/27	8,610	2,411
L2783471.UP.FTS.B, 21.41%, 3/14/27	7,754	7,318
L2784388.UP.FTS.B, 21.47%, 3/14/27	3,305	3,268
L2784444.UP.FTS.B, 21.47%, 3/14/27	3,386	3,358
L2789869.UP.FTS.B, 21.53%, 3/14/27	5,879	5,883
FW2786256.UP.FTS.B, 21.58%, 3/14/27	6,396	6,353
L2782008.UP.FTS.B, 21.58%, 3/14/27	1,298	1,299
L2790163.UP.FTS.B, 21.62%, 3/14/27	2,053	2,028
L2784140.UP.FTS.B, 21.67%, 3/14/27	9,197	9,204

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2782992.UP.FTS.B, 21.68%, 3/14/27	$15,284	$15,149
FW2783166.UP.FTS.B, 21.74%, 3/14/27	582	577
L2788222.UP.FTS.B, 21.74%, 3/14/27	9,615	2,752
L2790540.UP.FTS.B, 21.79%, 3/14/27	9,177	9,184
L2785656.UP.FTS.B, 21.86%, 3/14/27	7,497	7,502
FW2784365.UP.FTS.B, 21.9%, 3/14/27	912	66
FW2782801.UP.FTS.B, 21.92%, 3/14/27	4,119	4,130
L2782578.UP.FTS.B, 21.93%, 3/14/27	8,138	2,283
L2787728.UP.FTS.B, 21.93%, 3/14/27	16,685	16,696
FW2780135.UP.FTS.B, 21.97%, 3/14/27	8,345	8,351
L2784561.UP.FTS.B, 22.05%, 3/14/27	6,977	6,974
FW2785552.UP.FTS.B, 22.13%, 3/14/27	6,741	6,683
L2783252.UP.FTS.B, 22.19%, 3/14/27	3,407	978
L2785618.UP.FTS.B, 22.23%, 3/14/27	17,482	17,493
L2783657.UP.FTS.B, 22.26%, 3/14/27	8,359	8,285
L2785258.UP.FTS.B, 22.27%, 3/14/27	21,551	21,566
L2780882.UP.FTS.B, 22.29%, 3/14/27	7,057	7,062
L2784609.UP.FTS.B, 22.31%, 3/14/27	4,911	4,873
L2780097.UP.FTS.B, 22.4%, 3/14/27	4,427	4,438
L2781968.UP.FTS.B, 22.4%, 3/14/27	7,676	7,681
L2780470.UP.FTS.B, 22.46%, 3/14/27	3,840	3,842
L2784446.UP.FTS.B, 22.46%, 3/14/27	3,410	3,385
L2780797.UP.FTS.B, 22.54%, 3/14/27	4,844	720
L2786010.UP.FTS.B, 22.55%, 3/14/27	16,877	16,778
FW2790759.UP.FTS.B, 22.58%, 3/14/27	7,456	7,461
L2787644.UP.FTS.B, 22.58%, 3/14/27	16,906	16,775
FW2784227.UP.FTS.B, 22.62%, 3/14/27	2,936	2,939
FW2784685.UP.FTS.B, 22.67%, 3/14/27	1,851	1,845
L2783023.UP.FTS.B, 22.68%, 3/14/27	5,145	5,119
FW2777044.UP.FTS.B, 22.81%, 3/14/27	2,456	2,432
L2781656.UP.FTS.B, 22.82%, 3/14/27	4,153	4,116
L2780837.UP.FTS.B, 22.86%, 3/14/27	8,461	608
L2785473.UP.FTS.B, 22.94%, 3/14/27	7,412	7,420
FW2782255.UP.FTS.B, 22.97%, 3/14/27	7,494	7,503
FW2787840.UP.FTS.B, 22.97%, 3/14/27	1,842	1,827
L2785540.UP.FTS.B, 22.99%, 3/14/27	3,455	3,297
FW2784934.UP.FTS.B, 23%, 3/14/27	16,332	16,343
L2779888.UP.FTS.B, 23%, 3/14/27	8,243	8,248
L2787316.UP.FTS.B, 23.04%, 3/14/27	13,752	3,957
L2780183.UP.FTS.B, 23.06%, 3/14/27	6,167	6,180
L2784662.UP.FTS.B, 23.09%, 3/14/27	3,777	3,780
L2761841.UP.FTS.B, 23.22%, 3/14/27	7,714	7,654
L2784336.UP.FTS.B, 23.23%, 3/14/27	9,257	9,263
L2784879.UP.FTS.B, 23.27%, 3/14/27	21,764	21,779
L2760019.UP.FTS.B, 23.32%, 3/14/27	1,931	1,914
L2782223.UP.FTS.B, 23.37%, 3/14/27	5,790	5,739
FW2784660.UP.FTS.B, 23.39%, 3/14/27	9,819	9,827
FW2788561.UP.FTS.B, 23.46%, 3/14/27	6,257	6,261
L2782909.UP.FTS.B, 23.52%, 3/14/27	3,405	3,407
L2786831.UP.FTS.B, 23.53%, 3/14/27	2,307	42
L2785861.UP.FTS.B, 23.55%, 3/14/27	1,374	1,364
L2781260.UP.FTS.B, 23.57%, 3/14/27	2,272	2,257
FW2784430.UP.FTS.B, 23.6%, 3/14/27	5,876	5,824
L2785160.UP.FTS.B, 23.61%, 3/14/27	3,386	3,361
FW2780693.UP.FTS.B, 23.64%, 3/14/27	1,313	1,314
L2780981.UP.FTS.B, 23.73%, 3/14/27	1,934	1,936
FW2782598.UP.FTS.B, 23.76%, 3/14/27	3,405	3,407
FW2779943.UP.FTS.B, 23.77%, 3/14/27	3,509	986

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	119

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2777367.UP.FTS.B, 23.84%, 3/14/27	$6,737	$6,741
L2787821.UP.FTS.B, 23.85%, 3/14/27	2,530	2,496
FW2781390.UP.FTS.B, 23.87%, 3/14/27	2,556	2,557
L2782820.UP.FTS.B, 23.87%, 3/14/27	1,019	1,019
L2780834.UP.FTS.B, 23.88%, 3/14/27	3,455	3,305
L2755133.UP.FTS.B, 23.9%, 3/14/27	8,442	8,448
L2782516.UP.FTS.B, 23.94%, 3/14/27	5,811	5,759
FW2782245.UP.FTS.B, 23.97%, 3/14/27	2,945	2,947
L2785033.UP.FTS.B, 23.98%, 3/14/27	2,325	2,327
L2782059.UP.FTS.B, 23.99%, 3/14/27	6,840	488
L2785483.UP.FTS.B, 24.04%, 3/14/27	19,528	19,554
FW2783257.UP.FTS.B, 24.06%, 3/14/27	2,726	2,729
FW2788985.UP.FTS.B, 24.06%, 3/14/27	5,480	5,487
L2785916.UP.FTS.B, 24.17%, 3/14/27	8,378	8,384
FW2789810.UP.FTS.B, 24.24%, 3/14/27	1,502	1,504
L2777858.UP.FTS.B, 24.24%, 3/14/27	2,400	2,374
FW2786063.UP.FTS.B, 24.27%, 3/14/27	12,390	3,587
L2780844.UP.FTS.B, 24.29%, 3/14/27	1,203	346
FW2780840.UP.FTS.B, 24.31%, 3/14/27	24,520	24,536
L2781049.UP.FTS.B, 24.35%, 3/14/27	23,020	23,069
FW2785302.UP.FTS.B, 24.36%, 3/14/27	6,132	6,141
L2782467.UP.FTS.B, 24.36%, 3/14/27	13,980	13,990
FW2784019.UP.FTS.B, 24.41%, 3/14/27	2,570	741
L2787675.UP.FTS.B, 24.41%, 3/14/27	2,564	2,541
L2780368.UP.FTS.B, 24.46%, 3/14/27	1,555	1,556
L2785189.UP.FTS.B, 24.51%, 3/14/27	26,740	26,759
L2780976.UP.FTS.B, 24.53%, 3/14/27	3,180	3,035
L2783176.UP.FTS.B, 24.55%, 3/14/27	3,922	3,927
FW2784794.UP.FTS.B, 24.59%, 3/14/27	3,112	3,114
L2789217.UP.FTS.B, 24.59%, 3/14/27	4,666	4,670
FW2786154.UP.FTS.B, 24.69%, 3/14/27	3,388	3,363
FW2784504.UP.FTS.B, 24.71%, 3/14/27	3,425	3,427
L2790168.UP.FTS.B, 24.71%, 3/14/27	2,348	2,322
L2763354.UP.FTS.B, 24.72%, 3/14/27	7,739	7,758
FW2789200.UP.FTS.B, 24.76%, 3/14/27	7,786	7,791
L2782914.UP.FTS.B, 24.81%, 3/14/27	4,227	4,236
L2785436.UP.FTS.B, 24.82%, 3/14/27	1,090	1,091
FW2773993.UP.FTS.B, 24.86%, 3/14/27	9,406	9,326
L2782406.UP.FTS.B, 24.86%, 3/14/27	1,169	1,169
FW2785579.UP.FTS.B, 24.87%, 3/14/27	1,258	1,258
L2780171.UP.FTS.B, 24.87%, 3/14/27	623	614
L2780108.UP.FTS.B, 24.9%, 3/14/27	924	926
FW2789519.UP.FTS.B, 24.91%, 3/14/27	2,571	2,572
FW2787364.UP.FTS.B, 24.92%, 3/14/27	4,287	4,290
L2783320.UP.FTS.B, 24.93%, 3/14/27	1,574	1,576
L2789092.UP.FTS.B, 24.93%, 3/14/27	38,183	38,210
FW2781259.UP.FTS.B, 24.94%, 3/14/27	1,594	1,593
FW2786578.UP.FTS.B, 24.96%, 3/14/27	3,430	3,432
L2781584.UP.FTS.B, 24.97%, 3/14/27	1,413	1,414
FW2789180.UP.FTS.B, 24.98%, 3/14/27	3,359	3,365
L2782113.UP.FTS.B, 24.98%, 3/14/27	1,390	1,361
FW2785281.UP.FTS.B, 25%, 3/14/27	1,743	1,746
L2782686.UP.FTS.B, 25%, 3/14/27	12,480	12,489
L2788674.UP.FTS.B, 25.02%, 3/14/27	857	858
L2762807.UP.FTS.B, 25.04%, 3/14/27	1,092	1,093
L2782211.UP.FTS.B, 25.12%, 3/14/27	3,173	3,180
FW2786218.UP.FTS.B, 25.14%, 3/14/27	6,319	6,324
L2781286.UP.FTS.B, 25.14%, 3/14/27	2,731	2,733

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2779775.UP.FTS.B, 25.16%, 3/14/27	$2,758	$2,762
FW2780910.UP.FTS.B, 25.16%, 3/14/27	5,846	5,850
L2785652.UP.FTS.B, 25.17%, 3/14/27	6,946	6,951
FW2783634.UP.FTS.B, 25.18%, 3/14/27	6,148	6,161
FW2784381.UP.FTS.B, 25.18%, 3/14/27	1,462	1,456
FW2782493.UP.FTS.B, 25.19%, 3/14/27	1,719	1,720
L2783409.UP.FTS.B, 25.19%, 3/14/27	4,324	4,330
L2784278.UP.FTS.B, 25.19%, 3/14/27	1,094	78
L2783822.UP.FTS.B, 25.2%, 3/14/27	1,414	21
L2785715.UP.FTS.B, 25.22%, 3/14/27	1,169	1,170
L2785508.UP.FTS.B, 25.24%, 3/14/27	2,186	2,188
L2790763.UP.FTS.B, 25.24%, 3/14/27	39,460	39,516
L2783094.UP.FTS.B, 25.25%, 3/14/27	6,364	1,833
L2785846.UP.FTS.B, 25.26%, 3/14/27	10,541	10,549
L2782384.UP.FTS.B, 25.27%, 3/14/27	481	475
L2781929.UP.FTS.B, 25.3%, 3/14/27	1,310	1,313
L2785136.UP.FTS.B, 25.3%, 3/14/27	2,524	2,527
L2780766.UP.FTS.B, 25.31%, 3/14/27	15,308	15,173
L2781289.UP.FTS.B, 25.32%, 3/14/27	9,373	9,380
L2786994.UP.FTS.B, 25.32%, 3/14/27	3,673	3,676
L2788135.UP.FTS.B, 25.32%, 3/14/27	3,757	268
L2789685.UP.FTS.B, 25.32%, 3/14/27	1,972	1,975
L2786111.UP.FTS.B, 25.33%, 3/14/27	845	846
L2783030.UP.FTS.B, 25.34%, 3/14/27	9,429	9,438
L2785122.UP.FTS.B, 25.34%, 3/14/27	1,328	1,329
L2779712.UP.FTS.B, 25.35%, 3/14/27	1,875	1,876
L2783282.UP.FTS.B, 25.35%, 3/14/27	1,240	1,242
FW2784870.UP.FTS.B, 25.36%, 3/14/27	6,396	76
L2758245.UP.FTS.B, 25.36%, 3/14/27	4,904	4,852
L2783459.UP.FTS.B, 25.36%, 3/14/27	3,573	3,582
L2779717.UP.FTS.B, 25.38%, 3/14/27	1,250	1,251
L2786791.UP.FTS.B, 25.38%, 3/14/27	878	878
L2787407.UP.FTS.B, 25.38%, 3/14/27	2,813	2,815
L2780613.UP.FTS.B, 25.39%, 3/14/27	5,157	5,160
L2781090.UP.FTS.B, 25.39%, 3/14/27	1,367	1,305
L2780553.UP.FTS.B, 25.41%, 3/14/27	1,172	1,173
L2784514.UP.FTS.B, 25.41%, 3/14/27	1,094	1,095
FW2786974.UP.FTS.B, 25.42%, 3/14/27	2,579	2,581
L2782792.UP.FTS.B, 25.44%, 3/14/27	4,455	4,458
L2783659.UP.FTS.B, 25.44%, 3/14/27	2,326	27
L2785196.UP.FTS.B, 25.44%, 3/14/27	2,112	2,113
L2789341.UP.FTS.B, 25.44%, 3/14/27	782	776
FW2781250.UP.FTS.B, 25.45%, 3/14/27	1,955	1,957
L2789729.UP.FTS.B, 25.45%, 3/14/27	938	939
L2762162.UP.FTS.B, 25.46%, 3/14/27	819	820
L2775042.UP.FTS.B, 25.46%, 3/14/27	1,035	1,035
L2780947.UP.FTS.B, 25.46%, 3/14/27	10,553	10,561
L2781236.UP.FTS.B, 25.46%, 3/14/27	1,407	1,408
L2789403.UP.FTS.B, 25.46%, 3/14/27	782	783
L2783845.UP.FTS.B, 25.47%, 3/14/27	5,346	5,351
FW2783798.UP.FTS.B, 25.48%, 3/14/27	4,222	4,225
FW2785945.UP.FTS.B, 25.48%, 3/14/27	2,224	643
L2781099.UP.FTS.B, 25.49%, 3/14/27	1,564	1,565
L2783331.UP.FTS.B, 25.49%, 3/14/27	11,673	11,581
L2781097.UP.FTS.B, 25.5%, 3/14/27	1,809	130
L2783689.UP.FTS.B, 25.5%, 3/14/27	7,686	7,700
L2787414.UP.FTS.B, 25.5%, 3/14/27	1,401	74
L2782131.UP.FTS.B, 25.51%, 3/14/27	13,762	13,772

120	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2783650.UP.FTS.B, 25.51%, 3/14/27	$2,573	$2,580
L2785441.UP.FTS.B, 25.51%, 3/14/27	2,971	2,973
L2788040.UP.FTS.B, 25.51%, 3/14/27	1,775	1,776
FW2785898.UP.FTS.B, 25.52%, 3/14/27	2,588	2,590
FW2786678.UP.FTS.B, 25.53%, 3/14/27	3,005	3,011
L2783105.UP.FTS.B, 25.53%, 3/14/27	1,005	71
L2783570.UP.FTS.B, 25.53%, 3/14/27	3,090	2,953
L2784004.UP.FTS.B, 25.53%, 3/14/27	2,581	2,583
L2782017.UP.FTS.B, 25.54%, 3/14/27	1,645	1,631
FW2779787.UP.FTS.B, 25.55%, 3/14/27	10,173	10,181
L2785828.UP.FTS.B, 25.55%, 3/14/27	4,301	4,305
L2789121.UP.FTS.B, 25.56%, 3/14/27	2,609	2,613
FW2784612.UP.FTS.B, 25.59%, 3/14/27	34,620	33,007
FW2787136.UP.FTS.B, 25.59%, 3/14/27	17,117	16,342
FW2785182.UP.FTS.B, 25.6%, 3/14/27	27,067	27,087
FW2788301.UP.FTS.B, 25.6%, 3/14/27	4,300	4,303
L2779594.UP.FTS.B, 25.6%, 3/14/27	2,816	2,818
L2783555.UP.FTS.B, 25.63%, 3/14/27	2,510	2,510
L2781773.UP.FTS.B, 25.64%, 3/14/27	4,385	4,385
L2779605.UP.FTS.B, 25.67%, 3/14/27	1,330	1,331
FW2783690.UP.FTS.B, 25.69%, 3/14/27	8,458	8,478
FW2787434.UP.FTS.B, 25.69%, 3/14/27	3,131	3,133
FW2783763.UP.FTS.B, 25.71%, 3/14/27	4,260	306
FW2779444.UP.FTS.B, 25.73%, 3/14/27	3,915	3,918
FW2787230.UP.FTS.B, 25.75%, 3/14/27	5,872	5,877
FW2782144.UP.FTS.B, 25.77%, 3/14/27	2,124	2,126
L2784093.UP.FTS.B, 25.79%, 3/14/27	7,048	6,986
FW2785241.UP.FTS.B, 25.8%, 3/14/27	12,307	11,750
FW2789673.UP.FTS.B, 25.81%, 3/14/27	3,446	3,449
FW2785161.UP.FTS.B, 25.83%, 3/14/27	7,650	7,660
FW2785698.UP.FTS.B, 25.86%, 3/14/27	9,496	9,510
L2780008.UP.FTS.B, 25.87%, 3/14/27	4,938	4,942
L2781526.UP.FTS.B, 25.87%, 3/14/27	4,231	4,234
L2780080.UP.FTS.B, 25.88%, 3/14/27	7,443	7,448
FW2786039.UP.FTS.B, 25.89%, 3/14/27	3,722	3,730
FW2789463.UP.FTS.B, 25.89%, 3/14/27	6,818	6,823
FW2780770.UP.FTS.B, 25.9%, 3/14/27	7,543	7,525
L2790291.UP.FTS.B, 25.9%, 3/14/27	2,892	205
L2781244.UP.FTS.B, 25.96%, 3/14/27	5,722	5,726
L2786958.UP.FTS.B, 25.96%, 3/14/27	4,782	4,786
FW2790410.UP.FTS.B, 25.97%, 3/14/27	1,960	1,961
L2780995.UP.FTS.B, 25.98%, 3/14/27	10,819	10,827
L2788615.UP.FTS.B, 25.98%, 3/14/27	3,506	3,514
FW2785920.UP.FTS.B, 26.05%, 3/14/27	3,040	2,997
FW2789885.UP.FTS.B, 26.1%, 3/14/27	6,868	6,876
L2782453.UP.FTS.B, 26.12%, 3/14/27	8,050	576
L2789391.UP.FTS.B, 26.18%, 3/14/27	2,021	2,026
FW2781434.UP.FTS.B, 26.27%, 3/14/27	31,413	31,136
FW2780132.UP.FTS.B, 26.28%, 3/14/27	1,856	131
L2787642.UP.FTS.B, 26.29%, 3/14/27	2,121	2,122
FW2786626.UP.FTS.B, 26.35%, 3/14/27	1,747	1,749
FW2781613.UP.FTS.B, 26.4%, 3/14/27	2,664	2,672
L2783551.UP.FTS.B, 26.4%, 3/14/27	6,680	6,685
FW2782469.UP.FTS.B, 26.41%, 3/14/27	9,315	9,336
FW2740721.UP.FTS.B, 26.47%, 3/14/27	2,542	2,546
FW2782876.UP.FTS.B, 26.56%, 3/14/27	3,766	266
FW2788390.UP.FTS.B, 26.61%, 3/14/27	2,340	2,346
FW2782433.UP.FTS.B, 26.73%, 3/14/27	4,252	4,255

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2784337.UP.FTS.B, 26.73%, 3/14/27	$5,119	$5,123
FW2782583.UP.FTS.B, 26.76%, 3/14/27	3,762	3,765
FW2781134.UP.FTS.B, 26.83%, 3/14/27	4,412	4,410
FW2777326.UP.FTS.B, 26.85%, 3/14/27	3,835	3,844
FW2783028.UP.FTS.B, 26.85%, 3/14/27	8,780	57
FW2779756.UP.FTS.B, 27.04%, 3/14/27	4,520	26
FW2789531.UP.FTS.B, 27.05%, 3/14/27	12,724	898
FW2787704.UP.FTS.B, 27.06%, 3/14/27	1,697	495
FW2785449.UP.FTS.B, 27.1%, 3/14/27	7,890	7,896
FW2789171.UP.FTS.B, 27.1%, 3/14/27	4,261	4,264
FW2781100.UP.FTS.B, 27.11%, 3/14/27	2,532	2,529
FW2785546.UP.FTS.B, 27.15%, 3/14/27	3,867	3,870
FW2789041.UP.FTS.B, 27.27%, 3/14/27	4,183	4,190
FW2782365.UP.FTS.B, 27.34%, 3/14/27	3,961	3,964
FW2788518.UP.FTS.B, 27.34%, 3/14/27	3,837	3,839
FW2780191.UP.FTS.B, 27.35%, 3/14/27	3,478	3,480
L2782849.UP.FTS.B, 27.38%, 3/14/27	3,793	3,796
FW2779746.UP.FTS.B, 27.4%, 3/14/27	8,726	615
FW2781187.UP.FTS.B, 27.42%, 3/14/27	2,200	2,206
FW2787946.UP.FTS.B, 27.42%, 3/14/27	15,010	15,021
L2785536.UP.FTS.B, 27.43%, 3/14/27	12,077	11,520
FW2781329.UP.FTS.B, 27.46%, 3/14/27	1,976	1,978
FW2782057.UP.FTS.B, 27.48%, 3/14/27	9,260	653
FW2780427.UP.FTS.B, 27.49%, 3/14/27	2,372	2,374
FW2780043.UP.FTS.B, 27.53%, 3/14/27	1,536	1,532
FW2780514.UP.FTS.B, 27.64%, 3/14/27	4,487	1,298
FW2780278.UP.FTS.B, 27.7%, 3/14/27	23,373	23,158
FW2783812.UP.FTS.B, 27.72%, 3/14/27	4,486	–
FW2784987.UP.FTS.B, 27.75%, 3/14/27	12,827	12,837
FW2786682.UP.FTS.B, 27.8%, 3/14/27	29,595	29,655
FW2782891.UP.FTS.B, 27.85%, 3/14/27	7,564	7,562
FW2783303.UP.FTS.B, 27.89%, 3/14/27	7,864	7,883
L2786514.UP.FTS.B, 27.96%, 3/14/27	1,718	1,721
FW2784087.UP.FTS.B, 27.99%, 3/14/27	2,401	2,405
FW2783828.UP.FTS.B, 28%, 3/14/27	6,339	6,344
FW2786129.UP.FTS.B, 28%, 3/14/27	3,928	3,937
FW2788420.UP.FTS.B, 28.03%, 3/14/27	5,155	5,159
FW2785385.UP.FTS.B, 28.06%, 3/14/27	6,108	6,113
FW2780403.UP.FTS.B, 28.18%, 3/14/27	3,827	3,831
FW2781578.UP.FTS.B, 28.33%, 3/14/27	11,281	11,289
FW2789642.UP.FTS.B, 28.34%, 3/14/27	7,944	7,950
FW2781950.UP.FTS.B, 28.45%, 3/14/27	5,565	5,570
FW2784111.UP.FTS.B, 28.45%, 3/14/27	4,824	4,832
FW2781108.UP.FTS.B, 28.46%, 3/14/27	2,959	2,964
FW2781674.UP.FTS.B, 28.51%, 3/14/27	5,169	5,173
FW2781987.UP.FTS.B, 28.61%, 3/14/27	17,504	17,517
FW2786144.UP.FTS.B, 28.61%, 3/14/27	1,647	1,650
FW2790351.UP.FTS.B, 28.63%, 3/14/27	4,356	232
L2788699.UP.FTS.B, 28.65%, 3/14/27	5,634	395
FW2749985.UP.FTS.B, 28.71%, 3/14/27	1,831	271
FW2780226.UP.FTS.B, 28.72%, 3/14/27	5,970	5,975
FW2787016.UP.FTS.B, 28.75%, 3/14/27	12,131	11,576
FW2786938.UP.FTS.B, 28.76%, 3/14/27	2,229	2,231
FW2785517.UP.FTS.B, 28.82%, 3/14/27	18,003	17,180
FW2780172.UP.FTS.B, 28.83%, 3/14/27	1,593	1,595
FW2784893.UP.FTS.B, 28.85%, 3/14/27	8,820	8,416
FW2783497.UP.FTS.B, 28.87%, 3/14/27	3,491	267
FW2784865.UP.FTS.B, 28.89%, 3/14/27	872	874

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	121

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2787416.UP.FTS.B, 28.94%, 3/14/27	$1,036	$ 1,037
FW2789827.UP.FTS.B, 29.03%, 3/14/27	2,765	2,771
FW2784282.UP.FTS.B, 29.08%, 3/14/27	6,034	5,767
FW2782994.UP.FTS.B, 29.14%, 3/14/27	3,051	3,052
FW2779355.UP.FTS.B, 29.22%, 3/14/27	4,658	4,663
FW2781786.UP.FTS.B, 29.22%, 3/14/27	1,517	1,518
FW2784027.UP.FTS.B, 29.23%, 3/14/27	12,189	12,222
FW2781563.UP.FTS.B, 29.25%, 3/14/27	799	799
FW2783263.UP.FTS.B, 29.25%, 3/14/27	7,425	7,431
FW2779918.UP.FTS.B, 29.26%, 3/14/27	5,624	5,631
FW2785470.UP.FTS.B, 29.28%, 3/14/27	7,346	7,352
FW2781164.UP.FTS.B, 29.32%, 3/14/27	11,941	836
FW2787118.UP.FTS.B, 29.41%, 3/14/27	2,483	176
FW2779974.UP.FTS.B, 29.47%, 3/14/27	3,117	3,120
FW2779230.UP.FTS.B, 29.54%, 3/14/27	7,996	8,002
FW2785701.UP.FTS.B, 29.6%, 3/14/27	1,680	1,681
FW2780605.UP.FTS.B, 29.61%, 3/14/27	809	810
FW2783287.UP.FTS.B, 29.91%, 3/14/27	4,002	4,005
FW2783229.UP.FTS.B, 29.98%, 3/14/27	9,902	2,878
FW2789655.UP.FTS.B, 29.98%, 3/14/27	12,052	12,063
FW2788528.UP.FTS.B, 30.04%, 3/14/27	17,383	1,231
FW2789631.UP.FTS.B, 30.08%, 3/14/27	3,715	3,720
FW2788950.UP.FTS.B, 30.14%, 3/14/27	9,335	9,349
FW2782935.UP.FTS.B, 30.31%, 3/14/27	6,342	6,357
FW2785389.UP.FTS.B, 30.36%, 3/14/27	3,769	558
FW2783523.UP.FTS.B, 30.41%, 3/14/27	3,746	3,738
FW2790314.UP.FTS.B, 30.48%, 3/14/27	8,573	8,583
FW2780158.UP.FTS.B, 30.52%, 3/14/27	1,461	1,464
FW2780499.UP.FTS.B, 30.57%, 3/14/27	1,389	1,389
FW2781411.UP.FTS.B, 30.59%, 3/14/27	426	421
FW2789370.UP.FTS.B, 30.6%, 3/14/27	3,871	270
FW2785934.UP.FTS.B, 30.61%, 3/14/27	14,715	14,727
FW2789252.UP.FTS.B, 30.65%, 3/14/27	16,086	16,099
FW2785351.UP.FTS.B, 30.67%, 3/14/27	1,287	1,288
FW2780952.UP.FTS.B, 30.68%, 3/14/27	805	805
FW2787603.UP.FTS.B, 30.68%, 3/14/27	865	866
FW2785631.UP.FTS.B, 30.69%, 3/14/27	1,610	1,611
FW2790266.UP.FTS.B, 30.72%, 3/14/27	249	246
FW2783504.UP.FTS.B, 30.73%, 3/14/27	2,736	2,738
FW2783660.UP.FTS.B, 30.79%, 3/14/27	2,093	2,094
FW2780019.UP.FTS.B, 30.81%, 3/14/27	1,176	174
FW2785523.UP.FTS.B, 30.83%, 3/14/27	2,920	2,922
FW2779868.UP.FTS.B, 30.84%, 3/14/27	1,209	1,199
FW2784190.UP.FTS.B, 30.84%, 3/14/27	1,277	1,277
FW2781128.UP.FTS.B, 30.87%, 3/14/27	1,917	135
FW2790078.UP.FTS.B, 30.9%, 3/14/27	2,259	2,261
FW2777774.UP.FTS.B, 30.91%, 3/14/27	1,020	296
FW2783182.UP.FTS.B, 30.92%, 3/14/27	966	967
FW2784494.UP.FTS.B, 30.92%, 3/14/27	1,390	1,327
FW2790293.UP.FTS.B, 30.94%, 3/14/27	2,175	2,177
FW2783246.UP.FTS.B, 30.95%, 3/14/27	1,208	1,209
FW2784380.UP.FTS.B, 30.95%, 3/14/27	886	887
FW2782248.UP.FTS.B, 30.97%, 3/14/27	2,223	2,228
FW2782268.UP.FTS.B, 30.97%, 3/14/27	889	886
FW2785963.UP.FTS.B, 30.97%, 3/14/27	9,405	8,976
FW2786330.UP.FTS.B, 30.97%, 3/14/27	15,468	15,480
FW2783531.UP.FTS.B, 30.98%, 3/14/27	8,110	8,122
FW2784675.UP.FTS.B, 30.98%, 3/14/27	1,711	1,713

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2786195.UP.FTS.B, 30.98%, 3/14/27	$967	$968
FW2782332.UP.FTS.B, 30.99%, 3/14/27	1,363	1,366
FW2786754.UP.FTS.B, 30.99%, 3/14/27	1,370	1,371
FW2779939.UP.FTS.B, 31%, 3/14/27	509	503
FW2782870.UP.FTS.B, 31.04%, 3/14/27	717	709
FW2787376.UP.FTS.B, 31.04%, 3/14/27	2,111	2,114
FW2787448.UP.FTS.B, 31.05%, 3/14/27	1,048	1,049
FW2790081.UP.FTS.B, 31.07%, 3/14/27	1,048	1,049
FW2782355.UP.FTS.B, 31.08%, 3/14/27	1,709	119
FW2785866.UP.FTS.B, 31.08%, 3/14/27	967	968
FW2787532.UP.FTS.B, 31.09%, 3/14/27	898	899
FW2788577.UP.FTS.B, 31.09%, 3/14/27	769	53
FW2788870.UP.FTS.B, 31.1%, 3/14/27	4,755	4,764
FW2785064.UP.FTS.B, 31.11%, 3/14/27	967	968
FW2781136.UP.FTS.B, 31.12%, 3/14/27	3,064	3,066
FW2789294.UP.FTS.B, 31.12%, 3/14/27	3,691	3,701
FW2781681.UP.FTS.B, 31.14%, 3/14/27	999	1,000
FW2787239.UP.FTS.B, 31.14%, 3/14/27	3,710	3,713
FW2781895.UP.FTS.B, 31.15%, 3/14/27	1,538	1,539
FW2782284.UP.FTS.B, 31.15%, 3/14/27	3,546	3,551
FW2787162.UP.FTS.B, 31.15%, 3/14/27	2,743	2,745
FW2780763.UP.FTS.B, 31.16%, 3/14/27	1,452	1,453
FW2782887.UP.FTS.B, 31.16%, 3/14/27	6,064	422
FW2787568.UP.FTS.B, 31.16%, 3/14/27	254	18
FW2789715.UP.FTS.B, 31.18%, 3/14/27	1,404	1,397
FW2782023.UP.FTS.B, 31.19%, 3/14/27	1,855	1,856
FW2785357.UP.FTS.B, 31.21%, 3/14/27	2,692	398
FW2781077.UP.FTS.B, 31.22%, 3/14/27	887	888
FW2783270.UP.FTS.B, 31.23%, 3/14/27	16,365	16,366
FW2783557.UP.FTS.B, 31.23%, 3/14/27	3,003	3,008
FW2782281.UP.FTS.B, 31.24%, 3/14/27	2,639	2,568
FW2783300.UP.FTS.B, 31.25%, 3/14/27	2,018	2,020
FW2785509.UP.FTS.B, 31.25%, 3/14/27	2,979	207
FW2779996.UP.FTS.B, 31.38%, 3/14/27	2,791	2,797
FW2784473.UP.FTS.B, 31.45%, 3/14/27	2,156	2,161
FW2781466.UP.FTS.B, 31.46%, 3/14/27	1,373	1,374
FW2784706.UP.FTS.B, 31.51%, 3/14/27	3,959	3,963
FW2780027.UP.FTS.B, 31.52%, 3/14/27	2,426	2,428
FW2780093.UP.FTS.B, 31.72%, 3/14/27	2,105	2,106
FW2781284.UP.FTS.B, 31.75%, 3/14/27	2,751	2,753
FW2781775.UP.FTS.B, 31.79%, 3/14/27	4,612	4,615
FW2785751.UP.FTS.B, 31.86%, 3/14/27	1,619	1,620
FW2780155.UP.FTS.B, 31.91%, 3/14/27	2,024	2,026
FW2783916.UP.FTS.B, 31.93%, 3/14/27	2,753	2,755
FW2790669.UP.FTS.B, 32.4%, 3/14/27	4,302	4,305
FW2784631.UP.FTS.B, 32.84%, 3/14/27	1,271	187
FW2788557.UP.FTS.B, 32.99%, 3/14/27	937	939
L2780893.UP.FTS.B, 12.86%, 3/15/27	719	715
FW2784298.UP.FTS.B, 17.15%, 3/15/27	18,544	18,414
L2773530.UP.FTS.B, 21.6%, 3/15/27	6,878	6,816
L2782604.UP.FTS.B, 22.2%, 3/15/27	4,985	4,941
FW2788570.UP.FTS.B, 30.2%, 3/15/27	6,667	6,685
FW2783606.UP.FTS.B, 8.52%, 3/16/27	10,325	10,258
L2780204.UP.FTS.B, 20.34%, 3/17/27	7,589	7,522
L2789273.UP.FTS.B, 25.66%, 3/17/27	2,670	2,647
FW2779874.UP.FTS.B, 16.55%, 3/19/27	7,387	7,329
FW2788471.UP.FTS.B, 31.09%, 3/19/27	1,991	1,987
L2788995.UP.FTS.B, 15.39%, 3/20/27	2,424	2,409

122	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2784421.UP.FTS.B, 22.65%, 3/20/27	$17,742	$17,587
L2785417.UP.FTS.B, 23.7%, 3/20/27	1,639	1,617
L1894414.UP.FTS.B, 14.79%, 3/21/27	6,463	463
FW2781024.UP.FTS.B, 15.1%, 3/21/27	4,255	4,228
L2783524.UP.FTS.B, 16.68%, 3/21/27	7,942	7,880
L1891212.UP.FTS.B, 19.72%, 3/21/27	9,379	673
L2771055.UP.FTS.B, 19.91%, 3/21/27	5,311	5,315
FW2783063.UP.FTS.B, 21.08%, 3/21/27	7,643	7,576
L1892599.UP.FTS.B, 22.22%, 3/21/27	2,326	2,343
L2785874.UP.FTS.B, 24.08%, 3/21/27	6,986	7,006
FW1893730.UP.FTS.B, 26.84%, 3/21/27	7,160	7,209
FW1892283.UP.FTS.B, 28.56%, 3/21/27	16,594	68
FW2781612.UP.FTS.B, 30.26%, 3/21/27	957	68
FW1892275.UP.FTS.B, 31.17%, 3/21/27	20,884	21,085
L2789596.UP.FTS.B, 19.71%, 3/22/27	4,245	4,212
FW2782011.UP.FTS.B, 23.47%, 3/22/27	4,652	4,666
FW2782171.UP.FTS.B, 27.22%, 3/22/27	5,986	422
FW2780875.UP.FTS.B, 30.81%, 3/22/27	2,251	656
L2785327.UP.FTS.B, 17.54%, 3/23/27	4,857	4,819
FW2789132.UP.FTS.B, 21%, 3/23/27	6,576	6,519
FW2785547.UP.FTS.B, 21.71%, 3/24/27	5,996	5,957
FW2786929.UP.FTS.B, 30.3%, 3/24/27	8,101	8,128
L2784724.UP.FTS.B, 14.06%, 3/26/27	19,632	19,493
FW2788067.UP.FTS.B, 30.09%, 3/27/27	149	146
FW2789305.UP.FTS.B, 31.55%, 3/27/27	4,296	4,305
L2786029.UP.FTS.B, 11.5%, 3/28/27	2,912	2,891
L2780671.UP.FTS.B, 14.57%, 3/28/27	18,521	9,883
FW2781186.UP.FTS.B, 16.35%, 3/28/27	3,786	3,752
L2789704.UP.FTS.B, 17.16%, 3/28/27	19,760	2,825
FW2780445.UP.FTS.B, 18.66%, 3/28/27	13,209	13,094
FW2782751.UP.FTS.B, 18.72%, 3/28/27	7,552	7,487
L2786225.UP.FTS.B, 19.38%, 3/28/27	10,393	10,304
L2788756.UP.FTS.B, 20.13%, 3/28/27	12,505	12,518
FW2784959.UP.FTS.B, 22.93%, 3/28/27	8,309	8,318
FW2787432.UP.FTS.B, 24.27%, 3/28/27	15,662	15,681
FW2785903.UP.FTS.B, 25.2%, 3/28/27	6,857	6,865
FW2783423.UP.FTS.B, 26.53%, 3/28/27	7,742	7,750
FW2786209.UP.FTS.B, 30.73%, 3/28/27	1,140	1,141
FW2781941.UP.FTS.B, 30.87%, 3/28/27	1,458	1,463
FW2787102.UP.FTS.B, 31.21%, 3/28/27	4,086	607
L2018288.UP.FTS.B, 10.67%, 4/10/27	12,342	3,122
FW2011916.UP.FTS.B, 16.6%, 4/10/27	2,223	2,206
L2017330.UP.FTS.B, 18.21%, 4/10/27	4,115	4,094
L2016429.UP.FTS.B, 20.87%, 4/10/27	21,366	21,218
FW2016567.UP.FTS.B, 21.23%, 4/10/27	4,333	4,304
L2018168.UP.FTS.B, 21.66%, 4/10/27	10,652	10,604
L2015796.UP.FTS.B, 24.12%, 4/10/27	5,663	33
L2018248.UP.FTS.B, 24.88%, 4/10/27	2,504	2,513
L2017215.UP.FTS.B, 26.46%, 4/10/27	4,705	2,763
FW2017752.UP.FTS.B, 26.85%, 4/10/27	25,701	25,800
FW2017367.UP.FTS.B, 29.54%, 4/10/27	4,683	4,614
FW2017102.UP.FTS.B, 30.96%, 4/10/27	1,631	1,634
L2931144.UP.FTS.B, 5.51%, 4/11/27	6,272	6,229
FW2932165.UP.FTS.B, 5.86%, 4/11/27	14,183	14,088
L2928632.UP.FTS.B, 5.88%, 4/11/27	7,407	7,357
L2931142.UP.FTS.B, 5.9%, 4/11/27	13,523	13,428
L2931326.UP.FTS.B, 6.18%, 4/11/27	8,733	8,676
L2931374.UP.FTS.B, 7.06%, 4/11/27	4,936	4,903

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2929692.UP.FTS.B, 7.58%, 4/11/27	$9,201	$9,132
FW2930492.UP.FTS.B, 7.76%, 4/11/27	19,759	10,259
L2928415.UP.FTS.B, 7.84%, 4/11/27	24,821	24,634
L2928839.UP.FTS.B, 7.91%, 4/11/27	5,633	5,591
L2929271.UP.FTS.B, 8.07%, 4/11/27	25,572	25,403
FW2930354.UP.FTS.B, 8.77%, 4/11/27	15,077	14,970
L2929501.UP.FTS.B, 8.87%, 4/11/27	19,149	19,006
L2929733.UP.FTS.B, 9.1%, 4/11/27	26,842	26,642
L2928144.UP.FTS.B, 9.39%, 4/11/27	14,482	14,383
FW2928771.UP.FTS.B, 9.46%, 4/11/27	35,881	35,614
L2932211.UP.FTS.B, 9.68%, 4/11/27	15,237	15,124
L2931292.UP.FTS.B, 9.71%, 4/11/27	1,219	1,210
L2930583.UP.FTS.B, 9.81%, 4/11/27	32,373	32,134
L2929532.UP.FTS.B, 9.84%, 4/11/27	12,178	12,092
L2930472.UP.FTS.B, 10.98%, 4/11/27	863	50
L2928694.UP.FTS.B, 11.02%, 4/11/27	11,683	11,586
L2929301.UP.FTS.B, 11.05%, 4/11/27	8,202	8,134
FW2931075.UP.FTS.B, 11.12%, 4/11/27	9,480	9,402
FW2931457.UP.FTS.B, 11.32%, 4/11/27	7,279	7,219
FW2928380.UP.FTS.B, 11.34%, 4/11/27	2,764	2,741
L2929334.UP.FTS.B, 11.51%, 4/11/27	17,402	17,258
L2929504.UP.FTS.B, 11.63%, 4/11/27	2,404	175
L2931774.UP.FTS.B, 11.89%, 4/11/27	10,563	10,480
L2930803.UP.FTS.B, 11.99%, 4/11/27	11,762	11,665
L2930792.UP.FTS.B, 12.29%, 4/11/27	3,660	3,630
L2932192.UP.FTS.B, 12.4%, 4/11/27	21,979	21,799
L2925660.UP.FTS.B, 12.92%, 4/11/27	1,103	1,094
L2930442.UP.FTS.B, 13.06%, 4/11/27	13,248	13,139
L2930302.UP.FTS.B, 13.11%, 4/11/27	5,448	5,403
L2929053.UP.FTS.B, 13.57%, 4/11/27	11,817	11,725
L2931141.UP.FTS.B, 14.22%, 4/11/27	7,628	7,568
FW2931651.UP.FTS.B, 14.66%, 4/11/27	5,208	5,165
L2931110.UP.FTS.B, 14.92%, 4/11/27	3,353	3,321
L2928992.UP.FTS.B, 15.03%, 4/11/27	7,457	7,397
L2929671.UP.FTS.B, 15.08%, 4/11/27	32,899	32,600
L2928247.UP.FTS.B, 15.12%, 4/11/27	3,582	3,553
L2928237.UP.FTS.B, 15.14%, 4/11/27	32,310	32,048
L2930249.UP.FTS.B, 15.14%, 4/11/27	8,059	7,994
FW2928811.UP.FTS.B, 15.33%, 4/11/27	4,480	2,502
L2930377.UP.FTS.B, 15.57%, 4/11/27	13,381	13,270
L2927743.UP.FTS.B, 15.66%, 4/11/27	5,616	5,562
L2928343.UP.FTS.B, 15.68%, 4/11/27	1,612	1,600
L2928701.UP.FTS.B, 15.72%, 4/11/27	3,525	3,497
FW2930346.UP.FTS.B, 15.87%, 4/11/27	732	727
L2928179.UP.FTS.B, 15.92%, 4/11/27	26,172	25,982
L2928682.UP.FTS.B, 15.94%, 4/11/27	9,601	9,509
FW2929957.UP.FTS.B, 16.01%, 4/11/27	10,507	10,422
L2929608.UP.FTS.B, 16.07%, 4/11/27	748	742
FW2929029.UP.FTS.B, 16.18%, 4/11/27	13,095	12,995
L2932260.UP.FTS.B, 16.49%, 4/11/27	1,280	1,268
L2930475.UP.FTS.B, 16.55%, 4/11/27	4,970	4,923
L2927859.UP.FTS.B, 16.57%, 4/11/27	2,486	2,462
L2925173.UP.FTS.B, 16.58%, 4/11/27	1,657	1,644
FW2928717.UP.FTS.B, 16.97%, 4/11/27	5,663	5,610
L2928313.UP.FTS.B, 17.03%, 4/11/27	8,309	8,230
L2928071.UP.FTS.B, 17.22%, 4/11/27	831	824
L2920414.UP.FTS.B, 17.44%, 4/11/27	20,299	20,106
FW2930503.UP.FTS.B, 17.64%, 4/11/27	3,872	2,162

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	123

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2929835.UP.FTS.B, 17.66%, 4/11/27	$8,090	$8,015
L2929520.UP.FTS.B, 17.74%, 4/11/27	11,112	6,373
L2931693.UP.FTS.B, 17.77%, 4/11/27	3,340	3,313
L2931697.UP.FTS.B, 18.04%, 4/11/27	15,278	8,813
L2930203.UP.FTS.B, 18.11%, 4/11/27	30,240	30,014
L2929357.UP.FTS.B, 18.14%, 4/11/27	4,572	4,529
FW2928101.UP.FTS.B, 18.34%, 4/11/27	2,513	2,486
L2929573.UP.FTS.B, 18.4%, 4/11/27	11,538	11,433
FW2931119.UP.FTS.B, 18.48%, 4/11/27	2,820	2,798
L2930797.UP.FTS.B, 18.58%, 4/11/27	1,010	73
FW2928788.UP.FTS.B, 18.9%, 4/11/27	3,287	3,255
L2926454.UP.FTS.B, 19.25%, 4/11/27	2,297	2,269
L2932213.UP.FTS.B, 19.31%, 4/11/27	6,360	6,290
L2929660.UP.FTS.B, 19.43%, 4/11/27	2,575	1,476
L2927920.UP.FTS.B, 19.53%, 4/11/27	11,509	11,383
FW2928255.UP.FTS.B, 19.6%, 4/11/27	4,928	1,367
L2930145.UP.FTS.B, 19.64%, 4/11/27	8,184	8,078
FW2928828.UP.FTS.B, 19.68%, 4/11/27	3,379	3,342
L2928959.UP.FTS.B, 19.94%, 4/11/27	6,159	6,092
FW2931080.UP.FTS.B, 20.11%, 4/11/27	9,690	702
L2929135.UP.FTS.B, 20.21%, 4/11/27	4,294	2,547
L2928908.UP.FTS.B, 20.26%, 4/11/27	771	762
L2929578.UP.FTS.B, 20.69%, 4/11/27	16,765	16,737
L2931702.UP.FTS.B, 20.87%, 4/11/27	6,978	6,913
L2927893.UP.FTS.B, 20.88%, 4/11/27	5,105	5,097
FW2929918.UP.FTS.B, 21.02%, 4/11/27	647	640
FW2929809.UP.FTS.B, 21.08%, 4/11/27	10,066	10,049
L2928658.UP.FTS.B, 21.27%, 4/11/27	771	765
FW2930564.UP.FTS.B, 21.29%, 4/11/27	1,557	1,555
L2928922.UP.FTS.B, 21.49%, 4/11/27	4,326	2,485
L2931173.UP.FTS.B, 21.74%, 4/11/27	2,897	65
L2930355.UP.FTS.B, 21.76%, 4/11/27	3,887	3,881
FW2927878.UP.FTS.B, 21.78%, 4/11/27	4,753	271
L2929073.UP.FTS.B, 22.08%, 4/11/27	22,708	1,645
L2931630.UP.FTS.B, 22.14%, 4/11/27	16,779	16,596
FW2930816.UP.FTS.B, 22.15%, 4/11/27	7,260	7,181
L2932038.UP.FTS.B, 22.19%, 4/11/27	3,897	3,890
FW2931433.UP.FTS.B, 22.3%, 4/11/27	22,775	22,737
L2929277.UP.FTS.B, 22.4%, 4/11/27	7,413	7,401
L2929537.UP.FTS.B, 22.4%, 4/11/27	16,539	16,365
FW2929717.UP.FTS.B, 22.54%, 4/11/27	5,062	5,063
L2929355.UP.FTS.B, 22.65%, 4/11/27	1,720	1,717
FW2930674.UP.FTS.B, 22.96%, 4/11/27	11,730	11,706
L2928500.UP.FTS.B, 23.05%, 4/11/27	40,730	5,976
FW2928961.UP.FTS.B, 23.12%, 4/11/27	3,874	3,873
FW2929214.UP.FTS.B, 23.28%, 4/11/27	635	625
L2932120.UP.FTS.B, 23.29%, 4/11/27	4,315	4,308
L2931244.UP.FTS.B, 23.41%, 4/11/27	1,719	1,719
L2930990.UP.FTS.B, 23.44%, 4/11/27	8,556	8,462
FW2931695.UP.FTS.B, 23.47%, 4/11/27	2,921	840
FW2928339.UP.FTS.B, 23.55%, 4/11/27	21,685	12,874
L2931393.UP.FTS.B, 23.58%, 4/11/27	5,106	5,098
L2932212.UP.FTS.B, 23.72%, 4/11/27	8,570	8,556
L2928534.UP.FTS.B, 23.8%, 4/11/27	9,373	668
FW2931916.UP.FTS.B, 23.85%, 4/11/27	4,721	4,713
FW2928539.UP.FTS.B, 24.21%, 4/11/27	3,858	275
FW2929160.UP.FTS.B, 24.21%, 4/11/27	858	858
L2928472.UP.FTS.B, 24.3%, 4/11/27	5,189	5,163

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2930096.UP.FTS.B, 24.39%, 4/11/27	$3,167	$3,163
FW2928927.UP.FTS.B, 24.56%, 4/11/27	10,348	10,330
FW2929993.UP.FTS.B, 24.61%, 4/11/27	6,161	3,535
L2931805.UP.FTS.B, 24.68%, 4/11/27	97	7
L2928852.UP.FTS.B, 24.73%, 4/11/27	1,186	1,184
L2929765.UP.FTS.B, 24.83%, 4/11/27	502	495
L2932289.UP.FTS.B, 24.85%, 4/11/27	1,899	1,896
L2928873.UP.FTS.B, 24.96%, 4/11/27	728	725
L2928413.UP.FTS.B, 25.03%, 4/11/27	1,346	1,344
FW2928348.UP.FTS.B, 25.04%, 4/11/27	7,399	7,385
L2927825.UP.FTS.B, 25.04%, 4/11/27	1,571	1,567
L2929882.UP.FTS.B, 25.08%, 4/11/27	3,642	3,598
L2932152.UP.FTS.B, 25.08%, 4/11/27	9,117	649
L2931976.UP.FTS.B, 25.09%, 4/11/27	1,905	1,902
L2930146.UP.FTS.B, 25.16%, 4/11/27	947	947
L2930022.UP.FTS.B, 25.21%, 4/11/27	1,903	1,900
L2929652.UP.FTS.B, 25.22%, 4/11/27	3,885	3,878
L2928316.UP.FTS.B, 25.25%, 4/11/27	2,770	2,768
L2929095.UP.FTS.B, 25.31%, 4/11/27	1,885	527
L2931438.UP.FTS.B, 25.31%, 4/11/27	4,045	4,038
L2927955.UP.FTS.B, 25.33%, 4/11/27	785	785
L2930098.UP.FTS.B, 25.33%, 4/11/27	9,212	5,435
L2931357.UP.FTS.B, 25.35%, 4/11/27	1,529	–
L2930348.UP.FTS.B, 25.36%, 4/11/27	5,544	391
L2930363.UP.FTS.B, 25.38%, 4/11/27	1,760	1,742
L2925217.UP.FTS.B, 25.4%, 4/11/27	2,526	25
L2929249.UP.FTS.B, 25.41%, 4/11/27	1,270	1,268
L2928774.UP.FTS.B, 25.44%, 4/11/27	1,191	1,189
L2931011.UP.FTS.B, 25.45%, 4/11/27	1,410	1,410
L2931216.UP.FTS.B, 25.47%, 4/11/27	2,210	633
FW2932239.UP.FTS.B, 25.48%, 4/11/27	8,714	5,141
L2928194.UP.FTS.B, 25.48%, 4/11/27	2,374	2,360
L2928800.UP.FTS.B, 25.5%, 4/11/27	1,906	1,885
L2924786.UP.FTS.B, 25.51%, 4/11/27	4,923	4,915
L2929869.UP.FTS.B, 25.51%, 4/11/27	5,079	3,005
L2929203.UP.FTS.B, 25.67%, 4/11/27	15,844	15,848
FW2931488.UP.FTS.B, 25.84%, 4/11/27	3,178	3,149
L2930197.UP.FTS.B, 26.2%, 4/11/27	39,852	39,415
FW2928645.UP.FTS.B, 26.24%, 4/11/27	2,232	2,208
FW2930122.UP.FTS.B, 26.47%, 4/11/27	8,799	8,790
FW2929864.UP.FTS.B, 26.5%, 4/11/27	7,871	7,861
L2930852.UP.FTS.B, 26.51%, 4/11/27	5,830	5,766
FW2932003.UP.FTS.B, 26.57%, 4/11/27	9,359	9,359
FW2927841.UP.FTS.B, 26.89%, 4/11/27	3,320	3,312
FW2930544.UP.FTS.B, 27.01%, 4/11/27	4,002	3,995
FW2931493.UP.FTS.B, 27.02%, 4/11/27	3,869	130
FW2930638.UP.FTS.B, 27.26%, 4/11/27	16,991	16,963
FW2929129.UP.FTS.B, 27.27%, 4/11/27	12,986	12,964
FW2929703.UP.FTS.B, 27.29%, 4/11/27	18,625	5,390
FW2927978.UP.FTS.B, 27.34%, 4/11/27	4,002	4,003
FW2928866.UP.FTS.B, 27.4%, 4/11/27	6,256	6,246
FW2929101.UP.FTS.B, 27.56%, 4/11/27	1,124	1,122
FW2928485.UP.FTS.B, 27.66%, 4/11/27	4,016	4,009
FW2929228.UP.FTS.B, 27.79%, 4/11/27	9,645	9,629
FW2929722.UP.FTS.B, 27.8%, 4/11/27	1,527	1,510
FW2928012.UP.FTS.B, 28.41%, 4/11/27	4,457	4,451
FW2929560.UP.FTS.B, 28.47%, 4/11/27	25,039	14,838
FW2924868.UP.FTS.B, 28.85%, 4/11/27	471	464

124	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2927938.UP.FTS.B, 29.01%, 4/11/27	$4,382	$69
FW2930574.UP.FTS.B, 29.3%, 4/11/27	7,539	529
FW2929935.UP.FTS.B, 29.53%, 4/11/27	28,030	1,990
FW2930665.UP.FTS.B, 29.74%, 4/11/27	6,376	3,778
FW2929635.UP.FTS.B, 30.45%, 4/11/27	897	895
FW2931821.UP.FTS.B, 30.54%, 4/11/27	1,468	1,465
FW2928765.UP.FTS.B, 30.58%, 4/11/27	4,566	4,558
FW2930995.UP.FTS.B, 30.73%, 4/11/27	2,121	2,118
FW2925607.UP.FTS.B, 30.77%, 4/11/27	2,166	2,155
FW2929924.UP.FTS.B, 30.77%, 4/11/27	1,191	1,190
FW2927877.UP.FTS.B, 30.81%, 4/11/27	1,486	1,484
FW2928835.UP.FTS.B, 30.88%, 4/11/27	7,664	534
FW2929033.UP.FTS.B, 30.91%, 4/11/27	3,986	3,979
FW2930708.UP.FTS.B, 30.94%, 4/11/27	898	897
FW2931261.UP.FTS.B, 30.94%, 4/11/27	2,858	2,853
FW2932124.UP.FTS.B, 31.03%, 4/11/27	1,396	–
FW2931670.UP.FTS.B, 31.06%, 4/11/27	2,134	2,132
FW2928834.UP.FTS.B, 31.11%, 4/11/27	2,414	2,413
FW2930285.UP.FTS.B, 31.11%, 4/11/27	3,024	3,019
FW2929975.UP.FTS.B, 31.14%, 4/11/27	1,428	413
FW2931962.UP.FTS.B, 31.16%, 4/11/27	1,067	1,064
FW2929122.UP.FTS.B, 31.17%, 4/11/27	2,099	1,248
FW2927833.UP.FTS.B, 31.18%, 4/11/27	1,226	1,224
FW2928577.UP.FTS.B, 31.19%, 4/11/27	981	979
FW2930781.UP.FTS.B, 31.2%, 4/11/27	1,064	1,063
FW2929551.UP.FTS.B, 31.21%, 4/11/27	1,825	1,083
FW2928856.UP.FTS.B, 31.24%, 4/11/27	2,208	2,205
FW2931445.UP.FTS.B, 31.47%, 4/11/27	3,769	3,763
FW2932028.UP.FTS.B, 31.51%, 4/11/27	10,048	10,026
FW2932070.UP.FTS.B, 32%, 4/11/27	7,704	535
FW2929182.UP.FTS.B, 32.25%, 4/11/27	24,499	24,466
L2934719.UP.FTS.B, 5.89%, 4/12/27	12,508	12,426
L2934939.UP.FTS.B, 5.94%, 4/12/27	9,936	9,869
L2934674.UP.FTS.B, 5.99%, 4/12/27	5,580	5,544
L2932966.UP.FTS.B, 6.09%, 4/12/27	1,691	1,680
L2934096.UP.FTS.B, 6.09%, 4/12/27	4,199	4,172
L2935839.UP.FTS.B, 6.13%, 4/12/27	4,201	4,173
L2933662.UP.FTS.B, 6.16%, 4/12/27	17,507	17,390
L2932593.UP.FTS.B, 6.74%, 4/12/27	4,924	4,891
L2932805.UP.FTS.B, 7.25%, 4/12/27	10,601	10,531
L2934028.UP.FTS.B, 8.23%, 4/12/27	12,943	12,848
L2932516.UP.FTS.B, 8.41%, 4/12/27	2,931	2,908
L2933064.UP.FTS.B, 8.64%, 4/12/27	29,433	29,214
FW2933047.UP.FTS.B, 9.38%, 4/12/27	4,303	4,272
L2935969.UP.FTS.B, 9.48%, 4/12/27	11,075	5,758
L2935039.UP.FTS.B, 9.98%, 4/12/27	6,951	6,898
L2935520.UP.FTS.B, 10.08%, 4/12/27	3,604	3,578
FW2934452.UP.FTS.B, 10.25%, 4/12/27	23,195	23,036
L2933292.UP.FTS.B, 10.46%, 4/12/27	14,256	14,138
L2934350.UP.FTS.B, 10.57%, 4/12/27	7,952	7,898
L2934277.UP.FTS.B, 10.75%, 4/12/27	765	760
L2933170.UP.FTS.B, 10.92%, 4/12/27	17,218	17,095
FW2934988.UP.FTS.B, 11.01%, 4/12/27	11,464	11,370
L2935685.UP.FTS.B, 11.21%, 4/12/27	17,130	17,006
L2933802.UP.FTS.B, 11.46%, 4/12/27	21,837	21,659
L2934500.UP.FTS.B, 11.56%, 4/12/27	27,461	27,263
L2932562.UP.FTS.B, 11.88%, 4/12/27	1,926	139
L2929979.UP.FTS.B, 12.66%, 4/12/27	7,814	7,757

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
L2933178.UP.FTS.B, 12.88%, 4/12/27	$5,072	$5,031
L2934721.UP.FTS.B, 13.01%, 4/12/27	7,357	7,298
L2932728.UP.FTS.B, 13.07%, 4/12/27	3,962	3,934
L2932883.UP.FTS.B, 13.4%, 4/12/27	1,623	1,610
L2933032.UP.FTS.B, 13.49%, 4/12/27	14,227	14,125
L2934809.UP.FTS.B, 13.61%, 4/12/27	3,283	3,253
FW2932832.UP.FTS.B, 13.69%, 4/12/27	15,816	15,690
L2934338.UP.FTS.B, 13.77%, 4/12/27	6,656	6,602
FW2932546.UP.FTS.B, 13.93%, 4/12/27	9,624	9,547
L2926179.UP.FTS.B, 14%, 4/12/27	23,924	23,733
L2934323.UP.FTS.B, 14.05%, 4/12/27	2,860	2,838
FW2935078.UP.FTS.B, 14.1%, 4/12/27	2,421	2,404
FW2933775.UP.FTS.B, 14.2%, 4/12/27	5,783	5,736
L2934014.UP.FTS.B, 14.43%, 4/12/27	12,033	11,937
L2933672.UP.FTS.B, 14.48%, 4/12/27	1,257	1,248
FW2921409.UP.FTS.B, 14.51%, 4/12/27	2,374	2,357
L2933917.UP.FTS.B, 14.92%, 4/12/27	5,216	5,175
L2933149.UP.FTS.B, 14.95%, 4/12/27	4,500	4,459
L2934068.UP.FTS.B, 15.16%, 4/12/27	4,030	3,998
FW2935949.UP.FTS.B, 15.22%, 4/12/27	7,467	7,408
FW2935322.UP.FTS.B, 15.48%, 4/12/27	1,346	1,335
L2934951.UP.FTS.B, 15.65%, 4/12/27	1,046	1,039
FW2936086.UP.FTS.B, 15.83%, 4/12/27	4,096	4,062
L2933684.UP.FTS.B, 15.83%, 4/12/27	8,184	8,125
FW2932566.UP.FTS.B, 16.14%, 4/12/27	11,446	6,122
L2934824.UP.FTS.B, 16.29%, 4/12/27	5,187	5,139
FW2934062.UP.FTS.B, 16.46%, 4/12/27	7,919	7,849
L2934330.UP.FTS.B, 17.26%, 4/12/27	8,094	8,031
L2930904.UP.FTS.B, 17.31%, 4/12/27	18,259	18,100
L2934145.UP.FTS.B, 17.34%, 4/12/27	18,665	18,520
FW2928773.UP.FTS.B, 17.37%, 4/12/27	4,829	4,791
L2934291.UP.FTS.B, 17.44%, 4/12/27	13,574	1,925
L2929039.UP.FTS.B, 17.51%, 4/12/27	3,242	3,216
FW2921340.UP.FTS.B, 18.08%, 4/12/27	6,773	6,701
FW2933519.UP.FTS.B, 18.13%, 4/12/27	7,379	7,310
FW2932833.UP.FTS.B, 18.37%, 4/12/27	7,971	382
FW2933186.UP.FTS.B, 18.56%, 4/12/27	12,649	411
FW2934604.UP.FTS.B, 18.71%, 4/12/27	21,425	5,938
L2933956.UP.FTS.B, 18.85%, 4/12/27	6,395	6,339
L2932813.UP.FTS.B, 19.07%, 4/12/27	9,947	9,840
FW2932434.UP.FTS.B, 19.1%, 4/12/27	1,457	1,442
L2935130.UP.FTS.B, 19.21%, 4/12/27	4,231	1,142
FW2932660.UP.FTS.B, 19.24%, 4/12/27	17,472	17,311
FW2934275.UP.FTS.B, 19.55%, 4/12/27	2,797	2,748
L2934998.UP.FTS.B, 19.55%, 4/12/27	18,571	18,407
FW2932085.UP.FTS.B, 19.78%, 4/12/27	1,296	1,284
FW2935930.UP.FTS.B, 19.97%, 4/12/27	6,616	6,555
L2934093.UP.FTS.B, 20.12%, 4/12/27	2,545	2,518
L2932535.UP.FTS.B, 20.15%, 4/12/27	6,801	6,716
L2934786.UP.FTS.B, 20.82%, 4/12/27	8,094	8,021
FW2932291.UP.FTS.B, 21.33%, 4/12/27	7,755	7,672
L2933315.UP.FTS.B, 21.57%, 4/12/27	4,582	4,540
L2934722.UP.FTS.B, 21.63%, 4/12/27	3,125	3,122
L2933448.UP.FTS.B, 21.75%, 4/12/27	1,399	1,397
L2935751.UP.FTS.B, 22.01%, 4/12/27	1,636	1,624
FW2932542.UP.FTS.B, 22.3%, 4/12/27	13,259	13,241
L2932779.UP.FTS.B, 22.36%, 4/12/27	15,604	15,583
L2934510.UP.FTS.B, 22.41%, 4/12/27	8,061	2,301

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	125

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2935129.UP.FTS.B, 22.75%, 4/12/27	$6,255	$6,189
L2932952.UP.FTS.B, 23.13%, 4/12/27	4,280	4,282
L2932379.UP.FTS.B, 23.14%, 4/12/27	5,911	1,697
L2933829.UP.FTS.B, 23.3%, 4/12/27	24,786	24,753
FW2929713.UP.FTS.B, 23.5%, 4/12/27	1,728	1,725
L2934363.UP.FTS.B, 23.59%, 4/12/27	6,176	3,653
L2934788.UP.FTS.B, 23.77%, 4/12/27	6,287	6,227
L2933915.UP.FTS.B, 23.94%, 4/12/27	6,298	6,231
FW2933477.UP.FTS.B, 24.15%, 4/12/27	20,295	20,081
FW2932094.UP.FTS.B, 24.49%, 4/12/27	8,607	8,515
FW2933926.UP.FTS.B, 24.54%, 4/12/27	23,696	23,665
L2932713.UP.FTS.B, 24.66%, 4/12/27	12,725	12,589
L2934015.UP.FTS.B, 24.74%, 4/12/27	836	828
FW2932608.UP.FTS.B, 24.82%, 4/12/27	2,990	2,943
FW2932759.UP.FTS.B, 24.87%, 4/12/27	6,155	6,152
FW2934105.UP.FTS.B, 25.03%, 4/12/27	39,596	39,544
L2932978.UP.FTS.B, 25.04%, 4/12/27	6,415	453
L2934475.UP.FTS.B, 25.05%, 4/12/27	792	784
L2934307.UP.FTS.B, 25.18%, 4/12/27	1,268	1,267
L2934790.UP.FTS.B, 25.21%, 4/12/27	2,777	2,747
L2934017.UP.FTS.B, 25.27%, 4/12/27	1,437	850
L2934753.UP.FTS.B, 25.27%, 4/12/27	1,469	105
L2933613.UP.FTS.B, 25.31%, 4/12/27	2,004	2,002
L2934270.UP.FTS.B, 25.32%, 4/12/27	1,111	1,109
L2933656.UP.FTS.B, 25.33%, 4/12/27	1,747	1,744
L2935062.UP.FTS.B, 25.37%, 4/12/27	2,937	2,933
L2933671.UP.FTS.B, 25.42%, 4/12/27	3,730	3,725
L2934221.UP.FTS.B, 25.42%, 4/12/27	1,414	106
L2933216.UP.FTS.B, 25.44%, 4/12/27	2,858	2,854
L2934526.UP.FTS.B, 25.47%, 4/12/27	4,819	342
L2935106.UP.FTS.B, 25.47%, 4/12/27	1,350	1,348
L2935825.UP.FTS.B, 25.47%, 4/12/27	5,240	5,233
L2931662.UP.FTS.B, 25.5%, 4/12/27	5,457	5,454
FW2932553.UP.FTS.B, 25.61%, 4/12/27	2,359	683
FW2933530.UP.FTS.B, 25.87%, 4/12/27	1,625	1,622
L2935140.UP.FTS.B, 25.88%, 4/12/27	2,546	2,543
FW2932828.UP.FTS.B, 26.03%, 4/12/27	2,866	2,863
L2932763.UP.FTS.B, 26.08%, 4/12/27	4,134	2,441
FW2932450.UP.FTS.B, 26.13%, 4/12/27	2,629	2,626
L2933446.UP.FTS.B, 26.13%, 4/12/27	6,772	6,764
FW2933051.UP.FTS.B, 26.29%, 4/12/27	1,750	1,730
FW2934761.UP.FTS.B, 26.44%, 4/12/27	5,187	5,180
FW2933474.UP.FTS.B, 27.39%, 4/12/27	2,933	2,931
FW2934024.UP.FTS.B, 28.16%, 4/12/27	34,880	34,835
FW2934728.UP.FTS.B, 29.87%, 4/12/27	3,037	212
FW2933887.UP.FTS.B, 29.96%, 4/12/27	2,062	1,223
FW2932696.UP.FTS.B, 30.54%, 4/12/27	13,081	13,067
FW2933837.UP.FTS.B, 30.67%, 4/12/27	1,324	786
FW2932394.UP.FTS.B, 30.74%, 4/12/27	1,466	1,456
FW2932900.UP.FTS.B, 30.82%, 4/12/27	2,856	2,853
FW2932657.UP.FTS.B, 30.91%, 4/12/27	1,061	1,060
FW2933070.UP.FTS.B, 30.98%, 4/12/27	1,062	1,061
FW2935536.UP.FTS.B, 31.03%, 4/12/27	1,154	1,144
FW2932591.UP.FTS.B, 31.06%, 4/12/27	1,226	1,224
FW2933622.UP.FTS.B, 31.07%, 4/12/27	3,260	3,261
FW2934425.UP.FTS.B, 31.07%, 4/12/27	899	898
FW2932838.UP.FTS.B, 31.12%, 4/12/27	1,296	1,296
FW2935340.UP.FTS.B, 31.15%, 4/12/27	1,301	1,302

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2934816.UP.FTS.B, 31.17%, 4/12/27	$6,980	$6,965
FW2934569.UP.FTS.B, 31.18%, 4/12/27	1,405	1,404
FW2933023.UP.FTS.B, 31.19%, 4/12/27	991	991
FW2933756.UP.FTS.B, 31.19%, 4/12/27	6,623	6,614
FW2932550.UP.FTS.B, 31.41%, 4/12/27	7,203	7,194
FW2934482.UP.FTS.B, 31.52%, 4/12/27	6,527	6,526
L2930386.UP.FTS.B, 20.28%, 4/13/27	9,055	646
FW2928392.UP.FTS.B, 12.26%, 4/14/27	36,617	36,322
L2935437.UP.FTS.B, 23.88%, 4/14/27	7,953	7,948
L2932935.UP.FTS.B, 7.41%, 4/15/27	14,146	14,052
L2931980.UP.FTS.B, 10.2%, 4/15/27	7,800	7,743
FW2928215.UP.FTS.B, 17.86%, 4/15/27	4,184	4,151
FW2921283.UP.FTS.B, 27.6%, 4/16/27	2,498	2,494
L2932135.UP.FTS.B, 10.91%, 4/19/27	16,716	16,578
L2925524.UP.FTS.B, 20.35%, 4/20/27	8,479	613
L2018213.UP.FTS.B, 25.8%, 4/20/27	14,819	4,179
L2924609.UP.FTS.B, 19.67%, 4/22/27	23,250	3,388
L2101761.UP.FTS.B, 19.04%, 4/24/27	2,897	210
FW2111536.UP.FTS.B, 24.67%, 4/24/27	7,750	7,695
L2112103.UP.FTS.B, 24.86%, 4/24/27	4,323	4,328
FW2111679.UP.FTS.B, 26.7%, 4/24/27	9,496	664
FW2111589.UP.FTS.B, 30.84%, 4/24/27	2,547	359
FW2110860.UP.FTS.B, 31.09%, 4/24/27	3,831	3,859
L2931611.UP.FTS.B, 20.6%, 4/26/27	12,928	12,795
FW2934428.UP.FTS.B, 34.69%, 4/26/27	28,253	8,275
FW2934271.UP.FTS.B, 23.29%, 4/27/27	10,120	10,099
L2266091.UP.FTS.B, 16.62%, 5/16/27	6,955	6,924
FW2261915.UP.FTS.B, 18.74%, 5/16/27	1,470	396
L2264467.UP.FTS.B, 18.83%, 5/16/27	16,701	16,552
FW2262699.UP.FTS.B, 20.92%, 5/16/27	4,487	4,456
FW2261298.UP.FTS.B, 21.8%, 5/16/27	25,537	24,211
L2264897.UP.FTS.B, 22.07%, 5/16/27	8,604	8,163
FW2260888.UP.FTS.B, 23.94%, 5/16/27	1,460	1,465
FW2262937.UP.FTS.B, 29.28%, 5/16/27	4,110	3,910
FW2265797.UP.FTS.B, 31.5%, 5/16/27	7,451	–
L2268700.UP.FTS.B, 9.56%, 5/17/27	2,979	2,957
L2270469.UP.FTS.B, 12.65%, 5/17/27	3,093	2,915
FW2269695.UP.FTS.B, 16.79%, 5/17/27	5,947	5,907
L2267939.UP.FTS.B, 17.47%, 5/17/27	2,034	2,017
L2267967.UP.FTS.B, 19.43%, 5/17/27	13,840	13,917
FW2270380.UP.FTS.B, 20.17%, 5/17/27	15,469	1,119
L2269383.UP.FTS.B, 23.1%, 5/17/27	3,160	3,025
L2267445.UP.FTS.B, 24.36%, 5/17/27	9,377	9,362
FW2269543.UP.FTS.B, 24.98%, 5/17/27	9,235	8,819
L2269566.UP.FTS.B, 25.42%, 5/17/27	4,343	4,378
L2267258.UP.FTS.B, 25.45%, 5/17/27	3,778	3,785
L2270498.UP.FTS.B, 25.87%, 5/17/27	9,408	9,030
FW2271092.UP.FTS.B, 30.29%, 5/17/27	775	54
L2270155.UP.FTS.B, 14.46%, 5/28/27	40,178	5,570
FW2263763.UP.FTS.B, 30.01%, 5/28/27	7,190	7,259
L2270069.UP.FTS.B, 9.27%, 6/01/27	4,872	4,833
L2473325.UP.FTS.B, 8.62%, 6/20/27	2,004	147
L2473231.UP.FTS.B, 11.36%, 6/20/27	4,708	4,668
L2472806.UP.FTS.B, 24.05%, 6/20/27	9,186	9,221
L2474417.UP.FTS.B, 25.31%, 6/20/27	2,595	2,600
FW2475760.UP.FTS.B, 30.97%, 6/20/27	14,457	14,514
FW2474487.UP.FTS.B, 31.14%, 6/20/27	21,848	1,540
FW2475548.UP.FTS.B, 31.69%, 6/20/27	4,032	–

126	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2441819.UP.FTS.B, 8.4%, 6/21/27	$7,444	$ 7,391
L2476061.UP.FTS.B, 10.91%, 6/21/27	20,169	1,455
L2477405.UP.FTS.B, 17.76%, 6/21/27	17,911	2,621
L2441362.UP.FTS.B, 20.97%, 6/21/27	4,007	3,972
L2477866.UP.FTS.B, 25.29%, 6/21/27	7,657	2,251
L2480361.UP.FTS.B, 25.41%, 6/21/27	13,066	13,141
FW2480920.UP.FTS.B, 27.54%, 6/21/27	4,458	125
FW2476973.UP.FTS.B, 28.09%, 6/21/27	1,698	1,621
FW2476585.UP.FTS.B, 28.45%, 6/21/27	4,497	4,496
FW2479731.UP.FTS.B, 10.13%, 7/06/27	11,678	11,591
L2655372.UP.FTS.B, 17.8%, 7/18/27	6,712	963
L2655430.UP.FTS.B, 19%, 7/18/27	23,839	23,582
L2654244.UP.FTS.B, 19.24%, 7/18/27	7,862	7,402
L2657584.UP.FTS.B, 25.37%, 7/18/27	6,425	6,438
FW2656345.UP.FTS.B, 30.5%, 7/18/27	2,914	2,918
FW2656456.UP.FTS.B, 31.18%, 7/18/27	1,606	113
L2783088.UP.FTS.B, 8.03%, 8/14/27	8,335	2,068
L2786749.UP.FTS.B, 9.46%, 8/14/27	8,093	8,028
FW2781831.UP.FTS.B, 11.07%, 8/14/27	1,904	466
L2784551.UP.FTS.B, 11.17%, 8/14/27	37,836	37,526
L2786075.UP.FTS.B, 11.95%, 8/14/27	17,092	299
L2755118.UP.FTS.B, 12.3%, 8/14/27	9,146	9,065
FW2784584.UP.FTS.B, 12.62%, 8/14/27	28,296	28,005
L2790624.UP.FTS.B, 13.63%, 8/14/27	9,603	9,518
L2785893.UP.FTS.B, 13.78%, 8/14/27	1,639	1,623
L2757062.UP.FTS.B, 14.27%, 8/14/27	5,131	707
L2783815.UP.FTS.B, 14.7%, 8/14/27	13,932	1,001
FW2783637.UP.FTS.B, 16.93%, 8/14/27	6,440	6,059
L2743727.UP.FTS.B, 16.97%, 8/14/27	4,558	1,233
L2780752.UP.FTS.B, 17.46%, 8/14/27	30,919	30,584
L2786485.UP.FTS.B, 17.46%, 8/14/27	13,954	1,004
L2785321.UP.FTS.B, 17.62%, 8/14/27	6,173	184
L2784632.UP.FTS.B, 17.63%, 8/14/27	5,973	5,921
L2784502.UP.FTS.B, 17.69%, 8/14/27	26,612	25,070
L2782152.UP.FTS.B, 17.81%, 8/14/27	2,197	31
L2768222.UP.FTS.B, 17.92%, 8/14/27	21,660	1,568
L2785895.UP.FTS.B, 17.97%, 8/14/27	17,140	16,942
FW2780686.UP.FTS.B, 18.04%, 8/14/27	922	915
FW2788100.UP.FTS.B, 18.55%, 8/14/27	18,998	1,362
L2781142.UP.FTS.B, 18.71%, 8/14/27	5,253	5,219
L2780510.UP.FTS.B, 19.3%, 8/14/27	23,629	23,437
L2780974.UP.FTS.B, 19.58%, 8/14/27	7,816	7,368
FW2782056.UP.FTS.B, 19.7%, 8/14/27	6,505	6,431
FW2779945.UP.FTS.B, 19.77%, 8/14/27	5,052	719
L2782244.UP.FTS.B, 19.84%, 8/14/27	4,453	4,403
L2785975.UP.FTS.B, 20.35%, 8/14/27	10,203	733
L2790430.UP.FTS.B, 20.37%, 8/14/27	16,375	16,214
L2782188.UP.FTS.B, 20.46%, 8/14/27	11,302	11,331
FW2788480.UP.FTS.B, 20.56%, 8/14/27	5,195	5,164
FW2786123.UP.FTS.B, 20.87%, 8/14/27	2,518	2,505
L2780075.UP.FTS.B, 21.23%, 8/14/27	18,766	448
FW2781956.UP.FTS.B, 21.26%, 8/14/27	4,697	4,653
FW2784824.UP.FTS.B, 21.8%, 8/14/27	2,464	2,355
L2782941.UP.FTS.B, 21.84%, 8/14/27	2,524	2,511
FW2785231.UP.FTS.B, 21.88%, 8/14/27	8,566	2,433
FW2785285.UP.FTS.B, 22%, 8/14/27	8,313	8,221
L2787540.UP.FTS.B, 22.81%, 8/14/27	6,908	495
FW2753534.UP.FTS.B, 22.82%, 8/14/27	8,295	8,232

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2781557.UP.FTS.B, 22.9%, 8/14/27	$40,736	$40,479
L2784944.UP.FTS.B, 23.08%, 8/14/27	19,296	19,082
FW2786356.UP.FTS.B, 23.15%, 8/14/27	11,417	10,850
L2783934.UP.FTS.B, 23.32%, 8/14/27	9,372	8,922
L2761176.UP.FTS.B, 23.49%, 8/14/27	5,042	4,985
L2785703.UP.FTS.B, 23.84%, 8/14/27	44,556	6,638
L2779812.UP.FTS.B, 23.92%, 8/14/27	5,815	5,742
L2784400.UP.FTS.B, 23.97%, 8/14/27	8,013	8,016
L2782866.UP.FTS.B, 24.04%, 8/14/27	8,887	8,857
FW2789306.UP.FTS.B, 24.13%, 8/14/27	26,777	–
FW2782192.UP.FTS.B, 24.29%, 8/14/27	31,836	31,505
FW2780321.UP.FTS.B, 24.37%, 8/14/27	5,202	4,946
FW2787277.UP.FTS.B, 24.63%, 8/14/27	9,240	8,832
L2781314.UP.FTS.B, 24.73%, 8/14/27	9,700	9,249
FW2784538.UP.FTS.B, 24.77%, 8/14/27	4,263	4,247
FW2785616.UP.FTS.B, 24.82%, 8/14/27	3,967	3,943
FW2785575.UP.FTS.B, 24.85%, 8/14/27	9,879	705
FW2780263.UP.FTS.B, 25%, 8/14/27	3,770	3,758
FW2780348.UP.FTS.B, 25.03%, 8/14/27	4,828	1,404
L2788622.UP.FTS.B, 25.12%, 8/14/27	7,264	7,242
L2782121.UP.FTS.B, 25.17%, 8/14/27	6,952	6,920
L2756043.UP.FTS.B, 25.21%, 8/14/27	6,702	476
L2780085.UP.FTS.B, 25.23%, 8/14/27	1,387	199
FW2784695.UP.FTS.B, 25.44%, 8/14/27	5,049	4,814
L2781942.UP.FTS.B, 25.47%, 8/14/27	2,551	181
L2780799.UP.FTS.B, 25.48%, 8/14/27	18,148	17,935
L2784786.UP.FTS.B, 25.48%, 8/14/27	24,041	23,929
L2771933.UP.FTS.B, 25.49%, 8/14/27	1,468	1,381
FW2780856.UP.FTS.B, 25.75%, 8/14/27	16,961	16,929
L2783948.UP.FTS.B, 25.78%, 8/14/27	6,343	6,067
L2782068.UP.FTS.B, 25.85%, 8/14/27	20,493	5,893
FW2779937.UP.FTS.B, 25.86%, 8/14/27	12,500	12,507
FW2783121.UP.FTS.B, 26.17%, 8/14/27	4,547	4,550
FW2784157.UP.FTS.B, 26.28%, 8/14/27	37,300	37,339
FW2785999.UP.FTS.B, 26.29%, 8/14/27	9,195	659
FW2784070.UP.FTS.B, 26.88%, 8/14/27	14,524	14,389
FW2787336.UP.FTS.B, 27.09%, 8/14/27	7,093	–
FW2780366.UP.FTS.B, 27.22%, 8/14/27	2,866	2,858
FW2788769.UP.FTS.B, 27.54%, 8/14/27	18,743	18,663
FW2781744.UP.FTS.B, 27.73%, 8/14/27	13,851	976
FW2781052.UP.FTS.B, 28.05%, 8/14/27	7,017	6
FW2781808.UP.FTS.B, 28.36%, 8/14/27	9,314	9,291
FW2788496.UP.FTS.B, 28.72%, 8/14/27	6,688	6,671
FW2789128.UP.FTS.B, 29.06%, 8/14/27	11,720	833
FW2784031.UP.FTS.B, 29.77%, 8/14/27	8,778	8,401
FW2773545.UP.FTS.B, 29.8%, 8/14/27	1,757	1,754
FW2784677.UP.FTS.B, 29.98%, 8/14/27	924	881
FW2786432.UP.FTS.B, 29.98%, 8/14/27	5,408	5,139
FW2787766.UP.FTS.B, 30.16%, 8/14/27	4,907	4,888
FW2784402.UP.FTS.B, 30.8%, 8/14/27	3,648	3,537
FW2786761.UP.FTS.B, 30.87%, 8/14/27	2,099	2,098
FW2788878.UP.FTS.B, 30.91%, 8/14/27	2,591	2,577
FW2783458.UP.FTS.B, 30.93%, 8/14/27	933	935
FW2786399.UP.FTS.B, 30.99%, 8/14/27	5,824	5,843
FW2786026.UP.FTS.B, 31.07%, 8/14/27	12,351	–
FW2787940.UP.FTS.B, 31.09%, 8/14/27	7,083	7,074
FW2784788.UP.FTS.B, 31.17%, 8/14/27	6,357	6,328
FW2784384.UP.FTS.B, 31.2%, 8/14/27	1,990	1,986

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	127

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
FW2788027.UP.FTS.B, 31.2%, 8/14/27	$6,106	$6,101
FW2788875.UP.FTS.B, 31.21%, 8/14/27	12,232	852
FW2781391.UP.FTS.B, 31.24%, 8/14/27	7,948	–
FW2785558.UP.FTS.B, 31.27%, 8/14/27	3,487	3,476
FW2781161.UP.FTS.B, 32.42%, 8/14/27	5,903	5,890
FW2780086.UP.FTS.B, 33.32%, 8/14/27	2,341	2,348
FW2788584.UP.FTS.B, 22.8%, 8/16/27	10,785	10,721
L2785554.UP.FTS.B, 23.22%, 8/16/27	11,014	10,351
FW2789307.UP.FTS.B, 29.22%, 8/16/27	2,233	2,239
L2788641.UP.FTS.B, 8.88%, 8/18/27	8,171	7,671
L2789222.UP.FTS.B, 25.36%, 8/20/27	1,377	1,371
FW2788124.UP.FTS.B, 28.64%, 8/20/27	8,525	8,115
FW1890892.UP.FTS.B, 16.8%, 8/21/27	7,680	161
FW2781849.UP.FTS.B, 21.39%, 8/21/27	8,531	8,017
FW2784943.UP.FTS.B, 17.86%, 8/22/27	8,849	8,721
L2780672.UP.FTS.B, 25.73%, 8/22/27	11,272	808
FW2789146.UP.FTS.B, 27.73%, 8/25/27	3,473	3,469
FW2779425.UP.FTS.B, 21.27%, 8/26/27	9,722	701
L2783196.UP.FTS.B, 22.61%, 8/28/27	42,565	42,300
FW2786834.UP.FTS.B, 31.16%, 8/28/27	4,494	2,682
FW2017549.UP.FTS.B, 31.31%, 9/10/27	6,917	489
L2929885.UP.FTS.B, 11.42%, 9/11/27	33,322	33,030
L2927750.UP.FTS.B, 13.53%, 9/11/27	6,153	6,094
L2931559.UP.FTS.B, 14.36%, 9/11/27	34,616	34,348
FW2930646.UP.FTS.B, 15.55%, 9/11/27	3,978	3,940
L2931231.UP.FTS.B, 16.75%, 9/11/27	18,073	17,921
L2930149.UP.FTS.B, 17.22%, 9/11/27	7,992	4,237
FW2931505.UP.FTS.B, 18.79%, 9/11/27	11,687	3,003
L2930569.UP.FTS.B, 19.46%, 9/11/27	18,910	4,875
L2928998.UP.FTS.B, 20.3%, 9/11/27	16,126	15,935
L2929352.UP.FTS.B, 20.34%, 9/11/27	8,515	8,420
FW2928720.UP.FTS.B, 21.08%, 9/11/27	43,770	43,169
L2929710.UP.FTS.B, 21.35%, 9/11/27	10,621	766
L2929679.UP.FTS.B, 24.13%, 9/11/27	30,704	30,538
L2931286.UP.FTS.B, 24.62%, 9/11/27	15,769	15,621
FW2931412.UP.FTS.B, 24.72%, 9/11/27	4,448	2,480
L2928512.UP.FTS.B, 24.85%, 9/11/27	9,140	9,076
L2931522.UP.FTS.B, 25.34%, 9/11/27	10,744	10,692
L2929019.UP.FTS.B, 25.49%, 9/11/27	3,058	3,042
L2928199.UP.FTS.B, 25.64%, 9/11/27	3,762	270
FW2928712.UP.FTS.B, 25.91%, 9/11/27	3,251	929
FW2930454.UP.FTS.B, 25.93%, 9/11/27	4,908	349
L2930287.UP.FTS.B, 26.84%, 9/11/27	14,130	14,139
FW2926514.UP.FTS.B, 27.25%, 9/11/27	21,150	–
FW2928696.UP.FTS.B, 27.59%, 9/11/27	3,673	3,657
FW2929186.UP.FTS.B, 28.7%, 9/11/27	3,499	3,499
FW2927928.UP.FTS.B, 29.77%, 9/11/27	977	976
FW2931217.UP.FTS.B, 29.81%, 9/11/27	8,464	8,451
FW2930626.UP.FTS.B, 30.39%, 9/11/27	373	367
FW2929535.UP.FTS.B, 30.91%, 9/11/27	28,228	28,099
FW2928155.UP.FTS.B, 30.92%, 9/11/27	1,972	1,962
FW2935338.UP.FTS.B, 9.15%, 9/12/27	37,236	36,954
L2932384.UP.FTS.B, 13.22%, 9/12/27	2,630	2,608
L2932973.UP.FTS.B, 16.22%, 9/12/27	2,680	2,657
L2934264.UP.FTS.B, 17.04%, 9/12/27	5,421	5,358
L2931006.UP.FTS.B, 23.73%, 9/12/27	6,641	6,615
FW2933357.UP.FTS.B, 24.77%, 9/12/27	2,920	2,904
FW2933345.UP.FTS.B, 25.32%, 9/12/27	6,919	1,982

Description	Principal Amount	Value

Upstart Network, Inc. (continued)
FW2932559.UP.FTS.B, 27.07%, 9/12/27	$12,463	$–
FW2932656.UP.FTS.B, 27.65%, 9/12/27	2,398	2,380
FW2933555.UP.FTS.B, 30.59%, 9/12/27	994	991
L2909526.UP.FTS.B, 16.64%, 9/15/27	5,614	5,555
FW2929902.UP.FTS.B, 27.28%, 9/17/27	4,653	1,333
FW2932783.UP.FTS.B, 31.23%, 9/18/27	10,223	10,227
L2111342.UP.FTS.B, 25.1%, 9/24/27	1,479	1,476
L2927958.UP.FTS.B, 15.19%, 9/26/27	13,377	13,236
FW2266529.UP.FTS.B, 27.38%, 10/16/27	5,920	5,928
FW2265508.UP.FTS.B, 30.96%, 10/16/27	2,601	761
FW2268177.UP.FTS.B, 20.82%, 10/17/27	2,803	805
FW2269400.UP.FTS.B, 29.19%, 10/17/27	4,550	4,578
FW2269705.UP.FTS.B, 29.7%, 10/17/27	4,102	4,117
FW2267501.UP.FTS.B, 31.02%, 10/17/27	3,090	2,957
FW2476186.UP.FTS.B, 6.33%, 11/21/27	16,757	16,648
L2782861.UP.FTS.B, 13%, 1/14/28	2,003	1,987
L2781714.UP.FTS.B, 20.56%, 1/14/28	21,999	3,181
FW2787933.UP.FTS.B, 20.81%, 1/14/28	643	633
L2781510.UP.FTS.B, 21.9%, 1/14/28	3,880	3,848
FW2786104.UP.FTS.B, 22.87%, 1/14/28	3,257	68
L2788591.UP.FTS.B, 23.29%, 1/14/28	14,276	1,029
FW2779683.UP.FTS.B, 24.26%, 1/14/28	34,824	33,099
L2786161.UP.FTS.B, 25.2%, 1/14/28	3,902	3,835
L2789126.UP.FTS.B, 25.49%, 1/14/28	3,520	3,490
FW2788205.UP.FTS.B, 26.7%, 1/14/28	9,391	671
FW2784994.UP.FTS.B, 27.31%, 1/14/28	4,730	333
FW2781921.UP.FTS.B, 27.75%, 1/14/28	3,268	3,252
FW2785839.UP.FTS.B, 27.97%, 1/14/28	12,026	846
FW2782539.UP.FTS.B, 30.4%, 1/14/28	23,429	1,636
FW2785651.UP.FTS.B, 30.68%, 1/14/28	1,735	123
FW2782215.UP.FTS.B, 30.96%, 1/14/28	1,249	88
FW2786173.UP.FTS.B, 31.15%, 1/14/28	9,314	9,227
FW2784038.UP.FTS.B, 32.17%, 1/14/28	25,022	23,629
FW2789113.UP.FTS.B, 34.45%, 1/14/28	11,806	11,744
L2785139.UP.FTS.B, 21.47%, 1/21/28	7,778	7,687
FW2931576.UP.FTS.B, 23.07%, 2/11/28	13,320	13,159
FW2931871.UP.FTS.B, 28.6%, 2/11/28	14,472	8,566
L2016976.UP.FTS.B, 17.93%, 11/10/28	2,865	2,865
L2018384.UP.FTS.B, 24.86%, 11/10/28	5,906	5,918
L2471413.UP.FTS.B, 14.77%, 1/20/29	20,466	20,425
L2474231.UP.FTS.B, 18.07%, 1/20/29	7,983	7,975
L2475358.UP.FTS.B, 19.49%, 1/20/29	5,060	5,059
L2470272.UP.FTS.B, 21.01%, 1/20/29	5,115	5,111
L2471993.UP.FTS.B, 21.29%, 1/20/29	6,050	6,045
L2473174.UP.FTS.B, 22.65%, 1/20/29	7,725	7,744
L2473102.UP.FTS.B, 23.59%, 1/20/29	5,176	5,192
L2474341.UP.FTS.B, 25.18%, 1/20/29	986	13
L2475105.UP.FTS.B, 26.03%, 1/20/29	1,995	138
L2477875.UP.FTS.B, 11.39%, 1/21/29	7,994	7,970
L2480052.UP.FTS.B, 11.51%, 1/21/29	1,720	1,715
L2476569.UP.FTS.B, 12.1%, 1/21/29	8,411	8,385
L2481459.UP.FTS.B, 19.4%, 1/21/29	16,565	16,557
L2478078.UP.FTS.B, 21.42%, 1/21/29	4,931	4,939
L2479722.UP.FTS.B, 22.71%, 1/21/29	4,832	4,830
L2478021.UP.FTS.B, 24.55%, 1/21/29	8,669	8,699
L2481996.UP.FTS.B, 25.8%, 1/21/29	1,308	1,309
L2476521.UP.FTS.B, 26.04%, 1/21/29	870	873
L2780235.UP.FTS.B, 24.51%, 3/14/29	13,543	1,949

128	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
SCHEDULE OF INVESTMENTS

Franklin Limited Duration Income Trust
(continued)

Description	Principal Amount	Value
Marketplace Loans (continued)
Upstart Network, Inc. (continued)
L2784369.UP.FTS.B, 25.66%, 3/14/29	$1,601	$1,597
L2783362.UP.FTS.B, 25.93%, 3/14/29	1,422	1,419
L2781012.UP.FTS.B, 26.33%, 3/14/29	6,741	6,728
L2893504.UP.FTS.B, 25.96%, 4/11/29	827	823
L2927882.UP.FTS.B, 26.42%, 4/11/29	4,072	4,059
L2928275.UP.FTS.B, 26.91%, 4/11/29	3,365	3,351
L2472122.UP.FTS.B, 18.59%, 6/20/29	3,711	3,707
L2476272.UP.FTS.B, 26.5%, 6/21/29	2,205	36
L2476782.UP.FTS.B, 26.59%, 6/21/29	2,199	2,200
L2481405.UP.FTS.B, 27.17%, 6/21/29	5,383	1,492
L2781565.UP.FTS.B, 27%, 8/14/29	2,511	2,524
L2928953.UP.FTS.B, 25.86%, 9/11/29	2,840	2,825
L2899443.UP.FTS.B, 27.44%, 9/11/29	28,021	16,444

		16,711,857

Total Marketplace Loans (Cost $66,141,940)		$61,197,754

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	129

FRANKLIN LIMITED DURATION INCOME TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2023

Franklin Limited Duration Income Trust

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$429,416,034
Cost - Non-controlled affiliates (Note 5c)	9,910,192

Value - Unaffiliated issuers	$410,731,996
Value - Non-controlled affiliates (Note 5c)	9,910,192
Cash	2,548,438
Restricted cash for TBA transactions (Note 1d)	271,000
Receivables:
Investment securities sold	357,980
Interest	4,661,903

Total assets	428,481,509

Liabilities:
Payables:
Investment securities purchased	26,504,151
Credit facility (Note 3)	97,500,000
Management fees	245,458
Trustees’ fees and expenses	344
Accrued interest (Note 3)	480,675
Reverse repurchase agreements (Note 4)	12,335,804
Deposits from brokers for:
Reverse repurchase agreements (Note 4)	450,000
TBA transactions	271,000
Accrued expenses and other liabilities	495,708

Total liabilities	138,283,140

Net assets, at value	$290,198,369

Net assets consist of:

Paid-in capital	$360,845,607
Total distributable earnings (losses)	(70,647,238)

Net assets, at value	$290,198,369

Shares outstanding	40,405,374

Net asset value per share	$7.18

130	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the year ended December 31, 2023

Franklin Limited Duration Income Trust

Investment income:
Dividends:
Unaffiliated issuers	$187,888
Non-controlled affiliates (Note 5c)	437,902
Interest:
Unaffiliated issuers	37,237,188

Total investment income	37,862,978

Expenses:
Management fees (Note 5a)	2,935,305
Transfer agent fees	31,563
Custodian fees (Note 6)	10,024
Reports to shareholders fees	143,280
Registration and filing fees	21,725
Professional fees	247,540
Trustees’ fees and expenses	3,304
Marketplace lending fees (Note 1g)	1,207,021
Interest expense (Note 3 and 4)	6,766,565
Other	290,253

Total expenses	11,656,580
Expense reductions (Note 6)	(3,689)
Expenses waived/paid by affiliates (Note 5c)	(32,512)

Net expenses	11,620,379

Net investment income	26,242,599

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(20,501,408)
Foreign currency transactions	(13,341)
TBA sale commitments	108,912

Net realized gain (loss)	(20,405,837)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	27,615,942
Translation of other assets and liabilities denominated in foreign currencies	(982)
Unfunded loan commitments	95,061

Net change in unrealized appreciation (depreciation)	27,710,021

Net realized and unrealized gain (loss)	7,304,184

Net increase (decrease) in net assets resulting from operations	$33,546,783

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	131

FRANKLIN LIMITED DURATION INCOME TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin Limited Duration Income Trust

	Year Ended December 31, 2023	Year Ended December 31, 2022

Increase (decrease) in net assets:
Operations:
Net investment income	$26,242,599	$24,303,739
Net realized gain (loss)	(20,405,837)	(7,581,652)
Net change in unrealized appreciation (depreciation)	27,710,021	(45,953,753)

Net increase (decrease) in net assets resulting from operations	33,546,783	(29,231,666)

Distributions to shareholders	(16,487,665)	(22,610,267)
Distributions to shareholders from tax return of capital	(12,179,948)	(8,286,675)

Total distributions to shareholders	(28,667,613)	(30,896,942)

Capital share transactions (Note 2)	—	75,010,981

Net increase (decrease) in net assets	4,879,170	14,882,373
Net assets:
Beginning of year	285,319,199	270,436,826

End of year	$290,198,369	$285,319,199

132	Annual Report	The accompanying notes are an integral part of these financial statements.	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
FINANCIAL STATEMENTS

Statement of Cash Flows
for the year ended December 31, 2023

Franklin Limited Duration Income Trust

Cash flow from operating activities:
Dividends, interest and other income received	$36,371,446
Operating expenses paid	(4,770,523)
Interest expense paid	(6,691,742)
Cash on deposit from broker	105,000
Realized loss on foreign currency transactions	(13,341)
Purchases of long-term investments	(422,315,571)
Sales and maturities of long-term investments	435,853,659
Net purchases of short-term investments	(8,014,448)

Cash provided - operating activities	30,524,480

Cash flow from financing activities:
Proceeds from credit facility	97,500,000
Repayment of credit facility	(83,000,000)
Net change in reverse repurchase agreements	(22,120,566)
Cash distributions to shareholders	(28,667,613)

Cash used - financing activities	(36,288,179)

Net increase (decrease) in cash	(5,763,699)
Cash at beginning of year	8,583,137

Cash at end of year	$2,819,438

Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash Provided by Operating Activities
for the year ended December 31, 2023

Net increase (decrease) in net assets resulting from operating activities	$33,546,783
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income	(831,007)
Reinvested dividends from non-controlled affiliates	(437,902)
Interest received in the form of securities	(218,241)
Decrease in dividends and interest receivable and other assets	214,841
Increase in cash on deposit from broker	105,000
Increase in interest payable	74,823
Increase in payables to affiliates, accrued expenses, and other liabilities	83,291
Increase in payable for investments purchased	1,334,052
Decrease in receivable for investments sold	984,069
Decrease in cost of investments	23,284,713
Increase in unrealized appreciation on investments.	(27,615,942)

Net cash provided by operating activities	$30,524,480

franklintempleton.com	The accompanying notes are an integral part of these financial statements.	Annual Report	133

FRANKLIN LIMITED DURATION INCOME TRUST

Notes to Financial Statements

1. Organization and Significant Accounting Policies
Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund’s significant accounting policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held

134	Annual Report	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)
by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c. Securities Purchased on a Delayed Delivery and TBA Basis
The Fund purchases securities on a delayed delivery and to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
d. Restricted Cash
At December 31, 2023, the Fund held restricted cash in connection with certain investments. Restricted cash is held in a segregated account with the Fund’s custodian and/ or counterparty broker and is reflected in the Statement of Assets and Liabilities.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions

franklintempleton.com	Annual Report	135

FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies
(continued)
e. Mortgage Dollar Rolls
(continued)
include the potential inability of the counterparty to fulfill its obligations.
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, or the London Interbank Offered Rate (LIBOR), or the Secured Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.
g. Marketplace Lending
The Fund invests in loans obtained through marketplace lending. Marketplace lending, sometimes referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt financing. Prospective borrowers are required to provide certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income, employment information, credit score, debt-to-income ratio, credit history (including defaults and delinquencies) and home ownership status. Based on this and other information, the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform then posts the borrowing requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and expected yields of the loans, the borrower background data, and the credit rating assigned by the platform.
When the Fund invests in these loans, it usually purchases all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in a loan, would be entitled to receive payment only from the borrower and would not be able to recover any deficiency from the platform, except under very narrow circumstances. The loans in which the Fund may invest are unsecured.
h. Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income.

136	Annual Report	franklintempleton.com

FRANKLIN LIMITED DURATION INCOME TRUST
NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income, Expenses and Distributions
(continued)
The Fund may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex dividend date. The Fund employs a managed distribution policy whereby the Fund will make monthly distributions to common shareholders at an annual minimum fixed rate of 10%, based on the average monthly NAV of the Fund’s common shares. Effective January 1, 2024, the Board has implemented a new managed distribution plan where the Fund will distribute a level distribution amount to shareholders. The Fund intends to distribute $0.0615 per share monthly. The Fund’s distribution level may be changed by the Board in the future. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted and, if necessary, a return of capital.

Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
j. Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest
At December 31, 2023, there were an unlimited number of shares authorized (without par value).
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 242,561 shares. During the years ended December 31, 2023 and 2022, there were no shares repurchased. Transactions in the Fund’s shares were as follows:

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount

Shares sold	—	$—	10,250,000	$74,970,896*
Shares issued in reinvestment of distributions	—	—	4,479	40,085
Net increase (decrease)	—	$—	10,254,479	$75,010,981
*Net of rights offering costs of $331,277.

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NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest
(continued)
On January 14, 2022, the Fund commenced a transferrable rights offering to common shareholders of record on January 19, 2022 (record date), to subscribe for up to an aggregate of 10,250,000 of the Fund’s common shares. The offering expired on February 17, 2022. Each record date shareholder received one right for each outstanding whole common share held, which entitled their holders to purchase one new Fund common share for every three rights held. In addition, record date shareholders who fully exercised their rights (other than those rights that could not be exercised because they represented the right to acquire less than one common share) were entitled to subscribe for additional common shares of the Fund that remained unsubscribed as a result of any unexercised rights. The subscription price per common share was determined based upon a formula equal to 92.5% of the average of the last reported sales price of the Fund’s common shares on the NYSE American Stock Exchange on the offering expiration date, and each of the four preceding trading days, subject to a minimum subscription price of 90% of the Fund’s net asset value per common share on the offering expiration date. The rights holders subscribed for all 10,250,000 common shares at an average price per share of $7.61. Gross proceeds from the offering were $78,033,340. The Fund received the gross proceeds of the offering minus the dealer manager fee and other expenses of the offering totaling $3,062,444.
3. Credit Facility
On April 26, 2023, the Fund entered into a revolving senior secured margin loan agreement (Credit Facility) with The Bank of New York Mellon (BNYM) pursuant to which the Fund may borrow up to a maximum commitment amount of $100 million. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy. Prior to April 26, 2023, the Fund had a credit facility agreement with BNP Paribas Prime Brokerage International Ltd., which permitted the Fund to borrow up to a maximum commitment amount of $100 million.
Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility whenever the outstanding borrowings are less than 75% of the commitment amount. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the Schedule of Investments.
At December 31, 2023, the Fund had outstanding borrowings of $97,500,000, which approximates fair value, and incurred interest expenses at a rate equal to the Overnight Bank Funding Rate (OBFR) plus 0.80%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the year ended December 31, 2023, were $86,460,576 and 5.98%, respectively.
4. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund.

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NOTES TO FINANCIAL STATEMENTS

4. Reverse Repurchase Agreements
(continued)
This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $12,354,822 are up to 30 days.
The Fund pledged corporate bonds, commercial mortgage-backed securities and residential mortgage-backed securities as the collateral valued at $14,838,656 which has been identified on the Schedule of Investments. Any cash collateral that has been delivered to manage credit exposure and liquidity for reverse repurchase agreements is reflected as a payable for deposits from brokers for reverse repurchase agreements on the Statement of Assets and Liabilities.
For the year ended December 31, 2023, the average borrowings and the average interest rate were $25,268,124 and 6.1%, respectively.
5. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.70% per year of the average daily managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility and other financial leverage.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2023, the Fund held investments in affiliated management investment companies as follows:

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NOTES TO FINANCIAL STATEMENTS

5. Transactions with Affiliates
(continued)
c. Investments in Affiliated Management Investment Companies
(continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Franklin Limited Duration Income Trust

Non-Controlled Affiliates
								Dividends

Institutional Fiduciary Trust - Money Market Portfolio, 5.034%	$1,457,842	$146,766,182	$(138,313,832)	$—	$—	$9,910,192	9,910,192	$437,902

Total Affiliated Securities	$1,457,842	$146,766,182	$(138,313,832)	$—	$—	$9,910,192		$437,902

6. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
7. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:

Capital loss carryforwards not subject to expiration:
Short term	$6,356,260
Long term	44,586,199

Total capital loss carryforwards	$50,942,459

The tax character of distributions paid during the years ended December 31, 2023 and 2022, was as follows:

	2023	2022

Distributions paid from:
Ordinary income	$16,487,665	$22,610,267
Return of capital	12,179,948	8,286,675

	$28,667,613	$30,896,942

At December 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$428,195,013

Unrealized appreciation	$5,720,444
Unrealized depreciation	(25,425,223)

Net unrealized appreciation (depreciation)	$(19,704,779)

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NOTES TO FINANCIAL STATEMENTS

7. Income Taxes
(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, payments-in-kind and bond discounts and premiums.
8. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2023, aggregated $423,649,623 and $446,812,915, respectively.
9. Credit Risk and Defaulted Securities
At December 31, 2023, the Fund had 72.1% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December 31, 2023, the aggregate value of these securities was $599,895 representing 0.2% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks:
Hotels, Restaurants & Leisure	$—	$4,553	$—	$4,553
Independent Power and Renewable Electricity Producers	213,632	1,088,000	—	1,301,632
Metals & Mining	295,729	—	—	295,729

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NOTES TO FINANCIAL STATEMENTS

10. Fair Value Measurements
(continued)

	Level 1	Level 2	Level 3	Total

Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels	$3,963	$211,528	$—	$215,491
Preferred Stocks	—	886	—	886
Warrants	1,861	—	—	1,861
Corporate Bonds:
Aerospace & Defense	—	899,359	—	899,359
Automobile Components	—	3,693,784	—	3,693,784
Automobiles	—	1,268,423	—	1,268,423
Banks	—	1,516,875	—	1,516,875
Beverages	—	645,783	—	645,783
Biotechnology	—	369,193	—	369,193
Broadline Retail	—	932,585	—	932,585
Building Products	—	5,333,800	—	5,333,800
Capital Markets	—	466,819	—	466,819
Chemicals	—	6,359,426	—	6,359,426
Commercial Services & Supplies	—	2,609,968	—	2,609,968
Communications Equipment	—	235,875	—	235,875
Construction & Engineering	—	1,035,946	—	1,035,946
Consumer Finance	—	2,879,031	—	2,879,031
Consumer Staples Distribution & Retail	—	721,427	—	721,427
Containers & Packaging	—	8,494,925	—	8,494,925
Distributors	—	842,927	—	842,927
Diversified Consumer Services	—	1,165,658	—	1,165,658
Diversified REITs	—	2,089,241	—	2,089,241
Diversified Telecommunication Services	—	987,493	—	987,493
Electric Utilities	—	1,656,972	—	1,656,972
Electrical Equipment	—	2,150,923	—	2,150,923
Electronic Equipment, Instruments & Components	—	909,590	—	909,590
Energy Equipment & Services	—	5,175,954	—	5,175,954
Entertainment	—	1,133,566	—	1,133,566
Financial Services	—	3,303,687	—	3,303,687
Food Products	—	1,899,679	—	1,899,679
Ground Transportation	—	781,339	—	781,339
Health Care Equipment & Supplies	—	1,714,521	—	1,714,521
Health Care Providers & Services	—	5,985,587	—	5,985,587
Hotel & Resort REITs	—	312,093	—	312,093
Hotels, Restaurants & Leisure	—	11,899,695	— a	11,899,695
Household Durables	—	3,512,679	—	3,512,679
Independent Power and Renewable Electricity Producers	—	3,125,999	—	3,125,999
Insurance	—	1,771,237	—	1,771,237
IT Services	—	2,693,213	—	2,693,213
Life Sciences Tools & Services	—	1,028,222	—	1,028,222
Machinery	—	3,070,203	—	3,070,203
Media	—	6,649,448	—	6,649,448
Metals & Mining	—	2,863,728	—	2,863,728
Mortgage Real Estate Investment Trusts (REITs)	—	1,985,968	—	1,985,968
Oil, Gas & Consumable Fuels	—	14,122,985	— a	14,122,985
Paper & Forest Products	—	281,722	—	281,722
Passenger Airlines	—	1,206,338	—	1,206,338
Personal Care Products	—	616,761	—	616,761
Pharmaceuticals	—	2,199,676	—	2,199,676

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NOTES TO FINANCIAL STATEMENTS

10. Fair Value Measurements
(continued)

	Level 1	Level 2	Level 3	Total

Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Real Estate Management & Development	$—	$1,992,215	$—	$1,992,215
Software	—	3,005,279	—	3,005,279
Specialized REITs	—	1,028,503	—	1,028,503
Specialty Retail	—	2,010,467	—	2,010,467
Textiles, Apparel & Luxury Goods	—	392,338	—	392,338
Trading Companies & Distributors	—	1,916,105	—	1,916,105
Wireless Telecommunication Services	—	1,248,971	—	1,248,971
Senior Floating Rate Interests	—	122,800,039	—	122,800,039
Marketplace Loans	—	—	61,197,754	61,197,754
Asset-Backed Securities	—	41,213,392	—	41,213,392
Commercial Mortgage-Backed Securities	—	2,891,881	—	2,891,881
Mortgage-Backed Securities	—	44,614,577	—	44,614,577
Escrows and Litigation Trusts	—	—	— a	—
Short Term Investments	9,910,192	—	—	9,910,192

Total Investments in Securities	$10,425,377	$349,019,057	$61,197,754	$420,642,188

Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$12,335,804	$—	$12,335,804

Total Other Financial Instruments	$—	$12,335,804	$—	$12,335,804

a
Includes financial instruments determined to have no value.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2023, the reconciliation is as follows:

	Balance at Beginning of Year	Purchases a	Sales b	Transfer Into Level 3	Transfer Out of Level 3	Net Accretion (Amortiza- tion)	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Year	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Year End

Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks:
Ground Transportation	$44,659	$—	$— c	$—	$—	$—	$—	$(44,659)	$—	$—
Oil, Gas & Consumable Fuels	— c	—	— c	—	—	—	(1,208,234)	1,208,234	—	—
Corporate Bonds:
Ground Transportation	993,522	—	(1,080,003)	—	—	29,438	(169,612)	226,655	—	—
Hotels, Restaurants & Leisure	— c	—	—	—	—	—	—	—	— c	—
Oil, Gas & Consumable Fuels	— c	—	—	—	—	—	—	—	— c	—
Marketplace Loans:
Financial Services	75,416,488	25,242,209	(39,121,675)	—	—	—	(1,928,316)	1,589,048	61,197,754	(1,400,638)
Escrows and Litigation Trusts:	—	53,617	(53,220)	—	—	—	(397)	—	— c	—

Total Investments in Securities	$76,454,669	$25,295,826	$(40,254,898)	$—	$—	$29,438	$(3,306,559)	$2,979,278	$61,197,754	$(1,400,638)

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NOTES TO FINANCIAL STATEMENTS

10. Fair Value Measurements
(continued)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Includes financial instruments determined to have no value.
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2023, are as follows:

Description	Fair Value at End of Year		Valuation Technique	Unobservable Inputs	Amount/Range (Weighted Average) a	Impact to Fair Value if Input Increases b

Franklin Limited Duration Income Trust

Assets:
Investments in Securities:
Marketplace Loans:
Financial Services	61,197,754		Discounted cash flow	Loss-adjusted discount rate	0.6% - 18.3% (9.4%)	Decrease

				Projected loss rate	2.5% - 42.7%	Decrease
					(13.1%)

All Other Investments	—	c

Total	$61,197,754

a	Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

c	Includes financial instruments determined to have no value.
11. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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NOTES TO FINANCIAL STATEMENTS

Abbreviations

Currency
USD	United States Dollar

Selected Portfolio

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FRN	Floating Rate Note

GNMA	Government National Mortgage Association

IBOR	Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MBS	Mortgage-Backed Security

PIK	Payment-In-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Franklin Limited Duration Income Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Limited Duration Income Trust (the “Fund”) as of December 31, 2023, the related statements of operations and cash flows for the year ended December 31, 2023, the statements of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
We have also previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statements of assets and liabilities, including the schedules of investments, of the Fund as of December 31, 2022, 2021, 2020, 2019, 2018 and 2017 and March 31, 2017, 2016, 2015 and 2014, and the related statements of operations for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, for the period of April 1, 2017 through December 31, 2017 and for the years ended March 31, 2017, 2016, 2015 and 2014, the statements of changes in net assets for the years ended December 31, 2021, 2020, 2019 and 2018, for the period of April 1, 2017 through December 31, 2017 and for the years ended March 31, 2017, 2016, 2015 and 2014 and the statements of cash flows for the years ended December 31, 2022, 2021, 2020, 2019 and 2018 (none of which are presented herein), and we expressed unqualified opinions on those financial statements. In our opinion, the information set forth in the Senior Securities Table of the Fund for each of the six years in the period ended December 31, 2023, for the period of April 1, 2017 through December 31, 2017 and for each of the four years in the period ended March 31, 2017 is fairly stated, in all material respects, in relation to the financial statements from which it has been derived.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2023:

	Pursuant to:	Amount Reported
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$187,888
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$187,888
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$12,678,758
Section 163(j) Interest Earned	§163(j)	$17,235,915

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Important Information to Shareholders

Share Repurchase Program
The Fund’s Board has authorized the Fund to repurchase up to 10% of the Fund’s outstanding shares in open-market transactions, at the discretion of management.
In exercising its discretion consistent with its portfolio management responsibilities, the Investment Manager will take into account various other factors, including, but not limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be undesirable because of liquidity concerns or because the sale might subject the Fund to adverse tax consequences. Any repurchases would be made on a national securities exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or borrowing of the Fund. If and when the Fund’s 10% threshold is reached, no further repurchases could be completed until authorized by the Board. Until the 10% threshold is reached, Fund management will have the flexibility to commence share repurchases if and when it is determined to be appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please see note 2 (Shares of Beneficial Interest) for additional information regarding shares repurchased.
Managed Distribution Plan
Until December 31, 2023, the Fund employed a managed distribution policy whereby the Fund made distributions to common shareholders at an annual minimum fixed rate of 10%, based on the average monthly net asset value (NAV) of the Fund’s common shares. Effective January 1, 2024, the Board has implemented a new managed distribution plan where the Fund will distribute a level distribution amount to shareholders. The Fund intends to make monthly distributions to shareholders at the fixed rate of $0.0615 per share. Management will generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a consistent distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so.
Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan.
The Board may amend the terms of the plan or terminate the plan at any time. The amendment or termination of the plan could have an adverse effect on the market price of the Fund’s common shares. The plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
In compliance with Rule 19a-1 of the Investment Company Act of 1940, shareholders will receive a notice that details the source of income for each dividend such as net investment income, gain from the sale of securities and return of principal. However, determination of the actual source of the Fund’s dividend can only be made at year-end. The actual source amounts of all Fund dividends will be included in the Fund’s annual or semiannual reports.
In addition, the tax treatment may differ from the accounting treatment used to calculate the source of the Fund’s dividends as shown on shareholders’ statements. Shareholders should refer to their Form 1099-DIV for the character and amount of distributions for income tax reporting purposes. Since each shareholder’s tax situation is unique, it may be advisable to consult a tax advisor as to the appropriate treatment of Fund distributions.
Information About the Fund’s Goal and Main Investments, Principal Investment Strategy, and Principal Risks
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income, with a secondary objective of capital appreciation to the extent possible and consistent with the Fund’s primary objective.
Principal Investment Strategy
Under normal market conditions, the Fund will seek to achieve its investment objectives by investing in debt securities and other income-producing instruments, allocated primarily among three distinct investment categories:

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(1) mortgage-backed securities and other asset-backed securities; (2) bank loans made to corporate and other business entities; and (3) below “investment grade” debt securities and other income-producing instruments. There is no limitation on the percentage of the Fund’s assets that may be allocated to each of these investment categories; provided that, under normal market conditions, the Fund will invest at least 20% of its total assets in each category.
Under normal circumstances, the Fund’s allocation to the investment category of mortgage-backed and other asset-backed securities will be primarily composed of investments in mortgage-backed securities. Under normal market conditions, the Fund will invest at least 20% of its assets in debt securities or other instruments rated below investment grade, sometimes called “junk bonds.” The Fund may also invest in investment grade debt securities. Investment grade debt securities are rated in one of the top four ratings categories by a nationally-recognized statistical rating organization (a “Rating Agency”) such as S&P, Moody’s or Fitch. A debt security rated below the top four ratings categories by each Rating Agency rating the security will be considered below investment grade. The Fund may also buy unrated debt securities or other income-producing instruments.
The Fund may invest in securities or other instruments whose issuers are in default or bankruptcy. Under normal conditions, the Fund will not invest more than 5% of its total assets in debt securities or other obligations whose issuers are in default at the time of purchase.
Under normal market conditions, the Fund may invest up to 25% of its total assets in loans originated through on-line marketplace lending platforms (a “Platform”) that provide a marketplace for lending through the purchase of loans (either individually or in aggregations) (“Marketplace Loans”) and other types of marketplace lending instruments. The Fund will not invest in Marketplace Loans that the Fund determines to be subprime.
Under normal market conditions, the Investment Manager expects the Fund to maintain an estimated average portfolio duration of between two and five years (including the effect of anticipated leverage). This duration policy may only be changed following provision of 60 days’ prior notice to holders of Common Shares (“Common Shareholders”). In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration.
The Fund uses an active sector allocation strategy to try to achieve its goals of income and capital appreciation. This means the Fund allocates its assets among securities in various market sectors based on the Investment Manager’s assessment of changing economic, global market, industry, and issuer conditions. Consequently, the Fund, from time to time, may have significant positions in particular sectors. There can be no assurance that the Investment Manager’s assessments will be correct.
The Investment Manager will rely heavily on its own analysis of the credit quality and risks associated with individual debt obligations considered for the Fund, rather than relying exclusively on rating agencies, third-party research or the credit ratings assigned by a Platform with regard to Marketplace Loans. The Investment Manager will use this information in an attempt to minimize credit risk and identify borrowers, issuers, industries or sectors that are undervalued or that offer attractive yields relative to the Investment Manager’s assessment of their credit characteristics. The Fund’s success in achieving its investment objectives may depend more heavily on the Investment Manager’s credit analysis than if the Fund invested solely in higher-quality and rated securities.
Subject to the availability of suitable investment opportunities, the Investment Manager will seek to diversify the Fund’s investments broadly in an attempt to minimize the portfolio’s sensitivity to credit and other risks associated with a particular issuer, industry or sector, or to the impact of a single economic, political or regulatory event.
The Fund’s portfolio may include bonds, debentures, notes and other similar types of debt instruments, such as asset-backed securities, as well as bank loans and loan participations, commercial and agency-issued mortgage

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securities, payment-in-kind securities, zero-coupon securities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, structured notes and other hybrid instruments, preferred shares, municipal or U.S. government securities, debt securities issued by foreign corporations or supra-national government agencies, mortgage-backed securities issued on a public or private basis, other types of asset-backed securities, and Marketplace Loans and other types of marketplace lending instruments . See the Notes to Financial Statements for further information. The rate of interest on an income-producing security may be fixed, floating or variable. The Fund may use swaps and other derivative instruments.
The Fund may hold equity securities; however, under ordinary circumstances, such investments will be limited to convertible securities, dividend-paying common or preferred stocks, or equity securities acquired in connection with a restructuring, bankruptcy, default, or the exercise of a conversion or purchase right.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Credit
The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or an issuer’s or security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer or security, may affect debt securities’ values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Investment Manager or the rating agencies than such securities actually do.
Interest Rate
Changes in interest rates may present risks to the Fund. When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices generally rise when interest rates fall.
The prices of fixed-rate securities with longer durations tend to be more sensitive to changes in interest rates than securities with shorter durations, usually making them more volatile. Because the Fund will normally have an estimated average portfolio duration of between two and five years (including the effects of anticipated leverage), the Fund’s net asset value and market price will tend to fluctuate more in response to changes in market interest rates than if the Fund invested mainly in short-term debt securities and less than if the Fund invested mainly in longer-term debt securities.
The cost of leverage employed by the Fund is based on certain interest rates. If the cost of leverage exceeds the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally lower interest rates, the returns to Common Shareholders may be reduced. The Fund’s use of leverage, as described in the Prospectus, will tend to increase Common Share interest rate risk.
The Fund may employ certain strategies for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Fund’s exposure to interest rate risk, although there is no assurance that it will do so or that such strategies will be successful.
Market
The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. Furthermore, events involving limited liquidity, defaults, non-performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. In addition, unexpected events and their aftermaths, such as the spread of diseases; natural,

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environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.
High-Yield Debt Securities
The Fund may invest in debt securities and other income-producing instruments that are rated below investment grade or unrated. These securities and instruments generally have more credit risk than higher-rated securities. The issuers of such securities or instruments typically do not have the track record needed to receive an investment grade rating, have borrowed to finance acquisitions or to expand their operations, are seeking to refinance their debt at lower rates, or have been downgraded due to financial difficulties. Due to the risks involved in investing in high yield debt securities and other income-producing instruments, an investment in the Fund should be considered speculative.
Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. The high yield market has experienced a large number of defaults in recent years. If a company defaults because it stops making interest and/ or principal payments, payments on the securities may never resume because such securities are generally unsecured and are often subordinated to other creditors of the issuer. These securities may be worthless and the Fund could lose its entire investment.
High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected.
Bank Loans
Bank loans, loan participations and assignments involve
credit risk, interest rate risk, liquidity risk, and the risks of being a lender, as well as other risks. If the Fund purchases a loan, it may be able to enforce its rights only through the lender, and may assume the credit risk of both the lender and the borrower.
Corporate loans in which the Fund may invest may be unrated and generally will not be registered with the SEC or listed on a securities exchange. Because the amount of public information available with respect to corporate loans generally is less extensive than that available for more widely rated, registered and exchange-listed securities, corporate loans can be more difficult to value.
Bank loans and certain corporate loans may not be considered “securities,” and investors, such as the Fund, therefore may not be entitled to rely on the antifraud protections of the federal securities laws and may have limited legal remedies.
Marketplace Loans
Marketplace Loans are subject to the risks associated with debt investments generally, including but not limited to, interest rate, credit, liquidity, high yield debt, market and income risks.
Marketplace Loans generally are not rated by rating agencies; are often unsecured; not guaranteed or insured by a third party; not backed by any governmental authority; and are highly risky and speculative investments similar to an investment in lower rated securities or high yield debt securities (also known as junk bonds). Lenders and investors, such as the Fund, assume all of the credit risk on the loans they fund or purchase and there are no assurances that payments due on the Marketplace Loans will be made. In addition, investments in Marketplace Loans may be adversely affected if the Platform or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans. The Fund intends to have a backup servicer in case any Platform or third-party servicer ceases or fails to perform the servicing functions, which the Fund expects will mitigate some of the risks associated with a reliance on platforms or third-party servicers for servicing of the Marketplace Loans. Moreover, the Fund may have limited information about the Marketplace Loans and information provided to the Platform regarding the loans and the borrowers’ credit information may be incomplete, inaccurate, outdated or fraudulent. It also may be difficult for the Fund to sell an investment in a Marketplace Loan

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before maturity at the price at which the Fund believes the loan should be valued because these loans typically are considered by the Fund to be illiquid securities. To the extent the Fund invests in Marketplace Loans, the Fund may also be subject to related regulatory and judicial risks, pass-through notes risk, fraud risk, platform risk, servicer risk, and tax risk.
Mortgage Securities and Asset-Backed Securities
Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.
Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund’s share price to fall and would make the mortgage securities more sensitive to interest rate changes.
Since September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, has acted as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term.
Although the mortgage-backed securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.
Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.
Income
The Fund’s income distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund’s income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.
Leverage
The Fund’s use of leverage creates the opportunity for increased net income, but also creates special risks. The Fund currently uses leverage through the borrowing of funds under a committed financing arrangement and the purchase of mortgage dollar rolls. The Fund may use other forms of leverage, including through the issuance of senior securities such as preferred shares. The Fund may also use leverage through the lending of portfolio securities, and the use of swaps, other derivatives, reverse repurchase agreements, and when-issued, delayed delivery or forward commitment transactions. To mitigate leverage risk from such transactions, the Fund may segregate liquid assets against or otherwise cover its future obligations under such transactions.
So long as the Fund’s securities portfolio provides a higher rate of return (net of Fund expenses) than the cost of its leverage (e.g., the interest rate on any borrowings), the leverage will allow shareholders to receive a higher current rate of return than if the Fund were not leveraged. If, however, interest rates rise, which may be likely because interest rates are currently near their lowest levels in many years, the Fund’s cost of leverage could exceed the rate of return on the debt obligations and other investments held by the Fund that were acquired during periods of generally

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lower interest rates, reducing return to shareholders. If the Fund leverages with preferred shares that pay cumulative dividends, the Fund’s leverage risk may be increased.
The Fund’s use of leverage may, during periods of rising interest rates, adversely affect the Fund’s income, distributions and total returns to Common Shareholders. Leverage creates two major types of risks for Common Shareholders:

•	the likelihood of greater volatility of net asset value and market price of Common Shares, because changes in the value of the Fund’s portfolio of income-producing securities (including securities bought with the proceeds of leverage) are borne entirely by the Common Shareholders; and

•	the possibility either that Common Share income will fall if the Fund’s cost of leverage rises, or that Common Share income will fluctuate because the cost of leverage varies. Because the fees received by the Investment Manager are based on the Managed Assets (as defined below) of the Fund (including the aggregate liquidation preference of any preferred shares or the outstanding amount of any borrowing or short-term debt securities), the Investment Manager has a financial incentive for the Fund to use leverage, which may create a conflict of interest between the Investment Manager and the Common Shareholders.
By using leverage, the Fund will seek to obtain a higher return for holders of Common Shares than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund’s use of leverage strategies could result in larger losses than if the strategies were not used.
Foreign Securities (non-U.S.)
Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in the Fund and may include, among others, currency risks, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. Investing in securities of issuers based in developing or emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree as well as other risks.
Debt issued by foreign governments, their agencies or instrumentalities, or other government-related entities, is subject to several risks, such as the fact that there are generally no bankruptcy proceedings similar to those in the United States by which defaulted sovereign debt may be collected. Other risks include: potential limits on the flow of capital; political and economic risk; the extent and quality of financial regulations; tax risk; and the potential expropriation or nationalization of foreign issuers.
Derivatives
The performance of derivatives depends largely on the performance of an underlying asset, interest rate or index, and such instruments often have risks similar to their underlying asset. Derivatives (such as futures contracts and options thereon, options, swaps and short sales) are also subject to a number of risks such as liquidity risk, interest rate risk, credit risk, leverage risk, volatility risk and management risk. They also involve the risk of mispricing or improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. With over-the-counter derivatives, there is a risk that the other party to the transaction will fail to perform (known as counterparty risk). There can be no assurance that the Fund will engage in suitable derivative transactions to reduce exposure to other risks when that would be beneficial.
Liquidity
The Fund may invest up to 25% of its total assets in securities which are illiquid at the time of investment (i.e., securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

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Portfolio Turnover
Active and frequent trading may increase a shareholder’s tax liability and will increase the Fund’s transaction costs, which could detract from Fund performance.
Management
The Fund is subject to management risk because it is an actively managed portfolio. The Investment Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results.
Please see the Performance Summary section of this report for additional risk disclosure.
The following information is a summary of material changes since the last fiscal year. This information may not reflect all of the changes that have occurred since you purchased the Fund.
There have not been any material changes during the last fiscal year.

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Important Information to Shareholders (Unaudited)
UPDATED DISCLOSURES FOR THE FUND WITH AN EFFECTIVE SHELF OFFERING REGISTRATION STATEMENT
The following additional information is provided in connection with a shelf offering registration statement for the Fund as of the fiscal year ended December 31, 2023.
SUMMARY OF FUND EXPENSES
Sales Load (as a percentage of offering price)
(1)
Offering Expenses (as a percentage of offering price)
(1)
Dividend Reinvestment Plan Fees
(2)

Annual Operating Expenses	Percentage of Net Assets Attributable to Common Shares
Management Fees (3)	1.03%
Interest on Borrowed Funds (4)	2.36%
Other Expenses (5)	0.68%
Total Annual Fund Operating Expenses	4.07%
(1) If the Common Shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Fund shareholders will pay all offering expenses involved with an offering.
(2) You will pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
(3) The Investment Manager is entitled to receive an investment management fee of 0.70% per year of the Fund’s average daily Managed Assets. “Managed Assets” are defined as the total assets of the Fund (including any assets attributable to leverage) minus the sum of accrued liabilities (other than the outstanding amount of any borrowing and other financial leverage). If the Fund uses leverage, the amount of fees paid to the Investment Manager for investment management services will be higher than if the Fund does not use leverage because the fees paid are calculated on the Fund’s Managed Assets, which include assets purchased with leverage.
(4) The Fund enters into reverse repurchase agreements. Additionally, the Fund participates in a committed financing arrangement through which the Fund is authorized to borrow up to $100 million.
(5) “Other Expenses” are based on estimated amounts for the current fiscal year.
Examples
An investor would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

One Year	Three Years	Five Years	Ten Years
$41	$124	$208	$426
The above table and example are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in Shares of the Fund.

The “Example” assumes that all dividends and other distributions are reinvested at net asset value and that the percentage amounts listed in the table above under Total Annual Operating Expenses remain the same in the years shown.

The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s Common Shares.
The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater than or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
MARKET PRICE AND NET ASSET VALUATION (NAV) INFORMATION
The Fund’s Common Shares are traded on the NYSE American under the symbol “FTF”. The below table details for the period indicated the high and low closing market prices and NAV as well as the high and low of the premium and discount of the market value compared to the NAV.

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IMPORTANT INFORMATION TO SHAREHOLDERS (UNAUDITED)

					Premium/Discount to
	Market Price		NAV		NAV
Fiscal Quarter Ended	High	Low	High	Low	High	Low
December 2023	$6.41	$5.77	$7.18	$6.85	-9.85%	-15.89%
September 2023	$6.34	$6.09	$7.16	$7.02	-11.08%	-13.38%
June 2023	$6.35	$6.03	$7.17	$7.01	-11.06%	-14.57%
March 2023	$6.55	$6.07	$7.30	$7.01	-9.67%	-13.92%
December 2022	$6.54	$5.95	$7.21	$6.97	-8.79%	-14.63%
September 2022	$7.11	$6.16	$7.63	$7.04	-6.52%	-12.57%
June 2022	$7.77	$6.45	$8.14	$7.30	-4.55%	-13.07%
March 2022	$9.14	$7.29	$8.97	$8.05	2.47%	-9.89%
The net asset value per Common Share on December 31, 2023 was $7.18 and the market price per Common Share at the close of business on December 31, 2023 was $6.22, representing a (13.4)% discount to such net asset value. As of December 31, 2023, the Fund has outstanding 40,405,374 Common Shares. The Fund’s Common Shares have traded in the market below, at and above net asset value since the commencement of the Fund’s operations. However, it has recently been the case that the Fund’s Common Shares have traded at a discount from net asset value. The Fund cannot determine the reasons why the Fund’s Common Shares trade at a premium to or discount from net asset value, nor can the Fund predict whether its Shares will trade in the future at a premium to or discount from net asset value, or the level of any premium or discount. Shares of a closed-end investment company may frequently trade at prices lower than net asset value. The Fund’s Board of Trustees regularly monitors the relationship between the market price and net asset value of the Common Shares. If the Common Shares were to trade at a substantial discount to net asset value for an extended period of time, the Board may consider the repurchase of its Common Shares on the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take or propose any of these actions, or that share repurchases or tender offers will actually reduce market discount.
SENIOR SECURITIES TABLE
The Fund engaged in senior securities during the prior ten years as follows:

		Asset
		Coverage	Involuntary	Average
	Total Amount	per	Liquidation	Market Value
Year Ended	Outstanding 1	$1,000 2	Preference 3	Outstanding 4
Reverse Repurchase Agreement
December 31, 2023	$12,151,954	$3,647	$12,335,804	N/A
December 31, 2022	$34,090,177	$3,437	$34,456,370	N/A
December 31, 2021	$33,358,605	$3,324	$33,448,122	N/A
December 31, 2020	$18,504,585	$3,549	$18,523,129	N/A
December 31, 2019	$17,117,190	$3,814	$17,169,028	N/A

Credit Facility
December 31, 2023	$97,500,000	$3,647	$98,013,825	$86,460,576
December 31, 2022	$83,000,000	$3,437	$83,403,086	$83,008,795
December 31, 2021	$83,000,000	$3,324	$83,079,041	$86,629,314
December 31, 2020	$93,000,000	$3,549	$93,090,704	$92,029,719
December 31, 2019	$90,000,000	$3,814	$90,218,042	$90,127,217
December 31, 2018	$90,000,000	$4,387	$90,267,083	$33,334,190

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IMPORTANT INFORMATION TO SHAREHOLDERS (UNAUDITED)

			Involuntary
		Asset	Liquidation
	Total	Coverage	Preference	Average
	Preferred	per	Per	Market Value
	Shares	Preferred	Preferred	Per Preferred
Year Ended	Outstanding	Share	Share	Share 5
Preferred Shares Series M
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
March 31, 2014	1,200	$78,686	$25,000	N/A

Preferred Shares Series W
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
March 31, 2014	1,200	$78,686	$25,000	N/A

Preferred Shares Series F
December 31, 2017	1,200	$72,311	$25,000	N/A
March 31, 2017	1,200	$74,809	$25,000	N/A
March 31, 2016	1,200	$75,991	$25,000	N/A
March 31, 2015	1,200	$76,665	$25,000	N/A
March 31, 2014	1,200	$78,686	$25,000	N/A
(1) Total amount of each class of senior securities outstanding at the end of the period presented.
(2) The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the total assets, less all liabilities and indebtedness not represented by senior securities, divided by the aggregate amount of outstanding senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per $1,000.”
(3) The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer represents the total amount outstanding and any unpaid interest at the end of the period presented.
(4) Average market value outstanding for the reverse repurchase agreements is not applicable because these senior securities were not registered for public trading.
(5) Average market value per preferred share for the Preferred Shares Series M, Preferred Shares Series W and Preferred Shares Series F is not applicable because these senior securities were not registered for public trading.
UNRESOLVED STAFF COMMENTS
The Fund believes that there are no material unresolved written comments, received 180 days or more before December 31, 2023, from the Staff of the Securities and Exchange Commission regarding any of its periodic or current reports under the Securities Exchange Act of 1934 or the Investment Company Act of 1940, or its registration statement.

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Annual Meeting of Shareholders: October 3, 2023 (unaudited)
The Annual Meeting of Shareholders (the “Meeting”) for Franklin Limited Duration Income Trust (the “Fund”) was held on October 3, 2023. At the Meeting, shareholders elected Terrence J. Checki, Mary C. Choksi, Larry D. Thompson and Rupert H. Johnson, Jr. as Trustees of the Fund to hold office for a three-year term, set to expire at the 2026 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:

		Shares
Trustee Nominees	Shares For	Withheld
Terrence J. Checki	29,172,561	2,131,195
Mary C. Choksi	29,172,561	2,131,195
Larry D. Thompson	29,172,561	2,131,195
Rupert H. Johnson, Jr	29,176,344	2,127,412
Note: Harris J. Ashton, Gregory E. Johnson, Edith E. Holiday, J. Michael Luttig and Valerie M. Williams are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.

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Dividend Reinvestment and Cash Purchase Plan
The Fund’s Dividend Reinvestment Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions (Distributions) in shares of the Fund. Equiniti Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station, New York, NY 10269-0560, acts as your Plan Agent in administering the Plan. The Agent will open an account for you under the Plan in the same name as your outstanding shares are registered.
You are automatically enrolled in the Plan unless you elect to receive Distributions in cash. If you own shares in your own name, you should notify the Agent, in writing, if you wish to receive Distributions in cash.
If the Fund declares a Distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Agent. If on the payment date for a Distribution, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions, the Agent shall receive newly issued shares, including fractions, from the Fund for your account. The number of additional shares to be credited shall be determined by dividing the dollar amount of the Distribution by the greater of the net asset value per share on the payment date, or 95% of the then current market price per share.
If the net asset value per share exceeds the market price plus estimated brokerage commissions on the payment date for a Distribution, the Agent (or a broker-dealer selected by the Agent) shall try, for a purchase period of 30 days, to apply the amount of such Distribution on your shares (less your pro rata share of brokerage commissions incurred) to purchase shares on the open market. The weighted average price (including brokerage commissions) of all shares it purchases shall be your allocated price per share. If, before the Agent has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares as of the payment date, the purchase price the Agent paid may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if such Distribution had been paid in shares issued by the Fund. Participants should note that they will not be able to instruct the Agent to purchase shares at a specific time or at a specific price. The Agent may make open-market purchases on any securities exchange where shares are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine.
The market price of shares on a particular date shall be the last sales price on NYSE MKT, or, if there is no sale on the exchange on that date, then the mean between the closing bid and asked quotations on the exchange on such date. The net asset value per share on a particular date shall be the amount most recently calculated by or on behalf of the Fund as required by law.
The Agent shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Agent’s negligence, bad faith, or willful misconduct or that of its employees. Your uninvested funds held by the Agent will not bear interest. The Agent shall have no responsibility for the value of shares acquired. For the purpose of cash investments, the Agent may commingle your funds with those of other participants in the same Fund.
There is no direct charge to participants for reinvesting Distributions, since the Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. If you elect by notice to the Agent to have it sell part or all of your shares and remit the proceeds, the Agent will deduct brokerage commissions from the proceeds. The automatic reinvestment of Distributions does not relieve you of any taxes that may be payable on Distributions. In connection with the reinvestment of Distributions, shareholders generally will be treated as having received a Distribution equal to the cash Distribution that would have been paid.
The Agent will forward to you any proxy solicitation material and will vote any shares so held for you first in accordance with the instructions set forth on proxies you return to the Fund, and then with respect to any proxies you do not return to the Fund in the same portion as the Agent votes proxies the participants return to the Fund.

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DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

As long as you participate in the Plan, the Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you. Upon your written request, the Agent will deliver to you, without charge, a certificate or certificates for the full shares. The Agent will send you a confirmation of each acquisition made for your account as soon as practicable, but not later than 60 days after the acquisition date. Although from time to time you may have an undivided fractional interest in a share of the Fund, no certificates for a fractional share will be issued. Distributions on fractional shares will be credited to your account. If you terminate your account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of shares at the time of termination.
You may withdraw from the Plan at any time, without penalty, by notifying the Agent in writing at the address above or by telephone at (800) 416-5585. Such termination will be effective with respect to a Distribution if the Agent receives your notice prior to the Distribution record date. The Agent or the Fund may terminate the Plan upon notice to you in writing mailed at least 30 days prior to any record date for the payment of any Distribution. Upon any termination, the Agent will issue, without charge, stock certificates for all full shares you own and will convert any fractional shares you hold at the time of termination to cash at current market price and send you a check for the proceeds.
The Fund or the Agent may amend the Plan. You will receive written notice at least 30 days before the effective date of any amendment.

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Board Members and Officers
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member 1	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2003	118	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and
formerly
, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	118	Hess Corporation (exploration of oil and gas) (2014-present).
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation (2018-present); and
formerly
, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	118	Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present); and
formerly
				, Avis Budget Group Inc. (car rental) (2007-2020).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and
formerly
, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Independent Board Members
(continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member 1	Other Directorships Held During at Least the Past 5 Years

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2005 and Lead Independent Trustee since 2019	118	Hess Corporation (exploration of oil and gas) (1993-present), Santander Holdings USA (holding company) (2019-present); and
formerly
				, Santander Consumer USA Holdings, Inc. (consumer finance) (2016-2023); Canadian National Railway (railroad) (2001-2021), White Mountains Insurance Group, Ltd. (holding company) (2004- 2021), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and
formerly
, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	118	Boeing Capital Corporation (aircraft financing) (2006-2010).

Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly
, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	118	Graham Holdings Company (education and media organization) (2011-2021); The Southern Company (energy company) (2014-2020; previously 2010- 2012) and Cbeyond, Inc. (business communications provider) (2010- 2012).
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and
formerly
, Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

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Independent Board Members
(continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member 1	Other Directorships Held During at Least the Past 5 Years

Valerie M. Williams (1956) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2021	109	Omnicom Group, Inc. (advertising and marketing communications services) (2016-present), DTE Energy Co. (gas and electric utility) (2018-present), Devon Energy Corporation (exploration and production of oil and gas) (2021-present); and
formerly
				, WPX Energy, Inc. (exploration and production of oil and gas) (2018- 2021).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and
formerly
, Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member 1	Other Directorships Held During at Least the Past 5 Years

Gregory E. Johnson 2 (1961) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board, Senior Vice President and Trustee	Chairman of the Board and Senior Vice President since 2023 and Trustee since 2013	128	None

Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment Company Institute; and
formerly
, Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.

Rupert H. Johnson, Jr. 3 (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2003	118	None

Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.

Ted P. Becker (1951) 280 Park Avenue New York, NY 10017	Chief Compliance Officer	Since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Franklin Templeton Fund Adviser, LLC (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006);
formerly
, Director of Global Compliance at Legg Mason (2006-2020); Managing Director of Compliance of Legg Mason & Co. (2005-2020).

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Interested Board Members and Officers
(continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member 1	Other Directorships Held During at Least the Past 5 Years

Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Susan Kerr (1949) 280 Park Avenue New York, NY 10017	Vice President - AML Compliance	Since 2021	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors; and officer of certain funds in the Franklin Templeton/ Legg Mason fund complex.

Christopher Kings (1974) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Vice President since 2015 and Secretary since June 2023	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Jeffrey W. White (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since January 2024	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly
, Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting (2017-2023).

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. Information is for the calendar year ended December 31, 2023, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund’s investment manager and distributor.

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Interested Board Members and Officers
(continued)
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

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Shareholder Information
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete consolidated schedule of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Limited Duration Income Trust

Investment Manager Franklin Advisers, Inc. (800) DIAL BEN ® / 342-5236	Transfer Agent Equiniti Trust Company, LLC 6201 15th Avenue Brooklyn, NY 11219 www.equiniti.com

© 2024 Franklin Templeton Investments. All rights reserved.	FTF A 02/24

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Item 2.  Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.  Principal Accountant Fees and Services.

(a)   Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $120,478 for the fiscal year ended December 31, 2023 and $114,935 for the fiscal year ended December 31, 2022.

(b)   Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)   Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended

December 31, 2023 and $70,000 for the fiscal year ended December 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)   All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2023 and $58,000 for the fiscal year ended December 31, 2022. The services for which these fees were paid included procedures performed related to N-2 filings and comfort letters.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $120,800 for the fiscal year ended December 31, 2023 and $221,195 for the fiscal year ended December 31, 2022. The services for which these fees were paid included professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, professional fees relating to security counts and fees in connection with a license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g)  The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $190,800 for the fiscal year ended December 31, 2023 and $349,195 for the fiscal year ended December 31, 2022.

(h)  The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)  N/A

(j)  N/A

Item 5.  Audit Committee of Listed Registrants.

Members of the Audit Committee are: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig and Larry D. Thompson.

Item 6.  Schedule of Investments.     N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the “Investment Managers”) have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

An SEC Compliance Rule Policy and Procedures Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company’s management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of Franklin Templeton’s Global Sustainability Strategy Team’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

These Proxy Policies apply to accounts managed by personnel within Franklin Equity Group, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)

Franklin Templeton Institutional, LLC

The following Proxy Policies apply to FAV only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

a) (1) As of February 26, 2024, the portfolio managers of the Fund are as follows:

Sonal Desai, Ph.D, Glenn I. Voyles, CFA, Justin G. MA, CFA and David Yuen,

CFA, FRM, serve as the portfolio management team responsible for managing the Fund’s portfolio investment. Each of them has experience managing Franklin mutual funds and private accounts.

Ms. Desai has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton in 2009.

Mr. Voyles has been a portfolio manager of the Fund since 2006. He joined Franklin Templeton in 1993.

Mr. Ma has been a portfolio manager of the Fund since 2013. He joined Franklin Templeton in 2006.

(a) (2) This section reflects information about the portfolio managers as of the fiscal year ended December 31, 2023.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Sonal Desai	8	9,699.5	10	4,508.5	7	3,093.7
Glenn Voyles	4	3,599.1	4	1,049.3	1	40.3
Justin Ma	4	2,575.5	1	0.0	–	–
Patrick Klein	11	12,136.3	5	862.0	3	627.9

1.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted in the chart above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.  The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.  The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually, and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary  Each portfolio manager is paid a base salary.

Annual bonus  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•

Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

•

Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Sonal Desai	None
David Yuen	None
Justin G. Ma	None
Glenn I. Voyles	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

○	Trade finding, execution and settlement
○	Settlement monitoring and controls, reconciliations, corporate actions and recall management
○	Collateral management and valuation information
○	Invoice management and billing from counterparties

For the year ended December 31, 2023, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$–
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$–
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$–
Administrative fees not included in a revenue split	$–
Indemnification fees not included in a revenue split	$–
Rebate (paid to borrower)	$–
Other fees not included above	$–
Aggregate fees/compensation paid by the Fund for securities lending activities	$–
Net income from securities lending activities	$–

Item 13. Recovery of Erroneously Awarded Compensation.

(a)	N/A

(b)	N/A

Item 14. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer – Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(a) (2) (1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a) (2) (2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer – Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

(d) Consent of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Limited Duration Income Trust

By	S\CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer – Finance and Administration
Date	February 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer – Finance and Administration
Date	February 26, 2024

By	S\JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer
Date	February 26, 2024